UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04347

GMO Trust
(Exact name of registrant as specified in charter)

40 Rowes Wharf, Boston, MA			02110
(Address of principal executive offices)			(Zip code)

Scott E. Eston, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-346-7646

Date of fiscal year end:	02/28/09

Date of reporting period:	08/31/08

Item 1. Reports to Stockholders.

The semiannual reports for each series of the registrant for the periods ended August 31, 2008 are filed herewith.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Developed World Stock Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.5%
Short-Term Investments	3.1
Preferred Stocks	0.3
Forward Currency Contracts	0.1
Futures	(0.5)
Other	1.5
100.0%
Country Summary	% of Equity Investments
United States	51.5%
United Kingdom	12.3
Japan	9.2
France	7.3
Germany	3.6
Canada	3.2
Singapore	2.2
Switzerland	2.1
Italy	2.0
Netherlands	2.0
Hong Kong	1.4
Australia	0.9
Finland	0.7
Spain	0.7
Belgium	0.4
Norway	0.2
Sweden	0.2
Ireland	0.1
100.0%
Industry Sector Summary	% of Equity Investments
Health Care	16.7%
Financials	16.7
Energy	14.1
Industrials	10.2
Consumer Staples	9.9
Information Technology	9.4
Consumer Discretionary	8.7
Materials	7.5
Utilities	4.2
Telecommunication Services	2.6
100.0%

1

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.5%
	Australia — 0.8%
22,900	BHP Billiton Ltd	804,289
437,966	Telstra Corp Ltd	1,625,762
25,295	Woodside Petroleum Ltd	1,358,667
	Total Australia	3,788,718
	Belgium — 0.4%
75,924	Dexia	1,072,987
54,210	Fortis	750,609
	Total Belgium	1,823,596
	Canada — 3.1%
7,300	Agrium Inc	617,454
10,400	Bank of Nova Scotia	480,429
21,000	Barrick Gold Corp	730,787
15,864	BCE Inc	601,063
13,300	Canadian National Railway Co	697,818
15,100	Canadian Natural Resources	1,289,004
21,300	Canadian Pacific Railway Ltd	1,299,505
17,200	EnCana Corp	1,292,835
20,200	Goldcorp Inc	687,158
13,400	Nexen Inc	419,996
13,400	Potash Corp of Saskatchewan Inc	2,331,686
18,600	Research In Motion Ltd *	2,266,229
16,800	Suncor Energy Inc	961,989
26,700	Talisman Energy Inc	471,990
	Total Canada	14,147,943
	Finland — 0.7%
21,531	Fortum Oyj	883,758
81,649	Nokia Oyj	2,044,280
7,169	Rautaruukki Oyj	243,165
	Total Finland	3,171,203

See accompanying notes to the financial statements.

2

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	France — 7.0%
5,313	Air Liquide SA	645,319
11,702	Alstom	1,188,715
21,762	Arcelor Mittal	1,707,272
17,449	AXA	556,753
63,397	BNP Paribas	5,687,035
11,559	Casino Guichard-Perrachon SA	1,132,710
16,653	Cie de Saint-Gobain	1,017,430
8,252	CNP Assurances	990,515
23,039	Credit Agricole SA	488,445
52,855	France Telecom SA	1,558,425
26,486	GDF Suez	1,524,728
20,401	Peugeot SA	969,284
11,712	Renault SA	977,991
59,380	Sanofi-Aventis	4,212,744
12,445	Societe Generale	1,200,476
2,855	Suez Environnement SA *	82,009
102,026	Total SA	7,329,156
1,708	Vallourec SA	475,150
	Total France	31,744,157
	Germany — 3.1%
31,558	Altana AG	502,968
18,528	BASF AG	1,069,228
6,694	Beiersdorf AG (Bearer)	389,677
8,794	Deutsche Boerse AG	824,272
42,498	E.ON AG	2,477,514
25,237	Hannover Rueckversicherungs AG (Registered)	1,070,521
7,666	K&S AG	919,046
3,532	Linde AG	443,186
4,242	MAN AG	414,227
9,290	Muenchener Rueckversicherungs AG (Registered)	1,440,570
4,780	Q-Cells AG *	478,542
5,417	RWE AG	583,397
6,154	Salzgitter AG	942,362
37,885	Suedzucker AG	642,156

See accompanying notes to the financial statements.

3

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
7,653	ThyssenKrupp AG	381,033
4,941	Volkswagen AG	1,473,230
	Total Germany	14,051,929
	Hong Kong — 1.3%
28,000	Cheung Kong Holdings Ltd	397,991
211,000	CLP Holdings Ltd	1,711,729
55,400	Esprit Holdings Ltd	457,342
91,600	Hang Seng Bank Ltd	1,806,652
163,500	Hong Kong Electric Holdings Ltd	1,038,101
39,000	Sun Hung Kai Properties Ltd	531,783
	Total Hong Kong	5,943,598
	Ireland — 0.1%
49,191	Bank of Ireland	394,320
	Italy — 1.9%
242,972	ENI SPA	7,881,369
120,146	UniCredito Italiano SPA	646,470
	Total Italy	8,527,839
	Japan — 8.8%
34,100	Alps Electric Co Ltd	308,196
18,900	Asahi Breweries	350,081
167,000	Cosmo Oil Co Ltd	487,761
18,500	Daiichi Sankyo Co Ltd	556,571
7,900	Eisai Co Ltd	314,174
16,500	Fast Retailing Co Ltd	1,665,445
148,000	Fuji Heavy Industries Ltd	846,058
73,000	Hitachi Ltd	537,641
100,300	Honda Motor Co Ltd	3,257,510
28,200	Hoya Corp	574,861
131,000	Itochu Corp	1,053,865
17,000	JFE Holdings Inc	718,420
13,000	Kao Corp	368,069

See accompanying notes to the financial statements.

4

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
56,000	Kawasaki Kisen Kaisha Ltd	397,025
3,600	Keyence Corp	728,211
20,000	Kirin Holdings Co Ltd	299,237
18,300	Komatsu Ltd	383,010
25,500	Konica Minolta Holdings Inc	351,462
4,700	Kyocera Corp	393,908
127,000	Marubeni Corp	785,797
40,000	Matsushita Electric Industrial Co Ltd	822,154
97,000	Mazda Motor Corp	516,315
4,800	Nintendo Co Ltd	2,253,407
122,000	Nippon Mining Holdings Inc	677,660
183,000	Nippon Oil Corp	1,141,354
57,000	Nippon Yusen KK	454,875
273,900	Nissan Motor Co	2,080,569
307,000	Osaka Gas Co Ltd	1,116,970
60,000	Ricoh Company Ltd	990,397
86,600	Seven & I Holdings Co Ltd	2,522,446
35,100	Shin-Etsu Chemical Co Ltd	1,952,620
65,400	Showa Shell Sekiyu KK	739,353
287,200	Sojitz Corp	819,458
47,100	SUMCO Corp	933,080
82,600	Sumitomo Corp	1,029,096
175,000	Sumitomo Metal Industries Ltd	773,072
152,000	Taisei Corp	346,011
29,000	Taisho Pharmaceutical Co Ltd	615,133
44,900	Takeda Pharmaceutical Co Ltd	2,345,589
9,100	TDK Corp	527,159
17,300	Tokyo Electric Power Co Inc	493,577
222,000	Tokyo Gas Co Ltd	926,244
83,000	TonenGeneral Sekiyu KK	667,829
54,500	Toyota Tsusho Kaisha	931,895
	Total Japan	40,053,565

See accompanying notes to the financial statements.

5

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Netherlands — 1.9%
131,088	Aegon NV	1,544,213
28,085	Heineken NV	1,316,708
152,407	ING Groep NV	4,748,129
11,627	Koninklijke DSM	669,189
25,490	Koninklijke KPN NV	432,493
	Total Netherlands	8,710,732
	Norway — 0.2%
33,700	StatoilHydro ASA	1,033,762
	Singapore — 2.2%
47,000	Capitaland Ltd	143,556
52,000	City Developments Ltd	377,183
80,000	Keppel Corp Ltd	555,565
117,000	Oversea-Chinese Banking Corp	663,012
276,000	Sembcorp Industries Ltd	801,151
128,200	Singapore Airlines Ltd	1,371,004
120,000	Singapore Exchange Ltd	529,895
363,000	Singapore Technologies Engineering Ltd	717,060
1,254,600	Singapore Telecommunications	3,096,460
116,000	United Overseas Bank Ltd	1,543,990
	Total Singapore	9,798,876
	Spain — 0.6%
10,986	Gas Natural SDG SA	508,961
17,764	Repsol YPF SA	549,450
73,680	Telefonica SA	1,820,522
	Total Spain	2,878,933
	Sweden — 0.2%
34,100	Electrolux AB Series B	437,514
45,900	Svenska Cellulosa AB Class B	521,437
	Total Sweden	958,951

See accompanying notes to the financial statements.

6

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Switzerland — 2.0%
60,569	ABB Ltd *	1,485,620
8,900	Alcon Inc	1,515,581
83,105	Novartis AG (Registered)	4,629,661
2,459	Syngenta AG (Registered)	659,773
2,902	Zurich Financial Services AG	757,615
	Total Switzerland	9,048,250
	United Kingdom — 11.8%
97,874	AstraZeneca Plc	4,771,547
161,592	Aviva Plc	1,508,402
75,902	BAE Systems Plc	662,444
623,150	Barclays Plc	3,987,495
133,075	BG Group Plc	2,951,783
14,958	BHP Billiton Plc	465,881
44,079	British American Tobacco Plc	1,489,172
25,366	British Energy Group Plc	338,743
277,394	DSG International Plc	249,234
252,043	GlaxoSmithKline Plc	5,930,775
606,511	HBOS Plc	3,471,627
131,074	HSBC Holdings Plc	2,062,405
149,322	Kesa Electricals Plc	438,528
105,098	Kingfisher Plc	253,860
547,533	Lloyds TSB Group Plc	3,021,758
27,699	Next Plc	534,459
465,293	Old Mutual Plc	822,884
78,155	Persimmon Plc	529,029
26,950	Reed Elsevier Plc	308,014
32,486	Rio Tinto Plc	3,083,855
1,664,584	Royal Bank of Scotland Group	7,079,598
24,702	Royal Dutch Shell Group Class A (Amsterdam)	859,659
125,444	Royal Dutch Shell Plc A Shares (London)	4,383,931
297,175	Taylor Woodrow Plc	292,088
173,387	Tomkins Plc	468,367

See accompanying notes to the financial statements.

7

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
946,666	Vodafone Group Inc	2,419,161
67,378	Wolseley Plc	543,650
16,484	Xstrata Plc	919,035
	Total United Kingdom	53,847,384
	United States — 49.4%
43,100	3M Co.	3,085,960
60,500	Abbott Laboratories	3,474,515
10,200	Accenture Ltd.	421,872
6,600	ACE Ltd.	347,226
18,500	Aflac, Inc.	1,048,950
34,600	Allstate Corp. (The)	1,561,498
57,200	Altria Group, Inc.	1,202,916
12,300	Amazon.com, Inc. *	993,963
13,300	Amphenol Corp.-Class A	632,016
19,000	Anadarko Petroleum Corp.	1,172,870
10,500	Apache Corp.	1,200,990
21,000	Apple, Inc. *	3,560,130
9,000	Ashland, Inc.	368,370
7,600	Assurant, Inc.	444,068
54,300	Automatic Data Processing, Inc.	2,409,834
26,800	AutoNation, Inc. *	304,180
148,791	Bank of America Corp.	4,633,352
12,600	Bank of New York Mellon Corp. (The)	436,086
9,300	Bard (C.R.), Inc.	869,085
27,800	Baxter International, Inc.	1,883,728
17,000	Becton, Dickinson & Co.	1,485,460
13,100	Bed Bath & Beyond, Inc. *	401,646
37,300	Best Buy Co., Inc.	1,669,921
3,100	BlackRock, Inc.	673,475
3,900	Bunge Ltd.	348,504
5,300	Burlington Northern Santa Fe Corp.	569,220
29,700	Capital One Financial Corp.	1,310,958
38,700	Centerpoint Energy, Inc.	614,556
3,500	CF Industries Holdings, Inc.	533,400

See accompanying notes to the financial statements.

8

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	United States — continued
20,000	CH Robinson Worldwide, Inc.	1,042,200
21,900	Chesapeake Energy Corp.	1,059,960
25,805	Chevron Corp.	2,227,487
133,100	Citigroup, Inc.	2,527,569
20,700	Citrix Systems, Inc. *	626,589
1,600	CME Group, Inc.	536,608
37,300	Coach, Inc. *	1,081,327
155,100	Coca-Cola Co. (The)	8,076,057
21,200	Cognizant Technology Solutions Corp.-Class A *	621,584
9,000	Colgate-Palmolive Co.	684,270
16,700	Comerica, Inc.	469,103
24,300	Computer Sciences Corp. *	1,142,829
49,353	ConocoPhillips	4,072,116
19,900	Convergys Corp. *	293,525
23,000	Corning, Inc.	472,420
8,900	Costco Wholesale Corp.	596,834
12,600	CSX Corp.	814,968
55,100	D.R. Horton, Inc.	686,546
9,200	Danaher Corp.	750,444
20,100	Deere & Co.	1,418,457
16,100	Devon Energy Corp.	1,643,005
13,500	Dow Chemical Co. (The)	460,755
20,700	DTE Energy Co.	872,712
54,800	Duke Energy Corp.	955,712
28,200	Ecolab, Inc.	1,289,868
67,500	Eli Lilly & Co.	3,148,875
19,500	Emerson Electric Co.	912,600
20,600	Energy East Corp.	560,320
9,900	EOG Resources, Inc.	1,033,758
24,600	Expeditors International of Washington, Inc.	887,814
7,800	Express Scripts, Inc. *	572,598
39,300	Exxon Mobil Corp.	3,144,393
6,300	Fastenal Co.	327,159
28,292	Fidelity National Title Group, Inc.-Class A	396,937

See accompanying notes to the financial statements.

9

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	United States — continued
18,200	First American Corp.	459,914
5,500	First Solar, Inc. *	1,521,575
5,700	FirstEnergy Corp.	414,048
16,600	Fiserv, Inc. *	860,876
10,200	Fluor Corp.	817,326
5,300	FMC Technologies, Inc. *	283,868
19,100	Forest Laboratories, Inc. *	681,679
10,100	FPL Group, Inc.	606,606
7,200	Freeport-McMoRan Copper & Gold, Inc.	643,104
27,300	Gannett Co., Inc.	485,667
23,600	General Dynamics Corp.	2,178,280
12,400	Genuine Parts Co.	526,008
30,700	Genworth Financial, Inc.-Class A	492,735
10,900	Gilead Sciences, Inc. *	574,212
10,700	Google, Inc.-Class A *	4,957,203
13,600	Halliburton Co.	597,584
24,300	Harley-Davidson, Inc.	966,654
11,900	Hartford Financial Services Group (The), Inc.	750,652
15,200	Hess Corp.	1,591,592
39,000	Hewlett-Packard Co.	1,829,880
92,700	Home Depot, Inc.	2,514,024
35,700	Hudson City Bancorp, Inc.	658,308
36,400	Illinois Tool Works, Inc.	1,805,804
61,600	Intel Corp.	1,408,792
21,500	International Business Machines Corp.	2,617,195
5,600	Jacobs Engineering Group, Inc. *	413,392
1,144	John Bean Technologies Corp. *	14,872
246,600	Johnson & Johnson	17,368,038
47,400	Kimberly-Clark Corp.	2,923,632
32,335	Kraft Foods, Inc.	1,018,876
31,300	Lehman Brothers Holdings, Inc.	503,617
5,900	Leucadia National Corp.	273,111
11,800	Lexmark International, Inc. *	424,446
10,200	Lincare Holdings, Inc. *	336,600
65,200	Lowe's Cos., Inc.	1,606,528

See accompanying notes to the financial statements.

10

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	United States — continued
12,700	Marathon Oil Corp.	572,389
3,900	Mastercard, Inc.-Class A	945,945
37,500	McDonald's Corp.	2,325,000
30,500	McGraw-Hill Cos. (The), Inc.	1,306,620
13,800	Medco Health Solutions, Inc. *	646,530
40,900	Medtronic, Inc.	2,233,140
9,200	MEMC Electronic Materials, Inc. *	451,628
141,400	Merck & Co., Inc.	5,043,738
54,000	Microsoft Corp.	1,473,660
22,100	Monsanto Co.	2,524,925
15,100	Morgan Stanley	616,533
16,700	Mosaic Co. (The)	1,782,558
8,300	Murphy Oil Corp.	651,799
101,300	National City Corp.	510,552
9,600	National Oilwell Varco, Inc. *	707,808
34,200	Nike, Inc.-Class B	2,072,862
33,300	NiSource, Inc.	548,784
6,800	Noble Energy Inc.	487,764
8,400	Nucor Corp.	441,000
900	NVR, Inc. *	537,957
31,500	Occidental Petroleum Corp.	2,499,840
45,025	Old Republic International Corp.	492,123
46,700	Oracle Corp. *	1,024,131
7,500	Parker-Hannifin Corp.	480,525
48,900	Paychex, Inc.	1,666,512
8,100	Peabody Energy Corp.	509,895
20,200	Pepco Holdings, Inc.	512,070
88,000	PepsiCo, Inc.	6,026,240
354,200	Pfizer, Inc.	6,768,762
57,200	Philip Morris International, Inc.	3,071,640
6,500	PPG Industries, Inc.	408,590
18,600	Praxair, Inc.	1,671,024
16,800	Progress Energy, Inc.	733,824
4,900	Public Storage	432,768

See accompanying notes to the financial statements.

11

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	United States — continued
68,400	Regions Financial Corp.	634,068
13,600	Rockwell Collins, Inc.	715,224
9,400	Ryder Systems, Inc.	606,488
11,000	Sigma-Aldrich Corp.	624,360
10,600	Southwestern Energy Co. *	406,722
8,700	SPX Corp.	1,037,475
8,900	State Street Corp.	602,263
29,600	Stryker Corp.	1,988,824
13,542	Supervalu, Inc.	314,039
46,800	Sysco Corp.	1,489,644
7,100	Textron, Inc.	291,810
39,400	TJX Cos. (The), Inc.	1,427,856
9,900	Torchmark Corp.	591,426
5,000	Transocean, Inc. *	636,000
27,200	Tyco Electronics Ltd.	895,152
38,100	United Parcel Service, Inc.-Class B	2,442,972
46,100	United Technologies Corp.	3,023,699
33,115	UnitedHealth Group, Inc.	1,008,352
26,200	Valero Energy Corp.	910,712
10,400	VF Corp.	824,200
9,500	W.W. Grainger, Inc.	855,285
125,200	Wal-Mart Stores, Inc.	7,395,564
50,749	Washington Mutual, Inc. (a)	205,533
13,100	Weatherford International Ltd. *	505,398
12,900	Wells Fargo & Co.	390,483
19,300	Western Union Co.	533,066
6,400	Whirlpool Corp.	520,704
18,200	WM Wrigley Jr. Co.	1,446,536
33,000	Xcel Energy, Inc.	676,830
22,600	XTO Energy, Inc.	1,139,266
	Total United States	224,511,933
	TOTAL COMMON STOCKS (COST $478,322,877)	434,435,689

See accompanying notes to the financial statements.

12

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	PREFERRED STOCKS — 0.3%
	Germany — 0.3%
3,600	Porsche AG (Non Voting) 0.71%	510,757
6,389	Volkswagen AG 1.73%	984,839
	Total Germany	1,495,596
	TOTAL PREFERRED STOCKS (COST $1,149,237)	1,495,596
	SHORT-TERM INVESTMENTS — 3.1%
192,000	Bank of New York Mellon Institutional Cash Reserves Fund (b)	192,000
13,200,000	Royal Bank of Canada Time Deposit, 2.04%, due 09/02/08	13,200,000
	TOTAL SHORT-TERM INVESTMENTS (COST $13,392,000)	13,392,000
	TOTAL INVESTMENTS — 98.9% (Cost $492,864,114)	449,323,285
	Other Assets and Liabilities (net) — 1.1%	5,376,378
	TOTAL NET ASSETS — 100.0%	$454,699,663

See accompanying notes to the financial statements.

13

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

A summary of outstanding financial instruments at August 31, 2008 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
11/21/08	CAD	7,707,092	$7,252,266	$(21,457)
11/21/08	CAD	7,480,413	7,038,964	(19,428)
11/21/08	CAD	7,480,413	7,038,964	2,145
11/21/08	CHF	10,788,576	9,805,300	(19,645)
11/21/08	CHF	10,471,265	9,516,909	(21,951)
11/21/08	CHF	10,471,265	9,516,909	(12,819)
11/21/08	DKK	4,535,854	888,303	(838)
11/21/08	EUR	1,470,275	2,147,903	(106,584)
11/21/08	GBP	1,187,338	2,151,897	(145,642)
11/21/08	JPY	1,193,106,106	11,013,192	135,723
11/21/08	JPY	1,229,260,836	11,346,925	135,440
11/21/08	JPY	1,193,106,106	11,013,192	135,624
11/21/08	NOK	3,259,519	596,335	(22,251)
11/21/08	NZD	469,710	324,955	(5,646)
11/21/08	SEK	38,728,551	5,974,747	(89,421)
11/21/08	SEK	37,589,476	5,799,019	(77,367)
11/21/08	SEK	37,589,476	5,799,019	(80,726)
11/21/08	SGD	1,640,742	1,161,736	(3,647)
11/21/08	SGD	1,690,462	1,196,941	(4,226)
11/21/08	SGD	1,640,742	1,161,736	(3,245)
			$110,745,212	$(225,961)
Sales
11/21/08	AUD	1,217,730	$1,035,728	$14,966
11/21/08	AUD	1,254,631	1,067,114	11,979
11/21/08	AUD	1,217,730	1,035,729	15,086
11/21/08	CAD	1,913,674	1,800,740	24,501
11/21/08	EUR	6,695,051	9,780,702	29,978
11/21/08	EUR	6,695,051	9,780,702	8,500
11/21/08	EUR	6,897,932	10,077,088	19,967
11/21/08	GBP	5,115,937	9,271,976	217,079

See accompanying notes to the financial statements.

14

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales
11/21/08	GBP	5,270,965	$9,552,944	$217,665
11/21/08	GBP	5,115,937	9,271,976	208,802
11/21/08	HKD	11,189,497	1,435,863	(1,176)
11/21/08	HKD	11,189,497	1,435,863	(1,193)
11/21/08	HKD	11,528,573	1,479,374	(1,352)
11/21/08	NOK	7,766,923	1,420,974	(853)
11/21/08	SEK	10,802,272	1,666,492	90,089
			$70,113,265	$854,038

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
32	DAX	September 2008	$7,554,134	$(420,507)
44	MSCI Singapore	September 2008	2,108,324	30,931
162	TOPIX	September 2008	18,689,731	(1,661,131)
			$28,352,189	$(2,050,707)
Sales
119	FTSE 100	September 2008	$12,252,678	$(257,180)
13	IBEX 35	September 2008	2,236,437	35,919
28	SPI 200	September 2008	3,092,007	125,736
			$17,581,122	$(95,525)

As of August 31, 2008, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

15

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Notes to Schedule of Investments:

*  Non income-producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral (Note 2).

As of August 31, 2008, 43.03% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

See accompanying notes to the financial statements.

16

GMO Developed World Stock Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments at value, including securities on loan of $194,400 (cost $492,864,114) (Note 2)	$449,323,285
Cash	68,903
Foreign currency, at value (cost $438,800) (Note 2)	436,586
Dividends and interest receivable	1,243,133
Foreign taxes receivable	54,591
Unrealized appreciation on open forward currency contracts (Note 2)	1,267,544
Receivable for collateral on open futures contracts (Note 2)	3,071,000
Receivable for variation margin on open futures contracts (Note 2)	405,637
Receivable for expenses reimbursed by Manager (Note 3)	51,460
Total assets	455,922,139
Liabilities:
Collateral on securities loaned, at value (Note 2)	192,000
Payable to affiliate for (Note 3):
Management fee	174,168
Shareholder service fee	49,735
Trustees and Chief Compliance Officer of GMO Trust fees	1,030
Unrealized depreciation on open forward currency contracts (Note 2)	639,467
Accrued expenses	166,076
Total liabilities	1,222,476
Net assets	$454,699,663
Net assets consist of:
Paid-in capital	$497,580,445
Accumulated undistributed net investment income	5,655,549
Accumulated net realized loss	(3,444,809)
Net unrealized depreciation	(45,091,522)
$454,699,663
Net assets attributable to:
Class III shares	$259,174,766
Class IV shares	$195,524,897
Shares outstanding:
Class III	12,845,872
Class IV	9,679,795
Net asset value per share:
Class III	$20.18
Class IV	$20.20

See accompanying notes to the financial statements.

17

GMO Developed World Stock Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $549,416)	$8,754,636
Securities lending income	211,928
Interest	205,995
Total investment income	9,172,559
Expenses:
Management fee (Note 3)	1,114,496
Shareholder service fee – Class III (Note 3)	204,608
Shareholder service fee – Class IV (Note 3)	104,060
Custodian and fund accounting agent fees	211,048
Transfer agent fees	21,160
Audit and tax fees	37,352
Legal fees	5,612
Trustees fees and related expenses (Note 3)	2,684
Registration fees	1,104
Miscellaneous	4,324
Total expenses	1,706,448
Fees and expenses reimbursed by Manager (Note 3)	(279,220)
Expense reductions (Note 2)	(5,448)
Net expenses	1,421,780
Net investment income (loss)	7,750,779
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(241,848)
Closed futures contracts	(911,101)
Foreign currency, forward contracts and foreign currency related transactions	(1,787,949)
Net realized gain (loss)	(2,940,898)
Change in net unrealized appreciation (depreciation) on:
Investments	(29,783,497)
Open futures contracts	191,030
Foreign currency, forward contracts and foreign currency related transactions	(1,534,984)
Net unrealized gain (loss)	(31,127,451)
Net realized and unrealized gain (loss)	(34,068,349)
Net increase (decrease) in net assets resulting from operations	$(26,317,570)

See accompanying notes to the financial statements.

18

GMO Developed World Stock Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$7,750,779	$11,232,424
Net realized gain (loss)	(2,940,898)	39,545,032
Change in net unrealized appreciation (depreciation)	(31,127,451)	(63,583,976)
Net increase (decrease) in net assets from operations	(26,317,570)	(12,806,520)
Distributions to shareholders from:
Net investment income
Class III	(3,915,011)	(8,471,254)
Class IV	(3,107,504)	(5,941,447)
Total distributions from net investment income	(7,022,515)	(14,412,701)
Net realized gains
Class III	(2,479,946)	(22,082,339)
Class IV	(1,952,911)	(15,851,765)
Total distributions from net realized gains	(4,432,857)	(37,934,104)
	(11,455,372)	(52,346,805)
Net share transactions (Note 7):
Class III	(28,751,752)	66,739,553
Class IV	5,060,415	21,793,212
Increase (decrease) in net assets resulting from net share transactions	(23,691,337)	88,532,765
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	147,454	253,528
Increase in net assets resulting from purchase premiums and redemption fees	147,454	253,528
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(23,543,883)	88,786,293
Total increase (decrease) in net assets	(61,316,825)	23,632,968
Net assets:
Beginning of period	516,016,488	492,383,520
End of period (including accumulated undistributed net investment income of $5,655,549 and $4,927,285, respectively)	$454,699,663	$516,016,488

See accompanying notes to the financial statements.

19

GMO Developed World Stock Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006(a)
Net assets value, beginning of period	$21.88		$24.58		$22.24	$20.00
Income (loss) from investment operations:
Net investment income (loss)†	0.35		0.54		0.43	0.15
Net realized and unrealized gain (loss)	(1.51)		(0.74)		2.84	2.15
Total from investment operations	(1.16)		(0.20)		3.27	2.30
Less distributions to shareholders:
From net investment income	(0.33)		(0.67)		(0.32)	(0.06)
From net realized gains	(0.21)		(1.83)		(0.61)	—
Total distributions	(0.54)		(2.50)		(0.93)	(0.06)
Net asset value, end of period	$20.18		$21.88		$24.58	$22.24
Total Return(b)	(5.29	)%**	(1.73)%		14.87%	11.51	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$259,175		$309,609		$282,446	$179,466
Net expenses to average daily net assets	0.61	%*(c)	0.62	%(c)	0.62%	0.62	%*
Net investment income to average daily net assets	3.22	%*	2.15%		1.83%	1.27	%*
Portfolio turnover rate	26	%**	53%		43%	15	%**††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.12	%*	0.11%		0.12%	0.20	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.02		$0.03	$0.07

(a)  Period from August 1, 2005 (commencement of operations) through February 28, 2006.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions (Note 2).

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the period August 1, 2005 through February 28, 2006.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

20

GMO Developed World Stock Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006(a)
Net asset value, beginning of period	$21.90		$24.59		$22.25	$20.24
Income (loss) from investment operations:
Net investment income (loss)†	0.35		0.56		0.45	0.12
Net realized and unrealized gain (loss)	(1.51)		(0.74)		2.82	1.95
Total from investment operations	(1.16)		(0.18)		3.27	2.07
Less distributions to shareholders:
From net investment income	(0.33)		(0.68)		(0.32)	(0.06)
From net realized gains	(0.21)		(1.83)		(0.61)	—
Total distributions	(0.54)		(2.51)		(0.93)	(0.06)
Net asset value, end of period	$20.20		$21.90		$24.59	$22.25
Total Return(b)	(5.27	)%**	(1.66)%		14.88%	10.23	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$195,525		$206,408		$209,937	$137,409
Net expenses to average daily net assets	0.57	%(c)*	0.57	%(c)	0.57%	0.57	%*
Net investment income to average daily net assets	3.23	%*	2.22%		1.93%	1.20	%*
Portfolio turnover rate	26	%**	53%		43%	15	%**††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.12	%*	0.11%		0.12%	0.17	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	—	(d)	—	(d)	$0.02	$0.06

(a)  Period from September 1, 2005 (commencement of operations) through February 28, 2006.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions (Note 2).

(d)  For the periods ended August 31, 2008 and February 29, 2008, the class received no purchase premiums or redemption fees.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the period August 1, 2005 through February 28, 2006.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

21

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Developed World Stock Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its investment objective by outperforming the MSCI World Index. The Fund typically makes equity investments in companies from the world's developed markets, including the U.S.

Throughout the period ended August 31, 2008, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different level of shareholder service fees.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the

22

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities using fair value prices supplied by a third party vendor based on models to the extent that these fair value prices are available.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$253,457,467	$629,172
Level 2 - Other Significant Observable Inputs	195,865,818	1,267,544
Level 3 - Significant Unobservable Inputs	—	—
Total	$449,323,285	$1,896,716

*  Other financial instruments include foreign currency, forward currency contracts and futures contracts.

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$—	$(2,338,818)
Level 2 - Other Significant Observable Inputs	—	(639,467)
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$(2,978,285)

**  Other financial instruments include forward currency contracts and futures contracts.

23

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Fund held no investments or other financial instruments at either February 29, 2008 or August 31, 2008, whose fair value was determined using Level 3 inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. They expose the Fund to risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

24

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of substantial losses if the price of the underlying instrument increases during the term of the option. Options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund values exchange traded options at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. The Fund values options traded over-the-counter using prices supplied by a primary pricing source chosen by the Manager.

25

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. The Fund had no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if

26

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2008, the Fund had loaned securities valued by the Fund at $194,400, collateralized by cash in the amount of $192,000, which was invested in the Bank of New York Mellon Institutional Cash Reserves Fund.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and, if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by some countries in which it invests.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments

27

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$495,367,025	$25,311,915	$(71,355,655)	$(46,043,740)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund

28

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Purchase and redemption of Fund shares

As of August 31, 2008, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.25% of the amount invested or redeemed. An additional purchase premium and redemption fee of 0.005% is charged for any purchases/redemptions (or any portion of a purchase/redemption) effected in a currency other than the U.S. dollar. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the Manager may waive the purchase premium or redemption fee in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in-capital. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except for estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may charge a redemption fee based on estimated or known transaction costs. The Fund charges no premium for reinvested distributions.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The

29

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

Effective June 30, 2008, GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.45% of average daily net assets. For the period from March 1, 2008 through June 29, 2008, the management fee rate was 0.47% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.45% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008, was $2,408 and $1,380, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2008 aggregated $118,185,019 and $144,393,930, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be

30

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 42.97% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008 , no shares of the Fund were held by senior management of the Manager and GMO Trust officers, and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	617,516	$12,468,750	2,679,838	$67,974,333
Shares issued to shareholders in reinvestment of distributions	264,910	5,261,114	1,157,471	28,331,295
Shares repurchased	(2,188,481)	(46,481,616)	(1,177,880)	(29,566,075)
Purchase premiums	—	31,250	—	170,362
Redemption fees	—	116,204	—	83,166
Net increase (decrease)	(1,306,055)	$(28,604,298)	2,659,429	$66,993,081

31

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class IV:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	254,548	5,060,415	889,056	21,793,212
Shares repurchased	—	—	—	—
Purchase premiums	—	—	—	—
Redemption fees	—	—	—	—
Net increase (decrease)	254,548	$5,060,415	889,056	$21,793,212

32

GMO Developed World Stock Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement, including the fact that the fees payable under the agreement were being reduced in

33

GMO Developed World Stock Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

connection with the renewal of the agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered

34

GMO Developed World Stock Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

35

GMO Developed World Stock Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1	) Actual	0.61%	$1,000.00	$947.10	$2.99
2	) Hypothetical	0.61%	$1,000.00	$1,022.13	$3.11
Class IV
1	) Actual	0.57%	$1,000.00	$947.30	$2.80
2	) Hypothetical	0.57%	$1,000.00	$1,022.33	$2.91

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

36

GMO Emerging Countries Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Emerging Countries Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	77.1%
Preferred Stocks	13.2
Short-Term Investments	6.4
Investment Funds	4.5
Rights and Warrants	0.1
Other	(1.3)
100.0%
Country Summary	% of Equity Investments
Brazil	19.2%
South Korea	17.2
Taiwan	10.7
Russia	9.8
Turkey	6.7
China	6.3
South Africa	5.3
Thailand	5.3
United States*	4.8
Hungary	2.4
Malaysia	2.2
India	1.5
Israel	1.4
Mexico	1.3
Poland	1.1
Philippines	1.0
Indonesia	0.9
Pakistan	0.8
Egypt	0.7
Argentina	0.5
Czech Republic	0.5
Chile	0.2
Morocco	0.2
Peru	0.0
100.0%

*  Represents an investment to equitize cash in the iShares® MSCI Emerging Markets Index Fund, which is a separate investment portfolio of iShares, Inc., a registered investment company. The iShares® MSCI Emerging Markets Index Fund invests in global emerging markets and seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index. iShares® is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in the iShares® MSCI Emerging Markets Index Fund.

1

GMO Emerging Countries Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2008 (Unaudited)

Industry Sector Summary	% of Equity Investments
Financials	25.0%
Energy	20.8
Materials	13.5
Information Technology	11.5
Telecommunication Services	7.4
Industrials	6.1
Miscellaneous*	4.8
Consumer Discretionary	4.7
Consumer Staples	2.9
Utilities	2.5
Health Care	0.8
100.0%

*  Represents an investment to equitize cash in the iShares® MSCI Emerging Markets Index Fund, which is a separate investment portfolio of iShares, Inc., a registered investment company. The iShares® MSCI Emerging Markets Index Fund invests in global emerging markets and seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index. iShares® is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in the iShares® MSCI Emerging Markets Index Fund.

2

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 77.1%
	Argentina — 0.5%
28,150	Petrobras Energia Participaciones SA Sponsored ADR	319,221
18,660	Tenaris SA ADR	1,020,515
	Total Argentina	1,339,736
	Brazil — 6.4%
7,100	B2W Companhia Global do Varejo	253,291
40,309	Companhia Saneamento Basico Sao Paulo	912,269
52,214	Companhia Siderurgica Nacional SA	1,809,872
64,600	Companhia Vale do Rio Doce	1,722,799
26,200	Cyrela Brazil Realty SA	329,349
7,100	EDP-Energias Do Brasil SA	124,054
28,100	Electrobras (Centro)	508,558
24,400	Empresa Brasileira de Aeronautica SA	207,026
9,100	Empresa Brasileira de Aeronautica SA Sponsored ADR	308,945
10,200	Gerdau SA	159,320
54,448	Investimentos Itau SA	517,757
32,000	Natura Cosmeticos SA	372,614
105,040	Petroleo Brasileiro SA (Petrobras)	2,749,084
67,810	Petroleo Brasileiro SA (Petrobras) ADR	3,576,299
15,023	Souza Cruz SA	392,902
15,500	Tele Norte Leste Participacoes SA	380,653
41,520	Uniao de Bancos Brasileiros SA	491,872
12,400	Unibanco-Uniao de Bancos Brasileiros SA GDR	1,482,544
22,425	Usinas Siderurgicas de Minas Gerais SA	771,805
	Total Brazil	17,071,013
	Chile — 0.2%
3,072	Banco de Chile ADR	134,677
7,800	Banco Santander Chile SA ADR	343,278
2,370	Compania Cervecerias Unidas ADR	81,978
	Total Chile	559,933

See accompanying notes to the financial statements.

3

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	China — 6.0%
262,000	Aluminum Corp of China Ltd	231,038
880,000	Bank of China Ltd Class H	378,267
810,000	China Construction Bank Class H	656,492
142,697	China International Marine Containers Co Ltd Class B	118,151
434,500	China Merchants Bank Co Ltd Class H	1,448,799
126,488	China Merchants Holdings International Co Ltd	466,307
176,664	China Mobile Ltd	2,005,489
3,872	China Mobile Ltd Sponsored ADR	219,620
813,083	China Petroleum & Chemical Corp Class H	783,017
28,000	China Shenhua Energy Co Ltd Class H	95,614
2,460	China Telecom Corp Ltd ADR (a)	125,534
505,400	China Telecom Corp Ltd Class H	257,194
438,000	CNOOC Ltd	681,003
480,000	CNPC Hong Kong Ltd	184,008
246,000	Cosco Pacific Ltd	374,191
17,240	Focus Media Holding Ltd ADR * (a)	564,093
665,000	Huaneng Power International Inc Class H	494,630
1,758,000	Industrial and Commercial Bank of China Ltd Class H	1,203,723
88,000	Kingboard Chemical Holdings Ltd	396,002
164,000	Nine Dragons Paper Holdings Ltd	100,414
290,000	Parkson Retail Group Ltd	415,975
2,567,553	PetroChina Co Ltd Class H	3,291,637
9,470	Shanda Interactive Entertainment Ltd ADR *	250,860
138,400	Shanghai Industrial Holdings Ltd	373,547
102,000	Tencent Holdings Ltd	865,606
	Total China	15,981,211
	Czech Republic — 0.5%
7,040	CEZ AS	529,513
2,600	ECM Real Estate Investments AG *	69,691
1,024	Komercni Banka AS	225,455
2,480	Pegas Nonwovens SA	58,866
316	Philip Morris CR AS	103,982
6,530	Telefonica 02 Czech Republic AS	201,661

See accompanying notes to the financial statements.

4

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Czech Republic — continued
12,420	Unipetrol	150,887
	Total Czech Republic	1,340,055
	Egypt — 0.6%
6,692	Alexandria Mineral Oils Co	93,295
31,490	Commercial International Bank	272,002
5,050	Egyptian Co for Mobile Services	117,513
15,510	Egyptian Financial Group-Hermes Holding	135,988
430	El Ezz Aldekhela Steel Alexa Co	113,752
15,550	El Ezz Steel Rebars SAE	73,975
5,200	ElSwedy Cables Holding Co *	131,585
65,927	Sidi Kerir Petrochemicals Co	202,530
39,145	South Valley Cement *	104,174
127,140	Telecom Egypt	391,466
	Total Egypt	1,636,280
	Hungary — 2.3%
119,040	Magyar Telekom Nyrt	610,258
16,900	MOL Magyar Olaj es Gazipari Nyrt (New Shares)	1,815,479
67,180	OTP Bank Nyrt * (a)	3,012,909
3,770	Richter Gedeon Nyrt	747,110
	Total Hungary	6,185,756
	India — 1.4%
45,770	Canara Bank Ltd	221,979
27,160	GAIL India Ltd	242,339
26,030	Hindalco Industries Ltd	72,045
52,050	Hindalco Industries Ltd GDR 144A (Registered Shares) (Luxembourg Exchange)	151,466
13,981	Hindustan Zinc Ltd	180,994
29,870	Indian Oil Corp Ltd	270,528
25,330	Infosys Technologies Ltd	1,002,238
3,324	Jindal Steel & Power Ltd	142,891
32,737	LIC Housing Finance Ltd	241,875

See accompanying notes to the financial statements.

5

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	India — continued
100,018	Satyam Computer Services Ltd	945,991
103,030	Steel Authority of India Ltd	362,286
	Total India	3,834,632
	Indonesia — 0.9%
2,907,751	Bakrie & Brothers Tbk PT *	109,062
3,769,000	Bumi Resources Tbk PT	2,240,565
	Total Indonesia	2,349,627
	Israel — 1.3%
239,010	Bank Hapoalim BM	929,693
248,630	Bank Leumi Le	1,025,446
5,470	IDB Development Corp Ltd	119,363
50,370	Israel Chemicals Ltd	836,121
400	Teva Pharmaceutical Industries Ltd	18,946
13,880	Teva Pharmaceutical Industries Ltd Sponsored ADR	657,079
	Total Israel	3,586,648
	Malaysia — 2.1%
41,500	Digi.com Berhad	280,866
424,700	Genting Berhad	728,129
143,200	Hong Leong Bank Berhad	241,915
1,101,850	KNM Group Berhad	481,587
76,850	Kuala Lumpur Kepong Berhad	268,575
47,000	MISC Berhad	119,999
257,300	MISC Berhad (Foreign Registered)	650,889
1,037,200	Resorts World Berhad	823,892
620,900	RHB Capital Berhad	761,327
115,409	Tanjong Plc	447,607
185,900	Tenaga Nasional Berhad	430,788
194,900	TM International Bhd *	358,958
	Total Malaysia	5,594,532

See accompanying notes to the financial statements.

6

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Mexico — 1.2%
62,500	Alfa SA de CV Class A	325,788
1,045,689	Cemex SA de CV CPO *	2,095,903
15,370	Cemex SA de CV Sponsored CPO ADR * (a)	308,169
12,670	Fomento Economico Mexicano Sponsored ADR	562,802
	Total Mexico	3,292,662
	Morocco — 0.2%
110	Lafarge Ciments	30,282
23,430	Maroc Telecom	553,829
	Total Morocco	584,111
	Pakistan — 0.7%
53,190	Arif Habib Securities Ltd * (b)	58,927
388,940	Hub Power Co Ltd (b)	98,977
63,300	MCB Bank Ltd (b)	182,304
136,200	National Bank of Pakistan (b)	149,540
505,830	Oil & Gas Development Co Ltd (b)	584,687
53,380	Pakistan Oilfields Ltd (b)	153,419
115,940	Pakistan Petroleum Ltd (b)	290,116
67,740	Pakistan State Oil Co Ltd (b)	223,867
198,630	United Bank Ltd (b)	160,011
	Total Pakistan	1,901,848
	Peru — 0.0%
1,320	Compania de Minas Buenaventura SA ADR	30,624
1,490	Southern Copper Corp	38,040
	Total Peru	68,664
	Philippines — 0.9%
34,412	Ayala Corp	223,042
941,644	Ayala Land Inc	208,201
345,600	Bank of the Philippine Islands	346,864
25,380	Philippine Long Distance Telephone Co	1,491,622

See accompanying notes to the financial statements.

7

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Philippines — continued
2,430	Philippine Long Distance Telephone Co Sponsored ADR	144,075
	Total Philippines	2,413,804
	Poland — 1.0%
6,100	Bank Handlowy W Warszawie SA	169,397
17,620	KGHM Polska Miedz SA	593,226
61,000	Polski Koncern Naftowy Orlen SA	881,395
32,860	Powszechna Kasa Oszczednosci Bank Polski SA	706,374
34,160	Telekomunikacja Polska SA	342,733
	Total Poland	2,693,125
	Russia — 9.0%
42,580	Aeroflot - Russian Airlines	118,937
34,470	Cherepovets MK Severstal GDR (Registered Shares)	582,543
14,720	CTC Media Inc *	285,568
7,000	Evraz Group SA GDR	528,500
23,200	Gazprom Neft	109,006
30,000	Gazprom Neft Sponsored ADR	691,500
67,010	KamAZ *	245,319
51,380	Lukoil Sponsored ADR	3,817,534
3,400	Mobile Telesystems Sponsored ADR	231,200
241,544	OAO Gazprom Sponsored GDR	9,420,216
11,091	OAO Mechel ADR	303,228
133,300	OAO Rosneft Oil Co GDR	1,137,049
9,550	OAO Tatneft Sponsored GDR (Registered Shares)	988,425
16,600	PIK Group GDR (Registered Shares) *	331,004
1,866,910	Sberbank RF	4,377,344
33,100	Surgutneftegaz Sponsored ADR	238,320
3,960	Wimm-Bill-Dann Foods ADR *	275,299
11,608	X5 Retail Group NV GDR (Registered Shares) *	316,318
	Total Russia	23,997,310
	South Africa — 5.0%
52,252	Absa Group Ltd	737,679

See accompanying notes to the financial statements.

8

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	South Africa — continued
27,024	Adcock Ingram Holdings Ltd *	131,653
29,567	ArcelorMittal South Africa Ltd	696,497
21,367	Aveng Ltd	183,583
38,279	Bidvest Group Ltd	565,528
627,300	FirstRand Ltd	1,335,833
63,400	Foschini Ltd	349,338
11,500	Impala Platinum Holdings Ltd	324,479
39,100	Imperial Holdings Ltd	273,690
40,400	Investec Ltd	300,992
52,900	JD Group Ltd	206,409
39,100	MTN Group Ltd	601,144
116,200	Murray & Roberts Holdings Ltd	1,568,273
22,007	Remgro Ltd	533,775
34,500	Reunert Ltd	260,036
157,800	RMB Holdings Ltd	535,446
359,900	Sanlam Ltd	830,246
23,900	Sasol Ltd	1,315,583
110,268	Standard Bank Group Ltd	1,286,479
289,600	Steinhoff International Holdings Ltd	692,470
27,024	Tiger Brands Ltd	475,314
73,900	Truworths International Ltd	299,463
	Total South Africa	13,503,910
	South Korea — 15.3%
5,300	Daelim Industrial Co Ltd	326,667
28,506	Daewoo Engineering & Construction Co Ltd (a)	302,740
4,000	DC Chemical Co Ltd	1,080,815
15,939	Dongbu Insurance Co Ltd	446,249
11,180	Dongkuk Steel Mill Co Ltd	398,392
2,660	GS Engineering & Construction Corp	204,253
7,390	GS Holdings Corp	186,165
45,120	Hana Financial Group Inc	1,598,398
2,590	Hanjin Heavy Industries & Construction Co Ltd	71,032
12,811	Hanjin Heavy Industries & Construction Holdings Co Ltd *	197,920

See accompanying notes to the financial statements.

9

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
13,890	Hanjin Shipping	352,882
32,516	Hanwha Corp	1,103,003
5,428	Honam Petrochemical Corp	320,964
15,339	Hyundai Engineering & Construction (a)	786,133
22,030	Hyundai Marine & Fire Insurance Co Ltd	362,987
3,805	Hyundai Mipo Dockyard	544,306
9,990	Hyundai Mobis	829,542
29,280	Hyundai Motor Co (a)	1,913,011
9,570	Hyundai Steel Co	442,918
7,220	Hyunjin Materials Co Ltd	273,073
42,390	Industrial Bank of Korea	602,076
940	KCC Corp	308,339
50,570	Kookmin Bank	2,766,595
800	Kookmin Bank ADR	43,840
79,230	Korea Exchange Bank	992,273
3,487	Korea Gas Corp	251,045
2,970	Korea Line Corp	475,709
3,160	Korea Zinc Co Ltd	365,287
7,806	Korean Air Lines Co Ltd	274,591
5,280	KT Corp	216,506
34,000	KT Corp ADR	692,240
35,723	KT&G Corp	3,002,532
14,500	KT&G Corp GDR 144A	611,900
2,320	LG Chemicals Ltd	200,840
18,090	LG Corp	1,032,517
55,560	LG Display Co Ltd (a)	1,369,080
13,020	LG Electronics Inc	1,199,491
22,480	LG Telecom Ltd	196,440
1,210	MegaStudy Co Ltd	253,296
6,279	NHN Corp *	854,738
3,760	POSCO	1,617,317
5,230	S-Oil Corp	310,143
13,338	Samsung Electronics Co Ltd	6,256,479
7,460	Samsung Fire & Marine Insurance Co Ltd	1,354,813

See accompanying notes to the financial statements.

10

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
4,620	Samsung SDI Co Ltd *	350,959
41,345	Shinhan Financial Group Co Ltd	1,875,808
54,740	SK Telecom Co Ltd ADR	1,116,696
55,981	Woori Finance Holdings Co Ltd	736,885
	Total South Korea	41,069,885
	Taiwan — 10.1%
487,733	Asustek Computer Inc	1,121,288
348,054	AU Optronics Corp	413,234
105,000	Catcher Technology Co Ltd	352,371
691,284	Chi Mei Optoelectronics Corp	580,595
1,308,339	China Development Financial Holding Corp	412,356
1,358,854	China Steel Corp	1,663,215
1,036,604	Chinatrust Financial Holding Co Ltd	666,969
642,327	Chunghwa Telecom Co Ltd	1,592,359
7,240	Chunghwa Telecom Co Ltd ADR *	179,118
554,557	Compal Electronics Inc	497,464
500	D-Link Corp	602
317,779	Far Eastern Textile Co Ltd	291,501
1,053,983	First Financial Holding Co Ltd	795,711
300,039	Formosa Chemicals & Fibre Co	515,221
348,178	Formosa Plastics Corp	678,478
368,000	Fubon Financial Holding Co Ltd	309,942
41,940	High Tech Computer Corp	777,099
486,557	Hon Hai Precision Industry Co Ltd	2,440,830
600,410	KGI Securities Co Ltd	299,086
482,845	Lite-On Technology Corp	474,369
135,097	MediaTek Inc	1,551,268
1,130,000	Mega Financial Holdings Co Ltd	710,544
424,417	Nan Ya Plastics Corp	663,976
91,198	Novatek Microelectronics Corp Ltd	195,851
58,000	Powertech Technology Inc	179,815
601,431	Quanta Computer Inc	903,905
57,200	Richtek Technology Corp	471,235

See accompanying notes to the financial statements.

11

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
475,664	Siliconware Precision Industries Co	650,436
731,213	Taiwan Cement Corp	714,677
267,950	Taiwan Cooperative Bank	197,288
155,000	Taiwan Fertilizer Co Ltd	476,824
254,787	Taiwan Mobile Co Ltd	455,517
2,318,330	Taiwan Semiconductor Manufacturing Co Ltd	4,269,975
87	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	845
87,000	U-Ming Marine Transport Corp	229,329
184,830	Unimicron Technology Corp	205,262
2,096,000	Yuanta Financial Holding Co Ltd	1,197,747
	Total Taiwan	27,136,302
	Thailand — 5.1%
273,690	Advanced Info Service Pcl (Foreign Registered)	706,587
350,940	Bangkok Bank Pcl NVDR	1,190,242
340,300	Bangkok Dusit Medical Service Pcl (Foreign Registered)	361,842
1,307,570	Bank of Ayudhya Pcl NVDR *	776,721
6,000	Banpu Pcl (Foreign Registered) (b)	68,237
21,000	Banpu Pcl NVDR	237,612
1,176,640	BEC World Pcl (Foreign Registered)	766,263
3,493,950	IRPC Pcl (Foreign Registered)	416,029
1,635,670	Italian Thai Development Pcl (Foreign Registered)	216,320
487,600	Kasikornbank Pcl (Foreign Registered) (b)	1,016,958
274,080	Kasikornbank Pcl NVDR	571,632
1,664,000	Krung Thai Bank Pcl (Foreign Registered)	367,091
1,229,510	Land & Houses Pcl NVDR	236,512
349,200	PTT Exploration & Production Pcl (Foreign Registered)	1,511,668
281,722	PTT Pcl (Foreign Registered)	2,174,769
58,859	Siam Cement Pcl (Foreign Registered) (b)	289,300
25,180	Siam Cement Pcl NVDR	120,834
556,000	Siam City Bank PCL (Foreign Registered) *	227,841
643,000	Siam Commercial Bank Pcl (Foreign Registered)	1,462,498
267,400	Thai Airways International Pcl (Foreign Registered)	113,967
167,770	Thai Oil Pcl (Foreign Registered)	241,931

See accompanying notes to the financial statements.

12

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued
57,560	Thoresen Thai Agencies Pcl	62,794
426,970	Thoresen Thai Agencies Pcl (Foreign Registered)	465,798
	Total Thailand	13,603,446
	Turkey — 6.4%
256,928	Akbank TAS	1,318,280
442,450	Dogan Sirketler Grubu Holdings AS *	643,170
84,776	Enka Insaat ve Sanayi AS	751,505
208,420	Eregli Demir ve Celik Fabrikalari TAS	1,400,000
187,950	Haci Omer Sabanci Holding AS	786,293
240,202	KOC Holding AS *	830,933
9,700	Migros Turk TAS	175,824
75,384	Tupras-Turkiye Petrol Rafineriler AS	1,765,733
74,880	Turk Hava Yollari Anonim Ortakligi *	407,978
319,227	Turkcell Iletisim Hizmet AS	2,111,840
947,560	Turkiye Garanti Bankasi *	2,805,245
144,210	Turkiye Halk Bankasi AS	794,445
496,400	Turkiye IS Bankasi Class C	2,358,340
245,375	Turkiye Sinai Kalkinma Bankasi AS *	228,141
381,370	Turkiye Vakiflar Bankasi TAO Class D	720,823
11,436	Yapi ve Kredi Bankasi AS *	25,420
	Total Turkey	17,123,970
	TOTAL COMMON STOCKS (COST $235,714,342)	206,868,460
	PREFERRED STOCKS — 13.2%
	Brazil — 11.9%
58,000	Aracruz SA Class B (Registered) 2.24%	319,178
133,912	Banco Bradesco SA 0.52%	2,460,530
137,325	Banco Itau Holding Financeira SA 0.46%	2,590,640
61,793	Companhia Energetica de Minas Gerais 2.51%	1,334,046
35,500	Companhia Paranaense de Energia Class B 0.93%	609,816
139,756	Companhia Vale do Rio Doce Class A 0.54%	3,258,115

See accompanying notes to the financial statements.

13

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Brazil — continued
26,200	Electrobras (Centro) SA Class B 6.44%	402,483
65,700	Gerdau Metalurgica SA 5.90%	1,672,730
117,308	Gerdau SA 4.82%	2,209,421
406,727	Itausa-Investimentos Itau SA 0.15%	2,377,981
62,800	Net Servicos de Comunicacoa SA *	724,319
304,324	Petroleo Brasileiro SA (Petrobras) 0.08%	6,515,894
33,460	Petroleo Brasileiro SA Sponsored ADR 0.08%	1,437,776
113,100	Sadia SA 0.36%	747,293
12,230	Tele Norte Leste Participacoes ADR 0.56%	283,981
73,100	Tele Norte Leste Participacoes SA 8.45%	1,701,930
15,400	Telecomunicacoes de Sao Paulo SA 4.31%	439,325
15,000	Telemar Norte Leste SA Class A 20.07%	782,209
56,800	Usinas Siderrurgicas de Minas Gerais SA Class A 0.55%	1,993,227
	Total Brazil	31,860,894
	Russia — 0.3%
810	Transneft 1.04%	824,500
	South Korea — 1.0%
18,730	Hyundai Motor Co 4.20%	460,726
10,550	Hyundai Motor Co 4.41%	239,828
6,002	Samsung Electronics Co Ltd (Non Voting) 2.21%	1,993,600
	Total South Korea	2,694,154
	TOTAL PREFERRED STOCKS (COST $25,438,073)	35,379,548
	INVESTMENT FUNDS — 4.5%
	United States — 4.5%
303,500	iShares MSCI Emerging Markets Index Fund	12,155,175
	TOTAL INVESTMENT FUNDS (COST $12,140,371)	12,155,175

See accompanying notes to the financial statements.

14

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	RIGHTS AND WARRANTS — 0.1%
	Egypt — 0.1%
15,550	El Ezz Steel Rights, Expires 09/25/08 * (b)	119,019
	India — 0.0%
11,155	Hindalco Industries Ltd Rights, Expires 10/10/08 *	6,703
	TOTAL RIGHTS AND WARRANTS (COST $148,248)	125,722
	SHORT-TERM INVESTMENTS — 6.4%
5,042,341	Bank of New York Mellon Institutional Cash Reserves Fund (c)	5,042,341
12,200,000	Royal Bank of Canada Time Deposit, 2.04%, due 09/02/08	12,200,000
	TOTAL SHORT-TERM INVESTMENTS (COST $17,242,341)	17,242,341
	TOTAL INVESTMENTS — 101.3% (Cost $290,683,375)	271,771,246
	Other Assets and Liabilities (net) — (1.3)%	(3,523,727)
	TOTAL NET ASSETS — 100.0%	$268,247,519

See accompanying notes to the financial statements.

15

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

*  Non income-producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(c)  All or a portion of this security represents investment of security lending collateral (Note 2).

As of August 31, 2008, 57.44% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

16

GMO Emerging Countries Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments at value, including securities on loan of $4,885,283 (cost $290,683,375) (Note 2)	$271,771,246
Cash	28,451
Foreign currency, at value (cost $913,365) (Note 2)	909,285
Receivable for investments sold	347,650
Receivable for Fund shares sold	1,030,696
Dividends and interest receivable	1,005,873
Foreign taxes receivable	237,910
Receivable for expenses reimbursed by Manager (Note 3)	20,535
Total assets	275,351,646
Liabilities:
Collateral on securities loaned, at value (Note 2)	5,042,341
Payable for investments purchased	268,310
Payable for Fund shares repurchased	1,268,663
Payable to affiliate for (Note 3):
Management fee	149,720
Shareholder service fee	30,284
Administration fee – Class M	5,690
Trustees and Chief Compliance Officer of GMO Trust fees	836
Payable for 12b-1 fee – Class M	12,319
Accrued expenses	325,964
Total liabilities	7,104,127
Net assets	$268,247,519

See accompanying notes to the financial statements.

17

GMO Emerging Countries Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$256,436,606
Accumulated undistributed net investment income	3,653,711
Accumulated net realized gain	27,088,252
Net unrealized depreciation	(18,931,050)
$268,247,519
Net assets attributable to:
Class III shares	$223,773,066
Class M shares	$44,474,453
Shares outstanding:
Class III	20,337,149
Class M	4,108,584
Net asset value per share:
Class III	$11.00
Class M	$10.82

See accompanying notes to the financial statements.

18

GMO Emerging Countries Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $1,018,398)	$6,703,862
Interest	112,225
Securities lending income	8,485
Total investment income	6,824,572
Expenses:
Management fee (Note 3)	1,178,855
Shareholder service fee – Class III (Note 3)	249,597
12b-1 fee – Class M (Note 3)	37,411
Administration fee – Class M (Note 3)	29,929
Custodian and fund accounting agent fees	604,716
Transfer agent fees	25,852
Audit and tax fees	49,404
Legal fees	5,520
Trustees fees and related expenses (Note 3)	3,326
Registration fees	11,316
Miscellaneous	4,133
Total expenses	2,200,059
Fees and expenses reimbursed by Manager (Note 3)	(60,519)
Expense reductions (Note 2)	(3,447)
Net expenses	2,136,093
Net investment income (loss)	4,688,479
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (net of foreign capital gains tax of $4,546) (Note 2)	29,222,441
Foreign currency, forward contracts and foreign currency related transactions (net of CPMF tax of $554) (Note 2)	(389,973)
Net realized gain (loss)	28,832,468
Change in net unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains tax accrual of $(17,159)) (Note 2)	(92,117,299)
Foreign currency, forward contracts and foreign currency related transactions	(49,419)
Net unrealized gain (loss)	(92,166,718)
Net realized and unrealized gain (loss)	(63,334,250)
Net increase (decrease) in net assets resulting from operations	$(58,645,771)

See accompanying notes to the financial statements.

19

GMO Emerging Countries Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$4,688,479	$5,408,824
Net realized gain (loss)	28,832,468	118,746,655
Change in net unrealized appreciation (depreciation)	(92,166,718)	(14,494,242)
Net increase (decrease) in net assets from operations	(58,645,771)	109,661,237
Distributions to shareholders from:
Net investment income
Class III	—	(6,266,144)
Class M	—	(465,425)
Total distributions from net investment income	—	(6,731,569)
Net realized gains
Class III	(41,574,229)	(113,812,595)
Class M	(3,398,630)	(10,207,292)
Total distributions from net realized gains	(44,972,859)	(124,019,887)
	(44,972,859)	(130,751,456)
Net share transactions (Note 7):
Class III	(53,038,147)	51,505,212
Class M	21,978,349	3,819,194
Increase (decrease) in net assets resulting from net share transactions	(31,059,798)	55,324,406
Total increase (decrease) in net assets	(134,678,428)	34,234,187
Net assets:
Beginning of period	402,925,947	368,691,760
End of period (including accumulated undistributed net investment income of $3,653,711 and distributions in excess of net investment income of $1,034,768, respectively)	$268,247,519	$402,925,947

See accompanying notes to the financial statements.

20

GMO Emerging Countries Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006		2005		2004
Net assets value, beginning of period	$15.26		$16.04		$19.20	$15.99		$14.99		$8.54
Income (loss) from investment operations:
Net investment income (loss)	0.19	†	0.23	†	0.32 †	0.28	†	0.30	†	0.18
Net realized and unrealized gain (loss)	(2.59)		4.87		2.50	5.09		3.43		6.71
Total from investment operations	(2.40)		5.10		2.82	5.37		3.73		6.89
Less distributions to shareholders:
From net investment income	—		(0.30)		(0.36)	(0.35)		(0.31)		(0.22)
From net realized gains	(1.86)		(5.58)		(5.62)	(1.81)		(2.42)		(0.22)
Total distributions	(1.86)		(5.88)		(5.98)	(2.16)		(2.73)		(0.44)
Net asset value, end of period	$11.00		$15.26		$16.04	$19.20		$15.99		$14.99
Total Return	(16.65	)%**(a)	30.68	%(a)	16.20%	36.38	%(a)	28.76	%(a)	81.45	%(a)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$223,773		$371,540		$339,268	$346,018		$249,005		$249,844
Net expenses to average daily net assets	1.15	%*(b)	1.11	%(b)	1.06%	1.10%		1.10%		1.16%
Net investment income to average daily net assets	1.32	%**(c)	1.31%		1.74%	1.68%		2.12%		1.82%
Portfolio turnover rate	34	%**	72%		58%	35%		53%		57%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.03%		—	0.01%		0.05%		0.06%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions (Note 2).

(c)  The ratio for the six months ended August 31, 2008, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

21

GMO Emerging Countries Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004
Net asset value, beginning of period	$15.07		$15.90		$19.05	$15.87	$14.91	$8.51
Income (loss) from investment operations:
Net investment income (loss)	0.16	†	0.18	†	0.30 †	0.27 †	0.26 †	0.11
Net realized and unrealized gain (loss)	(2.55)		4.82		2.44	5.00	3.39	6.71
Total from investment operations	(2.39)		5.00		2.74	5.27	3.65	6.82
Less distributions to shareholders:
From net investment income	—		(0.25)		(0.27)	(0.28)	(0.27)	(0.20)
From net realized gains	(1.86)		(5.58)		(5.62)	(1.81)	(2.42)	(0.22)
Total distributions	(1.86)		(5.83)		(5.89)	(2.09)	(2.69)	(0.42)
Net asset value, end of period	$10.82		$15.07		$15.90	$19.05	$15.87	$14.91
Total Return	(16.80	)%(a)	30.29%		15.89%	35.99%	28.30%	80.98%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$44,474		$31,386		$29,423	$57,136	$69,109	$58,346
Net expenses to average daily net assets	1.46	%*(b)	1.41	%(b)	1.36%	1.39%	1.40%	1.45%
Net investment income to average daily net assets	1.14	%**(c)	0.99%		1.63%	1.65%	1.82%	1.27%
Portfolio turnover rate	34	%**	72%		58%	35%	53%	57%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.03%		—	0.01%	0.05%	0.06%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions (Note 2).

(c)  The ratio for the six months ended August 31, 2008, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

22

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Emerging Countries Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its investment objective by outperforming the S&P/IFCI (Investable) Composite Index. The Fund typically makes equity investments in companies whose stocks are traded in the securities markets of the world's non-developed countries ("emerging countries"), which excludes countries that are included in the MSCI EAFE Index. The Fund normally invests at least 80% of its assets in investments tied economically to emerging countries.

Throughout the period ended August 31, 2008, the Fund had two classes of shares outstanding: Class III and Class M. Class M shares bear an administration fee and a 12b-1 fee while Class III shares bear a shareholder service fee (See Note 3). The principal economic difference between the classes of shares is the type and level of fees.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are

23

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities using fair value prices supplied by a third party vendor based on models to the extent that these fair value prices are available.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$102,533,716	$909,285
Level 2 - Other Significant Observable Inputs	165,842,168	—
Level 3 - Significant Unobservable Inputs	3,395,362	—
Total	$271,771,246	$909,285

*  Other financial instruments include foreign currency.

24

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of February 29, 2008	$2,135,349	$—
Realized gain (loss)	(32,882)	—
Change in unrealized appreciation/depreciation	(2,062,926)	—
Net purchases (sales)	1,478,508	—
Net transfers in and/or out of Level 3	1,877,313	—
Balance as of August 31, 2008	$3,395,362	$—

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at

25

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. They expose the Fund to risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of substantial losses if the price of the underlying instrument increases during the term of the option. Options expose the Fund to the risk the Fund may not be able to enter into a

26

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

closing transaction because of an illiquid market. The Fund had no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund values exchange traded options at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. The Fund values options traded over-the-counter using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial

27

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. The Fund had no swap agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2008, the Fund had loaned securities valued by the Fund at $4,885,283, collateralized by cash in the amount of $5,042,341, which was invested in the Bank of New York Mellon Institutional Cash Reserves Fund.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

28

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and, if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by some countries in which it invests. The accrual for capital gains and repatriation taxes is included in net unrealized gain (loss) in the Statement of Operations. For the period ended August 31, 2008, the Fund incurred $4,546 in capital gains taxes, which is included in net realized gain (loss) in the Statement of Operations.

The Fund is currently subject to a Taiwanese security transaction tax of 0.30% of the transaction amount on equities and 0.10% of the transaction amount on corporate bonds and mutual fund shares, which must be paid by the Fund upon the sale or transfer of any portfolio securities subject to such tax.

The Fund is subject to a Contribuição Provisória sobre Movimentações Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to/from the Brazilian market. For the period ended August 31, 2008, the Fund incurred $554 in CPMF tax, which is included in net realized gain (loss) on foreign currency, forward contracts and foreign currency related transactions in the Statement of Operations.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of February 29, 2008, the Fund elected to defer March 1, 2008 post-October currency losses of $594,300.

29

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$292,505,943	$22,998,651	$(43,733,348)	$(20,734,697)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State

30

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Investment risks

Investments in securities of issuers in emerging countries present risks that are not inherent in many other investments. Many emerging countries are subject to political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls that impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in some countries based on the Manager's expectations that conditions in those countries will improve. These factors may result in significant volatility in the values of the Fund's holdings. The markets in emerging countries are typically less liquid than those of developed markets. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating the values it has placed on its holdings.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.65% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

Class M shares of the Fund pay GMO an administration fee for support services provided to Class M shareholders. That fee is paid monthly at the annual rate of 0.20% of the average daily Class M net assets. Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or for the provision of

31

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

services to Class M shareholders. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average daily Class M net assets.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 1.00% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, administration and distribution (12b-1) fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $3,142 and $1,104, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2008 aggregated $116,221,831 and $183,840,722, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 45.69% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned

32

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008, 0.13% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and 1.86% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	432,825	$5,972,941	957,007	$16,034,781
Shares issued to shareholders in reinvestment of distributions	3,347,515	39,835,423	6,663,042	113,483,330
Shares repurchased	(7,787,824)	(98,846,511)	(4,425,134)	(78,012,899)
Net increase (decrease)	(4,007,484)	$(53,038,147)	3,194,915	$51,505,212
	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class M:	Shares	Amount	Shares	Amount
Shares sold	2,350,793	$26,681,480	628,963	$10,927,518
Shares issued to shareholders in reinvestment of distributions	290,233	3,398,631	634,368	10,672,717
Shares repurchased	(615,256)	(8,101,762)	(1,031,321)	(17,781,041)
Net increase (decrease)	2,025,770	$21,978,349	232,010	$3,819,194

33

GMO Emerging Countries Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services

34

GMO Emerging Countries Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager,

35

GMO Emerging Countries Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

36

GMO Emerging Countries Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution (12b-1) and/or administration fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 though August 31, 2008.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	1.15%	$1,000.00	$833.50	$5.31
2) Hypothetical	1.15%	$1,000.00	$1,019.41	$5.85
Class M
1) Actual	1.46%	$1,000.00	$832.00	$6.74
2) Hypothetical	1.46%	$1,000.00	$1,017.85	$7.43

*  Expenses are calculated using each Class's annualized expense ratio for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

37

GMO Global Growth Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Global Growth Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.9%
Short-Term Investments	0.9
Preferred Stocks	0.3
Forward Currency Contracts	0.1
Other	0.8
100.0%
Country Summary	% of Equity Investments
United States	56.2%
United Kingdom	9.1
Japan	6.2
Canada	5.6
France	3.8
Germany	3.6
Hong Kong	2.9
Switzerland	2.8
Finland	1.9
Singapore	1.7
Australia	1.5
Denmark	1.1
Spain	1.1
Netherlands	0.7
Norway	0.7
Italy	0.6
Sweden	0.2
Austria	0.1
Belgium	0.1
Ireland	0.1
100.0%
Industry Sector Summary	% of Equity Investments
Health Care	16.9%
Energy	16.8
Information Technology	15.5
Industrials	10.8
Consumer Staples	9.9
Financials	9.7
Materials	8.3
Consumer Discretionary	7.1
Utilities	2.8
Telecommunication Services	2.2
100.0%

1

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.9%
	Australia — 1.5%
3,511	BHP Billiton Ltd	123,312
2,324	CSL Ltd	81,108
827	Rio Tinto Ltd	89,666
15,616	Telstra Corp Ltd	57,968
2,728	Woodside Petroleum Ltd	146,529
	Total Australia	498,583
	Austria — 0.1%
416	OMV AG	26,652
	Belgium — 0.1%
2,924	Fortis	40,486
	Canada — 5.5%
600	Agnico-Eagle Mines Ltd	34,442
900	Agrium Inc	76,125
1,700	Bank of Nova Scotia	78,532
4,700	Bombardier Inc Class B	36,518
700	Canadian National Railway Co	36,727
1,700	Canadian Natural Resources	145,120
1,700	Canadian Pacific Railway Ltd	103,716
1,700	EnCana Corp	127,780
1,700	Goldcorp Inc	57,830
2,000	Husky Energy Inc	88,416
800	Imperial Oil Ltd	41,145
1,500	Nexen Inc	47,014
1,100	Petro-Canada	48,639
2,100	Potash Corp of Saskatchewan Inc	365,413
3,000	Research In Motion Ltd *	365,521
2,100	Suncor Energy Inc	120,249
3,100	Talisman Energy Inc	54,800
	Total Canada	1,827,987

See accompanying notes to the financial statements.

2

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Denmark — 1.1%
800	Danske Bank A/S	22,512
414	FLSmidth & Co A/S	33,193
2,975	Novo-Nordisk A/S Class B	166,070
1,100	Vestas Wind Systems A/S *	149,263
	Total Denmark	371,038
	Finland — 1.9%
3,710	Fortum Oyj	152,280
1,302	Kone Oyj Class B	40,325
9,344	Nokia Oyj	233,950
1,531	Nokian Renkaat Oyj	54,523
4,225	Sampo Oyj Class A	106,290
822	Wartsila Oyj Class B	47,207
	Total Finland	634,575
	France — 3.7%
1,060	Alstom	107,677
2,604	Arcelor Mittal	204,289
2,278	BNP Paribas	204,348
421	GDF Suez	24,236
1,091	Peugeot SA	51,835
5,675	Sanofi-Aventis	402,616
641	Societe Generale	61,832
394	Suez Environnement SA *	11,318
2,528	Total SA	181,602
	Total France	1,249,753
	Germany — 3.2%
1,325	Altana AG	21,118
916	BASF AG	52,861
1,008	Deutsche Boerse AG	94,481
5,526	E.ON AG	322,150
876	K&S AG	105,020
358	Linde AG	44,921
478	MAN AG	46,676

See accompanying notes to the financial statements.

3

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
652	Q-Cells AG *	65,274
635	RWE AG	68,388
598	Solarworld AG	30,722
574	Volkswagen AG	171,146
192	Wacker-Chemie AG	35,113
	Total Germany	1,057,870
	Hong Kong — 2.9%
7,000	Cheung Kong Holdings Ltd	99,498
18,500	CLP Holdings Ltd	150,080
8,600	Esprit Holdings Ltd	70,995
24,000	Hang Lung Properties Ltd	75,968
7,500	Hang Seng Bank Ltd	147,924
41,800	Hong Kong & China Gas	93,786
5,900	Hong Kong Exchanges and Clearing Ltd	76,213
14,000	Li & Fung Ltd	42,571
14,000	New World Development Co Ltd	21,249
10,000	Sun Hung Kai Properties Ltd	136,355
3,500	Swire Pacific Ltd Class A	34,960
	Total Hong Kong	949,599
	Ireland — 0.1%
370	Allied Irish Banks Plc	4,663
2,278	Bank of Ireland	18,261
	Total Ireland	22,924
	Italy — 0.6%
6,456	ENI SPA	209,416
	Japan — 6.1%
700	Astellas Pharma Inc	31,529
1,400	Daiichi Sankyo Co Ltd	42,119
700	Daikin Industries Ltd	23,596
700	Daito Trust Construction Co Ltd	29,019

See accompanying notes to the financial statements.

4

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
1,100	Fast Retailing Co Ltd	111,030
7,000	Fuji Heavy Industries Ltd	40,016
8,000	Honda Motor Co Ltd	259,821
700	JFE Holdings Inc	29,582
6,000	Marubeni Corp	37,124
4,000	Matsushita Electric Industrial Co Ltd	82,215
2,600	Mitsubishi Corp	71,420
3,000	Mitsui & Co	51,148
5,000	Mitsui OSK Lines Ltd	59,260
1,000	Nikon Corp	32,456
500	Nintendo Co Ltd	234,730
10,500	Nippon Mining Holdings Inc	58,323
12,000	Nippon Oil Corp	74,843
5,000	Nippon Yusen KK	39,901
13,300	Nissan Motor Co	101,028
15,000	Osaka Gas Co Ltd	54,575
6,600	Seven & I Holdings Co Ltd	192,242
2,500	Shin-Etsu Chemical Co Ltd	139,076
2,800	SUMCO Corp	55,470
2,400	Takeda Pharmaceutical Co Ltd	125,377
1,000	Tokio Marine Holdings Inc	33,917
4,000	TonenGeneral Sekiyu KK	32,185
	Total Japan	2,042,002
	Netherlands — 0.6%
137	Heineken NV	6,423
6,658	ING Groep NV	207,425
	Total Netherlands	213,848
	Norway — 0.7%
7,588	StatoilHydro ASA	232,765
	Singapore — 1.7%
1,000	Capitaland Ltd	3,054
1,000	City Developments Ltd	7,254

See accompanying notes to the financial statements.

5

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Singapore — continued
11,000	Cosco Corp	17,582
9,000	Keppel Corp Ltd	62,501
4,000	Oversea-Chinese Banking Corp	22,667
6,800	Singapore Airlines Ltd	72,721
11,000	Singapore Exchange Ltd	48,574
43,000	Singapore Technologies Engineering Ltd	84,941
94,320	Singapore Telecommunications	232,790
1,000	United Overseas Bank Ltd	13,310
	Total Singapore	565,394
	Spain — 1.0%
1,239	Gas Natural SDG SA	57,400
1,242	Repsol YPF SA	38,416
9,998	Telefonica SA	247,036
	Total Spain	342,852
	Sweden — 0.2%
1,900	Alfa Laval AB	25,929
1,700	Swedbank AB	29,874
	Total Sweden	55,803
	Switzerland — 2.8%
6,440	ABB Ltd *	157,959
1,400	Alcon Inc	238,406
1,780	Nestle SA (Registered)	78,426
7,319	Novartis AG (Registered)	407,731
172	Syngenta AG (Registered)	46,149
	Total Switzerland	928,671
	United Kingdom — 8.9%
5,245	AstraZeneca Plc	255,704
6,762	BAE Systems Plc	59,016
23,755	Barclays Plc	152,007

See accompanying notes to the financial statements.

6

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
16,624	BG Group Plc	368,743
2,634	BHP Billiton Plc	82,038
16,822	BP Plc	161,685
4,485	British American Tobacco Plc	151,522
700	Cairn Energy Plc *	37,872
6,214	GlaxoSmithKline Plc	146,220
24,460	HBOS Plc	140,007
2,255	Imperial Tobacco Group Plc	74,349
1,622	Next Plc	31,297
29,796	Old Mutual Plc	52,695
1,178	Reckitt Benckiser Group Plc	59,553
2,177	Rio Tinto Plc	206,660
100,957	Royal Bank of Scotland Group	429,378
2,926	Royal Dutch Shell Plc A Shares (London)	102,256
1,595	SABMiller Breweries Plc	34,261
2,715	Unilever Plc	72,822
1,390	Vedanta Resources Plc	45,895
68,742	Vodafone Group Inc	175,667
12,410	William Morrison Supermarkets Plc	63,709
1,316	Xstrata Plc	73,371
	Total United Kingdom	2,976,727
	United States — 55.2%
5,200	3M Co.	372,320
6,400	Abbott Laboratories	367,552
1,800	Accenture Ltd.	74,448
800	ACE Ltd.	42,088
1,000	Adobe Systems, Inc. *	42,830
1,000	Aetna, Inc.	43,140
2,200	Aflac, Inc.	124,740
500	Air Products & Chemicals, Inc.	45,925
1,800	Altera Corp.	40,752
1,200	Amazon.com, Inc. *	96,972
1,700	Anadarko Petroleum Corp.	104,941
1,100	Apache Corp.	125,818

See accompanying notes to the financial statements.

7

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	United States — continued
3,100	Apple, Inc. *	525,543
1,900	Archer-Daniels-Midland Co.	48,374
700	Assurant, Inc.	40,901
700	Autodesk, Inc. *	24,871
4,200	Automatic Data Processing, Inc.	186,396
1,500	Avon Products, Inc.	64,245
2,100	Bank of New York Mellon Corp. (The)	72,681
900	Bard (C.R.), Inc.	84,105
4,000	Baxter International, Inc.	271,040
2,100	Becton, Dickinson & Co.	183,498
400	BlackRock, Inc.	86,900
700	Bunge Ltd.	62,552
1,500	CA, Inc.	35,865
700	Cardinal Health, Inc.	38,486
1,500	CH Robinson Worldwide, Inc.	78,165
1,700	Chesapeake Energy Corp.	82,280
3,000	Chevron Corp.	258,960
1,000	Chubb Corp.	48,010
1,500	Citrix Systems, Inc. *	45,405
200	CME Group, Inc.	67,076
2,600	Coach, Inc. *	75,374
7,900	Coca-Cola Co. (The)	411,353
1,500	Coca-Cola Enterprises, Inc.	25,605
2,000	Cognizant Technology Solutions Corp.-Class A *	58,640
1,200	Colgate-Palmolive Co.	91,236
800	ConocoPhillips	66,008
600	Consol Energy, Inc.	40,626
4,800	Corning, Inc.	98,592
700	CSX Corp.	45,276
1,300	CVS Caremark Corp.	47,580
700	Danaher Corp.	57,099
1,500	Deere & Co.	105,855
2,900	Dell, Inc. *	63,017
1,300	Devon Energy Corp.	132,665

See accompanying notes to the financial statements.

8

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	United States — continued
600	Diamond Offshore Drilling, Inc.	65,946
3,400	eBay, Inc. *	84,762
2,200	Ecolab, Inc.	100,628
5,200	EMC Corp. *	79,456
700	Emerson Electric Co.	32,760
1,300	EOG Resources, Inc.	135,746
700	Equity Residential REIT	29,540
1,900	Expeditors International of Washington, Inc.	68,571
1,000	Express Scripts, Inc. *	73,410
9,100	Exxon Mobil Corp.	728,091
1,000	Fastenal Co.	51,930
300	First Solar, Inc. *	82,995
400	Fluor Corp.	32,052
2,900	Forest Laboratories, Inc. *	103,501
700	Freeport-McMoRan Copper & Gold, Inc.	62,524
700	GameStop Corp.-Class A *	30,709
2,600	Gap (The), Inc.	50,570
600	Genentech, Inc. *	59,250
2,100	General Dynamics Corp.	193,830
1,700	Gilead Sciences, Inc. *	89,556
1,000	Google, Inc.-Class A *	463,290
800	Halliburton Co.	35,152
1,900	Harley-Davidson, Inc.	75,582
1,100	Hess Corp.	115,181
7,100	Hewlett-Packard Co.	333,132
1,000	Honeywell International, Inc.	50,170
3,400	Hudson City Bancorp, Inc.	62,696
2,000	Illinois Tool Works, Inc.	99,220
4,900	Intel Corp.	112,063
3,200	International Business Machines Corp.	389,536
100	Intuitive Surgical, Inc. *	29,527
400	Jacobs Engineering Group, Inc. *	29,528
19,200	Johnson & Johnson	1,352,256
1,400	Juniper Networks, Inc. *	35,980

See accompanying notes to the financial statements.

9

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	United States — continued
700	Lockheed Martin Corp.	81,508
500	Mastercard, Inc.-Class A	121,275
2,200	Mattel Co.	42,526
4,600	McDonald's Corp.	285,200
2,100	McGraw-Hill Cos. (The), Inc.	89,964
500	McKesson Corp.	28,890
2,000	Medco Health Solutions, Inc. *	93,700
4,100	Medtronic, Inc.	223,860
900	MEMC Electronic Materials, Inc. *	44,181
7,600	Merck & Co., Inc.	271,092
27,300	Microsoft Corp.	745,017
700	Molson Coors Brewing Co.-Class B	33,355
2,900	Monsanto Co.	331,325
1,400	Mosaic Co. (The)	149,436
700	Murphy Oil Corp.	54,971
1,100	Nabors Industries Ltd *	39,160
1,500	National Oilwell Varco, Inc. *	110,595
3,100	Nike, Inc.-Class B	187,891
700	Noble Corp.	35,203
600	Noble Energy Inc.	43,038
900	Northern Trust Corp.	72,351
1,000	Nucor Corp.	52,500
4,600	Occidental Petroleum Corp.	365,056
12,200	Oracle Corp. *	267,546
4,400	Paychex, Inc.	149,952
600	Peabody Energy Corp.	37,770
11,700	PepsiCo, Inc.	801,216
900	Praxair, Inc.	80,856
1,400	Procter & Gamble Co. (The)	97,678
700	Raytheon Co.	41,993
1,100	Rockwell Collins, Inc.	57,849
1,900	Schlumberger Ltd.	179,018
700	Sigma-Aldrich Corp.	39,732
800	Smith International, Inc.	55,760

See accompanying notes to the financial statements.

10

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	United States — continued
1,200	Southern Copper Corp.	30,636
600	SPX Corp.	71,550
1,100	St. Jude Medical, Inc. *	50,413
1,400	State Street Corp.	94,738
3,200	Stryker Corp.	215,008
3,600	Symantec Corp. *	80,316
5,400	Sysco Corp.	171,882
2,100	TD Ameritrade Holding Corp. *	42,903
1,000	Thermo Fisher Scientific, Inc. *	60,560
2,200	TJX Cos. (The), Inc.	79,728
1,169	Transocean, Inc. *	148,697
1,800	Tyco Electronics Ltd.	59,238
500	Union Pacific Corp.	41,950
3,400	United Parcel Service, Inc.-Class B	218,008
4,000	United Technologies Corp.	262,360
600	VF Corp.	47,550
10,000	Wal-Mart Stores, Inc.	590,700
1,700	Walgreen Co.	61,931
3,100	Walt Disney Co. (The)	100,285
2,000	Weatherford International Ltd. *	77,160
1,600	Western Union Co.	44,192
2,400	XTO Energy, Inc.	120,984
	Total United States	18,427,198
	TOTAL COMMON STOCKS (COST $34,355,706)	32,674,143
	PREFERRED STOCKS — 0.3%
	Germany — 0.3%
675	Volkswagen AG 1.73%	104,049
	TOTAL PREFERRED STOCKS (COST $92,768)	104,049

See accompanying notes to the financial statements.

11

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.9%
300,000	Royal Bank of Scotland Time Deposit, 2.30%, due 09/02/08	300,000
	TOTAL SHORT-TERM INVESTMENTS (COST $300,000)	300,000
	TOTAL INVESTMENTS — 99.1% (Cost $34,748,474)	33,078,192
	Other Assets and Liabilities (net) — 0.9%	304,261
	TOTAL NET ASSETS — 100.0%	$33,382,453

See accompanying notes to the financial statements.

12

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

A summary of outstanding financial instruments at August 31, 2008 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
11/21/08	AUD	126,521	$107,611	$(6,110)
11/21/08	CAD	503,021	473,336	(1,275)
11/21/08	CHF	1,616,031	1,468,745	(2,152)
11/21/08	DKK	449,493	88,029	(4,336)
11/21/08	EUR	271,110	396,061	(19,653)
11/21/08	JPY	174,682,297	1,612,438	19,711
11/21/08	JPY	174,682,297	1,612,438	20,391
11/21/08	NZD	89,533	61,941	(792)
11/21/08	SEK	6,226,739	960,614	(14,377)
			$6,781,213	$(8,593)
Sales
11/21/08	AUD	629,544	$535,453	$7,894
11/21/08	CAD	351,763	331,004	4,503
11/21/08	CHF	113,184	102,868	4,030
11/21/08	DKK	1,975,842	386,949	591
11/21/08	EUR	738,818	1,079,328	2,139
11/21/08	GBP	677,386	1,227,675	28,348
11/21/08	HKD	1,082,641	138,927	(127)
11/21/08	NOK	1,308,703	239,430	(144)
11/21/08	SGD	49,049	34,729	93
			$4,076,363	$47,327

See accompanying notes to the financial statements.

13

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non income-producing security.

As of August 31, 2008, 36.76% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

See accompanying notes to the financial statements.

14

GMO Global Growth Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments, at value (cost $34,748,474) (Note 2)	$33,078,192
Cash	39,954
Foreign currency, at value (cost $214,152) (Note 2)	213,184
Receivable for Fund shares sold	415
Dividends and interest receivable	63,519
Foreign taxes receivable	7,411
Unrealized appreciation on open forward currency contracts (Note 2)	87,700
Receivable for expenses reimbursed by Manager (Note 3)	25,513
Total assets	33,515,888
Liabilities:
Payable to affiliate for (Note 3):
Management fee	12,779
Shareholder service fee	4,260
Trustees and Chief Compliance Officer of GMO Trust fees	132
Unrealized depreciation on open forward currency contracts (Note 2)	48,966
Accrued expenses	67,298
Total liabilities	133,435
Net assets	$33,382,453
Net assets consist of:
Paid-in capital	$35,327,159
Accumulated undistributed net investment income	321,328
Accumulated net realized loss	(633,109)
Net unrealized depreciation	(1,632,925)
$33,382,453
Net assets attributable to:
Class III shares	$33,382,453
Shares outstanding:
Class III	1,459,186
Net asset value per share:
Class III	$22.88

See accompanying notes to the financial statements.

15

GMO Global Growth Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $37,478)	$501,502
Securities lending income	8,747
Interest	6,568
Total investment income	516,817
Expenses:
Management fee (Note 3)	81,966
Shareholder service fee – Class III (Note 3)	26,531
Custodian and fund accounting agent fees	79,120
Transfer agent fees	13,984
Audit and tax fees	36,984
Legal fees	368
Trustees fees and related expenses (Note 3)	225
Registration fees	92
Miscellaneous	460
Total expenses	239,730
Fees and expenses reimbursed by Manager (Note 3)	(130,916)
Expense reductions (Note 2)	(2,532)
Net expenses	106,282
Net investment income (loss)	410,535
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(245,960)
Closed futures contracts	(7)
Foreign currency, forward contracts and foreign currency related transactions	(251,503)
Net realized gain (loss)	(497,470)
Change in net unrealized appreciation (depreciation) on:
Investments	(999,353)
Foreign currency, forward contracts and foreign currency related transactions	(42,595)
Net unrealized gain (loss)	(1,041,948)
Net realized and unrealized gain (loss)	(1,539,418)
Net increase (decrease) in net assets resulting from operations	$(1,128,883)

See accompanying notes to the financial statements.

16

GMO Global Growth Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$410,535	$267,831
Net realized gain (loss)	(497,470)	10,165,594
Change in net unrealized appreciation (depreciation)	(1,041,948)	(12,289,738)
Net increase (decrease) in net assets from operations	(1,128,883)	(1,856,313)
Distributions to shareholders from:
Net investment income
Class III	—	(576,031)
Net realized gains
Class III	(245,432)	(1,987,132)
	(245,432)	(2,563,163)
Net share transactions (Note 7):
Class III	238,169	(31,353,712)
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	25	67,093
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	238,194	(31,286,619)
Total increase (decrease) in net assets	(1,136,121)	(35,706,095)
Net assets:
Beginning of period	34,518,574	70,224,669
End of period (including accumulated undistributed net investment income of $321,328 and distributions in excess of net investment income of $89,207, respectively)	$33,382,453	$34,518,574

See accompanying notes to the financial statements.

17

GMO Global Growth Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005(a)
Net assets value, beginning of period	$23.82		$24.59		$25.13	$22.67	$20.00
Income (loss) from investment operations:
Net investment income (loss)†	0.28		0.40		0.31	0.33	0.15
Net realized and unrealized gain (loss)	(1.05)		0.45	(b)	2.56	2.72	2.79
Total from investment operations	(0.77)		0.85		2.87	3.05	2.94
Less distributions to shareholders:
From net investment income	—		(0.49)		(0.17)	(0.10)	(0.27)
From net realized gains	(0.17)		(1.13)		(3.24)	(0.49)	—
Total distributions	(0.17)		(1.62)		(3.41)	(0.59)	(0.27)
Net asset value, end of period	$22.88		$23.82		$24.59	$25.13	$22.67
Total Return(c)	(3.24	)%**	3.10%		12.45%	13.61%	14.72	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$33,382		$34,519		$70,225	$52,195	$57,960
Net expenses to average daily net assets	0.62	%*(d)	0.62	%(d)	0.62%	0.62%	0.62	%*
Net investment income to average daily net assets	2.32	%*	1.58%		1.27%	1.40%	1.17	%*
Portfolio turnover rate	29	%**	158%		43%	53%	40	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.74	%*	1.37%		0.37%	0.34%	0.51	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(e)	$0.10		$0.01	$0.02	—	(f)

(a)  Period from July 20, 2004 (commencement of operations) through February 28, 2005.

(b)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions (Note 2).

(e)  Purchase premiums and redemption fees were less than $0.01 per share.

(f)  For the period ended February 28, 2005, the Fund received no purchase premiums or redemption fees.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

18

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Global Growth Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming the S&P/Citigroup Primary Market Index ("PMI") World Growth Index. The Fund typically makes equity investments in companies from the world's developed countries, including the U.S.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities using fair value prices supplied by a third party vendor based on models to the extent that these fair value prices are available.

19

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$20,804,908	$213,184
Level 2 - Other Significant Observable Inputs	12,273,284	87,700
Level 3 - Significant Unobservable Inputs	—	—
Total	$33,078,192	$300,884

*  Other financial instruments include foreign currency and forward currency contracts.

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	(48,966)
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$(48,966)

**  Other financial instruments include forward currency contracts.

The Fund held no investments or other financial instruments at either February 29, 2008 or August 31, 2008, whose fair value was determined using Level 3 inputs.

20

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. They expose the Fund to risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying

21

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of substantial losses if the price of the underlying instrument increases during the term of the option. Options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund values exchange traded options at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. The Fund values options traded over-the-counter using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the

22

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. The Fund had no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

23

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. The Fund had no securities on loan at August 31, 2008.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and, if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by some countries in which it invests.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

24

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

As of February 29, 2008, the Fund elected to defer to March 1, 2008 post-October capital losses of $52,121.

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$34,748,474	$1,447,030	$(3,117,312)	$(1,670,282)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the

25

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Fund maintains with each agent. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Purchase and redemption of Fund shares

As of August 31, 2008, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.25% of the amount invested or redeemed. An additional purchase premium and redemption fee of 0.005% is charged for any purchases/redemptions (or any portion of a purchase/redemption) effected in a currency other than the U.S. dollar. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the Manager may waive the purchase premium or redemption fee in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in-capital. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except for estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may charge a redemption fee based on estimated or known transaction costs. The Fund charges no premium for reinvested distributions.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

26

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

3.  Fees and other transactions with affiliates

Effective June 30, 2008, GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.45% of average daily net assets. For the period from March 1, 2008 through June 29, 2008, the management fee rate was 0.47% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.45% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $225 and $92, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2008 aggregated $9,880,370 and $9,813,543, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

27

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2008, 99.60% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008, 0.03% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and 0.23% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	59	$1,415	920,964	$23,778,708
Shares issued to shareholders in reinvestment of distributions	10,626	245,346	102,111	2,562,902
Shares repurchased	(379)	(8,592)	(2,430,110)	(57,695,322)
Purchase premiums	—	4	—	59,409
Redemption fees	—	21	—	7,684
Net increase (decrease)	10,306	$238,194	(1,407,035)	$(31,286,619)

8.  Subsequent event

Subsequent to August 31, 2008, the Fund received redemption requests in the amount of $19,265,238.

28

GMO Global Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement, including the fact that the fees payable under the agreement were being reduced in connection with the renewal of the agreement. The Trustees considered information prepared by third-party

29

GMO Global Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

data services concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager,

30

GMO Global Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

31

GMO Global Growth Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.62%	$1,000.00	$967.60	$3.07
2) Hypothetical	0.62%	$1,000.00	$1,022.08	$3.16

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

32

GMO Taiwan Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a private placement memorandum, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

GMO Taiwan Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	90.7%
Short-Term Investments	7.3
Other	2.0
100.0%
Industry Sector Summary	% of Equity Investments
Information Technology	55.1%
Materials	16.7
Financials	15.8
Telecommunication Services	8.4
Industrials	2.9
Consumer Discretionary	1.1
Energy	0.0
Consumer Staples	0.0
100.0%

1

GMO Taiwan Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 90.7%
	Taiwan — 90.7%
6,968	Altek Corp	8,918
9,000	Arima Computer Corp *	1,400
2,538,599	Asustek Computer Inc	5,836,186
2,282,344	AU Optronics Corp	2,709,757
3,607,394	Chi Mei Optoelectronics Corp	3,029,774
6,976,000	China Bills Finance Corp *	1,388,498
6,012,806	China Development Financial Holding Corp	1,895,088
4,530	China Motor Corp	2,644
7,522,688	China Steel Corp	9,207,648
4,409,000	Chinatrust Financial Holding Co Ltd	2,836,828
7,000	Chunghwa Picture Tubes Ltd	1,463
3,147,620	Chunghwa Telecom Co Ltd	7,803,099
5,405	Chunghwa Telecom Co Ltd ADR *	133,720
2,704,831	Compal Electronics Inc	2,426,363
5,700	Continental Engineering Corp	2,576
1,874	D-Link Corp	2,258
448,420	Delta Electronics Inc	1,201,064
369,965	DFI Inc	804,887
1,707,518	Dimerco Express Taiwan Corp	1,656,863
6,767	Elite Semiconductor Memory Technology Inc	8,398
831,382	Far Eastern Department Stores Ltd	609,378
1,359,685	Far Eastern Textile Co Ltd	1,247,247
1,240,507	Far Eastone Telecommunications Co Ltd	1,803,994
4,507,448	First Financial Holding Co Ltd	3,402,925
1,463,169	Formosa Chemicals & Fibre Co	2,512,523
19,077	Formosa Petrochemical Corp	45,848
1,640,424	Formosa Plastics Corp	3,196,616
2,791,000	Fubon Financial Holding Co Ltd	2,350,677
2,000	Gigabyte Technology Co Ltd	1,387
45,430	Gloria Material Technology Corp	46,735
242,254	High Tech Computer Corp	4,488,685

See accompanying notes to the financial statements.

2

GMO Taiwan Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
2,744,553	Hon Hai Precision Industry Co Ltd	13,768,148
1,000	Hotai Motor Company Ltd	2,512
2,882	Innolux Display Corp	4,685
2,314,680	KGI Securities Co Ltd	1,153,024
25,594	Kinpo Electronics	7,109
1,378,588	Les Enphants Co Ltd	993,901
2,483,407	Lite-On Technology Corp	2,439,815
609,826	MediaTek Inc	7,002,401
7,356,000	Mega Financial Holdings Co Ltd	4,625,454
5,250	Mercuries & Associates Ltd	2,145
1,079	Micro-Star International Co Ltd	749
810	Mosel Vitelic Inc *	523
1,755,000	Nan Ya Plastics Corp	2,745,597
1,000	Nien Hsing Textile Co Ltd	383
481,164	Novatek Microelectronics Corp Ltd	1,033,316
9,109	Oriental Union Chemical	6,641
156,219	Powertech Technology Inc	484,320
17,000	Prodisc Technology Inc *	803
170	Promos Technologies Inc *	23
10,800	Qisda Corp	5,437
2,709	Quanta Computer Inc	4,071
310,365	Richtek Technology Corp	2,556,905
14,802	Sampo Corp *	2,148
2,521	Shinkong Synthetic Fibers *	601
2,516,885	Siliconware Precision Industries Co	3,441,655
206	Sino American Silicon Products Inc	930
2,670	Systex Corp	2,255
3,745,607	Taiwan Cement Corp	3,660,904
765,000	Taiwan Fertilizer Co Ltd	2,353,359
1,203,539	Taiwan Mobile Co Ltd	2,151,728
13,242,567	Taiwan Semiconductor Manufacturing Co Ltd	24,390,585
85,547	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	830,661
3,108	Transcend Information Inc	8,087

See accompanying notes to the financial statements.

3

GMO Taiwan Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	Taiwan — continued
9,889	Tsann Kuen Enterprises Co Ltd	8,027
2,409	TXC Corp	3,904
470,000	U-Ming Marine Transport Corp	1,238,906
5,250	Uni-President Enterprises Corp	5,646
998,789	Unimicron Technology Corp	1,109,198
16,000	USI Corp	7,288
9,760	Wan Hai Lines Ltd	5,286
5,235,620	Waterland Financial Holdings	1,504,398
1,444,000	Wintek Corp	899,036
16,786	Wistron Corp	24,304
2,968,195	Ya Hsin Industrial Co Ltd * (a) (b)	941
14,716	Yang Ming Marine Transport	7,142
2,938	Yieh Phui Enterprise	1,179
5,898,000	Yuanta Financial Holding Co Ltd	3,370,377
2,000	Yungtay Engineering Co Ltd	1,114
	Total Taiwan	142,531,068
	TOTAL COMMON STOCKS (COST $168,687,769)	142,531,068
	SHORT-TERM INVESTMENTS — 7.3%
2,500,000	HSBC Time Deposit, 2.15%, due 09/02/08	2,500,000
9,000,000	ING Bank Time Deposit, 2.25%, due 09/02/08	9,000,000
	TOTAL SHORT-TERM INVESTMENTS (COST $11,500,000)	11,500,000
	TOTAL INVESTMENTS — 98.0% (Cost $180,187,769)	154,031,068
	Other Assets and Liabilities (net) — 2.0%	3,204,513
	TOTAL NET ASSETS — 100.0%	$157,235,581

See accompanying notes to the financial statements.

4

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Notes to Schedule of Investments:

ADR - American Depositary Receipt

*  Non income-producing security.

(a)  Bankrupt issuer.

(b)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

As of August 31, 2008, 90.03% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

5

GMO Taiwan Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments, at value (cost $180,187,769) (Note 2)	$154,031,068
Cash	74,559
Foreign currency, at value (cost $2,387,480) (Note 2)	2,379,500
Receivable for investments sold	950,872
Dividends and interest receivable	1,163,625
Total assets	158,599,624
Liabilities:
Payable for investments purchased	951,233
Payable to affiliate for (Note 3):
Management fee	110,803
Shareholder service fee	20,520
Trustees and Chief Compliance Officer of GMO Trust fees	453
Accrued expenses	281,034
Total liabilities	1,364,043
Net assets	$157,235,581
Net assets consist of:
Paid-in capital	$179,242,883
Accumulated undistributed net investment income	5,233,524
Accumulated net realized loss	(1,038,105)
Net unrealized depreciation	(26,202,721)
$157,235,581
Net assets attributable to:
Class III shares	$157,235,581
Shares outstanding:
Class III	8,616,029
Net asset value per share:
Class III	$18.25

See accompanying notes to the financial statements.

6

GMO Taiwan Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $1,676,900)	$6,727,605
Interest	48,819
Total investment income	6,776,424
Expenses:
Management fee (Note 3)	852,257
Shareholder service fee – Class III (Note 3)	157,825
Custodian and fund accounting agent fees	340,492
Transfer agent fees	13,800
Audit and tax fees	38,916
Legal fees	2,576
Trustees fees and related expenses (Note 3)	1,180
Miscellaneous	1,840
Total expenses	1,408,886
Expense reductions (Note 2)	(679)
Net expenses	1,408,207
Net investment income (loss)	5,368,217
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	681,516
Foreign currency, forward contracts and foreign currency related transactions	(238,188)
Net realized gain (loss)	443,328
Change in net unrealized appreciation (depreciation) on:
Investments	(36,378,663)
Foreign currency, forward contracts and foreign currency related transactions	(73,931)
Net unrealized gain (loss)	(36,452,594)
Net realized and unrealized gain (loss)	(36,009,266)
Net increase (decrease) in net assets resulting from operations	$(30,641,049)

See accompanying notes to the financial statements.

7

GMO Taiwan Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$5,368,217	$5,859,879
Net realized gain (loss)	443,328	59,520,538
Change in net unrealized appreciation (depreciation)	(36,452,594)	(38,936,381)
Net increase (decrease) in net assets from operations	(30,641,049)	26,444,036
Distributions to shareholders from:
Net investment income
Class III	—	(6,074,310)
Net realized gains
Class III	(7,935,155)	(75,886,885)
	(7,935,155)	(81,961,195)
Net share transactions (Note 7):
Class III	(24,694,177)	(41,624,038)
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	146,832	613,631
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(24,547,345)	(41,010,407)
Total increase (decrease) in net assets	(63,123,549)	(96,527,566)
Net assets:
Beginning of period	220,359,130	316,886,696
End of period (including accumulated undistributed net investment income of $5,233,524 and distributions in excess of net investment income of $134,693, respectively)	$157,235,581	$220,359,130

See accompanying notes to the financial statements.

8

GMO Taiwan Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004
Net assets value, beginning of period	$22.42		$30.98		$28.34	$26.79	$29.67	$20.28
Income (loss) from investment operations:
Net investment income (loss)†	0.56		0.61		0.46	0.52	0.13	(0.10)
Net realized and unrealized gain (loss)	(3.88)		1.50		4.32	1.91	(1.45)	10.03
Total from investment operations	(3.32)		2.11		4.78	2.43	(1.32)	9.93
Less distributions to shareholders:
From net investment income	—		(0.85)		(0.39)	(0.59)	—	(0.02)
From net realized gains	(0.85)		(9.82)		(1.75)	(0.29)	(1.56)	(0.52)
Total distributions	(0.85)		(10.67)		(2.14)	(0.88)	(1.56)	(0.54)
Net asset value, end of period	$18.25		$22.42		$30.98	$28.34	$26.79	$29.67
Total Return(a)	(14.89	)%**	6.97	%(b)	17.12%	9.13%	(3.82)%	49.53%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$157,236		$220,359		$316,887	$291,250	$224,466	$181,313
Net expenses to average daily net assets	1.34	%(c)*	1.29	%(c)	1.26%	1.28%	1.34%	1.36%
Net investment income to average daily net assets	2.57	%(d)**	1.98%		1.56%	1.95%	0.53%	(0.40)%
Portfolio turnover rate	24	%**	94%		41%	31%	88%	86%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.02		$0.06		$0.03	$0.04	$0.05	$0.04

(a)  Calculation excludes purchase premiums and redemption fees which are borne by the shareholders and assumes the effect of reinvested distributions.

(b)  The effect of losses in the amount of $56,687, resulting from compliance violations and the Manager's reimbursement of such losses, had no effect on the total return.

(c)  The net expense ratio does not include the effect of expense reductions.

(d)  The ratio for the six months ended August 31, 2008, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

9

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Taiwan Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming the MSCI Taiwan Index. The Fund typically makes equity investments in companies doing business in, or otherwise tied economically to, Taiwan.

Shares of the Fund are not publicly offered and are principally available to other GMO funds and certain accredited investors.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the

10

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities using fair value prices supplied by a third party vendor based on models to the extent that these fair value prices are available.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$12,464,381	$2,379,500
Level 2 - Other Significant Observable Inputs	141,565,746	—
Level 3 - Significant Unobservable Inputs	941	—
Total	$154,031,068	$2,379,500

*  Other financial instruments include foreign currency.

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

11

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of February 29, 2008	$960	$—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(19)	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	—	—
Balance as of August 31, 2008	$941	$—

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. They expose the Fund to risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. The Fund had no forward currency contracts outstanding at the end of the period.

12

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of substantial losses if the price of the underlying instrument increases during the term of the option. Options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium for a

13

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

purchased option. That premium is disclosed in the Schedule of Investments and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund values exchange traded options at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. The Fund values options traded over-the-counter using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities. Indexed securities are securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which investing through conventional securities is difficult. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. The Fund had no indexed securities outstanding at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of

14

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. The Fund had no swap agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended of August 31, 2008, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

15

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and, if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund is currently subject to a Taiwanese security transaction tax of 0.30% of the transaction amount on equities, which must be paid by the Fund upon the sale or transfer of any portfolio securities subject to such tax.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$181,495,699	$4,050,227	$(31,514,858)	$(27,464,631)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization

16

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Taiwanese companies typically declare dividends in the third calendar quarter of each year.

Dividend and interest income generated in Taiwan is subject to a 20% withholding tax. Stock dividends received (except those which have resulted from capitalization of capital surplus) are taxable at 20% of the par value of the stock dividends received.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

As of August 31, 2008, the premium on cash purchases of Fund shares was 0.15% of the amount invested. In the case of cash redemptions, the fee was 0.45% of the amount redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in the amount approximately equal to the fee with respect to that portion. In addition, the Manager may waive the purchase premium or redemption fee in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except for estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may charge a redemption fee based on estimated or known transaction costs. The Fund charges no premium for reinvested distributions.

17

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Investment risks

Investments in emerging countries, such as Taiwan, present certain risks that are not inherent in many other securities. Many emerging countries are subject to political and/or economic instability which may result in the Fund's inability to collect on a timely basis, or in full, principal and interest payments. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls that impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in some countries based on the Manager's expectations that conditions in those countries will improve. These factors may result in significant volatility in the values of the Fund's holdings. The Taiwanese markets are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings. The Fund may concentrate investments in the securities of a small number of issuers. As a result, the value of the Fund's shares can be expected to change in light of factors affecting those issuers and may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of securities.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.   Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for class III shares.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and Chief Compliance Officer ("CCO") during the period ended August 31, 2008 was $1,088 and $644, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2008 aggregated $46,602,817 and $82,034,673, respectively.

18

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.   Principal shareholders and related parties

As of August 31, 2008, 98.02% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008, no shares of the Fund were held by senior management of the Manager and GMO Trust officers, and all of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.   Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	—	$—	294,310	$9,579,509
Shares issued to shareholders in reinvestment of distributions	427,541	7,935,155	3,387,026	81,961,194
Shares repurchased	(1,639,574)	(32,629,332)	(4,083,581)	(133,164,741)
Purchase premiums	—	—	—	14,390
Redemption fees	—	146,832	—	599,241
Net increase (decrease)	(1,212,033)	$(24,547,345)	(402,245)	$(41,010,407)

19

GMO Taiwan Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one- and five-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services

20

GMO Taiwan Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, and the reputation of the Fund's other service providers.

21

GMO Taiwan Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

22

GMO Taiwan Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	1.34%	$1,000.00	$851.10	$6.25
2) Hypothetical	1.34%	$1,000.00	$1,018.45	$6.82

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

23

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a private placement memorandum, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

GMO Special Purpose Holding Fund

(A Series of GMO Trust)
Consolidated Investments Concentration Summary (a)
August 31, 2008 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	0.0%
Other	100.0
100.0%

(a)  GMO SPV I, LLC is a 74.9% owned subsidiary of GMO Special Purpose Holding Fund.

1

GMO Special Purpose Holding Fund

(A Series of GMO Trust)
Consolidated Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Description	Value ($)
DEBT OBLIGATIONS — 0.0% (a)
Asset-Backed Securities — 0.0%
Health Care Receivables — 0.0%
Interest related to the Bankruptcy Estate of NPF VI Inc. Series 02-1 Class A (b) (c)	—
Interest related to the Bankruptcy Estate of NPF XII Inc. Series 00-3 Class A (b) (c)	—
Interest related to the Bankruptcy Estate of NPF XII Inc. Series 02-1 Class A (b) (c)	—
—
Total Asset-Backed Securities	—
TOTAL DEBT OBLIGATIONS (COST $0)	—
TOTAL INVESTMENTS — 0.0% (Cost $0)	—
Other Assets and Liabilities (net) — 100.0%	406,386
TOTAL NET ASSETS — 100.0%	$406,386

Notes to Schedule of Investments:

(a)  Owned by GMO SPV I, LLC. GMO SPV I, LLC is a 74.9% subsidiary of GMO Special Purpose Holding Fund.

(b)  Security in default.

(c)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

See accompanying notes to the financial statements.

2

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidating Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

	GMO Special Purpose Holding Fund	GMO SPV I, LLC	Minority Interest	Eliminations	Consolidated Totals
Assets:
Investments in affiliated issuers, at value (cost $0) (Note 2)	$276,862	$—	$—	$(276,862)	$—
Cash	192,904	482,374	—	—	675,278
Interest receivable	181	443	—	—	624
Receivable for expenses reimbursed by Manager (Note 3)	5,053	3,162	—	—	8,215
Total assets	475,000	485,979	—	(276,862)	684,117
Liabilities:
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	2	—	—	—	2
Accrued expenses	68,612	118,874	—	—	187,486
Minority interest	—	—	90,243	—	90,243
Total liabilities	68,614	118,874	90,243	—	277,731
Net assets	$406,386	$367,105	$(90,243)	$(276,862)	$406,386
Shares outstanding	554,071				554,071
Net asset value per share	$0.73				$0.73

See accompanying notes to the financial statements.

3

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidating Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

	GMO Special Purpose Holding Fund	GMO SPV I, LLC	Minority Interest	Eliminations	Consolidated Totals
Investment Income:
Interest	$1,940	$2,948	$—	$—	$4,888
Total income	1,940	2,948	—	—	4,888
Expenses:
Custodian and transfer agent fees	736	14,168	—	—	14,904
Audit and tax fees	27,692	4,232	—	—	31,924
Trustees fees and related expenses (Note 3)	1	—	—	—	1
Miscellaneous	—	276	—	—	276
Total expenses	28,429	18,676	—	—	47,105
Fees and expenses reimbursed by Manager (Note 3)	(28,428)	(18,676)	—	—	(47,104)
Net expenses	1	—	—	—	1
Net income (loss)	1,939	2,948	—	—	4,887
Minority Interest	—	—	(707)	—	(707)
Net investment income (loss) after minority interest	1,939	2,948	(707)	—	4,180
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	—	1,284,719	—	—	1,284,719
Realized gains distributions from affiliated issuers	962,366	—	—	(962,366)	—
Net realized gain (loss)	962,366	1,284,719	—	(962,366)	1,284,719
Change in net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—
Net unrealized gain (loss)	—	—	—	—	—
Net realized and unrealized gain (loss)	962,366	1,284,719	—	(962,366)	1,284,719
Minority interest in realized and unrealized gain (loss)	—	—	(324,594)	—	(324,594)
Net increase (decrease) in net assets resulting from operations	$964,305	$1,287,667	$(325,301)	$(962,366)	$964,305

See accompanying notes to the financial statements.

4

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$4,887	$36,556
Net realized gain (loss)	1,284,719	4,638,699
Change in net unrealized appreciation (depreciation)	—	—
	1,289,606	4,675,255
Minority Interest	(325,301)	(1,164,398)
Net increase (decrease) in net assets from operations	964,305	3,510,857
Cash distributions to shareholders	(1,254,756)	(3,593,689)
	(1,254,756)	(3,593,689)
Fund share transactions: (Note 7)
Proceeds from sale of shares	—	—
Cost of shares repurchased	—	—
Net increase (decrease) from Fund share transactions	—	—
Total increase (decrease) in net assets	(290,451)	(82,832)
Net assets:
Beginning of period	696,837	779,669
End of period	$406,386	$696,837

See accompanying notes to the financial statements.

5

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29
	(Unaudited)		2008		2007		2006		2005
Net asset value, beginning of period	$1.26		$1.41		$8.22		$15.51		$24.11
Income from investment operations:
Net investment income (loss)†	0.01		0.06		0.02		(0.08)		0.41
Net realized and unrealized gain (loss)	1.72		6.28		41.16		8.57		9.08
Total from investment operations	1.73		6.34		41.18		8.49		9.49
Less distributions to shareholders:
From net investment income	—		—		—		—		(0.74)
From cash distributions	(2.26)		(6.49)		(47.99)		(15.78)		(17.29)
From return of capital	—		—		—		—		(0.06)
Total distributions	(2.26)		(6.49)		(47.99)		(15.78)		(18.09)
Net asset value, end of period	$0.73		$1.26		$1.41		$8.22		$15.51
Total Return(b)	137.67	%**(c)	517.54	%(c)	3613.95	%(c)	124.75	%(c)	36.35	%(c)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$406		$697		$780		$4,553		$8,595
Net operating expenses to average daily net assets	0.00	%*	0.00%		0.85%		1.26%		(0.01)%
Interest expense to average daily net assets	—		—		—		—		—
Total net expenses to average daily net assets	0.00	%*(f)	0.00	%(f)	0.85%		1.26%		(0.01)%
Net investment income to average daily net assets	1.45	%*	3.91%		1.05%		(0.65)%		1.83%
Portfolio turnover rate	0	%**	0%		0%		0%		0%
Fees and expenses reimbursed by the Manager to average daily net assets:	14.78	%*	8.84%		3.74%		1.39%		0.67%

(a)  The Fund changed its fiscal year end from November 30 to February 28.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  Had the effect of reinvested distributions not been assumed and income from investment operations been retained, the total returns would have been 1.94% for the six months ended August 31, 2008, 7.61%, 97.84%, 25.27%, and 39.36% for the fiscal years ended 2008, 2007, 2006, and 2005, respectively.

(d)  Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses.
Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(e)  Interest expense as a percentage of average daily net assets was less than 0.01%.

(f)  Total net expenses as a percentage of average daily net assets was less than 0.01%.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

6

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Financial Highlights — (Continued)
(For a share outstanding throughout each period)

	Period from December 1, 2003 through		Year Ended
	February 29, 2004(a)		November 30, 2003
Net asset value, beginning of period	$23.89		$23.77
Income from investment operations:
Net investment income (loss)†	0.13		0.75
Net realized and unrealized gain (loss)	0.09		(0.63)
Total from investment operations	0.22		0.12
Less distributions to shareholders:
From net investment income	—		—
From cash distributions	—		—
From return of capital	—		—
Total distributions	—		—
Net asset value, end of period	$24.11		$23.89
Total Return(b)	0.92	%**	0.50%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$225,727		$224,113
Net operating expenses to average daily net assets	0.08	%*	0.13%
Interest expense to average daily net assets	0.04	%(d)*	0.00	%(d)(e)
Total net expenses to average daily net assets	0.12	%*	0.13%
Net investment income to average daily net assets	0.49	%*	3.11%
Portfolio turnover rate	4	%**	80%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.11	%*	0.10%

See accompanying notes to the financial statements.

7

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Special Purpose Holding Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return. The Fund's investments consist primarily of: (i) units of GMO SPV I, LLC ("SPV"), a special purpose vehicle that holds an interest in liquidating trusts related to certain defaulted asset-backed securities (the "NPF Securities") issued by NPF VI, Inc. and NPF XII, Inc., and (ii) cash and cash items. The Fund expects that any new investments will be made primarily in cash, cash items, and high quality debt securities.

Shares of the Fund are not publicly offered and are principally available only to other GMO Funds of the Trust and certain accredited investors. Presently the Fund is closed to new investment.

In April 2004, a plan of liquidation ("the Plan") was approved by the bankruptcy court with respect to National Century Financial Enterprises and the NPF Securities. Pursuant to the Plan, the Fund received a cash distribution, less expenses associated with the transaction and an interest in additional amounts recovered by the bankruptcy estate. The Fund, together with other creditors, are continuing to pursue various claims resulting from its holdings of the NPF Securities. The ultimate amount of losses and costs associated with the NPF Securities that may be recovered by the Fund (through its investment in SPV) is not known at this time.

The Fund has litigation pending against various entities related to the default of certain the NPF Securities. For the period ended August 31, 2008, the Fund indirectly received $962,366 in conjunction with a settlement agreement related to the default of those securities. The outcome of the lawsuits against the remaining defendants is not predictable and any potential recoveries are not reflected in the net asset value of the Fund. To the extent additional recoveries are realized, such recoveries may be material to the net asset value of the Fund.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its

8

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements include the accounts of the Fund and its majority owned investment in SPV. The consolidated financial statements include 100% of the assets and liabilities of SPV and the ownership interests of minority participants are recorded as "Minority Interest". All significant interfund accounts and transactions have been eliminated in consolidation.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs*	—	—
Total	$—	$—
Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

*  The Fund's investments were valued entirely using Level 3 inputs.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Taxes

Effective April 1, 2004, the Fund elected to be taxed as a partnership for federal income tax purposes and, accordingly, the Fund is no longer a regulated investment company for federal income tax purposes. As a partnership, the Fund will not be subject to federal and state income tax. Instead, each shareholder is responsible for the tax liability or benefit related to his/her allocable share of taxable income or loss. Accordingly, no provision (benefit) for federal and state income taxes is reflected in the accompanying financial statements.

10

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$—	$—	$—	$—

SPV is also treated as a partnership for federal income tax purposes and subject to the same rules as the Fund with respect to the taxation of partnerships.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Distributions

The Fund will distribute proceeds and other cash receipts received from its underlying investments. Distributions made by the Fund, other than a distribution in partial or complete redemption of a shareholder's interest in the Fund, are reported in the Fund's financial statements as cash distributions.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Income is not recognized on securities for which collection is not expected. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the

11

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

average daily cash balances the Fund maintains with State Street. In addition, Boston Global Advisors ("BGA"), the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO does not charge the Fund any management or service fees for its services. In addition, the Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 (excluding "Excluded Expenses", as defined below). Excluded Expenses include expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). The costs incurred in connection with the Fund's pursuit of legal claims arising from the Fund's investment in the NPF securities are being treated for the purposes of the expense reimbursement as extraordinary expenses.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $1 and $0, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Consolidating Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

There were no purchases or sales of securities, excluding short-term investments, for the period ended August 31, 2008.

12

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 61.72% of the share outstanding of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. One of the shareholders is another fund of the Trust. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008, no shares of the Fund were held by senior management of the Manager and GMO Trust officers, and all of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Shares sold	—	—
Shares repurchased	—	—
Net decrease	—	—
Fund shares:
Beginning of period	554,071	554,071
End of period	554,071	554,071

13

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees took note of the fact that the Fund has a limited investment program and primarily serves as a limited purpose holding vehicle. The Trustees also took into account the time and attention devoted by the Manager's senior management and other personnel to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees considered the Fund's investment performance and noted that, because of the limited nature of the Fund's investment program, no comparable accounts managed by the Manager or other funds managed by other managers existed to which the Fund could be compared for purposes of evaluating the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement. The Trustees did not consider possible economies of scale to the Manager because the Manager does not receive an advisory fee from the Fund.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with

14

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

15

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
1	) Actual	0.00%	$1,000.00	$1,019.40	$0.00
2	) Hypothetical	0.00%	$1,000.00	$1,025.21	$0.00

*  Expenses are calculated using the annualized net expense ratio for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

16

GMO U.S. Growth Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO U.S. Growth Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.6%
Short-Term Investments	3.2
Futures	0.0
Other	0.2
100.0%
Industry Sector Summary	% of Equity Investments
Information Technology	21.6%
Consumer Staples	21.0
Health Care	20.7
Energy	15.3
Industrials	7.4
Consumer Discretionary	6.7
Financials	3.7
Materials	2.9
Telecommunication Services	0.6
Utilities	0.1
100.0%

1

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.6%
	Consumer Discretionary — 6.5%
1,300	Abercrombie & Fitch Co.-Class A	68,185
900	Advance Auto Parts, Inc.	38,736
1,600	Amazon.com, Inc. *	129,296
1,100	American Eagle Outfitters, Inc.	16,555
1,400	Apollo Group, Inc.-Class A *	89,152
1,300	AutoNation, Inc. *	14,755
370	AutoZone, Inc. *	50,775
500	Bally Technologies, Inc. *	17,115
3,100	Bed Bath & Beyond, Inc. *	95,046
2,400	Best Buy Co., Inc.	107,448
200	Black & Decker Corp.	12,650
700	Career Education Corp. *	13,125
300	Chipotle Mexican Grill, Inc.-Class B *	19,521
2,700	Coach, Inc. *	78,273
1,700	D.R. Horton, Inc.	21,182
400	DeVry, Inc.	20,632
800	DirecTV Group (The), Inc. *	22,568
700	Dollar Tree, Inc. *	26,852
900	Family Dollar Stores, Inc.	22,428
1,000	GameStop Corp.-Class A *	43,870
1,900	Gap (The), Inc.	36,955
1,300	Harley-Davidson, Inc.	51,714
500	Hasbro, Inc.	18,700
18,700	Home Depot, Inc.	507,144
900	International Game Technology	19,287
500	ITT Educational Services, Inc. *	44,455
1,200	Johnson Controls, Inc.	37,104
2,900	Kohl's Corp. *	142,593
1,000	Lennar Corp.-Class A	13,150
700	LKQ Corp. *	13,111
15,468	Lowe's Cos., Inc.	381,132
2,500	McDonald's Corp.	155,125
800	McGraw-Hill Cos. (The), Inc.	34,272

See accompanying notes to the financial statements.

2

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Consumer Discretionary — continued
300	Mohawk Industries, Inc. *	20,715
500	NetFlix, Inc. *	15,420
2,200	Nike, Inc.-Class B	133,342
2,100	Office Depot, Inc. *	14,784
900	Omnicom Group, Inc.	38,151
1,100	O'Reilly Automotive, Inc. *	32,032
200	Panera Bread Co.-Class A *	10,748
800	Ross Stores, Inc.	32,168
200	Sherwin-Williams Co. (The)	11,710
7,400	Staples, Inc.	179,080
2,400	Starbucks Corp. *	37,344
110	Strayer Education, Inc.	23,082
7,300	Target Corp.	387,046
900	Thor Industries, Inc.	20,682
2,460	TJX Cos. (The), Inc.	89,150
800	Toll Brothers, Inc. *	19,904
1,300	Urban Outfitters, Inc. *	46,306
1,000	Yum! Brands, Inc.	35,680
	Total Consumer Discretionary	3,510,250
	Consumer Staples — 20.3%
21,084	Altria Group, Inc.	443,397
3,400	Anheuser-Busch Cos., Inc.	230,724
2,400	Archer-Daniels-Midland Co.	61,104
2,400	Avon Products, Inc.	102,792
300	Central European Distribution Corp. *	17,307
300	Clorox Co.	17,730
28,000	Coca-Cola Co. (The)	1,457,960
1,100	Coca-Cola Enterprises, Inc.	18,777
7,200	Colgate-Palmolive Co.	547,416
2,700	Costco Wholesale Corp.	181,062
3,300	CVS Caremark Corp.	120,780
400	Energizer Holdings, Inc. *	33,976
600	Estee Lauder Cos. (The), Inc.-Class A	29,862
600	Flowers Foods, Inc.	15,864

See accompanying notes to the financial statements.

3

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Consumer Staples — continued
2,100	General Mills, Inc.	138,978
1,300	HJ Heinz Co.	65,416
1,100	Kellogg Co.	59,884
3,400	Kimberly-Clark Corp.	209,712
2,344	Kraft Foods, Inc.	73,859
1,000	Kroger Co.	27,620
500	McCormick & Co., Inc. (Non Voting)	20,225
700	Pepsi Bottling Group (The), Inc.	20,706
18,500	PepsiCo, Inc.	1,266,880
10,684	Philip Morris International, Inc.	573,731
24,500	Procter & Gamble Co. (The)	1,709,365
400	Supervalu, Inc.	9,276
2,200	Sysco Corp.	70,026
500	UST, Inc.	26,795
12,900	Walgreen Co.	469,947
48,800	Wal-Mart Stores, Inc.	2,882,616
1,100	WM Wrigley Jr. Co.	87,428
	Total Consumer Staples	10,991,215
	Energy — 14.8%
200	Alpha Natural Resources, Inc. *	19,820
800	Anadarko Petroleum Corp.	49,384
2,510	Apache Corp.	287,094
400	Arch Coal, Inc.	21,696
400	Atwood Oceanics, Inc. *	16,264
700	Baker Hughes, Inc.	56,007
2,200	BJ Services Co.	59,070
400	Cabot Oil & Gas Corp.	17,776
800	Cameron International Corp. *	37,272
2,800	Chesapeake Energy Corp.	135,520
13,400	Chevron Corp.	1,156,688
200	Cimarex Energy Co.	11,108
300	CNX Gas Corp. *	9,102
300	Comstock Resources, Inc. *	19,482

See accompanying notes to the financial statements.

4

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Energy — continued
4,329	ConocoPhillips	357,186
200	Consol Energy, Inc.	13,542
1,900	Denbury Resources, Inc. *	47,291
900	Devon Energy Corp.	91,845
600	Diamond Offshore Drilling, Inc.	65,946
500	Encore Acquisition Co. *	25,780
200	ENSCO International, Inc.	13,556
2,210	EOG Resources, Inc.	230,768
800	EXCO Resources, Inc. *	21,184
32,900	Exxon Mobil Corp.	2,632,329
800	FMC Technologies, Inc. *	42,848
300	Forest Oil Corp. *	17,076
500	Foundation Coal Holdings, Inc.	29,575
400	Frontline Ltd.	24,164
1,900	Halliburton Co.	83,486
300	Helmerich & Payne, Inc.	17,136
2,690	Hess Corp.	281,670
200	IHS, Inc.-Class A *	12,832
1,300	Murphy Oil Corp.	102,089
1,800	Nabors Industries Ltd. *	64,134
300	National Oilwell Varco, Inc. *	22,119
300	Newfield Exploration Co. *	13,566
800	Noble Corp.	40,232
600	Noble Energy, Inc.	43,038
5,400	Occidental Petroleum Corp.	428,544
200	Oceaneering International, Inc. *	12,482
1,300	Patterson-UTI Energy, Inc.	36,946
700	Peabody Energy Corp.	44,065
300	Pioneer Natural Resources Co.	18,951
300	Plains Exploration & Production Co. *	16,170
800	Quicksilver Resources, Inc. *	19,352
700	Range Resources Corp.	32,494
1,970	Schlumberger Ltd.	185,613
600	Smith International, Inc.	41,820

See accompanying notes to the financial statements.

5

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Energy — continued
3,100	Southwestern Energy Co. *	118,947
200	St. Mary Land & Exploration Co.	8,444
1,100	Sunoco, Inc.	48,818
2,573	Transocean, Inc. *	327,286
400	Unit Corp. *	27,092
4,500	Valero Energy Corp.	156,420
400	W&T Offshore, Inc.	14,064
3,800	Weatherford International Ltd. *	146,604
300	Whiting Petroleum Corp. *	28,872
2,200	XTO Energy, Inc.	110,902
	Total Energy	8,013,561
	Financials — 3.6%
5,100	Aflac, Inc.	289,170
400	Allstate Corp. (The)	18,052
4,800	American International Group, Inc.	103,152
1,200	Annaly Capital Management, Inc.	17,952
200	Arch Capital Group Ltd. *	13,952
500	Assurant, Inc.	29,215
1,300	Bank of America Corp.	40,482
420	BlackRock, Inc.	91,245
1,400	Brown & Brown, Inc.	28,392
500	Capital One Financial Corp.	22,070
1,800	Charles Schwab Corp. (The)	43,182
900	Chubb Corp.	43,209
7,500	Citigroup, Inc.	142,425
40	CME Group, Inc.	13,415
400	Equity Residential REIT	16,880
300	Everest Re Group Ltd.	24,639
840	Goldman Sachs Group, Inc.	137,735
300	Hartford Financial Services Group (The), Inc.	18,924
600	HCC Insurance Holdings, Inc.	15,108
4,600	Hudson City Bancorp, Inc.	84,824
600	Investment Technology Group, Inc. *	19,200

See accompanying notes to the financial statements.

6

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Financials — continued
500	JPMorgan Chase & Co.	19,245
700	Lehman Brothers Holdings, Inc.	11,263
500	Leucadia National Corp.	23,145
1,300	Merrill Lynch & Co., Inc.	36,855
700	MetLife, Inc.	37,940
1,800	Morgan Stanley	73,494
600	Nasdaq OMX Group (The), Inc. *	19,614
300	Northern Trust Corp.	24,117
800	Philadelphia Consolidated Holding Corp. *	47,784
300	Prudential Financial, Inc.	22,113
200	Public Storage	17,664
1,100	SEI Investment Co.	25,982
200	Simon Property Group, Inc. REIT	18,976
1,100	SLM Corp. *	18,161
500	State Street Corp.	33,835
900	T. Rowe Price Group, Inc.	53,424
200	Transatlantic Holdings, Inc.	12,020
3,400	Travelers Cos. (The), Inc.	150,144
400	Ventas, Inc. REIT	18,168
1,300	W.R. Berkley Corp.	30,628
600	Waddell and Reed Financial, Inc.	19,320
	Total Financials	1,927,115
	Health Care — 20.0%
10,400	Abbott Laboratories	597,272
700	Aetna, Inc.	30,198
900	Allergan, Inc.	50,283
600	AmerisourceBergen Corp.	24,606
3,500	Amgen, Inc. *	219,975
1,000	Applied Biosystems, Inc.	36,490
700	Bard (C.R.), Inc.	65,415
300	Barr Pharmaceuticals, Inc. *	20,262
3,000	Baxter International, Inc.	203,280
1,600	Becton, Dickinson & Co.	139,808

See accompanying notes to the financial statements.

7

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Health Care — continued
3,000	Biogen Idec, Inc. *	152,790
800	BioMarin Pharmaceutical, Inc. *	24,112
8,200	Bristol-Myers Squibb Co.	174,988
2,800	Cardinal Health, Inc.	153,944
800	Covance, Inc. *	75,472
3,200	Coventry Health Care, Inc. *	112,064
900	DENTSPLY International, Inc.	35,271
300	Edwards Lifesciences Corp. *	17,763
6,200	Eli Lilly & Co.	289,230
700	Endo Pharmaceuticals Holdings, Inc. *	15,904
5,600	Express Scripts, Inc. *	411,096
5,100	Forest Laboratories, Inc. *	182,019
3,000	Genentech, Inc. *	296,250
500	Gen-Probe, Inc. *	29,875
1,300	Genzyme Corp. *	101,790
14,900	Gilead Sciences, Inc. *	784,932
700	Health Net, Inc. *	19,355
500	Humana, Inc. *	23,200
600	Idexx Laboratories, Inc. *	33,780
600	Illumina, Inc. *	51,678
340	Intuitive Surgical, Inc. *	100,392
700	Invitrogen Corp. *	29,722
23,764	Johnson & Johnson	1,673,699
1,300	King Pharmaceuticals, Inc. *	14,872
2,800	McKesson Corp.	161,784
2,600	Medco Health Solutions, Inc. *	121,810
8,800	Medtronic, Inc.	480,480
9,400	Merck & Co., Inc.	335,298
400	OSI Pharmaceuticals, Inc. *	20,200
700	Patterson Cos., Inc. *	22,778
1,500	Perrigo Co.	52,485
45,376	Pfizer, Inc.	867,135
600	Pharmaceutical Product Development, Inc.	24,480
400	Quest Diagnostics, Inc.	21,620

See accompanying notes to the financial statements.

8

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Health Care — continued
5,000	Stryker Corp.	335,950
300	Techne Corp. *	23,151
3,200	Tenet Healthcare Corp. *	19,296
170	United Therapeutics Corp. *	18,042
37,394	UnitedHealth Group, Inc.	1,138,647
1,100	Varian Medical Systems, Inc. *	69,476
400	Waters Corp. *	27,300
3,800	WellPoint, Inc. *	200,602
5,200	Wyeth	225,056
6,400	Zimmer Holdings, Inc. *	463,296
	Total Health Care	10,820,673
	Industrials — 7.1%
5,300	3M Co.	379,480
300	AGCO Corp. *	18,489
200	Alliant Techsystems, Inc. *	21,046
300	Boeing Co.	19,668
200	Brink's Co. (The)	13,956
1,200	Burlington Northern Santa Fe Corp.	128,880
1,900	CH Robinson Worldwide, Inc.	99,009
1,400	Copart, Inc. *	61,614
2,600	CSX Corp.	168,168
2,400	Danaher Corp.	195,768
5,500	Deere & Co.	388,135
500	Donaldson Co., Inc.	21,955
4,900	Emerson Electric Co.	229,320
500	Fastenal Co.	25,965
500	FedEx Corp.	41,410
610	Flowserve Corp.	80,593
1,500	Fluor Corp.	120,195
400	FTI Consulting, Inc. *	29,360
400	Gardner Denver, Inc. *	18,056
3,200	General Dynamics Corp.	295,360
400	Goodrich Corp.	20,500

See accompanying notes to the financial statements.

9

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Industrials — continued
500	Harsco Corp.	26,320
900	Iron Mountain, Inc. *	26,019
800	Jacobs Engineering Group, Inc. *	59,056
500	JB Hunt Transport Services, Inc.	18,225
500	Joy Global, Inc.	35,520
500	Kirby Corp. *	22,895
800	L-3 Communications Holdings, Inc.	83,152
200	Landstar System, Inc.	9,804
740	Lockheed Martin Corp.	86,166
400	Manpower, Inc.	19,224
300	MSC Industrial Direct Co., Inc.-Class A	15,279
300	Nordson Corp.	16,089
300	Norfolk Southern Corp.	22,059
1,475	Paccar, Inc.	63,513
900	Parker-Hannifin Corp.	57,663
200	Precision Castparts Corp.	20,652
500	Raytheon Co.	29,995
700	Rockwell Collins, Inc.	36,813
200	Ryder Systems, Inc.	12,904
160	SPX Corp.	19,080
500	Stericycle, Inc. *	29,650
1,300	Textron, Inc.	53,430
900	Union Pacific Corp.	75,510
3,600	United Parcel Service, Inc.-Class B	230,832
6,500	United Technologies Corp.	426,335
	Total Industrials	3,873,112
	Information Technology — 20.9%
1,600	Accenture Ltd.	66,176
2,500	Adobe Systems, Inc. *	107,075
200	Affiliated Computer Services, Inc.-Class A *	10,648
700	Amphenol Corp.-Class A	33,264
500	Ansys, Inc. *	22,175
6,690	Apple, Inc. *	1,134,156

See accompanying notes to the financial statements.

10

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Information Technology — continued
2,100	Automatic Data Processing, Inc.	93,198
1,200	BMC Software, Inc. *	39,072
56,000	Cisco Systems, Inc. *	1,346,800
1,700	Citrix Systems, Inc. *	51,459
600	Cognizant Technology Solutions Corp.-Class A *	17,592
600	Cypress Semiconductor Corp. *	19,452
12,900	Dell, Inc. *	280,317
15,200	eBay, Inc. *	378,936
300	Electronic Arts, Inc. *	14,643
2,100	EMC Corp. *	32,088
400	Factset Research Systems, Inc.	25,084
1,900	Fiserv, Inc. *	98,534
1,300	FLIR Systems, Inc. *	46,410
900	Global Payments, Inc.	43,389
1,750	Google, Inc.-Class A *	810,757
9,400	Hewlett-Packard Co.	441,048
1,200	Ingram Micro, Inc.-Class A *	22,692
10,308	Intel Corp.	235,744
7,190	International Business Machines Corp.	875,239
100	Itron, Inc. *	10,358
1,500	Juniper Networks, Inc. *	38,550
500	Lam Research Corp. *	18,380
600	Lexmark International, Inc. *	21,582
860	MasterCard, Inc.-Class A	208,593
78,200	Microsoft Corp.	2,134,078
100	National Instruments Corp.	3,228
52,800	Oracle Corp. *	1,157,904
1,200	QLogic Corp. *	22,416
20,800	Qualcomm, Inc.	1,095,120
500	Salesforce.com, Inc. *	28,010
700	Silicon Laboratories, Inc. *	23,597
300	Sybase, Inc. *	10,323
1,100	Texas Instruments, Inc.	26,961
1,400	Total System Services, Inc.	27,888

See accompanying notes to the financial statements.

11

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Information Technology — continued
500	VeriSign, Inc. *	15,985
3,300	Western Digital Corp. *	89,958
4,200	Western Union Co. (The)	116,004
	Total Information Technology	11,294,883
	Materials — 2.8%
300	Air Products & Chemicals, Inc.	27,555
300	Compass Minerals International, Inc.	20,781
600	Ecolab, Inc.	27,444
600	FMC Corp.	44,124
300	Freeport-McMoRan Copper & Gold, Inc.	26,796
8,310	Monsanto Co.	949,417
1,800	Newmont Mining Corp.	81,180
1,800	Nucor Corp.	94,500
600	Owens-IIlinois, Inc. *	26,760
600	Packaging Corp. of America	15,450
1,300	Praxair, Inc.	116,792
300	Reliance Steel & Aluminum Co.	17,103
1,100	Sigma-Aldrich Corp.	62,436
100	United States Steel Corp.	13,307
	Total Materials	1,523,645
	Telecommunication Services — 0.5%
4,045	AT&T, Inc.	129,400
400	Crown Castle International Corp. *	14,960
4,400	Verizon Communications, Inc.	154,528
	Total Telecommunication Services	298,888
	Utilities — 0.1%
300	Exelon Corp.	22,788
300	FirstEnergy Corp.	21,792
	Total Utilities	44,580
	TOTAL COMMON STOCKS (COST $54,454,098)	52,297,922

See accompanying notes to the financial statements.

12

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 3.2%
	Money Market Funds — 3.2%
1,693,542	State Street Institutional Treasury Money Market Fund-Institutional Class	1,693,542
	TOTAL SHORT-TERM INVESTMENTS (COST $1,693,542)	1,693,542
	TOTAL INVESTMENTS — 99.8% (Cost $56,147,640)	53,991,464
	Other Assets and Liabilities (net) — 0.2%	133,684
	TOTAL NET ASSETS — 100.0%	$54,125,148

See accompanying notes to the financial statements.

13

GMO U.S. Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

A summary of outstanding financial instruments at August 31, 2008 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
15	S&P 500 E-Mini	September 2008	$961,950	$(17,696)

As of August 31, 2008, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

See accompanying notes to the financial statements.

14

GMO U.S. Growth Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments, at value (cost $56,147,640) (Note 2)	$53,991,464
Dividends and interest receivable	183,412
Receivable for collateral on open futures contracts (Note 2)	54,000
Receivable for expenses reimbursed by Manager (Note 3)	17,112
Total assets	54,245,988
Liabilities:
Payable to affiliate for (Note 3):
Management fee	22,644
Shareholder service fee – Class III	10,711
Administration fee – Class M	328
Trustees and Chief Compliance Officer of GMO Trust fees	402
Payable for 12b-1 fee – Class M	841
Payable for variation margin on open futures contracts (Note 2)	11,625
Accrued expenses	74,289
Total liabilities	120,840
Net assets	$54,125,148
Net assets consist of:
Paid-in capital	$71,571,207
Accumulated undistributed net investment income	210,269
Accumulated net realized loss	(15,482,456)
Net unrealized depreciation	(2,173,872)
$54,125,148
Net assets attributable to:
Class III shares	$52,234,305
Class M shares	$1,890,843
Shares outstanding:
Class III	3,282,906
Class M	119,286
Net asset value per share:
Class III	$15.91
Class M	$15.85

See accompanying notes to the financial statements.

15

GMO U.S. Growth Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends	$1,278,008
Interest	37,671
Total investment income	1,315,679
Expenses:
Management fee (Note 3)	262,964
Shareholder service fee – Class III (Note 3)	93,116
12b-1 fee – Class M (Note 3)	56,875
Administration fee – Class M (Note 3)	45,500
Custodian, fund accounting agent and transfer agent fees	54,372
Audit and tax fees	27,508
Legal fees	2,300
Trustees fees and related expenses (Note 3)	1,062
Registration fees	9,200
Miscellaneous	1,564
Total expenses	554,461
Fees and expenses reimbursed by Manager (Note 3)	(94,392)
Expense reductions (Note 2)	(14)
Net expenses	460,055
Net investment income (loss)	855,624
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(10,537,458)
Closed futures contracts	(378,542)
Net realized gain (loss)	(10,916,000)
Change in net unrealized appreciation (depreciation) on:
Investments	12,208,626
Open futures contracts	115,125
Net unrealized gain (loss)	12,323,751
Net realized and unrealized gain (loss)	1,407,751
Net increase (decrease) in net assets resulting from operations	$2,263,375

See accompanying notes to the financial statements.

16

GMO U.S. Growth Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$855,624	$2,313,049
Net realized gain (loss)	(10,916,000)	15,904,427
Change in net unrealized appreciation (depreciation)	12,323,751	(25,882,761)
Net increase (decrease) in net assets from operations	2,263,375	(7,665,285)
Distributions to shareholders from:
Net investment income
Class III	(650,575)	(1,963,020)
Class M	(238,835)	(451,426)
Total distributions from net investment income	(889,410)	(2,414,446)
Net realized gains
Class III	—	(3,938,829)
Class M	—	(1,625,736)
Total distributions from net realized gains	—	(5,564,565)
	(889,410)	(7,979,011)
Net share transactions (Note 7):
Class III	(77,502,692)	(85,518,384)
Class M	(68,143,669)	(10,707,607)
Increase (decrease) in net assets resulting from net share transactions	(145,646,361)	(96,225,991)
Total increase (decrease) in net assets	(144,272,396)	(111,870,287)
Net assets:
Beginning of period	198,397,544	310,267,831
End of period (including accumulated undistributed net investment income of $210,269 and $244,055, respectively)	$54,125,148	$198,397,544

See accompanying notes to the financial statements.

17

GMO U.S. Growth Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005		2004
Net asset value, beginning of period	$15.82		$17.24		$18.17	$18.26	$19.03		$14.29
Income (loss) from investment operations:
Net investment income (loss)	0.09	†	0.17	†	0.15 †	0.15 †	0.16	†	0.10
Net realized and unrealized gain (loss)	0.08		(1.06)		0.07	0.86	(0.02	)(a)	5.14
Total from investment operations	0.17		(0.89)		0.22	1.01	0.14		5.24
Less distributions to shareholders:
From net investment income	(0.08)		(0.17)		(0.15)	(0.16)	(0.14)		(0.14)
From net realized gains	—		(0.36)		(1.00)	(0.94)	(0.77)		(0.36)
Total distributions	(0.08)		(0.53)		(1.15)	(1.10)	(0.91)		(0.50)
Net asset value, end of period	$15.91		$15.82		$17.24	$18.17	$18.26		$19.03
Total Return(b)	1.07	%**	(5.49)%		1.24%	5.64%	0.94%		36.93%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$52,234		$129,666		$224,554	$342,203	$357,499		$437,200
Net expenses to average daily net assets	0.46	%(c)*	0.46	%(c)	0.46%	0.48%	0.48%		0.48%
Net investment income to average daily net assets	1.09	%*	0.94%		0.85%	0.84%	0.89%		0.62%
Portfolio turnover rate	37	%**	97%		111%	94%	136%		97%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.11	%*	0.07%		0.05%	0.04%	0.04%		0.05%

(a)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

18

GMO U.S. Growth Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005		2004
Net asset value, beginning of period	$15.76		$17.16		$18.10	$18.19	$18.97		$14.25
Income (loss) from investment operations:
Net investment income (loss)	0.06	†	0.11	†	0.10 †	0.10 †	0.11	†	0.09
Net realized and unrealized gain (loss)	0.09		(1.05)		0.06	0.85	(0.02	)(a)	5.09
Total from investment operations	0.15		(0.94)		0.16	0.95	0.09		5.18
Less distributions to shareholders:
From net investment income	(0.06)		(0.10)		(0.10)	(0.10)	(0.10)		(0.10)
From net realized gains	—		(0.36)		(1.00)	(0.94)	(0.77)		(0.36)
Total distributions	(0.06)		(0.46)		(1.10)	(1.04)	(0.87)		(0.46)
Net asset value, end of period	$15.85		$15.76		$17.16	$18.10	$18.19		$18.97
Total Return(b)	0.92	%**	(5.79)%		0.91%	5.33%	0.65%		36.58%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,891		$68,732		$85,714	$253,332	$269,227		$199,865
Net expenses to average daily net assets	0.76	%(c)*	0.76	%(c)	0.76%	0.77%	0.78%		0.78%
Net investment income to average daily net assets	0.79	%*	0.64%		0.56%	0.54%	0.61%		0.29%
Portfolio turnover rate	37	%**	97%		111%	94%	136%		97%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.11	%*	0.07%		0.05%	0.04%	0.04%		0.05%

(a)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

19

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO U.S. Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks long-term capital growth. The Fund seeks to achieve its objective by outperforming the Russell 1000 Growth Index. The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index, and in companies with similar market capitalizations.

Throughout the period ended August 31, 2008, the Fund had two classes of shares outstanding: Class III and Class M. Class M shares bear an administration fee and a 12b-1 fee, while Class III shares bear a shareholder service fee (See Note 3). The principal economic difference between the classes of shares is the type and level of fees.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material.

20

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$52,297,922	$—
Level 2 - Other Significant Observable Inputs	1,693,542	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$53,991,464	$—
Liability Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$(17,696)
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$(17,696)

*  Other financial instruments include futures contracts.

21

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Fund held no investments or other financial instruments at either February 29, 2008 or August 31, 2008, whose fair value was determined using Level 3 inputs.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

22

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. The Fund had no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2008, the Fund did not participate in securities lending.

23

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of February 29, 2008, the Fund elected to defer to March 1, 2008 post-October capital losses of $215,010.

As of February 29, 2008, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2011	$(2,843,668)
2/29/2012	(782,016)
Total	$(3,625,684)

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$57,757,233	$1,652,871	$(5,418,640)	$(3,765,769)

24

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities

25

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.31% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

Class M shares of the Fund pay GMO an administration fee for support services provided to Class M shareholders. That fee is paid monthly at the annual rate of 0.20% of the average daily Class M net assets. Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or the provision of services to Class M shareholders. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average daily Class M net assets.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.31% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, administration and distribution (12b-1) fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $970 and $552, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

26

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2008 aggregated $57,840,922 and $198,474,578, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 90.64% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund by or on behalf of this large shareholder may have a material effect on the Fund.

As of August 31, 2008, less than 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and 0.04% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	104,267	$1,671,895	302,944	$5,156,583
Shares issued to shareholders in reinvestment of distributions	40,457	650,291	327,572	5,900,873
Shares repurchased	(5,059,039)	(79,824,878)	(5,457,694)	(96,575,840)
Net increase (decrease)	(4,914,315)	$(77,502,692)	(4,827,178)	$(85,518,384)

27

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class M:	Shares	Amount	Shares	Amount
Shares sold	93,626	$1,517,348	290,213	$5,119,051
Shares issued to shareholders in reinvestment of distributions	14,906	238,835	115,575	2,077,162
Shares repurchased	(4,349,680)	(69,899,852)	(1,039,952)	(17,903,820)
Net increase (decrease)	(4,241,148)	$(68,143,669)	(634,164)	$(10,707,607)

28

GMO U.S. Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. In

29

GMO U.S. Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain

30

GMO U.S. Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

31

GMO U.S. Growth Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution (12b-1) and/or administration fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.46%	$1,000.00	$1,010.70	$2.33
2) Hypothetical	0.46%	$1,000.00	$1,022.89	$2.35
Class M
1) Actual	0.76%	$1,000.00	$1,009.20	$3.85
2) Hypothetical	0.76%	$1,000.00	$1,021.37	$3.87

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

32

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	92.0%
Short-Term Investments	9.5
Options Purchased	1.1
Futures	1.0
Loan Participations	0.2
Loan Assignments	0.1
Swaps	0.0
Rights and Warrants	0.0
Promissory Notes	0.0
Reverse Repurchase Agreements	(0.3)
Written Options	(0.5)
Forward Currency Contracts	(0.8)
Other	(2.3)
100.0%
Country/Region Summary**	% of Investments
Euro Region***	70.3%
United States	18.0
Switzerland	6.9
Canada	3.5
Emerging	2.6
United Kingdom	2.2
Sweden	1.0
Japan	(1.3)
Australia	(3.2)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Portugal and Spain.

1

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Principal Amount / Shares / Par Value ($)		Description	Value ($)
		OPTIONS PURCHASED — 0.2%
		Currency Options — 0.2%
JPY	840,000,000	JPY Call/USD Put, Expires 07/21/09, Strike 100.50	169,445
JPY	832,000,000	JPY Call/USD Put, Expires 07/21/09, Strike 100.50	167,822
		Total Currency Options	337,267
		TOTAL OPTIONS PURCHASED (COST $510,111)	337,267
		MUTUAL FUNDS — 97.5%
		United States — 97.5%
		Affiliated Issuers
	477,940	GMO Emerging Country Debt Fund, Class III	4,559,546
	4,649,939	GMO Short-Duration Collateral Fund	109,366,575
	5,496	GMO Special Purpose Holding Fund (a) (b)	4,012
	1,107,222	GMO World Opportunity Overlay Fund	29,274,955
		Total United States	143,205,088
		TOTAL MUTUAL FUNDS (COST $150,077,261)	143,205,088
		SHORT-TERM INVESTMENTS — 3.5%
		Money Market Funds — 0.8%
	1,100,285	State Street Institutional Liquid Cash Reserves Fund-Institutional Class	1,100,285
		Other Short-Term Investments — 2.7%
	4,000,000	U.S. Treasury Bill, 1.69%, due 09/25/08 (c) (d)	3,995,386
		TOTAL SHORT-TERM INVESTMENTS (COST $5,095,671)	5,095,671
		TOTAL INVESTMENTS — 101.2% (Cost $155,683,043)	148,638,026
		Other Assets and Liabilities (net) — (1.2%)	(1,818,437
		TOTAL NET ASSETS — 100.0%	$146,819,589

See accompanying notes to the financial statements.

2

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

A summary of outstanding financial instruments at August 31, 2008 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
9/09/08	AUD	7,900,000	$6,777,905	$(766,595)
9/02/08	CAD	3,029	2,853	(11)
9/16/08	CAD	1,800,000	1,694,884	(27,274)
10/07/08	CHF	1,700,000	1,544,463	(18,770)
10/07/08	CHF	1,600,000	1,453,612	(854)
10/21/08	EUR	9,400,000	13,754,997	(690,641)
10/21/08	EUR	1,900,000	2,780,265	(36,181)
9/02/08	GBP	75,160	137,005	(6,623)
9/23/08	GBP	2,400,000	4,368,171	(417,429)
10/28/08	JPY	240,000,000	2,212,230	15,795
10/14/08	NZD	2,800,000	1,947,491	(47,509)
			$36,673,876	$(1,996,092)
Sales
9/09/08	AUD	600,000	$514,778	$65,182
9/09/08	AUD	7,700,000	6,606,313	48,733
9/09/08	AUD	2,000,000	1,715,925	19,255
9/02/08	CAD	145	136	93
9/16/08	CAD	7,100,000	6,685,377	344,256
9/16/08	CAD	2,400,000	2,259,846	31,514
10/07/08	CHF	900,000	817,657	46,896
9/23/08	GBP	1,200,000	2,184,086	122,266
9/23/08	GBP	1,900,000	3,458,135	68,419
10/28/08	JPY	1,414,600,000	13,039,253	(18,266)
10/28/08	JPY	150,000,000	1,382,644	3,511
9/02/08	NOK	405,635	74,802	503
			$38,738,952	$732,362

See accompanying notes to the financial statements.

3

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
9/02/08	EUR	4,200,000	NOK	33,669,635	$47,349
9/30/08	EUR	9,500,000	SEK	89,406,673	(81,565)
11/04/08	EUR	4,200,000	NOK	33,357,240	(27,774)
9/02/08	NOK	33,264,000	EUR	4,200,000	27,453
					$(34,537)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
56	Canadian Government Bond 10 Yr.	December 2008	$6,300,396	$(9,659)
258	Euro BOBL	September 2008	40,949,796	301,050
555	Euro Bund	September 2008	92,950,528	1,264,223
800	Federal Fund 30 day	September 2008	326,642,796	(1,204)
32	U.S. Long Bond (CBT)	December 2008	3,754,000	(19,846)
31	U.S. Treasury Note 5 Yr. (CBT)	December 2008	3,470,062	(271)
36	UK Gilt Long Bond	December 2008	7,345,138	16,960
			$481,412,716	$1,551,253
Sales
62	Australian Government Bond 10 Yr.	September 2008	$5,436,278	$(88,059)
45	Australian Government Bond 3 Yr.	September 2008	3,901,525	(18,382)
2	Japanese Government Bond 10 Yr. (TSE)	September 2008	2,542,981	(8,027)
8	U.S. Treasury Note 10 Yr.	December 2008	924,000	2,039
54	U.S. Treasury Note 2 Yr. (CBT)	December 2008	11,463,188	(2,694)
			$24,267,972	$(115,123)

See accompanying notes to the financial statements.

4

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Written Options

A summary of open written option contracts for the Fund at August 31, 2008 is as follows:

Currency Options

Principal Amount		Expiration Date	Description	Premiums	Market Value
JPY	840,000,000	01/21/2009	JPY Call/USD Put Currency Option, Strike 95.00	$(80,895)	$(32,626)
JPY	832,000,000	01/21/2009	JPY Call/USD Put Currency Option, Strike 95.00	(75,565)	(32,306)
				$(156,460)	$(64,932)

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
4,000,000	SEK	9/17/2013	Deutsche Bank AG	Receive	4.40%	3 month
						SEK STIBOR	$(16,290)
13,200,000	SEK	9/17/2013	JP Morgan Chase Bank	Receive	4.40%	3 month SEK STIBOR	(53,756)
9,500,000	CHF	9/17/2013	Deutsche Bank AG	Receive	2.90%	6 month CHF LIBOR	(86,743)
9,400,000	CHF	9/17/2013	JP Morgan Chase Bank	Receive	2.90%	6 month CHF LIBOR	(85,830)
4,200,000	AUD	3/19/2018	JP Morgan Chase Bank	Receive	7.07%	6 month AUD BBSW	113,829
					Premiums to (Pay) Receive	$245,413	$(128,790)

As of August 31, 2008, for the futures and/or swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

5

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Notes to Schedule of Investments:

BBSW - Bank Bill Swap Reference Rate

LIBOR - London Interbank Offered Rate

STIBOR - Stockholm Interbank Offered Rate

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)  Underlying investment represents interests in defaulted securities.

(c)  Rate shown represents yield-to-maturity.

(d)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 2).

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc EUR - Euro GBP - British Pound JPY - Japanese Yen NOK - Norwegian Krone NZD - New Zealand Dollar SEK - Swedish Krona USD - United States Dollar

See accompanying notes to the financial statements.

6

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $5,605,782) (Note 2)	$5,432,938
Investments in affiliated issuers, at value (cost $150,077,261) (Notes 2 and 8)	143,205,088
Foreign currency, at value (cost $67,634) (Note 2)	65,327
Dividends and interest receivable	2,969
Unrealized appreciation on open forward currency contracts (Note 2)	841,225
Receivable for open swap contracts (Note 2)	113,829
Receivable for expenses reimbursed by Manager (Note 3)	15,158
Total assets	149,676,534
Liabilities:
Written options outstanding, at value (premiums $156,460) (Note 2)	64,932
Payable to affiliate for (Note 3):
Management fee	31,428
Shareholder service fee	18,857
Trustees and Chief Compliance Officer of GMO Trust fees	301
Unrealized depreciation on open forward currency contracts (Note 2)	2,139,492
Interest payable for open swap contracts	17,005
Payable for open swap contracts (Note 2)	242,619
Payable for variation margin on open futures contracts (Note 2)	279,055
Accrued expenses	63,256
Total liabilities	2,856,945
Net assets	$146,819,589
Net assets consist of:
Paid-in capital	$162,280,000
Distributions in excess of net investment income	(21,008,814)
Accumulated net realized gain	12,249,713
Net unrealized depreciation	(6,701,310)
$146,819,589
Net assets attributable to:
Class III shares	$146,819,589
Shares outstanding:
Class III	17,174,714
Net asset value per share:
Class III	$8.55

See accompanying notes to the financial statements.

7

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$759,314
Dividends	19,423
Interest	14,275
Total investment income	793,012
Expenses:
Management fee (Note 3)	188,460
Shareholder service fee – Class III (Note 3)	113,076
Custodian, fund accounting agent and transfer agent fees	44,252
Audit and tax fees	33,856
Legal fees	2,484
Trustees fees and related expenses (Note 3)	822
Registration fees	368
Miscellaneous	1,012
Total expenses	384,330
Fees and expenses reimbursed by Manager (Note 3)	(80,868)
Expense reductions (Note 2)	(7)
Indirectly incurred fees waived or borne by Manager (Note 3)	(9,991)
Shareholder service fee waived (Note 3)	(3,520)
Net expenses	289,944
Net investment income (loss)	503,068
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(694)
Investments in affiliated issuers	(1,954,788)
Realized gains distributions from affiliated issuers (Note 8)	111,247
Closed futures contracts	(1,560,241)
Closed swap contracts	306,147
Foreign currency, forward contracts and foreign currency related transactions	1,135,982
Net realized gain (loss)	(1,962,347)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(172,844)
Investments in affiliated issuers	215,478
Open futures contracts	(1,109,964)
Open swap contracts	93,710
Written options	91,528
Foreign currency, forward contracts and foreign currency related transactions	(1,790,444)
Net unrealized gain (loss)	(2,672,536)
Net realized and unrealized gain (loss)	(4,634,883)
Net increase (decrease) in net assets resulting from operations	$(4,131,815)

See accompanying notes to the financial statements.

8

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$503,068	$7,963,490
Net realized gain (loss)	(1,962,347)	(14,143,454)
Change in net unrealized appreciation (depreciation)	(2,672,536)	(1,305,226)
Net increase (decrease) in net assets from operations	(4,131,815)	(7,485,190)
Distributions to shareholders from:
Net investment income
Class III	—	(315,341)
Return of capital
Class III	—	(2,600,431)
	—	(2,915,772)
Net share transactions (Note 7):
Class III	(5,000,391)	(108,068,985)
Total increase (decrease) in net assets	(9,132,206)	(118,469,947)
Net assets:
Beginning of period	155,951,795	274,421,742
End of period (including distributions in excess of net investment income of $21,008,814 and $21,511,882, respectively)	$146,819,589	$155,951,795

See accompanying notes to the financial statements.

9

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006		2005	2004
Net asset value, beginning of period	$8.79		$9.21		$9.04	$9.59		$9.16	$8.85
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.03		0.33		0.17	0.18		0.14	0.06
Net realized and unrealized gain (loss)	(0.27)		(0.62)		0.15	0.39		0.44	0.76
Total from investment operations	(0.24)		(0.29)		0.32	0.57		0.58	0.82
Less distributions to shareholders:
From net investment income	—		(0.01)		—	(1.00	)(b)	(0.15)	(0.51)
From net realized gains	—		—		(0.14)	(0.12)		—	—
Return of capital	—		(0.12)		(0.01)	—		—	—
Total distributions	—		(0.13)		(0.15)	(1.12)		(0.15)	(0.51)
Net asset value, end of period	$8.55		$8.79		$9.21	$9.04		$9.59	$9.16
Total Return(c)	(2.73	)%**	(3.08)%		3.58%	6.01%		6.35%	9.53%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$146,820		$155,952		$274,422	$953,894		$1,015,009	$222,872
Net expenses to average daily net assets(d)	0.38	%*(e)	0.38	%(e)	0.39%	0.39%		0.39%	0.38%
Net investment income to average daily net assets(a)	0.67	%*	3.62%		1.93%	1.91%		1.51%	0.68%
Portfolio turnover rate	18	%**	55%		25%	49%		44%	36%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.13	%*	0.09%		0.06%	0.06%		0.09%	0.24%

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  Distributions from net investment income include amounts (approximately $0.49 per share) from foreign currency transactions which are treated as realized capital gain for book purposes.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(e)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

10

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Currency Hedged International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of the JPMorgan Non-U.S. Government Bond Index (Hedged) (ex-Japan). The Fund typically invests in bonds included in the JPMorgan Non-U.S. Government Bond Index (Hedged) (ex-Japan) and in securities and instruments with similar characteristics. The Fund seeks additional returns by seeking to exploit differences in global interest rates and currency and emerging country debt markets. The Fund may invest a substantial portion of its assets in shares of GMO Short-Duration Collateral Fund; futures contracts, currency options, currency forwards, swap contracts, and other types of derivatives; investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; shares of GMO World Opportunity Overlay Fund; and up to 5% of the Fund's total assets in sovereign debt of emerging countries (including below investment grade securities (also known as "junk bonds")), primarily through investment in shares of GMO Emerging Country Debt Fund ("ECDF").

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect). Shares of GMO Special Purpose Holding Fund, GMO World Opportunity Overlay Fund and GMO Short-Duration Collateral Fund are not publicly available.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

11

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material.

Typically the Fund and the underlying funds value debt instruments based on prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates primary pricing sources on an ongoing basis and may change a pricing source should the Manager deem it appropriate. If it deems it appropriate, the Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source. The prices provided by primary pricing sources may differ from the value that would be realized if the securities were sold, and the differences could be material.

Certain securities held by the Fund and the underlying funds are valued on the basis of prices provided by a single source. The prices provided may differ from the value that would be realized if the securities were sold, and the differences could be material. As of August 31, 2008, the total value of these securities represented 35.13% of net assets.

The Fund directly and indirectly (through underlying funds) invests in securities with contractual cash flows, such as asset-backed securities, collateralized mortgage obligations and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate values, delinquencies and/or defaults, and may be adversely affected by changes in interest rates and shifts in the market's perception of the securities' market values.

GMO Special Purpose Holding Fund ("SPHF"), an investment of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF. For the period ended August 31, 2008, the Fund received $12,445 through SPHF in conjunction with settlement agreements related to the default of those securities.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it

12

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$4,559,546	$1,649,599
Level 2 - Other Significant Observable Inputs	144,074,468	955,054
Level 3 - Significant Unobservable Inputs	4,012	—
Total	$148,638,026	$2,604,653

*  Other financial instruments include foreign currency, forward currency contracts, futures contracts and swap agreements.

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$—	$(148,142)
Level 2 - Other Significant Observable Inputs	—	(2,447,043)
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$(2,595,185)

**  Other financial instruments include forward currency contracts, futures contracts, swap agreements and written options.

13

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of February 29, 2008	$6,924	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Realized gain distributions received	9,506
Realized gain distributions paid	(12,445)
Change in unrealized appreciation/depreciation	27	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	—	—
Balance as of August 31, 2008	$4,012	$—

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. They expose the Fund to risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the

14

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

terms of the contracts. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of substantial losses if the price of the underlying instrument increases during the term of the option. Options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

15

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

For the period ended August 31, 2008, the Fund's investment activity in written options contracts was as follows:

	Puts		Calls
	Principal Amount of Contracts	Premiums	Principal Amount of Contracts		Premiums
Outstanding, beginning of period	$—	$—		—	$—
Options written	—	—	JPY	(1,672,000,000)	(156,460)
Options exercised	—	—		—	—
Options expired	—	—		—	—
Options sold	—	—		—	—
Outstanding, end of period	$—	$—	JPY	(1,672,000,000)	$(156,460)

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

The Fund values exchange traded options at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. The Fund values options traded over-the-counter using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in loans to corporate, governmental, or other borrowers. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation in the loan agreement and only upon receipt by the lender of payments from the borrower and (ii) the Fund generally has no right to enforce compliance by the borrower of the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that has sold the participation in the loan

16

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. The Fund had no loan agreements outstanding at the end of the period.

Indexed securities

The Fund may invest in indexed securities. Indexed securities are securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which investing through conventional securities is difficult. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. The Fund had no indexed securities outstanding at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ

17

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and brokers whereby the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements expose the Fund to risk that the market value of the securities the Fund has sold under the agreement may decline below the price at which the Fund is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is

18

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2008, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of February 29, 2008, the Fund elected to defer to March 1, 2008 post-October capital losses of $2,100,592.

As of February 29, 2008, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2009	$(876,665)
Total	$(876,665)

19

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$163,290,179	$583,284	$(15,235,437)	$(14,652,153)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund also incurs certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the

20

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

average daily cash balances the Fund maintains with State Street. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.25% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any

21

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes) (collectively, "Excluded Fund Fees and Expenses"). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's Excluded Fund Fees and Expenses), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2008, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.016%	0.005%	0.009%	0.030%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $730 and $368, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration is paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2008, aggregated $25,318,226 and $30,300,000, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that

22

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 99.20% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008, 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and 99.20% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	311	$2,741	5,140,961	$46,315,270
Shares issued to shareholders in reinvestment of distributions	—	—	335,743	2,900,816
Shares repurchased	(576,030)	(5,003,132)	(17,538,414)	(157,285,071)
Net increase (decrease)	(575,719)	$(5,000,391)	(12,061,710)	$(108,068,985)

23

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2008 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Country Debt Fund, Class III	$4,677,363	$123,955	$—	$25,154	$98,802	$4,559,546
GMO Short-Duration Collateral Fund	114,475,125	23,784,160	26,500,000	734,160	—	109,366,575
GMO Special Purpose Holding Fund	6,924	—	—	—	12,445	4,012
GMO World Opportunity Overlay Fund	31,276,870	900,000	3,800,000	—	—	29,274,955
Totals	$150,436,282	$24,808,115	$30,300,000	$759,314	$111,247	$143,205,088

9.  Subsequent event

Effective October 8, 2008, the Fund instituted a fee on cash redemptions of 0.93% of the amount redeemed. Effective October 21, 2008, the fee on cash redemptions was changed to 2.00% of the amount redeemed. For a complete discussion of this fee please refer to the GMO Trust prospectus, which can be obtained at www.gmo.com.

24

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. In

25

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests, noting in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for advisory fees, shareholder fees and most other expenses that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered

26

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

27

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.41%	$1,000.00	$972.70	$2.04
2) Hypothetical	0.41%	$1,000.00	$1,023.14	$2.09

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

28

Subsequent Event (continued) -

As described more fully below, and in light of current extraordinary market conditions:

•  The Fixed Income Funds will honor nearly all redemptions in-kind during this period.

•  The Fixed Income Funds will, if deemed prudent by GMO, take temporary defensive measures (until GMO has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with a Fund's normal investment strategies) and may not achieve their respective investment objectives during this period.

* * * * * * *

As described elsewhere in the Prospectus, each of the Fixed Income Funds makes extensive use of derivatives to achieve its exposures to the fixed income markets and to pursue strategies intended to obtain returns in excess of its performance benchmark. Each of those Funds also invests a substantial portion of its assets in the GMO Short-Duration Collateral Fund ("SDCF") and/or the GMO World Opportunity Overlay Fund ("WOOF"). The principal risks of pursuing the Fixed Income Funds' strategies in this manner, including the risks of using derivatives, are discussed in greater detail in the Prospectus under the heading "Description of Principal Risks."

Very recent changes in the credit markets have reduced the liquidity for all types of fixed income securities, including the asset-backed securities held by all of the Fixed Income Funds either directly or indirectly through SDCF and WOOF. Contemporaneously, each Fixed Income Fund has also had a greater need for cash to provide margin for large swings in the mark-to-market obligations arising under the derivatives used by the Funds. In order to deal equitably with the demands for liquidity, on October 23, 2008 and October 27, 2008, SDCF declared and paid to all shareholders (including the Fixed Income Funds) a dividend in an aggregate amount equal to substantially all of the cash on hand in SDCF. Substantially all subsequent cash flows into SDCF from portfolio investments (and proceeds of dispositions by SDCF) are likewise expected to be declared and paid as dividends as practicable. All redemptions from SDCF and WOOF by other Fixed Income Funds (and any other shareholders) will be honored in-kind until further notice, using for this purpose (and to the extent practicable) securities deemed by GMO to be representative of the portfolio of SDCF and/or WOOF.

Each of the Fixed Income Funds uses its cash balance to meet its derivative collateral obligations and for other purposes. There is no assurance that a Fund's cash balance will be sufficient to meet that Fund's collateral obligations and, if it is not, the Fund would be required to liquidate other positions. That may include redeeming shares of SDCF and/or WOOF, in which case, as noted above, the Fixed Income Fund would receive redemption proceeds in-kind from SDCF and/or WOOF and would then be required to dispose of those assets (mostly asset-backed securities) in the current adverse market conditions.

To manage each Fixed Income Fund's cash collateral needs in these extraordinary market conditions, GMO reserves the right to reduce or eliminate the Fund's derivative exposures, including those that are intended to cause a Fixed Income Fund to track its benchmark more closely. To the extent that a Fixed Income Fund reduces those exposures, it will tend to cause the performance of that Fund to track its benchmark less closely and make the Fund's performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.

To address in part the management issues described above, nearly all redemptions from the Fixed Income Funds are expected to be in-kind for the foreseeable future. If redeeming shareholders from a Fixed Income Fund choose to dispose of assets received in-kind immediately, those dispositions will occur in the current extraordinary market conditions. To the extent that the Fixed Income Funds honor redemptions in cash, redeeming shareholders will bear the redemption fees described in more detail below. The Manager may impose a new purchase premium and/or redemption fee for any Fund at any time. The Manager also may modify or eliminate an existing purchase premium or redemption fee for any Fund at any time.

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.6%
Short-Term Investments	2.8
Other	0.6
100.0%
Industry Sector Summary	% of Equity Investments
Health Care	30.8%
Consumer Staples	26.7
Information Technology	20.1
Energy	12.5
Industrials	4.5
Consumer Discretionary	3.1
Telecommunication Services	2.3
100.0%

1

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.6%
	Consumer Discretionary — 3.0%
7,470,000	Home Depot, Inc.	202,586,400
2,275,000	Lowe's Cos., Inc.	56,056,000
429,000	McDonald's Corp.	26,619,450
358,700	Target Corp.	19,018,274
	Total Consumer Discretionary	304,280,124
	Consumer Staples — 25.8%
744,600	Avon Products, Inc.	31,891,218
350,500	Campbell Soup Co.	12,901,905
262,900	Clorox Co.	15,537,390
11,025,700	Coca-Cola Co. (The)	574,108,199
1,291,700	Colgate-Palmolive Co.	98,207,951
194,300	Energizer Holdings, Inc. *	16,503,842
536,600	Estee Lauder Cos. (The), Inc.-Class A	26,706,582
367,800	General Mills, Inc.	24,341,004
179,500	Hershey Co. (The)	6,478,155
248,200	HJ Heinz Co.	12,489,424
426,600	Kellogg Co.	23,224,104
1,200,300	Kimberly-Clark Corp.	74,034,504
1,048,700	Kraft Foods, Inc.	33,044,537
7,348,900	PepsiCo, Inc.	503,252,672
5,374,900	Procter & Gamble Co. (The)	375,006,773
2,732,100	Walgreen Co.	99,530,403
10,594,300	Wal-Mart Stores, Inc.	625,805,301
490,300	WM Wrigley Jr. Co.	38,969,044
	Total Consumer Staples	2,592,033,008
	Energy — 12.1%
5,688,200	Chevron Corp.	491,005,424
1,649,100	ConocoPhillips	136,067,241
7,298,300	Exxon Mobil Corp.	583,936,983
	Total Energy	1,211,009,648

See accompanying notes to the financial statements.

2

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Health Care — 29.7%
2,497,105	Abbott Laboratories	143,408,740
1,621,160	Amgen, Inc. *	101,889,906
823,500	Bristol-Myers Squibb Co.	17,573,490
1,107,400	Coventry Health Care, Inc. *	38,781,148
4,155,873	Eli Lilly & Co.	193,871,476
436,300	Express Scripts, Inc. *	32,028,783
872,800	Forest Laboratories, Inc. *	31,150,232
8,984,100	Johnson & Johnson	632,750,163
2,021,430	Medtronic, Inc.	110,370,078
5,961,000	Merck & Co., Inc.	212,628,870
32,893,500	Pfizer, Inc.	628,594,785
597,100	Stryker Corp.	40,119,149
14,564,394	UnitedHealth Group, Inc.	443,485,797
1,436,600	WellPoint, Inc. *	75,838,114
3,251,920	Wyeth	140,743,098
1,988,700	Zimmer Holdings, Inc. *	143,961,993
	Total Health Care	2,987,195,822
	Industrials — 4.4%
1,693,500	3M Co.	121,254,600
845,700	Danaher Corp.	68,983,749
785,600	General Dynamics Corp.	72,510,880
367,200	L-3 Communications Holdings, Inc.	38,166,768
904,400	United Parcel Service, Inc.-Class B	57,990,128
1,285,200	United Technologies Corp.	84,296,268
	Total Industrials	443,202,393
	Information Technology — 19.4%
8,252,600	Cisco Systems, Inc. *	198,475,030
623,700	Citrix Systems, Inc. *	18,879,399
1,599,100	Dell, Inc. *	34,748,443
5,226,273	eBay, Inc. *	130,290,986
437,100	Fiserv, Inc. *	22,668,006
284,760	Google, Inc.-Class A *	131,926,460

See accompanying notes to the financial statements.

3

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares/ Par Value ($)	Description	Value ($)
	Information Technology — continued
324,500	Hewlett-Packard Co.	15,225,540
1,198,600	International Business Machines Corp.	145,905,578
24,049,500	Microsoft Corp.	656,310,855
12,622,500	Oracle Corp. *	276,811,425
6,101,000	Qualcomm, Inc.	321,217,650
	Total Information Technology	1,952,459,372
	Telecommunication Services — 2.2%
3,126,595	AT&T, Inc.	100,019,774
3,392,700	Verizon Communications, Inc.	119,151,624
	Total Telecommunication Services	219,171,398
	TOTAL COMMON STOCKS (COST $10,096,497,300)	9,709,351,765
	SHORT-TERM INVESTMENTS — 2.8%
	Money Market Funds — 0.2%
25,387,112	State Street Institutional Treasury Money Market Fund-Institutional Class	25,387,112
	Other Short-Term Investments — 2.6%
75,877,248	State Street Eurodollar Time Deposit, 1.00%, due 09/02/08	75,877,248
187,410,000	U.S. Treasury Bill, 1.70%, due 01/22/09 (a)	186,164,473
	Total Other Short-Term Investments	262,041,721
	TOTAL SHORT-TERM INVESTMENTS (COST $287,334,379)	287,428,833
	TOTAL INVESTMENTS — 99.4% (Cost $10,383,831,679)	9,996,780,598
	Other Assets and Liabilities (net) — 0.6%	55,720,589
	TOTAL NET ASSETS — 100.0%	$10,052,501,187

See accompanying notes to the financial statements.

4

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  Rate shown represents yield-to-maturity.

See accompanying notes to the financial statements.

5

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments, at value (cost $10,383,831,679) (Note 2)	$9,996,780,598
Receivable for Fund shares sold	29,194,331
Dividends and interest receivable	34,314,445
Receivable for expenses reimbursed by Manager (Note 3)	120,249
Total assets	10,060,409,623
Liabilities:
Payable for Fund shares repurchased	4,100,011
Payable to affiliate for (Note 3):
Management fee	2,802,882
Shareholder service fee	669,292
Trustees and Chief Compliance Officer of GMO Trust fees	17,194
Accrued expenses	319,057
Total liabilities	7,908,436
Net assets	$10,052,501,187

See accompanying notes to the financial statements.

6

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$10,414,923,909
Accumulated undistributed net investment income	35,867,439
Distributions in excess of net realized gain	(11,239,080)
Net unrealized depreciation	(387,051,081)
$10,052,501,187
Net assets attributable to:
Class III shares	$2,065,943,956
Class IV shares	$340,943,714
Class V shares	$713,781,517
Class VI shares	$6,931,832,000
Shares outstanding:
Class III	102,388,650
Class IV	16,886,850
Class V	35,374,447
Class VI	343,483,702
Net asset value per share:
Class III	$20.18
Class IV	$20.19
Class V	$20.18
Class VI	$20.18

See accompanying notes to the financial statements.

7

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends	$103,582,665
Interest	3,321,103
Total investment income	106,903,768
Expenses:
Management fee (Note 3)	14,992,775
Shareholder service fee – Class III (Note 3)	1,523,037
Shareholder service fee – Class IV (Note 3)	241,269
Shareholder service fee – Class V (Note 3)	290,309
Shareholder service fee – Class VI (Note 3)	1,626,123
Custodian, fund accounting agent and transfer agent fees	463,312
Audit and tax fees	27,508
Legal fees	99,452
Trustees fees and related expenses (Note 3)	48,737
Registration fees	21,160
Miscellaneous	53,544
Total expenses	19,387,226
Fees and expenses reimbursed by Manager (Note 3)	(640,872)
Expense reductions (Note 2)	(11,321)
Net expenses	18,735,033
Net investment income (loss)	88,168,735
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	6,611,618
Closed futures contracts	3,645,207
Net realized gain (loss)	10,256,825
Change in net unrealized appreciation (depreciation) on:
Investments	(94,641,319)
Open futures contracts	1,766,065
Net unrealized gain (loss)	(92,875,254)
Net realized and unrealized gain (loss)	(82,618,429)
Net increase (decrease) in net assets resulting from operations	$5,550,306

See accompanying notes to the financial statements.

8

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$88,168,735	$121,864,661
Net realized gain (loss)	10,256,825	186,050,940
Change in net unrealized appreciation (depreciation)	(92,875,254)	(588,383,993)
Net increase (decrease) in net assets from operations	5,550,306	(280,468,392)
Distributions to shareholders from:
Net investment income
Class III	(16,818,662)	(31,023,169)
Class IV	(3,931,673)	(11,111,773)
Class V	(5,841,017)	(7,018,463)
Class VI	(51,290,655)	(60,979,925)
Total distributions from net investment income	(77,882,007)	(110,133,330)
Net realized gains
Class III	(11,560,804)	(50,769,370)
Class IV	(2,647,196)	(13,927,910)
Class V	(3,886,453)	(12,819,629)
Class VI	(33,978,058)	(101,916,040)
Total distributions from net realized gains	(52,072,511)	(179,432,949)
	(129,954,518)	(289,566,279)
Net share transactions (Note 7):
Class III	95,175,420	572,435,769
Class IV	(82,625,222)	(356,639,901)
Class V	58,378,703	450,705,666
Class VI	1,769,193,595	3,017,011,171
Increase (decrease) in net assets resulting from net share transactions	1,840,122,496	3,683,512,705
Total increase (decrease) in net assets	1,715,718,284	3,113,478,034
Net assets:
Beginning of period	8,336,782,903	5,223,304,869
End of period (including accumulated undistributed net investment income of $35,867,439 and $25,580,711, respectively)	$10,052,501,187	$8,336,782,903

See accompanying notes to the financial statements.

9

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004(a)
Net asset value, beginning of period	$20.56		$21.78		$20.81	$20.03	$19.93	$20.00
Income (loss) from investment operations:
Net investment income (loss)†	0.19		0.39		0.35	0.32	0.39	0.01
Net realized and unrealized gain (loss)	(0.28)		(0.70)		1.12	0.72	(0.05)	(0.08)
Total from investment operations	(0.09)		(0.31)		1.47	1.04	0.34	(0.07)
Less distributions to shareholders:
From net investment income	(0.17)		(0.36)		(0.34)	(0.22)	(0.24)	—
From net realized gains	(0.12)		(0.55)		(0.16)	(0.04)	—	—
Total distributions	(0.29)		(0.91)		(0.50)	(0.26)	(0.24)	—
Net asset value, end of period	$20.18		$20.56		$21.78	$20.81	$20.03	$19.93
Total Return(b)	(0.40	)%**	(1.76)%		7.18%	5.28%	1.72%	(0.35	)%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,065,944		$2,003,758		$1,575,300	$1,108,088	$463,848	$18,966
Net expenses to average daily net assets	0.48	%(c)*	0.48	%(c)	0.48%	0.48%	0.48%	0.47	%*
Net investment income to average daily net assets	1.84	%*	1.74%		1.64%	1.58%	1.98%	1.22	%*
Portfolio turnover rate	14	%**	46%		50%	52%	66%	2	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.02%		0.02%	0.02%	0.04%	1.59	%*

(a)  Period from February 6, 2004 (commencement of operations) through February 29, 2004.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

10

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004(a)
Net asset value, beginning of period	$20.57		$21.80		$20.82	$20.03	$19.93	$20.00
Income (loss) from investment operations:
Net investment income (loss)†	0.19		0.40		0.37	0.32	0.38	0.01
Net realized and unrealized gain (loss)	(0.27)		(0.71)		1.11	0.74	(0.03)	(0.08)
Total from investment operations	(0.08)		(0.31)		1.48	1.06	0.35	(0.07)
Less distributions to shareholders:
From net investment income	(0.18)		(0.37)		(0.34)	(0.23)	(0.25)	—
From net realized gains	(0.12)		(0.55)		(0.16)	(0.04)	—	—
Total distributions	(0.30)		(0.92)		(0.50)	(0.27)	(0.25)	—
Net asset value, end of period	$20.19		$20.57		$21.80	$20.82	$20.03	$19.93
Total Return(b)	(0.37	)%**	(1.77)%		7.19%	5.37%	1.75%	(0.35	)%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$340,944		$432,046		$800,458	$2,005,417	$938,586	$137,835
Net expenses to average daily net assets	0.43	%(c)*	0.44	%(c)	0.44%	0.44%	0.44%	0.44	%*
Net investment income to average daily net assets	1.86	%*	1.78%		1.79%	1.62%	1.92%	0.99	%*
Portfolio turnover rate	14	%**	46%		50%	52%	66%	2	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.02%		0.02%	0.02%	0.04%	1.59	%*

(a)  Period from February 6, 2004 (commencement of operations) through February 29, 2004.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

11

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class V share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007(a)
Net asset value, beginning of period	$20.56		$21.79		$21.91
Income (loss) from investment operations:
Net investment income (loss)†	0.20		0.41		0.07
Net realized and unrealized gain (loss)	(0.28)		(0.72)		0.04
Total from investment operations	(0.08)		(0.31)		0.11
Less distributions to shareholders:
From net investment income	(0.18)		(0.37)		(0.09)
From net realized gains	(0.12)		(0.55)		(0.14)
Total distributions	(0.30)		(0.92)		(0.23)
Net asset value, end of period	$20.18		$20.56		$21.79
Total Return(b)	(0.36	)%**	(1.75)%		0.49	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$713,782		$663,616		$259,430
Net expenses to average daily net assets	0.42	%(c)*	0.42	%(c)	0.42	%*
Net investment income to average daily net assets	1.93	%*	1.83%		1.40	%*
Portfolio turnover rate	14	%**	46%		50	%***
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.02%		0.02	%*

(a)  Period from December 8, 2006 (commencement of operations) through February 28, 2007.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

***  Calculation represents portfolio turnover rate of the Fund for the year ended February 28, 2007.

See accompanying notes to the financial statements.

12

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007(a)
Net asset value, beginning of period	$20.57		$21.79		$21.91
Income (loss) from investment operations:
Net investment income (loss)†	0.20		0.41		0.07
Net realized and unrealized gain (loss)	(0.29)		(0.70)		0.04
Total from investment operations	(0.09)		(0.29)		0.11
Less distributions to shareholders:
From net investment income	(0.18)		(0.38)		(0.09)
From net realized gains	(0.12)		(0.55)		(0.14)
Total distributions	(0.30)		(0.93)		(0.23)
Net asset value, end of period	$20.18		$20.57		$21.79
Total Return(b)	(0.39	)%**	(1.67)%		0.49	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$6,931,832		$5,237,363		$2,588,116
Net expenses to average daily net assets	0.39	%(c)*	0.39	%(c)	0.39	%*
Net investment income to average daily net assets	1.98	%*	1.84%		1.43	%*
Portfolio turnover rate	14	%**	46%		50	%***
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.02%		0.02	%*

(a)  Period from December 8, 2006 (commencement of operations) through February 28, 2007.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

***  Calculation represents portfolio turnover rate of the Fund for the year ended February 28, 2007.

See accompanying notes to the financial statements.

13

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO U.S. Quality Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming the S&P 500 Index. The Fund typically makes equity investments in companies that issue stocks included in the S&P 500 Index, and in companies with similar market capitalizations. The Fund may hold fewer than 100 stocks. The Fund reserves the right to make tactical allocations of up to 20% of its net assets to investments in cash and other high quality investments.

As of August 31, 2008, the Fund had four classes of shares outstanding: Class III, Class IV, Class V and Class VI. Each class of shares bears a different level of shareholder service fees.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material.

14

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$9,971,393,486	$—
Level 2 - Other Significant Observable Inputs	25,387,112	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$9,996,780,598	$—
Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

The Fund held no investments or other financial instruments at either February 29, 2008 or August 31, 2008, whose fair value was determined using Level 3 inputs.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures

15

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. The Fund had no futures contracts outstanding at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the

16

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. The Fund had no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2008, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid

17

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$10,422,239,509	$373,110,763	$(798,569,674)	$(425,458,911)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

18

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares, 0.105% for Class IV shares, 0.085% for Class V shares and 0.055% for Class VI shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.33% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an

19

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $42,297 and $24,104, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2008 aggregated $3,065,740,468 and $1,176,506,023, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 30.71% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. One of the shareholders is another fund of the Trust. Redemptions from (or investments into) the Fund by or on behalf of this shareholder may have a material effect on the Fund.

As of August 31, 2008, 0.31% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and 65.33% of the Fund's shares were held by accounts for which the Manager has investment discretion.

20

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

7. Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	15,007,671	$302,701,237	50,996,071	$1,139,966,142
Shares issued to shareholders in reinvestment of distributions	1,161,272	22,875,584	3,122,803	70,870,252
Shares repurchased	(11,229,700)	(230,401,401)	(28,982,283)	(638,400,625)
Net increase (decrease)	4,939,243	$95,175,420	25,136,591	$572,435,769
	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class IV:	Shares	Amount	Shares	Amount
Shares sold	4,299,288	$88,393,057	28,155,555	$619,378,521
Shares issued to shareholders in reinvestment of distributions	184,919	3,638,175	821,509	18,645,946
Shares repurchased	(8,595,967)	(174,656,454)	(44,697,168)	(994,664,368)
Net increase (decrease)	(4,111,760)	$(82,625,222)	(15,720,104)	$(356,639,901)
	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class V:	Shares	Amount	Shares	Amount
Shares sold	5,684,661	$111,584,274	32,154,927	$708,017,030
Shares issued to shareholders in reinvestment of distributions	463,498	9,142,204	832,035	18,891,284
Shares repurchased	(3,044,533)	(62,347,775)	(12,624,095)	(276,202,648)
Net increase (decrease)	3,103,626	$58,378,703	20,362,867	$450,705,666

21

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class VI:	Shares	Amount	Shares	Amount
Shares sold	92,759,575	$1,848,379,939	143,722,533	$3,181,476,095
Shares issued to shareholders in reinvestment of distributions	4,168,024	82,227,922	6,951,875	157,780,829
Shares repurchased	(8,104,597)	(161,414,266)	(14,796,108)	(322,245,753)
Net increase (decrease)	88,823,002	$1,769,193,595	135,878,300	$3,017,011,171

22

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services

23

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager,

24

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

25

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

26

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2008 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.48%	$1,000.00	$996.00	$2.41
2) Hypothetical	0.48%	$1,000.00	$1,022.79	$2.45
Class IV
1) Actual	0.43%	$1,000.00	$996.30	$2.16
2) Hypothetical	0.43%	$1,000.00	$1,023.04	$2.19
Class V
1) Actual	0.42%	$1,000.00	$996.40	$2.11
2) Hypothetical	0.42%	$1,000.00	$1,023.09	$2.14
Class VI
1) Actual	0.39%	$1,000.00	$996.10	$1.96
2) Hypothetical	0.39%	$1,000.00	$1,023.24	$1.99

*  Expenses are calculated using each Class's annualized expense ratio for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

27

GMO Foreign Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Foreign Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.2%
Short-Term Investments	2.3
Preferred Stocks	0.5
Other	1.0
100.0%
Country Summary	% of Equity Investments
United Kingdom	25.5%
Japan	20.7
Germany	10.7
France	9.7
Switzerland	5.4
Italy	4.9
Finland	4.2
Netherlands	3.5
Hong Kong	3.4
Spain	2.8
Australia	1.7
Norway	1.6
Belgium	1.3
Singapore	1.1
Brazil	0.8
South Korea	0.5
Taiwan	0.5
Greece	0.4
Ireland	0.4
Austria	0.3
India	0.1
Malaysia	0.1
Mexico	0.1
Philippines	0.1
Sweden	0.1
Thailand	0.1
Canada	0.0
New Zealand	0.0
100.0%

1

GMO Foreign Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2008 (Unaudited)

Industry Sector Summary	% of Equity Investments
Financials	21.2%
Industrials	12.6
Consumer Discretionary	10.8
Energy	10.7
Consumer Staples	8.8
Utilities	8.1
Telecommunication Services	7.9
Health Care	7.5
Information Technology	6.5
Materials	5.9
100.0%

2

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.2%
	Australia — 1.6%
336,500	Aristocrat Leisure Ltd	1,690,228
643,600	Australia and New Zealand Banking Group Ltd	9,062,950
298,000	Billabong International Ltd	3,261,198
459,494	Brambles Ltd	3,014,930
1,036,986	Coca Cola Amatil Ltd	7,574,074
98,546	Commonwealth Bank of Australia	3,546,586
427,430	Crown Ltd	3,341,075
168,000	CSL Ltd	5,863,253
2,152,100	Fairfax Media Ltd (a)	5,174,977
1,726,600	Foster's Group Ltd	8,240,762
949,000	Goodman Group	2,557,502
2,506,996	Insurance Australia Group Ltd	8,474,545
1,234,100	Metcash Ltd	4,153,049
131,000	National Australia Bank Ltd	2,718,269
750,002	Publishing & Broadcasting Ltd	2,083,491
213,900	QBE Insurance Group Ltd	4,350,309
622,986	SP AusNet	612,099
855,351	TABCORP Holdings Ltd	6,248,379
4,190,629	Telstra Corp Ltd	15,555,926
237,487	Westfarmers Ltd	6,226,373
153,527	Westpac Banking Corp	3,068,190
149,800	Woolworths Ltd	3,616,550
	Total Australia	110,434,715
	Austria — 0.3%
28,010	Flughafen Wien AG	2,271,902
128,290	OMV AG	8,219,093
368,100	Telekom Austria AG	7,912,173
122,240	Wienerberger AG (a)	3,207,769
	Total Austria	21,610,937

See accompanying notes to the financial statements.

3

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Belgium — 1.2%
260,170	Belgacom SA	10,359,738
415,712	CIE Francois d' Enterprises	43,627,681
427,431	Fortis	5,918,343
734,028	Fortis VVPR Strip *	10,769
67,475	Groupe Bruxelles Lambert SA	7,016,137
59,785	KBC Groep NV	5,680,075
54,437	Solvay SA	6,665,002
125,369	UCB SA	4,902,530
	Total Belgium	84,180,275
	Brazil — 0.6%
605,800	Banco ABC Brasil SA	2,824,589
1,029,300	Banco Panamericano SA	4,464,510
1,140,000	Brasil Brokers Participacoes SA *	6,993,865
82,400	Cia Providencia Industria e Comercio SA	250,233
857,900	Datasul SA	4,447,396
1,012,000	Hypermarcas SA *	9,840,613
29,000	MPX Mineracao e Energia SA *	8,166,258
316,100	Sul America SA	5,003,300
455,100	Trisul SA	1,368,092
	Total Brazil	43,358,856
	Canada — 0.0%
220,100	KAP Resources Ltd * (b) (c)	2,073
	Finland — 4.1%
365,700	Fortum Oyj	15,010,471
470,200	KCI Konecranes Oyj	15,519,345
5,132,700	Nokia Oyj	128,509,508
1,352,398	Nokian Renkaat Oyj	48,162,461
241,700	Outokumpu Oyj	5,787,694
732,400	Poyry Oyj	17,772,873
213,000	Sampo Oyj Class A	5,358,529
1,427,600	UPM-Kymmene Oyj *	24,391,342

See accompanying notes to the financial statements.

4

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Finland — continued
531,800	Uponor Oyj (a)	7,312,211
499,259	YIT Oyj	7,765,966
	Total Finland	275,590,400
	France — 9.4%
95,860	Accor SA	6,339,327
256,771	Arcelor Mittal	20,144,190
781,740	AXA	24,943,336
123,105	BIC SA	7,427,224
491,008	BNP Paribas	44,045,931
127,141	Cap Gemini SA	7,506,455
65,310	Casino Guichard-Perrachon SA	6,399,975
132,096	Cie de Saint-Gobain	8,070,522
174,786	Essilor International SA	9,298,218
1,804,192	France Telecom SA	53,196,452
1,414,523	GDF Suez	81,430,320
131,586	GDF Suez VVPR Strip *	1,930
251,752	Groupe Danone	17,548,773
11,475	Guyenne et Gascogne SA	1,368,832
110,492	Imerys SA	7,076,406
139,000	L'Oreal SA	13,797,081
97,278	Lafarge SA	11,735,439
61,066	Lagardere SCA	3,408,807
170,604	Michelin SA Class B	11,058,550
30,331	Neopost SA	3,162,177
84,438	Pernod-Ricard	7,893,251
97,744	Peugeot SA	4,643,973
54,000	Renault SA	4,509,179
646,633	Sanofi-Aventis	45,875,709
222,873	Schneider Electric SA	22,402,947
201,537	Societe Generale	19,440,762
402,881	Suez Environnement SA *	11,572,692
71,140	Technip SA	5,838,450
124,414	Thales SA	7,011,894

See accompanying notes to the financial statements.

5

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	France — continued
1,415,100	Total SA	101,655,346
61,400	Union du Credit-Bail Immobilier	12,748,498
939,800	Vivendi Universal SA	36,307,295
101,396	Wendel Investissement	11,179,591
	Total France	629,039,532
	Germany — 10.1%
347,364	Adidas AG	20,289,840
287,176	Allianz SE (Registered)	47,873,886
82,200	Axel Springer AG	8,491,463
226,900	BASF AG	13,094,117
643,799	Bayer AG	50,815,011
315,500	Bayerische Motoren Werke AG	13,022,451
435,101	Commerzbank AG	12,783,022
59,520	Continental AG (a)	6,451,725
402,081	Daimler AG (Registered)	23,478,594
209,600	Deutsche Bank AG (Registered)	17,797,581
87,600	Deutsche Boerse AG	8,210,848
941,200	Deutsche Post AG (Registered)	22,015,413
3,421,938	Deutsche Telekom (Registered)	56,359,765
1,074,130	E.ON AG	62,618,764
114,300	Fraport AG	7,356,255
495,700	Fresenius Medical Care AG & Co	26,544,791
300,518	Heidelberger Druckmaschinen (a)	6,125,869
1,162,900	Infineon Technologies AG *	9,929,962
152,100	Merck KGaA	17,394,992
270,900	Metro AG	15,060,536
259,574	Muenchener Rueckversicherungs AG (Registered)	40,251,295
30,380	Puma AG Rudolf Dassler Sport	9,555,362
331,500	RWE AG	35,701,708
1,229,300	SAP AG	68,868,138
697,137	Siemens AG (Registered)	75,764,299
	Total Germany	675,855,687

See accompanying notes to the financial statements.

6

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Greece — 0.4%
504,532	EFG Eurobank Ergasias	10,149,483
227,542	OPAP SA	7,968,576
240,000	Piraeus Bank SA	6,468,705
	Total Greece	24,586,764
	Hong Kong — 3.3%
3,238,500	Cheung Kong Holdings Ltd	46,031,879
3,801,000	CLP Holdings Ltd	30,835,458
8,596,000	Foxconn International Holdings Ltd *	6,379,319
1,988,000	Great Eagle Holdings Ltd	5,507,361
2,064,700	Hang Seng Bank Ltd	40,722,653
6,964,867	Link REIT	16,373,408
2,272,000	MTR Corp Ltd	7,314,672
16,768,606	New World Development Co Ltd	25,450,699
11,069,000	Shun Tak Holdings Ltd	6,442,332
5,367,092	Sino Land	9,394,783
1,844,000	Sun Hung Kai Properties Ltd	25,143,786
	Total Hong Kong	219,596,350
	India — 0.1%
900,000	Satyam Computer Services Ltd	8,512,390
	Ireland — 0.4%
996,840	Allied Irish Banks Plc	12,562,722
812,149	Bank of Ireland	6,510,274
230,518	CRH Plc	6,013,272
8,800	DCC Plc	212,867
19,600	FBD Holdings Plc	408,646
173,000	Grafton Group Plc *	969,464
35,800	Irish Life & Permanent Plc	333,336
	Total Ireland	27,010,581

See accompanying notes to the financial statements.

7

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Italy — 4.7%
823,700	Alleanza Assicurazioni SPA	7,817,803
784,544	Assicurazioni Generali SPA	26,139,918
1,235,623	Banca Intesa SPA - Di RISP	5,979,803
2,364,948	Banca Monte dei Paschi di Siena SPA (a)	6,212,134
403,600	Banca Popolare di Milano Scarl	4,019,599
342,454	Buzzi Unicem SPA	6,780,000
4,681,135	Enel SPA	42,981,366
2,413,621	ENI SPA	78,291,483
1,082,010	Fiat SPA	16,727,629
590,720	Finmeccanica SPA	15,799,532
265,146	Grouppo Editoriale L'Espresso (a)	662,048
3,160,728	Intesa San Paolo	16,966,122
655,270	Italcementi SPA-Di RISP	7,508,342
347,400	Mediobanca SPA	4,948,681
2,551,000	Pirelli & Co SPA	1,722,647
1,329,200	Snam Rete Gas SPA	8,303,502
15,357,198	Telecom Italia SPA	24,699,395
15,758,576	Telecom Italia SPA-Di RISP	19,974,487
3,632,082	UniCredito Italiano SPA	19,543,141
	Total Italy	315,077,632
	Japan — 20.0%
716,900	Asahi Breweries	13,278,989
1,129,000	Asahi Glass Co Ltd	11,985,498
821,700	Astellas Pharma Inc	37,010,851
1,191,600	Bridgestone Corp	20,046,516
1,352,600	Canon Inc	60,655,665
1,868,000	Chiba Bank Ltd	10,236,427
849,700	Daiichi Sankyo Co Ltd	25,563,177
2,332,000	Daiwa Securities Group Inc	18,004,056
1,196,300	Denso Corp	31,012,280
135,500	Disco Corp (a)	5,039,190
5,807	East Japan Railway Co	46,189,268
4,927	Fuji Television Network Inc	7,071,893

See accompanying notes to the financial statements.

8

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
158,400	Hokkaido Electric Power	3,539,503
1,843,400	Honda Motor Co Ltd	59,869,328
3,822,000	Itochu Corp	30,747,111
6,400	Japan Tobacco Inc	30,373,830
618,400	JFE Holdings Inc	26,133,582
775,800	JSR Corp	13,365,261
4,937	Jupiter Telecommunications Co Ltd	3,747,444
1,721,000	Kansai Electric Power Co Inc	42,231,197
825,000	Kao Corp	23,358,230
4,667	KDDI Corp	27,176,897
523,000	Komatsu Ltd	10,946,128
469,300	Kyushu Electric Power Co Inc	10,333,838
329,200	Lawson Inc	15,088,642
1,687,000	Marubeni Corp	10,438,102
3,398,000	Matsushita Electric Industrial Co Ltd	69,841,975
1,282,000	Minebea Co Ltd	5,621,738
214,400	Miraca Holdings Inc	4,781,865
1,447,900	Mitsubishi Corp	39,772,477
7,664,000	Mitsubishi Electric Corp	64,997,601
1,389,000	Mitsui OSK Lines Ltd	16,462,533
3,947,000	Mitsui Trust Holding Inc	21,760,543
116,800	Nihon Kohden Corp	2,546,678
77,800	Nintendo Co Ltd	36,523,979
1,575	Nippon Commercial Investment Corp (REIT)	3,216,721
1,692,000	Nippon Express Co Ltd	7,911,347
2,474,000	Nippon Oil Corp	15,430,110
2,251	Nippon Paper Group Inc	6,428,562
3,294,000	Nippon Steel Corp	15,625,504
754,600	Nomura Holdings Inc	10,007,178
951	Nomura Real Estate Office Fund (REIT)	6,826,712
397,900	Nomura Research Institute	9,028,974
30,487	NTT Docomo Inc	48,048,060
45,320	ORIX Corp	5,520,981
729	ORIX JREIT Inc (REIT)	3,948,696

See accompanying notes to the financial statements.

9

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
1,328,000	Sekisui Chemical Co Ltd	8,224,977
735,800	Seven & I Holdings Co Ltd	21,432,057
4,833	Seven Bank Ltd	12,278,778
405,000	Shionogi and Co Ltd	9,130,281
901,000	Shiseido Co Ltd	21,095,802
3,279	Sony Financial Holdings Inc	12,171,984
3,006,000	Sumitomo Chemical Co Ltd	18,445,159
2,536,400	Sumitomo Electric Industries Ltd	29,106,619
5,356	Sumitomo Mitsui Financial Group Inc	32,426,414
310,500	Takeda Pharmaceutical Co Ltd	16,220,609
484,700	Tohoku Electric Power Co Inc	11,548,851
2,182,000	Tokyo Gas Co Ltd	9,103,895
1,142,000	Tokyo Tatemono Co Ltd	5,483,195
3,475,000	Toshiba Corp	19,382,983
2,146,300	Toyota Motor Corp	95,764,453
159,000	Uni-Charm Corp	11,828,771
4,335	West Japan Railway Co	20,948,031
	Total Japan	1,342,337,996
	Malaysia — 0.1%
3,046,600	IJM Corp Berhad *	4,509,794
	Mexico — 0.1%
453,600	Megacable Holdings SAB de CV *	895,488
1,526,200	Urbi Desarrollos Urbanos SAB de CV * (a)	4,277,560
	Total Mexico	5,173,048
	Netherlands — 3.4%
1,687,585	Aegon NV	19,879,703
126,274	Hal Trust (Participating Units)	14,099,287
199,800	Heineken NV	9,367,215
1,658,922	ING Groep NV	51,682,510
1,902,700	Koninklijke KPN NV	32,283,428
1,159,932	Philips Electronics NV	37,686,387

See accompanying notes to the financial statements.

10

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Netherlands — continued
655,418	Reed Elsevier NV	10,958,665
228,887	TNT NV	8,537,830
348,449	TomTom NV * (a)	8,606,533
1,264,945	Unilever NV	34,903,454
	Total Netherlands	228,005,012
	New Zealand — 0.0%
355,877	Air New Zealand	285,464
1,088,383	Telecom Corp of New Zealand (a)	2,491,131
	Total New Zealand	2,776,595
	Norway — 1.6%
378,000	DnB NOR ASA	4,382,367
6,800,800	DNO International ASA * (a)	10,922,666
5,289,020	Prosafe ASA * (a)	47,622,979
5,890,920	Prosafe Production Public Ltd * (a)	27,158,361
231,400	Yara International ASA	14,327,696
	Total Norway	104,414,069
	Philippines — 0.1%
36,000,000	Alliance Global Group Inc *	3,623,365
4,795,800	First Gen Corp	2,590,776
50,780,000	Vista Land & Lifescapes Inc	2,419,612
	Total Philippines	8,633,753
	Singapore — 1.0%
2,612,380	DBS Group Holdings Ltd	33,032,260
1,472,800	Keppel Corp Ltd	10,227,960
8,599,000	People's Food Holdings Ltd	5,540,910
1,161,300	Singapore Airlines Ltd	12,419,243
4,594,000	Singapore Technologies Engineering Ltd	9,074,856
	Total Singapore	70,295,229

See accompanying notes to the financial statements.

11

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	South Korea — 0.5%
73,800	Kookmin Bank	4,037,467
136,500	KT Corp ADR	2,779,140
81,500	Samsung Card Co Ltd	2,970,300
52,700	Samsung Electronics Co Ltd	24,720,082
	Total South Korea	34,506,989
	Spain — 2.7%
80,740	ACS Actividades de Construccion y Servicios SA	3,575,141
1,316,492	Banco Bilbao Vizcaya Argentaria SA	22,214,305
2,089,532	Banco Santander Central Hispano SA	35,520,878
134,600	Gas Natural SDG SA	6,235,765
18,470	Grupo Ferrovial SA	922,866
2,005,272	Iberdrola SA	24,162,167
50,900	Inditex SA	2,367,196
635,000	Mapfre SA	3,036,754
89,750	Red Electrica de Espana	5,295,255
577,629	Repsol YPF SA	17,866,382
2,723	Tecnicas Reunidas SA	179,679
2,066,361	Telefonica SA	51,056,673
378,204	Union Fenosa SA	9,583,712
	Total Spain	182,016,773
	Sweden — 0.1%
210,040	Autoliv Inc SDR	8,002,714
	Switzerland — 5.2%
60,670	Baloise Holding Ltd	5,190,507
162,000	Bank Sarasin & Cie AG Class B (Registered)	6,981,381
2,822	Banque Cantonale Vaudoise	854,158
2,666	Belimo Holding AG (Registered)	2,505,575
20,560	Bobst Group AG (Registered)	1,448,056
192,250	Credit Suisse Group	8,917,072
93,350	Energiedienst Holding AG (Registered) *	5,757,486
6,697	Forbo Holdings AG (Registered) * (a)	2,822,225

See accompanying notes to the financial statements.

12

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
46,520	Geberit AG (Registered)	6,771,071
224,405	Holcim Ltd	16,134,926
880	Jelmoli Holding AG (Bearer)	2,152,501
4,836	Jelmoli Holding AG (Registered)	2,375,551
2,313,300	Nestle SA (Registered)	101,923,013
1,327,184	Novartis AG (Registered)	73,935,533
585	SGS SA (Registered)	749,573
72,748	Swatch Group AG	17,097,990
73,600	Swiss Life Holding *	13,389,652
504	Swiss National Insurance Co (Registered)	324,641
245,601	Swiss Reinsurance Co (Registered)	15,106,530
64,300	Swisscom AG (Registered)	20,603,918
18,941	Valora Holding AG	4,489,894
162,404	Zurich Financial Services AG	42,398,218
	Total Switzerland	351,929,471
	Taiwan — 0.5%
5,630,022	Asustek Computer Inc	12,943,303
4,550,320	Chinatrust Financial Holding Co Ltd	2,927,755
5,510,856	E.Sun Financial Holdings Co Ltd	2,122,670
812,000	Hon Hai Precision Industry Co Ltd	4,073,427
1,497,104	Novatek Microelectronics Corp Ltd	3,215,081
678,000	Taiwan Semiconductor Manufacturing Co Ltd	1,248,762
473,028	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	4,593,102
	Total Taiwan	31,124,100
	Thailand — 0.1%
42,385,700	Charoen Pokphand Foods Pcl (Foreign Registered)	4,809,490
	United Kingdom — 24.6%
582,514	Anglo American Plc	30,963,977
450,945	Associated British Foods Plc	6,615,661
992,200	AstraZeneca Plc	48,371,676
3,648,075	Aviva Plc	34,053,440

See accompanying notes to the financial statements.

13

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
6,075,910	BAE Systems Plc	53,028,255
4,496,536	Barclays Plc	28,773,031
800,036	BBA Aviation Plc	1,933,912
2,738,946	BG Group Plc	60,753,520
1,364,718	BHP Billiton Plc	42,505,431
14,983,440	BP Plc	144,013,685
182,300	British American Tobacco Plc	6,158,851
540,000	British Energy Group Plc	7,211,268
798,876	British Sky Broadcasting Plc	6,768,708
5,392,101	BT Group Plc	16,923,557
442,365	Bunzl Plc	5,750,108
510,720	Cadbury Plc	5,861,082
195,400	Capita Group Plc	2,514,060
530,249	Cattle's Plc	1,150,308
2,861,457	Centrica Plc	17,033,914
3,104,700	Cobham Plc	12,978,142
2,052,700	Compass Group Plc	13,660,433
1,525,810	Diageo Plc	28,180,084
247,734	Experian Group	1,866,027
831,981	Filtrona Plc	2,732,264
694,000	Fresnillo Plc	5,120,322
366,300	GKN Plc	1,633,819
4,255,199	GlaxoSmithKline Plc	100,128,263
1,216,971	Group 4 Securicor Plc	5,164,554
1,161,908	Hays Plc	2,015,685
1,612,624	HBOS Plc	9,230,549
7,253,430	HSBC Holdings Plc	114,130,247
1,015,670	ICAP Plc	8,745,525
1,479,077	Imperial Tobacco Group Plc	48,766,351
52,632	InterContinental Hotels Group Plc	710,351
1,685,800	International Power Plc	12,101,319
541,000	ITV Plc	440,025
1,195,411	J Sainsbury Plc	7,560,885
320,270	Johnson Matthey Plc	9,476,835

See accompanying notes to the financial statements.

14

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
403,803	Kesa Electricals Plc	1,185,886
920,418	Kingfisher Plc	2,223,231
723,158	Ladbrokes Plc	2,972,297
845,000	Lamprell Plc	7,396,098
308,600	Land Securities Group Plc	7,624,271
9,281,744	Legal & General Group Plc	16,934,454
3,822,865	Lloyds TSB Group Plc	21,097,859
68,138	Lonmin Plc	4,303,542
1,148,500	Marks & Spencer Group Plc	5,473,359
1,240,500	Misys Plc	3,778,767
66,744	Mondi Ltd	433,575
68,761	Mondi Plc	408,223
2,343,467	National Grid Plc	30,504,417
418,532	Next Plc	8,075,672
1,165,400	Northern Foods Plc	1,380,402
2,729,034	Old Mutual Plc	4,826,376
1,103,300	Pearson Plc	13,627,153
171,000	Persimmon Plc (a)	1,157,494
2,333,417	Prudential Plc	23,172,475
836,403	Reed Elsevier Plc	9,559,323
505,836	Rexam Plc	3,733,249
397,928	Rio Tinto Plc	37,774,804
696,700	Rolls-Royce Group Plc *	5,028,357
1,526,308	Royal & Sun Alliance Insurance Group	4,178,632
12,454,743	Royal Bank of Scotland Group	52,970,939
2,367,000	Royal Dutch Shell Plc A Shares (London)	82,720,296
2,055,597	Royal Dutch Shell Plc B Shares (London)	70,684,631
575,400	SABMiller Breweries Plc	12,359,649
720,000	Sage Group Plc	2,745,256
297,700	Schroders Plc	5,489,628
974,960	Scottish & Southern Energy Plc	25,679,736
563,626	Segro Plc	4,482,879
612,668	Serco Group Plc	4,793,090
535,575	Severn Trent (Ordinary Shares)	13,278,971

See accompanying notes to the financial statements.

15

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
650,100	Shire Ltd	11,453,124
607,432	Smith (David S.) Holdings Plc	1,417,954
105,800	Smiths Group Plc	2,199,849
190,270	Standard Chartered Plc	5,145,590
2,833,177	Tesco Plc	19,637,847
99,387	Thomson Reuters Plc	2,776,303
279,364	Travis Perkins Plc	3,402,122
827,339	Unilever Plc	22,191,006
260,677	United Utilities Group Plc	3,391,800
47,411,285	Vodafone Group Inc	121,157,330
68,539	WH Smith Plc	478,981
170,071	Whitbread Plc	3,489,424
291,300	William Hill Plc	1,498,524
1,239,836	William Morrison Supermarkets Plc	6,364,937
259,728	Wolseley Plc	2,095,658
2,266,250	Wood Group (John) Plc	19,650,915
789,400	WPP Group Plc	7,683,603
413,664	Xstrata Plc	23,063,068
	Total United Kingdom	1,654,179,150
	TOTAL COMMON STOCKS (COST $6,049,979,814)	6,467,570,375
	PREFERRED STOCKS — 0.5%
	Brazil — 0.1%
1,073,500	Randon Participacoes SA 0.64%	8,759,233
	France — 0.0%
24,058	Casino Guichard-Perrachon SA 4.68%	1,737,601

See accompanying notes to the financial statements.

16

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par Value($)	Description	Value ($)
	Germany — 0.3%
244,070	Henkel KGaA 1.95%	9,583,589
53,776	Volkswagen AG 1.73%	8,289,357
	Total Germany	17,872,946
	Italy — 0.1%
198,933	Fiat SPA 5.11%	2,115,319
92,171	IFI Istituto Finanziario Industries *	1,986,050
	Total Italy	4,101,369
	TOTAL PREFERRED STOCKS (COST $20,381,019)	32,471,149
	SHORT-TERM INVESTMENTS — 2.3%
58,363,972	Bank of New York Mellon Institutional Cash Reserves Fund (d)	58,363,972
97,900,000	ING Bank Time Deposit, 2.08%, due 09/02/08	97,900,000
	TOTAL SHORT-TERM INVESTMENTS (COST $156,263,972)	156,263,972
	TOTAL INVESTMENTS — 99.0% (Cost $6,226,624,805)	6,656,305,496
	Other Assets and Liabilities (net) — 1.0%	65,317,622
	TOTAL NET ASSETS — 100.0%	$6,721,623,118

See accompanying notes to the financial statements.

17

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Notes to Schedule of Investments:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

*  Non income-producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(c)  Bankrupt issuer.

(d)  All or a portion of this security represents investment of security lending collateral (Note 2).

As of August 31, 2008, 95.01% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

18

GMO Foreign Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments at value, including securities on loan of $55,257,005 (cost $6,226,624,805) (Note 2)	$6,656,305,496
Cash	20,401
Foreign currency, at value (cost $126,539,587) (Note 2)	123,639,016
Receivable for investments sold	16,595,260
Receivable for Fund shares sold	110,561
Dividends and interest receivable	26,878,462
Foreign taxes receivable	2,328,360
Receivable for expenses reimbursed by Manager (Note 3)	312,117
Total assets	6,826,189,673
Liabilities:
Collateral on securities loaned, at value (Note 2)	58,363,972
Payable for investments purchased	15,403,057
Payable for Fund shares repurchased	25,247,188
Payable to affiliate for (Note 3):
Management fee	3,524,361
Shareholder service fee	775,678
Administration fee – Class M	1,092
Trustees and Chief Compliance Officer of GMO Trust fees	17,594
Payable for 12b-1 fee – Class M	2,760
Accrued expenses	1,230,853
Total liabilities	104,566,555
Net assets	$6,721,623,118

See accompanying notes to the financial statements.

19

GMO Foreign Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$5,872,735,853
Accumulated undistributed net investment income	153,568,067
Accumulated net realized gain	269,254,538
Net unrealized appreciation	426,064,660
$6,721,623,118
Net assets attributable to:
Class II shares	$695,024,807
Class III shares	$3,288,038,173
Class IV shares	$2,732,122,402
Class M shares	$6,437,736
Shares outstanding:
Class II	49,160,102
Class III	231,447,649
Class IV	192,252,002
Class M	453,871
Net asset value per share:
Class II	$14.14
Class III	$14.21
Class IV	$14.21
Class M	$14.18

See accompanying notes to the financial statements.

20

GMO Foreign Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $19,231,608)	$198,461,960
Securities lending income	6,977,507
Interest	4,130,477
Total investment income	209,569,944
Expenses:
Management fee (Note 3)	24,183,098
Shareholder service fee – Class II (Note 3)	868,127
Shareholder service fee – Class III (Note 3)	2,906,240
Shareholder service fee – Class IV (Note 3)	1,525,437
12b-1 fee – Class M (Note 3)	8,723
Administration fee – Class M (Note 3)	6,979
Custodian and fund accounting agent fees	1,830,800
Transfer agent fees	36,340
Audit and tax fees	55,660
Legal fees	95,864
Trustees fees and related expenses (Note 3)	44,277
Registration fees	16,744
Miscellaneous	68,632
Total expenses	31,646,921
Fees and expenses reimbursed by Manager (Note 3)	(2,059,098)
Expense reductions (Note 2)	(42,721)
Net expenses	29,545,102
Net investment income (loss)	180,024,842
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	265,094,404
Foreign currency, forward contracts and foreign currency related transactions	6,055,063
Net realized gain (loss)	271,149,467
Change in net unrealized appreciation (depreciation) on:
Investments	(1,256,138,558)
Foreign currency, forward contracts and foreign currency related transactions	(11,392,482)
Net unrealized gain (loss)	(1,267,531,040)
Net realized and unrealized gain (loss)	(996,381,573)
Net increase (decrease) in net assets resulting from operations	$(816,356,731)

See accompanying notes to the financial statements.

21

GMO Foreign Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$180,024,842	$198,735,620
Net realized gain (loss)	271,149,467	936,210,706
Change in net unrealized appreciation (depreciation)	(1,267,531,040)	(1,176,011,293)
Net increase (decrease) in net assets from operations	(816,356,731)	(41,064,967)
Distributions to shareholders from:
Net investment income
Class II	(326,897)	(21,412,395)
Class III	(2,078,566)	(104,621,491)
Class IV	(2,122,645)	(96,288,052)
Class M	—	(177,321)
Total distributions from net investment income	(4,528,108)	(222,499,259)
Net realized gains
Class II	(30,952,457)	(81,212,536)
Class III	(153,074,862)	(384,092,710)
Class IV	(132,725,396)	(323,497,643)
Class M	(278,249)	(736,740)
Total distributions from net realized gains	(317,030,964)	(789,539,629)
	(321,559,072)	(1,012,038,888)
Net share transactions (Note 7):
Class II	(42,029,841)	(67,333,012)
Class III	(246,615,232)	(1,411,331)
Class IV	(357,698,096)	620,525,429
Class M	86,985	72,341
Increase (decrease) in net assets resulting from net share transactions	(646,256,184)	551,853,427
Total increase (decrease) in net assets	(1,784,171,987)	(501,250,428)
Net assets:
Beginning of period	8,505,795,105	9,007,045,533
End of period (including accumulated undistributed net investment income of $153,568,067 and distributions in excess of net investment income of $21,928,667, respectively)	$6,721,623,118	$8,505,795,105

See accompanying notes to the financial statements.

22

GMO Foreign Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004
Net asset value, beginning of period	$16.52		$18.56		$16.70	$15.13	$13.29	$8.88
Income (loss) from investment operations:
Net investment income (loss)†	0.35		0.40		0.38	0.28	0.26	0.17
Net realized and unrealized gain (loss)	(2.06)		(0.36)		3.06	2.46	2.28	4.46
Total from investment operations	(1.71)		0.04		3.44	2.74	2.54	4.63
Less distributions to shareholders:
From net investment income	(0.01)		(0.44)		(0.43)	(0.33)	(0.34)	(0.22)
From net realized gains	(0.66)		(1.64)		(1.15)	(0.84)	(0.36)	—
Total distributions	(0.67)		(2.08)		(1.58)	(1.17)	(0.70)	(0.22)
Net asset value, end of period	$14.14		$16.52		$18.56	$16.70	$15.13	$13.29
Total Return(a)	(10.49	)%**	(0.78)%		21.21%	19.01%	19.40%	52.49%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$695,025		$848,359		$1,018,021	$1,213,447	$808,149	$781,448
Net expenses to average daily net assets	0.82	%(b)*	0.82	%(b)	0.82%	0.82%	0.82%	0.82%
Net investment income to average daily net assets	2.21	%(c)**	2.10%		2.17%	1.82%	1.92%	1.47%
Portfolio turnover rate	19	%**	29%		23%	25%	23%	25%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05%	0.05%	0.06%	0.08%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions (Note 2).

(c)  The ratio for the six months ended August 31, 2008, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

23

GMO Foreign Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004
Net assets value, beginning of period	$16.59		$18.64		$16.76	$15.18	$13.34	$8.90
Income (loss) from investment operations:
Net investment income (loss)†	0.36		0.41		0.38	0.30	0.26	0.19
Net realized and unrealized gain (loss)	(2.07)		(0.36)		3.09	2.45	2.30	4.47
Total from investment operations	(1.71)		0.05		3.47	2.75	2.56	4.66
Less distributions to shareholders:
From net investment income	(0.01)		(0.46)		(0.44)	(0.33)	(0.36)	(0.22)
From net realized gains	(0.66)		(1.64)		(1.15)	(0.84)	(0.36)	—
Total distributions	(0.67)		(2.10)		(1.59)	(1.17)	(0.72)	(0.22)
Net asset value, end of period	$14.21		$16.59		$18.64	$16.76	$15.18	$13.34
Total Return(a)	(10.43	)%**	(0.75)%		21.36%	19.07%	19.41%	52.76%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$3,288,038		$4,078,545		$4,556,742	$3,800,326	$3,663,370	$2,260,046
Net expenses to average daily net assets	0.75	%(b)*	0.75	%(b)	0.75%	0.75%	0.75%	0.75%
Net investment income to average daily net assets	2.24	%(c)**	2.16%		2.11%	1.97%	1.87%	1.67%
Portfolio turnover rate	19	%**	29%		23%	25%	23%	25%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05%	0.05%	0.06%	0.08%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions (Note 2).

(c)  The ratio for the six months ended August 31, 2008, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

24

GMO Foreign Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004
Net asset value, beginning of period	$16.59		$18.64		$16.77	$15.18	$13.34	$8.90
Income (loss) from investment operations:
Net investment income (loss)†	0.37		0.40		0.36	0.31	0.28	0.19
Net realized and unrealized gain (loss)	(2.08)		(0.34)		3.11	2.47	2.28	4.48
Total from investment operations	(1.71)		0.06		3.47	2.78	2.56	4.67
Less distributions to shareholders:
From net investment income	(0.01)		(0.47)		(0.45)	(0.35)	(0.36)	(0.23)
From net realized gains	(0.66)		(1.64)		(1.15)	(0.84)	(0.36)	—
Total distributions	(0.67)		(2.11)		(1.60)	(1.19)	(0.72)	(0.23)
Net asset value, end of period	$14.21		$16.59		$18.64	$16.77	$15.18	$13.34
Total Return(a)	(10.42	)%**	(0.68)%		21.36%	19.22%	19.47%	52.84%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,732,122		$3,571,516		$3,424,024	$2,007,037	$1,169,805	$923,221
Net expenses to average daily net assets	0.69	%(b)*	0.69	%(b)	0.69%	0.69%	0.69%	0.70%
Net investment income to average daily net assets	2.28	%(c)**	2.08%		2.04%	1.98%	2.00%	1.65%
Portfolio turnover rate	19	%**	29%		23%	25%	23%	25%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05%	0.05%	0.06%	0.09%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions (Note 2).

(c)  The ratio for the six months ended August 31, 2008, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

25

GMO Foreign Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004
Net asset value, beginning of period	$16.58		$18.63		$16.75	$15.19	$13.25	$8.86
Income (loss) from investment operations:
Net investment income (loss)†	0.33		0.35		0.30	0.24	0.30	0.14
Net realized and unrealized gain (loss)	(2.07)		(0.36)		3.12	2.46	2.21	4.45
Total from investment operations	(1.74)		(0.01)		3.42	2.70	2.51	4.59
Less distributions to shareholders:
From net investment income	—		(0.40)		(0.39)	(0.30)	(0.21)	(0.20)
From net realized gains	(0.66)		(1.64)		(1.15)	(0.84)	(0.36)	—
Total distributions	(0.66)		(2.04)		(1.54)	(1.14)	(0.57)	(0.20)
Net asset value, end of period	$14.18		$16.58		$18.63	$16.75	$15.19	$13.25
Total Return(a)	(10.61	)%**	(1.05)%		21.04%	18.66%	19.18%	52.10%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$6,438		$7,375		$8,258	$5,673	$3,508	$12,878
Net expenses to average daily net assets	1.05	%(b)*	1.05	%(b)	1.05%	1.05%	1.05%	1.05%
Net investment income to average daily net assets	2.07	%(c)**	1.81%		1.69%	1.56%	2.24%	1.23%
Portfolio turnover rate	19	%**	29%		23%	25%	23%	25%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05%	0.05%	0.06%	0.08%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions (Note 2).

(c)  The ratio for the six months ended August 31, 2008, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

26

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Foreign Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the MSCI EAFE Index (Europe, Australasia, and Far East). The Fund typically makes equity investments in non-U.S. companies, including companies that issue stocks included in the MSCI international developed country universe (the universe of securities from which the MSCI EAFE Index is constructed) and companies in emerging countries. The Fund generally seeks to be fully invested and normally does not take temporary defensive positions, but may hold up to 10% of its total assets in cash and cash equivalents in order to manage cash inflows and outflows as a result of shareholder purchases and redemptions. The Fund may make investments in emerging countries, but these investments generally will represent 10% or less of the Fund's total assets.

Throughout the period ended August 31, 2008, the Fund had four classes of shares outstanding: Class II, Class III, Class IV, and Class M. Class M shares bear an administration fee and a 12b-1 fee while classes II, III, and IV bear a shareholder service fee (See Note 3). The principal economic difference among the classes of shares is the type and level of fees borne by the classes.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations

27

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities using fair value prices supplied by a third party vendor based on models to the extent that these fair value prices are available.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$206,414,754	$123,639,016
Level 2 - Other Significant Observable Inputs	6,449,888,669	—
Level 3 - Significant Unobservable Inputs	2,073	—
Total	$6,656,305,496	$123,639,016

*  Other financial instruments include foreign currency.

28

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of February 29, 2008	$678,951	$—
Realized gain (loss)	(261,458)	—
Change in unrealized appreciation/depreciation	175,922	—
Net purchases (sales)	(591,342)	—
Net transfers in and/or out of Level 3	—	—
Balance as of August 31, 2008	$2,073	$—

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at

29

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. They expose the Fund to risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of substantial losses if the price of the underlying instrument increases during the term of the option. Options expose the Fund to the risk the Fund may not be able to enter into a

30

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

closing transaction because of an illiquid market. The Fund had no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund values exchange traded options at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. The Fund values options traded over-the-counter using prices supplied by a primary pricing source chosen by the Manager.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2008, the Fund had loaned securities valued by the Fund at $55,257,005, collateralized by cash in the amount of $58,363,972, which was invested in the Bank of New York Mellon Institutional Cash Reserves Fund.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

31

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and, if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by some countries in which it invests.

The Fund is subject to a Contribuição Provisória sobre Movimentações Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to/from the Brazilian market. For the period ended August 31, 2008, the Fund incurred no CPMF tax.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,264,657,984	$980,629,179	$(588,981,667)	$391,647,512

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

For the period ended August 31, 2008, the Fund had net realized gains attributed to redemption in-kind transactions of $26,305,243.

32

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

33

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.22% for Class II shares, 0.15% for Class III shares, and 0.09% for Class IV shares.

Class M shares of the Fund pay GMO an administration fee for support services provided to Class M shareholders. That fee is paid monthly at the annual rate of 0.20% of the average daily Class M net assets. Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or for the provision of services to Class M shareholders. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average daily Class M net assets.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.60% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, administration and distribution (12b-1) fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $40,229 and $23,276, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration is paid by the Fund to any other officer of the Trust.

34

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2008 aggregated $1,466,238,389 and $2,100,564,667, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, the Fund had no shareholders individually holding more than 10% of the Fund's outstanding shares.

As of August 31, 2008, 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and 0.62% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class II:	Shares	Amount	Shares	Amount
Shares sold	3,507,325	$56,481,955	16,492,099	$297,811,599
Shares issued to shareholders in reinvestment of distributions	1,994,551	29,180,278	4,944,763	92,077,263
Shares repurchased	(7,709,759)	(127,692,074)	(24,912,687)	(457,221,874)
Net increase (decrease)	(2,207,883)	$(42,029,841)	(3,475,825)	$(67,333,012)

35

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	7,748,212	$125,482,036	40,267,613	$743,943,093
Shares issued to shareholders in reinvestment of distributions	10,222,023	150,263,734	24,148,643	451,660,303
Shares repurchased	(32,398,674)	(522,361,002)	(63,056,039)	(1,197,014,727)
Net increase (decrease)	(14,428,439)	$(246,615,232)	1,360,217	$(1,411,331)
	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class IV:	Shares	Amount	Shares	Amount
Shares sold	1,184,041	$18,853,092	35,986,533	$684,663,196
Shares issued to shareholders in reinvestment of distributions	9,043,697	132,942,351	20,380,015	379,339,109
Shares repurchased	(33,254,699)	(509,493,539)	(24,769,071)	(443,476,876)
Net increase (decrease)	(23,026,961)	$(357,698,096)	31,597,477	$620,525,429
	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class M:	Shares	Amount	Shares	Amount
Shares sold	34,451	$536,297	90,342	$1,706,341
Shares issued to shareholders in reinvestment of distributions	18,954	278,249	48,969	914,061
Shares repurchased	(44,373)	(727,561)	(137,839)	(2,548,061)
Net increase (decrease)	9,032	$86,985	1,472	$72,341

36

GMO Foreign Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, `and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services

37

GMO Foreign Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager,

38

GMO Foreign Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

39

GMO Foreign Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution (12b-1) and/or administration fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $35,000,000 account value divided by $1,000 = 35,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

40

GMO Foreign Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2008 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class II
1) Actual	0.82%	$1,000.00	$895.10	$3.92
2) Hypothetical	0.82%	$1,000.00	$1,021.07	$4.18
Class III
1) Actual	0.75%	$1,000.00	$895.70	$3.58
2) Hypothetical	0.75%	$1,000.00	$1,021.42	$3.82
Class IV
1) Actual	0.69%	$1,000.00	$895.80	$3.30
2) Hypothetical	0.69%	$1,000.00	$1,021.73	$3.52
Class M
1) Actual	1.05%	$1,000.00	$893.90	$5.01
2) Hypothetical	1.05%	$1,000.00	$1,019.91	$5.35

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

41

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.8%
Short-Term Investments	7.1
Preferred Stocks	1.0
Other	(3.9)
100.0%
Country Summary	% of Equity Investments
Japan	20.1%
United Kingdom	19.4
Germany	9.3
France	6.4
Italy	5.9
Switzerland	5.8
Canada	4.9
Finland	3.3
South Korea	3.3
Norway	2.3
Brazil	2.1
Hong Kong	2.1
Netherlands	2.1
Spain	1.7
Australia	1.6
Taiwan	1.6
Sweden	1.3
Mexico	1.2
Singapore	1.1
Belgium	0.8
Greece	0.7
Austria	0.6
China	0.6
Ireland	0.6
Philippines	0.5
India	0.2
Malaysia	0.2
Thailand	0.2
New Zealand	0.1
100.0%

1

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2008 (Unaudited)

Industry Sector Summary	% of Equity Investments
Industrials	19.8%
Consumer Discretionary	18.0
Financials	15.5
Information Technology	10.0
Materials	9.6
Consumer Staples	9.1
Energy	7.2
Health Care	6.0
Utilities	3.4
Telecommunication Services	1.4
100.0%

2

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.8%
	Australia — 1.5%
658,714	Australian Vintage Ltd *	543,239
283,000	Billabong International Ltd	3,097,043
421,897	Consolidated Rutile Ltd	130,132
361,987	Goodman Group	975,535
702,000	Insurance Australia Group Ltd	2,373,012
525,000	Metcash Ltd	1,766,754
438,800	PMP Ltd	467,455
188,000	Seven Network Ltd	1,270,498
81,300	SP AusNet	79,879
245,000	West Australian Newspapers Holdings Ltd (a)	1,903,321
	Total Australia	12,606,868
	Austria — 0.6%
11,900	Agrana Beteiligungs AG	933,447
61,600	EVN AG	1,620,854
20,677	Flughafen Wien AG	1,677,120
35,000	Wienerberger AG	918,455
	Total Austria	5,149,876
	Belgium — 0.8%
102,000	AGFA-Gevaert NV * (a)	812,286
24,928	Bekaert NV	4,347,018
64,200	Fortis VVPR Strip *	942
26,964	Omega Pharma SA	1,364,727
	Total Belgium	6,524,973
	Brazil — 2.1%
630,000	Cia Hering	3,401,227
216,400	Helbor Empreendimentos SA	781,961
253,500	Hypermarcas SA *	2,465,015
700,000	Industrias Romi SA	5,819,018

See accompanying notes to the financial statements.

3

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Brazil — continued
586,000	JHSF Participacoes SA	2,408,712
7,500	MPX Mineracao e Energia SA *	2,111,963
	Total Brazil	16,987,896
	Canada — 4.7%
330,300	Air Canada Class A * (a)	1,514,938
272,800	Flint Energy Services Ltd *	4,506,416
412,100	Gammon Gold Inc *	3,834,571
138,900	ING Canada Inc	5,232,624
90,600	KAP Resources Ltd * (b) (c)	853
291,800	Kingsway Financial Services Inc	2,583,274
333,500	Linamar Corp	3,709,394
218,900	Penn West Energy Trust	6,425,987
316,900	Precision Drilling Trust	6,727,186
749,300	Western Canadian Coal Corp * (a)	4,474,065
	Total Canada	39,009,308
	China — 0.6%
5,000,000	Franshion Properties China Ltd	1,812,073
6,900,000	Uni-President China Holding Ltd *	2,741,929
	Total China	4,554,002
	Finland — 3.2%
62,500	Atria Group Plc	1,282,037
243,000	Hk-Ruokatalo Oyj Class A	2,291,538
187,133	KCI Konecranes Oyj	6,176,482
957,072	M-real Oyj B shares	1,735,012
150,783	Marimekko Oyj	2,879,286
173,729	Nokian Renkaat Oyj	6,186,948
171,083	Poyry Oyj	4,151,606
56,000	Uponor Oyj (a)	769,996
77,305	YIT Oyj	1,202,478
	Total Finland	26,675,383

See accompanying notes to the financial statements.

4

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	France — 6.1%
11,272	BIC SA	680,067
140,088	Boursorama * (a)	1,413,519
87,000	Cap Gemini SA	5,136,515
3,700	Casino Guichard-Perrachon SA	362,577
23,271	Christian Dalloz	2,801,908
6,450	Damartex SA	141,708
115,000	Essilor International SA	6,117,739
47,808	Eurazeo	4,696,250
6,300	Gaumont SA	539,030
9,000	Guyenne et Gascogne SA	1,073,594
54,812	Klepierre	2,184,953
44,700	Lisi (a)	3,604,218
43,579	Neopost SA	4,543,355
1,351	SAGA	154,575
18,182	Seb SA	986,649
6,813	Sequana Capital	111,171
50,000	Sodexo	3,373,855
21,000	Thales SA	1,183,547
15,244	Union du Credit-Bail Immobilier	3,165,116
45,472	Virbac SA	3,992,349
84,141	Zodiac SA (a)	4,219,147
	Total France	50,481,842
	Germany — 8.3%
46,080	Aareal Bank AG	1,099,331
37,464	Adidas AG	2,188,305
125,000	Altana AG	1,992,236
11,527	Axel Springer AG	1,190,768
55,800	Beiersdorf AG (Bearer)	3,248,276
140,655	Cat Oil AG * (a)	1,342,995
29,100	Celesio AG	1,118,709
48,400	Commerzbank AG	1,421,965
16,900	Continental AG (a)	1,831,891
61,100	Douglas Holdings AG (a)	2,708,643
162,216	Eurocastle Investment (a)	1,349,912

See accompanying notes to the financial statements.

5

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
37,287	Fielmann AG	2,839,559
200,000	Francotyp-Postalia Holdings AG (a)	601,696
48,000	Fraport AG	3,089,241
68,000	Fresenius Medical Care AG & Co	3,641,408
127,500	Gagfah SA	1,745,185
80,000	Gerresheimer AG	4,033,308
114,367	Grenkeleasing AG	3,817,781
87,220	Heidelberger Druckmaschinen (a)	1,777,924
615,000	Infineon Technologies AG *	5,251,463
15,000	MAN AG	1,464,736
28,500	Metro AG	1,584,442
65,146	Nemetschek AG	1,572,214
303,600	Patrizia Immobilien AG * (a)	1,223,147
297,184	Praktiker Bau-Und Heim	4,458,457
5,588	Puma AG Rudolf Dassler Sport	1,757,583
375,000	Symrise AG	6,493,127
100,000	Wacker Construction Equipment AG (a)	1,010,240
40,000	Wincor Nixdorf AG	2,928,995
	Total Germany	68,783,537
	Greece — 0.7%
87,745	Bank of Cyprus Public Co Ltd	1,075,946
29,718	Folli-Follie Abee	679,384
75,000	Metka SA	1,392,524
75,000	Mytilineos Holdings SA	869,161
50,000	Piraeus Bank SA	1,347,647
	Total Greece	5,364,662
	Hong Kong — 2.0%
3,988,198	Hong Kong & Shanghai Hotels	5,681,979
2,686,307	Industrial & Commercial Bank of China	5,884,880
1,200,000	Ming An Holdings Co Ltd (The)	156,984
9,972,000	TPV Technology Ltd	4,855,674
	Total Hong Kong	16,579,517

See accompanying notes to the financial statements.

6

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	India — 0.2%
200,000	Welspun Gujarat Stahl Ltd	1,440,144
	Ireland — 0.6%
46,346	Anglo Irish Bank Corp	401,458
507,600	Blackrock International *	96,510
28,051	CRH Plc	731,736
41,500	DCC Plc	1,003,862
30,000	FBD Holdings Plc	625,478
46,000	Grafton Group Plc *	257,777
379,440	IFG Group Plc	861,093
9,500	Irish Life & Permanent Plc	88,455
25,000	Kerry Group Plc	677,979
	Total Ireland	4,744,348
	Italy — 5.7%
355,000	Arnoldo Mondadori Editore SPA (a)	1,942,803
107,000	Banco Popolare Scarl	2,038,202
157,000	Brembo SPA	1,790,952
179,200	Buzzi Unicem SPA	3,547,852
436,100	Campari	3,640,223
232,700	Finmeccanica SPA	6,223,847
307,716	Grouppo Editoriale L'Espresso (a)	768,342
1,228,700	IFIL SPA	8,004,287
300,300	Indesit Company SPA (a)	3,424,082
621,425	Intesa San Paolo	3,335,678
100,000	Italcementi SPA (a)	1,400,505
600,000	Snam Rete Gas SPA	3,748,195
2,359,364	Telecom Italia SPA-Di RISP	2,990,568
187,500	Unione di Banche Italiane ScpA	4,191,298
	Total Italy	47,046,834
	Japan — 19.5%
370,000	Asics Corp	3,259,802
600,000	Capcom (a)	18,341,547
2,000,000	Daicel Chemical Industries Ltd	10,142,061

See accompanying notes to the financial statements.

7

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
3,000,000	Dainippon Ink and Chemicals Inc	6,648,634
120,000	Diamond Lease Co Ltd	4,201,471
16,300	Disco Corp	606,190
599	Fuji Television Network Inc	859,765
300,000	Hisamitsu Pharmaceutical Co Inc	13,324,938
625,000	Hitachi Chemical Co Ltd	11,369,802
200,000	Hitachi Koki Co Ltd	2,350,828
300,000	Hitachi Transport System Ltd	4,061,051
550,000	Izumi Co Ltd (a)	8,014,182
600	Japan Retail Fund Investment Corp	2,483,507
160,000	Keihin Corp (a)	2,651,487
750,000	Keiyo Bank Ltd (The)	3,504,313
300,000	KOSE Corp	8,156,639
120,000	Micronics Japan Co Ltd (a)	2,483,885
207,200	Musashi Seimitsu Industry Co Ltd	4,567,635
600,000	Nabtesco Corp	6,224,768
700,000	NHK Spring Co Ltd	4,706,619
458	Nippon Commercial Investment Corp (REIT)	935,402
306,500	Nippon System Development Co Ltd	3,389,042
480,000	Rohto Pharmaceutical Co Ltd	5,729,898
450,000	Sanwa Shutter Corp	1,675,408
593	Seven Bank Ltd	1,506,583
725,000	Shimadzu Corp	6,794,799
1,250,000	Snow Brand Milk Products Co Ltd (a)	3,798,954
300,000	Sumitomo Rubber Industries	2,393,319
270,000	Taiyo Ink Manufacturing Co Ltd	5,222,787
437,000	Toyo Suisan Kaisha Ltd	10,897,974
1,254	USJ Co Ltd	749,195
	Total Japan	161,052,485
	Malaysia — 0.2%
2,241,200	Eastern & Oriental Berhad	671,798
700,000	IJM Corp Berhad *	1,036,190
	Total Malaysia	1,707,988

See accompanying notes to the financial statements.

8

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Mexico — 1.1%
1,000,000	Controladora Comercial Mexicana SA de CV	2,496,414
3,000,000	Genomma Lab Internacional SA Class B *	4,764,290
335,800	Megacable Holdings SAB de CV *	662,930
1,600,000	Sare Holding SA de CV *	1,244,803
	Total Mexico	9,168,437
	Netherlands — 2.0%
28,345	CSM	759,099
131,100	Imtech NV	3,363,452
96,449	Koninklijke Ten Cate NV	3,800,216
170,000	Koninklijke Wessanen NV	1,623,210
25,000	Nutreco Holding NV *	1,543,337
40,621	Randstad Holdings NV	1,245,572
61,736	Reed Elsevier NV	1,032,233
121,400	TomTom NV * (a)	2,998,525
	Total Netherlands	16,365,644
	New Zealand — 0.1%
485,400	Air New Zealand	389,360
	Norway — 2.2%
1,442,334	Ability Drilling ASA *	2,400,960
3,000,000	DNO International ASA * (a)	4,818,256
832,085	Prosafe ASA *	7,492,195
832,085	Prosafe Production Public Ltd *	3,836,084
	Total Norway	18,547,495
	Philippines — 0.5%
17,000,000	Aboitiz Power Corp	2,059,290
5,100,000	Alliance Global Group Inc *	513,310
1,147,500	First Gen Corp	619,900
23,400,000	Pepsi-Cola Products Philippines Inc *	1,109,226
	Total Philippines	4,301,726

See accompanying notes to the financial statements.

9

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Singapore — 1.1%
17,296,000	Anwell Technologies Ltd *	546,813
375,000	ARA Asset Management Ltd 144A	172,542
575,000	Banyan Tree Holdings Inc	402,161
3,569,000	Chemoil Energy Ltd	1,175,272
3,307,000	Financial One Corp	985,764
3,250,000	First Ship Lease Trust	2,587,294
2,962,000	LMA International NV *	353,463
1,097,000	People's Food Holdings Ltd	706,870
2,000,000	Petra Foods Ltd	1,235,101
350,000	SembCorp Marine Ltd	927,652
	Total Singapore	9,092,932
	South Korea — 3.0%
38,980	Asia Cement Co Ltd	2,072,239
20,000	Cheil Industries Inc	947,619
298,849	Handsome Corp	3,034,055
4,420	Hie Brewery Co Ltd *	848,361
5,580	Hite Brewery Co Ltd	175,753
10,000	KCC Engineering & Construction Co	259,722
144,000	Kooksoondang Co Ltd	561,920
81,100	Korea Electric Terminal Co	1,236,703
320,963	Kortek Corp	2,051,888
76,110	Kumho Tire Co Inc	572,700
22,000	Nong Shim Co Ltd	4,427,833
37,210	Pulmuone Co Ltd *	908,978
23,790	Pulmuone Holdings Co Ltd	813,695
134,800	Pusan Bank	1,499,098
78,000	Samsung Card Co Ltd	2,842,741
60,000	Samsung Techwin Co Ltd	1,711,772
25,000	Samwhan Corp	385,935
	Total South Korea	24,351,012

See accompanying notes to the financial statements.

10

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Spain — 1.7%
32,000	ACS Actividades de Construccion y Servicios SA	1,416,950
20,000	Fomento de Construcciones y Contratas SA	1,001,840
15,597	Gas Natural SDG SA	722,580
5,000	Grupo Ferrovial SA	249,828
209,000	Mapfre SA	999,498
30,000	Red Electrica de Espana	1,770,002
65,000	Tecnicas Reunidas SA	4,289,061
131,592	Union Fenosa SA	3,334,549
	Total Spain	13,784,308
	Sweden — 1.2%
57,950	Autoliv Inc SDR	2,207,947
277,200	SAAB AB Class B	6,680,036
1,000,000	Trigon Agri A/S *	1,392,817
	Total Sweden	10,280,800
	Switzerland — 5.6%
213,100	Bank Sarasin & Cie AG Class B (Registered)	9,183,533
14,450	Bobst Group AG (Registered)	1,017,724
86,286	Charles Voegele Holding AG *	4,480,313
2,389	Forbo Holdings AG (Registered) * (a)	1,006,764
18,940	Geberit AG (Registered)	2,756,752
17,510	Helvetia Patria Holding (Registered)	5,426,885
1,000	Jelmoli Holding AG (Bearer)	2,446,024
3,250	Jelmoli Holding AG (Registered)	1,596,472
200,309	Kardex AG *	10,883,101
552	SGS SA (Registered)	707,289
8,800	Swatch Group AG	2,068,267
7,600	Swisscom AG (Registered)	2,435,300
9,350	Valora Holding AG	2,216,383
	Total Switzerland	46,224,807

See accompanying notes to the financial statements.

11

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Taiwan — 1.5%
160,000	104 Corp	508,084
1,594,840	Advanced Semiconductor Engineering Inc	1,149,920
263,900	Catcher Technology Co Ltd	885,625
2,040,150	China Motor Corp	1,190,698
1,000,000	Continental Engineering Corp	451,877
444,475	E.Sun Financial Holdings Co Ltd	171,203
4,769,280	Gold Circuit Electronics Ltd	2,436,464
420,090	Kinsus Interconnect Technology Corp	807,362
272,567	Novatek Microelectronics Corp Ltd	585,347
1,582,795	Phoenix Precision Technology Corp	883,611
3,143,322	Tsann Kuen Enterprises Co Ltd	2,551,345
1,339,019	Yulon Motor Co Ltd	1,074,285
	Total Taiwan	12,695,821
	Thailand — 0.2%
836,000	Esso Thailand Pcl (Foreign Registered)	191,665
11,100,000	Home Product Center Pcl (Foreign Registered)	1,526,768
	Total Thailand	1,718,433
	United Kingdom — 18.8%
45,000	Alliance & Leicester Plc	266,863
145,000	AMEC Plc	2,224,196
150,000	Aquarius Platinum Ltd	1,339,603
488,989	Balfour Beatty Plc	3,662,126
180,327	BBA Aviation Plc	435,901
687,250	Bodycote International Plc	2,904,885
483,333	Brit Insurance Holdings Plc	1,701,912
438,800	British Airways Plc	1,995,587
135,000	British Energy Group Plc	1,802,817
223,403	Cattle's Plc	484,645
269,000	Centrica Plc	1,601,325
144,888	Chemring Group	6,143,019
550,000	Cobham Plc	2,299,088
742,000	Compass Group Plc	4,937,907

See accompanying notes to the financial statements.

12

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
66,951	Computacenter Plc	152,857
200,000	Davis Service Group (Ordinary)	1,239,429
1,403,503	Dawnay Day Treveria Plc	622,850
132,333	De La Rue Plc	2,117,409
3,300,000	Dimension Data Holdings Plc	3,171,923
11,400	Experian Group	85,869
95,200	Filtrona Plc	312,641
307,600	Fyffes Plc	173,427
1,003,000	Galliford Try Plc	1,180,911
115,027	Go-Ahead Group Plc	4,071,172
621,109	Group 4 Securicor Plc	2,635,848
1,216,252	Hays Plc	2,109,962
10,000	Homeserve Plc *	262,297
386,049	ICAP Plc	3,324,112
593,466	Inmarsat Plc	5,524,209
126,277	Intermediate Capital Group Plc	3,172,696
115,000	International Personal Finance	648,672
117,207	Interserve Plc	895,645
64,000	ITV Plc	52,055
150,000	JJB Sports Plc	347,526
115,000	Johnson Matthey Plc	3,402,866
104,929	Kazakhmys Plc	2,462,293
310,000	Kesa Electricals Plc	910,406
191,649	Kier Group Plc	4,024,377
97,000	Lamprell Plc	849,020
30,000	Lonmin Plc	1,894,776
146,000	Misys Plc	444,740
464,498	Mitie Group Plc	1,890,365
207,142	N Brown Group	792,181
101,000	Next Plc	1,948,818
497,357	Pennon Group Plc	5,546,351
196,076	Petrofac Ltd	2,325,642
305,555	Playtech Ltd	3,032,037
57,500	Provident Financial Plc	949,268
600,000	Qinetiq Plc	2,452,645

See accompanying notes to the financial statements.

13

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
200,000	Record Plc	339,159
375,736	Rexam Plc	2,773,065
750,000	RM Plc	2,327,552
1,091,496	Royal & Sun Alliance Insurance Group	2,988,231
1,000,000	Sage Group Plc	3,812,855
275,000	Savills Plc	1,434,724
50,000	Schroders Plc	922,007
245,858	Segro Plc	1,955,466
419,930	Serco Group Plc	3,285,242
90,000	Severn Trent (Ordinary Shares)	2,231,447
144,000	Shire Ltd	2,536,917
755,160	Smith (David S.) Holdings Plc	1,762,802
35,600	Smith News Plc	52,109
50,000	Smiths Group Plc	1,039,626
100,000	Smurfit Kappa Plc	642,040
23,796	Soco International Plc *	652,136
147,500	Spice Plc	1,471,474
58,600	Tate & Lyle Plc	472,279
41,300	Tomkins Plc	111,563
307,600	Total Produce	239,815
110,181	Travis Perkins Plc	1,341,795
1,049,754	TT Group Plc	1,949,710
155,700	Ultra Electronics Holdings	3,912,683
221,206	United Business Media Ltd	2,390,804
66,179	Venture Production (Ordinary Shares)	993,485
151,495	VT Group Plc	1,700,603
177,097	WH Smith Plc	1,237,632
170,366	William Hill Plc	876,408
1,036,882	William Morrison Supermarkets Plc	5,323,033
33,800	Wolseley Plc	272,721
850,000	Wood Group (John) Plc	7,370,448
	Total United Kingdom	155,247,000
	TOTAL COMMON STOCKS (COST $751,724,626)	790,877,438

See accompanying notes to the financial statements.

14

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	PREFERRED STOCKS — 1.0%
	France — 0.1%
6,800	Casino Guichard-Perrachon SA 4.68% (a)	491,134
	Germany — 0.7%
36,500	Henkel KGaA 1.95%	1,433,200
40,000	Hugo Boss AG 6.06%	1,400,628
200,000	ProSiebenSat.1 Media AG 18.09%	2,038,847
5,200	Volkswagen AG 1.73%	801,559
	Total Germany	5,674,234
	Italy — 0.0%
10,000	IFI Istituto Finanziario Industries *	215,474
	South Korea — 0.2%
320,000	Daishin Securities Co 18.22%	2,208,828
	TOTAL PREFERRED STOCKS (COST $13,293,369)	8,589,670
	SHORT-TERM INVESTMENTS — 7.1%
47,554,381	Bank of New York Mellon Institutional Cash Reserves Fund (d)	47,554,381
10,800,000	HSBC Time Deposit, 2.15%, due 09/02/08	10,800,000
	TOTAL SHORT-TERM INVESTMENTS (COST $58,354,381)	58,354,381
	TOTAL INVESTMENTS — 103.9% (Cost $823,372,376)	857,821,489
	Other Assets and Liabilities (net) — (3.9)%	(32,406,095)
	TOTAL NET ASSETS — 100.0%	$825,415,394

See accompanying notes to the financial statements.

15

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

*  Non income-producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  Bankrupt issuer.

(c)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(d)  All or a portion of this security represents investment of security lending collateral.

As of August 31, 2008, 87.90% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

16

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments at value, including securities on loan of $44,680,334 (cost $823,372,376) (Note 2)	$857,821,489
Foreign currency, at value (cost $12,925,205) (Note 2)	12,670,323
Receivable for investments sold	3,763,038
Dividends and interest receivable	1,295,570
Foreign taxes receivable	276,506
Receivable for expenses reimbursed by Manager (Note 3)	82,752
Total assets	875,909,678
Liabilities:
Due to custodian	171,670
Collateral on securities loaned, at value (Note 2)	47,554,381
Payable for investments purchased	1,765,694
Payable to affiliate for (Note 3):
Management fee	516,423
Shareholder service fee	85,778
Trustees and Chief Compliance Officer of GMO Trust fees	2,013
Accrued expenses	398,325
Total liabilities	50,494,284
Net assets	$825,415,394
Net assets consist of:
Paid-in capital	$746,914,488
Accumulated undistributed net investment income	9,277,310
Accumulated net realized gain	35,055,134
Net unrealized appreciation	34,168,462
$825,415,394
Net assets attributable to:
Class III shares	$248,413,888
Class IV shares	$577,001,506
Shares outstanding:
Class III	19,903,368
Class IV	46,184,584
Net asset value per share:
Class III	$12.48
Class IV	$12.49

See accompanying notes to the financial statements.

17

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $2,057,480)	$18,386,452
Securities lending income	1,204,750
Interest	900,892
Total investment income	20,492,094
Expenses:
Management fee (Note 3)	3,422,397
Shareholder service fee – Class III (Note 3)	243,581
Shareholder service fee – Class IV (Note 3)	326,527
Custodian and fund accounting agent fees	425,500
Transfer agent fees	21,068
Audit and tax fees	40,204
Legal fees	11,316
Trustees fees and related expenses (Note 3)	5,212
Registration fees	460
Miscellaneous	8,369
Total expenses	4,504,634
Fees and expenses reimbursed by Manager (Note 3)	(486,786)
Expense reductions (Note 2)	(15,826)
Net expenses	4,002,022
Net investment income (loss)	16,490,072
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	35,476,068
Foreign currency, forward contracts and foreign currency related transactions (net of CPMF tax of $139) (Note 2)	(111,157)
Net realized gain (loss)	35,364,911
Change in net unrealized appreciation (depreciation) on:
Investments	(148,831,890)
Foreign currency, forward contracts and foreign currency related transactions	(1,344,299)
Net unrealized gain (loss)	(150,176,189)
Net realized and unrealized gain (loss)	(114,811,278)
Net increase (decrease) in net assets resulting from operations	$(98,321,206)

See accompanying notes to the financial statements.

18

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$16,490,072	$19,366,409
Net realized gain (loss)	35,364,911	177,097,003
Change in net unrealized appreciation (depreciation)	(150,176,189)	(210,550,516)
Net increase (decrease) in net assets from operations	(98,321,206)	(14,087,104)
Distributions to shareholders from:
Net investment income
Class III	—	(8,928,275)
Class IV	—	(16,347,910)
Total distributions from net investment income	—	(25,276,185)
Net realized gains
Class III	(14,677,906)	(71,469,472)
Class IV	(29,250,469)	(126,085,967)
Total distributions from net realized gains	(43,928,375)	(197,555,439)
	(43,928,375)	(222,831,624)
Net share transactions (Note 7):
Class III	(42,381,110)	46,586,423
Class IV	4,250,469	79,691,450
Increase (decrease) in net assets resulting from net share transactions	(38,130,641)	126,277,873
Total increase (decrease) in net assets	(180,380,222)	(110,640,855)
Net assets:
Beginning of period	1,005,795,616	1,116,436,471
End of period (including accumulated undistributed net investment income of $9,277,310 and distributions in excess of net investment income of $7,212,762, respectively)	$825,415,394	$1,005,795,616

See accompanying notes to the financial statements.

19

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004
Net assets value, beginning of period	$14.63		$18.38		$17.98	$17.19	$14.79	$9.13
Income (loss) from investment operations:
Net investment income (loss)†	0.24		0.31		0.28	0.26	0.26	0.20
Net realized and unrealized gain (loss)	(1.72)		(0.36)		4.51	3.19	3.76	5.77
Total from investment operations	(1.48)		(0.05)		4.79	3.45	4.02	5.97
Less distributions to shareholders:
From net investment income	—		(0.41)		(0.44)	(0.32)	(0.38)	(0.31)
From net realized gains	(0.67)		(3.29)		(3.95)	(2.34)	(1.24)	—
Total distributions	(0.67)		(3.70)		(4.39)	(2.66)	(1.62)	(0.31)
Net asset value, end of period	$12.48		$14.63		$18.38	$17.98	$17.19	$14.79
Total Return(a)	(10.32	)%**	(1.96)%		29.94%	22.32%	28.40%	65.76%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$248,414		$338,804		$375,565	$364,551	$426,758	$480,966
Net expenses to average daily net assets	0.85	%(b)*	0.86	%(b)	0.86%	0.85%	0.85%	0.85%
Net investment income to average daily net assets	3.34	%*	1.69%		1.53%	1.52%	1.71%	1.71%
Portfolio turnover rate	20	%**	42%		37%	40%	25%	31%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.10	%*	0.09%		0.09%	0.09%	0.09%	0.11%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions (Note 2).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

20

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004
Net asset value, beginning of period	$14.64		$18.39		$17.99	$17.20	$14.80	$9.13
Income (loss) from investment operations:
Net investment income (loss)†	0.25		0.31		0.28	0.26	0.26	0.21
Net realized and unrealized gain (loss)	(1.73)		(0.35)		4.52	3.20	3.76	5.77
Total from investment operations	(1.48)		(0.04)		4.80	3.46	4.02	5.98
Less distributions to shareholders:
From net investment income	—		(0.42)		(0.45)	(0.33)	(0.38)	(0.31)
From net realized gains	(0.67)		(3.29)		(3.95)	(2.34)	(1.24)	—
Total distributions	(0.67)		(3.71)		(4.40)	(2.67)	(1.62)	(0.31)
Net asset value, end of period	$12.49		$14.64		$18.39	$17.99	$17.20	$14.80
Total Return(a)	(10.31	)%**	(1.91)%		30.00%	22.37%	28.44%	65.92%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$577,002		$666,991		$740,872	$638,634	$567,048	$333,731
Net expenses to average daily net assets	0.80	%(b)*	0.81	%(b)	0.81%	0.80%	0.81%	0.80%
Net investment income to average daily net assets	3.39	%*	1.70%		1.54%	1.55%	1.69%	1.78%
Portfolio turnover rate	20	%**	42%		37%	40%	25%	31%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.10	%*	0.09%		0.09%	0.09%	0.09%	0.11%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions (Note 2).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

21

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Foreign Small Companies Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the S&P/Citigroup Extended Market Index World ex-U.S. Index. The Fund typically makes equity investments in companies located or doing business outside of the U.S. that are in the smallest 30% of companies in a particular country as measured by total float-adjusted market capitalization. The Fund generally seeks to be fully invested and normally does not take temporary defensive positions, but may hold up to 10% of its total assets in cash and cash equivalents in order to manage cash inflows and outflows as a result of shareholder purchases and redemptions. The Fund may make investments in emerging countries, but these investments (excluding investments in companies from emerging countries included in the Fund's benchmark) generally will represent 10% or less of the Fund's total assets.

As of August 31, 2008, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different level of shareholder servicing fees.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair

22

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities using fair value prices supplied by a third party vendor based on models to the extent that these fair value prices are available.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$82,983,283	$12,670,323
Level 2 - Other Significant Observable Inputs	774,837,353	—
Level 3 - Significant Unobservable Inputs	853	—
Total	$857,821,489	$12,670,323

*  Other financial instruments include foreign currency.

23

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of February 29, 2008	$921	$—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(68)	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	—	—
Balance as of August 31, 2008	$853	$—

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement

24

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. They expose the Fund to risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of substantial losses if the price of the underlying instrument increases during the term of the option. Options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no open written option contracts during the period.

25

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund values exchange traded options at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. The Fund values options traded over-the-counter using prices supplied by a primary pricing source chosen by the Manager.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2008, the Fund had loaned securities valued by the Fund at $44,680,334, collateralized by cash in the amount of $47,554,381, which was invested in the Bank of New York Mellon Institutional Cash Reserves Fund.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

26

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and, if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by some countries in which it invests.

The Fund is subject to a Contribuição Provisória sobre Movimentações Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to/from the Brazilian market. For the period ended August 31, 2008, the Fund incurred $139 in CPMF tax, which is included in net realized gain (loss) on foreign currency, forward contracts and foreign currency related transactions in the Statement of Operations.

As of February 29, 2008, the Fund elected to defer to March 1, 2008 post-October currency losses of $1,310,798.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$829,414,285	$163,094,757	$(134,687,553)	$28,407,204

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

27

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

28

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.70% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.70% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $4,752 and $2,760, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2008 aggregated $183,946,828 and $215,611,312, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

29

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2008, 59.83% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008, 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	—	$—	8,563,923	$166,900,000
Shares issued to shareholders in reinvestment of distributions	1,121,620	14,558,631	4,631,692	78,154,241
Shares repurchased	(4,376,129)	(56,939,741)	(10,469,794)	(198,467,818)
Net increase (decrease)	(3,254,509)	$(42,381,110)	2,725,821	$46,586,423
	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class IV:	Shares	Amount	Shares	Amount
Shares sold	—	$—	6,619,129	$126,292,990
Shares issued to shareholders in reinvestment of distributions	2,251,768	29,250,469	8,449,525	140,398,460
Shares repurchased	(1,625,211)	(25,000,000)	(9,792,130)	(187,000,000)
Net increase (decrease)	626,557	$4,250,469	5,276,524	$79,691,450

30

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided

31

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

32

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.85%	$1,000.00	$896.80	$4.06
2) Hypothetical	0.85%	$1,000.00	$1,020.92	$4.33
Class IV
1) Actual	0.80%	$1,000.00	$896.90	$3.82
2) Hypothetical	0.80%	$1,000.00	$1,021.17	$4.08

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

33

GMO Special Situations Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a private placement memorandum, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

GMO Special Situations Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary	% of Total Net Assets
Short-Term Investments	99.0%
Forward Currency Contracts	1.0
Other	0.0
100.0%

1

GMO Special Situations Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 99.0%
	Money Market Funds — 1.8%
12,470,394	State Street Institutional Treasury Money Market Fund-Institutional Class	12,470,394
	Other Short-Term Investments — 97.2%
31,263,164	State Street Eurodollar Time Deposit, 1.00%, due 09/02/08	31,263,164
600,000,000	U.S. Treasury Bill, 1.60%, due 11/06/08 (a)	598,239,600
38,000,000	U.S. Treasury Bill, 1.37%, due 10/16/08 (a)	37,934,450
	Total Other Short-Term Investments	667,437,214
	TOTAL SHORT-TERM INVESTMENTS (COST $679,809,009)	679,907,608
	TOTAL INVESTMENTS — 99.0% (Cost $679,809,009)	679,907,608
	Other Assets and Liabilities (net) — 1.0%	6,922,600
	TOTAL NET ASSETS — 100.0%	$686,830,208

See accompanying notes to the financial statements.

2

GMO Special Situations Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

A summary of outstanding financial instruments at August 31, 2008 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
11/21/08	CHF	44,123,773	$40,102,172	$(153,524)
11/21/08	CHF	35,157,156	31,952,805	(64,130)
11/21/08	CHF	35,157,156	31,952,805	(71,917)
11/21/08	CHF	35,157,156	31,952,805	(53,928)
11/21/08	JPY	3,643,641,278	33,631,906	413,070
11/21/08	JPY	3,643,641,278	33,631,906	400,042
11/21/08	JPY	3,643,641,278	33,631,906	412,767
11/21/08	JPY	3,643,641,278	33,631,906	408,405
11/21/08	SGD	48,857,250	34,593,114	(121,430)
11/21/08	SGD	48,857,250	34,593,114	(112,652)
11/21/08	SGD	48,857,250	34,593,114	(93,088)
11/21/08	SGD	48,857,250	34,593,114	(113,046)
			$408,860,667	$850,569
Sales
11/21/08	AUD	22,732,486	$19,335,702	$288,730
11/21/08	CAD	20,581,166	19,366,720	51,875
11/21/08	CHF	44,123,773	40,102,171	182,312
11/21/08	CHF	35,157,156	31,952,805	135,374
11/21/08	CHF	35,157,156	31,952,805	222,652
11/21/08	CHF	35,157,156	31,952,805	8,246
11/21/08	EUR	24,089,000	35,192,059	29,793
11/21/08	EUR	24,089,000	35,192,059	68,937
11/21/08	GBP	8,100,000	14,680,577	495,318
11/21/08	GBP	27,741,316	50,278,831	1,159,672
11/21/08	GBP	27,741,316	50,278,831	1,155,511
11/21/08	GBP	27,741,316	50,278,831	1,115,286
11/21/08	GBP	27,741,316	50,278,831	1,130,960
11/21/08	NZD	26,177,670	18,111,194	313,697
			$478,954,221	$6,358,363

See accompanying notes to the financial statements.

3

GMO Special Situations Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Note to Schedule of Investments:

(a)  Rate shown represents yield-to-maturity.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NZD - New Zealand Dollar

SGD - Singapore Dollar

See accompanying notes to the financial statements.

4

GMO Special Situations Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments, at value (cost $679,809,009) (Note 2)	$679,907,608
Interest receivable	18,451
Unrealized appreciation on open forward currency contracts (Note 2)	7,992,646
Receivable for expenses reimbursed by Manager (Note 3)	13,237
Total assets	687,931,942
Liabilities:
Payable to affiliate for (Note 3):
Management fee	213,335
Shareholder service fee	38,249
Trustees and Chief Compliance Officer of GMO Trust fees	1,303
Unrealized depreciation on open forward currency contracts (Note 2)	783,715
Accrued expenses	65,132
Total liabilities	1,101,734
Net assets	$686,830,208
Net assets attributable to:
Class III shares	$81,955,607
Class VI shares	$604,874,601
Shares outstanding:
Class III	3,778,518
Class VI	27,854,340
Net asset value per share:
Class III	$21.69
Class VI	$21.72

See accompanying notes to the financial statements.

5

GMO Special Situations Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Interest	$5,922,506
Dividends	86,409
Total investment income	6,008,915
Expenses:
Management fee (Note 3)	1,272,444
Shareholder service fee – Class III (Note 3)	62,387
Shareholder service fee – Class VI (Note 3)	166,272
Custodian, fund accounting agent and transfer agent fees	44,528
Audit and tax fees	29,256
Legal fees	8,924
Trustees fees and related expenses (Note 3)	8,649
Miscellaneous	4,232
Total expenses	1,596,692
Fees and expenses reimbursed by Manager (Note 3)	(83,812)
Net expenses	1,512,880
Net investment income (loss)	4,496,035
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Foreign currency, forward contracts and foreign currency related transactions	8,312,348
Net realized gain (loss)	8,312,348
Change in net unrealized appreciation (depreciation) on:
Investments	26,449
Foreign currency, forward contracts and foreign currency related transactions	(502,874)
Net unrealized gain (loss)	(476,425)
Net realized and unrealized gain (loss)	7,835,923
Net increase (decrease) in net assets resulting from operations	$12,331,958

See accompanying notes to the financial statements.

6

GMO Special Situations Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Period from July 31, 2007 (commencement of operations) through February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$4,496,035	$8,357,568
Net realized gain (loss)	8,312,348	28,532,325
Change in net unrealized appreciation (depreciation)	(476,425)	7,783,956
Net increase (decrease) in net assets from operations	12,331,958	44,673,849
Net share transactions (Note 7):
Class III	(7,886,492)	85,973,660
Class VI	1,050,000	550,687,233
Increase (decrease) in net assets resulting from net share transactions	(6,836,492)	636,660,893
Total increase (decrease) in net assets	5,495,466	681,334,742
Net assets:
Beginning of period	681,334,742	—
End of period	$686,830,208	$681,334,742

See accompanying notes to the financial statements.

7

GMO Special Situations Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008 (Unaudited)		Period from August 13, 2007 (commencement of operations) through February 29, 2008
Net asset value, beginning of period	$21.32		$20.09
Income (loss) from investment operations:
Net investment income (loss)†	0.13		0.31
Net realized and unrealized gain (loss)	0.24		0.92
Total from investment operations	0.37		1.23
Net asset value, end of period	$21.69		$21.32
Total Return(a)	1.74	%**	6.12	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$81,956		$88,204
Net expenses to average daily net assets	0.52	%*	0.53	%*
Net investment income to average daily net assets	1.24	%*	2.71	%*
Portfolio turnover rate	0	%**	0	%††**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.05	%*

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover rate of the Fund for the period from July 31, 2007 (commencement of operations) through February 29, 2008.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

8

GMO Special Situations Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2008 (Unaudited)		Period from July 31, 2007 (commencement of operations) through February 29, 2008
Net asset value, beginning of period	$21.33		$20.00
Income (loss) from investment operations:
Net investment income (loss)†	0.14		0.34
Net realized and unrealized gain (loss)	0.25		0.99
Total from investment operations	0.39		1.33
Net asset value, end of period	$21.72		$21.33
Total Return(a)	1.83	%**	6.65	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$604,875		$593,131
Net expenses to average daily net assets	0.43	%*	0.43	%*
Net investment income to average daily net assets	1.32	%*	2.84	%*
Portfolio turnover rate	0	%**	0	%††**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.05	%*

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover rate of the Fund for the period from July 31, 2007 (commencement of operations) through February 29, 2008.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

9

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Special Situations Fund (the "Fund"), which commenced operations on July 31, 2007, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund's investment objectives are capital appreciation and capital preservation. The Fund seeks to achieve its investment objectives by implementing investment strategies that complement long-only investments in global equities and fixed income instruments. The Fund may have long or short exposure to foreign and U.S. equity securities (including both growth and value style equities and equities of any market capitalization), foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), currencies, and, from time to time, other alternative asset classes (e.g., instruments that seek exposure to or hedge risks of market volatility). The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially exposed (long or short) to a single asset class (e.g., equity securities or fixed income securities). In addition, the Fund is not restricted in its exposure (long or short) to any particular market. The Fund may have substantial exposure (long or short) to a particular country or type of country (e.g., emerging countries). The Fund could be subject to material losses from a single investment. The Fund does not seek to control risk relative to a particular securities market index or benchmark. In addition, the Fund does not seek to outperform a particular securities market index or blend of market indices (i.e., the Fund does not seek "relative" return).

As of August 31, 2008, the Fund had two classes of shares outstanding: Class III and Class VI. Each class of shares bears a different level of shareholder service fees.

Shares of the Fund are not publicly offered and are principally available only to other funds of the Trust and certain accredited investors.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

10

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$629,502,764	$—
Level 2 - Other Significant Observable Inputs	50,404,844	7,992,646
Level 3 - Significant Unobservable Inputs	—	—
Total	$679,907,608	$7,992,646

*  Other financial instruments include forward currency contracts.

11

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	(783,715)
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$(783,715)

**  Other financial instruments include forward currency contracts.

The Fund held no investments or other financial instruments at either February 29, 2008 or August 31, 2008, whose fair value was determined using Level 3 inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. They expose the Fund to risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

12

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of substantial losses if the price of the underlying instrument increases during the term of the option. Options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no open written options contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium for a

13

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2008 (Unaudited)

purchased option. That premium is disclosed in the Schedule of Investments and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. The Fund had no purchase options contracts outstanding at the end of the period.

The Fund values exchange traded options at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. The Fund values options traded over-the-counter using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in loans to corporate, governmental, or other borrowers. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation in the loan agreement and only upon receipt by the lender of payments from the borrower and (ii) the Fund generally has no right to enforce compliance by the borrower of the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender has sold the participation in the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. The Fund had no loan agreements outstanding at the end of period.

Indexed securities

The Fund may invest in indexed securities. Indexed securities are securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which investing through conventional securities is difficult. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. The Fund had no indexed securities at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest

14

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2008 (Unaudited)

rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligations. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. The Fund had no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

15

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and brokers whereby the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements expose the Fund to risk that the market value of the securities the Fund has sold under the agreement may decline below the price at which the Fund is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2008, the Fund did not participate in securities lending.

Taxes

The Fund elected to be taxed as a partnership for federal income tax purposes. As a partnership, the Fund will not be subject to federal and state income tax. Instead, each shareholder is responsible for the tax liability or benefit related to his/her allocable share of taxable income or loss. Accordingly, no provision (benefit) for federal and state income taxes is reflected in the accompanying financial statements.

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$679,809,009	$98,599	$—	$98,599

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have

16

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2008 (Unaudited)

any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Distributions

The Fund does not intend to make any distributions to its shareholders but may do so at the sole discretion of the Trustees.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

17

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO receives management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.37% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.37% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO) (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $8,189 and $1,932, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2008 aggregated $0 and $0, respectively.

18

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2008 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 79.71% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Two of the shareholders are other funds of the Trust. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008, no shares of the Fund were held by senior management of the Manager and GMO Trust officers, and all of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Period from August 13, 2007, (commencement of operations) through February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	107,900	$2,361,097	4,137,904	$85,973,660
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares repurchased	(467,286)	(10,247,589)	—	—
Net increase (decrease)	(359,386)	$(7,886,492)	4,137,904	$85,973,660

19

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2008 (Unaudited)

	Six Months Ended August 31, 2008 (Unaudited)		Period from July 31, 2007, (commencement of operations) through February 29, 2008
Class VI:	Shares	Amount	Shares	Amount
Shares sold	155,257	$3,350,000	30,240,773	$602,709,982
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares repurchased	(108,103)	(2,300,000)	(2,433,587)	(52,022,749)
Net increase (decrease)	47,154	$1,050,000	27,807,186	$550,687,233

20

GMO Special Situations Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance since inception in 2007, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout

21

GMO Special Situations Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

22

GMO Special Situations Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1	) Actual	0.52%	$1,000.00	$1,017.40	$2.64
2	) Hypothetical	0.52%	$1,000.00	$1,022.58	$2.65
Class VI
1	) Actual	0.43%	$1,000.00	$1,018.30	$2.19
2	) Hypothetical	0.43%	$1,000.00	$1,023.04	$2.19

*  Expenses are calculated using each Class's annualized expense ratio for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

23

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.1%
Short-Term Investments	1.9
Preferred Stocks	0.6
Futures Contracts	(0.1)
Other	1.5
100.0%
Country Summary	% of Equity Investments
Japan	23.3%
United Kingdom	21.6
France	13.6
Germany	7.5
Switzerland	7.0
Australia	3.6
Canada	3.6
Netherlands	3.4
Italy	3.1
Finland	2.6
Singapore	2.1
Hong Kong	1.7
Spain	1.3
Sweden	1.2
Belgium	1.0
Austria	0.9
Denmark	0.9
Norway	0.9
Ireland	0.4
Greece	0.2
New Zealand	0.1
India	0.0
Philippines	0.0
Taiwan	0.0
100.0%

1

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2008 (Unaudited)

Industry Sector Summary	% of Equity Investments
Health Care	18.1%
Energy	14.8
Financials	12.5
Materials	12.2
Consumer Discretionary	11.5
Industrials	7.6
Consumer Staples	7.4
Information Technology	6.0
Telecommunication Services	5.7
Utilities	4.2
100.0%

2

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.1%
	Australia — 3.5%
84,857	Australia and New Zealand Banking Group Ltd	1,194,927
93,265	BHP Billiton Ltd	3,275,632
143,976	BlueScope Steel Ltd	1,132,088
53,010	CSL Ltd	1,850,066
177,240	Fortescue Metals Group Ltd*	1,151,469
8,324	Incitec Pivot Ltd	1,132,423
20,217	Rio Tinto Ltd	2,191,993
146,634	Santos Ltd	2,508,395
217,526	Stockland	973,491
117,663	Suncorp-Metway Ltd	1,142,387
96,605	TABCORP Holdings Ltd	705,704
862,850	Telstra Corp Ltd	3,202,963
129,756	Woodside Petroleum Ltd	6,969,569
141,450	Woolworths Ltd	3,414,960
	Total Australia	30,846,067
	Austria — 0.9%
87,050	OMV AG	5,576,990
36,992	Voestalpine AG	2,002,416
	Total Austria	7,579,406
	Belgium — 1.0%
7,614	Colruyt SA	2,075,883
192,808	Dexia	2,724,837
147,719	Fortis	2,045,363
9,957	Solvay SA	1,219,087
19,465	UCB SA	761,175
	Total Belgium	8,826,345
	Canada — 3.5%
25,600	Agrium Inc	2,165,319
68,600	Bank of Montreal	3,006,176

See accompanying notes to the financial statements.

3

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Canada — continued
23,764	Canadian Natural Resources	2,028,601
21,800	Canadian Pacific Railway Ltd	1,330,010
12,471	EnCana Corp	937,380
22,800	Magna International Inc Class A	1,309,422
46,700	National Bank of Canada	2,199,976
31,400	Petro-Canada	1,388,425
50,400	Potash Corp of Saskatchewan Inc	8,769,923
44,500	Research In Motion Ltd*	5,421,892
55,700	Sun Life Financial Inc	2,148,159
	Total Canada	30,705,283
	Denmark — 0.9%
62,525	Novo-Nordisk A/S Class B	3,490,263
31,600	Vestas Wind Systems A/S*	4,287,912
	Total Denmark	7,778,175
	Finland — 2.5%
40,242	Fortum Oyj	1,651,767
377,242	Nokia Oyj	9,445,162
23,177	Nokian Renkaat Oyj	825,394
78,032	Outokumpu Oyj	1,868,537
58,040	Rautaruukki Oyj	1,968,655
208,062	Sampo Oyj Class A	5,234,302
54,294	Tietoenator Oyj	1,066,015
	Total Finland	22,059,832
	France — 13.1%
29,767	Air France	716,165
19,146	Air Liquide SA	2,325,479
35,046	Alstom	3,560,050
112,877	Arcelor Mittal	8,855,422
101,868	BNP Paribas	9,138,081
4,173	Bongrain SA	336,254

See accompanying notes to the financial statements.

4

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	France — continued
12,971	Cap Gemini SA	765,813
33,710	Casino Guichard-Perrachon SA	3,303,371
24,309	Cie de Saint-Gobain	1,485,180
35,628	Essilor International SA	1,895,328
2,228	Esso SAF	447,213
130,301	France Telecom SA	3,841,914
16,002	GDF Suez*	929,169
89,429	GDF Suez	5,148,189
16,002	GDF Suez VVPR Strip*	235
24,355	Hermes International	3,458,743
10,797	L'Oreal SA	1,071,706
4,045	NYSE Euronext	159,455
33,110	Peugeot SA	1,573,109
32,709	Renault SA	2,731,310
345,318	Sanofi-Aventis	24,498,762
50,744	Societe Generale	4,894,893
4,196	Suez Environnement Company*	121,699
13,742	Suez Environnement SA*	394,737
20	Suez SA VVPR Strip*	—
431,871	Total SA	31,023,953
7,399	Vallourec SA	2,058,333
	Total France	114,734,563
	Germany — 6.7%
41,494	Adidas AG	2,423,701
45,334	BASF AG	2,616,169
62,482	Bayerische Motoren Werke AG	2,578,982
24,000	Deutsche Boerse AG	2,249,548
50,258	Deutsche Post AG (Registered)	1,175,574
136,842	E.ON AG	7,977,504
41,277	Gildemeister AG	987,804
36,072	Hannover Rueckversicherungs AG (Registered)	1,530,128
50,561	Heidelberger Druckmaschinen	1,030,654
39,249	K&S AG	4,705,406

See accompanying notes to the financial statements.

5

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
15,132	Kloeckner & Co AG	597,297
19,612	Linde AG	2,460,859
7,961	MAN AG	777,384
9,129	Merck KGaA	1,044,043
21,039	Norddeutsche Affinerie AG	969,493
15,432	Q-Cells AG*	1,544,950
12,083	RWE AG	1,301,308
38,020	Salzgitter AG	5,822,001
79,357	SAP AG	4,445,757
31,322	SGL Carbon AG*	1,874,734
37,961	Suedzucker AG	643,445
55,678	ThyssenKrupp AG	2,772,138
22,528	Volkswagen AG	6,717,045
	Total Germany	58,245,924
	Greece — 0.2%
42,664	OPAP SA	1,494,104
	Hong Kong — 1.7%
682,000	BOC Hong Kong Holdings Ltd	1,516,608
843,900	CLP Holdings Ltd	6,846,104
53,800	Esprit Holdings Ltd	444,134
44,300	Hang Seng Bank Ltd	873,741
622,000	Hong Kong Electric Holdings Ltd	3,949,229
63,000	Sun Hung Kai Properties Ltd	859,034
	Total Hong Kong	14,488,850
	India — 0.0%
2,400	Bajaj Auto Ltd*	32,131
2,400	Bajaj Financial Service Ltd	29,351
	Total India	61,482
	Ireland — 0.3%
59,854	Bank of Ireland	479,796
100,699	CRH Plc	2,626,825
	Total Ireland	3,106,621

See accompanying notes to the financial statements.

6

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Italy — 3.0%
737,811	ENI SPA	23,932,638
108,006	Mediaset SPA	784,154
938,760	Telecom Italia SPA-Di RISP	1,189,908
	Total Italy	25,906,700
	Japan — 22.5%
17,500	Aisin Seiki Co Ltd	460,708
84,500	Asahi Breweries	1,565,176
71,500	Astellas Pharma Inc	3,220,489
97,500	Canon Inc	4,372,266
341,000	Cosmo Oil Co Ltd	995,967
876	CyberAgent Inc	837,020
152,100	Daiei Inc*	1,202,370
149,041	Daiichi Sankyo Co Ltd	4,483,890
44,100	Daikin Industries Ltd	1,486,542
101	DeNa Co Ltd	492,767
84,300	Eisai Co Ltd	3,352,518
27,600	Fanuc Ltd	2,053,396
40,300	Fast Retailing Co Ltd	4,067,724
373,000	Fuji Heavy Industries Ltd	2,132,295
101,000	GS Yuasa Corp	516,461
288,000	Hitachi Ltd	2,121,104
437,800	Honda Motor Co Ltd	14,218,722
68,100	Hosiden Corp	1,133,055
70,000	Hoya Corp	1,426,959
296	INPEX Holdings Inc	3,223,197
391,000	Itochu Corp	3,145,505
46,100	JFE Holdings Inc	1,948,186
149,000	Kamigumi Co Ltd	1,150,017
185,000	Kao Corp	5,237,906
265,000	Kawasaki Kisen Kaisha Ltd	1,878,781
564	Kenedix Inc	321,243
10,900	Keyence Corp	2,204,861
93,000	Kirin Holdings Co Ltd	1,391,453
36,000	Kyudenko Corp	233,690

See accompanying notes to the financial statements.

7

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
62,900	Kyushu Electric Power Co Inc	1,385,038
570,000	Marubeni Corp	3,526,804
255,000	Matsushita Electric Industrial Co Ltd	5,241,231
505,000	Mazda Motor Corp	2,688,029
265,200	Mitsubishi Corp	7,284,799
147,000	Mitsui & Co	2,506,254
366,000	Mitsui Mining & Smelting Co Ltd	975,202
226,000	Mitsui OSK Lines Ltd	2,678,569
46,100	Murata Manufacturing Co Ltd	2,025,719
47,000	Nagase & Co	445,081
44,000	Nikon Corp	1,428,072
19,000	Nintendo Co Ltd	8,919,738
26,000	Nippon Corp	137,991
133,000	Nippon Denko Co Ltd	1,144,598
404,000	Nippon Mining Holdings Inc	2,244,055
412,000	Nippon Oil Corp	2,569,606
1,191	Nippon Telegraph & Telephone Corp	5,855,123
158,000	Nippon Yakin Koguo Co Ltd	777,915
411,000	Nippon Yusen KK	3,279,886
763,400	Nissan Motor Co	5,798,856
96,000	Nisshinbo Industries Inc	1,056,975
3,437	NTT Docomo Inc	5,416,774
35,100	Ono Pharmaceutical Co Ltd	1,837,941
7,220	ORIX Corp	879,556
635,000	Osaka Gas Co Ltd	2,310,345
57,000	Pacific Metals Co Ltd	364,775
1,331	Resona Holdings Inc	1,549,169
117,400	Ricoh Company Ltd	1,937,878
24,200	Ryohin Keikaku Co Ltd	1,298,538
7,600	Ryosan Co	163,283
39,200	Sankyo Co Ltd Gunma	1,856,063
26,700	Secom Co	1,229,965
182,800	Sega Sammy Holdings Inc	1,733,846
293,700	Seven & I Holdings Co Ltd	8,554,764
91,300	Shin-Etsu Chemical Co Ltd	5,079,036

See accompanying notes to the financial statements.

8

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
41,000	Shiseido Co Ltd	959,964
583,800	Sojitz Corp	1,665,736
79,800	SUMCO Corp	1,580,886
600,000	Sumitomo Metal Industries Ltd	2,650,533
74,000	Taisho Pharmaceutical Co Ltd	1,569,649
196,500	Takeda Pharmaceutical Co Ltd	10,265,217
49,200	Terumo Corp	2,737,111
88,900	Tokyo Steel Manufacturing Co	938,630
108,000	TonenGeneral Sekiyu KK	868,982
43,100	Toyota Motor Corp	1,923,053
40,000	Trend Micro Inc	1,353,736
137,000	UNY Co Ltd	1,510,286
5,148	Yahoo Japan Corp	1,972,975
	Total Japan	197,052,500
	Netherlands — 3.3%
385,945	Aegon NV	4,546,421
16,246	Boskalis Westminster	959,580
2,671	Gamma Holdings NV	95,371
103,955	Heineken NV	4,873,718
447,606	ING Groep NV	13,944,840
45,860	Koninklijke DSM	2,639,460
125,180	Reed Elsevier NV	2,093,024
	Total Netherlands	29,152,414
	New Zealand — 0.1%
212,335	Telecom Corp of New Zealand	486,000
	Norway — 0.9%
21,304	Frontline Ltd	1,274,515
4,260	Independent Tankers Corp Ltd*	6,285
62,351	Norsk Hydro ASA	664,449
122,924	StatoilHydro ASA	3,770,747
36,610	Yara International ASA	2,266,797
	Total Norway	7,982,793

See accompanying notes to the financial statements.

9

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Philippines — 0.0%
4	Philippine Long Distance Telephone Co	235
	Singapore — 2.0%
48,000	DBS Group Holdings Ltd	606,936
135,500	Fraser & Neave Ltd	415,522
389,000	Oversea-Chinese Banking Corp	2,204,375
693,000	SembCorp Marine Ltd	1,836,752
292,000	Singapore Exchange Ltd	1,289,412
2,871,670	Singapore Telecommunications	7,087,526
243,000	United Overseas Bank Ltd	3,234,392
318,000	Wilmar International Ltd*	842,188
	Total Singapore	17,517,103
	Spain — 1.3%
28,659	Inditex SA	1,332,839
139,275	Repsol YPF SA	4,307,852
216,970	Telefonica SA	5,361,002
	Total Spain	11,001,693
	Sweden — 1.1%
64,400	Hennes & Mauritz AB Class B	3,191,387
149,158	Investor AB Class B	3,140,494
70,400	SKF AB Class B	1,066,154
58,100	Svenska Handelsbanken AB Class A	1,397,979
66,500	Swedbank AB	1,168,594
	Total Sweden	9,964,608
	Switzerland — 6.7%
156,342	ABB Ltd*	3,834,713
6,497	Bobst Group AG (Registered)	457,589
27,385	Ciba Holding AG	674,517
41,645	CIE Financiere Richemont SA Class A	2,423,110
237,976	Nestle SA (Registered)	10,485,121
455,839	Novartis AG (Registered)	25,394,142
29,035	Roche Holding AG (Non Voting)	4,885,964

See accompanying notes to the financial statements.

10

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
6,641	Swatch Group AG	1,560,837
15,043	Syngenta AG (Registered)	4,036,181
16,078	Synthes Inc	2,224,860
133,366	UBS AG (Registered)*	2,898,856
	Total Switzerland	58,875,890
	Taiwan — 0.0%
3,999	AU Optronics Corp	4,748
4,167	High Tech Computer Corp	77,210
272	MediaTek Inc	3,123
403	Taiwan Semiconductor Manufacturing Co Ltd	742
	Total Taiwan	85,823
	United Kingdom — 20.9%
176,467	3i Group Plc	2,948,743
341,848	AstraZeneca Plc	16,665,754
378,922	Barclays Plc	2,424,696
737,772	BG Group Plc	16,364,779
61,887	BHP Billiton Plc	1,927,529
105,025	British American Tobacco Plc	3,548,181
122,177	British Energy Group Plc	1,631,576
153,914	Cadbury Plc	1,766,335
244,662	Compass Group Plc	1,628,192
183,121	Diageo Plc	3,382,050
1,983,041	DSG International Plc	1,781,728
1,751,875	GlaxoSmithKline Plc	41,223,031
860,674	HBOS Plc	4,926,439
423,942	Home Retail Group	1,951,817
89,625	Imperial Tobacco Group Plc	2,955,008
98,381	Man Group Plc	1,013,774
71,343	Next Plc	1,376,580
51,139	Reckitt Benckiser Group Plc	2,585,300
102,828	Reed Elsevier Plc	1,175,230
163,084	Rio Tinto Plc	15,481,359

See accompanying notes to the financial statements.

11

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par Value($)	Description	Value ($)
	United Kingdom — continued
3,522,903	Royal Bank of Scotland Group	14,983,166
212,792	Royal Dutch Shell Group Class A (Amsterdam)	7,405,420
112,648	Royal Dutch Shell Plc A Shares (London)	3,936,745
53,143	Royal Dutch Shell Plc B Shares (London)	1,827,398
91,642	Scottish & Southern Energy Plc	2,413,783
1,366,806	Signet Group Plc	1,560,415
157,015	Smith & Nephew Plc	1,884,238
241,841	Tesco Plc	1,676,294
63,859	Travis Perkins Plc	777,681
83,119	Tullow Oil Plc	1,245,850
6,243,122	Vodafone Group Inc	15,954,007
128,560	William Hill Plc	661,347
27,642	Xstrata Plc	1,541,128
	Total United Kingdom	182,625,573
	TOTAL COMMON STOCKS (COST $756,800,175)	840,577,984
	PREFERRED STOCKS — 0.6%
	Germany — 0.6%
33,840	Volkswagen AG 1.73%	5,216,301
	TOTAL PREFERRED STOCKS (COST $1,039,473)	5,216,301
	SHORT-TERM INVESTMENTS — 1.9%
16,500,000	Royal Bank of Canada Time Deposit, 2.04%, due 09/02/08	16,500,000
	TOTAL SHORT-TERM INVESTMENTS (COST $16,500,000)	16,500,000
	TOTAL INVESTMENTS — 98.6% (Cost $774,339,648)	862,294,285
	Other Assets and Liabilities (net) — 1.4%	12,197,698
	TOTAL NET ASSETS — 100.0%	$874,491,983

See accompanying notes to the financial statements.

12

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

A summary of outstanding financial instruments at August 31, 2008 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
100	E-Mini MSCI EAFE	September 2008	$9,025,000	$(567,700)

As of August 31, 2008, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*  Non income-producing security.

As of August 31, 2008, 93.03% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

13

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments, at value (cost $774,339,648) (Note 2)	$862,294,285
Cash	39,387
Foreign currency, at value (cost $8,893,207) (Note 2)	8,752,273
Receivable for investments sold	194,327
Receivable for Fund shares sold	130,943
Dividends and interest receivable	2,032,228
Foreign taxes receivable	443,831
Receivable for collateral on open futures contracts (Note 2)	1,259,000
Receivable for variation margin on open futures contracts (Note 2)	66,521
Receivable for expenses reimbursed by Manager (Note 3)	78,678
Total assets	875,291,473
Liabilities:
Payable to affiliate for (Note 3):
Management fee	373,938
Shareholder service fee	112,182
Trustees and Chief Compliance Officer of GMO Trust fees	2,268
Accrued expenses	311,102
Total liabilities	799,490
Net assets	$874,491,983
Net assets consist of:
Paid-in capital	$739,843,242
Accumulated undistributed net investment income	17,544,736
Accumulated net realized gain	29,952,183
Net unrealized appreciation	87,151,822
$874,491,983
Net assets attributable to:
Class III shares	$874,491,983
Shares outstanding:
Class III	51,352,734
Net asset value per share:
Class III	$17.03

See accompanying notes to the financial statements.

14

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $2,273,120)	$21,040,706
Interest	366,969
Total investment income	21,407,675
Expenses:
Management fee (Note 3)	2,648,938
Shareholder service fee – Class III (Note 3)	753,125
Custodian and fund accounting agent fees	438,564
Transfer agent fees	16,192
Audit and tax fees	39,008
Legal fees	12,144
Trustees fees and related expenses (Note 3)	5,733
Registration fees	1,288
Miscellaneous	8,739
Total expenses	3,923,731
Fees and expenses reimbursed by Manager (Note 3)	(511,796)
Expense reductions (Note 2)	(5,435)
Net expenses	3,406,500
Net investment income (loss)	18,001,175
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	31,632,198
Closed futures contracts	(1,993,280)
Foreign currency, forward contracts and foreign currency related transactions (net of CPMF tax of $150) (Note 2)	547,491
Net realized gain (loss)	30,186,409
Change in net unrealized appreciation (depreciation) on:
Investments	(108,217,369)
Open futures contracts	(567,700)
Foreign currency, forward contracts and foreign currency related transactions	(750,643)
Net unrealized gain (loss)	(109,535,712)
Net realized and unrealized gain (loss)	(79,349,303)
Net increase (decrease) in net assets resulting from operations	$(61,348,128)

See accompanying notes to the financial statements.

15

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$18,001,175	$28,116,487
Net realized gain (loss)	30,186,409	111,012,148
Change in net unrealized appreciation (depreciation)	(109,535,712)	(112,516,265)
Net increase (decrease) in net assets from operations	(61,348,128)	26,612,370
Distributions to shareholders from:
Net investment income
Class III	(3,272,864)	(31,165,537)
Net realized gains
Class III	(19,943,856)	(118,448,701)
	(23,216,720)	(149,614,238)
Net share transactions (Note 7):
Class III	(133,289,100)	110,083,703
Total increase (decrease) in net assets	(217,853,948)	(12,918,165)
Net assets:
Beginning of period	1,092,345,931	1,105,264,096
End of period (including accumulated undistributed net investment income of $17,544,736 and $2,816,425, respectively)	$874,491,983	$1,092,345,931

See accompanying notes to the financial statements.

16

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004
Net assets value, beginning of period	$18.73		$20.76		$18.31	$15.78	$13.19	$8.73
Income (loss) from investment operations:
Net investment income (loss)†	0.34		0.51		0.36	0.35	0.26	0.21
Net realized and unrealized gain (loss)	(1.57)		0.20	(a)	3.28	2.77	2.61	4.55
Total from investment operations	(1.23)		0.71		3.64	3.12	2.87	4.76
Less distributions to shareholders:
From net investment income	(0.07)		(0.57)		(0.40)	(0.31)	(0.28)	(0.30)
From net realized gains	(0.40)		(2.17)		(0.79)	(0.28)	—	—
Total distributions	(0.47)		(2.74)		(1.19)	(0.59)	(0.28)	(0.30)
Net asset value, end of period	$17.03		$18.73		$20.76	$18.31	$15.78	$13.19
Total Return(b)	(6.71	)%**	2.28%		20.33%	20.04%	21.94%	54.99%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$874,492		$1,092,346		$1,105,264	$829,583	$559,912	$291,360
Net expenses to average daily net assets	0.68	%(c)*	0.69	%(c)	0.69%	0.69%	0.69%	0.69%
Net investment income to average daily net assets	1.81	%(d)**	2.33%		1.83%	2.10%	1.91%	1.87%
Portfolio turnover rate	37	%**	41%		34%	39%	44%	36%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.10	%*	0.09%		0.08%	0.10%	0.16%	0.26%

(a)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions.

(d)  The ratio for the six months ended August 31, 2008, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

17

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Tax-Managed International Equities Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high after-tax total return. The Fund seeks to achieve its investment objective by outperforming the MSCI EAFE Index (after tax), which is computed by GMO by adjusting the return of the MSCI EAFE Index (Europe, Australasia, and Far East) by its tax cost. The Fund typically makes equity investments in non-U.S. companies that issue stocks included in the MSCI EAFE universe (which is larger than, but generally represented by, the MSCI EAFE Index), plus companies in Canada and emerging countries. GMO uses quantitative models integrated with tax management techniques to provide broad exposure to the international equity markets to investors subject to U.S. federal income tax.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange

18

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities using fair value prices supplied by a third party vendor based on models to the extent that these fair value prices are available.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$48,657,173	$8,752,273
Level 2 - Other Significant Observable Inputs	813,637,112	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$862,294,285	$8,752,273

*  Other financial instruments include foreign currency.

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$—	$(567,700)
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$(567,700)

**  Other financial instruments include futures contracts.

19

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of February 29, 2008	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	119,424	—
Change in unrealized appreciation/depreciation	(263,838)	—
Net purchases (sales)	(240,742)	—
Net transfers in and/or out of Level 3	385,156	—
Balance as of August 31, 2008	$—	$—

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. They expose the Fund to risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. The Fund had no forward currency contracts outstanding at the end of the period.

20

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of substantial losses if the price of the underlying instrument increases during the term of the option. Options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to

21

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund values exchange traded options at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. The Fund values options traded over-the-counter using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities. Indexed securities are securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which investing through conventional securities is difficult. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. The Fund had no indexed securities outstanding at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations.

22

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. The Fund had no swap agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended of August 31, 2008, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

23

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and, if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund is subject to a Contribuição Provisória sobre Movimentações Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to/from the Brazilian market. For the period ended August 31, 2008, the Fund incurred $150 in CPMF tax, which is included in net realized gain (loss) on foreign currency, forward contracts and foreign currency related transactions in the Statement of Operations.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$774,680,894	$144,413,382	$(56,799,991)	$87,613,391

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

24

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

25

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

3.  Fees and other transactions with affiliates

Effective June 30, 2008, GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the rate of 0.50% of average daily net assets. For the period from March 1, 2008 through June 29, 2008, the management fee rate was 0.54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.50% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $5,181 and $2,944, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2008 aggregated $358,513,548 and $501,492,752, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

26

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2008, the Fund had no shareholders individually holding more than 10% of the Fund's outstanding shares.

As of August 31, 2008, 1.16% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and 0.14% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
	Shares	Amount	Shares	Amount
Class III:
Shares sold	1,380,094	$25,350,124	4,630,804	$96,384,502
Shares issued to shareholders in reinvestment of distributions	1,108,121	19,624,821	6,034,152	126,532,299
Shares repurchased	(9,447,427)	(178,264,045)	(5,588,860)	(112,833,098)
Net increase (decrease)	(6,959,212)	$(133,289,100)	5,076,096	$110,083,703

27

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one- and five-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement, including the fact that the fees payable under the agreement were being reduced in connection with the renewal of the agreement. The Trustees considered information prepared by

28

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

29

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

30

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.68%	$1,000.00	$932.90	$3.31
2) Hypothetical	0.68%	$1,000.00	$1,021.78	$3.47

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

31

GMO Domestic Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Domestic Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	93.4%
Short-Term Investments	7.4
Preferred Stocks	0.1
Swaps	0.0
Forward Currency Contracts	0.0
Futures	(0.1)
Other	(0.8)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Domestic Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 2.2%
	Corporate Debt — 0.7%
11,347,000	Health Care Property Investors, Inc., Series G, MTN, 5.63%, due 02/28/13	10,506,643
	U.S. Government — 0.1%
2,000,000	U.S. Treasury Note, 2.38%, due 08/31/10	2,000,625
	U.S. Government Agency — 1.4%
9,250,000	Agency for International Development Floater (Support of India), Variable Rate, 3 mo. LIBOR + .10%, 2.90%, due 02/01/27	9,192,279
3,250,000	Agency for International Development Floater (Support of Jamaica), Variable Rate, 6 mo. LIBOR + .30%, 3.43%, due 12/01/14	3,258,158
3,458,770	Agency for International Development Floater (Support of Jamaica), Variable Rate, 6 mo. U.S. Treasury Bill + .75%, 2.72%, due 03/30/19	3,473,953
2,780,000	Agency for International Development Floater (Support of Sri Lanka), Variable Rate, 6 mo. LIBOR + .20%, 3.33%, due 06/15/12	2,776,553
2,566,672	Agency for International Development Floater (Support of Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill x 115%, 1.89%, due 01/01/12	2,539,403
	Total U.S. Government Agency	21,240,346
	TOTAL DEBT OBLIGATIONS (COST $34,676,292)	33,747,614
	PREFERRED STOCKS — 0.1%
	Banking — 0.1%
10,000	Home Ownership Funding 2 Preferred 144A, 1.00%	1,536,200
	TOTAL PREFERRED STOCKS (COST $2,576,211)	1,536,200

See accompanying notes to the financial statements.

2

GMO Domestic Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 96.2%
	Affiliated Issuers — 96.2%
63,505,738	GMO Short-Duration Collateral Fund	1,493,654,953
1,483	GMO Special Purpose Holding Fund (a) (b)	1,082
	TOTAL MUTUAL FUNDS (COST $1,541,220,725)	1,493,656,035
	SHORT-TERM INVESTMENTS — 1.2%
	Money Market Funds — 0.1%
949,505	State Street Institutional Liquid Reserves Fund-Institutional Class	949,505
	Other Short-Term Investments — 1.1%
10,000,000	U.S. Treasury Bill, 1.54%, due 09/18/08 (c) (d)	9,992,435
7,000,000	U.S. Treasury Bill, 1.69%, due 09/25/08 (c) (d)	6,991,927
	Total Other Short-Term Investments	16,984,362
	TOTAL SHORT-TERM INVESTMENTS (COST $17,933,867)	17,933,867
	TOTAL INVESTMENTS — 99.7% (Cost $1,596,407,095)	1,546,873,716
	Other Assets and Liabilities (net) — 0.3%	5,121,975
	TOTAL NET ASSETS — 100.0%	$1,551,995,691

See accompanying notes to the financial statements.

3

GMO Domestic Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

A summary of outstanding financial instruments at August 31, 2008 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
2,104	U.S. Long Bond (CBT)	December 2008	$246,825,500	$(1,304,874)
2,916	U.S. Treasury Note 10 Yr.	December 2008	336,798,000	(760,528)
2,083	U.S. Treasury Note 2 Yr. (CBT)	December 2008	442,181,844	91,390
3,068	U.S. Treasury Note 5 Yr. (CBT)	December 2008	343,424,250	(26,791)
			$1,369,229,594	$(2,000,803)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Market Value
75,000,000	USD	12/20/2012	JP Morgan			Reference security
			Chase Bank	(Pay)	0.89%	within CDX index	$(43,433)
200,000,000	USD	12/20/2012	JP Morgan Chase Bank	Receive	0.73%	Reference security within CDX index	2,368,747
300,000,000	USD	12/20/2012	JP Morgan Chase Bank	Receive	0.47%	Reference security within CDX index	202,056
11,500,000	USD	3/20/2013	Barclays Bank PLC	(Pay)	0.61%	Health Care Properties	1,203,488
100,000,000	USD	9/20/2013	Citigroup	Receive	0.39%	Fannie Mae (senior)	44,503
25,000,000	USD	9/20/2013	Deutsche Bank AG	Receive	0.42%	Fannie Mae (senior)	79,122
100,000,000	USD	9/20/2013	JP Morgan Chase Bank	Receive	0.39%	Fannie Mae (senior)	(389)
25,000,000	USD	9/20/2013	Citigroup	Receive	0.42%	Freddie Mac (senior)	44,654
					Premiums to (Pay) Receive	$—	$3,898,748

As of August 31, 2008, for the futures and/or swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

4

GMO Domestic Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

Variable rate - The rates shown on variable rate notes are the current interest rates at August 31, 2008, which are subject to change based on the terms of the security.

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)  Underlying investment represents interests in defaulted securities.

(c)  Rate shown represents yield-to-maturity.

(d)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 2).

Currency Abbreviations:

USD - United States Dollar

See accompanying notes to the financial statements.

5

GMO Domestic Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $55,186,370) (Note 2)	$53,217,681
Investments in affiliated issuers, at value (cost $1,541,220,725) (Notes 2 and 8)	1,493,656,035
Receivable for investments sold	5,019,541
Interest receivable	104,109
Receivable for open swap contracts (Note 2)	3,942,570
Receivable for expenses reimbursed by Manager (Note 3)	16,833
Total assets	1,555,956,769
Liabilities:
Payable for investments purchased	1,999,325
Payable to affiliate for (Note 3):
Management fee	133,131
Shareholder service fee	86,382
Trustees and Chief Compliance Officer of GMO Trust fees	951
Payable for open swap contracts (Note 2)	43,822
Payable for variation margin on open futures contracts (Note 2)	1,629,599
Accrued expenses	67,868
Total liabilities	3,961,078
Net assets	$1,551,995,691
Net assets consist of:
Paid-in capital	$1,592,657,936
Accumulated undistributed net investment income	8,106,313
Accumulated net realized loss	(1,133,124)
Net unrealized depreciation	(47,635,434)
$1,551,995,691
Net assets attributable to:
Class III shares	$142,439,210
Class VI shares	$1,409,556,481
Shares outstanding:
Class III	15,500,003
Class VI	153,291,914
Net asset value per share:
Class III	$9.19
Class VI	$9.20

See accompanying notes to the financial statements.

6

GMO Domestic Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$10,630,102
Interest	758,142
Dividends	79,164
Total investment income	11,467,408
Expenses:
Management fee (Note 3)	574,061
Shareholder service fee – Class III (Note 3)	112,038
Shareholder service fee – Class VI (Note 3)	274,653
Custodian, fund accounting agent and transfer agent fees	49,036
Audit and tax fees	31,372
Legal fees	8,372
Trustees fees and related expenses (Note 3)	3,982
Registration fees	2,116
Miscellaneous	4,416
Total expenses	1,060,046
Fees and expenses reimbursed by Manager (Note 3)	(92,828)
Expense reductions (Note 2)	(17)
Net expenses	967,201
Net investment income (loss)	10,500,207
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(386)
Investments in affiliated issuers	(22,618,492)
Realized gains distributions from affiliated issuers (Note 8)	3,358
Closed futures contracts	32,456,289
Closed swap contracts	(4,335,369)
Net realized gain (loss)	5,505,400
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	24,441
Investments in affiliated issuers	(9,141,561)
Open futures contracts	(6,373,275)
Open swap contracts	(127,590)
Net unrealized gain (loss)	(15,617,985)
Net realized and unrealized gain (loss)	(10,112,585)
Net increase (decrease) in net assets resulting from operations	$387,622

See accompanying notes to the financial statements.

7

GMO Domestic Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$10,500,207	$33,094,287
Net realized gain (loss)	5,505,400	32,296,684
Change in net unrealized appreciation (depreciation)	(15,617,985)	(37,260,108)
Net increase (decrease) in net assets from operations	387,622	28,130,863
Distributions to shareholders from:
Net investment income
Class III	(1,572,203)	(11,697,331)
Class VI	(9,077,916)	(41,858,762)
Total distributions from net investment income	(10,650,119)	(53,556,093)
Net realized gains
Class III	(313,474)	—
Class VI	(2,316,107)	—
Total distributions from net realized gains	(2,629,581)	—
	(13,279,700)	(53,556,093)
Net share transactions (Note 7):
Class III	1,001,191	55,468,188
Class VI	838,074,801	273,813,697
Increase (decrease) in net assets resulting from net share transactions	839,075,992	329,281,885
Total increase (decrease) in net assets	826,183,914	303,856,655
Net assets:
Beginning of period	725,811,777	421,955,122
End of period (including accumulated undistributed net investment income of $8,106,313 and $8,256,225, respectively)	$1,551,995,691	$725,811,777

See accompanying notes to the financial statements.

8

GMO Domestic Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005		2004
Net asset value, beginning of period	$9.47		$9.81		$9.81	$9.84	$10.07		$10.08
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.07		0.42		0.43	0.13	0.16		0.23
Net realized and unrealized gain (loss)	(0.19)		(0.01)		0.06	0.16	0.04		0.24
Total from investment operations	(0.12)		0.41		0.49	0.29	0.20		0.47
Less distributions to shareholders:
From net investment income	(0.15)		(0.75)		(0.49)	(0.16)	(0.16)		(0.20)
From net realized gains	(0.01)		—		—	(0.16)	(0.27)		(0.28)
Return of capital	—		—		—	—	(0.00	)(b)	—
Total distributions	(0.16)		(0.75)		(0.49)	(0.32)	(0.43)		(0.48)
Net asset value, end of period	$9.19		$9.47		$9.81	$9.81	$9.84		$10.07
Total Return(c)	(1.27	)%**	4.35%		5.09%	3.02%	2.02%		4.79%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$142,439		$144,286		$94,159	$125,188	$736,300		$373,277
Net expenses to average daily net assets(d)	0.25	%(e)*	0.25	%(e)	0.25%	0.25%	0.25%		0.25%
Net investment income to average daily net assets(a)	1.60	%*	4.28%		4.42%	1.30%	1.57%		2.30%
Portfolio turnover rate	25	%**	22%		17%	24%	11%		15%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.03%		0.03%	0.02%	0.03%		0.06%

(a)  Net investment income is affected by timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  Return of capital is less than $0.01.

(c)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(e)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

9

GMO Domestic Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006(a)
Net asset value, beginning of period	$9.48		$9.82		$9.82	$9.93
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.09		0.57		0.48	0.24
Net realized and unrealized gain (loss)	(0.21)		(0.15)		0.02	(0.14	)(c)
Total from investment operations	(0.12)		0.42		0.50	0.10
Less distributions to shareholders:
From net investment income	(0.15)		(0.76)		(0.50)	(0.21)
From net realized gains	(0.01)		—		—	—
Total distributions	(0.16)		(0.76)		(0.50)	(0.21)
Net asset value, end of period	$9.20		$9.48		$9.82	$9.82
Total Return(d)	(1.22	)%**	4.42%		5.19%	0.97	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,409,556		$581,526		$327,796	$359,958
Net expenses to average daily net assets(e)	0.16	%(f)*	0.16	%(f)	0.16%	0.16	%*
Net investment income to average daily net assets(b)	1.86	%*	5.87%		4.85%	2.38	%(g)
Portfolio turnover rate	25	%**	22%		17%	24	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.03%		0.03%	0.02	%*

(a)  Period from July 26, 2005 (commencement of operations) through February 28, 2006.

(b)  Net investment income is affected by timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)  The total return would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(e)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(f)  The net expense ratio does not include the effect of expense reductions.

(g)  The ratio for the period ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's net income is not earned ratably throughout the fiscal year.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2006.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

10

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Domestic Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of the Lehman Brothers U.S. Government Index. The Fund invests a substantial portion of its total assets in shares of GMO Short-Duration Collateral Fund; in U.S. investment-grade bonds, including asset-backed securities and U.S. government securities (including securities neither guaranteed nor insured by the U.S. government); and derivatives (including synthetic debt instruments) whose value is related to U.S. investment-grade bonds. The Fund also may invest a portion of its assets in foreign bonds and lower-rated securities.

As of August 31, 2008, the Fund had two classes of shares outstanding: Class III and Class VI. Each class of shares bears a different level of shareholder servicing fees.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). Shares of the GMO Short-Duration Collateral Fund and the GMO Special Purpose Holding Fund are not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a

11

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material.

Typically the Fund and the underlying funds value debt instruments based on prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates primary pricing sources on an ongoing basis and may change a pricing source should the Manager deem it appropriate. If it deems it appropriate, the Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source. The prices provided by primary pricing sources may differ from the value that would be realized if the securities were sold, and the differences could be material.

Certain securities held by the Fund and the underlying funds are valued on the basis of prices provided by a single source. The prices provided may differ from the value that would be realized if the securities were sold, and the differences could be material. As of August 31, 2008, the total value of these securities represented 35.59% of net assets.

The Fund indirectly (through underlying funds) invests in securities with contractual cash flows, such as asset-backed securities, collateralized mortgage obligations and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate values, delinquencies and/or defaults, and may be adversely affected by changes in interest rates and shifts in the market's perception of the securities' market values.

GMO Special Purpose Holding Fund ("SPHF"), an investment of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF. For the period ended August 31, 2008, the Fund received $3,358 through SPHF in conjunction with settlement agreements related to the default of those securities.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level

12

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$3,536,825	$91,390
Level 2 - Other Significant Observable Inputs	1,543,335,809	3,942,570
Level 3 - Significant Unobservable Inputs	1,082	—
Total	$1,546,873,716	$4,033,960

*  Other financial instruments include futures contracts and swap agreements.

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$—	$(2,092,193)
Level 2 - Other Significant Observable Inputs	—	(43,822)
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$(2,136,015)

**  Other financial instruments include futures contracts and swap agreements.

13

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of February 29, 2008	$1,868	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Realized gain distributions received	2,565
Realized gain distributions paid	(3,358)
Change in unrealized appreciation/depreciation	7	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	—	—
Balance as of August 31, 2008	$1,082	$—

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an

14

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of substantial losses if the price of the underlying instrument increases during the term of the option. Options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund values exchange traded options at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. The Fund values options traded over-the-counter using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in loans to corporate, governmental, or other borrowers. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation in the loan agreement and only upon receipt by the lender of payments from the borrower and (ii) the Fund generally has no right to enforce compliance by the borrower of the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that has sold the participation in the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. The Fund had no loan agreements outstanding at the end of the period.

15

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Indexed securities

The Fund may invest in indexed securities. Indexed securities are securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which investing through conventional securities is difficult. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. The Fund had no indexed securities outstanding at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized

16

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and brokers whereby the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements expose the Fund to risk that the market value of the securities the Fund has sold under the agreement may decline below the price at which the Fund is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2008, the Fund did not participate in securities lending.

17

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,611,790,195	$16,894	$(64,933,373)	$(64,916,479)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

18

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund also incurs certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Recently issued accounting pronouncements

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

In September 2008, the FASB issued Statement of Financial Accounting Standards No. 133-1 ("SFAS 133-1"), Accounting for Derivative Instruments and Hedging Activities, and Interpretation of Financial Accounting Standards No. 45-4, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others — an interpretation of FASB Statements No. 5, 57, and 107

19

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

and rescission of FASB Interpretation No. 34 ("IFAS 45-1"). SFAS 133-1 and IFAS 45-4 are effective for interim periods ending after November 15, 2008. SFAS 133-1 and IFAS 45-4 require enhanced disclosures surrounding the Fund's selling of credit derivatives . The Manager is currently evaluating the impact the adoption of SFAS 133-1 and IFAS 45-4 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.10% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.10% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund incurs fees and expenses indirectly as a shareholder of the underlying funds. For the period ended August 31, 2008, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.002%	0.000%	0.000%	0.002%

20

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $3,522 and $1,840, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

For the period ended August 31, 2008, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$6,031,875	$4,026,875
Investments (non-U.S. Government securities)	1,146,030,102	300,671,383

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 82.99% of the shares outstanding of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. One of the shareholders is another fund of the Trust. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008, less than 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and 98.55% of the Fund's shares were held by accounts for which the Manager has investment discretion.

21

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	11,083,656	$101,171,675	30,453,972	$298,824,097
Shares issued to shareholders in reinvestment of distributions	204,585	1,883,202	765,476	7,192,263
Shares repurchased	(11,028,825)	(102,053,686)	(25,576,899)	(250,548,172)
Net increase (decrease)	259,416	$1,001,191	5,642,549	$55,468,188
	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class VI:	Shares	Amount	Shares	Amount
Shares sold	105,598,330	$963,317,354	26,087,987	$256,617,471
Shares issued to shareholders in reinvestment of distributions	1,236,591	11,394,023	4,455,602	41,858,762
Shares repurchased	(14,888,810)	(136,636,576)	(2,571,173)	(24,662,536)
Net increase (decrease)	91,946,111	$838,074,801	27,972,416	$273,813,697

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2008 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Short-Duration Collateral Fund	$678,684,117	$1,146,030,102	$299,300,000	$10,630,102	$—	$1,493,654,953
GMO Special Purpose Holding Fund	1,868	—	—	—	3,358	1,082
Totals	$678,685,985	$1,146,030,102	$299,300,000	$10,630,102	$3,358	$1,493,656,035

22

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

9.  Subsequent events

On September 7, 2008, Fannie Mae and Freddie Mac were placed into conservatorship by the U.S. Treasury, representing an event of default under credit default swaps through which the Fund sold credit protection. On October 8, 2008, the Fund realized losses aggregating $18,148,250 upon the resulting termination of the Fannie Mae (senior) and Freddie Mac (senior) credit default swaps shown on page 4 of the Schedule of Investments in this report.

Effective October 8, 2008, the Fund instituted a fee on cash redemptions of 0.96% of the amount redeemed. Effective October 21, 2008, the fee on cash redemptions was changed to 2.00% of the amount redeemed. For a complete discussion of this fee please refer to the GMO Trust prospectus, which can be obtained at www.gmo.com.

23

GMO Domestic Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. In

24

GMO Domestic Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests, noting in particular that the underlying funds do not charge any advisory fees. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements,

25

GMO Domestic Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

26

GMO Domestic Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.25%	$1,000.00	$987.30	$1.25
2) Hypothetical	0.25%	$1,000.00	$1,023.95	$1.28
Class VI
1) Actual	0.16%	$1,000.00	$987.80	$0.80
2) Hypothetical	0.16%	$1,000.00	$1,024.40	$0.82

*  Expenses are calculated using each Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

27

Subsequent Event (continued) -

As described more fully below, and in light of current extraordinary market conditions:

•  The Fixed Income Funds will honor nearly all redemptions in-kind during this period.

•  The Fixed Income Funds will, if deemed prudent by GMO, take temporary defensive measures (until GMO has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with a Fund's normal investment strategies) and may not achieve their respective investment objectives during this period.

* * * * * * *

As described elsewhere in the Prospectus, each of the Fixed Income Funds makes extensive use of derivatives to achieve its exposures to the fixed income markets and to pursue strategies intended to obtain returns in excess of its performance benchmark. Each of those Funds also invests a substantial portion of its assets in the GMO Short-Duration Collateral Fund ("SDCF") and/or the GMO World Opportunity Overlay Fund ("WOOF"). The principal risks of pursuing the Fixed Income Funds' strategies in this manner, including the risks of using derivatives, are discussed in greater detail in the Prospectus under the heading "Description of Principal Risks."

Very recent changes in the credit markets have reduced the liquidity for all types of fixed income securities, including the asset-backed securities held by all of the Fixed Income Funds either directly or indirectly through SDCF and WOOF. Contemporaneously, each Fixed Income Fund has also had a greater need for cash to provide margin for large swings in the mark-to-market obligations arising under the derivatives used by the Funds. In order to deal equitably with the demands for liquidity, on October 23, 2008 and October 27, 2008, SDCF declared and paid to all shareholders (including the Fixed Income Funds) a dividend in an aggregate amount equal to substantially all of the cash on hand in SDCF. Substantially all subsequent cash flows into SDCF from portfolio investments (and proceeds of dispositions by SDCF) are likewise expected to be declared and paid as dividends as practicable. All redemptions from SDCF and WOOF by other Fixed Income Funds (and any other shareholders) will be honored in-kind until further notice, using for this purpose (and to the extent practicable) securities deemed by GMO to be representative of the portfolio of SDCF and/or WOOF.

Each of the Fixed Income Funds uses its cash balance to meet its derivative collateral obligations and for other purposes. There is no assurance that a Fund's cash balance will be sufficient to meet that Fund's collateral obligations and, if it is not, the Fund would be required to liquidate other positions. That may include redeeming shares of SDCF and/or WOOF, in which case, as noted above, the Fixed Income Fund would receive redemption proceeds in-kind from SDCF and/or WOOF and would then be required to dispose of those assets (mostly asset-backed securities) in the current adverse market conditions.

To manage each Fixed Income Fund's cash collateral needs in these extraordinary market conditions, GMO reserves the right to reduce or eliminate the Fund's derivative exposures, including those that are intended to cause a Fixed Income Fund to track its benchmark more closely. To the extent that a Fixed Income Fund reduces those exposures, it will tend to cause the performance of that Fund to track its benchmark less closely and make the Fund's performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.

To address in part the management issues described above, nearly all redemptions from the Fixed Income Funds are expected to be in-kind for the foreseeable future. If redeeming shareholders from a Fixed Income Fund choose to dispose of assets received in-kind immediately, those dispositions will occur in the current extraordinary market conditions. To the extent that the Fixed Income Funds honor redemptions in cash, redeeming shareholders will bear the redemption fees described in more detail below. The Manager may impose a new purchase premium and/or redemption fee for any Fund at any time. The Manager also may modify or eliminate an existing purchase premium or redemption fee for any Fund at any time.

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by private placement memorandum, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	92.5%
Short-Term Investments	5.9
Options Purchased	3.9
Swaps	1.4
Forward Currency Contracts	0.0
Futures	0.0
Written Options	(2.1)
Other	(1.6)
100.0%

1

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 92.5%
	Asset-Backed Securities — 91.9%
	Auto Financing — 10.3%
10,000,000	BMW Vehicle Lease Trust, Series 07-1, Class A3B, Variable Rate, 1 mo. LIBOR + .24%, 2.71%, due 08/15/13	9,748,700
7,000,000	Capital Auto Receivable Asset Trust, Series 07-2, Class A4B, Variable Rate, 1 mo. LIBOR + .40%, 2.87%, due 02/18/14	6,753,600
11,000,000	Carmax Auto Owner Trust, Series 08-2, Class A4B, Variable Rate, 1 mo. LIBOR + 1.65%, 4.12%, due 08/15/13	10,622,578
5,585,000	Daimler Chrysler Auto Trust, Series 08-B, Class A4A, 5.32%, due 11/10/14	5,446,492
7,000,000	Daimler Chrysler Master Owner Trust, Series 06-A, Class A, Variable Rate, 1 mo. LIBOR + .03%, 2.50%, due 11/15/11	6,764,030
7,500,000	Ford Credit Auto Owner Trust, Series 06-C, Class A4B, Variable Rate, 1 mo. LIBOR + .04%, 2.51%, due 02/15/12	7,234,425
2,000,000	Ford Credit Auto Owner Trust, Series 07-B, Class A4B, Variable Rate, 1 mo. LIBOR + .38%, 2.85%, due 07/15/12	1,835,190
12,000,000	Ford Credit Floorplan Master Owner Trust, Series 06-3, Class A, Variable Rate, 1 mo. LIBOR + .18%, 2.65%, due 06/15/11	11,645,932
2,000,000	Ford Credit Floorplan Master Owner Trust, Series 06-4, Class A, Variable Rate, 1 mo. LIBOR + .25%, 2.72%, due 06/15/13	1,735,932
5,000,000	Merrill Auto Trust Securitization, Series 07-1, Class A4, Variable Rate, 1 mo. LIBOR + 0.06%, 2.53%, due 12/15/13	4,708,008
10,000,000	Merrill Auto Trust Securitization, Series 08-1, Class A4B, Variable Rate, 1 mo. LIBOR + 2.20%, 4.67%, due 04/15/15	9,744,141
14,000,000	Nissan Auto Receivables Owner Trust, Series 07-A, Class A4, Variable Rate, 1 mo. LIBOR, 2.47%, due 06/17/13	13,538,980
15,000,000	Sovereign Dealer Floor Plan Master Trust, Series 06-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .05%, 2.54%, due 08/15/11	14,379,450
10,000,000	Superior Wholesale Inventory Financing Trust, Series 04-A10, Class A, Variable Rate, 1 mo. LIBOR + .10%, 2.57%, due 09/15/11	9,509,100
3,000,000	Swift Master Auto Receivables Trust, Series 07-1, Class A, Variable Rate, 1 mo. LIBOR + .10%, 2.57%, due 06/15/12	2,681,536
8,000,000	Truck Retail Installment Paper Corp., Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .27%, 2.74%, due 12/15/16	7,559,440
14,000,000	World Omni Auto Receivables Trust, Series 07-A, Class A4, Variable Rate, 1 mo. LIBOR, 2.47%, due 11/15/12	13,522,740
	Total Auto Financing	137,430,274

See accompanying notes to the financial statements.

2

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Bank Loan Collateralized Debt Obligations — 1.1%
7,541,155	Arran Corp. Loans No. 1 B.V., Series 06-1A, Class A3, 144A, Variable Rate, 3 mo. LIBOR + .17%, 2.97%, due 06/20/25	7,390,332
7,200,000	Omega Capital Europe Plc, Series GLOB-5A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .25%, 3.04%, due 07/05/11	6,812,352
	Total Bank Loan Collateralized Debt Obligations	14,202,684
	Business Loans — 3.7%
1,958,697	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .37%, 2.84%, due 01/25/35	1,811,795
4,053,158	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 2.86%, due 01/25/36	3,555,025
10,000,000	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 1.30%, 3.77%, due 12/25/37	9,257,000
1,695,058	Capitalsource Commercial Loan Trust, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .12%, 2.59%, due 08/22/16	1,654,377
2,314,622	GE Business Loan Trust, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .24%, 2.71%, due 11/15/33	1,909,188
211,126	GE Commercial Loan Trust, Series 06-2, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .06%, 2.85%, due 04/19/15	208,571
13,000,000	GE Dealer Floorplan Master Trust, Series 07-2, Class A, Variable Rate, 1 mo. LIBOR + .01%, 2.48%, due 07/20/12	12,355,195
2,611,981	Lehman Brothers Small Balance Commercial, Series 05-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 2.72%, due 02/25/30	2,225,616
1,893,204	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 2.72%, due 09/25/30	1,576,239
6,439,008	Lehman Brothers Small Balance Commercial, Series 07-2A, Class 1A1, 144A, Variable Rate, 1 mo. LIBOR + .12%, 2.59%, due 06/25/37	6,202,462
1,341,842	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A1, 144A, Variable Rate, 1 mo. LIBOR + .65%, 3.12%, due 10/25/37	1,291,098
3,000,000	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, Variable Rate, 1 mo. LIBOR + .85%, 3.32%, due 10/25/37	2,579,292
5,000,000	Navistar Financial Dealer Note Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 2.58%, due 02/25/13	4,771,000
	Total Business Loans	49,396,858

See accompanying notes to the financial statements.

3

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	CMBS — 4.4%
3,426,664	Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PW10, Class A1, 5.09%, due 12/11/40	3,423,923
7,000,000	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, Variable Rate, 1 mo. LIBOR + .12%, 2.59%, due 07/15/44	6,706,000
13,000,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, Variable Rate, 1 mo. LIBOR + .13%, 2.60%, due 12/15/20	11,817,000
7,000,000	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.30%, due 11/10/45	6,948,594
4,000,000	GE Capital Commercial Mortgage Corp., Series 06-C1, Class A2, Variable Rate, 5.52%, due 03/10/44	3,970,000
1,700,246	Greenwich Capital Commercial Funding Corp., Series 06-FL4A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 2.55%, due 11/05/21	1,598,231
7,000,000	GS Mortgage Securities Corp., Series 06-GG6, Class A2, 5.51%, due 04/10/38	6,903,750
1,097,961	Lehman Brothers Floating Rate Commercial, Series 06-LLFA, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 2.55%, due 09/15/21	1,021,103
6,000,000	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, Variable Rate, 5.80%, due 05/12/39	5,982,656
3,000,000	Morgan Stanley Capital I, Series 06-IQ11, Class A3, 5.91%, due 10/15/42	2,828,310
7,890,862	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 2.56%, due 09/15/21	7,220,139
	Total CMBS	58,419,706
	CMBS Collateralized Debt Obligations — 1.0%
7,480,000	American Capital Strategies Ltd Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .80%, 3.61%, due 11/23/52	1,271,600
7,000,000	Guggenheim Structured Real Estate Funding, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .32%, 2.79%, due 08/26/30	6,230,000
7,400,000	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .33%, 2.80%, due 05/25/46	6,243,750
	Total CMBS Collateralized Debt Obligations	13,745,350

See accompanying notes to the financial statements.

4

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Credit Cards — 20.9%
2,000,000	Advanta Business Card Master Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR + .06%, 2.53%, due 04/20/12	1,864,360
6,000,000	American Express Credit Account Master Trust, Series 04-1, Class A, Variable Rate, 1 mo. LIBOR + .08%, 2.55%, due 09/15/11	5,981,640
5,000,000	American Express Credit Account Master Trust, Series 04-4, Class A, Variable Rate, 1 mo. LIBOR + .09%, 2.56%, due 03/15/12	4,966,355
10,000,000	American Express Credit Account Master Trust, Series 05-5, Class A, Variable Rate, 1 mo. LIBOR + .04%, 2.51%, due 02/15/13	9,825,000
4,500,000	American Express Credit Account Master Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .03%, 2.50%, due 12/15/13	4,351,815
5,000,000	American Express Issuance Trust, Series 07-1, Class A, Variable Rate, 1 mo. LIBOR + .20%, 2.67%, due 09/15/11	4,897,200
6,000,000	Arran, Series 05-A, Class A, Variable Rate, 1 mo. LIBOR + .02%, 2.49%, due 12/15/10	5,940,000
1,000,000	Bank One Issuance Trust, Series 03-A10, Class A10, Variable Rate, 1 mo. LIBOR + .11%, 2.58%, due 06/15/11	997,900
5,000,000	Capital One Master Trust, Series 02-1A, Class A, Variable Rate, 1 mo. LIBOR + .20%, 2.67%, due 11/15/11	4,953,125
9,000,000	Capital One Multi-Asset Execution Trust, Series 08-A6, Class A6, Variable Rate, 1 mo. LIBOR + 1.10%, 3.57%, due 03/17/14	8,826,300
5,000,000	Capital One Multi-Asset Execution Trust, Series 04-A7, Class A7, Variable Rate, 3 mo. LIBOR + .15%, 2.95%, due 06/16/14	4,763,844
11,000,000	Capital One Multi-Asset Execution Trust, Series 06-A14, Class A, Variable Rate, 1 mo. LIBOR + .01%, 2.48%, due 08/15/13	10,693,100
9,000,000	Charming Shoppes Master Trust, Series 07-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 3.72%, due 09/15/17	8,394,210
3,000,000	Chase Credit Card Master Trust, Series 03-5, Class A, Variable Rate, 1 mo. LIBOR + .12%, 2.59%, due 01/17/11	2,999,460
2,000,000	Chase Issuance Trust, Series 05-A3, Class A, Variable Rate, 1 mo. LIBOR + .02%, 2.49%, due 10/17/11	1,992,860
11,000,000	Chase Issuance Trust, Series 05-A6, Class A6, Variable Rate, 1 mo. LIBOR + 0.07%, 2.54%, due 07/15/14	10,560,000
4,500,000	Chase Issuance Trust, Series 07-A1, Class A1, Variable Rate, 1 mo. LIBOR + .02%, 2.49%, due 03/15/13	4,377,938
11,000,000	Chase Issuance Trust, Series 07-A11, Class A11, Variable Rate, 1 mo. LIBOR, 2.47%, due 07/16/12	10,759,829

See accompanying notes to the financial statements.

5

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Credit Cards — Continued
9,000,000	Citibank Credit Card Issuance Trust, Series 01-A7, Class A7, Variable Rate, 3 mo. LIBOR + .14%, 2.94%, due 08/15/13	8,761,500
2,000,000	Citibank Credit Card Issuance Trust, Series 06-A6, Class A6, Variable Rate, 1 mo. LIBOR + .01%, 2.48%, due 05/24/12	1,968,000
10,700,000	Citibank OMNI Master Trust, Series 07-A9A, Class A9, 144A, Variable Rate, 1 mo. LIBOR + 1.10%, 3.57%, due 12/23/13	10,619,750
10,000,000	Discover Card Master Trust I, Series 04-2, Class A2, Variable Rate, 1 mo. LIBOR + .07%, 2.54%, due 05/15/12	9,859,800
5,000,000	Discover Card Master Trust I, Series 05-3, Class A, Variable Rate, 1 mo. LIBOR + .02%, 2.51%, due 05/15/11	4,979,750
5,000,000	Discover Card Master Trust I, Series 05-4, Class A1, Variable Rate, 1 mo. LIBOR + .06%, 2.55%, due 06/18/13	4,790,600
6,150,000	Discover Card Master Trust I, Series 06-2, Class A1, Variable Rate, 1 mo. LIBOR, 2.47%, due 01/17/12	6,069,312
3,000,000	Discover Card Master Trust I, Series 06-2, Class A2, Variable Rate, 1 mo. LIBOR + .03%, 2.52%, due 01/16/14	2,847,480
5,000,000	Discover Card Master Trust I, Series 96-4, Class A, Variable Rate, 1 mo. LIBOR + 0.38%, 2.86%, due 10/16/13	4,797,266
12,000,000	First National Master Note Trust, Series 07-2, Class A, Variable Rate, 1 mo. LIBOR + .75%, 3.22%, due 11/15/12	11,685,000
7,000,000	GE Capital Credit Card Master Note Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 2.51%, due 03/15/13	6,642,923
5,000,000	GE Capital Credit Card Master Note Trust, Series 07-3, Class A1, Variable Rate, 1 mo. LIBOR + .01%, 2.48%, due 06/15/13	4,836,719
12,000,000	Household Credit Card Master Note Trust I, Series 07-1, Class A, Variable Rate, 1 mo. LIBOR + .05%, 2.52%, due 04/15/13	11,625,000
6,000,000	Household Credit Card Master Note Trust I, Series 07-2, Class A, Variable Rate, 1 mo. LIBOR + .55%, 3.02%, due 07/15/13	5,842,500
17,000,000	HSBC Private Label Credit Card Master Note, Series 07-1, Class A, Variable Rate, 1 mo. LIBOR + .02%, 2.51%, due 12/16/13	16,532,500
7,500,000	MBNA Credit Card Master Note Trust, Series 04-A8, Class A8, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 01/15/14	7,256,850
9,150,000	MBNA Master Credit Card Trust, Series 01-B, Class A, Variable Rate, 1 mo. LIBOR + 0.26%, 2.73%, due 08/15/13	8,894,443
5,000,000	National City Credit Card Master Trust, Series 08-3, Class A, Variable Rate, 1 mo. LIBOR + 1.80%, 4.27%, due 05/15/13	4,887,500

See accompanying notes to the financial statements.

6

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Credit Cards — Continued
7,000,000	Pillar Funding Plc, Series 04-2, Class A, 144A, Variable Rate, 3 mo. LIBOR + .14%, 2.92%, due 09/15/11	6,729,590
16,500,000	Turquoise Card Backed Securities Plc, Series 06-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .01%, 2.48%, due 05/16/11	16,211,250
15,400,000	World Financial Network Credit Card Master Trust, Series 04-A, Class A, Variable Rate, 1 mo. LIBOR + .18%, 2.65%, due 03/15/13	14,996,828
2,000,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .13%, 2.60%, due 02/15/17	1,725,600
	Total Credit Cards	279,705,097
	Equipment Leases — 1.3%
3,965,620	CNH Equipment Trust, Series 05-A, Class A4A, Variable Rate, 1 mo. LIBOR + .04%, 2.51%, due 06/15/12	3,928,145
4,500,000	CNH Equipment Trust, Series 07-B, Class A3B, Variable Rate, 1 mo. LIBOR + .60%, 3.07%, due 10/17/11	4,409,865
9,000,000	GE Equipment Midticket LLC, Series 07-1, Class A3B, Variable Rate, 1 mo. LIBOR + .25%, 2.71%, due 06/14/11	8,842,500
	Total Equipment Leases	17,180,510
	Insurance Premiums — 0.9%
3,000,000	AICCO Premium Finance Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .08%, 2.55%, due 04/15/10	2,973,300
10,000,000	AICCO Premium Finance Master Trust, Series 07-AA, Class A, 144A, Variable Rate, 1 mo. LIBOR + .05%, 2.52%, due 12/15/11	9,240,625
	Total Insurance Premiums	12,213,925
	Insured Auto Financing — 6.9%
5,000,000	Aesop Funding II LLC, Series 05-1A, Class A3, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .12%, 2.59%, due 04/20/11	4,684,400
7,000,000	Aesop Funding II LLC, Series 06-1, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .22%, 2.69%, due 03/20/12	6,275,640
5,282,825	AmeriCredit Automobile Receivables Trust, Series 05-BM, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .08%, 2.54%, due 05/06/12	4,924,133
4,000,000	AmeriCredit Automobile Receivables Trust, Series 07-AX, Class A4, XL, Variable Rate, 1 mo. LIBOR + .04%, 2.50%, due 10/06/13	3,525,000

See accompanying notes to the financial statements.

7

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Auto Financing — Continued
8,000,000	AmeriCredit Automobile Receivables Trust, Series 07-CM, Class A3B, MBIA, Variable Rate, 1 mo. LIBOR + .03%, 2.49%, due 05/07/12	7,550,424
3,000,000	AmeriCredit Automobile Receivables Trust, Series 07-DF, Class A4B, FSA, Variable Rate, 1 mo. LIBOR + .80%, 3.26%, due 06/06/14	2,433,858
7,000,000	AmeriCredit Prime Automobile Receivables Trust, Series 07-2M, Class A4B, MBIA, Variable Rate, 1 mo. LIBOR + .50%, 2.96%, due 03/08/16	5,820,920
7,000,000	ARG Funding Corp., Series 05-2A, Class A3, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .14%, 2.62%, due 05/20/10	6,762,755
6,000,000	Capital One Auto Finance Trust, Series 06-B, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .02%, 2.48%, due 07/15/13	5,598,780
12,000,000	Capital One Auto Finance Trust, Series 07-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .02%, 2.49%, due 11/15/13	10,584,240
2,000,000	Capital One Auto Finance Trust, Series 07-C, Class A3B, FGIC, Variable Rate, 1 mo. LIBOR + .51%, 2.98%, due 04/16/12	1,853,840
3,000,000	Hertz Vehicle Financing LLC, Series 05-1A, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .14%, 2.61%, due 02/25/10	2,949,119
2,000,000	Hertz Vehicle Financing LLC, Series 05-2A, Class A5, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .25%, 2.72%, due 11/25/11	1,750,115
13,000,000	Santander Drive Auto Receivables Trust, Series 07-3, Class A4B, FGIC, Variable Rate, 1 mo. LIBOR + .65%, 3.12%, due 10/15/14	10,995,400
13,000,000	Triad Auto Receivables Owner Trust, Series 07-B, Class A4B, FSA, Variable Rate, 1 mo. LIBOR + 1.20%, 3.66%, due 07/14/14	12,350,000
4,572,524	UPFC Auto Receivables Trust, Series 06-B, Class A3, AMBAC, 5.01%, due 08/15/12	4,446,963
	Total Insured Auto Financing	92,505,587
	Insured Credit Cards — 0.5%
7,000,000	Cabela's Master Credit Card Trust, Series 04-2A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .12%, 2.59%, due 03/15/11	6,896,320
	Insured Other — 1.3%
5,500,000	DB Master Finance LLC, Series 06-1, Class A2, 144A, AMBAC, 5.78%, due 06/20/31	4,548,716
4,023,251	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .20%, 2.69%, due 09/15/41	3,420,890
4,050,282	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .20%, 2.69%, due 12/15/41	3,493,692

See accompanying notes to the financial statements.

8

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Other — Continued
5,724,795	TIB Card Receivables Fund, 144A, FGIC, Variable Rate, 3 mo. LIBOR + .25%, 3.04%, due 01/05/14	4,855,199
10,200,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	1,315,800
	Total Insured Other	17,634,297
	Insured Residential Asset-Backed Securities (United States) — 0.8%
13,105,096	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, Variable Rate, 1 mo. LIBOR + .21%, 2.68%, due 07/25/34	10,157,760
	Insured Residential Mortgage-Backed Securities (United States) — 0.1%
1,564,787	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, Variable Rate, 1 mo. LIBOR + .19%, 2.66%, due 11/25/35	1,307,849
	Insured Time Share — 0.6%
1,563,394	Cendant Timeshare Receivables Funding LLC, Series 05-1A, Class A2, 144A, FGIC, Variable Rate, 1 mo. LIBOR + .18%, 2.65%, due 05/20/17	1,344,275
1,446,536	Sierra Receivables Funding Co., Series 06-1A, Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 05/20/18	1,223,275
6,734,205	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + 1.00%, 3.47%, due 09/20/19	5,734,802
	Total Insured Time Share	8,302,352
	Insured Transportation — 0.5%
8,000,000	CLI Funding LLC, Series 06-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .18%, 2.64%, due 08/18/21	6,480,000
	Investment Grade Corporate Collateralized Debt Obligations — 4.0%
2,000,000	Morgan Stanley ACES SPC, Series 04-12, Class A, 144A, Variable Rate, 3 mo. LIBOR + .60%, 3.39%, due 08/05/09	1,900,000
5,000,000	Morgan Stanley ACES SPC, Series 04-15, Class II, 144A, Variable Rate, 3 mo. LIBOR + .65%, 3.45%, due 12/20/09	4,652,500
3,000,000	Morgan Stanley ACES SPC, Series 04-15, Class III, 144A, Variable Rate, 3 mo. LIBOR + .75%, 3.55%, due 12/20/09	2,715,000
6,000,000	Morgan Stanley ACES SPC, Series 04-16, Class I, 144A, Variable Rate, 3 mo. LIBOR + .40%, 3.19%, due 08/05/09	5,814,000
3,000,000	Morgan Stanley ACES SPC, Series 05-10, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .52%, 3.32%, due 03/20/10	2,718,000

See accompanying notes to the financial statements.

9

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Investment Grade Corporate Collateralized Debt Obligations — Continued
6,000,000	Morgan Stanley ACES SPC, Series 05-15, Class A, 144A, Variable Rate, 3 mo. LIBOR + .40%, 3.20%, due 12/20/10	5,496,000
3,000,000	Morgan Stanley ACES SPC, Series 05-2A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .45%, 3.25%, due 03/20/10	2,766,000
9,000,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .29%, 3.09%, due 06/20/13	6,097,500
10,000,000	Prism Orso Trust, Series 04-MAPL, Class CERT, 144A, Variable Rate, 3 mo. LIBOR + .70%, 3.50%, due 08/01/11	9,283,000
9,000,000	Reve SPC, 144A, Variable Rate, 3 mo. LIBOR + .22%, 3.02%, due 03/20/14	6,896,250
7,000,000	Salisbury International Investments Ltd., Variable Rate, 3 mo. LIBOR + .42%, 3.22%, due 06/22/10	5,785,500
	Total Investment Grade Corporate Collateralized Debt Obligations	54,123,750
	Residential Asset-Backed Securities (United States) — 16.9%
4,478,419	Accredited Mortgage Loan Trust, Series 07-1, Class A1, Variable Rate, 1 mo. LIBOR + .05%, 2.52%, due 02/25/37	4,321,016
101,802	ACE Securities Corp., Series 05-AG1, Class A2B, Variable Rate, 1 mo. LIBOR + .21%, 2.68%, due 08/25/35	99,257
1,534,000	ACE Securities Corp., Series 05-ASP1, Class A2C, Variable Rate, 1 mo. LIBOR + .27%, 2.74%, due 09/25/35	1,227,200
504,440	ACE Securities Corp., Series 05-SDI, Class A1, Variable Rate, 1 mo. LIBOR + .40%, 2.87%, due 11/25/50	343,019
10,000,000	ACE Securities Corp., Series 06-ASP5, Class A2C, Variable Rate, 1 mo. LIBOR + .18%, 2.65%, due 10/25/36	5,795,700
844,592	ACE Securities Corp., Series 06-CW1, Class A2A, Variable Rate, 1 mo. LIBOR + .05%, 2.52%, due 07/25/36	812,405
5,000,000	ACE Securities Corp., Series 06-CW1, Class A2B, Variable Rate, 1 mo. LIBOR + .10%, 2.57%, due 07/25/36	4,575,000
13,000,000	ACE Securities Corp., Series 06-HE2, Class A2C, Variable Rate, 1 mo. LIBOR + .16%, 2.63%, due 05/25/36	9,860,110
3,500,000	ACE Securities Corp., Series 06-HE3, Class A2B, Variable Rate, 1 mo. LIBOR + .09%, 2.56%, due 06/25/36	3,268,125
1,270,253	ACE Securities Corp., Series 06-SL1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 2.63%, due 09/25/35	317,563
2,578,842	ACE Securities Corp., Series 06-SL3, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 2.57%, due 06/25/36	577,661

See accompanying notes to the financial statements.

10

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — Continued
3,000,000	ACE Securities Corp., Series 06-SL3, Class A2, Variable Rate, 1 mo. LIBOR + .17%, 2.64%, due 06/25/36	435,000
1,801,218	ACE Securities Corp., Series 06-SL4, Class A1, Variable Rate, 1 mo. LIBOR + .12%, 2.59%, due 09/25/36	414,280
5,512,178	ACE Securities Corp., Series 07-ASL1, Class A2, Variable Rate, 1 mo. LIBOR + .17%, 2.64%, due 12/25/36	992,192
4,112,622	ACE Securities Corp., Series 07-WM1, Class A2A, Variable Rate, 1 mo. LIBOR + .07%, 2.54%, due 11/25/36	3,266,245
14,000,000	Argent Securities, Inc., Series 06-M1, Class AC2, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 07/25/36	8,973,125
12,000,000	Argent Securities, Inc., Series 06-M2, Class A2B, Variable Rate, 1 mo. LIBOR + .11%, 2.58%, due 09/25/36	10,742,880
7,000,000	Argent Securities, Inc., Series 06-M2, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 09/25/36	3,500,000
5,006,432	Argent Securities, Inc., Series 06-W2, Class A2B, Variable Rate, 1 mo. LIBOR + .19%, 2.66%, due 03/25/36	4,460,981
8,131,920	Argent Securities, Inc., Series 06-W4, Class A2B, Variable Rate, 1 mo. LIBOR + .11%, 2.58%, due 05/25/36	7,921,954
2,500,000	Argent Securities, Inc., Series 06-W5, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 06/25/36	1,789,453
4,500,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3B, Variable Rate, 1 mo. LIBOR + .11%, 2.58%, due 10/25/36	4,054,219
3,000,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 10/25/36	1,992,656
775,834	Asset Backed Funding Certificates, Series 06-OPT3, Class A3A, Variable Rate, 1 mo. LIBOR + .06%, 2.53%, due 11/25/36	737,043
10,856,422	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .22%, 2.69%, due 05/25/37	9,679,178
6,500,000	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 2.97%, due 02/28/40	5,558,262
4,806,462	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 2.58%, due 11/25/36	4,308,512
6,000,000	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, Variable Rate, 1 mo. LIBOR + .20%, 2.67%, due 11/25/36	3,886,200
3,884,551	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + .16%, 2.63%, due 02/25/37	878,297

See accompanying notes to the financial statements.

11

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — Continued
3,000,000	Centex Home Equity, Series 06-A, Class AV3, Variable Rate, 1 mo. LIBOR + .16%, 2.63%, due 06/25/36	2,532,600
3,500,000	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, Variable Rate, 1 mo. LIBOR + .16%, 2.63%, due 12/25/36	1,855,350
8,000,000	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH4, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 11/25/36	6,059,200
9,712,000	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, Variable Rate, 1 mo. LIBOR + .14%, 2.61%, due 02/25/37	7,763,530
3,958,906	Countrywide Asset-Backed Certificates, Series 06-BC5, Class 2A1, Variable Rate, 1 mo. LIBOR + .08%, 2.55%, due 03/25/37	3,714,567
1,815,967	Credit-Based Asset Servicing & Securitization, Series 06-RP1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .11%, 2.58%, due 04/25/36	1,766,596
5,000,000	Fremont Home Loan Trust, Series 06-B, Class 2A3, Variable Rate, 1 mo. LIBOR + .16%, 2.63%, due 08/25/36	2,887,500
3,003,278	GE-WMC Mortgage Securities, Series 05-2, Class A2B, Variable Rate, 1 mo. LIBOR + .17%, 2.64%, due 12/25/35	2,898,163
10,000,000	GE-WMC Mortgage Securities, Series 06-1, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 08/25/36	6,935,000
1,550,955	Household Home Equity Loan Trust, Series 05-2, Class A2, Variable Rate, 1 mo. LIBOR + .31%, 2.78%, due 01/20/35	1,257,243
1,141,036	Household Home Equity Loan Trust, Series 05-3, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 2.76%, due 01/20/35	932,084
7,450,195	Household Home Equity Loan Trust, Series 06-2, Class A1, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 03/20/36	6,740,117
9,000,000	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, Variable Rate, 1 mo. LIBOR + .12%, 2.59%, due 12/25/36	4,050,000
1,994,876	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 2.72%, due 10/25/35	1,796,785
5,000,000	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 03/25/36	3,148,500
3,000,000	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 06/25/36	1,620,000
6,760,000	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 08/25/36	3,282,656
4,000,000	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, Variable Rate, 1 mo. LIBOR + .16%, 2.63%, due 10/25/36	2,280,800

See accompanying notes to the financial statements.

12

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — Continued
2,237,628	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 2.63%, due 03/25/36	501,005
4,300,163	Merrill Lynch Mortgage Trust, Series 06-SD1, Class A, Variable Rate, 1 mo. LIBOR + .28%, 2.75%, due 01/25/47	3,748,532
3,000,000	Morgan Stanley Home Equity Loans, Series 06-3, Class A3, Variable Rate, 1 mo. LIBOR + .16%, 2.63%, due 04/25/36	1,800,000
2,500,000	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 11/25/36	1,500,000
10,000,000	Nationstar Home Equity Loan Trust, Series 06-B, Class AV3, Variable Rate, 1 mo. LIBOR + .17%, 2.64%, due 09/25/36	8,323,437
10,000,000	Nomura Home Equity Loan, Inc., Series 06-HE3, Class 2A3, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 07/25/36	6,400,000
326,103	Option One Mortgage Loan Trust, Series 05-3, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 2.72%, due 08/25/35	285,850
357,775	People's Choice Home Loan Securities Trust, Series 05-3, Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 2.74%, due 08/25/35	314,265
3,687,571	People's Choice Home Loan Securities Trust, Series 05-4, Class 1A2, Variable Rate, 1 mo. LIBOR + .26%, 2.73%, due 12/25/35	3,189,011
1,132,587	Residential Asset Mortgage Products, Inc., Series 05-RS4, Class A3, Variable Rate, 1 mo. LIBOR + .23%, 2.70%, due 04/25/35	1,073,834
8,000,000	Saxon Asset Securities Trust, Series 06-3, Class A2, Variable Rate, 1 mo. LIBOR + .11%, 2.58%, due 11/25/36	6,684,665
10,000,000	Securitized Asset-Backed Receivables LLC Trust, Series 06-HE1, Class A2C, Variable Rate, 1 mo. LIBOR + .16%, 2.63%, due 07/25/36	7,007,700
4,025,591	Security National Mortgage Loan Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .29%, 2.76%, due 10/25/36	3,784,056
995,083	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, Variable Rate, 1 mo. LIBOR + .26%, 2.73%, due 10/25/35	718,052
8,085,783	Soundview Home Equity Loan Trust, Series 07-NS1, Class A1, Variable Rate, 1 mo. LIBOR + .12%, 2.59%, due 01/25/37	7,670,124
4,000,000	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 06/25/37	3,248,594
3,000,000	Structured Asset Investment Loan Trust, Series 06-1, Class A3, Variable Rate, 1 mo. LIBOR + .20%, 2.67%, due 01/25/36	2,541,609
2,120,041	Structured Asset Securities Corp., Series 05-S6, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 2.76%, due 11/25/35	1,060,020
	Total Residential Asset-Backed Securities (United States)	226,158,978

See accompanying notes to the financial statements.

13

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (Australian) — 3.4%
1,927,153	Australian Mortgage Securities II, Series G3, Class A1A, Variable Rate, 3 mo. LIBOR + .21%, 3.00%, due 01/10/35	1,843,187
2,524,834	Crusade Global Trust, Series 04-2, Class A1, Variable Rate, 3 mo. LIBOR + .13%, 2.94%, due 11/19/37	2,364,770
3,891,369	Crusade Global Trust, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .06%, 2.85%, due 07/20/38	3,583,087
2,561,418	Crusade Global Trust, Series 06-2, Class A1, Variable Rate, 3 mo. LIBOR + 0.06%, 2.86%, due 11/15/37	2,390,187
11,162,149	Interstar Millennium Trust, Series 04-2G, Class A, Variable Rate, 3 mo. LIBOR + .20%, 2.98%, due 03/14/36	10,428,349
5,472,110	Interstar Millennium Trust, Series 05-1G, Class A, Variable Rate, 3 mo. LIBOR + .12%, 2.82%, due 12/08/36	5,178,258
2,382,492	Medallion Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .08%, 2.88%, due 05/10/36	2,253,311
3,654,439	Medallion Trust, Series 07-1G, Class A1, Variable Rate, 3 mo. LIBOR + .04%, 2.85%, due 02/27/39	3,511,477
1,785,558	National RMBS Trust, Series 04-1, Class A1, Variable Rate, 3 mo. LIBOR + .11%, 2.91%, due 03/20/34	1,685,388
5,502,448	National RMBS Trust, Series 06-3, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .07%, 2.86%, due 10/20/37	5,182,095
6,312,500	Puma Finance Ltd., Series G5, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .07%, 2.88%, due 02/21/38	5,830,856
1,504,266	Westpac Securitization Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .07%, 2.87%, due 03/23/36	1,413,017
	Total Residential Mortgage-Backed Securities (Australian)	45,663,982
	Residential Mortgage-Backed Securities (European) — 6.9%
11,000,000	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, Variable Rate, 3 mo. LIBOR + .11%, 2.91%, due 09/20/66	10,642,500
4,000,000	Arkle Master Issuer Plc, Series 06-1A, Class 3A, 144A, Variable Rate, 3 mo. LIBOR + .05%, 2.86%, due 08/17/11	3,908,400
3,500,000	Arkle Master Issuer Plc, Series 06-1A, Class 4A1, 144A, Variable Rate, 3 mo. LIBOR + .09%, 2.90%, due 02/17/52	3,255,000
10,000,000	Arran Residential Mortgages Funding Plc, Series 06-2A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .05%, 2.85%, due 09/20/56	9,800,000
7,000,000	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, Variable Rate, 3 mo. LIBOR + .10%, 2.89%, due 01/13/39	6,454,000

See accompanying notes to the financial statements.

14

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (European) — Continued
1,385,678	Gracechurch Mortgage Funding Plc, Series 1A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 2.86%, due 10/11/41	1,341,918
7,101,792	Granite Master Issuer Plc, Series 06-3, Class A3, Variable Rate, 3 mo. LIBOR + .04%, 2.83%, due 12/20/54	6,953,364
10,000,000	Holmes Financing Plc, Series 10A, Class 4A1, 144A, Variable Rate, 3 mo. LIBOR + .08%, 2.87%, due 07/15/40	9,591,200
13,290,697	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, Variable Rate, 3 mo. LIBOR + .06%, 2.76%, due 12/10/43	12,924,272
1,359,400	Leek Finance Plc, Series 15A, Class AB, 144A, Variable Rate, 3 mo. LIBOR + .14%, 2.94%, due 03/21/37	1,298,227
4,826,100	Leek Finance Plc, Series 16A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .16%, 2.96%, due 09/21/37	4,416,364
3,000,000	Mound Financing Plc, Series 5A, Class 2A, 144A, Variable Rate, 3 mo. LIBOR + .04%, 2.84%, due 05/08/16	2,919,360
3,617,256	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, Variable Rate, 3 mo. LIBOR + .11%, 2.91%, due 11/15/38	3,159,456
3,523,061	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, Variable Rate, 3 mo. LIBOR +0.1%, 2.88%, due 09/15/39	3,275,143
3,000,000	Permanent Master Issuer Plc, Series 06-1, Class 5A, Variable Rate, 3 mo. LIBOR + 0.11%, 2.90%, due 07/15/33	2,836,500
5,000,000	Permanent Master Issuer Plc, Series 07-1, Class 4A, Variable Rate, 3 mo. LIBOR + .08%, 2.87%, due 10/15/33	4,694,800
5,147,273	RMAC Securities Plc, Series 06-NS4A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 2.86%, due 06/12/25	5,084,476
	Total Residential Mortgage-Backed Securities (European)	92,554,980
	Residential Mortgage-Backed Securities (United States) — 0.0%
568,502	GreenPoint Mortgage Funding Trust, Series 05-HE4, Class 2A3C, Variable Rate, 1 mo. LIBOR + .25%, 2.72%, due 07/25/30	562,017
	Student Loans — 5.4%
5,000,000	College Loan Corp. Trust, Series 04-1, Class A2, Variable Rate, 3 mo. LIBOR + .11%, 2.91%, due 04/25/16	4,944,765
7,160,000	College Loan Corp. Trust, Series 07-1, Class A1, Variable Rate, 3 mo. LIBOR + .01%, 2.81%, due 01/25/23	7,041,860
4,000,000	College Loan Corp. Trust, Series 07-2, Class A1, Variable Rate, 3 mo. LIBOR + .25%, 3.05%, due 01/25/24	3,957,356

See accompanying notes to the financial statements.

15

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Student Loans — Continued
1,701,428	Goal Capital Funding Trust, Series 06-1, Class A1, Variable Rate, 3 mo. LIBOR, 2.81%, due 08/25/20	1,691,712
1,294,307	Keycorp Student Loan Trust, Series 05-A, Class 2A1, Variable Rate, 3 mo. LIBOR + .05%, 2.86%, due 09/27/21	1,267,528
2,061,000	Montana Higher Education Student Assistance Corp., Series 05-1, Class A, Variable Rate, 3 mo. LIBOR + .04%, 2.84%, due 06/20/15	2,027,406
8,000,000	National Collegiate Student Loan Trust, Series 05-2, Class A2, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 02/25/26	7,434,640
1,652,236	National Collegiate Student Loan Trust, Series 06-1, Class A2, Variable Rate, 1 mo. LIBOR + .14%, 2.61%, due 08/25/23	1,575,981
3,533,141	National Collegiate Student Loan Trust, Series 06-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 2.55%, due 08/26/19	3,215,158
8,000,000	SLM Student Loan Trust, Series 05-3, Class A4, Variable Rate, 3 mo. LIBOR + .07%, 2.87%, due 04/27/20	7,640,000
1,030,673	SLM Student Loan Trust, Series 05-4, Class A1, Variable Rate, 3 mo. LIBOR + .01%, 2.81%, due 10/26/15	1,022,118
5,223,417	SLM Student Loan Trust, Series 06-A, Class A2, Variable Rate, 3 mo. LIBOR + .03%, 3.09%, due 10/15/15	5,146,698
14,000,000	SLM Student Loan Trust, Series 07-2, Class A2, Variable Rate, 3 mo. LIBOR, 2.80%, due 07/25/17	13,483,680
4,241,334	SLM Student Loan Trust, Series 07-5, Class A1, Variable Rate, 3 mo. LIBOR - .01%, 2.79%, due 07/25/13	4,222,778
7,500,000	SLM Student Loan Trust, Series 07-6, Class A2, Variable Rate, 3 mo. LIBOR + .25%, 3.05%, due 01/25/19	7,211,250
	Total Student Loans	71,882,930
	Trade Receivables — 1.0%
14,000,000	ABS Global Finance Plc, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .10%, 2.57%, due 12/17/10	13,783,000
	Total Asset-Backed Securities	1,230,308,206
	Corporate Debt — 0.4%
5,000,000	TIAA Global Markets, 144A, Variable Rate, 3 mo. LIBOR + .10%, 2.89%, due 01/12/11	4,926,951

See accompanying notes to the financial statements.

16

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($) / Principal Amount		Description	Value ($)
		U.S. Government Agency — 0.2%
	2,032,554	Agency for International Development Floater (Support of Jamaica), Variable Rate, 4 mo. LIBOR + .30%, 2.95%, due 10/01/18	2,032,554
	1,000,000	U.S. Department of Transportation, 144A, 6.00%, due 12/07/21	1,056,950
		Total U.S. Government Agency	3,089,504
		TOTAL DEBT OBLIGATIONS (COST $1,389,567,977)	1,238,324,661
		OPTIONS PURCHASED — 3.9%
		Options on Interest Rates — 1.6%
AUD	400,000,000	Floor on 3 Month AUD BBSW LIBOR Call, Expires 06/10/09, Strike 8.15%	2,898,616
GBP	150,000,000	Floor on 3 Month GBP LIBOR Call, Expires 09/13/09, Strike 5.40%	254,514
GBP	150,000,000	Floor on 3 Month GBP LIBOR Call, Expires 09/13/09, Strike 6.40%	1,639,140
USD	1,400,000,000	USD 3 Month LIBOR Cap Call, Expires 03/17/10, Strike 2.59%	11,221,210
USD	300,000,000	USD 3 Month LIBOR Cap Call, Expires 04/15/10, Strike 2.64%	2,382,390
USD	1,400,000,000	USD 3 Month LIBOR Floor Call, Expires 03/17/10, Strike 2.59%	2,181,942
USD	300,000,000	USD 3 Month LIBOR Floor Call, Expires 04/15/10, Strike 2.64%	547,065
			21,124,877
		Options on Interest Rate Swaps — 2.3%
EUR	225,000,000	EUR Swaption Call, Expires 01/07/09, Strike 4.10%	37,966
EUR	225,000,000	EUR Swaption Call, Expires 01/14/09, Strike 3.91%	18,050
EUR	150,000,000	EUR Swaption Call, Expires 02/12/10, Strike 3.85%	375,249
EUR	150,000,000	EUR Swaption Call, Expires 02/22/10, Strike 3.95%	447,452
EUR	225,000,000	EUR Swaption Put, Expires 01/07/09, Strike 4.10%	2,756,828
EUR	225,000,000	EUR Swaption Put, Expires 01/14/09, Strike 3.91%	3,243,569
GBP	14,000,000	GBP Swaption Call, Expires 02/28/11, Strike 5.17%	1,054,264
GBP	14,000,000	GBP Swaption Call, Expires 03/03/11, Strike 5.03%	897,828
GBP	28,000,000	GBP Swaption Call, Expires 03/14/11, Strike 4.96%	1,654,688
GBP	35,000,000	GBP Swaption Call, Expires 03/21/11, Strike 4.92%	1,959,865
GBP	14,000,000	GBP Swaption Put, Expires 02/28/11, Strike 5.17%	470,183
GBP	14,000,000	GBP Swaption Put, Expires 03/03/11, Strike 5.03%	558,886
GBP	28,000,000	GBP Swaption Put, Expires 03/14/11, Strike 4.96%	1,216,163
GBP	35,000,000	GBP Swaption Put, Expires 03/21/11, Strike 4.92%	1,603,141
USD	300,000,000	USD Swaption Call, Expires 02/09/09, Strike 2.25%	36,963

See accompanying notes to the financial statements.

17

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Principal Amount / Shares / Par Value ($)		Description	Value ($)
		Options on Interest Rate Swaps — Continued
USD	300,000,000	USD Swaption Call, Expires 02/09/09, Strike 3.75%	2,572,275
USD	64,000,000	USD Swaption Call, Expires 04/10/18, Strike TBD	3,326,660
USD	64,000,000	USD Swaption Call, Expires 04/23/18, Strike TBD	3,317,320
USD	64,000,000	USD Swaption Call, Expires 05/01/18, Strike TBD	3,308,022
USD	600,000,000	USD Swaption Call, Expires 09/26/08, Strike 3.39%	1,018,806
USD	300,000,000	USD Swaption Put, Expires 01/28/09, Strike 5.35%	1,449,414
			31,323,592
		TOTAL OPTIONS PURCHASED (COST $55,862,089)	52,448,469
		SHORT-TERM INVESTMENTS — 5.9%
		Money Market Funds — 4.3%
	56,864,402	State Street Institutional Liquid Cash Reserves Fund-Institutional Class	56,864,402
		Other Short-Term Investments — 1.6%
	12,500,000	Barton Capital Corp. Commercial Paper, 2.38%, due 09/03/08	12,498,347
	6,000,000	U.S. Treasury Bill, 1.57%, due 09/25/08 (a) (b)	5,993,560
	3,000,000	U.S. Treasury Bill, 1.76%, due 12/26/08 (a) (b)	2,983,181
		Total Other Short-Term Investments	21,475,088
		TOTAL SHORT-TERM INVESTMENTS (COST $78,339,101)	78,339,490
		TOTAL INVESTMENTS — 102.3% (Cost $1,523,769,167)	1,369,112,620
		Other Assets and Liabilities (net) — (2.3%)	(30,893,518)
		TOTAL NET ASSETS — 100.0%	$1,338,219,102

See accompanying notes to the financial statements.

18

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

A summary of outstanding financial instruments at August 31, 2008 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
9/02/08	AUD	139,900	$120,132	$(378)
Sales
9/02/08	AUD	139,900	$120,132	$378

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
2,300	3 Mo. Euro Euribor Interest Rate	December 2008	$1,897,996	$(168,710)
Sales
2,300	3 Mo. Euro Euribor Interest Rate	December 2008	$253,066	$210,888
78	U.S Treasury Note 10 Yr.	December 2008	9,009,000	20,109
44	U.S Treasury Note 5 Yr. (CBT)	December 2008	4,925,250	—
			$14,187,316	$230,997

Written Options

	Notional Amount	Expiration Date		Description	Premiums	Market Value
Put	$400,000,000	06/10/2009	AUD	Floor on 3 Month AUD BBSW,
				Strike 7.85%	$(399,546)	$(2,179,348)
Put	400,000,000	06/10/2009	AUD	Floor on 3 Month AUD BBSW, Strike 7.55%	(190,260)	(1,494,640)

See accompanying notes to the financial statements.

19

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Written Options — Continued

	Notional Amount	Expiration Date		Description	Premiums	Market Value
Call	$120,000,000	10/24/2008	EUR	Interest Rate Swaption, Strike 5.14%	$(896,000)	$(1,278,239)
Put	120,000,000	10/24/2008	EUR	Interest Rate Swaption, Strike 5.14%	(896,000)	(261,379)
Put	225,000,000	01/07/2009	EUR	Interest Rate Swaption, Strike 4.98%	(851,130)	(733,653)
Put	225,000,000	01/14/2009	EUR	Interest Rate Swaption, Strike 5.00%	(784,890)	(692,543)
Call	150,000,000	02/12/2009	EUR	Interest Rate Swaption, Strike 3.50%	(667,310)	(4,421)
Call	150,000,000	02/20/2009	EUR	Interest Rate Swaption, Strike 3.62%	(639,820)	(11,987)
Call	45,000,000	10/17/2008	GBP	Interest Rate Swaption, Strike 5.04%	(387,484)	(843,720)
Put	45,000,000	10/17/2008	GBP	Interest Rate Swaption, Strike 5.74%	(387,483)	(19,950)
Call	300,000,000	09/13/2009	GBP	Floor on 3 Month GBP LIBOR, Strike 5.90%	(1,167,900)	(1,385,178)
Call	600,000,000	09/26/2008	USD	Interest Rate Swaption, Strike 3.09%	(930,000)	(215,862)
Call	600,000,000	09/26/2008	USD	Interest Rate Swaption, Strike 2.79%	(450,000)	(14,724)
Put	600,000,000	01/28/2009	USD	Interest Rate Swaption, Strike 5.69%	(3,210,000)	(1,313,814)
Call	600,000,000	02/09/2009	USD	Interest Rate Swaption, Strike 3.00%	(2,850,000)	(1,209,270)
Put	1,400,000,000	03/13/2009	USD	Interest Rate Swaption, Strike 2.63%	(7,420,000)	(10,528,448)
Call	1,400,000,000	03/13/2009	USD	Interest Rate Swaption, Strike 2.63%	(7,420,000)	(1,462,482)
Call	300,000,000	04/14/2009	USD	Interest Rate Swaption, Strike 2.69%	(1,395,000)	(323,748)
Put	300,000,000	04/14/2009	USD	Interest Rate Swaption, Strike 2.69%	(1,395,000)	(2,154,249)

See accompanying notes to the financial statements.

20

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Written Options — Continued

	Notional Amount	Expiration Date		Description	Premiums	Market Value
Put	$30,000,000	06/24/2009	USD	Interest Rate Swaption, Strike 5.06%	$(1,047,000)	$(567,899)
Put	30,000,000	06/24/2009	USD	Interest Rate Swaption, Strike 5.06%	(1,047,000)	(1,458,590)
					$(34,431,823)	$(28,154,144)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Market Value
13,000,000	USD	9/20/2010	Morgan Stanley	Receive	0.40%	Eagle Creek CDO	$(761,021)
300,000,000	USD	12/20/2012	JP Morgan Chase Bank	Receive	0.73%	Reference security within CDX index	3,553,120
50,000,000	USD	12/20/2012	Morgan Stanley	(Pay)	1.93%	Reference security within CDX index	(463,748)
100,000,000	USD	12/20/2012	Morgan Stanley	(Pay)	1.20%	Reference security within CDX Index	(1,404,298)
500,000,000	USD	12/20/2012	Morgan Stanley	Receive	0.70%	Reference security within CDX Index	5,297,877
500,000,000	USD	12/20/2012	Morgan Stanley	Receive	0.71%	Reference security within CDX Index	5,505,874
400,000,000	USD	12/20/2012	Morgan Stanley	Receive	0.71%	Reference security within CDX index	4,404,699
300,000,000	USD	12/20/2012	Morgan Stanley	Receive	0.72%	Reference security within CDX index	3,365,923
200,000,000	USD	12/20/2012	Morgan Stanley	Receive	0.75%	Reference security within CDX index	2,535,144
7,000,000	USD	3/20/2013	Morgan Stanley	Receive	0.25%	MS Synthetic 2006-1	(957,864)
5,000,000	USD	3/20/2015	Lehman Brothers	Receive	0.88%	AAA CDO	(1,429,444)
					Premiums to (Pay) Receive	$—	$19,646,262

See accompanying notes to the financial statements.

21

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
316,000,000	AUD	12/17/2010	Deutsche Bank AG	Receive	8.00%	3 month AUD BBSW	$6,619,691
893,000,000	SEK	12/17/2010	Morgan Stanley	(Pay)	5.55%	3 month SEK STIBOR	(1,378,055)
62,800,000,000	JPY	12/17/2010	Merrill Lynch	(Pay)	1.60%	6 month JPY LIBOR	(6,154,309)
67,800,000,000	JPY	6/1/2011	Morgan Stanley	Receive	1.61%	6 month JPY LIBOR	2,722,922
100,000,000	USD	6/11/2011	Citigroup	(Pay)	3.97%	3 month LIBOR	(1,058,320)
5,000,000	USD	2/7/2012	Deutsche Bank AG	(Pay)	4.33%	3 month LIBOR	(90,229)
34,840,000,000	JPY	5/31/2013	Morgan Stanley	(Pay)	1.91%	6 month JPY LIBOR	(2,552,106)
445,000,000	USD	6/11/2013	Merrill Lynch	Receive	4.31%	3 month LIBOR	6,183,205
15,000,000	USD	2/8/2015	JP Morgan Chase Bank	(Pay)	4.47%	3 month LIBOR	(62,589)
298,000,000	USD	6/11/2016	Merrill Lynch	(Pay)	4.60%	3 month LIBOR	(5,352,675)
216,000,000	SEK	12/17/2018	Morgan Stanley	Receive	5.15%	3 month SEK STIBOR	618,504
84,000,000	AUD	12/17/2018	Deutsche Bank AG	(Pay)	7.60%	6 month AUD BBSW	(5,172,026)
13,300,000,000	JPY	12/17/2018	Merrill Lynch	Receive	2.20%	6 month JPY LIBOR	5,440,812
17,800,000	CAD	12/18/2018	Deutsche Bank AG	Receive	4.50%	3 month CDOR	(131,199)
30,000,000	CAD	12/18/2018	JP Morgan Chase Bank	Receive	4.50%	3 month CDOR	(221,121)
38,200,000	USD	12/18/2018	JP Morgan Chase Bank	Receive	5.20%	3 month LIBOR	151,012
143,400,000	SEK	12/18/2018	Barclays Bank PLC	(Pay)	4.80%	3 month SEK STIBOR	13,644
21,100,000	AUD	12/18/2018	Deutsche Bank AG	(Pay)	7.00%	6 month AUD BBSW	(298,903)
25,400,000	CHF	12/18/2018	Deutsche Bank AG	Receive	3.80%	6 month CHF LIBOR	63,896
10,300,000	EUR	12/18/2018	Morgan Stanley	(Pay)	4.90%	6 month EUR LIBOR	(127,566)
6,200,000	GBP	12/18/2018	Deutsche Bank AG	(Pay)	5.10%	6 month GBP LIBOR	(132,345)
24,700,000	GBP	12/18/2018	JP Morgan Chase Bank	(Pay)	5.10%	6 month GBP LIBOR	(527,245)
750,000,000	JPY	12/18/2018	Citigroup	Receive	2.25%	6 month JPY LIBOR	28,846
35,000,000	USD	5/15/2021	Barclays Bank PLC	(Pay)	0.00%	3 month LIBOR	(417,646)
280,000,000	USD	11/15/2021	JP Morgan Chase bank	(Pay)	0.00%	3 month LIBOR	(4,147,176)
210,000,000	USD	11/15/2021	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(3,432,682)
100,000,000	USD	11/15/2022	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(1,297,054)

See accompanying notes to the financial statements.

22

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Interest Rate Swaps — Continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
70,000,000	USD	11/15/2022	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	$(1,968,403)
140,000,000	USD	2/15/2023	Barclays Bank PLC	(Pay)	4.59%	3 month LIBOR	467,218
350,000,000	USD	2/15/2023	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	454,698
153,000,000	AUD	4/16/2023	Deutsche Bank AG	Receive	6.36%	6 month AUD BBSW	14,211
255,400,000	USD	6/26/2028	Deutsche Bank AG	(Pay)	5.51%	3 month LIBOR	(3,238,275)
82,200,000	AUD	4/17/2038	Deutsche Bank AG	(Pay)	4.34%	6 month AUD BBSW	1,245,224
438,400,000	USD	6/26/2038	Deutsche Bank AG	Receive	5.37%	3 month LIBOR	3,939,712
45,000,000	GBP	12/7/2046	Merrill Lynch	(Pay)	4.36%	6 month GBP LIBOR	(1,541,784)
					Premiums to (Pay) Receive	$11,421,002	$(11,338,113)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Market Value
140,000,000	USD	9/12/2008	Barclays Bank PLC	2.35%	Return on Treasury Principal STRIP	$835,058
350,000,000	USD	10/7/2008	JP Morgan Chase Bank	2.26%	Return on Treasury Principal STRIP	(427,868)
280,000,000	USD	10/21/2008	JP Morgan Chase Bank	2.47%	Return on Treasury Principal STRIP	3,443,608
210,000,000	USD	10/29/2008	JP Morgan Chase Bank	2.40%	Return on Treasury Coupon STRIP	3,122,646
100,000,000	USD	11/3/2008	JP Morgan Chase Bank	2.50%	Return on Treasury Coupon STRIP	1,185,553
35,000,000	USD	11/14/2008	Barclays Bank PLC	2.35%	Return on Treasury Coupon STRIP	252,273
70,000,000	USD	12/22/2008	JP Morgan Chase Bank	2.80%	Return on Treasury Coupon STRIP	1,979,601
45,000,000	GBP	2/9/2009	Merrill Lynch	5.50%	Return on United Kindom Treasury 2046 Bonds	67,081
				Premiums to (Pay) Receive	$—	$10,457,952

See accompanying notes to the financial statements.

23

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

As of August 31, 2008, for the futures and/or swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BBSW - Bank Bill Swap Reference Rate

CDO - Collateralized Debt Obligation

CDOR - Canadian Dollar Offering Rate

CMBS - Collateralized Mortgage Backed Security

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

RMBS - Residential Mortgage Backed Security

STIBOR - Stockholm Interbank Offered Rate

TBD - To Be Determined

Variable rate - The rates shown on variable rate notes are the current interest rates at August 31, 2008, which are subject to change based on the terms of the security.

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

(a)  Rate shown represents yield-to-maturity.

(b)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 2).

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

SEK - Swedish Krona

USD - United States Dollar

See accompanying notes to the financial statements.

24

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments, at value (cost $1,523,769,167) (Note 2)	$1,369,112,620
Foreign currency, at value (cost $1,109,682) (Note 2)	1,028,569
Interest receivable	2,814,506
Unrealized appreciation on open forward currency contracts (Note 2)	378
Interest receivable for open swap contracts	6,260,354
Receivable for open swap contracts (Note 2)	63,512,052
Receivable for expenses reimbursed by Manager (Note 3)	29,047
Total assets	1,442,757,526
Liabilities:
Payable for investments purchased	28,342,386
Written options outstanding, at value (premiums $34,431,823) (Note 2)	28,154,144
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	2,909
Unrealized depreciation on open forward currency contracts (Note 2)	378
Payable for open swap contracts (Note 2)	44,745,951
Payable for variation margin on open futures contracts (Note 2)	3,163,658
Accrued expenses	128,998
Total liabilities	104,538,424
Net assets	$1,338,219,102
Shares outstanding:	50,609,985
Net asset value per share:	$26.44

See accompanying notes to the financial statements.

25

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Interest	$22,164,044
Dividends	511,873
Total investment income	22,675,917
Expenses:
Custodian, fund accounting agent and transfer agent fees	101,568
Audit and tax fees	49,496
Legal fees	20,608
Trustees fees and related expenses (Note 3)	7,551
Miscellaneous	8,648
Total expenses	187,871
Fees and expenses reimbursed by Manager (Note 3)	(172,040)
Net expenses	15,831
Net investment income (loss)	22,660,086
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	8,969,576
Closed futures contracts	8,916,145
Closed swap contracts	13,573,808
Written options	(1,587,781)
Foreign currency, forward contracts and foreign currency related transactions	(10,833)
Net realized gain (loss)	29,860,915
Change in net unrealized appreciation (depreciation) on:
Investments	(51,650,194)
Open futures contracts	498,423
Open swap contracts	34,656,056
Written options	6,670,758
Foreign currency, forward contracts and foreign currency related transactions	97,324
Net unrealized gain (loss)	(9,727,633)
Net realized and unrealized gain (loss)	20,133,282
Net increase (decrease) in net assets resulting from operations	$42,793,368

See accompanying notes to the financial statements.

26

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$22,660,086	$84,404,733
Net realized gain (loss)	29,860,915	398,466
Change in net unrealized appreciation (depreciation)	(9,727,633)	(110,689,866)
Net increase (decrease) in net assets from operations	42,793,368	(25,886,667)
Net share transactions (Note 7):	(182,750,000)	(246,005,000)
Total increase (decrease) in net assets	(139,956,632)	(271,891,667)
Net assets:
Beginning of period	1,478,175,734	1,750,067,401
End of period	$1,338,219,102	$1,478,175,734

See accompanying notes to the financial statements.

27

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007		2006		2005(a)
Net asset value, beginning of period	$25.68		$25.99		$25.23		$25.17		$25.00
Income (loss) from investment operations:
Net investment income (loss)†	0.43		1.41		1.36		0.96		0.15
Net realized and unrealized gain (loss)	0.33		(1.72)		(0.60)		(0.90)		0.02
Total from investment operations	0.76		(0.31)		0.76		0.06		0.17
Net asset value, end of period	$26.44		$25.68		$25.99		$25.23		$25.17
Total Return(b)	2.96	%**	(1.19)%		3.01%		0.24%		0.68	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,338,219		$1,478,176		$1,750,067		$1,012,277		$582,279
Net operating expenses to average daily net assets	0.00	%(c)*	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.01	%*
Interest expense to average daily net assets	—		0.07%		0.00	%(c)	—		—
Total net expenses to average daily net assets	0.00	%(c)*	0.07%		0.00	%(c)	0.00	%(c)	0.01	%*
Net investment income to average daily net assets	3.20	%*	5.38%		5.36%		3.84%		2.21	%*
Portfolio turnover rate	13	%**	41%		93%		31%		8	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%		0.03%		0.03%		0.06	%*

(a)  Period from November 22, 2004 (commencement of operations) through February 28, 2005.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(c)  Ratio is less than 0.01%.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

28

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO World Opportunity Overlay Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of the JPMorgan U.S. 3 Month Cash Index. The Fund's investment program has two principal components. One component of the Fund's investment program involves the use of derivatives, primarily interest rate swap contracts and/or futures contracts, to seek to exploit misvaluations in world interest rates and to add value relative to the JPMorgan U.S. 3 Month Cash Index. The other component of the Fund's investment program involves making direct investments primarily in high quality U.S. and foreign adjustable rate fixed income securities with low volatility (although market changes may indirectly result in volatility). The Fund may also, from time to time, make tactical allocations to seek to add value to the Fund.

Shares of the Fund are not publicly offered and are principally available only to other funds of the Trust and certain accredited investors.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value

29

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material.

Typically the Fund values debt instruments based on prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates primary pricing sources on an ongoing basis and may change a pricing source should the Manager deem it appropriate. If it deems it appropriate, the Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source. The prices provided by primary pricing sources may differ from the value that would be realized if the securities were sold, and the differences could be material.

Certain securities held by the Fund are valued on the basis of prices provided by a single source. The prices provided may differ from the value that would be realized if the securities were sold, and the differences could be material. As of August 31, 2008, the total value of these securities represented 38.57% of net assets.

The Fund directly invests in securities with contractual cash flows, such as asset-backed securities, collateralized mortgage obligations and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate values, delinquencies and/or defaults, and may be adversely affected by changes in interest rates and shifts in the market's perception of the securities' market values.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$2,983,181	$1,259,566
Level 2 - Other Significant Observable Inputs	1,129,812,701	63,512,430
Level 3 - Significant Unobservable Inputs	236,316,738	—
Total	$1,369,112,620	$64,771,996

*  Other financial instruments include foreign currency, forward currency contracts, futures contracts and swap agreements.

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$—	$(168,710)
Level 2 - Other Significant Observable Inputs	—	(72,900,473)
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$(73,069,183)

**  Other financial instruments include forward currency contracts, futures contracts, swap agreements and written options.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of February 29, 2008	$299,356,447	$—
Accrued discounts/premiums	(23)	—
Realized gain (loss)	3,681	—
Change in unrealized appreciation/depreciation	(29,969,296)	—
Net purchases (sales)	(33,074,071)	—
Net transfers in and/or out of Level 3	—	—
Balance as of August 31, 2008	$236,316,738	$—

31

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. They expose the Fund to risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying

32

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of substantial losses if the price of the underlying instrument increases during the term of the option. Options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

For the period ended August 31, 2008, the Fund's investment activity in written option contracts was as follows:

	Puts		Calls
	Principal Amount of Contracts	Premiums	Principal Amount of Contracts	Premiums
Outstanding, beginning of period	$(120,000,000)	$(525,305)	$(540,000,000)	$(2,385,597)
Options written	(18,538,000,000)	(25,614,245)	(4,168,000,000)	(17,573,784)
Options exercised	13,690,000,000	2,743,753	223,000,000	2,158,336
Options expired	323,000,000	2,602,705	220,000,000	997,532
Options sold	870,000,000	3,164,782	—	—
Outstanding, end of period	$(3,775,000,000)	$(17,628,310)	$(4,265,000,000)	$(16,803,513)

33

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

The Fund values exchange traded options at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. The Fund values options traded over-the-counter using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in loans to corporate, governmental, or other borrowers. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation in the loan agreement and only upon receipt by the lender of payments from the borrower and (ii) the Fund generally has no right to enforce compliance by the borrower of the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that has sold the participation in the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. The Fund had no loan agreements outstanding at the end of the period.

Indexed securities

The Fund may invest in indexed securities. Indexed securities are securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which investing through conventional securities is difficult. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. The Fund had no indexed securities outstanding at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g.,

34

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for

35

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and brokers whereby the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements expose the Fund to risk that the market value of the securities the Fund has sold under the agreement may decline below the price at which the Fund is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2008, the Fund did not participate in securities lending.

Taxes

The Fund elected to be taxed as a partnership for federal income tax purposes. As a partnership, the Fund will not be subject to federal and state income tax. Instead, each shareholder is responsible for the tax liability or benefit related to his/her allocable share of taxable income or loss. Accordingly, no provision (benefit) for federal and state income taxes is reflected in the accompanying financial statements.

36

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,523,769,167	$11,632,660	$(166,289,207)	$(154,656,547)

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Distributions

The Fund does not intend to make any distributions to its shareholders but may do so in the sole discretion of the Trustees.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

37

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Recently issued accounting pronouncements

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

In September 2008, the FASB issued Statement of Financial Accounting Standards No. 133-1("SFAS 133-1"), Accounting for Derivative Instruments and Hedging Activities, and Interpretation of Financial Accounting Standards No. 45-4, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others—an interpretation of FASB Statements No. 5, 57, and 107 rescission of FASB Interpretation No. 34 ("IFAS 45-1"). SFAS 133-1 and IFAS 45-4 are effective for interim periods ending after November 15, 2008. SFAS 133-1 and IFAS 45-4 require enhanced disclosures surrounding the Fund's selling of credit derivatives. The Manager is currently evaluating the impact the adoption of SFAS 133-1 and IFAS 45-4 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO does not charge the Fund any management or service fees for its services. In addition, the Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 (excluding "Excluded Expenses", as defined below). Excluded Expenses include fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $6,907 and $3,956, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales, excluding short-term securities, for the period ended August 31, 2008 aggregated $181,089,184 and $234,956,809, respectively.

38

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 70.60% of the outstanding shares of the Fund were held by two shareholders, each holding more 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Each of the shareholders are other funds of the Trust. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008, no shares of the Fund were held by senior management of the Manager and GMO Trust officers, and all of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
	Shares	Amount	Shares	Amount
Shares sold	1,203,935	$31,400,000	53,723,671	$1,403,880,000
Shares repurchased	(8,151,103)	(214,150,000)	(63,507,548)	(1,649,885,000)
Net increase (decrease)	(6,947,168)	$(182,750,000)	(9,783,877)	$(246,005,000)

8.  Subsequent event

Effective October 8, 2008, the Fund instituted a fee on cash redemptions of 1.00% of the amount redeemed. Effective October 20, 2008, the fee on cash redemptions was changed to 2.00% of the amount redeemed. For a complete discussion of this fee please refer to the private placement memorandum, which can be obtained by calling 1-617-346-7646 (collect).

39

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement. The Trustees also considered so-called "fallout benefits" to the Manager, such as the possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a

40

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees did not consider possible economies of scale to the Manager because the Manager does not receive an advisory fee from the Fund.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

41

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio		Beginning Account Value	Ending Account Value	Net Expense Incurred*
1) Actual	0.00	%**	$1,000.00	$1,029.60	$0.01
2) Hypothetical	0.00	%**	$1,000.00	$1,025.20	$0.01

*  Expenses are calculated using the annualized expense ratio for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

**  Annualized net expense ratios are less than 0.01%.

42

Subsequent Event (continued) -

As described more fully below, and in light of current extraordinary market conditions:

•  The Fixed Income Funds will honor nearly all redemptions in-kind during this period.

•  The Fixed Income Funds will, if deemed prudent by GMO, take temporary defensive measures (until GMO has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with a Fund's normal investment strategies) and may not achieve their respective investment objectives during this period.

* * * * * * *

As described elsewhere in the Prospectus, each of the Fixed Income Funds makes extensive use of derivatives to achieve its exposures to the fixed income markets and to pursue strategies intended to obtain returns in excess of its performance benchmark. Each of those Funds also invests a substantial portion of its assets in the GMO Short-Duration Collateral Fund ("SDCF") and/or the GMO World Opportunity Overlay Fund ("WOOF"). The principal risks of pursuing the Fixed Income Funds' strategies in this manner, including the risks of using derivatives, are discussed in greater detail in the Prospectus under the heading "Description of Principal Risks."

Very recent changes in the credit markets have reduced the liquidity for all types of fixed income securities, including the asset-backed securities held by all of the Fixed Income Funds either directly or indirectly through SDCF and WOOF. Contemporaneously, each Fixed Income Fund has also had a greater need for cash to provide margin for large swings in the mark-to-market obligations arising under the derivatives used by the Funds. In order to deal equitably with the demands for liquidity, on October 23, 2008 and October 27, 2008, SDCF declared and paid to all shareholders (including the Fixed Income Funds) a dividend in an aggregate amount equal to substantially all of the cash on hand in SDCF. Substantially all subsequent cash flows into SDCF from portfolio investments (and proceeds of dispositions by SDCF) are likewise expected to be declared and paid as dividends as practicable. All redemptions from SDCF and WOOF by other Fixed Income Funds (and any other shareholders) will be honored in-kind until further notice, using for this purpose (and to the extent practicable) securities deemed by GMO to be representative of the portfolio of SDCF and/or WOOF.

Each of the Fixed Income Funds uses its cash balance to meet its derivative collateral obligations and for other purposes. There is no assurance that a Fund's cash balance will be sufficient to meet that Fund's collateral obligations and, if it is not, the Fund would be required to liquidate other positions. That may include redeeming shares of SDCF and/or WOOF, in which case, as noted above, the Fixed Income Fund would receive redemption proceeds in-kind from SDCF and/or WOOF and would then be required to dispose of those assets (mostly asset-backed securities) in the current adverse market conditions.

To manage each Fixed Income Fund's cash collateral needs in these extraordinary market conditions, GMO reserves the right to reduce or eliminate the Fund's derivative exposures, including those that are intended to cause a Fixed Income Fund to track its benchmark more closely. To the extent that a Fixed Income Fund reduces those exposures, it will tend to cause the performance of that Fund to track its benchmark less closely and make the Fund's performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.

To address in part the management issues described above, nearly all redemptions from the Fixed Income Funds are expected to be in-kind for the foreseeable future. If redeeming shareholders from a Fixed Income Fund choose to dispose of assets received in-kind immediately, those dispositions will occur in the current extraordinary market conditions. To the extent that the Fixed Income Funds honor redemptions in cash, redeeming shareholders will bear the redemption fees described in more detail below. The Manager may impose a new purchase premium and/or redemption fee for any Fund at any time. The Manager also may modify or eliminate an existing purchase premium or redemption fee for any Fund at any time.

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.8%
Short-Term Investments	2.0
Other	0.2
100.0%
Industry Sector Summary	% of Equity Investments
Health Care	24.8%
Energy	19.7
Consumer Staples	18.3
Information Technology	14.8
Financials	6.8
Consumer Discretionary	6.2
Industrials	5.9
Materials	2.4
Telecommunication Services	1.0
Utilities	0.1
100.0%

1

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.8%
	Consumer Discretionary — 6.1%
1,600	Abercrombie & Fitch Co.-Class A	83,920
2,000	Amazon.com, Inc. *	161,620
1,950	American Eagle Outfitters, Inc.	29,347
2,200	Apollo Group, Inc.-Class A *	140,096
2,800	AutoNation, Inc. *	31,780
800	AutoZone, Inc. *	109,784
4,300	Bed Bath & Beyond, Inc. *	131,838
2,200	Best Buy Co., Inc.	98,494
600	BorgWarner, Inc.	24,810
3,800	Coach, Inc. *	110,162
600	DirecTV Group (The), Inc. *	16,926
900	Discovery Holding Co.-Class A *	18,207
1,100	Family Dollar Stores, Inc.	27,412
1,500	GameStop Corp.-Class A *	65,805
5,200	Gannett Co., Inc.	92,508
3,800	Gap (The), Inc.	73,910
3,000	General Motors Corp.	30,000
5,700	Harley-Davidson, Inc.	226,746
58,500	Home Depot, Inc.	1,586,520
600	ITT Educational Services, Inc. *	53,346
1,200	Johnson Controls, Inc.	37,104
3,600	Kohl's Corp. *	177,012
1,400	Liz Claiborne, Inc.	22,694
26,900	Lowe's Cos., Inc.	662,816
2,800	McDonald's Corp.	173,740
300	Mohawk Industries, Inc. *	20,715
800	Nike, Inc.-Class B	48,488
18,000	Office Depot, Inc. *	126,720
9,200	Staples, Inc.	222,640
6,800	Target Corp.	360,536
2,900	TJX Cos. (The), Inc.	105,096
600	Urban Outfitters, Inc. *	21,372
	Total Consumer Discretionary	5,092,164

See accompanying notes to the financial statements.

2

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Consumer Staples — 17.9%
33,100	Altria Group, Inc.	696,093
4,900	Archer-Daniels-Midland Co.	124,754
2,500	Avon Products, Inc.	107,075
50,800	Coca-Cola Co. (The)	2,645,156
1,700	Coca-Cola Enterprises, Inc.	29,019
8,600	Colgate-Palmolive Co.	653,858
3,400	Costco Wholesale Corp.	228,004
1,400	CVS Caremark Corp.	51,240
1,000	Energizer Holdings, Inc. *	84,940
1,700	Estee Lauder Cos. (The), Inc.-Class A	84,609
1,100	General Mills, Inc.	72,798
500	HJ Heinz Co.	25,160
900	Kellogg Co.	48,996
5,100	Kimberly-Clark Corp.	314,568
3,437	Kraft Foods, Inc.	108,300
37,200	PepsiCo, Inc.	2,547,456
14,200	Philip Morris International, Inc.	762,540
31,000	Procter & Gamble Co. (The)	2,162,870
1,257	Supervalu, Inc.	29,150
1,900	UST, Inc.	101,821
20,900	Walgreen Co.	761,387
55,600	Wal-Mart Stores, Inc.	3,284,292
1,300	WM Wrigley Jr. Co.	103,324
	Total Consumer Staples	15,027,410
	Energy — 19.3%
5,300	Anadarko Petroleum Corp.	327,169
6,000	Apache Corp.	686,280
300	Arch Coal, Inc.	16,272
800	Baker Hughes, Inc.	64,008
1,800	BJ Services Co.	48,330
1,300	Cameron International Corp. *	60,567
4,800	Chesapeake Energy Corp.	232,320
39,500	Chevron Corp.	3,409,640

See accompanying notes to the financial statements.

3

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Energy — continued
300	Cimarex Energy Co.	16,662
19,474	ConocoPhillips	1,606,800
2,300	Denbury Resources, Inc. *	57,247
6,600	Devon Energy Corp.	673,530
800	Diamond Offshore Drilling, Inc.	87,928
2,400	EOG Resources, Inc.	250,608
58,600	Exxon Mobil Corp.	4,688,586
1,500	FMC Technologies, Inc. *	80,340
2,900	Halliburton Co.	127,426
3,300	Hess Corp.	345,543
2,300	Murphy Oil Corp.	180,619
2,000	Nabors Industries Ltd. *	71,260
400	Newfield Exploration Co. *	18,088
1,200	Noble Corp.	60,348
900	Noble Energy, Inc.	64,557
18,800	Occidental Petroleum Corp.	1,491,968
700	Patterson-UTI Energy, Inc.	19,894
400	Peabody Energy Corp.	25,180
300	Plains Exploration & Production Co. *	16,170
1,200	Quicksilver Resources, Inc. *	29,028
600	Range Resources Corp.	27,852
3,400	Schlumberger Ltd.	320,348
1,000	Smith International, Inc.	69,700
3,000	Southwestern Energy Co. *	115,110
800	Sunoco, Inc.	35,504
2,589	Transocean, Inc. *	329,321
7,000	Valero Energy Corp.	243,320
4,600	Weatherford International Ltd. *	177,468
200	Whiting Petroleum Corp. *	19,248
2,000	XTO Energy, Inc.	100,820
	Total Energy	16,195,059

See accompanying notes to the financial statements.

4

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Financials — 6.7%
3,400	ACE Ltd.	178,874
5,900	Aflac, Inc.	334,530
13,500	Allstate Corp. (The)	609,255
20,000	American International Group, Inc.	429,800
1,000	AON Corp.	47,490
900	Assurant, Inc.	52,587
21,408	Bank of America Corp.	666,645
4,900	BB&T Corp.	147,000
800	BlackRock, Inc.	173,800
1,900	Charles Schwab Corp. (The)	45,581
10,100	Chubb Corp.	484,901
45,500	Citigroup, Inc.	864,045
1,100	Comerica, Inc.	30,899
14,700	Freddie Mac	66,297
100	Goldman Sachs Group, Inc.	16,397
2,200	Hartford Financial Services Group (The), Inc.	138,776
6,200	Hudson City Bancorp, Inc.	114,328
2,200	Leucadia National Corp.	101,838
400	Morgan Stanley	16,332
6,400	Progressive Corp. (The)	118,208
400	Safeco Corp.	27,040
1,200	SEI Investment Co.	28,344
1,100	State Street Corp.	74,437
300	T. Rowe Price Group, Inc.	17,808
900	Torchmark Corp.	53,766
10,900	Travelers Cos. (The), Inc.	481,344
400	UnionBanCal Corp.	29,472
900	Unum Group	22,869
6,400	US Bancorp	203,904
1,850	W.R. Berkley Corp.	43,586
800	Wachovia Corp.	12,712
	Total Financials	5,632,865

See accompanying notes to the financial statements.

5

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Health Care — 24.2%
9,600	Abbott Laboratories	551,328
700	Aetna, Inc.	30,198
3,800	AmerisourceBergen Corp.	155,838
7,200	Amgen, Inc. *	452,520
400	Bard (C.R.), Inc.	37,380
600	Becton, Dickinson & Co.	52,428
4,300	Biogen Idec, Inc. *	218,999
5,000	Cardinal Health, Inc.	274,900
600	Covance, Inc. *	56,604
7,200	Coventry Health Care, Inc. *	252,144
700	DENTSPLY International, Inc.	27,433
16,300	Eli Lilly & Co.	760,395
9,000	Express Scripts, Inc. *	660,690
9,200	Forest Laboratories, Inc. *	328,348
1,200	Genentech, Inc. *	118,500
700	Genzyme Corp. *	54,810
12,400	Gilead Sciences, Inc. *	653,232
200	Illumina, Inc. *	17,226
400	Intuitive Surgical, Inc. *	118,108
1,000	Invitrogen Corp. *	42,460
56,700	Johnson & Johnson	3,993,381
1,500	King Pharmaceuticals, Inc. *	17,160
10,400	McKesson Corp.	600,912
3,726	Medco Health Solutions, Inc. *	174,563
9,400	Medtronic, Inc.	513,240
31,900	Merck & Co., Inc.	1,137,873
1,000	Patterson Cos., Inc. *	32,540
11,000	PDL BioPharma, Inc.	132,770
173,630	Pfizer, Inc.	3,318,069
700	Quest Diagnostics, Inc.	37,835
5,600	Stryker Corp.	376,264
87,621	UnitedHealth Group, Inc.	2,668,059
900	Varian Medical Systems, Inc. *	56,844
400	Waters Corp. *	27,300

See accompanying notes to the financial statements.

6

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Health Care — continued
15,500	WellPoint, Inc. *	818,245
11,300	Wyeth	489,064
14,500	Zimmer Holdings, Inc. *	1,049,655
	Total Health Care	20,307,315
	Industrials — 5.8%
7,100	3M Co.	508,360
1,200	Burlington Northern Santa Fe Corp.	128,880
400	Caterpillar, Inc.	28,292
3,300	CH Robinson Worldwide, Inc.	171,963
800	Copart, Inc. *	35,208
2,500	CSX Corp.	161,700
4,900	Danaher Corp.	399,693
5,700	Deere & Co.	402,249
2,400	Emerson Electric Co.	112,320
600	Flowserve Corp.	79,272
2,000	Fluor Corp.	160,260
7,900	General Dynamics Corp.	729,170
600	Goodrich Corp.	30,750
500	Honeywell International, Inc.	25,085
1,300	Jacobs Engineering Group, Inc. *	95,966
324	John Bean Technologies Corp. *	4,212
300	Joy Global, Inc.	21,312
2,700	L-3 Communications Holdings, Inc.	280,638
200	Lockheed Martin Corp.	23,288
400	Manpower, Inc.	19,224
1,300	Masco Corp.	24,778
600	Norfolk Southern Corp.	44,118
200	Northrop Grumman Corp.	13,770
2,025	Paccar, Inc.	87,197
1,900	Parker-Hannifin Corp.	121,733
1,100	Raytheon Co.	65,989
600	Rockwell Collins, Inc.	31,554
300	Ryder Systems, Inc.	19,356

See accompanying notes to the financial statements.

7

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Industrials — continued
300	SPX Corp.	35,775
200	Stericycle, Inc. *	11,860
2,000	Textron, Inc.	82,200
3,300	Tyco International Ltd.	141,504
600	Union Pacific Corp.	50,340
3,300	United Parcel Service, Inc.-Class B	211,596
7,800	United Technologies Corp.	511,602
	Total Industrials	4,871,214
	Information Technology — 14.5%
5,900	Apple, Inc. *	1,000,227
500	BMC Software, Inc. *	16,280
55,400	Cisco Systems, Inc. *	1,332,370
2,300	Citrix Systems, Inc. *	69,621
13,100	Dell, Inc. *	284,663
25,061	eBay, Inc. *	624,771
4,400	EMC Corp. *	67,232
4,100	Fiserv, Inc. *	212,626
900	FLIR Systems, Inc. *	32,130
2,110	Google, Inc.-Class A *	977,542
2,900	Hewlett-Packard Co.	136,068
13,900	Intel Corp.	317,893
4,600	International Business Machines Corp.	559,958
2,800	Juniper Networks, Inc. *	71,960
500	Lexmark International, Inc. *	17,985
800	MasterCard, Inc.-Class A	194,040
105,700	Microsoft Corp.	2,884,553
65,800	Oracle Corp. *	1,442,994
31,600	Qualcomm, Inc.	1,663,740
200	Salesforce.com, Inc. *	11,204
400	Texas Instruments, Inc.	9,804
1,600	Total System Services, Inc.	31,872
700	VeriSign, Inc. *	22,379

See accompanying notes to the financial statements.

8

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Information Technology — continued
3,700	Western Digital Corp. *	100,862
3,500	Western Union Co. (The)	96,670
	Total Information Technology	12,179,444
	Materials — 2.3%
700	Air Products & Chemicals, Inc.	64,295
8,900	Barrick Gold Corp.	309,097
500	Dow Chemical Co. (The)	17,065
300	FMC Corp.	22,062
8,200	Monsanto Co.	936,850
800	Mosaic Co. (The)	85,392
3,900	Nucor Corp.	204,750
1,400	Owens-IIlinois, Inc. *	62,440
2,200	Praxair, Inc.	197,648
1,200	Sigma-Aldrich Corp.	68,112
	Total Materials	1,967,711
	Telecommunication Services — 0.9%
10,563	AT&T, Inc.	337,910
12,942	Verizon Communications, Inc.	454,523
	Total Telecommunication Services	792,433
	Utilities — 0.1%
400	Exelon Corp.	30,384
700	FirstEnergy Corp.	50,848
	Total Utilities	81,232
	TOTAL COMMON STOCKS (COST $82,728,705)	82,146,847

See accompanying notes to the financial statements.

9

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 2.0%
	Money Market Funds — 2.0%
1,708,116	State Street Institutional Treasury Money Market Fund-Institutional Class	1,708,116
	TOTAL SHORT-TERM INVESTMENTS (COST $1,708,116)	1,708,116
	TOTAL INVESTMENTS — 99.8% (Cost $84,436,821)	83,854,963
	Other Assets and Liabilities (net) — 0.2%	159,204
	TOTAL NET ASSETS — 100.0%	$84,014,167

Notes to Schedule of Investments:

*  Non-income producing security.

See accompanying notes to the financial statements.

10

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments, at value (cost $84,436,821) (Note 2)	$83,854,963
Dividends and interest receivable	224,917
Receivable for expenses reimbursed by Manager (Note 3)	8,587
Total assets	84,088,467
Liabilities:
Payable to affiliate for (Note 3):
Management fee	23,680
Shareholder service fee	10,763
Trustees and Chief Compliance Officer of GMO Trust fees	209
Accrued expenses	39,648
Total liabilities	74,300
Net assets	$84,014,167
Net assets consist of:
Paid-in capital	$86,058,735
Accumulated undistributed net investment income	222,179
Accumulated net realized loss	(1,684,889)
Net unrealized depreciation	(581,858)
$84,014,167
Net assets attributable to:
Class III shares	$84,014,167
Shares outstanding:
Class III	7,032,907
Net asset value per share:
Class III	$11.95

See accompanying notes to the financial statements.

11

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends	$873,520
Interest	1,202
Total investment income	874,722
Expenses:
Management fee (Note 3)	144,357
Shareholder service fee – Class III (Note 3)	65,617
Custodian, fund accounting agent and transfer agent fees	17,940
Audit and tax fees	27,508
Legal fees	1,012
Trustees fees and related expenses (Note 3)	471
Registration fees	644
Miscellaneous	644
Total expenses	258,193
Fees and expenses reimbursed by Manager (Note 3)	(47,564)
Expense reductions (Note 2)	(30)
Net expenses	210,599
Net investment income (loss)	664,123
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(1,475,934)
Net realized gain (loss)	(1,475,934)
Change in net unrealized appreciation (depreciation) on investments	(334,628)
Net realized and unrealized gain (loss)	(1,810,562)
Net increase (decrease) in net assets resulting from operations	$(1,146,439)

See accompanying notes to the financial statements.

12

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$664,123	$1,718,647
Net realized gain (loss)	(1,475,934)	6,085,509
Change in net unrealized appreciation (depreciation)	(334,628)	(13,115,568)
Net increase (decrease) in net assets from operations	(1,146,439)	(5,311,412)
Distributions to shareholders from:
Net investment income
Class III	(655,234)	(1,800,557)
Net realized gains
Class III	—	(1,256,863)
	(655,234)	(3,057,420)
Net share transactions (Note 7):
Class III	(2,869,758)	(19,670,155)
Total increase (decrease) in net assets	(4,671,431)	(28,038,987)
Net assets:
Beginning of period	88,685,598	116,724,585
End of period (including accumulated undistributed net investment income of $222,179 and $213,290, respectively)	$84,014,167	$88,685,598

See accompanying notes to the financial statements.

13

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005		2004
Net asset value, beginning of period	$12.21		$13.48		$12.83	$12.14	$11.58		$8.62
Income (loss) from investment operations:
Net investment income (loss)†	0.09		0.21		0.19	0.20	0.16		0.14
Net realized and unrealized gain (loss)	(0.26)		(1.08)		0.64	0.69	0.54		2.96
Total from investment operations	(0.17)		(0.87)		0.83	0.89	0.70		3.10
Less distributions to shareholders:
From net investment income	(0.09)		(0.22)		(0.18)	(0.20)	(0.14)		(0.14)
From net realized gains	—		(0.18)		—	—	—		—
Total distributions	(0.09)		(0.40)		(0.18)	(0.20)	(0.14)		(0.14)
Net asset value, end of period	$11.95		$12.21		$13.48	$12.83	$12.14		$11.58
Total Return(a)	(1.38	)%**	(6.78)%		6.53%	7.46%	6.12	%(b)	36.21%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$84,014		$88,686		$116,725	$121,339	$81,374		$62,027
Net expenses to average daily net assets	0.48	%(c)*	0.48	%(c)	0.48%	0.48%	0.48%		0.48%
Net investment income to average daily net assets	1.52	%*	1.55%		1.46%	1.65%	1.39%		1.34%
Portfolio turnover rate	33	%**	62%		67%	62%	87%		70%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.11	%*	0.12%		0.11%	0.08%	0.08%		0.13%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The effect of losses in the amount of $15,989 resulting from compliance violations and the Manager's reimbursement of such losses had no effect on total return.

(c)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

14

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Tax-Managed U.S. Equities Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high after-tax total return. The Fund seeks to achieve its objective by outperforming the Russell 3000 Index. The Fund typically makes equity investments in companies that issue stocks included in the Russell 3000 Index, and in companies with similar market capitalizations, and uses quantitative models integrated with tax management techniques to provide broad exposure to the U.S. equity market to investors subject to U.S. federal income tax.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material.

15

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$82,146,847	$—
Level 2 - Other Significant Observable Inputs	1,708,116	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$83,854,963	$—
Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

The Fund held no investments or other financial instruments at either February 29, 2008 or August 31, 2008, whose fair value was determined using Level 3 inputs.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures

16

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. The Fund had no futures contracts outstanding at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the

17

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. The Fund had no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2008, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid

18

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of February 29, 2008, the Fund elected to defer to March 1, 2008 post-October capital losses of $206,290.

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$84,513,287	$6,557,344	$(7,215,668)	$(658,324)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums

19

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.33% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities

20

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $471 and $184, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2008 aggregated $27,838,037 and $30,595,310, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 80.28% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008, 0.05% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and 1.92% of the Fund's shares were held by accounts for which the Manager has investment discretion.

21

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
	Shares	Amount	Shares	Amount
Shares sold	3,670	$45,258	76,039	$1,022,306
Shares issued to shareholders in reinvestment of distributions	48,406	578,601	196,167	2,702,024
Shares repurchased	(285,336)	(3,493,617)	(1,667,621)	(23,394,485)
Net increase (decrease)	(233,260)	$(2,869,758)	(1,395,415)	$(19,670,155)

22

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one- and five-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided

23

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

24

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.48%	$1,000.00	$986.20	$2.40
2) Hypothetical	0.48%	$1,000.00	$1,022.79	$2.45

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

25

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.1%
Short-Term Investments	3.8
Futures	0.0
Other	0.1
100.0%
Industry Sector Summary	% of Equity Investments
Health Care	24.6%
Energy	20.0
Consumer Staples	16.7
Information Technology	16.3
Financials	7.0
Consumer Discretionary	6.1
Industrials	6.0
Materials	2.2
Telecommunication Services	1.0
Utilities	0.1
100.0%

1

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.1%
	Consumer Discretionary — 5.9%
600	Abercrombie & Fitch Co.-Class A	31,470
600	Amazon.com, Inc. *	48,486
350	American Eagle Outfitters, Inc.	5,267
700	Apollo Group, Inc.-Class A *	44,576
600	AutoNation, Inc. *	6,810
290	AutoZone, Inc. *	39,797
1,000	Bed Bath & Beyond, Inc. *	30,660
700	Best Buy Co., Inc.	31,339
300	BorgWarner, Inc.	12,405
1,200	Coach, Inc. *	34,788
600	Discovery Holding Co.-Class A *	12,138
300	Family Dollar Stores, Inc.	7,476
500	GameStop Corp.-Class A *	21,935
1,400	Gannett Co., Inc.	24,906
1,200	Gap (The), Inc.	23,340
900	General Motors Corp.	9,000
1,300	Harley-Davidson, Inc.	51,714
18,700	Home Depot, Inc.	507,144
200	ITT Educational Services, Inc. *	17,782
400	Johnson Controls, Inc.	12,368
1,100	Kohl's Corp. *	54,087
500	Liz Claiborne, Inc.	8,105
8,400	Lowe's Cos., Inc.	206,976
1,200	McDonald's Corp.	74,460
100	Mohawk Industries, Inc. *	6,905
200	Nike, Inc.-Class B	12,122
2,900	Office Depot, Inc. *	20,416
2,700	Staples, Inc.	65,340
2,000	Target Corp.	106,040
900	TJX Cos. (The), Inc.	32,616
400	Urban Outfitters, Inc. *	14,248
	Total Consumer Discretionary	1,574,716

See accompanying notes to the financial statements.

2

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Consumer Staples — 16.0%
1,500	Archer-Daniels-Midland Co.	38,190
700	Avon Products, Inc.	29,981
16,200	Coca-Cola Co. (The)	843,534
600	Coca-Cola Enterprises, Inc.	10,242
2,800	Colgate-Palmolive Co.	212,884
1,013	Costco Wholesale Corp.	67,932
500	CVS Caremark Corp.	18,300
300	Energizer Holdings, Inc. *	25,482
400	Estee Lauder Cos. (The), Inc.-Class A	19,908
600	General Mills, Inc.	39,708
200	HJ Heinz Co.	10,064
300	Kellogg Co.	16,332
1,600	Kimberly-Clark Corp.	98,688
1,300	Kraft Foods, Inc.	40,963
11,700	PepsiCo, Inc.	801,216
9,948	Procter & Gamble Co. (The)	694,072
365	Supervalu, Inc.	8,464
100	Tyson Foods, Inc.-Class A	1,452
6,300	Walgreen Co.	229,509
17,200	Wal-Mart Stores, Inc.	1,016,004
500	WM Wrigley Jr. Co.	39,740
	Total Consumer Staples	4,262,665
	Energy — 19.2%
1,700	Anadarko Petroleum Corp.	104,941
1,840	Apache Corp.	210,459
200	Baker Hughes, Inc.	16,002
600	BJ Services Co.	16,110
500	Cameron International Corp. *	23,295
1,500	Chesapeake Energy Corp.	72,600
12,600	Chevron Corp.	1,087,632
200	Cimarex Energy Co.	11,108
6,151	ConocoPhillips	507,519
500	Denbury Resources, Inc. *	12,445

See accompanying notes to the financial statements.

3

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Energy — continued
1,900	Devon Energy Corp.	193,895
200	Diamond Offshore Drilling, Inc.	21,982
730	EOG Resources, Inc.	76,227
19,300	Exxon Mobil Corp.	1,544,193
400	FMC Technologies, Inc. *	21,424
700	Halliburton Co.	30,758
1,030	Hess Corp.	107,851
698	Murphy Oil Corp.	54,814
700	Nabors Industries Ltd. *	24,941
300	Noble Corp.	15,087
400	Noble Energy, Inc.	28,692
5,800	Occidental Petroleum Corp.	460,288
400	Patterson-UTI Energy, Inc.	11,368
300	Quicksilver Resources, Inc. *	7,257
200	Range Resources Corp.	9,284
1,020	Schlumberger Ltd.	96,104
300	Smith International, Inc.	20,910
900	Southwestern Energy Co. *	34,533
400	Sunoco, Inc.	17,752
829	Transocean, Inc. *	105,449
2,100	Valero Energy Corp.	72,996
1,300	Weatherford International Ltd. *	50,154
700	XTO Energy, Inc.	35,287
	Total Energy	5,103,357
	Financials — 6.8%
100	ACE, Ltd.	5,261
1,900	Aflac, Inc.	107,730
4,000	Allstate Corp. (The)	180,520
6,200	American International Group, Inc.	133,238
400	AON Corp.	18,996
200	Assurant, Inc.	11,686
8,588	Bank of America Corp.	267,430
1,400	BB&T Corp.	42,000

See accompanying notes to the financial statements.

4

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Financials — continued
260	BlackRock, Inc.	56,485
600	Charles Schwab Corp. (The)	14,394
3,200	Chubb Corp.	153,632
13,900	Citigroup, Inc.	263,961
700	Comerica, Inc.	19,663
100	First American Corp.	2,527
1,100	Freddie Mac	4,961
700	Hartford Financial Services Group (The), Inc.	44,156
2,200	Hudson City Bancorp, Inc.	40,568
600	Leucadia National Corp.	27,774
100	Markel Corp. *	37,000
2,200	Progressive Corp. (The)	40,634
200	Safeco Corp.	13,520
400	SEI Investment Co.	9,448
400	State Street Corp.	27,068
300	Torchmark Corp.	17,922
3,500	Travelers Cos. (The), Inc.	154,560
200	UnionBanCal Corp.	14,736
435	Unum Group	11,053
2,000	US Bancorp	63,720
400	W.R. Berkley Corp.	9,424
500	Wachovia Corp.	7,945
	Total Financials	1,802,012
	Health Care — 23.6%
3,100	Abbott Laboratories	178,033
200	Aetna, Inc.	8,628
1,100	AmerisourceBergen Corp.	45,111
2,300	Amgen, Inc. *	144,555
100	Bard (C.R.), Inc.	9,345
200	Becton, Dickinson & Co.	17,476
1,300	Biogen Idec, Inc. *	66,209
1,400	Cardinal Health, Inc.	76,972
200	Covance, Inc. *	18,868

See accompanying notes to the financial statements.

5

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Health Care — continued
2,300	Coventry Health Care, Inc. *	80,546
300	DENTSPLY International, Inc.	11,757
5,100	Eli Lilly & Co.	237,915
2,800	Express Scripts, Inc. *	205,548
2,800	Forest Laboratories, Inc. *	99,932
400	Genentech, Inc. *	39,500
200	Genzyme Corp. *	15,660
3,800	Gilead Sciences, Inc. *	200,184
100	Illumina, Inc. *	8,613
130	Intuitive Surgical, Inc. *	38,385
400	Invitrogen Corp. *	16,984
17,220	Johnson & Johnson	1,212,805
1,000	King Pharmaceuticals, Inc. *	11,440
3,100	McKesson Corp.	179,118
1,100	Medco Health Solutions, Inc. *	51,535
2,900	Medtronic, Inc.	158,340
10,300	Merck & Co., Inc.	367,401
200	Patterson Cos., Inc. *	6,508
3,400	PDL BioPharma, Inc.	41,038
54,090	Pfizer, Inc.	1,033,660
200	Quest Diagnostics, Inc.	10,810
1,700	Stryker Corp.	114,223
27,267	UnitedHealth Group, Inc.	830,280
200	Varian Medical Systems, Inc. *	12,632
100	Waters Corp. *	6,825
4,500	WellPoint, Inc. *	237,555
3,600	Wyeth	155,808
4,600	Zimmer Holdings, Inc. *	332,994
	Total Health Care	6,283,193
	Industrials — 5.7%
2,300	3M Co.	164,680
360	Burlington Northern Santa Fe Corp.	38,664
100	Caterpillar, Inc.	7,073

See accompanying notes to the financial statements.

6

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Industrials — continued
1,000	CH Robinson Worldwide, Inc.	52,110
300	Copart, Inc. *	13,203
800	CSX Corp.	51,744
1,400	Danaher Corp.	114,198
1,800	Deere & Co.	127,026
700	Emerson Electric Co.	32,760
200	Flowserve Corp.	26,424
600	Fluor Corp.	48,078
2,400	General Dynamics Corp.	221,520
200	Goodrich Corp.	10,250
200	Honeywell International, Inc.	10,034
400	Jacobs Engineering Group, Inc. *	29,528
200	Joy Global, Inc.	14,208
800	L-3 Communications Holdings, Inc.	83,152
120	Lockheed Martin Corp.	13,973
200	Manpower, Inc.	9,612
100	Masco Corp.	1,906
200	Norfolk Southern Corp.	14,706
550	Paccar, Inc.	23,683
600	Parker-Hannifin Corp.	38,442
400	Raytheon Co.	23,996
300	Rockwell Collins, Inc.	15,777
200	Ryder Systems, Inc.	12,904
100	SPX Corp.	11,925
100	Stericycle, Inc. *	5,930
700	Textron, Inc.	28,770
1,000	Tyco International Ltd.	42,880
200	Union Pacific Corp.	16,780
1,000	United Parcel Service, Inc.-Class B	64,120
2,300	United Technologies Corp.	150,857
100	W.W. Grainger, Inc.	9,003
	Total Industrials	1,529,916

See accompanying notes to the financial statements.

7

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Information Technology — 15.7%
100	Activision Blizzard, Inc. *	3,282
700	Affiliated Computer Services, Inc.-Class A *	37,268
1,900	Apple, Inc. *	322,107
17,800	Cisco Systems, Inc. *	428,090
900	Citrix Systems, Inc. *	27,243
100	Cypress Semiconductor Corp. *	3,242
4,200	Dell, Inc. *	91,266
7,600	eBay, Inc. *	189,468
1,400	EMC Corp. *	21,392
1,207	Fiserv, Inc. *	62,595
400	FLIR Systems, Inc. *	14,280
630	Google, Inc.-Class A *	291,873
800	Hewlett-Packard Co.	37,536
4,200	Intel Corp.	96,054
1,500	International Business Machines Corp.	182,595
600	Juniper Networks, Inc. *	15,420
260	MasterCard, Inc.-Class A	63,063
44,300	Microsoft Corp.	1,208,947
21,200	Oracle Corp. *	464,916
9,832	Qualcomm, Inc.	517,655
300	Texas Instruments, Inc.	7,353
700	Total System Services, Inc.	13,944
400	VeriSign, Inc. *	12,788
1,000	Western Digital Corp. *	27,260
1,100	Western Union Co. (The)	30,382
	Total Information Technology	4,170,019
	Materials — 2.1%
200	Air Products & Chemicals, Inc.	18,370
2,200	Barrick Gold Corp.	76,406
200	FMC Corp.	14,708
2,500	Monsanto Co.	285,625
1,100	Nucor Corp.	57,750
400	Owens-IIlinois, Inc. *	17,840

See accompanying notes to the financial statements.

8

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Materials — continued
701	Praxair, Inc.	62,978
400	Sigma-Aldrich Corp.	22,704
	Total Materials	556,381
	Telecommunication Services — 1.0%
3,539	AT&T, Inc.	113,213
4,284	Verizon Communications, Inc.	150,454
	Total Telecommunication Services	263,667
	Utilities — 0.1%
200	Exelon Corp.	15,192
200	FirstEnergy Corp.	14,528
	Total Utilities	29,720
	TOTAL COMMON STOCKS (COST $27,082,971)	25,575,646
	SHORT-TERM INVESTMENTS — 3.8%
	Money Market Funds — 3.8%
1,008,878	State Street Institutional Treasury Money Market Fund-Institutional Class	1,008,878
	TOTAL SHORT-TERM INVESTMENTS (COST $1,008,878)	1,008,878
	TOTAL INVESTMENTS — 99.9% (Cost $28,091,849)	26,584,524
	Other Assets and Liabilities (net) — 0.1%	36,518
	TOTAL NET ASSETS — 100.0%	$26,621,042

See accompanying notes to the financial statements.

9

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

A summary of outstanding financial instruments at August 31, 2008 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
7	S&P 500 E-Mini	September 2008	$448,910	$2,033

As of August 31, 2008, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*  Non-income producing security.

See accompanying notes to the financial statements.

10

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments, at value (cost $28,091,849) (Note 2)	$26,584,524
Dividends and interest receivable	70,793
Receivable for collateral on open futures contracts (Note 2)	25,200
Receivable for expenses reimbursed by Manager (Note 3)	8,339
Total assets	26,688,856
Liabilities:
Payable to affiliate for (Note 3):
Management fee	7,441
Shareholder service fee	3,381
Trustees and Chief Compliance Officer of GMO Trust fees	38
Payable for variation margin on open futures contracts (Note 2)	5,425
Accrued expenses	51,529
Total liabilities	67,814
Net assets	$26,621,042
Net assets consist of:
Paid-in capital	$34,564,575
Accumulated undistributed net investment income	69,614
Accumulated net realized loss	(6,507,855)
Net unrealized depreciation	(1,505,292)
$26,621,042
Net assets attributable to:
Class III shares	$26,621,042
Shares outstanding:
Class III	2,677,650
Net asset value per share:
Class III	$9.94

See accompanying notes to the financial statements.

11

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $42)	$279,817
Interest	993
Total investment income	280,810
Expenses:
Management fee (Note 3)	47,540
Shareholder service fee – Class III (Note 3)	21,609
Custodian, fund accounting agent and transfer agent fees	26,496
Audit and tax fees	27,508
Legal fees	368
Trustees fees and related expenses (Note 3)	128
Registration fees	828
Miscellaneous	369
Total expenses	124,846
Fees and expenses reimbursed by Manager (Note 3)	(55,476)
Expense reductions (Note 2)	(733)
Net expenses	68,637
Net investment income (loss)	212,173
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(2,570,928)
Closed futures contracts	(159,809)
Net realized gain (loss)	(2,730,737)
Change in net unrealized appreciation (depreciation) on:
Investments	2,068,427
Open futures contracts	79,199
Net unrealized gain (loss)	2,147,626
Net realized and unrealized gain (loss)	(583,111)
Net increase (decrease) in net assets resulting from operations	$(370,938)

See accompanying notes to the financial statements.

12

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$212,173	$2,667,719
Net realized gain (loss)	(2,730,737)	26,668,967
Change in net unrealized appreciation (depreciation)	2,147,626	(21,962,862)
Net increase (decrease) in net assets from operations	(370,938)	7,373,824
Distributions to shareholders from:
Net investment income
Class III	(208,968)	(2,382,432)
Class IV	—	(1,169,636)
Total distributions from net investment income	(208,968)	(3,552,068)
Net realized gains
Class III	—	(15,985,212)
Class IV	—	(5,014,664)
Total distributions from net realized gains	—	(20,999,876)
	(208,968)	(24,551,944)
Net share transactions (Note 7):
Class III	(17,995,885)	(122,744,412)
Class IV	—	(141,183,947)
Increase (decrease) in net assets resulting from net share transactions	(17,995,885)	(263,928,359)
Total increase (decrease) in net assets	(18,575,791)	(281,106,479)
Net assets:
Beginning of period	45,196,833	326,303,312
End of period (including accumulated undistributed net investment income of $69,614 and $66,409, respectively)	$26,621,042	$45,196,833

See accompanying notes to the financial statements.

13

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004
Net asset value, beginning of period	$10.03		$12.88		$12.45	$12.24	$11.76	$8.69
Income (loss) from investment operations:
Net investment income (loss)†	0.07		0.19		0.18	0.20	0.17	0.13
Net realized and unrealized gain (loss)	(0.10)		(0.96	)(a)	0.54	0.44	0.54	3.07
Total from investment operations	(0.03)		(0.77)		0.72	0.64	0.71	3.20
Less distributions to shareholders:
From net investment income	(0.06)		(0.22)		(0.23)	(0.15)	(0.18)	(0.13)
From net realized gains	—		(1.86)		(0.06)	(0.28)	(0.05)	—
Total distributions	(0.06)		(2.08)		(0.29)	(0.43)	(0.23)	(0.13)
Net asset value, end of period	$9.94		$10.03		$12.88	$12.45	$12.24	$11.76
Total Return(b)	(0.24	)%**	(7.30)%		5.87%	5.40%	6.16%	37.06%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$26,621		$45,197		$188,133	$224,097	$221,661	$188,370
Net expenses to average daily net assets	0.48	%*(c)	0.48	%(c)	0.48%	0.48%	0.48%	0.48%
Net investment income to average daily net assets	1.47	%*	1.52%		1.46%	1.68%	1.43%	1.26%
Portfolio turnover rate	30	%**	74%		73%	63%	68%	63%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.39	%*	0.08%		0.06%	0.04%	0.04%	0.04%

(a)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not Annualized.

See accompanying notes to the financial statements.

14

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Tobacco-Free Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming the S&P 500 Index. The Fund typically makes equity investments in companies that issue stocks included in the S&P 500 Index, and in companies with similar market capitalizations, other than tobacco-producing companies.

As of August 31, 2008, the Fund had one class of shares outstanding: Class III. Class IV shares were liquidated on June 21, 2007.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material.

15

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$25,575,646	$2,033
Level 2 - Other Significant Observable Inputs	1,008,878	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$26,584,524	$2,033

*  Other financial instruments include futures contracts.

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

The Fund held no investments or other financial instruments at either February 29, 2008 or August 31, 2008, whose fair value was determined using Level 3 inputs.

16

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of

17

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. The Fund had no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2008, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

18

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of February 29, 2008, the Fund elected to defer to March 1, 2008 post-October capital losses of $1,736,434.

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$29,097,570	$951,594	$(3,464,640)	$(2,513,046)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization

19

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.33% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including

20

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $128 and $92, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2008 aggregated $8,757,041 and $25,956,850, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 72.53% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund or on behalf of this large shareholder may have a material effect on the Fund.

As of August 31, 2008, no shares of the Fund were held by senior management of the Manager and GMO Trust officers, and 9.97% of the Fund's shares were held by accounts for which the Manager has investment discretion.

21

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	49	$500	443,012	$4,612,176
Shares issued to shareholders in reinvestment of distributions	18,976	184,028	1,466,326	17,114,056
Shares repurchased	(1,846,837)	(18,180,413)	(12,009,243)	(144,470,644)
Net increase (decrease)	(1,827,812)	$(17,995,885)	(10,099,905)	$(122,744,412)
	Six Months Ended August 31, 2008 (Unaudited)		Period Ended June 21, 2007*
Class IV:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	—	—	469,828	6,184,300
Shares repurchased	—	—	(11,190,045)	(147,368,247)
Net increase (decrease)	—	$—	(10,720,217)	$(141,183,947)

*  Effective June 21, 2007, all shareholders redeemed or exchanged out of Class IV.

22

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided

23

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

24

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.48%	$1,000.00	$997.60	$2.42
2) Hypothetical	0.48%	$1,000.00	$1,022.79	$2.45

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

25

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	81.7%
Preferred Stocks	11.7
Rights and Warrants	0.1
Other	6.5
100.0%
Country Summary	% of Equity Investments
Brazil	19.4%
South Korea	18.5
Taiwan	11.9
Russia	10.6
Turkey	7.3
China	5.8
Thailand	5.5
South Africa	5.1
Hungary	3.2
Malaysia	2.5
Mexico	2.1
Philippines	1.7
Israel	1.6
Poland	1.6
India	1.4
Czech Republic	0.6
Egypt	0.4
Indonesia	0.3
Morocco	0.3
Argentina	0.2
100.0%
Industry Sector Summary	% of Equity Investments
Financials	21.8%
Information Technology	15.3
Energy	14.5
Telecommunication Services	12.0
Materials	10.2
Consumer Staples	8.5
Industrials	8.0
Consumer Discretionary	4.9
Utilities	2.4
Health Care	2.4
100.0%

1

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 81.7%
	Argentina — 0.2%
2,430	Tenaris SA ADR	132,897
	Brazil — 6.8%
14,200	Anhanguera Educacional Participacoes SA	243,926
16,800	Companhia de Concessoes Rodoviarias	307,347
18,400	Companhia Vale do Rio Doce	490,704
14,200	Localiza Rent A Car	142,871
23,500	Natura Cosmeticos SA	273,638
61,200	Petroleo Brasileiro SA (Petrobras)	1,601,713
35,400	Redecard SA	630,468
12,900	Souza Cruz SA	337,379
13,400	Tractebel Energia SA	165,650
6,500	Usinas Siderurgicas de Minas Gerais SA	223,712
44,500	Weg SA	488,681
	Total Brazil	4,906,089
	China — 5.5%
632,000	China Construction Bank Class H	512,226
76,000	China Mengniu Dairy Co Ltd	229,380
101,200	China Mobile Ltd	1,148,822
24,000	China Overseas Land & Investment Ltd	39,864
114,000	China Railway Construction Corp Class H *	156,550
138,000	China Railway Group Ltd Class H *	105,890
22,000	China Shenhua Energy Co Ltd Class H	75,125
16,000	China Shipping Development Co Ltd Class H	37,805
72,000	Cosco Pacific Ltd	109,519
458,592	Denway Motors Ltd	163,386
214,900	Dongfeng Motor Group Co Ltd	90,742
354,000	Industrial and Commercial Bank of China Ltd Class H	242,388
2,840	Netease.Com Inc ADR *	74,152
54,000	Parkson Retail Group Ltd	77,457
242,842	PetroChina Co Ltd Class H	311,327

See accompanying notes to the financial statements.

2

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	China — continued
4,510	Sina.com *	192,306
7,100	Suntech Power Holdings Co Ltd ADR *	339,451
	Total China	3,906,390
	Czech Republic — 0.6%
3,900	CEZ AS	293,338
600	Komercni Banka AS	132,103
	Total Czech Republic	425,441
	Egypt — 0.4%
16,900	Egyptian Financial Group-Hermes Holding	148,176
1,900	Orascom Construction Industries	120,080
	Total Egypt	268,256
	Hungary — 3.0%
37,370	OTP Bank Nyrt *	1,675,981
2,460	Richter Gedeon Nyrt	487,504
	Total Hungary	2,163,485
	India — 1.3%
12,250	Hero Honda Motors Ltd	229,735
90,970	Hindustan Lever	505,768
9,980	Tata Consultancy Services Ltd	183,229
	Total India	918,732
	Indonesia — 0.3%
206,700	Bank Rakyat Indonesia	130,787
120,000	Unilever Indonesia Tbk PT	94,542
	Total Indonesia	225,329
	Israel — 1.5%
7,030	Check Point Software Technologies Ltd *	172,165
19,410	Teva Pharmaceutical Industries Ltd Sponsored ADR	918,869
	Total Israel	1,091,034

See accompanying notes to the financial statements.

3

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Malaysia — 2.2%
98,800	Berjaya Sports Toto Berhad	132,433
29,700	British American Tobacco Berhad	344,866
30,500	Digi.com Berhad	206,419
226,800	MISC Berhad (Foreign Registered)	573,733
22,700	Public Bank Berhad	68,038
56,800	Resorts World Berhad	45,119
56,700	Tanjong Plc	219,908
	Total Malaysia	1,590,516
	Mexico — 1.9%
98,460	Telmex Internacional SAB de CV ADR	1,389,271
	Morocco — 0.3%
10,090	Maroc Telecom	238,504
	Philippines — 1.6%
19,140	Philippine Long Distance Telephone Co	1,124,887
	Poland — 1.5%
5,891	Asseco Poland SA	160,268
28,630	Powszechna Kasa Oszczednosci Bank Polski SA	615,444
29,250	Telekomunikacja Polska SA	293,470
	Total Poland	1,069,182
	Russia — 9.9%
2,500	Cherepovets MK Severstal GDR (Registered Shares)	42,250
9,300	Evraz Group SA GDR	702,150
19,903	Lukoil Sponsored ADR	1,478,793
9,680	Mobile Telesystems Sponsored ADR	658,240
800	NovaTek OAO Sponsored GDR	57,600
57,750	OAO Gazprom Sponsored GDR	2,252,250
33,600	OAO Rosneft Oil Co GDR	286,608
446,730	OGK-3	33,330
430,300	Sberbank RF	1,008,925
11,880	Vimpel-Communications Sponsored ADR	285,476
10,500	X5 Retail Group NV GDR (Registered Shares) *	286,125
	Total Russia	7,091,747

See accompanying notes to the financial statements.

4

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	South Africa — 4.7%
13,200	Absa Group Ltd	186,354
21,576	Adcock Ingram Holdings Ltd *	105,112
31,000	African Bank Investments Ltd	111,512
36,904	Bidvest Group Ltd	545,214
252,004	FirstRand Ltd	536,642
20,500	Naspers Ltd Class N	514,830
29,879	Pretoria Portland Cement Co Ltd	131,724
30,400	Spar Group Ltd (The)	213,206
54,168	Standard Bank Group Ltd	631,970
28,815	Steinhoff International Holdings Ltd	68,900
20,076	Tiger Brands Ltd	353,108
	Total South Africa	3,398,572
	South Korea — 16.9%
10,400	Daegu Bank	115,295
1,110	Daelim Industrial Co Ltd	68,415
350	E1 Corp	30,531
520	GLOVIS Co Ltd	32,143
3,070	GS Engineering & Construction Corp	235,735
520	Hanmi Pharm Co Ltd	56,650
3,940	Hyundai Engineering & Construction	201,927
1,370	Hyundai Heavy Industries	297,757
7,920	Hyundai Mobis	657,655
1,710	Hyundai Steel Co	79,142
25,780	Kangwon Land Inc	452,561
3,220	Kolon Engineering & Construction Co Ltd	25,917
550	Komipharm International Co Ltd *	27,609
25,410	Kookmin Bank	1,390,136
19,380	Korea Exchange Bank	242,714
23,080	KT&G Corp	1,939,883
6,790	Lotte Midopa Co Ltd *	52,571
1,080	LS Industrial Systems Co Ltd	46,027
320	MegaStudy Co Ltd	66,987
4,320	NHN Corp *	588,066
3,000	POSCO	1,290,413

See accompanying notes to the financial statements.

5

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
3,900	Pusan Bank	43,372
700	Pyeong San Co Ltd	26,457
3,890	S1 Corp	213,661
3,663	Samsung Electronics Co Ltd	1,718,210
3,800	Samsung Engineering Co Ltd	241,526
5,410	Samsung Techwin Co Ltd	154,345
12,950	Shinhan Financial Group Co Ltd	587,537
530	Shinsegae Co Ltd	263,176
6,440	SK Networks Co Ltd *	98,587
16,610	SK Telecom Co Ltd ADR	338,844
118,650	STX Pan Ocean Co Ltd	201,449
1,700	Sung Kwang Bend Co Ltd	28,975
520	Taewoong Co Ltd	45,063
4,460	Woongjin Coway Co Ltd	135,758
10,020	Woori Finance Holdings Co Ltd	131,895
	Total South Korea	12,126,989
	Taiwan — 11.2%
27,440	Avermedia Technologies Inc	36,566
60,990	Chicony Electronics Co Ltd	109,507
816,984	China Steel Corp	999,975
119,400	Chunghwa Telecom Co Ltd	295,998
14,128	Delta Electronics Inc	37,841
136,500	Far Eastone Telecommunications Co Ltd	198,504
73,260	High Tech Computer Corp	1,357,423
458,285	Hon Hai Precision Industry Co Ltd	2,299,003
5,304	Largan Precision Co Ltd	71,583
9,215	MediaTek Inc	105,812
28,600	Powertech Technology Inc	88,667
12,188	Silitech Technology Corp	35,226
45,250	Taiwan Mobile Co Ltd	80,900
1,183,064	Taiwan Semiconductor Manufacturing Co Ltd	2,179,005
41,000	Tung Ho Steel Enterprise Corp	53,986
24,000	U-Ming Marine Transport Corp	63,263
	Total Taiwan	8,013,259

See accompanying notes to the financial statements.

6

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Thailand — 5.1%
235,000	Advanced Info Service Pcl (Foreign Registered)	606,701
29,000	Bangkok Bank Pcl NVDR	98,356
299,000	BEC World Pcl (Foreign Registered)	194,718
1,160,000	G Steel Pcl (Foreign Reigstered)	43,703
140,390	Kasikornbank Pcl NVDR	292,803
317,000	Land & Houses Pcl NVDR	60,979
144,000	Minor International Pcl	53,832
85,000	Precious Shipping Pcl (Foreign Reigstered)	48,905
40,000	PTT Chemical Pcl (Foreign Registered)	88,201
159,500	PTT Exploration & Production Pcl (Foreign Registered)	690,467
131,611	PTT Pcl (Foreign Registered)	1,015,978
36,000	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)	40,216
51,670	Siam Cement Pcl NVDR	247,954
64,000	Siam Commercial Bank Pcl (Foreign Registered)	145,567
375,000	Thai Beverage Pcl	59,278
	Total Thailand	3,687,658
	Turkey — 6.8%
119,520	Akbank TAS	613,249
29,400	Anadolu Efes Biracillik ve Malt Sanayii AS	315,319
58,500	Asya Katilim Bankasi AS *	127,005
12,700	BIM Birlesik Magazalar AS	490,560
35,244	Enka Insaat ve Sanayi AS	312,424
5,300	Ford Otomotiv Sanayi AS	40,856
15,470	Tupras-Turkiye Petrol Rafineriler AS	362,357
53,200	Turk Telekomunikasyon AS *	190,417
132,240	Turkcell Iletisim Hizmet AS	874,831
327,398	Turkiye Garanti Bankasi *	969,259
60,100	Turkiye Halk Bankasi AS	331,088
78,300	Turkiye Vakiflar Bankasi TAO Class D	147,994
47,300	Yapi ve Kredi Bankasi AS *	105,137
	Total Turkey	4,880,496
	TOTAL COMMON STOCKS (COST $62,112,188)	58,648,734

See accompanying notes to the financial statements.

7

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	PREFERRED STOCKS — 11.7%
	Brazil — 11.3%
20,600	AES Tiete SA 9.35%	192,983
80,264	Banco Bradesco SA 0.52%	1,474,789
90,275	Banco Itau Holding Financeira SA 0.46%	1,703,041
1,700	Companhia de Gas de Sao Paulo Class A 3.22%	44,461
23,800	Companhia Energetica de Minas Gerais 2.51%	513,817
35,348	Companhia Vale do Rio Doce Class A 0.54%	824,064
14,000	Confab Industrial SA 1.93%	54,540
3,400	Fertilizantes Fosfatados SA 1.99%	196,074
44,500	Gerdau SA 4.82%	838,129
69,400	Petroleo Brasileiro SA (Petrobras) 0.08%	1,485,926
11,900	Randon Participacoes SA 0.64%	97,098
5,600	Telecomunicacoes de Sao Paulo SA 4.31%	159,754
14,800	Usinas Siderrurgicas de Minas Gerais SA Class A 0.55%	519,362
	Total Brazil	8,104,038
	South Korea — 0.4%
950	Samsung Electronics Co Ltd (Non Voting) 2.21%	315,548
	TOTAL PREFERRED STOCKS (COST $7,973,719)	8,419,586
	RIGHTS AND WARRANTS — 0.1%
	Malaysia — 0.1%
422,641	YTL Power International Berhad Warrants, Expires 06/11/18 *	66,631
	TOTAL RIGHTS AND WARRANTS (COST $69,233)	66,631
	TOTAL INVESTMENTS — 93.5% (Cost $70,155,140)	67,134,951
	Other Assets and Liabilities (net) — 6.5%	4,670,839
	TOTAL NET ASSETS — 100.0%	$71,805,790

See accompanying notes to the financial statements.

8

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Notes to Schedule of Investments:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

*  Non income-producing security.

As of August 31, 2008, 58.22% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

9

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments, at value (cost $70,155,140) (Note 2)	$67,134,951
Foreign currency, at value (cost $932,364) (Note 2)	930,898
Receivable for investments sold	6,395,083
Dividends receivable	1,622,524
Receivable for expenses reimbursed by Manager (Note 3)	13,175
Total assets	76,096,631
Liabilities:
Due to custodian	50,086
Payable for investments purchased	3,706,670
Payable to affiliate for (Note 3):
Management fee	33,155
Shareholder service fee	11,876
Trustees and Chief Compliance Officer of GMO Trust fees	2,161
Accrued expenses	486,893
Total liabilities	4,290,841
Net assets	$71,805,790
Net assets consist of:
Paid-in capital	$67,665,100
Distributions in excess of net investment income	(1,024,368)
Accumulated net realized gain	8,190,030
Net unrealized depreciation	(3,024,972)
$71,805,790
Net assets attributable to:
Class III shares	$71,805,790
Shares outstanding:
Class III	9,149,126
Net asset value per share:
Class III	$7.85

See accompanying notes to the financial statements.

10

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $1,898,295)	$12,635,442
Interest	365,196
Securities lending income	25,857
Total investment income	13,026,495
Expenses:
Management fee (Note 3)	1,634,759
Shareholder service fee – Class III (Note 3)	197,055
Shareholder service fee – Class VI (Note 3)	152,526
Custodian and fund accounting agent fees	799,112
Transfer agent fees	21,160
Audit and tax fees	38,729
Legal fees	13,984
Trustees fees and related expenses (Note 3)	5,478
Registration fees	736
Miscellaneous	8,556
Total expenses	2,872,095
Fees and expenses reimbursed by Manager (Note 3)	(77,096)
Expense reductions (Note 2)	(4,806)
Net expenses	2,790,193
Net investment income (loss)	10,236,302
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (net of foreign capital gains tax of $24,679) (Note 2)	278,542,566
Foreign currency, forward contracts and foreign currency related transactions (net of CPMF tax of $1,815) (Note 2)	(1,688,793)
Net realized gain (loss)	276,853,773
Change in net unrealized appreciation (depreciation) on:
Investments	(349,526,961)
Foreign currency, forward contracts and foreign currency related transactions	(57,864)
Net unrealized gain (loss)	(349,584,825)
Net realized and unrealized gain (loss)	(72,731,052)
Net increase (decrease) in net assets resulting from operations	$(62,494,750)

See accompanying notes to the financial statements.

11

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$10,236,302	$15,296,524
Net realized gain (loss)	276,853,773	70,968,379
Change in net unrealized appreciation (depreciation)	(349,584,825)	138,141,381
Net increase (decrease) in net assets from operations	(62,494,750)	224,406,284
Distributions to shareholders from:
Net investment income
Class III	(1,724,371)	(6,966,010)
Class VI	(4,323,186)	(14,556,021)
Total distributions from net investment income	(6,047,557)	(21,522,031)
Net realized gains
Class III	(89,648,230)	(23,553,007)
Class VI	(204,439,434)	(44,940,537)
Total distributions from net realized gains	(294,087,664)	(68,493,544)
	(300,135,221)	(90,015,575)
Net share transactions (Note 7):
Class III	(169,679,345)	11,905,376
Class VI	(490,956,756)	111,032,810
Increase (decrease) in net assets resulting from net share transactions	(660,636,101)	122,938,186
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	1,301,435	758,901
Class VI	3,498,597	416,207
Increase in net assets resulting from purchase premiums and redemption fees	4,800,032	1,175,108
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(655,836,069)	124,113,294
Total increase (decrease) in net assets	(1,018,466,040)	258,504,003
Net assets:
Beginning of period	1,090,271,830	831,767,827
End of period (including distributions in excess of net investment income of $1,024,368 and $5,213,113, respectively)	$71,805,790	$1,090,271,830

See accompanying notes to the financial statements.

12

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008	2007	2006	2005	2004
Net assets value, beginning of period	$13.28		$11.36	$10.38	$7.71	$13.77	$7.25
Income (loss) from investment operations:
Net investment income (loss)	0.15	†	0.20 †	0.18 †	0.15 †	0.17 †	0.23
Net realized and unrealized gain (loss)	(1.26)		2.89	1.57	2.67	0.19	6.35
Total from investment operations	(1.11)		3.09	1.75	2.82	0.36	6.58
Less distributions to shareholders:
From net investment income	(0.08)		(0.27)	(0.18)	(0.11)	(0.52)	(0.06)
From net realized gains	(4.24)		(0.90)	(0.59)	(0.04)	(5.90)	—
Total distributions	(4.32)		(1.17)	(0.77)	(0.15)	(6.42)	(0.06)
Net asset value, end of period	$7.85		$13.28	$11.36	$10.38	$7.71	$13.77
Total Return(a)	(9.87	)%**	26.68%	17.27%	36.86%	16.19%	91.04%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$71,806		$353,478	$292,123	$197,026	$82,153	$141,614
Net expenses to average daily net assets	0.81	%(b)*	0.71%	0.70%	0.73%	1.22%	1.25%
Net investment income to average daily net assets	1.22	%(c)**	1.46%	1.70%	1.71%	1.84%	1.76%
Portfolio turnover rate	27	%**	17%	17%	18%	141%	39%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.01%	0.02%	0.04%	0.11%	0.07%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.06		$0.03	$0.02	$0.04	$0.06	$0.02

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions (Note 2).

(c)  The ratio for the six months ended August 31, 2008, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

13

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Period from March 1, 2008 through August 1, 2008		Year Ended February 28/29,
	(Unaudited)		2008	2007	2006	2005(a)
Net asset value, beginning of period	$13.31		$11.38	$10.39	$7.72	$6.52
Income (loss) from investment operations:
Net investment income (loss)†	0.14		0.20	0.20	0.15	0.03
Net realized and unrealized gain (loss)	(0.78)		2.91	1.57	2.67	1.44
Total from investment operations	(0.64)		3.11	1.77	2.82	1.47
Less distributions to shareholders:
From net investment income	(0.09)		(0.28)	(0.19)	(0.11)	(0.01)
From net realized gains	(4.24)		(0.90)	(0.59)	(0.04)	(0.26)
Total distributions	(4.33)		(1.18)	(0.78)	(0.15)	(0.27)
Net asset value, end of period	$8.34	(b)	$13.31	$11.38	$10.39	$7.72
Total Return(c)	(4.58	)%**	26.83%	17.45%	36.92%	23.05	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$214,428	(b)	$736,794	$539,645	$392,370	$103,152
Net expenses to average daily net assets	0.62	%(d)*	0.61%	0.61%	0.64%	0.71	%*
Net investment income to average daily net assets	1.07	%(e)**	1.50%	1.82%	1.66%	0.99	%*
Portfolio turnover rate	27	%†††**	17%	17%	18%	141	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.01%	0.02%	0.04%	0.16	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.07		$0.01	$0.01	$0.03	$0.04

(a)  Period from September 23, 2004 (commencement of operations) through February 28, 2005.

(b)  Represents the ending net asset value per share and net assets upon the liquidation of the class.

(c)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions (Note 2).

(e)  The ratio for the six months ended August 31, 2008, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2005.

†††  Calculation represents portfolio turnover of the Fund for the period from March 1, 2008 through August 31, 2008.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

14

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Emerging Markets Opportunities Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its investment objective by outperforming its benchmark, the S&P/IFCI (Investable) Composite Index. The Fund typically makes equity investments in companies whose stocks are traded in the securities markets of the world's non-developed markets ("emerging markets"), which excludes countries that are included in the MSCI EAFE Index.

As of August 31, 2008, the Fund had one class of shares outstanding: Class III. Class VI shares were liquidated on August 1, 2008.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material. Because many

15

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities using fair value prices supplied by a third party vendor based on models to the extent that these fair value prices are available.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$23,013,065	$930,898
Level 2 - Other Significant Observable Inputs	44,121,886	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$67,134,951	$930,898

*  Other financial instruments include foreign currency.

16

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of February 29, 2008	$326,229	$—
Realized gain (loss)	(111,606)	—
Change in unrealized appreciation/depreciation	127,883	—
Net purchases (sales)	(464,157)	—
Net transfers in and/or out of Level 3	121,651	—
Balance as of August 31, 2008	$—	$—

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency

17

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. They expose the Fund to risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of substantial losses if the price of the underlying instrument increases during the term of the option. Options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no open written option contracts during the period.

18

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund values exchange traded options at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. The Fund values options traded over-the-counter using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities. Indexed securities are securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which investing through conventional securities is difficult. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. The Fund had no indexed securities outstanding at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

19

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. The Fund had no swap agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. The Fund had no securities on loan at August 31, 2008.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

20

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and, if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by some countries in which it invests. The Fund did not have a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of August 31, 2008. The accrual for capital gains and repatriation taxes is included in net unrealized gain (loss) in the Statement of Operations. For the period ended August 31, 2008, the Fund incurred $24,679 in capital gain taxes, which is included in net realized gain (loss) in the Statement of Operations.

The Fund is subject to a Contribuição Provisória sobre Movimentações Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to/from the Brazilian market. For the period ended August 31, 2008, the Fund incurred $1,815 in CPMF tax, which is included in net realized gain (loss) on foreign currency, forward contracts and foreign currency related transactions in the Statement of Operations.

The Fund is currently subject to a Taiwanese security transaction tax of 0.30% of the transaction amount on equities and 0.10% of the transaction amount on mutual fund shares, which must be paid by the Fund upon the sale or transfer of any portfolio securities subject to that tax.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$77,353,698	$5,335,086	$(15,553,833)	$(10,218,747)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

21

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund also incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

As of August 31, 2008, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.50% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same

22

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the Manager may waive the purchase premium or redemption fee in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. These fees are allocated relative to each class's net assets on the share transaction date. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except for estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may charge a redemption fee based on estimated or known transaction costs. The Fund charges no premium for reinvested distributions.

Investment risks

Investments in securities of issuers in emerging countries present risks that are not inherent in many other investments. Many emerging countries are subject to political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls that impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in some countries based on the Manager's expectations that conditions in those countries will improve. These factors may result in significant volatility in the values of the Fund's holdings. The markets in emerging countries are typically less liquid than those of developed markets. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating the values it has placed on its holdings.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.40% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares.

23

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.40% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, custodial fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $4,834 and $2,852, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2008 aggregated $197,901,437 and $1,126,270,757, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 63.49% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

24

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

As of August 31, 2008, 0.73% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and 83.19% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	26,819	$343,945	5,544,644	$72,929,163
Shares issued to shareholders in reinvestment of distributions	11,000,542	90,534,462	2,089,807	29,583,608
Shares repurchased	(28,495,603)	(260,557,752)	(6,737,464)	(90,607,395)
Purchase premiums	—	171	—	355,991
Redemption fees	—	1,301,264	—	402,910
Net increase (decrease)	(17,468,242)	$(168,377,910)	896,987	$12,664,277
	Period Ended August 31, 2008* (Unaudited)		Year Ended February 29, 2008
Class VI:	Shares	Amount	Shares	Amount
Shares sold	—	$—	5,543,984	$74,667,359
Shares issued to shareholders in reinvestment of distributions	25,273,925	208,762,620	4,182,085	59,496,558
Shares repurchased	(80,618,206)	(699,719,376)	(1,790,190)	(23,131,107)
Purchase premiums	—	—	—	317,281
Redemption fees	—	3,498,597	—	98,926
Net increase (decrease)	(55,344,281)	$(487,458,159)	7,935,879	$111,449,017

*  Effective August 1, 2008, all shareholders redeemed or exchanged out of Class VI.

8.  Subsequent event

Pursuant to a plan of liquidation adopted by the Board of Trustees of the Fund on September 4, 2008, the Fund was liquidated on September 30, 2008.

25

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory

26

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

27

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

28

GMO Emerging Markets Opportunities Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred
Class III
1	) Actual	0.81%	$1,000.00	$901.30	$3.88	(a)
2	) Hypothetical	0.81%	$1,000.00	$1,021.12	$4.13	(a)
Class VI
1	) Actual	0.62%	$1,000.00	$954.20	$2.56	(b)
2	) Hypothetical	0.62%	$1,000.00	$1,022.08	$3.16	(a)

(a) Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

(b) For the period March 1, 2008 through August 1, 2008. Expenses are calculated using the Class's annualized net expense ratio for the period ended August 1, 2008, multiplied by the average account value over the period, multiplied by 154 days in the period, divided by 365 days in the year.

29

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	93.3%
Short-Term Investments	4.8
Preferred Stocks	0.2
Forward Currency Contracts	0.2
Rights and Warrants	0.0
Futures	(0.3)
Other	1.8
100.0%
Country Summary	% of Equity Investments
Japan	25.2%
United Kingdom	22.0
France	13.6
Switzerland	5.6
Germany	4.9
Italy	4.6
Canada	3.9
Netherlands	3.7
Australia	3.6
Hong Kong	2.4
Finland	2.2
Singapore	2.1
Spain	1.8
Sweden	1.2
Belgium	1.2
Norway	0.8
Ireland	0.4
Denmark	0.3
Austria	0.2
Greece	0.2
New Zealand	0.1
100.0%
Industry Sector Summary	% of Equity Investments
Financials	18.1%
Energy	16.2
Health Care	14.0
Consumer Discretionary	11.9
Materials	9.2
Industrials	6.5
Consumer Staples	6.5
Information Technology	6.2
Telecommunication Services	6.1
Utilities	5.3
100.0%

1

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.3%
	Australia — 3.3%
1,127,380	Australia and New Zealand Banking Group Ltd	15,875,370
595,739	BHP Billiton Ltd	20,923,411
1,690,912	BlueScope Steel Ltd	13,295,692
3,274,215	Macquarie Infrastructure Group	6,101,666
4,232,474	Mirvac Group Ltd	10,384,280
91,863	Rio Tinto Ltd	9,960,084
536,830	Santos Ltd	9,183,286
240,512	St George Bank	6,202,624
5,732,648	Stockland	25,655,244
1,873,751	Suncorp-Metway Ltd	18,192,206
1,105,753	TABCORP Holdings Ltd	8,077,578
5,863,566	Telstra Corp Ltd	21,765,992
364,685	Westpac Banking Corp	7,288,119
738,669	Woodside Petroleum Ltd	39,676,045
830,585	Woolworths Ltd	20,052,417
	Total Australia	232,634,014
	Austria — 0.2%
204,281	OMV AG	13,087,571
	Belgium — 1.1%
111,087	Belgacom SA	4,423,386
33,967	Colruyt SA	9,260,771
1,709,510	Dexia	24,159,455
2,132,999	Fortis	29,534,168
56,178	Solvay SA	6,878,162
	Total Belgium	74,255,942
	Canada — 3.7%
152,900	Agrium Inc	12,932,708
779,700	Bank of Montreal	34,167,867

See accompanying notes to the financial statements.

2

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Canada — continued
230,600	Bank of Nova Scotia	10,652,599
163,111	BCE Inc	6,180,030
173,700	Canadian Imperial Bank of Commerce	10,497,579
154,600	Canadian National Railway Co	8,111,477
229,300	Canadian Natural Resources	19,574,074
210,400	Canadian Oil Sands Trust	10,197,009
258,300	Canadian Pacific Railway Ltd	15,758,781
181,800	EnCana Corp	13,664,963
103,000	Fording Canadian Coal Trust	9,162,130
122,500	IGM Financial Inc	5,121,280
121,800	Imperial Oil Ltd	6,264,361
210,200	Magna International Inc Class A	12,071,949
591,800	National Bank of Canada	27,878,919
303,400	Penn West Energy Trust	8,906,553
186,800	Petro-Canada	8,259,804
575,200	Sun Life Financial Inc	22,183,500
225,100	Suncor Energy Inc	12,889,508
	Total Canada	254,475,091
	Denmark — 0.3%
332,800	Danske Bank A/S	9,364,873
190,025	Novo-Nordisk A/S Class B	10,607,553
	Total Denmark	19,972,426
	Finland — 2.0%
186,641	Fortum Oyj	7,660,840
329,570	Neste Oil Oyj	7,858,545
2,872,474	Nokia Oyj	71,919,306
88,602	Nokian Renkaat Oyj	3,155,351
348,479	Outokumpu Oyj	8,344,600
253,511	Rautaruukki Oyj	8,598,822
1,110,219	Sampo Oyj Class A	27,930,238
38,955	Stockmann Oyj AB Class A	1,148,511
208,277	Tietoenator Oyj	4,089,335
	Total Finland	140,705,548

See accompanying notes to the financial statements.

3

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	France — 12.7%
90,782	Air Liquide SA	11,026,409
113,728	Alstom	11,552,742
677,633	Arcelor Mittal	53,161,641
883,968	BNP Paribas	79,296,455
15,189	Bongrain SA	1,223,906
78,353	Cap Gemini SA	4,625,992
118,326	Casino Guichard-Perrachon SA	11,595,215
124,241	Cie de Saint-Gobain	7,590,614
125,172	Dassault Systemes SA	7,565,079
165,104	Essilor International SA	8,783,157
1,251,461	France Telecom SA	36,899,224
3,655	Fromageries Bel	859,797
713,713	GDF Suez	41,086,556
118,539	Hermes International	16,834,158
82,853	L'Oreal SA	8,223,954
26,405	Lafarge SA	3,185,451
346,867	Peugeot SA	16,480,202
289,154	Renault SA	24,145,317
2,675,900	Sanofi-Aventis	189,843,093
487,516	Societe Generale	47,027,011
89,276	Suez Environnement SA *	2,564,439
4,039,807	Total SA	290,204,210
12,634	Union du Credit-Bail Immobilier	2,623,201
31,879	Vallourec SA	8,868,441
	Total France	885,266,264
	Germany — 4.4%
758	Aareal Bank AG	18,084
271,462	Adidas AG	15,856,337
229,436	Altana AG	3,656,724
375,511	BASF AG	21,670,274
633,945	Bayerische Motoren Werke AG	26,166,459
58,245	Beiersdorf AG (Bearer)	3,390,607
38,479	Bilfinger & Berger AG	2,700,716
96,103	Demag Cranes AG	5,210,786

See accompanying notes to the financial statements.

4

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
831,900	E.ON AG	48,497,435
72,377	Epcos AG	1,867,293
207,595	Gildemeister AG	4,967,978
271,763	Hannover Rueckversicherungs AG (Registered)	11,527,840
469,415	Heidelberger Druckmaschinen	9,568,727
132,267	Kloeckner & Co AG	5,220,902
71,886	Linde AG	9,020,056
296,380	Norddeutsche Affinerie AG	13,657,420
19,427	Puma AG Rudolf Dassler Sport	6,110,336
83,779	RWE AG	9,022,786
171,703	Salzgitter AG	26,292,871
617,306	SAP AG	34,582,864
101,071	SGL Carbon AG *	6,049,462
271,047	ThyssenKrupp AG	13,495,089
69,808	Volkswagen AG	20,814,251
37,297	Vossloh AG	4,840,101
	Total Germany	304,205,398
	Greece — 0.2%
148,497	Alpha Bank A.E.	3,778,630
86,671	National Bank of Greece SA	3,820,535
185,049	OPAP SA	6,480,461
	Total Greece	14,079,626
	Hong Kong — 2.3%
3,030,500	BOC Hong Kong Holdings Ltd	6,739,121
6,449,098	CLP Holdings Ltd	52,318,045
694,400	Esprit Holdings Ltd	5,732,461
171,000	Guoco Group	1,792,566
542,700	Hang Seng Bank Ltd	10,703,823
513,000	Henderson Land Development Co Ltd	3,092,369
4,921,300	Hong Kong & China Gas	11,041,807
269,900	Hong Kong Aircraft Engineering Co Ltd	3,005,118
4,888,969	Hong Kong Electric Holdings Ltd	31,041,251

See accompanying notes to the financial statements.

5

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — continued
564,700	Hong Kong Ferry Co Ltd	502,678
1,737,000	MTR Corp Ltd	5,592,247
3,973,200	Noble Group Ltd	5,368,538
947,000	Sun Hung Kai Properties Ltd	12,912,779
2,664,400	Yue Yuen Industrial Holdings	7,381,739
	Total Hong Kong	157,224,542
	Ireland — 0.4%
580,741	Bank of Ireland	4,655,282
906,394	CRH Plc	23,644,112
	Total Ireland	28,299,394
	Italy — 4.2%
1,152,750	A2A SPA	3,602,978
412,084	Banco Popolare Scarl	7,849,630
1,069,201	Enel SPA	9,817,217
6,921,635	ENI SPA	224,519,537
165,365	Fondiaria-Sai SPA-Di RISP	3,092,163
291,136	Italcementi SPA-Di RISP	3,335,951
197,819	Luxottica Group SPA	4,963,990
1,335,964	Mediaset SPA	9,699,478
97,300	Natuzzi SPA ADR *	306,495
108,456	Saipem	4,291,573
1,539,591	Snam Rete Gas SPA	9,617,813
6,904,947	Telecom Italia SPA-Di RISP	8,752,236
926,456	Terna SPA	3,722,460
953,402	Tiscali SPA *	2,122,370
	Total Italy	295,693,891
	Japan — 23.6%
437,470	Acom Co Ltd	12,184,410
310,800	Aiful Corp	2,511,982
156,900	Aisin Seiki Co Ltd	4,130,578
906,400	Alps Electric Co Ltd	8,192,054

See accompanying notes to the financial statements.

6

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
877,800	Asahi Breweries	16,259,306
1,144,000	Asahi Kasei Corp	5,372,785
104,300	Benesse Corp	4,572,830
927,600	Canon Inc	41,597,068
161,400	Capcom	4,933,876
2,015,000	Cosmo Oil Co Ltd	5,885,257
475,000	Dai Nippon Printing Co Ltd	6,706,290
1,140,300	Daiei Inc *	9,014,219
352,000	Daihatsu Motor Co Ltd	4,333,097
285,680	Daiichi Sankyo Co Ltd	8,594,667
211,200	Daikin Industries Ltd	7,119,220
320,500	Denso Corp	8,308,481
200,700	FamilyMart Co Ltd	8,128,928
196,300	Fanuc Ltd	14,604,406
248,700	Fast Retailing Co Ltd	25,102,802
3,223,000	Fuji Heavy Industries Ltd	18,424,629
1,270,000	Fujikura Ltd	5,911,532
550,000	Fujitsu Ltd	3,801,523
1,451,000	GS Yuasa Corp	7,419,653
1,230,000	Hanwa Co Ltd	5,500,623
8,368,500	Haseko Corp	8,493,899
75,500	Hirose Electric Co Ltd	7,322,971
1,476,000	Hitachi Ltd	10,870,658
199,000	Hitachi Metals Ltd	2,954,877
453,000	Hokkaido Electric Power	10,122,441
3,924,800	Honda Motor Co Ltd	127,468,340
249,400	Hosiden Corp	4,149,543
580,600	Hoya Corp	11,835,606
1,214	INPEX Holdings Inc	13,219,464
2,428,000	Itochu Corp	19,532,702
532,600	JFE Holdings Inc	22,507,675
172,000	JGC Corp	3,293,681
1,610,000	Kao Corp	45,583,940
2,853,000	Kawasaki Kisen Kaisha Ltd	20,227,024

See accompanying notes to the financial statements.

7

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
4,945	Kenedix Inc	2,816,570
80,200	Keyence Corp	16,222,921
568,000	Kirin Holdings Co Ltd	8,498,339
280,000	Konami Corp	8,550,354
401,000	Kurray Co Ltd	4,178,708
41,400	Kyocera Corp	3,469,743
620,200	Kyushu Electric Power Co Inc	13,656,609
61,600	Lawson Inc	2,823,391
1,149,000	Marubeni Corp	7,109,294
1,454,000	Matsushita Electric Industrial Co Ltd	29,885,295
3,309,000	Mazda Motor Corp	17,613,245
615,000	Minebea Co Ltd	2,696,856
965,500	Mitsubishi Chemical Holdings	5,462,284
1,259,000	Mitsubishi Corp	34,583,568
642,000	Mitsubishi Electric Corp	5,444,736
389,000	Mitsubishi Gas Chemical Co Inc	2,203,247
3,998,000	Mitsui Mining & Smelting Co Ltd	10,652,619
1,022,000	Mitsui OSK Lines Ltd	12,112,821
1,260	Mizuho Financial Group Inc	5,363,703
313,900	Murata Manufacturing Co Ltd	13,793,342
860,000	NEC Corp	3,963,264
65,600	Nidec Corp	4,409,487
198,000	Nikon Corp	6,426,323
104,200	Nintendo Co Ltd	48,917,720
659,000	Nippon Denko Co Ltd	5,671,354
229,000	Nippon Electric Glass Co Ltd	3,054,631
3,108,500	Nippon Mining Holdings Inc	17,266,447
5,246,000	Nippon Oil Corp	32,718,819
11,264	Nippon Telegraph & Telephone Corp	55,375,406
1,325,000	Nippon Yakin Koguo Co Ltd	6,523,653
3,433,000	Nippon Yusen KK	27,396,226
8,056,100	Nissan Motor Co	61,194,868
114,300	Nissha Printing Co Ltd	6,173,053
717,000	Nisshinbo Industries Inc	7,894,279

See accompanying notes to the financial statements.

8

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
141,300	Nitto Denko Corp	4,241,457
243,300	Nomura Research Institute	5,520,858
34,830	NTT Docomo Inc	54,892,707
163,700	Ono Pharmaceutical Co Ltd	8,571,823
41,080	ORIX Corp	5,004,455
8,812,000	Osaka Gas Co Ltd	32,061,040
776,000	Pacific Metals Co Ltd	4,966,065
361,050	Promise Co Ltd	8,091,775
16,381	Resona Holdings Inc	19,066,073
901,000	Ricoh Company Ltd	14,872,468
165,900	Rohm Co Ltd	9,551,371
120,100	Ryohin Keikaku Co Ltd	6,444,398
323,700	Sankyo Co Ltd Gunma	15,326,726
2,099,000	Sanyo Electric Co Ltd *	4,185,282
41,048	SBI Holdings Inc	7,360,946
92,700	Secom Co	4,270,328
1,396,000	Sega Sammy Holdings Inc	13,240,966
123,800	Seiko Epson Corp	3,571,583
2,300,000	Seven & I Holdings Co Ltd	66,993,381
37,200	Shimamura Co	2,083,309
113,500	Shimano Inc	4,588,688
698,100	Shin-Etsu Chemical Co Ltd	38,835,432
1,419,000	Shinsei Bank Ltd	4,825,088
300,000	Shiseido Co Ltd	7,024,129
1,054,000	Showa Shell Sekiyu KK	11,915,563
5,790,200	Sojitz Corp	16,520,977
457,100	SUMCO Corp	9,055,428
920,000	Sumitomo Chemical Co Ltd	5,645,225
598,400	Sumitomo Electric Industries Ltd	6,866,977
3,308,000	Sumitomo Metal Industries Ltd	14,613,274
61,200	T&D Holdings Inc	3,211,237
232,000	Taisho Pharmaceutical Co Ltd	4,921,061
802,700	Takeda Pharmaceutical Co Ltd	41,933,279
913,510	Takefuji Corp	12,099,557

See accompanying notes to the financial statements.

9

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
159,500	TDK Corp	9,239,759
251,100	Terumo Corp	13,969,282
2,833,000	Tokyo Gas Co Ltd	11,820,044
858,500	Tokyo Steel Manufacturing Co	9,064,275
896,000	TonenGeneral Sekiyu KK	7,209,335
638,000	Toppan Printing Co Ltd	5,750,386
1,479,000	Tosoh Corp	5,372,280
292,000	Toyo Engineering Corp	1,522,089
126,800	Toyoda Gosei Co Ltd	2,825,722
122,900	Toyota Boshoku Corp	1,986,813
200	Toyota Industries Corp	5,761
321,100	Toyota Motor Corp	14,326,965
274,900	Toyota Tsusho Kaisha	4,700,515
206,000	Trend Micro Inc	6,971,738
1,263,000	Ube Industries Ltd	4,515,175
1,141,000	UNY Co Ltd	12,578,371
37,506	Yahoo Japan Corp	14,374,204
89,000	Yamato Kogyo Co	3,243,618
	Total Japan	1,642,165,470
	Netherlands — 3.5%
4,238,988	Aegon NV	49,935,157
11,644	Gamma Holdings NV	415,763
442,871	Heineken NV	20,763,102
4,080,278	ING Groep NV	127,118,098
256,990	Koninklijke DSM	14,790,987
429,906	Reed Elsevier NV	7,188,078
132,565	Royal Dutch Shell Group Class A (Amsterdam)	4,613,423
354,226	Royal Dutch Shell Plc B Shares (London)	12,180,566
150,599	TNT NV	5,617,570
	Total Netherlands	242,622,744
	New Zealand — 0.1%
2,964,080	Telecom Corp of New Zealand	6,784,295

See accompanying notes to the financial statements.

10

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Norway — 0.7%
938,100	DnB NOR ASA	10,875,922
998,300	StatoilHydro ASA	30,623,284
153,240	Yara International ASA	9,488,229
	Total Norway	50,987,435
	Singapore — 1.9%
241,000	DBS Group Holdings Ltd	3,047,326
445,000	Midas Holdings Ltd	163,580
2,384,000	Neptune Orient Lines Ltd	3,757,065
2,870,000	Oversea-Chinese Banking Corp	16,263,637
3,258,100	Sembcorp Industries Ltd	9,457,354
4,795,000	SembCorp Marine Ltd	12,708,840
1,251,000	Singapore Exchange Ltd	5,524,158
1,302,000	Singapore Petroleum Co	4,891,837
5,458,000	Singapore Press Holdings Ltd	15,787,969
2,399,000	Singapore Technologies Engineering Ltd	4,738,916
17,953,000	Singapore Telecommunications	44,309,532
1,133,000	United Overseas Bank Ltd	15,080,521
	Total Singapore	135,730,735
	Spain — 1.7%
118,893	Gas Natural SDG SA	5,508,089
1,039,192	Iberdrola SA	12,521,559
245,536	Inditex SA	11,419,095
1,669,334	Repsol YPF SA	51,633,416
1,435,552	Telefonica SA	35,470,331
	Total Spain	116,552,490
	Sweden — 1.2%
469,575	Hennes & Mauritz AB Class B	23,270,114
1,404,200	Investor AB Class B	29,565,172
572,600	SKF AB Class B	8,671,588
493,800	Svenska Handelsbanken AB Class A	11,881,621
393,500	Swedbank AB	6,914,911
	Total Sweden	80,303,406

See accompanying notes to the financial statements.

11

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Switzerland — 5.2%
300,727	ABB Ltd *	7,376,148
314,542	Ciba Holding AG	7,747,448
255,426	CIE Financiere Richemont SA Class A	14,861,936
2,110,825	Nestle SA (Registered)	93,002,050
2,940,847	Novartis AG (Registered)	163,830,403
98,319	Roche Holding AG (Non Voting)	16,544,968
38,127	Swatch Group AG	8,961,003
60,292	Syngenta AG (Registered)	16,176,921
94,885	Synthes Inc	13,130,106
1,026,910	UBS AG (Registered) *	22,321,012
	Total Switzerland	363,951,995
	United Kingdom — 20.6%
1,932,712	3i Group Plc	32,295,393
1,169,791	Alliance & Leicester Plc	6,937,186
147,855	Anglo American Plc	7,859,345
1,780,975	AstraZeneca Plc	86,825,988
392,870	BAE Systems Plc	3,428,821
7,495,715	Barclays Plc	47,964,575
1,095,110	Barratt Developments Plc	2,920,072
3,661,044	BG Group Plc	81,206,899
210,962	BHP Billiton Plc	6,570,611
709,956	British American Tobacco Plc	23,985,264
583,756	British Energy Group Plc	7,795,594
876,734	Cadbury Plc	10,061,502
682,752	Capita Group Plc	8,784,439
1,697,398	Cobham Plc	7,095,395
1,446,437	Compass Group Plc	9,625,837
1,318,395	Diageo Plc	24,349,350
381,524	Drax Group Plc	5,174,925
14,242,901	DSG International Plc	12,797,001
401,044	FirstGroup Plc	4,419,959
1,030,447	Game Group Plc	5,056,895
14,203,841	GlaxoSmithKline Plc	334,227,828
9,486,268	HBOS Plc	54,298,746

See accompanying notes to the financial statements.

12

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
3,502,880	Home Retail Group	16,127,162
356,060	HSBC Holdings Plc	5,602,483
186,890	Imperial Tobacco Group Plc	6,161,913
4,451,832	Kingfisher Plc	10,753,216
1,250,069	Lloyds TSB Group Plc	6,898,957
321,740	London Stock Exchange	4,623,486
469,584	Man Group Plc	4,838,862
504,514	Next Plc	9,734,715
6,493,475	Old Mutual Plc	11,483,899
248,399	Reckitt Benckiser Group Plc	12,557,656
581,886	Reed Elsevier Plc	6,650,426
986,447	Rio Tinto Plc	93,642,172
32,588,869	Royal Bank of Scotland Group	138,602,859
3,296,194	Royal Dutch Shell Plc A Shares (London)	115,193,132
1,438,161	Sage Group Plc	5,483,500
343,931	Scottish & Southern Energy Plc	9,058,892
10,211,322	Signet Group Plc	11,657,765
932,781	Smith & Nephew Plc	11,193,716
2,881,273	Taylor Woodrow Plc	2,831,948
1,418,284	Tesco Plc	9,830,675
590,487	United Utilities Group Plc	7,683,123
47,957,526	Vodafone Group Inc	122,553,224
1,036,841	William Hill Plc	5,333,785
1,057,111	Wolseley Plc	8,529,473
232,828	Xstrata Plc	12,980,893
	Total United Kingdom	1,433,689,557
	TOTAL COMMON STOCKS (COST $6,986,446,024)	6,492,687,834

See accompanying notes to the financial statements.

13

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	PREFERRED STOCKS — 0.2%
	Germany — 0.2%
9,049	Villeroy & Boch AG (Non Voting) 5.38%	102,182
103,177	Volkswagen AG 1.73%	15,904,324
	Total Germany	16,006,506
	TOTAL PREFERRED STOCKS (COST $3,885,570)	16,006,506
	RIGHTS AND WARRANTS — 0.0%
	France — 0.0%
2	Suez Environnement SA Rights, Expires 08/28/09 *	15
	TOTAL RIGHTS AND WARRANTS (COST $14)	15
	SHORT-TERM INVESTMENTS — 4.8%
11,000,000	HBOS Treasury Services Time Deposit, 2.05%, due 09/02/08	11,000,000
321,800,000	ING Bank Time Deposit, 2.08%, due 09/02/08	321,800,000
	TOTAL SHORT-TERM INVESTMENTS (COST $332,800,000)	332,800,000
	TOTAL INVESTMENTS — 98.3% (Cost $7,323,131,608)	6,841,494,355
	Other Assets and Liabilities (net) — 1.7%	121,427,333
	TOTAL NET ASSETS — 100.0%	$6,962,921,688

See accompanying notes to the financial statements.

14

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

A summary of outstanding financial instruments at August 31, 2008 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
11/21/08	CAD	47,937,236	$45,108,270	$(777,724)
11/21/08	CHF	74,963,201	68,131,022	(114,748)
11/21/08	CHF	74,963,201	68,131,022	(136,500)
11/21/08	CHF	74,963,201	68,131,022	(157,147)
11/21/08	CHF	74,963,201	68,131,022	(115,369)
11/21/08	CHF	74,963,201	68,131,022	(99,840)
11/21/08	CHF	74,963,201	68,131,022	(91,767)
11/21/08	CHF	74,963,201	68,131,022	(153,104)
11/21/08	HKD	432,596,250	55,511,789	(25,454)
11/21/08	JPY	5,266,590,057	48,614,258	580,274
11/21/08	JPY	5,266,590,057	48,614,258	551,343
11/21/08	JPY	5,266,590,057	48,614,258	599,105
11/21/08	JPY	5,266,590,057	48,614,258	598,667
11/21/08	JPY	5,266,590,057	48,614,258	594,289
11/21/08	JPY	5,266,590,057	48,614,258	614,771
11/21/08	JPY	5,266,590,057	48,614,258	592,363
11/21/08	NOK	252,492,105	46,193,932	(1,917,214)
11/21/08	NZD	13,225,648	9,149,779	(166,368)
11/21/08	NZD	13,626,425	9,427,045	(163,778)
11/21/08	NZD	13,225,648	9,149,779	(166,235)
11/21/08	SEK	283,984,430	43,810,960	(609,880)
11/21/08	SEK	283,984,430	43,810,960	(593,523)
11/21/08	SEK	283,984,430	43,810,960	(651,923)
11/21/08	SEK	283,984,430	43,810,960	(572,689)
11/21/08	SEK	283,984,430	43,810,960	(655,696)
11/21/08	SEK	283,984,430	43,810,960	(584,499)
11/21/08	SEK	283,984,430	43,810,960	(659,791)
11/21/08	SGD	35,450,931	25,101,218	(87,734)
11/21/08	SGD	35,450,931	25,101,218	(81,651)
11/21/08	SGD	35,450,931	25,101,218	(81,364)
11/21/08	SGD	35,450,931	25,101,218	(78,789)
11/21/08	SGD	35,450,931	25,101,218	(67,169)

See accompanying notes to the financial statements.

15

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Forward Currency Contracts — Continued

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
11/21/08	SGD	35,450,931	$25,101,218	$(88,629)
11/21/08	SGD	35,450,931	25,101,218	(70,117)
			$1,474,142,800	$(4,837,890)
Sales
11/21/08	AUD	31,840,813	$27,081,896	$405,546
11/21/08	AUD	31,840,813	27,081,896	394,497
11/21/08	AUD	31,840,813	27,081,896	398,987
11/21/08	AUD	31,840,813	27,081,896	399,273
11/21/08	AUD	31,840,813	27,081,896	379,850
11/21/08	AUD	31,840,813	27,081,896	391,313
11/21/08	AUD	31,840,813	27,081,896	304,005
11/21/08	CAD	15,974,818	15,032,081	44,476
11/21/08	CAD	16,458,903	15,487,598	42,745
11/21/08	CAD	15,974,818	15,032,081	29,408
11/21/08	EUR	24,466,141	35,742,227	51,738
11/21/08	EUR	24,466,141	35,742,227	73,268
11/21/08	EUR	24,466,141	35,742,227	55,652
11/21/08	EUR	24,466,141	35,742,227	70,821
11/21/08	EUR	46,561,926	68,021,635	1,720,863
11/21/08	EUR	24,466,141	35,742,227	109,551
11/21/08	EUR	24,466,141	35,742,227	31,064
11/21/08	GBP	31,417,184	56,939,593	1,333,094
11/21/08	GBP	31,417,184	56,939,593	1,314,778
11/21/08	GBP	31,417,184	56,939,593	1,297,373
11/21/08	GBP	31,417,184	56,939,593	1,310,065
11/21/08	GBP	42,454,184	76,942,733	1,628,489
11/21/08	GBP	31,417,184	56,939,593	1,305,667
11/21/08	GBP	39,791,184	72,116,388	1,711,713
11/21/08	HKD	143,107,412	18,363,887	(14,430)
11/21/08	HKD	143,107,412	18,363,887	(14,409)
11/21/08	HKD	147,444,001	18,920,368	(17,291)
11/21/08	JPY	3,866,082,993	35,686,612	300,217
11/21/08	JPY	2,197,400,000	20,283,517	(172,593)
11/21/08	NOK	83,516,503	15,279,510	(18,943)

See accompanying notes to the financial statements.

16

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Forward Currency Contracts — Continued

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
11/21/08	NOK	83,516,503	$15,279,510	$8,601
11/21/08	NOK	86,047,306	15,742,525	(9,456)
11/21/08	NZD	39,976,770	27,656,762	833,842
			$1,136,933,693	$15,699,774

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
251	CAC 40	September 2008	$16,515,095	$(85,536)
775	DAX	September 2008	182,951,679	(11,938,557)
730	E-Mini MSCI EAFE	September 2008	65,882,500	1,119,090
1,448	MSCI Singapore	September 2008	69,383,014	1,017,913
182	S&P/MIB	September 2008	38,492,502	841,388
1,594	TOPIX Index	September 2008	183,897,726	(12,861,875)
			$557,122,516	$(21,907,577)
Sales
1,161	FTSE 100	September 2008	$119,540,835	$(3,120,269)
293	IBEX 35	September 2008	50,405,850	809,566
58	S&P Toronto 60	September 2008	8,985,685	788,489
407	SPI 200	September 2008	44,944,530	(472,069)
			$223,876,900	$(1,994,283)

As of August 31, 2008, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

17

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Notes to Schedule of Investments:

ADR - American Depositary Receipt

*  Non income-producing security.

As of August 31, 2008, 89.78% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

See accompanying notes to the financial statements.

18

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments, at value (cost $7,323,131,608) (Note 2)	$6,841,494,355
Cash	43,092
Foreign currency, at value (cost $7,113,838) (Note 2)	7,082,121
Receivable for Fund shares sold	22,316,045
Dividends and interest receivable	18,000,307
Foreign taxes receivable	2,706,481
Unrealized appreciation on open forward currency contracts (Note 2)	20,077,708
Receivable for collateral on open futures contracts (Note 2)	61,919,000
Receivable for variation margin on open futures contracts (Note 2)	4,436,123
Receivable for expenses reimbursed by Manager (Note 3)	277,841
Total assets	6,978,353,073
Liabilities:
Payable for Fund shares repurchased	1,517,272
Payable to affiliate for (Note 3):
Management fee	2,963,716
Shareholder service fee	709,176
Administration fee – Class M	2,840
Trustees and Chief Compliance Officer of GMO Trust fees	15,322
Payable for 12b-1 fee – Class M	7,264
Unrealized depreciation on open forward currency contracts (Note 2)	9,215,824
Accrued expenses	999,971
Total liabilities	15,431,385
Net assets	$6,962,921,688

See accompanying notes to the financial statements.

19

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$7,200,868,239
Accumulated undistributed net investment income	122,867,108
Accumulated net realized gain	134,709,480
Net unrealized depreciation	(495,523,139)
$6,962,921,688
Net assets attributable to:
Class II shares	$453,518,878
Class III shares	$2,461,500,574
Class IV shares	$4,031,280,916
Class M shares	$16,621,320
Shares outstanding:
Class II	17,957,592
Class III	96,442,996
Class IV	157,992,958
Class M	660,712
Net asset value per share:
Class II	$25.25
Class III	$25.52
Class IV	$25.52
Class M	$25.16

See accompanying notes to the financial statements.

20

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $17,631,868)	$168,796,149
Securities lending income	6,544,342
Interest	2,835,091
Total investment income	178,175,582
Expenses:
Management fee (Note 3)	19,488,261
Shareholder service fee – Class II (Note 3)	547,695
Shareholder service fee – Class III (Note 3)	1,959,353
Shareholder service fee – Class IV (Note 3)	1,921,220
12b-1 fee – Class M (Note 3)	22,968
Administration fee – Class M (Note 3)	18,375
Custodian and fund accounting agent fees	1,540,816
Transfer agent fees	37,444
Audit and tax fees	46,736
Legal fees	85,284
Trustees fees and related expenses (Note 3)	39,871
Registration fees	13,156
Miscellaneous	61,180
Total expenses	25,782,359
Fees and expenses reimbursed by Manager (Note 3)	(1,763,736)
Expense reductions (Note 2)	(7,417)
Net expenses	24,011,206
Net investment income (loss)	154,164,376
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	199,742,575
Closed futures contracts	(49,697,797)
Foreign currency, forward contracts and foreign currency related transactions	(11,687,812)
Net realized gain (loss)	138,356,966
Change in net unrealized appreciation (depreciation) on:
Investments	(908,883,084)
Open futures contracts	31,283,307
Foreign currency, forward contracts and foreign currency related transactions	(14,361,534)
Net unrealized gain (loss)	(891,961,311)
Net realized and unrealized gain (loss)	(753,604,345)
Net increase (decrease) in net assets resulting from operations	$(599,439,969)

See accompanying notes to the financial statements.

21

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$154,164,376	$218,038,494
Net realized gain (loss)	138,356,966	1,274,521,119
Change in net unrealized appreciation (depreciation)	(891,961,311)	(1,522,423,988)
Net increase (decrease) in net assets from operations	(599,439,969)	(29,864,375)
Distributions to shareholders from:
Net investment income
Class II	(7,511,839)	(12,407,304)
Class III	(41,029,341)	(65,215,261)
Class IV	(66,497,886)	(109,936,051)
Class M	(277,516)	(443,458)
Total distributions from net investment income	(115,316,582)	(188,002,074)
Net realized gains
Class II	(26,461,563)	(69,248,911)
Class III	(143,314,754)	(349,607,893)
Class IV	(230,830,432)	(574,842,698)
Class M	(1,002,702)	(2,604,560)
Total distributions from net realized gains	(401,609,451)	(996,304,062)
	(516,926,033)	(1,184,306,136)
Net share transactions (Note 7):
Class II	15,922,664	29,246,584
Class III	246,052,089	350,165,933
Class IV	540,628,844	254,901,122
Class M	720,902	4,852,998
Increase (decrease) in net assets resulting from net share transactions	803,324,499	639,166,637
Total increase (decrease) in net assets	(313,041,503)	(575,003,874)
Net assets:
Beginning of period	7,275,963,191	7,850,967,065
End of period (including accumulated undistributed net investment income of $122,867,108 and $84,019,314, respectively)	$6,962,921,688	$7,275,963,191

See accompanying notes to the financial statements.

22

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008	2007	2006	2005	2004
Net asset value, beginning of period	$29.69		$34.99	$32.35	$29.04	$24.18	$16.04
Income (loss) from investment operations:
Net investment income (loss)†	0.60		0.93	0.79	0.65	0.49	0.44
Net realized and unrealized gain (loss)	(2.96)		(0.86)	5.60	4.45	5.07	8.31
Total from investment operations	(2.36)		0.07	6.39	5.10	5.56	8.75
Less distributions to shareholders:
From net investment income	(0.46)		(0.83)	(0.54)	(0.36)	(0.66)	(0.61)
From net realized gains	(1.62)		(4.54)	(3.21)	(1.43)	(0.04)	—
Total distributions	(2.08)		(5.37)	(3.75)	(1.79)	(0.70)	(0.61)
Net asset value, end of period	$25.25		$29.69	$34.99	$32.35	$29.04	$24.18
Total Return(a)	(8.14	)%**	(1.11)%	20.46%	18.16%	23.17%	54.99%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$453,519		$510,006	$564,440	$567,313	$231,695	$85,625
Net expenses to average daily net assets	0.75	%(b)*	0.76%	0.76%	0.76%	0.76%	0.76%
Net investment income to average daily net assets	2.08	%(c)**	2.59%	2.32%	2.16%	1.88%	2.15%
Portfolio turnover rate	26	%**	47%	36%	38%	46%	44%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%	0.04%	0.06%	0.07%	0.09%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions (Note 2).

(c)  The ratio for the six months ended August 31, 2008, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

23

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008	2007	2006	2005	2004
Net assets value, beginning of period	$29.97		$35.28	$32.59	$29.23	$24.32	$16.13
Income (loss) from investment operations:
Net investment income (loss)†	0.61		0.94	0.81	0.72	0.59	0.45
Net realized and unrealized gain (loss)	(2.98)		(0.86)	5.66	4.44	5.02	8.36
Total from investment operations	(2.37)		0.08	6.47	5.16	5.61	8.81
Less distributions to shareholders:
From net investment income	(0.46)		(0.85)	(0.57)	(0.37)	(0.66)	(0.62)
From net realized gains	(1.62)		(4.54)	(3.21)	(1.43)	(0.04)	—
Total distributions	(2.08)		(5.39)	(3.78)	(1.80)	(0.70)	(0.62)
Net asset value, end of period	$25.52		$29.97	$35.28	$32.59	$29.23	$24.32
Total Return(a)	(8.09	)%**	(1.06)%	20.54%	18.26%	23.28%	55.05%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,461,501		$2,615,878	$2,703,050	$2,795,610	$1,804,485	$1,350,850
Net expenses to average daily net assets	0.68	%(b)*	0.69%	0.69%	0.69%	0.69%	0.69%
Net investment income to average daily net assets	2.08	%(c)**	2.61%	2.36%	2.39%	2.30%	2.22%
Portfolio turnover rate	26	%**	47%	36%	38%	46%	44%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%	0.04%	0.06%	0.07%	0.09%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions (Note 2).

(c)  The ratio for the six months ended August 31, 2008, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

24

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008	2007	2006	2005	2004
Net asset value, beginning of period	$29.96		$35.26	$32.58	$29.22	$24.31	$16.12
Income (loss) from investment operations:
Net investment income (loss)†	0.62		0.96	0.80	0.74	0.54	0.43
Net realized and unrealized gain (loss)	(2.97)		(0.85)	5.68	4.43	5.09	8.39
Total from investment operations	(2.35)		0.11	6.48	5.17	5.63	8.82
Less distributions to shareholders:
From net investment income	(0.47)		(0.87)	(0.59)	(0.38)	(0.68)	(0.63)
From net realized gains	(1.62)		(4.54)	(3.21)	(1.43)	(0.04)	—
Total distributions	(2.09)		(5.41)	(3.80)	(1.81)	(0.72)	(0.63)
Net asset value, end of period	$25.52		$29.96	$35.26	$32.58	$29.22	$24.31
Total Return(a)	(8.04	)%**	(0.98)%	20.61%	18.32%	23.37%	55.15%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$4,031,281		$4,131,392	$4,566,106	$3,150,741	$2,193,988	$863,612
Net expenses to average daily net assets	0.62	%(b)*	0.63%	0.63%	0.63%	0.63%	0.63%
Net investment income to average daily net assets	2.12	%(c)**	2.67%	2.32%	2.45%	2.06%	2.08%
Portfolio turnover rate	26	%**	47%	36%	38%	46%	44%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%	0.04%	0.06%	0.07%	0.09%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions (Note 2).

(c)  The ratio for the six months ended August 31, 2008, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

25

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008	2007	2006	2005	2004(a)
Net asset value, beginning of period	$29.60		$34.93	$32.28	$28.98	$24.15	$20.92
Income (loss) from investment operations:
Net investment income (loss)†	0.56		0.79	0.68	0.61	0.44	0.01
Net realized and unrealized gain (loss)	(2.93)		(0.81)	5.62	4.41	5.04	3.73
Total from investment operations	(2.37)		(0.02)	6.30	5.02	5.48	3.74
Less distributions to shareholders:
From net investment income	(0.45)		(0.77)	(0.44)	(0.29)	(0.61)	(0.51)
From net realized gains	(1.62)		(4.54)	(3.21)	(1.43)	(0.04)	—
Total distributions	(2.07)		(5.31)	(3.65)	(1.72)	(0.65)	(0.51)
Net asset value, end of period	$25.16		$29.60	$34.93	$32.28	$28.98	$24.15
Total Return(b)	(8.20	)%**	(1.36)%	20.18%	17.92%	22.88%	18.06	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$16,621		$18,687	$17,371	$29,984	$18,347	$7,408
Net expenses to average daily net assets	0.98	%(c)*	0.99%	0.99%	0.99%	0.99%	0.99	%*
Net investment income to average daily net assets	1.94	%(d)**	2.22%	2.00%	2.07%	1.72%	0.12	%*
Portfolio turnover rate	26	%**	47%	36%	38%	46%	44	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%	0.04%	0.06%	0.07%	0.09	%*

(a)  Period from October 2, 2003 (commencement of operations) through February 29, 2004.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions (Note 2).

(d)  The ratio for the six months ended August 31, 2008, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for year ended February 29, 2004.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

26

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO International Intrinsic Value Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming the S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Value Index. The Fund typically makes equity investments in companies from developed countries, other than the U.S.

Throughout the period ended August 31, 2008, the Fund had four classes of shares outstanding: Class II, Class III, Class IV and Class M. Class M shares bear an administration fee and a 12b-1 fee while classes II, III, and IV bear a shareholder service fee (See Note 3). The principal economic difference among the classes of shares is the type and level of fees borne by the classes.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold.

27

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The difference between a fair value price and the value realized upon a sale could be material. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities using fair value prices supplied by a third party vendor based on models to the extent that these fair value prices are available.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$590,146,039	$11,658,567
Level 2 - Other Significant Observable Inputs	6,251,348,316	20,077,708
Level 3 - Significant Unobservable Inputs	—	—
Total	$6,841,494,355	$31,736,275

*  Other financial instruments include foreign currency, forward currency contracts and futures contracts.

28

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$—	$(28,478,306)
Level 2 - Other Significant Observable Inputs	—	(9,215,824)
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$(37,694,130)

**  Other financial instruments include forward currency contracts and futures contracts.

The Fund held no investments or other financial instruments at either February 29, 2008 or August 31, 2008, whose fair value was determined using Level 3 inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. They expose the Fund to risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

29

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of substantial losses if the price of the underlying instrument increases during the term of the option. Options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to

30

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund values exchange traded options at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. The Fund values options traded over-the-counter using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the

31

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. The Fund had no swap agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. The Fund had no securities on loan at August 31, 2008.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and, if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by some countries in which it invests.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes

32

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$7,334,491,352	$410,211,170	$(903,208,167)	$(492,996,997)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

33

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

Effective June 30, 2008, GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.50% of average daily net assets. For the period from March 1, 2008 through June 29, 2008, the management fee rate was 0.54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.22% for Class II shares, 0.15% for Class III shares, and 0.09% for Class IV shares.

Class M shares of the Fund pay GMO an administration fee for support services provided to Class M shareholders. That fee is paid monthly at the annual rate of 0.20% of average daily Class M net assets. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or for the provision of services to Class M shareholders. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average daily Class M net assets.

34

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.50% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, administration and distribution (12b-1) fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $35,915 and $20,700, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2008 aggregated $2,115,972,095 and $1,814,630,744, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 10.73% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. The shareholder is another fund of the Trust. Redemptions from (or investments into) the Fund by or on behalf of this large shareholder may have a material effect on the Fund.

As of August 31, 2008, 0.24% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and 57.42% of the Fund's shares were held by accounts for which the Manager has investment discretion.

35

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class II:	Shares	Amount	Shares	Amount
Shares sold	969,511	$25,830,462	2,870,488	$104,261,777
Shares issued to shareholders in reinvestment of distributions	1,188,415	30,803,710	2,225,434	73,788,974
Shares repurchased	(1,378,996)	(40,711,508)	(4,046,894)	(148,804,167)
Net increase (decrease)	778,930	$15,922,664	1,049,028	$29,246,584
	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	7,751,130	$224,494,514	11,261,644	$401,290,984
Shares issued to shareholders in reinvestment of distributions	6,818,384	178,641,651	12,081,961	403,817,120
Shares repurchased	(5,401,054)	(157,084,076)	(12,684,964)	(454,942,171)
Net increase (decrease)	9,168,460	$246,052,089	10,658,641	$350,165,933
	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class IV:	Shares	Amount	Shares	Amount
Shares sold	20,344,280	$572,914,780	25,699,917	$891,693,160
Shares issued to shareholders in reinvestment of distributions	10,749,483	281,528,965	19,888,170	664,131,421
Shares repurchased	(11,001,335)	(313,814,901)	(37,173,406)	(1,300,923,459)
Net increase (decrease)	20,092,428	$540,628,844	8,414,681	$254,901,122

36

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class M:	Shares	Amount	Shares	Amount
Shares sold	56,006	$1,611,567	245,514	$9,021,667
Shares issued to shareholders in reinvestment of distributions	49,563	1,280,218	92,415	3,048,018
Shares repurchased	(76,112)	(2,170,883)	(204,043)	(7,216,687)
Net increase (decrease)	29,457	$720,902	133,886	$4,852,998

37

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement, including the fact that the fees payable under the agreement were being reduced in connection with the renewal of the agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account

38

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

39

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

40

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution (12b-1) and/or administration fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $35,000,000 account value divided by $1,000 = 35,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

41

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2008 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class II
1) Actual	0.75%	$1,000.00	$918.60	$3.63
2) Hypothetical	0.75%	$1,000.00	$1,021.42	$3.82
Class III
1) Actual	0.68%	$1,000.00	$919.10	$3.29
2) Hypothetical	0.68%	$1,000.00	$1,021.78	$3.47
Class IV
1) Actual	0.62%	$1,000.00	$919.60	$3.00
2) Hypothetical	0.62%	$1,000.00	$1,022.08	$3.16
Class M
1) Actual	0.98%	$1,000.00	$918.00	$4.74
2) Hypothetical	0.98%	$1,000.00	$1,020.27	$4.99

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

42

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Core Plus Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	94.6%
Short-Term Investments	7.0
Options Purchased	1.1
Preferred Stocks	0.2
Loan Participations	0.2
Loan Assignments	0.1
Rights and Warrants	0.0
Promissory Notes	0.0
Futures	(0.0)
Reverse Repurchase Agreements	(0.3)
Written Options	(0.5)
Forward Currency Contracts	(0.8)
Swaps	(1.1)
Other	(0.5)
100.0%
Country / Region Summary**	% of Investments
United States	93.2%
Euro Region***	8.5
Switzerland	8.3
Emerging	2.6
Canada	0.4
Sweden	(0.1)
Japan	(1.2)
Australia	(3.8)
United Kingdom	(7.9)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Portugal and Spain.

1

GMO Core Plus Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value / Principal Amount		Description	Value ($)
		DEBT OBLIGATIONS — 8.8%
		Albania — 0.8%
		Foreign Government Obligations
USD	15,681,227	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a) (b)	6,619,242
		United States — 8.0%
		Corporate Debt — 3.1%
USD	5,000,000	Eastman Chemical Co., 7.25%, due 01/15/24	5,018,475
USD	10,000,000	General Electric Capital Corp. MTN, 5.88%, due 02/15/12	10,371,600
USD	5,000,000	Target Corp, 4.00%, due 06/15/13	4,829,240
USD	5,000,000	Verizon Global Funding Corp, 4.38%, due 06/01/13	4,825,600
			25,044,915
		U.S. Government — 4.9%
USD	12,000,000	U.S. Treasury Note, 3.13%, due 10/15/08 (c)	12,020,625
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 02/15/10 (b)	9,700,875
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 02/15/12 (b)	8,931,260
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 08/15/12 (b)	8,735,536
			39,388,296
		Total United States	64,433,211
		TOTAL DEBT OBLIGATIONS (COST $67,946,893)	71,052,453
		OPTIONS PURCHASED — 0.2%
		Currency Options — 0.2%
JPY	4,673,000,000	JPY Call/USD Put, Expires 07/21/09, Strike 100.50	942,637
JPY	4,629,000,000	JPY Call/USD Put, Expires 07/21/09, Strike 100.50	933,716
		Total Currency Options	1,876,353
		TOTAL OPTIONS PURCHASED (COST $2,837,950)	1,876,353

See accompanying notes to the financial statements.

2

GMO Core Plus Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	PREFERRED STOCKS — 0.2%
	United States — 0.2%
10,000	Home Ownership Funding 2 Preferred 144A, 1.00%	1,536,200
	TOTAL PREFERRED STOCKS (COST $2,138,851)	1,536,200
	MUTUAL FUNDS — 91.0%
	United States — 91.0%
	Affiliated Issuers
2,617,658	GMO Emerging Country Debt Fund, Class IV	24,972,457
23,255,328	GMO Short-Duration Collateral Fund	546,965,309
93,858	GMO Special Purpose Holding Fund (b) (d)	68,517
6,063,479	GMO World Opportunity Overlay Fund	160,318,382
	Total United States	732,324,665
	TOTAL MUTUAL FUNDS (COST $775,193,453)	732,324,665
	SHORT-TERM INVESTMENTS — 1.4%
	Money Market Funds — 0.1%
993,363	State Street Institutional Liquid Cash Reserves Fund-Institutional Class	993,363
	Other Short-Term Investments — 1.3%
6,000,000	U.S. Treasury Bill, 1.71%, due 12/11/08 (c) (e)	5,971,416
4,000,000	U.S. Treasury Bill, 1.98%, due 10/16/08 (e)	3,990,025
		9,961,441
	TOTAL SHORT-TERM INVESTMENTS (COST $10,946,523)	10,954,804
	TOTAL INVESTMENTS — 101.6% (Cost $859,063,670)	817,744,475
	Other Assets and Liabilities (net) — (1.6%)	(12,530,792)
	TOTAL NET ASSETS — 100.0%	$805,213,683

See accompanying notes to the financial statements.

3

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

A summary of outstanding financial instruments at August 31, 2008 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
9/09/08	AUD	44,800,000	$38,436,727	$(4,347,273)
9/16/08	CAD	10,300,000	9,698,505	(156,068)
10/07/08	CHF	11,100,000	10,084,435	(122,555)
10/07/08	CHF	9,100,000	8,267,419	(4,857)
10/21/08	EUR	51,900,000	75,945,140	(3,813,223)
10/21/08	EUR	9,900,000	14,486,645	(188,521)
9/23/08	GBP	13,800,000	25,116,981	(2,400,219)
10/28/08	JPY	1,320,000,000	12,167,266	86,876
10/14/08	NZD	15,900,000	11,058,966	(269,784)
			$205,262,084	$(11,215,624)
Sales
9/09/08	AUD	4,200,000	$3,603,443	$456,277
9/09/08	AUD	42,600,000	36,549,211	269,613
9/09/08	AUD	11,000,000	9,437,590	105,900
9/16/08	CAD	40,000,000	37,664,096	1,939,472
9/16/08	CAD	12,100,000	11,393,389	151,487
10/07/08	CHF	6,800,000	6,177,852	354,329
9/23/08	GBP	7,500,000	13,650,533	783,412
9/23/08	GBP	10,200,000	18,564,725	370,759
10/28/08	JPY	7,803,700,000	71,931,587	(100,770)
10/28/08	JPY	780,000,000	7,189,748	18,258
9/02/08	NOK	2,207,050	406,998	2,736
			$216,569,172	$4,351,473

See accompanying notes to the financial statements.

4

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
9/02/08	EUR	23,200,000	NOK	185,951,050	$255,353
9/30/08	EUR	51,900,000	SEK	488,520,621	(433,558)
9/02/08	NOK	183,744,000	EUR	23,200,000	151,645
11/04/08	EUR	23,200,000	NOK	184,259,040	(153,420)
					$(179,980)

Futures Contracts

Number of Contracts		Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
	16	Canadian Government Bond 10 Yr.	December 2008	$1,800,111	$227
	183	Euro BOBL	September 2008	29,045,786	186,674
	400	Euro Bund	September 2008	66,991,371	786,130
	463	U.S. Long Bond (CBT)	December 2008	54,315,687	(287,147)
	201	U.S. Treasury Note 10 Yr. (CBT)	December 2008	23,215,500	(52,423)
	281	U.S. Treasury Note 2 Yr. (CBT)	December 2008	59,651,031	3,012
	367	U.S. Treasury Note 5 Yr. (CBT)	December 2008	41,081,063	(2,759)
				$276,100,549	$633,714
Sales
	378	Australian Government Bond 10 Yr.	September 2008	$33,143,762	$(554,877)
	293	Australian Government Bond 3 Yr.	September 2008	25,403,265	(137,869)
	10	Japanese Government Bond 10 Yr. (TSE)	September 2008	12,714,909	(40,138)
	487	UK Gilt Long Bond	December 2008	99,363,390	(238,267)
				$170,625,326	$(971,151)

See accompanying notes to the financial statements.

5

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Written Options

A summary of open written option contracts for the Fund at August 31, 2008 is as follows:

Currency Options

Principal Amount		Expiration Date	Description	Premiums	Market Value
JPY	4,673,000,000	01/21/2009	JPY Call/USD Put Currency Option, Strike 95.00	$(450,025)	$(181,499)
JPY	4,629,000,000	01/21/2009	JPY Call/USD Put Currency Option, Strike 95.00	(420,424)	(179,744)
				$(870,449)	$(361,243)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Market Value
10,000,000	USD	12/20/2008	Lehman Brothers	Receive	0.27%	Federal Home
						Loan Bank	$4,799
350,000,000	USD	12/20/2008	JP Morgan Chase Bank	(Pay)	0.15%	Reference security within CDX Index	1,727,282
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.25%	AT&T Wireless Services, Inc.	7,678
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.30%	Boeing Capital Corp.	(4,054)
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.66%	Daimler AG	7,382
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.39%	SBC Communications, Inc.	740
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.35%	The Kroger Co.	(1,209)
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.38%	Weyerhaeuser Co.	(55,978)
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.29%	Merrill Lynch & Co., Inc.	(314,154)
5,000,000	USD	6/20/2010	Lehman Brothers	Receive	0.40%	PSEG Power LLC	(38,062)
5,000,000	USD	6/20/2010	Lehman Brothers	Receive	0.20%	Royal Bank of Scotland PLC	(46,772)

See accompanying notes to the financial statements.

6

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Market Value
5,000,000	USD	6/20/2010	UBS AG	Receive	0.52%	TXU Electric
						Delivery Co.	$3,200
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.17%	Wachovia Corp.	(240,803)
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.20%	Bank of America Corp.	(137,461)
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.19%	Citigroup, Inc.	(179,136)
5,000,000	USD	12/20/2010	Deutsche Bank AG	Receive	0.75%	Enterprise Products Partners LP	(20,192)
5,000,000	USD	12/20/2010	Citigroup	Receive	0.39%	Exelon Generation Co. LLC	(73,122)
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.45%	First Energy Corp.	(247)
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.28%	JP Morgan Chase Bank	(116,219)
5,000,000	USD	12/20/2010	UBS AG	Receive	0.47%	Progress Energy, Inc.	26,287
5,000,000	USD	3/20/2011	Barclays Bank PLC	Receive	0.25%	Bell South	8,955
2,000,000	USD	6/20/2011	UBS AG	Receive	0.32%	Boston Properties Limited Partnership	(68,581)
3,000,000	USD	6/20/2011	Bank of America, N.A.	Receive	0.14%	Credit Suisse First Boston (USA), Inc.	(37,131)
5,000,000	USD	6/20/2011	Citigroup	Receive	0.37%	Deutsche Telekom International Finance B.V.	(53,487)
2,000,000	USD	6/20/2011	UBS AG	Receive	0.26%	ERP Operating LP	(81,007)
4,000,000	USD	6/20/2011	Barclays Bank PLC	Receive	0.20%	Morgan Stanley	(237,216)
2,000,000	USD	6/20/2011	Barclays Bank PLC	Receive	0.30%	Prologis	(132,116)
5,000,000	USD	6/20/2011	Citigroup	Receive	0.49%	Telecom Italia SpA	(80,592)
3,000,000	USD	6/20/2011	Barclays Bank PLC	Receive	0.08%	US Bancorp	(72,474)
2,000,000	USD	12/20/2011	Barclays Bank PLC	Receive	0.04%	UBS AG	(64,724)
2,000,000	USD	12/20/2011	Barclays Bank PLC	Receive	0.11%	Wachovia	(164,684)
5,000,000	USD	3/20/2013	Barclays Bank PLC	Receive	0.25%	Goldman Sachs Group, Inc.	(256,710)
2,000,000	USD	12/20/2013	UBS AG	Receive	0.34%	CIT	(506,655)
3,000,000	USD	12/20/2013	Lehman Brothers	Receive	0.25%	Mid America Energy	(59,486)
2,000,000	USD	12/20/2013	Barclays Bank PLC	Receive	0.25%	SLM Corp.	(387,352)

See accompanying notes to the financial statements.

7

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Market Value
9,920,000	USD	3/20/2015	JP Morgan			Reference security
			Chase Bank	Receive	0.70%	within CDX Index	$(480,604)
25,000,000	USD	6/20/2015	JP Morgan Chase Bank	Receive	0.65%	Reference security within CDX Index	(1,496,328)
5,000,000	USD	6/20/2015	Lehman Brothers	Receive	0.65%	Reference security within CDX Index	(299,266)
1,000,000	USD	12/20/2016	UBS AG	Receive	0.15%	Bank of America Corp.	(76,444)
1,000,000	USD	12/20/2016	UBS AG	Receive	0.12%	Citigroup Inc.	(99,481)
1,000,000	USD	12/20/2016	Bank of America, N.A.	Receive	0.17%	General Electric Capital Corp.	(93,815)
1,000,000	USD	12/20/2016	Bank of America, N.A.	Receive	0.22%	JP Morgan Chase Bank	(60,394)
1,000,000	USD	12/20/2016	Barclays Bank PLC	Receive	0.33%	Pacific Gas	(52,363)
10,000,000	USD	12/20/2016	Lehman Brothers	Receive	0.65%	Reference security within CDX Index	(597,784)
1,000,000	USD	12/20/2016	Bank of America, N.A.	Receive	0.33%	Well Point	(66,639)
5,000,000	USD	1/20/2024	Goldman Sachs	(Pay)	1.11%	Eastman Chemical Co.	(164,866)
					Premiums to (Pay) Receive	$701,670	$(5,131,285)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
10,100,000	USD	2/15/2010	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	$(2,283,231)
10,100,000	USD	2/15/2012	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(2,255,077)
10,100,000	USD	8/15/2012	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(2,242,638)
12,200,000	SEK	9/17/2013	JP Morgan Chase Bank	Receive	4.40%	3 month SEK STIBOR	(49,684)
59,600,000	CHF	9/17/2013	Deutsche Bank AG	Receive	2.90%	6 month CHF LIBOR	(544,200)
64,700,000	CHF	9/17/2013	JP Morgan Chase Bank	Receive	2.90%	6 month CHF LIBOR	(590,767)
24,300,000	AUD	3/19/2018	JP Morgan Chase Bank	Receive	7.07%	6 month AUD BBSW	658,583
15,680,000	USD	8/31/2025	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(2,321,192)
					Premiums to (Pay) Receive	$9,221,126	$(9,628,206)

See accompanying notes to the financial statements.

8

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Market Value
80,000,000	USD	9/30/2008	UBS AG	1 month	Lehman Mortgage
				LIBOR - 0.02%	Total Return Index	$884,469
133,000,000	USD	10/31/2008	JP Morgan Chase Bank	1 month LIBOR - 0.02%	Return on Lehman Aggregate Total Return Index	1,005,327
25,000,000	USD	11/28/2008	JP Morgan Chase Bank	1 month LIBOR - 0.02%	Lehman Aggregate Total Return Index	—
140,000,000	USD	12/31/2008	JP Morgan Chase Bank	1 month LIBOR - 0.10%	Lehman Mortgage Total Return Index	1,494,959
250,000,000	USD	8/19/2011	Morgan Stanley	3 month LIBOR - 0.01%	Lehman Aggregate Total Return Index	1,282,761
				Premiums to (Pay) Receive	$—	$4,667,516

As of August 31, 2008, for the futures and/or swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

BBSW - Bank Bill Swap Reference Rate

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

STIBOR - Stockholm Interbank Offered Rate

(a)  Security is backed by the U.S. Government.

(b)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(c)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 2).

(d)  Underlying investment represents interests in defaulted securities.

(e)  Rate shown represents yield-to-maturity.

See accompanying notes to the financial statements.

9

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc EUR - Euro GBP - British Pound	JPY - Japanese Yen NOK - Norwegian Krone NZD - New Zealand Dollar SEK - Swedish Krona USD - United States Dollar

See accompanying notes to the financial statements.

10

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $83,870,217) (Note 2)	$85,419,810
Investments in affiliated issuers, at value (cost $775,193,453) (Notes 2 and 8)	732,324,665
Receivable for investments sold	600,000
Dividends and interest receivable	316,764
Unrealized appreciation on open forward currency contracts (Note 2)	4,946,117
Receivable for variation margin on open futures contracts (Note 2)	1,516,415
Interest receivable for open swap contracts	4,950,346
Receivable for open swap contracts (Note 2)	7,112,422
Receivable for expenses reimbursed by Manager (Note 3)	54,931
Total assets	837,241,470
Liabilities:
Written options outstanding, at value (premiums $870,449) (Note 2)	361,243
Payable to broker for closed futures contracts	2,004,732
Payable to affiliate for (Note 3):
Management fee	172,464
Shareholder service fee	73,868
Trustees and Chief Compliance Officer of GMO Trust fees	2,371
Unrealized depreciation on open forward currency contracts (Note 2)	11,990,248
Payable for open swap contracts (Note 2)	17,204,397
Accrued expenses	218,464
Total liabilities	32,027,787
Net assets	$805,213,683

See accompanying notes to the financial statements.

11

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$1,001,453,297
Distributions in excess of net investment income	(71,812,101)
Accumulated net realized loss	(76,162,814)
Net unrealized depreciation	(48,264,699)
$805,213,683
Net assets attributable to:
Class III shares	$114,277,413
Class IV shares	$690,936,270
Shares outstanding:
Class III	12,839,426
Class IV	77,512,543
Net asset value per share:
Class III	$8.90
Class IV	$8.91

See accompanying notes to the financial statements.

12

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$3,871,398
Interest	2,061,185
Dividends	74,903
Total investment income	6,007,486
Expenses:
Management fee (Note 3)	1,234,935
Shareholder service fee – Class III (Note 3)	90,530
Shareholder service fee – Class IV (Note 3)	433,621
Custodian, fund accounting agent and transfer agent fees	215,740
Audit and tax fees	39,652
Legal fees	17,112
Trustees fees and related expenses (Note 3)	5,856
Registration fees	1,380
Miscellaneous	7,084
Total expenses	2,045,910
Fees and expenses reimbursed by Manager (Note 3)	(273,516)
Expense reductions (Note 2)	(12)
Indirectly incurred fees waived or borne by Manager (Note 3)	(67,487)
Shareholder service fee waived (Note 3)	(15,855)
Net expenses	1,689,040
Net investment income (loss)	4,318,446
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,451,643
Investments in affiliated issuers	(23,093,138)
Realized gains distributions from affiliated issuers (Note 8)	753,610
Closed futures contracts	1,455,260
Closed swap contracts	(12,909,508)
Foreign currency, forward contracts and foreign currency related transactions	8,188,270
Net realized gain (loss)	(24,153,863)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(4,190,811)
Investments in affiliated issuers	16,599,406
Open futures contracts	(571,940)
Open swap contracts	4,440,681
Written options	509,206
Foreign currency, forward contracts and foreign currency related transactions	(10,633,600)
Net unrealized gain (loss)	6,152,942
Net realized and unrealized gain (loss)	(18,000,921)
Net increase (decrease) in net assets resulting from operations	$(13,682,475)

See accompanying notes to the financial statements.

13

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$4,318,446	$50,658,808
Net realized gain (loss)	(24,153,863)	(7,666,110)
Change in net unrealized appreciation (depreciation)	6,152,942	(78,741,185)
Net increase (decrease) in net assets from operations	(13,682,475)	(35,748,487)
Distributions to shareholders from:
Net investment income
Class III	(4,656,624)	(12,275,863)
Class IV	(28,587,878)	(99,097,283)
Total distributions from net investment income	(33,244,502)	(111,373,146)
Net share transactions (Note 7):
Class III	(4,664,202)	(45,249,825)
Class IV	(286,493,319)	(1,033,993,070)
Increase (decrease) in net assets resulting from net share transactions	(291,157,521)	(1,079,242,895)
Total increase (decrease) in net assets	(338,084,498)	(1,226,364,528)
Net assets:
Beginning of period	1,143,298,181	2,369,662,709
End of period (including distributions in excess of net investment income of $71,812,101 and $42,886,045, respectively)	$805,213,683	$1,143,298,181

See accompanying notes to the financial statements.

14

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004
Net asset value, beginning of period	$9.42		$10.49		$10.32	$10.35	$10.40	$9.95
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.04		0.37		0.43	0.15	0.18	0.25
Net realized and unrealized gain (loss)	(0.18)		(0.63)		0.27	0.17	0.24	0.91
Total from investment operations	(0.14)		(0.26)		0.70	0.32	0.42	1.16
Less distributions to shareholders:
From net investment income	(0.38)		(0.81)		(0.53)	(0.35)	(0.25)	(0.28)
From net realized gains	—		—		—	—	(0.22)	(0.43)
Total distributions	(0.38)		(0.81)		(0.53)	(0.35)	(0.47)	(0.71)
Net asset value, end of period	$8.90		$9.42		$10.49	$10.32	$10.35	$10.40
Total Return(b)	(1.59	)%**	(2.56)%		6.85%	3.10%	4.01%	11.99%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$114,277		$125,506		$187,045	$148,476	$1,216,251	$602,824
Net expenses to average daily net assets(c)	0.39	%(d)*	0.39	%(d)	0.39%	0.39%	0.39%	0.39%
Net investment income to average daily net assets(a)	0.96	%*	3.70%		4.11%	1.40%	1.77%	2.43%
Portfolio turnover rate	8	%**	44%		72%	62%	108%	114%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.07	%*	0.06%		0.06%	0.06%	0.07%	0.09%

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(d)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

15

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006(a)
Net asset value, beginning of period	$9.44		$10.50		$10.33	$10.46
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.04		0.36		0.45	0.23
Net realized and unrealized gain (loss)	(0.19)		(0.61)		0.26	(0.01	)(c)
Total from investment operations	(0.15)		(0.25)		0.71	0.22
Less distributions to shareholders:
From net investment income	(0.38)		(0.81)		(0.54)	(0.35)
Total distributions	(0.38)		(0.81)		(0.54)	(0.35)
Net asset value, end of period	$8.91		$9.44		$10.50	$10.33
Total Return(d)	(1.69	)%**	(2.42)%		6.90%	2.06	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$690,936		$1,017,792		$2,182,618	$2,618,011
Net expenses to average daily net assets(e)	0.34	%(f)*	0.34	%(f)	0.34%	0.34	%*
Net investment income to average daily net assets(b)	0.86	%*	3.60%		4.33%	2.16	%(g)
Portfolio turnover rate	8	%**	44%		72%	62	%††
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.07	%*	0.06%		0.06%	0.07	%*

(a)  Period from July 26, 2005 (commencement of operations) through February 28, 2006.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(d)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during periods shown and assumes the effect of reinvested distributions.

(e)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(f)  The net expense ratio does not include the effect of expense reductions.

(g)  The ratio for the period ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's net income is not earned ratably throughout the fiscal year.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2006.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

16

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Core Plus Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of the Lehman Brothers U.S. Aggregate Index. The Fund typically invests in bonds included in the Lehman Brothers U.S. Aggregate Index and in securities and instruments with similar characteristics. The Fund seeks additional returns by seeking to exploit differences in global interest rates and currency and emerging country debt markets. The Fund may invest a substantial portion of its total assets in shares of GMO Short-Duration Collateral Fund; in futures contracts, currency options, currency forwards, swap contracts, and other types of derivatives; in U.S. and foreign investment-grade bonds, including U.S. and foreign government securities and asset-backed securities issued by U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government) and foreign governments, corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; to a significant extent in credit default swaps; in shares of GMO World Opportunity Overlay Fund; and up to 5% of the Fund's total assets in sovereign debt of emerging countries (including below investment grade securities (also known as "junk bonds")), primarily through investment in shares of GMO Emerging Country Debt Fund ("ECDF").

As of August 31, 2008, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different level of shareholder service fees.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect). Shares of GMO Short-Duration Collateral Fund, GMO World Opportunity Overlay Fund and GMO Special Purpose Holding Fund are not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures

17

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material.

Typically the Fund and the underlying funds value debt instruments based on prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates primary pricing sources on an ongoing basis and may change a pricing source should the Manager deem it appropriate. If it deems it appropriate, the Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source. The prices provided by primary pricing sources may differ from the value that would be realized if the securities were sold, and the differences could be material.

Certain securities held by the Fund and the underlying funds are valued on the basis of prices provided by a single source. The prices provided may differ from the value that would be realized if the securities were sold, and the differences could be material. As of August 31, 2008, the total value of these securities represented 32.98% of net assets.

The Fund directly and indirectly (through underlying funds) invests in securities with contractual cash flows, such as asset-backed securities, collateralized mortgage obligations and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate values, delinquencies and/or defaults, and may be adversely affected by changes in interest rates and shifts in the market's perception of the securities' market values.

GMO Special Purpose Holding Fund ("SPHF"), is an investment of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF. For the period ended August 31, 2008, the Fund received $212,552 through SPHF in conjunction with settlement agreements related to the default of those securities.

18

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$44,500,698	$976,043
Level 2 - Other Significant Observable Inputs	739,188,347	12,058,539
Level 3 - Significant Unobservable Inputs	34,055,430	—
Total	$817,744,475	$13,034,582

*  Other financial instruments include forward currency contracts, futures contracts and swap agreements.

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$—	$(1,313,480)
Level 2 - Other Significant Observable Inputs	—	(29,555,888)
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$(30,869,368)

**  Other financial instruments include forward currency contracts, futures contracts, swap agreements and written options.

19

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of February 29, 2008	$33,957,631	$—
Accrued discounts/premiums	821,243	—
Realized gain (loss)	—	—
Realized gain distributions received	162,394
Realized gain distributions paid	(212,552)
Change in unrealized appreciation/depreciation	(673,286)	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	—	—
Balance as of August 31, 2008	$34,055,430	$—

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. They expose the Fund to risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the

20

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

terms of the contracts. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of substantial losses if the price of the underlying instrument increases during the term of the option. Options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

21

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

For the period ended August 31, 2008, the Fund's investment activity in written option contracts was as follows:

	Puts		Calls
	Principal Amount of Contracts	Premiums	Principal Amount of Contracts		Premiums
Outstanding, beginning of period	$—	$—		—	$—
Options written	—	—	JPY	(9,302,000,000)	(870,449)
Options exercised	—	—		—	—
Options expired	—	—		—	—
Options sold	—	—		—	—
Outstanding, end of period	$—	$—	JPY	(9,302,000,000)	$(870,449)

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

The Fund values exchange traded options at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. The Fund values options traded over-the-counter using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities. Indexed securities are securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which investing through conventional securities is difficult. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. The Fund had no indexed securities outstanding at the end of the period.

22

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

23

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and brokers whereby the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements expose the Fund to risk that the market value of the securities the Fund has sold under the agreement may decline below the price at which the Fund is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Delayed delivery commitments

The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments. The Fund had no delayed delivery commitments outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing,

24

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2008, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of February 29, 2008, the Fund elected to defer to March 1, 2008 post-October capital losses of $26,648,463.

As of February 29, 2008, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2014	$(34,693,380)
2/28/2015	(2,795,728)
2/29/2016	(33,008,915)
Total	$(70,498,023)

25

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$892,164,137	$7,289,869	$(81,709,531)	$(74,419,662)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund also incurs certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

26

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

Recently issued accounting pronouncements

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

In September 2008, the FASB issued Statement of Financial Accounting Standards No. 133-1 ("SFAS 133-1"), Accounting for Derivative Instruments and Hedging Activities, and Interpretation of Financial Accounting Standards No. 45-4, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others—an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 ("IFAS 45-1"). SFAS 133-1 and IFAS 45-4 are effective for interim periods ending after November 15, 2008. SFAS 133-1 and IFAS 45-4 require enhanced disclosures surrounding the Fund's selling of credit derivatives . The Manager is currently evaluating the impact the adoption of SFAS 133-1 and IFAS 45-4 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder

27

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds 0.15% for Class III shares and 0.10% for Class IV shares; provided, however, that the amount of this waiver will not exceed the respective Class's shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.25% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 20, 2009 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's fees and expenses of the independent trustees of the Trust, fees for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's CCO (excluding any employee benefits), and investment-related expenses such as brokerage commissions, hedging transaction fees, securities lending fees and expenses, interest expense and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2008, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.016%	0.003%	0.010%	0.029%

28

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $5,396 and $3,036, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

For the period ended August 31, 2008, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$10,000,000
Investments (non-U.S. Government securities)	72,150,407	384,995,006

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 62.52% of the outstanding shares of the Fund were held by four shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008, 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and 78.15% of the Fund's shares were held by accounts for which the Manager has investment discretion.

29

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	—	$—	7,093,489	$73,135,418
Shares issued to shareholders in reinvestment of distributions	506,343	4,597,589	1,115,417	10,882,545
Shares repurchased	(984,444)	(9,261,791)	(12,715,568)	(129,267,788)
Net increase (decrease)	(478,101)	$(4,664,202)	(4,506,662)	$(45,249,825)
	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class IV:	Shares	Amount	Shares	Amount
Shares sold	—	$—	12,016,620	$125,053,877
Shares issued to shareholders in reinvestment of distributions	3,144,981	28,587,878	10,145,742	99,097,283
Shares repurchased	(33,495,634)	(315,081,197)	(122,110,610)	(1,258,144,230)
Net increase (decrease)	(30,350,653)	$(286,493,319)	(99,948,248)	$(1,033,993,070)

30

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the securities of affiliated issuers during the period ended August 31, 2008 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Country Debt Fund, Class IV	$37,549,507	$682,116	$12,000,000	$141,057	$541,058	$24,972,457
GMO Short-Duration Collateral Fund	780,181,577	66,330,341	287,300,000	3,730,341	—	546,965,309
GMO Special Purpose Holding Fund	118,261	—	—	—	212,552	68,517
GMO World Opportunity Overlay Fund	232,656,595	2,300,000	81,700,000	—	—	160,318,382
Totals	$1,050,505,940	$69,312,457	$381,000,000	$3,871,398	$753,610	$732,324,665

9.  Subsequent events

Subsequent to August 31, 2008, the Fund received redemption requests in the amount of $398,811,022.

Effective October 8, 2008, the Fund instituted a fee on cash redemptions of 0.89% of the amount redeemed. Effective October 21, 2008, the fee on cash redemptions was changed to 2.00% of the amount redeemed. For a complete discussion of this fee please refer to the GMO Trust prospectus, which can be obtained at www.gmo.com.

31

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services

32

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests, noting in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for advisory fees, shareholder fees and most other expenses that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

33

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

34

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.42%	$1,000.00	$984.10	$2.10
2) Hypothetical	0.42%	$1,000.00	$1,023.09	$2.14
Class IV
1) Actual	0.36%	$1,000.00	$983.10	$1.80
2) Hypothetical	0.36%	$1,000.00	$1,023.39	$1.84

*  Expenses are calculated using each Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

35

Subsequent Event (continued) -

As described more fully below, and in light of current extraordinary market conditions:

•  The Fixed Income Funds will honor nearly all redemptions in-kind during this period.

•  The Fixed Income Funds will, if deemed prudent by GMO, take temporary defensive measures (until GMO has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with a Fund's normal investment strategies) and may not achieve their respective investment objectives during this period.

* * * * * * *

As described elsewhere in the Prospectus, each of the Fixed Income Funds makes extensive use of derivatives to achieve its exposures to the fixed income markets and to pursue strategies intended to obtain returns in excess of its performance benchmark. Each of those Funds also invests a substantial portion of its assets in the GMO Short-Duration Collateral Fund ("SDCF") and/or the GMO World Opportunity Overlay Fund ("WOOF"). The principal risks of pursuing the Fixed Income Funds' strategies in this manner, including the risks of using derivatives, are discussed in greater detail in the Prospectus under the heading "Description of Principal Risks."

Very recent changes in the credit markets have reduced the liquidity for all types of fixed income securities, including the asset-backed securities held by all of the Fixed Income Funds either directly or indirectly through SDCF and WOOF. Contemporaneously, each Fixed Income Fund has also had a greater need for cash to provide margin for large swings in the mark-to-market obligations arising under the derivatives used by the Funds. In order to deal equitably with the demands for liquidity, on October 23, 2008 and October 27, 2008, SDCF declared and paid to all shareholders (including the Fixed Income Funds) a dividend in an aggregate amount equal to substantially all of the cash on hand in SDCF. Substantially all subsequent cash flows into SDCF from portfolio investments (and proceeds of dispositions by SDCF) are likewise expected to be declared and paid as dividends as practicable. All redemptions from SDCF and WOOF by other Fixed Income Funds (and any other shareholders) will be honored in-kind until further notice, using for this purpose (and to the extent practicable) securities deemed by GMO to be representative of the portfolio of SDCF and/or WOOF.

Each of the Fixed Income Funds uses its cash balance to meet its derivative collateral obligations and for other purposes. There is no assurance that a Fund's cash balance will be sufficient to meet that Fund's collateral obligations and, if it is not, the Fund would be required to liquidate other positions. That may include redeeming shares of SDCF and/or WOOF, in which case, as noted above, the Fixed Income Fund would receive redemption proceeds in-kind from SDCF and/or WOOF and would then be required to dispose of those assets (mostly asset-backed securities) in the current adverse market conditions.

To manage each Fixed Income Fund's cash collateral needs in these extraordinary market conditions, GMO reserves the right to reduce or eliminate the Fund's derivative exposures, including those that are intended to cause a Fixed Income Fund to track its benchmark more closely. To the extent that a Fixed Income Fund reduces those exposures, it will tend to cause the performance of that Fund to track its benchmark less closely and make the Fund's performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.

To address in part the management issues described above, nearly all redemptions from the Fixed Income Funds are expected to be in-kind for the foreseeable future. If redeeming shareholders from a Fixed Income Fund choose to dispose of assets received in-kind immediately, those dispositions will occur in the current extraordinary market conditions. To the extent that the Fixed Income Funds honor redemptions in cash, redeeming shareholders will bear the redemption fees described in more detail below. The Manager may impose a new purchase premium and/or redemption fee for any Fund at any time. The Manager also may modify or eliminate an existing purchase premium or redemption fee for any Fund at any time.

GMO Global Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Global Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	94.2%
Short-Term Investments	9.0
Options Purchased	1.1
Swaps	0.7
Futures	0.6
Loan Participations	0.1
Loan Assignments	0.1
Rights and Warrants	0.0
Promissory Notes	0.0
Reverse Repurchase Agreements	(0.3)
Written Options	(0.5)
Forward Currency Contracts	(3.4)
Other	(1.6)
100.0%
Country/Region Summary**	% of Investments
Euro Region***	38.3%
United States	34.3
Japan	22.2
Switzerland	7.0
Emerging	2.4
Canada	1.9
Sweden	0.4
Denmark	0.1
United Kingdom	(3.1)
Australia	(3.5)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Portugal and Spain.

1

GMO Global Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value / Principal Amount / Shares		Description	Value ($)
		DEBT OBLIGATIONS — 0.2%
		Australia — 0.2%
		Asset-Backed Securities
USD	761,034	Medallion Trust, Series 03-1G, Class A, Variable Rate, 3 mo. LIBOR + .19%, 2.99%, due 12/21/33	711,711
		TOTAL DEBT OBLIGATIONS (COST $761,034)	711,711
		OPTIONS PURCHASED — 0.2%
		Currency Options — 0.2%
JPY	1,918,000,000	JPY Call/USD Put, Expires 07/21/09, Strike 100.50	386,899
JPY	1,899,000,000	JPY Call/USD Put, Expires 07/21/09, Strike 100.50	383,047
		Total Currency Options	769,946
		TOTAL OPTIONS PURCHASED (COST $1,164,532)	769,946
		MUTUAL FUNDS — 99.7%
		United States — 99.7%
		Affiliated Issuers
	1,010,077	GMO Emerging Country Debt Fund, Class III	9,636,133
	10,577,033	GMO Short-Duration Collateral Fund	248,771,819
	45,838	GMO Special Purpose Holding Fund (a) (b)	33,462
	2,502,018	GMO World Opportunity Overlay Fund	66,153,353
		Total United States	324,594,767
		TOTAL MUTUAL FUNDS (COST $341,786,159)	324,594,767

See accompanying notes to the financial statements.

2

GMO Global Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 2.8%
	Money Market Funds — 0.3%
1,020,401	State Street Institutional Liquid Cash Reserves Fund-Institutional Class	1,020,401
	Other Short-Term Investments — 2.5%
6,000,000	U.S. Treasury Bill, 1.67%, due 09/25/08 (c) (d)	5,993,079
1,000,000	U.S. Treasury Bill, 1.80%, due 09/18/08 (c) (d)	999,112
1,000,000	U.S. Treasury Bill, 2.07%, due 06/05/09 (c) (d)	984,455
		7,976,646
	TOTAL SHORT-TERM INVESTMENTS (COST $8,993,672)	8,997,047
	TOTAL INVESTMENTS — 102.9% (Cost $352,705,397)	335,073,471
	Other Assets and Liabilities (net) — (2.9%)	(9,424,730)
	TOTAL NET ASSETS — 100.0%	$325,648,741

See accompanying notes to the financial statements.

3

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

A summary of outstanding financial instruments at August 31, 2008 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
9/09/08	AUD	19,300,000	$16,558,680	$(1,872,820)
9/16/08	CAD	2,700,000	2,542,327	(40,911)
10/07/08	CHF	4,300,000	3,906,583	(47,476)
10/07/08	CHF	3,700,000	3,361,478	(1,975)
10/21/08	EUR	104,400,000	152,768,259	(7,670,529)
10/21/08	EUR	4,500,000	6,584,839	(85,691)
9/23/08	GBP	15,700,000	28,575,116	(2,730,684)
10/28/08	JPY	8,010,100,000	73,834,105	103,435
10/28/08	JPY	480,000,000	4,424,460	31,591
10/14/08	NZD	6,300,000	4,381,854	(106,896)
			$296,937,701	$(12,421,956)
Sales
9/09/08	AUD	1,300,000	$1,115,352	$141,228
9/09/08	AUD	16,900,000	14,499,570	106,958
9/09/08	AUD	3,800,000	3,260,258	36,584
9/16/08	CAD	9,200,000	8,662,742	446,079
9/16/08	CAD	5,100,000	4,802,172	96,329
10/07/08	CHF	1,900,000	1,726,164	99,004
9/23/08	GBP	2,600,000	4,732,185	264,911
9/23/08	GBP	3,200,000	5,824,227	118,389
10/28/08	JPY	460,000,000	4,240,108	10,768
9/02/08	NOK	913,615	168,478	1,132
			$49,031,256	$1,321,382

See accompanying notes to the financial statements.

4

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
9/02/08	EUR	9,500,000	NOK	76,153,615	$106,382
9/30/08	EUR	23,400,000	SEK	220,330,865	(184,179)
9/02/08	NOK	75,240,000	EUR	9,500,000	62,096
11/04/08	EUR	9,500,000	NOK	75,450,900	(62,823)
					$(78,524)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
49	Canadian Government Bond 10 Yr.	December 2008	$5,512,846	$904
261	Euro BOBL	September 2008	41,425,956	305,242
510	Euro Bund	September 2008	85,413,998	1,151,326
800	Federal Fund 30 day	September 2008	326,642,796	540
54	Japanese Government Bond 10 Yr. (TSE)	September 2008	68,660,510	803,859
177	U.S. Long Bond (CBT)	December 2008	20,764,313	(109,242)
76	U.S. Treasury Note 10 Yr. (CBT)	December 2008	8,778,000	(19,594)
169	U.S. Treasury Note 5 Yr. (CBT)	December 2008	18,917,438	(969)
			$576,115,857	$2,132,066
Sales
89	Australian Government Bond 10 Yr.	September 2008	$7,803,690	$(101,671)
98	Australian Government Bond 3 Yr.	September 2008	8,496,655	(40,220)
48	U.S Treasury Note 2 Yr. (CBT)	December 2008	10,189,500	(2,250)
96	UK Gilt Long Bond	December 2008	19,587,034	(46,697)
			$46,076,879	$(190,838)

See accompanying notes to the financial statements.

5

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Written Options

A summary of open written option contracts for the Fund at August 31, 2008 is as follows:

Currency Options

Principal Amount		Expiration Date	Description	Premiums	Market Value
JPY	1,918,000,000	01/21/2009	JPY Call/USD Put Currency Option, Strike 95.00	$(184,709)	$(74,495)
JPY	1,899,000,000	01/21/2009	JPY Call/USD Put Currency Option, Strike 95.00	(172,475)	(73,738)
				$(357,184)	$(148,233)

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
17,400,000	SEK	9/17/2013	JP Morgan	Receive	4.40%	3 month SEK STIBOR
			Chase Bank				$(70,860)
23,200,000	CHF	9/17/2013	Deutsche Bank AG	Receive	2.90%	6 month CHF LIBOR	(211,836)
19,400,000	CHF	9/17/2013	JP Morgan Chase Bank	Receive	2.90%	6 month CHF LIBOR	(177,139)
3,100,000	AUD	3/19/2018	JP Morgan Chase Bank	Receive	7.07%	6 month AUD BBSW	84,017
3,000,000	EUR	3/21/2030	UBS AG	Receive	5.90%	3 Month Floating Rate EUR LIBOR	683,380
					Premiums to (Pay) Receive	$569,375	$307,562

See accompanying notes to the financial statements.

6

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Market Value
75,000,000	USD	9/24/2008	JP Morgan Chase Bank	3 month	Return on
				LIBOR - 0.03%	JP Morgan
					Hedged Traded
					Total Return
					Government
					Bond Index	$1,605,991
				Premiums to (Pay) Receive	$—	$1,605,991

As of August 31, 2008, for the futures and/or swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

BBSW - Bank Bill Swap Reference Rate

LIBOR - London Interbank Offered Rate

STIBOR - Stockholm Interbank Offered Rate

Variable rate - The rates shown on variable rate notes are the current interest rates at August 31, 2008, which are subject to change based on the terms of the security.

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)  Underlying investment represents interests in defaulted securities.

(c)  Rate shown represents yield-to-maturity.

(d)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 2).

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc EUR - Euro GBP - British Pound	JPY - Japanese Yen NOK - Norwegian Krone NZD - New Zealand Dollar SEK - Swedish Krona USD - United States Dollar

See accompanying notes to the financial statements.

7

GMO Global Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $10,919,238) (Note 2)	$10,478,704
Investments in affiliated issuers, at value (cost $341,786,159) (Notes 2 and 8)	324,594,767
Receivable for investments sold	200,000
Dividends and interest receivable	8,387
Unrealized appreciation on open forward currency contracts (Note 2)	1,624,886
Receivable for variation margin on open futures contracts (Note 2)	196,906
Interest receivable for open swap contracts	40,557
Receivable for open swap contracts (Note 2)	2,373,388
Receivable for expenses reimbursed by Manager (Note 3)	7,087
Total assets	339,524,682
Liabilities:
Written options outstanding, at value (premiums $357,184) (Note 2)	148,233
Payable to broker for closed futures contracts	295,431
Payable to affiliate for (Note 3):
Management fee	52,957
Shareholder service fee	41,808
Trustees and Chief Compliance Officer of GMO Trust fees	631
Unrealized depreciation on open forward currency contracts (Note 2)	12,803,984
Payable for open swap contracts (Note 2)	459,835
Accrued expenses	73,062
Total liabilities	13,875,941
Net assets	$325,648,741
Net assets consist of:
Paid-in capital	$374,357,038
Distributions in excess of net investment income	(18,232,660)
Accumulated net realized loss	(6,316,499)
Net unrealized depreciation	(24,159,138)
$325,648,741
Net assets attributable to:
Class III shares	$325,648,741
Shares outstanding:
Class III	41,720,421
Net asset value per share:
Class III	$7.81

See accompanying notes to the financial statements.

8

GMO Global Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$1,696,968
Interest	69,212
Dividends	24,712
Total investment income	1,790,892
Expenses:
Management fee (Note 3)	323,581
Shareholder service fee – Class III (Note 3)	255,458
Custodian, fund accounting agent and transfer agent fees	69,184
Audit and tax fees	32,568
Legal fees	4,140
Trustees fees and related expenses (Note 3)	1,861
Registration fees	2,024
Miscellaneous	2,207
Total expenses	691,023
Fees and expenses reimbursed by Manager (Note 3)	(6,975)
Expense reductions (Note 2)	(1,872)
Indirectly incurred fees waived or borne by Manager (Note 3)	(20,995)
Shareholder service fee waived (Note 3)	(7,400)
Net expenses	653,781
Net investment income (loss)	1,137,111
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	30,853
Investments in affiliated issuers	(2,774,790)
Realized gains distributions from affiliated issuers (Note 8)	312,612
Closed futures contracts	167,222
Closed swap contracts	(231,998)
Foreign currency, forward contracts and foreign currency related transactions	10,180,173
Net realized gain (loss)	7,684,072
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(452,093)
Investments in affiliated issuers	(694,909)
Open futures contracts	(1,602,720)
Open swap contracts	(60,600)
Written options	208,951
Foreign currency, forward contracts and foreign currency related transactions	(22,526,944)
Net unrealized gain (loss)	(25,128,315)
Net realized and unrealized gain (loss)	(17,444,243)
Net increase (decrease) in net assets resulting from operations	$(16,307,132)

See accompanying notes to the financial statements.

9

GMO Global Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,137,111	$12,741,125
Net realized gain (loss)	7,684,072	10,424,511
Change in net unrealized appreciation (depreciation)	(25,128,315)	(3,353,820)
Net increase (decrease) in net assets from operations	(16,307,132)	19,811,816
Distributions to shareholders from:
Net investment income
Class III	(19,772,881)	(23,714,054)
Net share transactions (Note 7):
Class III	23,114,263	157,195,473
Total increase (decrease) in net assets	(12,965,750)	153,293,235
Net assets:
Beginning of period	338,614,491	185,321,256
End of period (including distributions in excess of net investment income of $18,232,660 and accumulated undistributed net investment income of $403,110, respectively)	$325,648,741	$338,614,491

See accompanying notes to the financial statements.

10

GMO Global Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008					Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004
Net asset value, beginning of period	$8.70		$8.92		$8.53	$9.11	$8.73	$9.20
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.03		0.42		0.38	0.18	0.21	0.12
Net realized and unrealized gain (loss)	(0.41)		0.11		0.38	(0.57)	0.63	1.42
Total from investment operations	(0.38)		0.53		0.76	(0.39)	0.84	1.54
Less distributions to shareholders:
From net investment income	(0.51)		(0.75)		(0.37)	(0.19)	(0.46)	—
From net realized gains	—		—		—	—	—	(1.90)
Return of capital	—		—		—	—	—	(0.11)
Total distributions	(0.51)		(0.75)		(0.37)	(0.19)	(0.46)	(2.01)
Net asset value, end of period	$7.81		$8.70		$8.92	$8.53	$9.11	$8.73
Total Return(b)	(4.72	)%**	6.50%		8.99%	(4.33)%	9.52%	20.21%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$325,649		$338,614		$185,321	$168,324	$170,750	$138,684
Net expenses to average daily net assets(c)	0.38	%(d)*	0.38	%(d)	0.39%	0.37%	0.33%	0.32%
Net investment income to average daily net assets(a)	0.67	%*	4.86%		4.33%	2.12%	2.40%	1.44%
Portfolio turnover rate	18	%**	20%		22%	20%	38%	45%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.02	%*	0.03%		0.06%	0.07%	0.12%	0.12%

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(d)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

11

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Global Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of the JPMorgan Global Government Bond Index. The Fund typically invests in bonds included in the JPMorgan Global Government Bond Index and in securities and instruments with similar characteristics. The Fund seeks additional returns by seeking to exploit differences in global interest rates and currency and emerging country debt markets. The Fund may invest a substantial portion of its assets in shares of Short-Duration Collateral Fund; in futures contracts, currency options, currency forwards, swap contracts, and other types of derivatives; in investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; in shares of GMO World Opportunity Overlay Fund; and up to 5% of the Fund's total assets in sovereign debt of emerging countries (including below investment grade securities (also known as "junk bonds")), primarily through investment in shares of GMO Emerging Country Debt Fund ("ECDF").

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available without charge, upon request by calling (617) 346-7646 (collect). Shares of the GMO Short-Duration Collateral Fund, the GMO World Opportunity Overlay Fund and the GMO Special Purpose Holding Fund are not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

12

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material.

Typically the Fund and the underlying funds value debt instruments based on prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates primary pricing sources on an ongoing basis and may change a pricing source should the Manager deem it appropriate. If it deems it appropriate, the Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source. The prices provided by primary pricing sources may differ from the value that would be realized if the securities were sold, and the differences could be material.

Certain securities held by the Fund and the underlying funds are valued on the basis of prices provided by a single source. The prices provided may differ from the value that would be realized if the securities were sold, and the differences could be material. As of August 31, 2008, the total value of these securities represented 35.90% of net assets.

The Fund directly and indirectly (through underlying funds) invests in securities with contractual cash flows, such as asset-backed securities, collateralized mortgage obligations and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate values, delinquencies and/or defaults, and may be adversely affected by changes in interest rates and shifts in the market's perception of the securities' market values.

GMO Special Purpose Holding Fund ("SPHF"), an investment of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF. For the period ended August 31, 2008, the Fund received $103,806 through SPHF in conjunction with settlement agreements related to the default of those securities.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it

13

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$10,620,588	$2,261,871
Level 2 - Other Significant Observable Inputs	324,419,421	3,998,274
Level 3 - Significant Unobservable Inputs	33,462	—
Total	$335,073,471	$6,260,145

*  Other financial instruments include forward currency contracts, futures contracts and swap agreements.

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$—	$(320,643)
Level 2 - Other Significant Observable Inputs	—	(13,412,052)
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$(13,732,695)

**  Other financial instruments include forward currency contracts, futures contracts, swap agreements and written options.

14

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of February 29, 2008	$57,756	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Realized gain distributions received	79,287	—
Realized gain distributions paid	(103,806)	—
Change in unrealized appreciation/depreciation	225	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	—	—
Balance as of August 31, 2008	$33,462	$—

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. They expose the Fund to risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the

15

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

terms of the contracts. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of substantial losses if the price of the underlying instrument increases during the term of the option. Options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

16

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

For the period ended August 31, 2008, the Fund's investment activity in written options contracts was as follows:

	Puts		Calls
	Principal Amount of Contracts	Premiums	Principal Amount of Contracts		Premiums
Outstanding, beginning of period	$—	$—		—	$—
Options written	—	—	JPY	(3,817,000,000)	(357,184)
Options exercised	—	—		—	—
Options expired	—	—		—	—
Options sold	—	—		—	—
Outstanding, end of period	$—	$—	JPY	(3,817,000,000)	$(357,184)

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

The Fund values exchange traded options at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. The Fund values options traded over-the-counter using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities. Indexed securities are securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which investing through conventional securities is difficult. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. The Fund had no indexed securities outstanding at the end of the period.

17

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

18

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and brokers whereby the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements expose the Fund to risk that the market value of the securities the Fund has sold under the agreement may decline below the price at which the Fund is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2008, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no

19

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of August 31, 2008, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/29/2012	$(7,605,871)
2/28/2014	(7,575,780)
2/28/2015	(269,796)
Total	$(15,451,447)

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$360,183,146	$1,436,302	$(26,545,977)	$(25,109,675)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109.

20

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund also incurs certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

21

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.19% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.25% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's fees and expenses of the independent trustees of the Trust, fees for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's CCO (excluding any employee benefits), and investment-related expenses such as brokerage commissions, hedging transaction fees, securities lending fees and expenses, interest expense and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.

22

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2008, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.015%	0.004%	0.009%	0.028%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $1,585 and $920, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

For the period ended August 31, 2008, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$3,000,000
Investments (non-U.S. Government securities)	68,170,306	56,972,834

5.   Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 65.30% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned

23

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008, 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and 31.01% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,366,529	$11,741,501	15,937,195	$139,052,495
Shares issued to shareholders in reinvestment of distributions	2,363,492	19,546,079	2,820,633	23,399,087
Shares repurchased	(944,274)	(8,173,317)	(606,251)	(5,256,109)
Net increase (decrease)	2,785,747	$23,114,263	18,151,577	$157,195,473

8.   Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2008 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Country Debt Fund, Class III	$9,885,128	$261,966	$—	$53,160	$208,806	$9,636,133
GMO Short-Duration Collateral Fund	241,749,211	58,843,808	46,800,000	1,643,808	—	248,771,819
GMO Special Purpose Holding Fund	57,756	—	—	—	103,806	33,462
GMO World Opportunity Overlay Fund	66,066,597	7,900,000	9,900,000	—	—	66,153,353
Totals	$317,758,692	$67,005,774	$56,700,000	$1,696,968	$312,612	$324,594,767

24

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

9.  Subsequent event

Effective October 8, 2008, the Fund instituted a fee on cash redemptions of 0.97% of the amount redeemed. Effective October 21, 2008, the fee on cash redemptions was changed to 2.00% of the amount redeemed. For a complete discussion of this fee please refer to the GMO Trust prospectus, which can be obtained at www.gmo.com.

25

GMO Global Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services

26

GMO Global Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests, noting in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for advisory fees, shareholder fees and most other expenses that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

27

GMO Global Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

28

GMO Global Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.41%	$1,000.00	$952.80	$2.02
2) Hypothetical	0.41%	$1,000.00	$1,023.14	$2.09

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

29

Subsequent Event (continued) -

As described more fully below, and in light of current extraordinary market conditions:

•  The Fixed Income Funds will honor nearly all redemptions in-kind during this period.

•  The Fixed Income Funds will, if deemed prudent by GMO, take temporary defensive measures (until GMO has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with a Fund's normal investment strategies) and may not achieve their respective investment objectives during this period.

* * * * * * *

As described elsewhere in the Prospectus, each of the Fixed Income Funds makes extensive use of derivatives to achieve its exposures to the fixed income markets and to pursue strategies intended to obtain returns in excess of its performance benchmark. Each of those Funds also invests a substantial portion of its assets in the GMO Short-Duration Collateral Fund ("SDCF") and/or the GMO World Opportunity Overlay Fund ("WOOF"). The principal risks of pursuing the Fixed Income Funds' strategies in this manner, including the risks of using derivatives, are discussed in greater detail in the Prospectus under the heading "Description of Principal Risks."

Very recent changes in the credit markets have reduced the liquidity for all types of fixed income securities, including the asset-backed securities held by all of the Fixed Income Funds either directly or indirectly through SDCF and WOOF. Contemporaneously, each Fixed Income Fund has also had a greater need for cash to provide margin for large swings in the mark-to-market obligations arising under the derivatives used by the Funds. In order to deal equitably with the demands for liquidity, on October 23, 2008 and October 27, 2008, SDCF declared and paid to all shareholders (including the Fixed Income Funds) a dividend in an aggregate amount equal to substantially all of the cash on hand in SDCF. Substantially all subsequent cash flows into SDCF from portfolio investments (and proceeds of dispositions by SDCF) are likewise expected to be declared and paid as dividends as practicable. All redemptions from SDCF and WOOF by other Fixed Income Funds (and any other shareholders) will be honored in-kind until further notice, using for this purpose (and to the extent practicable) securities deemed by GMO to be representative of the portfolio of SDCF and/or WOOF.

Each of the Fixed Income Funds uses its cash balance to meet its derivative collateral obligations and for other purposes. There is no assurance that a Fund's cash balance will be sufficient to meet that Fund's collateral obligations and, if it is not, the Fund would be required to liquidate other positions. That may include redeeming shares of SDCF and/or WOOF, in which case, as noted above, the Fixed Income Fund would receive redemption proceeds in-kind from SDCF and/or WOOF and would then be required to dispose of those assets (mostly asset-backed securities) in the current adverse market conditions.

To manage each Fixed Income Fund's cash collateral needs in these extraordinary market conditions, GMO reserves the right to reduce or eliminate the Fund's derivative exposures, including those that are intended to cause a Fixed Income Fund to track its benchmark more closely. To the extent that a Fixed Income Fund reduces those exposures, it will tend to cause the performance of that Fund to track its benchmark less closely and make the Fund's performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.

To address in part the management issues described above, nearly all redemptions from the Fixed Income Funds are expected to be in-kind for the foreseeable future. If redeeming shareholders from a Fixed Income Fund choose to dispose of assets received in-kind immediately, those dispositions will occur in the current extraordinary market conditions. To the extent that the Fixed Income Funds honor redemptions in cash, redeeming shareholders will bear the redemption fees described in more detail below. The Manager may impose a new purchase premium and/or redemption fee for any Fund at any time. The Manager also may modify or eliminate an existing purchase premium or redemption fee for any Fund at any time.

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a private placement memorandum, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)
Consolidated Investments Concentration Summary (a)
August 31, 2008 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	86.3%
Short-Term Investments	14.9
Futures	0.9
Forward Currency Contracts	0.0
Swaps	(0.4)
Other	(1.7)
100.0%

(a)  GMO Alternative Asset SPC Ltd. is a 100% owned subsidiary of GMO Alternative Asset Opportunity Fund.

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)
Consolidated Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 15.9%
	U.S. Government — 15.9%
5,000,000	U.S. Treasury Note, 2.38%, due 08/31/10 (a)	5,001,563
	TOTAL DEBT OBLIGATIONS (COST $4,997,687)	5,001,563
	MUTUAL FUNDS — 74.2%
	Affiliated Issuers — 74.2%
990,541	GMO Short-Duration Collateral Fund	23,297,531
	TOTAL MUTUAL FUNDS (COST $24,802,254)	23,297,531
	SHORT-TERM INVESTMENTS — 10.1%
	Money Market Funds — 1.6%
504,427	SSgA USD Liquidity Fund-Class I Stable NAV Shares (a)	504,427
	TOTAL MONEY MARKET FUNDS (COST $504,427)	504,427
	Other Short-Term Investments — 8.5%
1,450,000	Fannie Mae Discount Note, 2.28%, due 09/29/08 (a) (b)	1,447,383
1,225,000	Federal Home Loan Mortgage Corp. Discount Note, 2.05%, due 09/15/08 (a) (b)	1,223,971
	TOTAL OTHER SHORT TERM INVESTMENTS (COST $2,671,354)	2,671,354
	TOTAL SHORT-TERM INVESTMENTS (COST $3,175,781)	3,175,781
	TOTAL INVESTMENTS — 100.3% (Cost $32,975,722)	31,474,875
	Other Assets and Liabilities (net) — (0.3%)	(96,226)
	TOTAL NET ASSETS — 100.0%	$31,378,649

See accompanying notes to the financial statements.

2

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

A summary of outstanding financial instruments at August 31, 2008 is as follows:

Futures Contracts (a)

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
23	Cocoa	December 2008	$663,320	$41,710
1	Corn	December 2008	29,250	613
5	Crude Oil	October 2008	577,300	15,270
4	Heating Oil	October 2008	536,239	13,390
2	Soybean	November 2008	132,400	5,400
8	Soybean Meal	December 2008	286,400	(6,638)
4	Gasoline RBOB	October 2008	479,506	22,411
			$2,704,415	$92,156
Sales
5	Coffee "C"	December 2008	$273,281	$(10,837)
31	Cotton No. 2	December 2008	1,081,590	102,591
1	Gold 100 OZ	December 2008	83,520	(700)
7	Lean Hogs	October 2008	191,590	15,465
47	Live Cattle	October 2008	1,956,140	26,900
3	Natural Gas	October 2008	238,290	6,900
3	Silver	December 2008	205,605	(480)
4	Soybean Oil	December 2008	130,080	448
7	Sugar (World)	October 2008	100,038	7,101
10	Wheat	December 2008	400,625	41,625
			$4,660,759	$189,013

See accompanying notes to the financial statements.

3

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Swap Agreements (a)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Market Value
15,486,115	USD	4/14/2009	Barclay's Capital	1 month	Return on DJ-AIG
				T-Bill + 0.19%	Commodity Total
					Return Index	$(65,877)
				Premiums to (Pay) Receive	$—	$(65,877)

As of August 31, 2008, for the futures and/or swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Consolidated Schedule of Investments:

(a)  All or a portion of this security is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Asset Opportunity Fund.

(b)  Rate shown represents yield-to-maturity.

Currency Abbreviations:

USD - United States Dollar

See accompanying notes to the financial statements.

4

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidating Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

	GMO Alternative Asset Opportunity Fund	GMO Alternative Asset SPC Ltd.	Eliminations	Consolidated Totals
Assets:
Investments in unaffiliated issuers, at value (consolidated cost $8,173,468) (Note 2)	$—	$8,177,344	$—	$8,177,344
Investments in affiliated issuers, at value (consolidated cost $24,802,254) (Note 2)	31,423,953	—	(8,126,422)	23,297,531
Cash	11,266	—	—	11,266
Dividends and interest receivable	7	2,134	—	2,141
Receivable for securities sold	—	5,048,853	—	5,048,853
Receivable for variation margin on open futures contracts (Note 2)	—	6,979	—	6,979
Receivable for expenses reimbursed by Manager (Note 3)	8,432	9,889	—	18,321
Total assets	31,443,658	13,245,199	(8,126,422)	36,562,435
Liabilities:
Payable for investments purchased	—	4,998,312	—	4,998,312
Payable for open swap contracts (Note 2)	—	65,877	—	65,877
Payable to affiliate for (Note 3):
Management fee	12,114	—	—	12,114
Shareholder service fee	4,038	—	—	4,038
Trustees and Chief Compliance Officer of GMO Trust fees	137	—	—	137
Accrued expenses	48,720	54,588	—	103,308
Total liabilities	65,009	5,118,777	—	5,183,786
Net assets	$31,378,649	$8,126,422	$(8,126,422)	$31,378,649
Shareholders' capital	$31,378,649			$31,378,649
Shares outstanding	1,026,006			1,026,006
Net asset value per share	$30.58			$30.58

See accompanying notes to the financial statements.

5

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidating Statement of Operations — For the Six Months Ended August 31, 2008 (Unaudited)

	GMO Alternative Asset Opportunity Fund	GMO Alternative Asset SPC Ltd.	Eliminations	Consolidated Totals
Investment Income:
Dividend from affiliated issuers (Note 8)	$158,934	$—	$—	$158,934
Interest	252	103,139	—	103,391
Dividends	—	13,452	—	13,452
Total income	159,186	116,591	—	275,777
Expenses:
Management fee (Note 3)	76,526	—	—	76,526
Shareholder service fee (Note 3)	25,509	—	—	25,509
Custodian and transfer agent fees	2,300	40,112	—	42,412
Audit and tax fees	45,172	10,120	—	55,292
Legal fees	368	1,472	—	1,840
Trustees fees and related expenses (Note 3)	222	—	—	222
Miscellaneous	184	3,036	—	3,220
Total expenses	150,281	54,740	—	205,021
Fees and expenses reimbursed by Manager (Note 3)	(47,932)	(54,740)	—	(102,672)
Net expenses	102,349	—	—	102,349
Net investment income	56,837	116,591	—	173,428
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	—	5,517	—	5,517
Investments in affiliated issuers	(4,418)	—	—	(4,418)
Closed futures contracts	—	(266,466)	—	(266,466)
Closed swap contracts	—	(382,592)	—	(382,592)
Net realized gain (loss)	(4,418)	(643,541)	—	(647,959)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	—	(4,961)	—	(4,961)
Investments in affiliated issuers	(2,645,760)	—	2,146,170	(499,590)
Open futures contracts	—	133,944	—	133,944
Open swap contracts	—	(1,748,203)	—	(1,748,203)
Net unrealized gain (loss)	(2,645,760)	(1,619,220)	2,146,170	(2,118,810)
Net realized and unrealized gain (loss)	(2,650,178)	(2,262,761)	2,146,170	(2,766,769)
Net increase (decrease) in net assets resulting from operations	$(2,593,341)	$(2,146,170)	$2,146,170	$(2,593,341)

See accompanying notes to the financial statements.

6

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$173,428	$2,400,062
Net realized gain (loss)	(647,959)	2,207,780
Change in net unrealized appreciation (depreciation)	(2,118,810)	(3,054,525)
Net increase (decrease) in net assets from operations	(2,593,341)	1,553,317
Fund share transactions: (Note 7)
Proceeds from sale of shares	—	3,431,990
Cost of shares repurchased	—	(145,526,957)
Net increase (decrease) in Fund share transactions	—	(142,094,967)
Total increase (decrease) in net assets	(2,593,341)	(140,541,650)
Net assets:
Beginning of period	33,971,990	174,513,640
End of period	$31,378,649	$33,971,990

See accompanying notes to the financial statements.

7

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008	2007	2006(a)
Net asset value, beginning of period	$33.11		$28.54	$26.63	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.17		0.69	1.28	0.73
Net realized and unrealized gain (loss)	(2.70)		3.88 (c)	0.63	0.90
Total from investment operations	(2.53)		4.57	1.91	1.63
Net asset value, end of period	$30.58		$33.11	$28.54	$26.63
Total Return(d)	(7.64	)%**	16.01%	7.17%	6.52	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$31,379		$33,972	$174,514	$181,947
Net expenses to average daily net assets(e)	0.60	%*	0.60%	0.60%	0.61	%*
Net investment income to average daily net assets(b)	1.02	%*	2.41%	4.60%	3.12	%*
Portfolio turnover rate	50	%**	24%	12%	13	%**
Fees and expenses reimbursed by the Manager
to average daily net assets:	0.60	%*	0.21%	0.12%	0.15	%*

(a)  Period from April 11, 2005 (commencement of operations) to February 28, 2006.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)  Total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(e)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

8

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Alternative Asset Opportunity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark. The Fund's benchmark is a composite of the Dow Jones-AIG Commodity Index (50%) and the JPMorgan 3 Month Cash Index (50%). The Fund seeks indirect exposure to investment returns of commodities and, from time to time, other alternative asset classes (e.g., currencies). The Fund's investment program has two primary components. One component is intended to gain indirect exposure to the commodity markets through the Fund's investments in a wholly-owned subsidiary company, which, in turn, invests in various commodity-related derivatives. The second component of the Fund's investment program consists of direct and indirect investments in high quality U.S. and foreign fixed income securities. Normally, the Fund gains exposure to fixed income securities indirectly by investing in GMO Short-Duration Collateral Fund.

Shares of the Fund are not publicly offered and are principally available only to other funds of the Trust and certain accredited investors.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements include the accounts of the GMO Alternative Asset Opportunity Fund and its wholly owned investment in GMO Alternative Asset SPC Ltd. The consolidated financial statements include 100% of the assets and liabilities of GMO Alternative Asset SPC Ltd. All significant interfund accounts and transactions have been eliminated in consolidation.

9

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material.

Typically the Fund and the underlying funds value debt instruments based on prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates primary pricing sources on an ongoing basis and may change a pricing source should the Manager deem it appropriate. If it deems it appropriate, the Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source. The prices provided by primary pricing sources may differ from the value that would be realized if the securities were sold, and the differences could be material.

Certain securities held by the Fund and underlying funds are valued on the basis of prices provided by a single source. The prices provided may differ from the value that would be realized if the securities were sold, and the differences could be material. As of August 31, 2008, the total value of these securities represented 26.32% of net assets.

The Fund directly and indirectly (through underlying funds) invests in securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate values, delinquencies and/or defaults, and may be adversely affected by changes in interest rates and shifts in the market's perception of the securities' market values.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

10

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$5,001,563	$299,824
Level 2 - Other Significant Observable Inputs	26,473,312	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$31,474,875	$299,824

*  Other financial instruments include futures contracts.

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$—	$(18,655)
Level 2 - Other Significant Observable Inputs	—	(65,877)
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$(84,532)

**  Other financial instruments include futures contracts and swap agreements.

The Fund held no investments or other financial instruments at either February 29, 2008 or August 31, 2008, whose fair value was determined using Level 3 inputs.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price

11

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2008 (Unaudited)

limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or

12

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2008 (Unaudited)

security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Taxes

The Fund elected to be taxed as a partnership for federal income tax purposes. As a partnership, the Fund will not be subject to federal and state income tax. Instead, each shareholder is responsible for the tax liability or benefit related to his/her allocable share of taxable income or loss. Accordingly, no provision (benefit) for federal and state income taxes is reflected in the accompanying financial statements.

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$34,652,200	$—	$(3,177,325)	$(3,177,325)

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Distributions

The Fund does not intend to make any distributions to its shareholders but may do so in the sole discretion of the Trustees.

13

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund also incurs certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Investment risks

Because of the Fund's indirect exposure to the global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments. Commodity prices can be extremely volatile and are affected by a wide range of factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, international economic, political, and regulatory developments, and developments affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs. The value of the Fund's investments in commodity-related derivatives may fluctuate more than the relevant underlying commodity or commodities or commodity index.

14

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.45% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15%.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.45% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund incurs fees and expenses indirectly as a shareholder in the GMO Short-Duration Collateral Fund. For the period ended August 31, 2008, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.002%	0.000%	0.000%	0.002%

15

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $222 and $92, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

The Fund's investments in commodity-related derivatives are generally made through GMO Alternative Asset Opportunity SPC Ltd., a wholly owned subsidiary organized as a Bermuda limited liability company, which GMO serves as investment manager but does not receive any additional management or other fees for such services.

4.  Purchases and sales of securities

For the period ended August 31, 2008, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$13,552,344	$13,547,597
Investments (non-U.S. Government securities)	158,934	44,100

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 83.43% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. One of the shareholders is another fund of the Trust. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008, no shares of the Fund were held by senior management of the Manager and GMO Trust officers, and all of the Fund's shares were held by accounts for which the Manager had investment discretion.

16

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2008 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
	Shares	Amount	Shares	Amount
Shares sold	—	$—	117,663	$3,431,990
Shares repurchased	—	—	(5,206,092)	(145,526,957)
Net increase (decrease)	—	$—	(5,088,429)	$(142,094,967)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of the affiliated issuer during the period ended August 31, 2008 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Short-Duration Collateral Fund	$23,686,705	$158,934	$44,100	$158,934	$—	$23,297,531
Totals	$23,686,705	$158,934	$44,100	$158,934	$—	$23,297,531

9.  Subsequent event

Effective October 8, 2008, the Fund instituted a fee on cash redemptions of 0.76% of the amount redeemed. Effective October 21, 2008, the fee on cash redemptions was changed to 2.00% of the amount redeemed. For a complete discussion of this fee please refer to the private placement memorandum, which can be obtained by calling 1-617-346-7646 (collect).

17

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of

18

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests, noting in particular that the underlying funds do not charge any advisory fees. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

19

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

20

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
1) Actual	0.60%	$1,000.00	$923.60	$2.91
2) Hypothetical	0.60%	$1,000.00	$1,022.18	$3.06

*  Expenses are calculated using the Fund's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

21

Subsequent Event (continued) -

As described more fully below, and in light of current extraordinary market conditions:

•  The Fixed Income Funds will honor nearly all redemptions in-kind during this period.

•  The Fixed Income Funds will, if deemed prudent by GMO, take temporary defensive measures (until GMO has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with a Fund's normal investment strategies) and may not achieve their respective investment objectives during this period.

* * * * * * *

As described elsewhere in the Prospectus, each of the Fixed Income Funds makes extensive use of derivatives to achieve its exposures to the fixed income markets and to pursue strategies intended to obtain returns in excess of its performance benchmark. Each of those Funds also invests a substantial portion of its assets in the GMO Short-Duration Collateral Fund ("SDCF") and/or the GMO World Opportunity Overlay Fund ("WOOF"). The principal risks of pursuing the Fixed Income Funds' strategies in this manner, including the risks of using derivatives, are discussed in greater detail in the Prospectus under the heading "Description of Principal Risks."

Very recent changes in the credit markets have reduced the liquidity for all types of fixed income securities, including the asset-backed securities held by all of the Fixed Income Funds either directly or indirectly through SDCF and WOOF. Contemporaneously, each Fixed Income Fund has also had a greater need for cash to provide margin for large swings in the mark-to-market obligations arising under the derivatives used by the Funds. In order to deal equitably with the demands for liquidity, on October 23, 2008 and October 27, 2008, SDCF declared and paid to all shareholders (including the Fixed Income Funds) a dividend in an aggregate amount equal to substantially all of the cash on hand in SDCF. Substantially all subsequent cash flows into SDCF from portfolio investments (and proceeds of dispositions by SDCF) are likewise expected to be declared and paid as dividends as practicable. All redemptions from SDCF and WOOF by other Fixed Income Funds (and any other shareholders) will be honored in-kind until further notice, using for this purpose (and to the extent practicable) securities deemed by GMO to be representative of the portfolio of SDCF and/or WOOF.

Each of the Fixed Income Funds uses its cash balance to meet its derivative collateral obligations and for other purposes. There is no assurance that a Fund's cash balance will be sufficient to meet that Fund's collateral obligations and, if it is not, the Fund would be required to liquidate other positions. That may include redeeming shares of SDCF and/or WOOF, in which case, as noted above, the Fixed Income Fund would receive redemption proceeds in-kind from SDCF and/or WOOF and would then be required to dispose of those assets (mostly asset-backed securities) in the current adverse market conditions.

To manage each Fixed Income Fund's cash collateral needs in these extraordinary market conditions, GMO reserves the right to reduce or eliminate the Fund's derivative exposures, including those that are intended to cause a Fixed Income Fund to track its benchmark more closely. To the extent that a Fixed Income Fund reduces those exposures, it will tend to cause the performance of that Fund to track its benchmark less closely and make the Fund's performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.

To address in part the management issues described above, nearly all redemptions from the Fixed Income Funds are expected to be in-kind for the foreseeable future. If redeeming shareholders from a Fixed Income Fund choose to dispose of assets received in-kind immediately, those dispositions will occur in the current extraordinary market conditions. To the extent that the Fixed Income Funds honor redemptions in cash, redeeming shareholders will bear the redemption fees described in more detail below. The Manager may impose a new purchase premium and/or redemption fee for any Fund at any time. The Manager also may modify or eliminate an existing purchase premium or redemption fee for any Fund at any time.

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	97.6%
Short-Term Investments	5.5
Options Purchased	0.8
Loan Participations	0.1
Forward Currency Contracts	0.0
Loan Assignments	0.0
Futures	0.0
Rights and Warrants	0.0
Promissory Notes	0.0
Reverse Repurchase Agreements	(0.2)
Written Options	(0.4)
Swaps	(2.7)
Other	(0.7)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 15.5%
	Canada — 0.3%
	Corporate Debt
15,000,000	TransAlta Corp., 5.75%, due 12/15/13	14,618,250
	Italy — 0.2%
	Corporate Debt
10,000,000	Telecom Italia Capital, 4.95%, due 09/30/14	9,061,950
	Mexico — 0.2%
	Corporate Debt
10,000,000	Telefonos de Mexico SA de CV, 5.50%, due 01/27/15	9,714,100
	United States — 14.8%
	Corporate Debt — 1.2%
7,000,000	CVS Corp., 6.13%, due 08/15/16	7,092,820
10,000,000	Eastman Chemical Co., 7.25%, due 01/15/24	10,036,950
10,000,000	Kinder Morgan Energy Partners, L.P., 6.00%, due 02/01/17	9,940,780
5,000,000	Ryder System, Inc., MTN, 5.85%, due 11/01/16	4,622,000
10,000,000	Southwest Airlines Co., 5.75%, due 12/15/16	9,121,800
5,000,000	Spectra Energy Capital, Series B, 6.75%, due 07/15/18	4,963,115
5,000,000	Wyeth, 5.50%, due 02/01/14	5,098,300
		50,875,765
	Structured Notes — 0.5%
20,000,000	Boston Scientific Corp., 5.25%, due 11/15/15	18,800,000
5,000,000	RPM UK Group, 144A, 6.70%, due 11/01/15	4,962,680
		23,762,680
	U.S. Government — 13.1%
6,000,000	U.S. Treasury Note, 3.13%, due 10/15/08 (a)	6,010,313
564,500,000	U.S. Treasury Note, 2.38%, due 08/31/10	564,676,406
		570,686,719
	Total United States	645,325,164
	TOTAL DEBT OBLIGATIONS (COST $683,157,681)	678,719,464

See accompanying notes to the financial statements.

2

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Principal Amount / Shares		Description	Value ($)
		OPTIONS PURCHASED — 0.1%
		Options on Interest Rate Swaps — 0.0%
USD	1,000,000,000	USD Swaption Put, Expires 10/29/08, Strike 3.27%	1,440,070
		Options on Futures — 0.1%
USD	2,000,000	U.S. Treasury Note 5 Yr. (CBT) Call, Expires 09/26/08, Strike 111.50	1,906,250
		TOTAL OPTIONS PURCHASED (COST $4,431,000)	3,346,320
		MUTUAL FUNDS — 87.0%
		United States — 87.0%
		Affiliated Issuers
	8,272,839	GMO Emerging Country Debt Fund, Class III	78,922,885
	124,769,530	GMO Short-Duration Collateral Fund	2,934,579,345
	29,667,691	GMO World Opportunity Overlay Fund	784,413,760
		Total United States	3,797,915,990
		TOTAL MUTUAL FUNDS (COST $3,921,888,504)	3,797,915,990
		SHORT-TERM INVESTMENTS — 0.0%
		Money Market Funds — 0.0%
	2,094,882	State Street Institutional Liquid Cash Reserves Fund-Institutional Class	2,094,882
		TOTAL SHORT-TERM INVESTMENTS (COST $2,094,882)	2,094,882
		TOTAL INVESTMENTS — 102.6% (Cost $4,611,572,067)	4,482,076,656
		Other Assets and Liabilities (net) — (2.6%)	(114,136,297)
		TOTAL NET ASSETS — 100.0%	$4,367,940,359

See accompanying notes to the financial statements.

3

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

A summary of outstanding financial instruments at August 31, 2008 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
342	U.S. Treasury Note 2 Yr. (CBT)	December 2008	$72,600,188	$15,006
Sales
1,187	U.S. Treasury Note 10 Yr.	December 2008	$137,098,500	$302,462
308	U.S. Treasury Note 5 Yr. (CBT)	December 2008	34,476,750	(924)
90	U.S. Long Bond (CBT)	December 2008	10,558,125	55,308
			$182,133,375	$356,846

Written Options

	Notional Amount	Expiration Date		Description	Premiums	Market Value
Call	$400,000,000	9/26/2008	USD	U.S. Treasury Note 5 Yr. (CBT),
				Strike 113.00%	$(1,425,500)	$(1,218,750)
Call	1,000,000,000	10/29/2008	USD	Interest Rate Swaption, Strike 2.77%	(800,000)	(141,930)
Call	1,000,000,000	10/29/2008	USD	Interest Rate Swaption, Strike 3.02%	(1,512,500)	(546,570)
					$(3,738,000)	$(1,907,250)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Market Value
15,000,000	USD	12/15/2013	Goldman Sachs	(Pay)	0.42%	TransAlta Corp.	$1,340,353
5,000,000	USD	3/20/2014	Morgan Stanley	(Pay)	0.15%	Wyeth	46,632
10,000,000	USD	9/30/2014	Goldman Sachs	(Pay)	0.74%	Telecom Italia Capital	397,335

See accompanying notes to the financial statements.

4

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Market Value
10,000,000	USD	2/20/2015	JP Morgan	(Pay)	0.61%	Telefonos de Mexico
			Chase Bank			SA de CV	$453,507
5,000,000	USD	11/1/2015	Goldman Sachs	(Pay)	0.62%	RPM UK	198,453
15,000,000	USD	12/20/2015	Barclays Bank PLC	(Pay)	0.73%	Boston Scientific Corp.	737,430
5,000,000	USD	12/20/2015	Morgan Stanley	(Pay)	0.81%	Boston Scientific Corp.	221,571
7,000,000	USD	9/20/2016	Barclays Bank PLC	(Pay)	0.32%	CVS Corp.	145,831
5,000,000	USD	12/20/2016	Morgan Stanley	(Pay)	0.46%	Ryder System, Inc., MTN	323,507
10,000,000	USD	12/20/2016	Barclays Bank PLC	(Pay)	0.72%	Southwest Airlines	656,026
10,000,000	USD	2/1/2017	Goldman Sachs	(Pay)	0.49%	Kinder Morgan Energy Partners LP	475,189
5,000,000	USD	7/15/2018	Goldman Sachs	(Pay)	0.93%	Spectra Energy Capital	65,570
10,000,000	USD	1/20/2024	Goldman Sachs	(Pay)	1.11%	Eastman Chemical Co.	(329,733)
					Premiums to (Pay) Receive	$—	$4,731,671

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
2,755,000,000	USD	2/11/2012	Deutsche Bank AG	Receive	3.85%	3 month LIBOR	$(15,871,721)
2,766,000,000	USD	2/16/2012	Merrill Lynch	Receive	3.90%	3 month LIBOR	(13,852,853)
1,398,000,000	USD	3/4/2012	Morgan Stanley	Receive	3.80%	3 month LIBOR	(10,409,710)
2,776,000,000	USD	3/5/2012	Citigroup	Receive	3.73%	3 month LIBOR	(24,142,852)
1,390,000,000	USD	3/5/2012	Morgan Stanley	Receive	3.71%	3 month LIBOR	(12,693,470)
1,388,000,000	USD	3/20/2012	Deutsche Bank AG	Receive	3.54%	3 month LIBOR	(17,482,101)
500,000,000	USD	9/2/2013	Citigroup	Receive	4.04%	3 month LIBOR	271,794
500,000,000	USD	9/2/2013	Morgan Stanley	Receive	4.04%	3 month LIBOR	305,707
666,000,000	USD	2/11/2020	Deutsche Bank AG	(Pay)	5.00%	3 month LIBOR	(9,530,593)
668,000,000	USD	2/18/2020	Merrill Lynch	(Pay)	5.10%	3 month LIBOR	(14,465,814)
333,000,000	USD	3/4/2020	Morgan Stanley	(Pay)	5.00%	3 month LIBOR	(4,400,674)
660,000,000	USD	3/5/2020	Citigroup	(Pay)	4.94%	3 month LIBOR	(5,705,762)
333,000,000	USD	3/5/2020	Morgan Stanley	(Pay)	4.93%	3 month LIBOR	(2,627,394)
333,000,000	USD	3/20/2020	Deutsche Bank AG	(Pay)	4.72%	3 month LIBOR	2,838,802
					Premiums to (Pay) Receive	$3,368,000	$(127,766,641)

See accompanying notes to the financial statements.

5

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

As of August 31, 2008, for the futures and/or swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

(a)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 2).

Currency Abbreviations:

USD - United States Dollar

See accompanying notes to the financial statements.

6

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $689,683,563) (Note 2)	$684,160,666
Investments in affiliated issuers, at value (cost $3,921,888,504) (Notes 2 and 8)	3,797,915,990
Receivable for investments sold	570,015,533
Receivable for Fund shares sold	3,962,017
Dividends and interest receivable	1,480,811
Receivable for variation margin on open futures contracts (Note 2)	309,454
Interest receivable for open swap contracts	3,139,780
Receivable for open swap contracts (Note 2)	8,477,707
Receivable for closed swap contracts (Note 2)	1,563,220
Receivable for expenses reimbursed by Manager (Note 3)	115,371
Total assets	5,071,140,549
Liabilities:
Payable for investments purchased	564,309,462
Payable for Fund shares repurchased	4,123,015
Written options outstanding, at value (premiums $3,738,000) (Note 2)	1,907,250
Payable to affiliate for (Note 3):
Management fee	932,661
Shareholder service fee	220,302
Trustees and Chief Compliance Officer of GMO Trust fees	9,961
Payable for open swap contracts (Note 2)	131,512,677
Accrued expenses	184,862
Total liabilities	703,200,190
Net assets	$4,367,940,359

See accompanying notes to the financial statements.

7

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$4,709,315,325
Distributions in excess of net investment income	(9,447,238)
Accumulated net realized loss	(84,967,949)
Net unrealized depreciation	(246,959,779)
$4,367,940,359
Net assets attributable to:
Class III shares	$187,214,407
Class VI shares	$4,180,725,952
Shares outstanding:
Class III	8,235,894
Class VI	184,033,950
Net asset value per share:
Class III	$22.73
Class VI	$22.72

See accompanying notes to the financial statements.

8

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$20,674,684
Interest	6,966,633
Dividends	98,353
Total investment income	27,739,670
Expenses:
Management fee (Note 3)	6,054,175
Shareholder service fee – Class III (Note 3)	155,096
Shareholder service fee – Class VI (Note 3)	1,275,050
Custodian, fund accounting agent and transfer agent fees	254,104
Audit and tax fees	33,856
Legal fees	66,332
Trustees fees and related expenses (Note 3)	29,433
Registration fees	2,024
Miscellaneous	31,740
Total expenses	7,901,810
Fees and expenses reimbursed by Manager (Note 3)	(366,436)
Expense reductions (Note 2)	(34)
Indirectly incurred fees waived or borne by Manager (Note 3)	(171,958)
Shareholder service fee waived (Note 3)	(60,605)
Net expenses	7,302,777
Net investment income (loss)	20,436,893
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,614,351
Investments in affiliated issuers	(92,635,177)
Realized gains distributions from affiliated issuers (Note 8)	1,710,186
Closed futures contracts	(4,041,126)
Closed swap contracts	(1,685,309)
Written options	3,286,980
Foreign currency, forward contracts and foreign currency related transactions	574
Net realized gain (loss)	(91,749,521)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(5,063,896)
Investments in affiliated issuers	42,801,929
Open futures contracts	3,551,528
Open swap contracts	(161,100,679)
Written options	1,830,750
Foreign currency, forward contracts and foreign currency related transactions	(3,400)
Net unrealized gain (loss)	(117,983,768)
Net realized and unrealized gain (loss)	(209,733,289)
Net increase (decrease) in net assets resulting from operations	$(189,296,396)

See accompanying notes to the financial statements.

9

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$20,436,893	$119,328,375
Net realized gain (loss)	(91,749,521)	(36,796,389)
Change in net unrealized appreciation (depreciation)	(117,983,768)	(126,139,356)
Net increase (decrease) in net assets from operations	(189,296,396)	(43,607,370)
Distributions to shareholders from:
Net investment income
Class III	(4,360)	(5,772,752)
Class VI	(997,551)	(97,139,821)
Total distributions from net investment income	(1,001,911)	(102,912,573)
Net realized gains
Class III	—	(344,272)
Class VI	—	(5,909,472)
Total distributions from net realized gains	—	(6,253,744)
	(1,001,911)	(109,166,317)
Net share transactions (Note 7):
Class III	(81,585,635)	59,121,073
Class VI	(759,752,178)	3,042,002,441
Increase (decrease) in net assets resulting from net share transactions	(841,337,813)	3,101,123,514
Total increase (decrease) in net assets	(1,031,636,120)	2,948,349,827
Net assets:
Beginning of period	5,399,576,479	2,451,226,652
End of period (including distributions in excess of net investment income of $9,447,238 and $28,882,220, respectively)	$4,367,940,359	$5,399,576,479

See accompanying notes to the financial statements.

10

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007(a)
Net asset value, beginning of period	$23.60		$25.22		$25.06
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.08		0.78		0.96
Net realized and unrealized gain (loss)	(0.95)		(1.37)		0.34
Total from investment operations	(0.87)		(0.59)		1.30
Less distributions to shareholders:
From net investment income	(0.00	)(c)	(0.97)		(1.14)
From net realized gains	—		(0.06)		—
Total distributions	(0.00)		(1.03)		(1.14)
Net asset value, end of period	$22.73		$23.60		$25.22
Total Return(d)	(3.68	)%**	(2.39)%		5.23	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$187,214		$277,879		$226,917
Net expenses to average daily net assets(e)	0.39	%(f)*	0.38	%(f)	0.39	%*
Net investment income to average daily net assets(b)	0.65	%*	3.12%		5.96	%*
Portfolio turnover rate	42	%**	67%		7	%**††
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.02	%*	0.04%		0.06	%*

(a)  Period from July 13, 2006 (commencement of operations) through February 28, 2007.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  Distributions from net investment income were less than $0.01 per share.

(d)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(e)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(f)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover rate of the Fund for the period May 31, 2006 through February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

11

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007(a)
Net asset value, beginning of period	$23.57		$25.22		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.10		0.97		0.76
Net realized and unrealized gain (loss)	(0.94)		(1.55)		0.61
Total from investment operations	(0.84)		(0.58)		1.37
Less distributions to shareholders:
From net investment income	(0.01)		(1.01)		(1.15)
From net realized gains	—		(0.06)		—
Total distributions	(0.01)		(1.07)		(1.15)
Net asset value, end of period	$22.72		$23.57		$25.22
Total Return(c)	(3.58	)%**	(2.35)%		5.52	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$4,180,726		$5,121,698		$2,224,310
Net expenses to average daily net assets(d)	0.30	%(e)*	0.29	%(e)	0.29	%*
Net investment income to average daily net assets(b)	0.85	%*	3.87%		4.01	%*
Portfolio turnover rate	42	%**	67%		7	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.02	%*	0.04%		0.06	%*

(a)  Period from May 31, 2006 (commencement of operations) through February 28, 2007.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(e)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

12

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Strategic Fixed Income Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of the JPMorgan U.S. 3 Month Cash Index. The Manager may, in the future, depending on the Manager's assessment of interest rate conditions, change the Fund's benchmark to another nationally recognized debt index with a duration between 90 days and 15 years. The Fund typically invests in fixed income securities included in the Fund's benchmark and in securities and instruments with similar characteristics. The Fund may seek additional returns by seeking to exploit differences in global interest rates and currency and emerging country debt markets. The Fund may invest a substantial portion of its total assets in shares of GMO Short-Duration Collateral Fund; in futures contracts, currency options, currency forwards, swap contracts, interest rate options, swaps on interest rates, and other types of derivatives; in U.S. and foreign investment-grade bonds, including U.S. and foreign government securities and asset-backed securities issued by U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), and foreign governments, corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; in shares of GMO World Opportunity Overlay Fund, and up to 5% of the Fund's total assets in sovereign debt of emerging countries (including below investment grade securities (also known as "junk bonds")), primarily through investment in shares of GMO Emerging Country Debt Fund ("ECDF").

As of August 31, 2008, the Fund had two classes of shares outstanding: Class III and Class VI. Each class of shares bears a different level of shareholder service fees.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect). Shares of GMO Short-Duration Collateral Fund and GMO World Opportunity Overlay Fund are not publicly available for direct purchase.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing

13

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material.

Typically the Fund and the underlying funds value debt instruments based on prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates primary pricing sources on an ongoing basis and may change a pricing source should the Manager deem it appropriate. If it deems it appropriate, the Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source. The prices provided by primary pricing sources may differ from the value that would be realized if the securities were sold, and the differences could be material.

Certain securities held by the Fund and the underlying funds are valued on the basis of prices provided by a single source. The prices provided may differ from the value that would be realized if the securities were sold, and the differences could be material. As of August 31, 2008, the total value of these securities represented 31.35% of net assets.

The Fund directly and indirectly (through underlying funds) invests in securities with contractual cash flows, such as asset-backed securities, collateralized mortgage obligations and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate values, delinquencies and/or defaults, and may be adversely affected by changes in interest rates and shifts in the market's perception of the securities' market values.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level

14

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$649,609,604	$372,776
Level 2 - Other Significant Observable Inputs	3,832,467,052	8,477,707
Level 3 - Significant Unobservable Inputs	—	—
Total	$4,482,076,656	$8,850,483

*  Other financial instruments include futures contracts and swap agreements.

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$—	$(924)
Level 2 - Other Significant Observable Inputs	—	(133,419,927)
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$(133,420,851)

**  Other financial instruments include futures contracts, swap agreements, and written options.

The Fund held no investments or other financial instruments at either February 29, 2008 or August 31, 2008, whose fair value was determined using Level 3 inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and

15

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. They expose the Fund to risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

16

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Options

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of substantial losses if the price of the underlying instrument increases during the term of the option. Options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

For the period ended August 31, 2008, the Fund's investment activity in written option contracts was as follows:

	Puts		Calls
	Principal Amount of Contracts	Premiums	Principal Amount of Contracts	Premiums
Outstanding, beginning of period	$—	$—	$—	$—
Options written	—	—	(3,200,000,000)	(7,029,380)
Options exercised	—	—	—	—
Options expired	—	—	—	—
Options sold		—	800,000,000	3,291,380
Outstanding, end of period	$—	$—	$(2,400,000,000)	$(3,738,000)

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

17

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Fund values exchange traded options at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. The Fund values options traded over-the-counter using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in loans to corporate, governmental, or other borrowers. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation in the loan agreement and only upon receipt by the lender of payments from the borrower and (ii) the Fund generally has no right to enforce compliance by the borrower of the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that has sold the participation in the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. The Fund had no loan agreements outstanding at the end of the period.

Indexed securities

The Fund may invest in indexed securities. Indexed securities are securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which investing through conventional securities is difficult. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. The Fund had no indexed securities outstanding at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the

18

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and brokers whereby the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements expose the Fund to risk that the market value of the securities the Fund has sold under the agreement may decline below the price at

19

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

which the Fund is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Delayed delivery commitments

The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments. The Fund had no delayed delivery commitments outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2008, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes

20

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of February 29, 2008, the Fund elected to defer to March 1, 2008 post-October capital losses of $157,824.

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$4,637,406,499	$19,516,652	$(174,846,495)	$(155,329,843)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a

21

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

class of shares, are charged to that class's operations. In addition, the Fund also incurs certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds 0.15% for Class III shares and 0.055% for Class VI shares; provided, however, that the amount of this waiver will not exceed the respective Class's shareholder service fee.

22

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.25% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2008 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's Excluded Expenses), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2008, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.009%	0.003%	0.005%	0.017%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $25,017 and $14,352, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

For the period ended August 31, 2008, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follow:

	Purchases	Sales
U.S. Government securities	$1,664,670,234	$1,123,711,924
Investments (non-U.S. Government securities)	32,743,035	1,395,193,395

23

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 77.71% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Two of the shareholders are other funds of the Trust. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008, no shares of the Fund were held by senior management of the Manager and GMO Trust officers, and all of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,146,889	$26,191,295	14,637,641	$354,355,271
Shares issued to shareholders in reinvestment of distributions	153	3,491	210,515	5,059,119
Shares repurchased	(4,687,862)	(107,780,421)	(12,069,867)	(300,293,317)
Net increase (decrease)	(3,540,820)	$(81,585,635)	2,778,289	$59,121,073

24

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class VI:	Shares	Amount	Shares	Amount
Shares sold	3,394,201	$77,695,476	188,277,166	$4,555,951,605
Shares issued to shareholders in reinvestment of distributions	43,636	997,528	4,301,787	103,049,293
Shares repurchased	(36,668,214)	(838,445,182)	(63,520,875)	(1,616,998,457)
Net increase (decrease)	(33,230,377)	$(759,752,178)	129,058,078	$3,042,002,441

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the securities of affiliated issuers during the period ended August 31, 2008 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Country Debt Fund, Class III	$80,962,232	$2,145,580	$—	$435,393	$1,710,186	$78,922,885
GMO Short-Duration Collateral Fund	4,314,050,306	20,239,291	1,331,100,000	20,239,291	—	2,934,579,345
GMO World Opportunity Overlay Fund	821,340,094	—	60,500,000	—	—	784,413,760
Totals	$5,216,352,632	$22,384,871	$1,391,600,000	$20,674,684	$1,710,186	$3,797,915,990

9.  Subsequent event

Effective October 8, 2008, the Fund instituted a fee on cash redemptions of 0.85% of the amount redeemed. Effective October 21, 2008, the fee on cash redemptions was changed to 2.00% of the amount redeemed. For a complete discussion of this fee please refer to the GMO Trust prospectus, which can be obtained at www.gmo.com.

25

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. In

26

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests, noting in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for advisory fees, shareholder fees and most other expenses that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal

27

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

28

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.41%	$1,000.00	$963.20	$2.03
2) Hypothetical	0.41%	$1,000.00	$1,023.14	$2.09
Class VI
1) Actual	0.32%	$1,000.00	$964.20	$1.58
2) Hypothetical	0.32%	$1,000.00	$1,023.59	$1.63

*  Expenses are calculated using each Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

29

Subsequent Event (continued) -

As described more fully below, and in light of current extraordinary market conditions:

•  The Fixed Income Funds will honor nearly all redemptions in-kind during this period.

•  The Fixed Income Funds will, if deemed prudent by GMO, take temporary defensive measures (until GMO has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with a Fund's normal investment strategies) and may not achieve their respective investment objectives during this period.

* * * * * * *

As described elsewhere in the Prospectus, each of the Fixed Income Funds makes extensive use of derivatives to achieve its exposures to the fixed income markets and to pursue strategies intended to obtain returns in excess of its performance benchmark. Each of those Funds also invests a substantial portion of its assets in the GMO Short-Duration Collateral Fund ("SDCF") and/or the GMO World Opportunity Overlay Fund ("WOOF"). The principal risks of pursuing the Fixed Income Funds' strategies in this manner, including the risks of using derivatives, are discussed in greater detail in the Prospectus under the heading "Description of Principal Risks."

Very recent changes in the credit markets have reduced the liquidity for all types of fixed income securities, including the asset-backed securities held by all of the Fixed Income Funds either directly or indirectly through SDCF and WOOF. Contemporaneously, each Fixed Income Fund has also had a greater need for cash to provide margin for large swings in the mark-to-market obligations arising under the derivatives used by the Funds. In order to deal equitably with the demands for liquidity, on October 23, 2008 and October 27, 2008, SDCF declared and paid to all shareholders (including the Fixed Income Funds) a dividend in an aggregate amount equal to substantially all of the cash on hand in SDCF. Substantially all subsequent cash flows into SDCF from portfolio investments (and proceeds of dispositions by SDCF) are likewise expected to be declared and paid as dividends as practicable. All redemptions from SDCF and WOOF by other Fixed Income Funds (and any other shareholders) will be honored in-kind until further notice, using for this purpose (and to the extent practicable) securities deemed by GMO to be representative of the portfolio of SDCF and/or WOOF.

Each of the Fixed Income Funds uses its cash balance to meet its derivative collateral obligations and for other purposes. There is no assurance that a Fund's cash balance will be sufficient to meet that Fund's collateral obligations and, if it is not, the Fund would be required to liquidate other positions. That may include redeeming shares of SDCF and/or WOOF, in which case, as noted above, the Fixed Income Fund would receive redemption proceeds in-kind from SDCF and/or WOOF and would then be required to dispose of those assets (mostly asset-backed securities) in the current adverse market conditions.

To manage each Fixed Income Fund's cash collateral needs in these extraordinary market conditions, GMO reserves the right to reduce or eliminate the Fund's derivative exposures, including those that are intended to cause a Fixed Income Fund to track its benchmark more closely. To the extent that a Fixed Income Fund reduces those exposures, it will tend to cause the performance of that Fund to track its benchmark less closely and make the Fund's performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.

To address in part the management issues described above, nearly all redemptions from the Fixed Income Funds are expected to be in-kind for the foreseeable future. If redeeming shareholders from a Fixed Income Fund choose to dispose of assets received in-kind immediately, those dispositions will occur in the current extraordinary market conditions. To the extent that the Fixed Income Funds honor redemptions in cash, redeeming shareholders will bear the redemption fees described in more detail below. The Manager may impose a new purchase premium and/or redemption fee for any Fund at any time. The Manager also may modify or eliminate an existing purchase premium or redemption fee for any Fund at any time.

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Short-Duration Investment Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	93.3%
Short-Term Investments	4.8
Forward Currency Contracts	0.0
Futures	(0.0)
Swaps	(0.2)
Other	2.1
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Short-Duration Investment Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 22.7%
	U.S. Government Agency — 22.7%
105,000	Agency for International Development Floater (Support of Botswana), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 2.37%, due 10/01/12	104,738
676,575	Agency for International Development Floater (Support of C.A.B.E.I.), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 2.37%, due 10/01/12	674,890
587,129	Agency for International Development Floater (Support of Honduras), Variable Rate, 3 mo. U.S. Treasury Bill x 117%, 1.93%, due 10/01/11	583,827
35,942	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill + .35%, 2.32%, due 05/01/14	35,763
255,339	Small Business Administration Pool #502320, Variable Rate, Prime - 2.19%, 2.81%, due 08/25/18	257,343
	Total U.S. Government Agency	1,656,561
	TOTAL DEBT OBLIGATIONS (COST $1,660,277)	1,656,561
	MUTUAL FUNDS — 74.6%
	Affiliated Issuers — 74.6%
231,576	GMO Short-Duration Collateral Fund	5,446,670
9,192	GMO Special Purpose Holding Fund (a) (b)	6,710
	TOTAL MUTUAL FUNDS (COST $5,944,467)	5,453,380
	TOTAL INVESTMENTS — 97.3% (Cost $7,604,744)	7,109,941
	Other Assets and Liabilities (net) — 2.7%	195,206
	TOTAL NET ASSETS — 100.0%	$7,305,147

See accompanying notes to the financial statements.

2

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Notes to Schedule of Investments:

C.A.B.E.I. - Central American Bank of Economic Integration

Variable rate - The rates shown on variable rate notes are the current interest rates at August 31, 2008, which are subject to change based on the terms of the security.

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)  Underlying investment represents interests in defaulted securities.

See accompanying notes to the financial statements.

3

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $1,660,277) (Note 2)	$1,656,561
Investments in affiliated issuers, at value (cost $5,944,467) (Notes 2 and 8)	5,453,380
Cash	194,173
Receivable for investments sold	1,858
Interest receivable	11,897
Receivable for expenses reimbursed by Manager (Note 3)	3,906
Total assets	7,321,775
Liabilities:
Payable to affiliate for (Note 3):
Management fee	311
Shareholder service fee	934
Trustees and Chief Compliance Officer of GMO Trust fees	16
Accrued expenses	15,367
Total liabilities	16,628
Net assets	$7,305,147
Net assets consist of:
Paid-in capital	$12,106,015
Accumulated undistributed net investment income	28,582
Accumulated net realized loss	(4,334,647)
Net unrealized depreciation	(494,803)
$7,305,147
Net assets attributable to:
Class III shares	$7,305,147
Shares outstanding:
Class III	873,078
Net asset value per share:
Class III	$8.37

See accompanying notes to the financial statements.

4

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$37,101
Interest	17,168
Total investment income	54,269
Expenses:
Management fee (Note 3)	1,852
Shareholder service fee – Class III (Note 3)	5,557
Custodian, fund accounting agent and transfer agent fees	1,196
Audit and tax fees	18,216
Legal fees	92
Trustees fees and related expenses (Note 3)	37
Registration fees	1,840
Miscellaneous	212
Total expenses	29,002
Fees and expenses reimbursed by Manager (Note 3)	(21,528)
Net expenses	7,474
Net investment income (loss)	46,795
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(35)
Realized gains distributions from affiliated issuers (Note 8)	20,816
Net realized gain (loss)	20,781
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(133)
Investments in affiliated issuers	(119,340)
Net unrealized gain (loss)	(119,473)
Net realized and unrealized gain (loss)	(98,692)
Net increase (decrease) in net assets resulting from operations	$(51,897)

See accompanying notes to the financial statements.

5

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$46,795	$531,638
Net realized gain (loss)	20,781	234,625
Change in net unrealized appreciation (depreciation)	(119,473)	(393,401)
Net increase (decrease) in net assets from operations	(51,897)	372,862
Distributions to shareholders from:
Net investment income
Class III	(19,292)	(529,051)
Net share transactions (Note 7):
Class III	942	(23,783,143)
Total increase (decrease) in net assets	(70,247)	(23,939,332)
Net assets:
Beginning of period	7,375,394	31,314,726
End of period (including accumulated undistributed net investment income of $28,582 and $1,079, respectively)	$7,305,147	$7,375,394

See accompanying notes to the financial statements.

6

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008	2007	2006	2005	2004
Net asset value, beginning of period	$8.45		$8.93	$8.82	$8.77	$8.75	$8.68
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.05		0.32	0.47	0.27	0.23	0.12
Net realized and unrealized gain (loss)	(0.11)		(0.28)	0.11	0.07	(0.01)	0.07
Total from investment operations	(0.06)		0.04	0.58	0.34	0.22	0.19
Less distributions to shareholders:
From net investment income	(0.02)		(0.52)	(0.47)	(0.29)	(0.20)	(0.12)
Return of capital	—		—	—	—	—	(0.00	)(b)
Total distributions	(0.02)		(0.52)	(0.47)	(0.29)	(0.20)	(0.12)
Net asset value, end of period	$8.37		$8.45	$8.93	$8.82	$8.77	$8.75
Total Return(c)	(0.69	)%**	0.40%	6.62%	3.83%	2.49%	2.24%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$7,305		$7,375	$31,315	$29,454	$29,607	$44,156
Net expenses to average daily net assets(d)	0.20	%*	0.20%	0.20%	0.20%	0.20%	0.21%
Net investment income to average daily net assets(a)	1.26	%*	3.59%	5.21%	3.01%	2.57%	1.36%
Portfolio turnover rate	3	%**	5%	12%	17%	101%	4%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.58	%*	0.60%	0.14%	0.13%	0.10%	0.10%

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  Return of capital distribution was less than $0.01.

(c)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

7

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Short-Duration Investment Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks to provide current income to the extent consistent with the preservation of capital and liquidity. The Fund seeks to achieve this objective by investing a substantial portion of its assets in GMO Short-Duration Collateral Fund, which primarily invests in high quality U.S. and foreign adjustable rate fixed income securities, in particular asset-backed securities, issued by a wide range of private and government issuers. In addition, the Fund invests in high quality fixed income securities. The Fund's benchmark is the JPMorgan U.S. 3 Month Cash Index.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). Shares of the GMO Special Purpose Holding Fund and the GMO Short-Duration Collateral Fund are not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value

8

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material.

Typically the Fund and the underlying funds value debt instruments based on prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates primary pricing sources on an ongoing basis and may change a pricing source should the Manager deem it appropriate. If it deems it appropriate, the Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source. The prices provided by primary pricing sources may differ from the value that would be realized if the securities were sold, and the differences could be material.

Certain securities held by the Fund and the underlying funds are valued on the basis of prices provided by a single source. The prices provided may differ from the value that would be realized if the securities were sold, and the differences could be material. As of August 31, 2008, the total value of these securities represented 49.11% of net assets.

The Fund directly and indirectly (through underlying funds) invests in securities with contractual cash flows, such as asset-backed securities, collateralized mortgage obligations and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate values, delinquencies and/or defaults, and may be adversely affected by changes in interest rates and shifts in the market's perception of the securities' market values.

GMO Special Purpose Holding Fund ("SPHF"), an investment of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF. For the period ended August 31, 2008, the Fund received $20,816 through SPHF in conjunction with settlement agreements related to the default of those securities.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

9

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	7,103,231	—
Level 3 - Significant Unobservable Inputs	6,710	—
Total	$7,109,941	$—
Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of February 29, 2008	$11,582	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Realized gain distributions received	15,965
Realized gain distributions paid	(20,816)
Change in unrealized appreciation/depreciation	(21)	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	—	—
Balance as of August 31, 2008	$6,710	$—

10

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Indexed securities

The Fund may invest in indexed securities. Indexed securities are securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which investing through conventional securities is difficult. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. The Fund had no indexed securities outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2008, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

11

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of February 29, 2008, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/29/2012	$(500,299)
2/28/2013	(708)
2/28/2014	(3,024,063)
2/29/2016	(226,383)
Total	$(3,751,453)

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$8,212,700	$8,004	$(1,110,763)	$(1,102,759)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have

12

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund also incurs certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

13

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.05% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.05% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2008, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.002%	0.000%	0.000%	0.002%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO the period ended August 31, 2008 was $37 and $0, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2008, aggregated $237,101 and $183,382, respectively.

14

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 54.59% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. One of the shareholders is another fund of the Trust. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008, 15.11% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and 80.76% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	4	$32	55,544	$469,351
Shares issued to shareholders in reinvestment of distributions	2,296	19,289	60,822	528,993
Shares repurchased	(2,176)	(18,379)	(2,751,782)	(24,781,487)
Net increase (decrease)	124	$942	(2,635,416)	$(23,783,143)

15

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2008 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Short-Duration Collateral Fund	$5,324,037	$237,101	$—	$37,101	$—	$5,446,670
GMO Special Purpose Holding Fund	11,582	—	—	—	20,816	6,710
Totals	$5,335,619	$237,101	$—	$37,101	$20,816	$5,453,380

9.  Subsequent event

Effective October 8, 2008, the Fund instituted a fee on cash redemptions of 0.77% of the amount redeemed. Effective October 21, 2008, the fee on cash redemptions was changed to 2.00% of the amount redeemed. For a complete discussion of this fee please refer to the GMO Trust prospectus, which can be obtained at www.gmo.com.

16

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives.

17

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests, noting in particular that the underlying funds do not charge any advisory fees. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain

18

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

19

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.20%	$1,000.00	$993.10	$1.00
2) Hypothetical	0.20%	$1,000.00	$1,024.20	$1.02

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

20

Subsequent Event (continued) -

As described more fully below, and in light of current extraordinary market conditions:

•  The Fixed Income Funds will honor nearly all redemptions in-kind during this period.

•  The Fixed Income Funds will, if deemed prudent by GMO, take temporary defensive measures (until GMO has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with a Fund's normal investment strategies) and may not achieve their respective investment objectives during this period.

* * * * * * *

As described elsewhere in the Prospectus, each of the Fixed Income Funds makes extensive use of derivatives to achieve its exposures to the fixed income markets and to pursue strategies intended to obtain returns in excess of its performance benchmark. Each of those Funds also invests a substantial portion of its assets in the GMO Short-Duration Collateral Fund ("SDCF") and/or the GMO World Opportunity Overlay Fund ("WOOF"). The principal risks of pursuing the Fixed Income Funds' strategies in this manner, including the risks of using derivatives, are discussed in greater detail in the Prospectus under the heading "Description of Principal Risks."

Very recent changes in the credit markets have reduced the liquidity for all types of fixed income securities, including the asset-backed securities held by all of the Fixed Income Funds either directly or indirectly through SDCF and WOOF. Contemporaneously, each Fixed Income Fund has also had a greater need for cash to provide margin for large swings in the mark-to-market obligations arising under the derivatives used by the Funds. In order to deal equitably with the demands for liquidity, on October 23, 2008 and October 27, 2008, SDCF declared and paid to all shareholders (including the Fixed Income Funds) a dividend in an aggregate amount equal to substantially all of the cash on hand in SDCF. Substantially all subsequent cash flows into SDCF from portfolio investments (and proceeds of dispositions by SDCF) are likewise expected to be declared and paid as dividends as practicable. All redemptions from SDCF and WOOF by other Fixed Income Funds (and any other shareholders) will be honored in-kind until further notice, using for this purpose (and to the extent practicable) securities deemed by GMO to be representative of the portfolio of SDCF and/or WOOF.

Each of the Fixed Income Funds uses its cash balance to meet its derivative collateral obligations and for other purposes. There is no assurance that a Fund's cash balance will be sufficient to meet that Fund's collateral obligations and, if it is not, the Fund would be required to liquidate other positions. That may include redeeming shares of SDCF and/or WOOF, in which case, as noted above, the Fixed Income Fund would receive redemption proceeds in-kind from SDCF and/or WOOF and would then be required to dispose of those assets (mostly asset-backed securities) in the current adverse market conditions.

To manage each Fixed Income Fund's cash collateral needs in these extraordinary market conditions, GMO reserves the right to reduce or eliminate the Fund's derivative exposures, including those that are intended to cause a Fixed Income Fund to track its benchmark more closely. To the extent that a Fixed Income Fund reduces those exposures, it will tend to cause the performance of that Fund to track its benchmark less closely and make the Fund's performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.

To address in part the management issues described above, nearly all redemptions from the Fixed Income Funds are expected to be in-kind for the foreseeable future. If redeeming shareholders from a Fixed Income Fund choose to dispose of assets received in-kind immediately, those dispositions will occur in the current extraordinary market conditions. To the extent that the Fixed Income Funds honor redemptions in cash, redeeming shareholders will bear the redemption fees described in more detail below. The Manager may impose a new purchase premium and/or redemption fee for any Fund at any time. The Manager also may modify or eliminate an existing purchase premium or redemption fee for any Fund at any time.

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.8%
Short-Term Investments	1.4
Other	(0.2)
100.0%
Industry Sector Summary	% of Equity Investments
Industrials	19.6%
Information Technology	17.5
Health Care	17.3
Energy	15.4
Consumer Discretionary	15.2
Materials	5.6
Financials	5.2
Consumer Staples	4.0
Telecommunication Services	0.1
Utilities	0.1
100.0%

1

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.8%
	Consumer Discretionary — 15.0%
600	1-800-FLOWERS.COM, Inc. *	3,684
100	Aaron Rents, Inc.	2,856
800	Advance Auto Parts, Inc.	34,432
1,600	Aeropostale, Inc. *	55,776
200	Arbitron, Inc.	9,592
400	Bally Technologies, Inc. *	13,692
800	Big Lots, Inc. *	23,656
500	BorgWarner, Inc.	20,675
500	Buckle, Inc.	26,000
200	Capella Education Co. *	9,942
300	Children's Place Retail Stores, Inc. *	12,585
100	Chipotle Mexican Grill, Inc.-Class B *	6,507
700	Choice Hotels International, Inc.	18,893
100	Columbia Sportswear Co.	4,039
200	Deckers Outdoor Corp. *	22,738
300	DeVry, Inc.	15,474
500	Dollar Tree, Inc. *	19,180
600	Exide Technologies *	7,404
300	Family Dollar Stores, Inc.	7,476
600	Finish Line (The), Inc.-Class A	7,254
950	Fossil, Inc. *	28,424
1,000	Gentex Corp.	15,930
300	Gymboree Corp. (The) *	11,775
500	Hasbro, Inc.	18,700
700	Hillenbrand, Inc.	16,646
500	Interactive Data Corp.	15,050
200	ITT Educational Services, Inc. *	17,782
600	Jack in the Box, Inc. *	14,238
400	John Wiley and Sons, Inc.-Class A	19,032
100	Jos. A. Bank Clothiers, Inc. *	2,599
2,100	LKQ Corp. *	39,333
1,100	Marvel Entertainment, Inc. *	37,257

See accompanying notes to the financial statements.

2

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Consumer Discretionary — continued
300	Matthews International Corp.-Class A	15,078
900	NetFlix, Inc. *	27,756
300	New York & Co., Inc. *	3,540
500	Panera Bread Co.-Class A *	26,870
200	Papa John's International, Inc. *	5,584
200	PF Chang's China Bistro, Inc. *	5,196
100	Polaris Industries, Inc.	4,509
200	Pre-Paid Legal Services, Inc. *	8,928
800	Priceline.com, Inc. *	74,384
2,100	Ross Stores, Inc.	84,441
300	Sonic Corp. *	4,347
400	Strayer Education, Inc.	83,936
300	Thor Industries, Inc.	6,894
600	True Religion Apparel, Inc. *	16,290
600	Tupperware Corp.	21,432
300	Universal Electronics, Inc. *	7,866
3,300	Urban Outfitters, Inc. *	117,546
400	Warnaco Group (The), Inc. *	20,628
200	WMS Industries, Inc. *	6,720
500	Wolverine World Wide, Inc.	13,165
600	World Wrestling Entertainment, Inc.	9,762
	Total Consumer Discretionary	1,123,493
	Consumer Staples — 3.9%
100	Alberto-Culver Co.	2,616
400	Boston Beer Co., Inc.-Class A *	17,988
600	Cal-Maine Foods, Inc.	23,694
900	Central European Distribution Corp. *	51,921
200	Chattem, Inc. *	14,024
700	Church & Dwight Co., Inc.	43,750
1,800	Darling International, Inc. *	24,714
1,400	Flowers Foods, Inc.	37,016
600	Green Mountain Coffee Roasters, Inc. *	21,894
100	Herbalife Ltd.	4,710

See accompanying notes to the financial statements.

3

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Consumer Staples — continued
150	Inter Parfums, Inc.	2,128
200	J & J Snack Foods Corp.	6,738
200	Lancaster Colony Corp.	6,956
200	McCormick & Co., Inc. (Non Voting)	8,090
700	National Beverage Corp. *	6,384
100	NBTY, Inc. *	3,324
300	Nu Skin Enterprises, Inc.-Class A	5,025
100	Sanderson Farms, Inc.	3,431
100	USANA Health Sciences, Inc. *	3,786
200	WD-40 Co.	6,978
	Total Consumer Staples	295,167
	Energy — 15.2%
600	Alpha Natural Resources, Inc. *	59,460
800	Arena Resources, Inc. *	35,736
900	Atwood Oceanics, Inc. *	36,594
200	Berry Petroleum Co.	8,324
400	BPZ Resources, Inc. *	7,880
1,100	Cabot Oil & Gas Corp.	48,884
200	CARBO Ceramics, Inc.	12,020
800	Comstock Resources, Inc. *	51,952
400	Concho Resources, Inc. *	13,068
200	Contango Oil & Gas Co. *	14,224
500	Continental Resources, Inc. *	25,085
100	Dawson Geophysical Co. *	6,273
1,800	Denbury Resources, Inc. *	44,802
400	Encore Acquisition Co. *	20,624
500	FMC Technologies, Inc. *	26,780
800	Foundation Coal Holdings, Inc.	47,320
700	Frontline Ltd.	42,287
300	Golar LNG Ltd.	4,812
100	Hercules Offshore, Inc. *	2,207
200	IHS, Inc.-Class A *	12,832
700	International Coal Group, Inc. *	7,161

See accompanying notes to the financial statements.

4

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Energy — continued
500	James River Coal Co. *	21,085
200	Knightsbridge Tankers Ltd.	5,796
100	Lufkin Industries, Inc.	9,279
300	Mariner Energy, Inc. *	8,727
1,700	Massey Energy Co.	112,132
600	McMoRan Exploration Co. *	16,410
800	Oceaneering International, Inc. *	49,928
300	Oil States International, Inc. *	16,689
400	Patriot Coal Corp. *	23,984
1,300	Patterson-UTI Energy, Inc.	36,946
700	Petrohawk Energy Corp. *	24,227
100	Petroleum Development Corp. *	6,079
400	Petroquest Energy, Inc. *	7,396
100	PHI, Inc. *	3,841
200	Quicksilver Resources, Inc. *	4,838
200	Range Resources Corp.	9,284
200	Rowan Cos., Inc.	7,388
500	RPC, Inc.	9,115
300	St. Mary Land & Exploration Co.	12,666
300	Superior Energy Services, Inc. *	14,112
100	T-3 Energy Services, Inc. *	5,583
100	Tidewater, Inc.	6,067
300	Unit Corp. *	20,319
1,000	W&T Offshore, Inc.	35,160
1,100	Walter Industries, Inc.	103,180
400	Whiting Petroleum Corp. *	38,496
	Total Energy	1,137,052
	Financials — 5.1%
100	Arthur J. Gallagher & Co.	2,648
200	Brown & Brown, Inc.	4,056
300	Capitol Federal Financial	13,116
300	Cash America International, Inc.	12,417
200	Cohen & Steers, Inc.	5,820

See accompanying notes to the financial statements.

5

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Financials — continued
1,700	Eaton Vance Corp.	60,707
100	Erie Indemnity Co.-Class A	4,625
200	EZCORP, Inc.-Class A *	3,118
1,200	Federated Investors, Inc.-Class B	40,128
100	GAMCO Investors, Inc.-Class A	4,740
100	Greenhill & Co., Inc.	6,610
100	HCC Insurance Holdings, Inc.	2,518
200	Health Care REIT, Inc.	10,374
100	Home Properties, Inc.	5,275
200	Investment Technology Group, Inc. *	6,400
600	Knight Capital Group, Inc.-Class A *	10,344
400	Nationwide Health Properties, Inc. REIT	13,768
200	Omega Healthcare Investors, Inc. REIT	3,568
400	optionsXpress Holdings, Inc.	9,228
500	Oritani Financial Corp. *	8,430
100	PartnerRe Ltd.	6,891
400	Philadelphia Consolidated Holding Corp. *	23,892
2,000	SEI Investment Co.	47,240
100	TFS Financial Corp.	1,222
1,700	Waddell and Reed Financial, Inc.	54,740
200	Westamerica Bancorporation	10,240
200	World Acceptance Corp. *	7,804
	Total Financials	379,919
	Health Care — 17.1%
200	Abaxis, Inc. *	3,978
500	Abiomed, Inc. *	9,010
300	Acorda Therapeutics, Inc. *	8,445
500	Allos Therapeutics *	4,665
500	Amedisys, Inc. *	26,610
500	ArthoCare Corp. *	12,820
800	Auxilium Pharmaceuticals, Inc. *	31,448
100	Beckman Coulter, Inc.	7,382
600	BioMarin Pharmaceutical, Inc. *	18,084

See accompanying notes to the financial statements.

6

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Health Care — continued
200	Bio-Rad Laboratories, Inc. *	21,520
400	Bruker Corp. *	6,176
100	CardioNet, Inc. *	3,050
300	Centene Corp. *	6,774
400	Charles River Laboratories International, Inc. *	26,244
200	CorVel Corp. *	5,822
1,000	Covance, Inc. *	94,340
300	CryoLife, Inc. *	4,734
500	Cyberonics, Inc. *	10,725
100	Datascope Corp.	5,000
200	DENTSPLY International, Inc.	7,838
300	Dionex Corp. *	19,557
600	Edwards Lifesciences Corp. *	35,526
300	Emergency Medical Services, LP *	9,984
900	eResearch Technology, Inc. *	12,141
200	Exactech, Inc. *	5,174
200	Gen-Probe, Inc. *	11,950
300	Haemonetics Corp. *	18,816
200	HealthExtras, Inc. *	6,520
300	Healthways, Inc. *	5,715
500	Henry Schein, Inc. *	29,240
100	Hill-Rom Holdings, Inc.	2,994
900	Idexx Laboratories, Inc. *	50,670
900	Illumina, Inc. *	77,517
200	ImClone Systems, Inc. *	12,880
500	Immucor, Inc. *	16,105
200	Incyte Corp. *	2,046
200	Intuitive Surgical, Inc. *	59,054
300	Invitrogen Corp. *	12,738
200	ISIS Pharmaceuticals, Inc. *	3,536
100	Kendle International, Inc. *	4,945
200	Kensey Nash Corp. *	7,202
100	Landauer, Inc.	6,526
100	Lincare Holdings, Inc. *	3,300

See accompanying notes to the financial statements.

7

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Health Care — continued
600	Luminex Corp. *	15,294
200	Martek Biosciences Corp. *	6,682
400	Medicines Co. *	9,744
1,800	Meridian Bioscience, Inc.	51,156
700	Merit Medical Systems, Inc. *	13,552
400	Momenta Pharmaceuticals, Inc. *	5,736
300	Natus Medical, Inc. *	7,380
600	Owens & Minor, Inc.	27,672
600	PAREXEL International Corp. *	19,062
900	Patterson Cos., Inc. *	29,286
500	Pediatrix Medical Group, Inc. *	28,475
100	PerkinElmer, Inc.	2,841
2,300	Perrigo Co.	80,477
1,600	Pharmaceutical Product Development, Inc.	65,280
100	ResMed, Inc. *	4,680
400	Rigel Pharmaceuticals, Inc. *	9,464
1,000	Savient Pharmaceuticals, Inc. *	22,730
500	Steris Corp.	18,385
200	SurModics, Inc. *	7,794
700	Techne Corp. *	54,019
1,800	Tenet Healthcare Corp. *	10,854
100	Universal Health Services, Inc.-Class B	6,178
1,000	Valeant Pharmaceuticals International *	18,310
200	Varian, Inc. *	9,942
100	Vital Sign, Inc.	7,385
100	Waters Corp. *	6,825
100	Young Innovations, Inc.	2,049
300	Zoll Medical Corp. *	10,431
	Total Health Care	1,280,484
	Industrials — 19.4%
100	Acuity Brands, Inc.	4,351
200	Advisory Board Co. (The) *	6,182
100	Aerovironment, Inc. *	3,346

See accompanying notes to the financial statements.

8

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Industrials — continued
400	American Ecology Corp.	12,984
800	Ametek, Inc.	38,832
200	Applied Industrial Technologies, Inc.	5,822
100	Argon ST, Inc. *	2,497
100	Axsys Technologies, Inc. *	6,793
100	AZZ, Inc. *	4,345
100	Badger Meter, Inc.	4,604
1,200	Bucyrus International, Inc.	83,820
300	CBIZ, Inc. *	2,550
100	Chart Industries, Inc. *	4,618
100	CIRCOR International, Inc.	6,026
700	Clarcor, Inc.	27,951
300	Clean Harbors, Inc. *	24,342
200	Colfax Corp. *	4,918
100	Con-way, Inc.	4,910
1,800	Copart, Inc. *	79,218
100	Corporate Executive Board Co. (The)	3,640
900	Donaldson Co., Inc.	39,519
200	Dynamic Materials Corp.	6,154
1,000	Energy Conversion Devices, Inc. *	75,170
100	ESCO Technologies, Inc. *	4,761
200	Exponent, Inc. *	6,152
500	Flowserve Corp.	66,060
200	Forward Air Corp.	7,058
1,100	FTI Consulting, Inc. *	80,740
300	Genesee & Wyoming, Inc.-Class A *	12,903
500	Gorman-Rupp Co.	20,115
600	Graco, Inc.	22,890
200	GrafTech International Ltd. *	4,064
300	Harsco Corp.	15,792
700	Healthcare Services Group, Inc.	13,636
400	Heartland Express, Inc.	6,608
200	HUB Group, Inc.-Class A *	7,988
200	Idex Corp.	7,414

See accompanying notes to the financial statements.

9

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Industrials — continued
600	II-VI, Inc. *	26,346
500	Jacobs Engineering Group, Inc. *	36,910
1,500	JB Hunt Transport Services, Inc.	54,675
400	Kansas City Southern *	20,572
400	Kirby Corp. *	18,316
200	Knight Transportation, Inc.	3,578
600	Landstar System, Inc.	29,412
200	Lincoln Electric Holdings, Inc.	16,154
400	Lindsay Corp.	32,764
100	M&F Worldwide Corp. *	4,402
200	Middleby Corp. *	10,672
300	Mine Safety Appliances Co.	10,899
900	MSC Industrial Direct Co., Inc.-Class A	45,837
400	Navigant Consulting, Inc. *	6,924
400	Nordson Corp.	21,452
200	Old Dominion Freight Line, Inc. *	6,654
100	Orbital Sciences Corp. *	2,644
300	Pacer International, Inc.	6,324
500	Pall Corp.	20,305
600	Polypore International, Inc. *	16,458
300	Quanex Building Products Corp.	4,938
600	Raven Industries, Inc.	27,138
200	Robbins & Myers, Inc.	8,970
600	Rollins, Inc.	10,662
200	Ryder Systems, Inc.	12,904
200	Sauer-Danfoss, Inc.	6,554
300	Stanley, Inc. *	10,218
800	Stericycle, Inc. *	47,440
200	Sun Hydraulics Corp.	6,618
200	Team, Inc. *	7,622
500	Teledyne Technologies, Inc. *	31,165
300	Titan Machinery, Inc. *	7,806
300	Valmont Industries, Inc.	32,022
500	Wabtec Corp.	29,535

See accompanying notes to the financial statements.

10

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Industrials — continued
300	Waste Connections, Inc. *	10,893
500	Watson Wyatt Worldwide, Inc.	29,295
1,000	Woodward Governor Co.	46,330
	Total Industrials	1,450,181
	Information Technology — 17.3%
300	ADTRAN, Inc.	6,840
2,072	Ansys, Inc. *	91,893
600	Blackbaud, Inc.	12,114
100	Broadridge Financial Solutions, Inc.	1,997
100	CACI International, Inc.-Class A *	5,065
100	Cass Information Systems, Inc.	3,642
200	Compuware Corp. *	2,286
400	Concur Technologies, Inc. *	17,580
500	Cree, Inc. *	11,655
300	Digital River, Inc. *	13,125
400	Dolby Laboratories, Inc.-Class A *	16,280
300	Earthlink, Inc. *	2,796
850	Factset Research Systems, Inc.	53,304
300	Faro Technologies, Inc. *	7,086
4,100	FLIR Systems, Inc. *	146,370
300	Forrester Research, Inc. *	10,377
200	Global Cash Access, Inc. *	1,198
1,300	Global Payments, Inc.	62,673
600	Hewitt Associates, Inc.-Class A *	24,126
200	Hittite Microwave Corp. *	7,078
1,400	Informatica Corp. *	23,618
400	Integral Systems, Inc. *	17,996
100	InterDigital, Inc. *	2,654
100	Itron, Inc. *	10,358
500	IXYS Corp. *	6,365
200	j2 Global Communications, Inc. *	4,934
800	Jack Henry and Associates, Inc.	16,024
800	Mantech International Corp.-Class A *	47,112

See accompanying notes to the financial statements.

11

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Information Technology — continued
200	McAfee, Inc. *	7,912
600	Mettler-Toledo International, Inc. *	63,120
1,100	Micrel, Inc.	10,131
1,400	Micros Systems, Inc. *	43,148
600	Microsemi Corp. *	16,500
100	Multi-Fineline Electronix, Inc. *	1,706
500	National Instruments Corp.	16,140
300	Net 1 UEPS Technologies, Inc. *	8,046
100	Netlogic Microsystems, Inc. *	3,473
600	Pegasystems, Inc.	8,796
200	Pericom Semiconductor Corp. *	2,728
200	Plexus Corp. *	5,606
200	PMC-Sierra, Inc. *	1,800
200	Power Integrations, Inc. *	5,886
300	Progress Software Corp. *	8,763
1,600	QLogic Corp. *	29,888
200	Quality Systems, Inc.	8,564
400	Quest Software, Inc. *	5,916
400	Radiant Systems, Inc. *	3,648
400	Renaissance Learning, Inc.	5,076
500	Rofin-Sinar Technologies, Inc. *	20,210
300	Salesforce.com, Inc. *	16,806
200	ScanSource, Inc. *	6,018
600	Semtech Corp. *	8,874
1,500	Silicon Image, Inc. *	10,395
300	Silicon Laboratories, Inc. *	10,113
1,100	Skyworks Solutions, Inc. *	10,670
1,000	Sohu.Com, Inc. *	75,300
800	Solera Holdings, Inc. *	24,664
500	SRA International, Inc.-Class A *	11,740
400	STEC, Inc. *	4,052
600	Stratasys, Inc. *	9,996
1,200	Sybase, Inc. *	41,292
200	Synaptics, Inc. *	10,468

See accompanying notes to the financial statements.

12

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Information Technology — continued
1,000	Syntel, Inc.	33,070
200	TNS, Inc. *	4,580
1,100	Total System Services, Inc.	21,912
1,300	Trimble Navigation Ltd. *	44,005
700	Volterra Semiconductor Corp. *	11,004
300	Websense, Inc. *	6,792
500	Western Digital Corp. *	13,630
100	Wind River Systems, Inc. *	1,105
400	Zebra Technologies Corp. *	12,488
	Total Information Technology	1,292,577
	Materials — 5.6%
200	Airgas, Inc.	11,848
500	AK Steel Holding Corp.	26,305
200	AptarGroup, Inc.	8,078
300	Balchem Corp.-Class B	8,187
400	Calgon Carbon Corp. *	8,532
100	CF Industries Holdings, Inc.	15,240
1,200	Cleveland-Cliffs, Inc.	121,464
200	FMC Corp.	14,708
300	Greif, Inc.-Class A	20,733
100	Intrepid Potash, Inc. *	4,736
100	Koppers Holdings, Inc.	4,581
300	NewMarket Corp.	20,382
200	Royal Gold, Inc.	6,942
300	RPM, Inc.	6,480
100	Schnitzer Steel Industries, Inc.-Class A	6,841
300	ShengdaTech, Inc. *	2,850
200	Sigma-Aldrich Corp.	11,352
100	Silgan Holdings, Inc.	5,234
700	Steel Dynamics, Inc.	17,381
1,600	Terra Industries, Inc.	80,224
700	Valhi, Inc.	12,831
	Total Materials	414,929

See accompanying notes to the financial statements.

13

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Telecommunication Services — 0.1%
300	Premiere Global Services, Inc. *	4,536
300	Syniverse Holdings, Inc. *	4,977
	Total Telecommunication Services	9,513
	Utilities — 0.1%
100	Energen Corp.	5,584
	TOTAL COMMON STOCKS (COST $7,145,539)	7,388,899
	SHORT-TERM INVESTMENTS — 1.4%
	Money Market Funds — 1.4%
104,732	State Street Institutional Treasury Money Market Fund-Institutional Class	104,732
	TOTAL SHORT-TERM INVESTMENTS (COST $104,732)	104,732
	TOTAL INVESTMENTS — 100.2% (Cost $7,250,271)	7,493,631
	Other Assets and Liabilities (net) — (0.2%)	(12,422)
	TOTAL NET ASSETS — 100.0%	$7,481,209

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

See accompanying notes to the financial statements.

14

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments, at value (cost $7,250,271) (Note 2)	$7,493,631
Receivable for investments sold	182,924
Dividends and interest receivable	2,422
Receivable for expenses reimbursed by Manager (Note 3)	8,742
Total assets	7,687,719
Liabilities:
Payable for investments purchased	157,112
Payable to affiliate for (Note 3):
Management fee	1,979
Shareholder service fee	957
Trustees and Chief Compliance Officer of GMO Trust fees	19
Accrued expenses	46,443
Total liabilities	206,510
Net assets	$7,481,209
Net assets consist of:
Paid-in capital	$8,938,722
Accumulated undistributed net investment income	403
Accumulated net realized loss	(1,701,276)
Net unrealized appreciation	243,360
$7,481,209
Net assets attributable to:
Class III shares	$7,481,209
Shares outstanding:
Class III	524,646
Net asset value per share:
Class III	$14.26

See accompanying notes to the financial statements.

15

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends	$23,408
Interest	57
Total investment income	23,465
Expenses:
Management fee (Note 3)	12,845
Shareholder service fee – Class III (Note 3)	6,215
Custodian, fund accounting agent and transfer agent fees	24,012
Audit and tax fees	27,508
Legal fees	92
Trustees fees and related expenses (Note 3)	58
Registration fees	276
Miscellaneous	185
Total expenses	71,191
Fees and expenses reimbursed by Manager (Note 3)	(52,072)
Net expenses	19,119
Net investment income (loss)	4,346
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(350,526)
Closed futures contracts	19,099
Net realized gain (loss)	(331,427)
Change in net unrealized appreciation (depreciation) on investments	747,065
Net realized and unrealized gain (loss)	415,638
Net increase (decrease) in net assets resulting from operations	$419,984

See accompanying notes to the financial statements.

16

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$4,346	$59,683
Net realized gain (loss)	(331,427)	1,071,606
Change in net unrealized appreciation (depreciation)	747,065	(2,475,643)
Net increase (decrease) in net assets from operations	419,984	(1,344,354)
Distributions to shareholders from:
Net investment income
Class III	(3,943)	(57,832)
Net realized gains
Class III	—	(3,159,111)
Return of capital
Class III	—	(44,360)
	(3,943)	(3,261,303)
Net share transactions (Note 7):
Class III	(1,138,697)	(12,589,446)
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	5,717	79,121
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(1,132,980)	(12,510,325)
Total increase (decrease) in net assets	(716,939)	(17,115,982)
Net assets:
Beginning of period	8,198,148	25,314,130
End of period (including accumulated undistributed net investment income of $403 and $0, respectively)	$7,481,209	$8,198,148

See accompanying notes to the financial statements.

17

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008	2007	2006	2005	2004
Net asset value, beginning of period	$13.59		$18.93	$19.67	$21.96	$21.78	$13.52
Income (loss) from investment operations:
Net investment income (loss)†	0.01		0.06	0.07	0.06	0.03	0.00 (a)
Net realized and unrealized gain (loss)	0.67		(1.79)	0.79	2.93	1.96	8.28
Total from investment operations	0.68		(1.73)	0.86	2.99	1.99	8.28
Less distributions to shareholders:
From net investment income	(0.01)		(0.06)	(0.09)	(0.07)	(0.01)	(0.02)
From net realized gains	—		(3.49)	(1.51)	(5.21)	(1.80)	—
Return of capital	—		(0.06)	—	—	—	—
Total distributions	(0.01)		(3.61)	(1.60)	(5.28)	(1.81)	(0.02)
Net asset value, end of period	$14.26		$13.59	$18.93	$19.67	$21.96	$21.78
Total Return(b)	4.98	%**	(11.74)%	4.86%	14.63%	10.50%	61.22%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$7,481		$8,198	$25,314	$29,804	$38,801	$41,662
Net expenses to average daily net assets	0.46	%*	0.46%	0.46%	0.48%	0.48%	0.48%
Net investment income to average daily net assets	0.10	%*	0.30%	0.38%	0.30%	0.16%	0.02%
Portfolio turnover rate	71	%**	118%	109%	87%	110%	97%
Fees and expenses reimbursed by the Manager to average daily net assets:	1.26	%*	0.48%	0.60%	0.35%	0.26%	0.24%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.07	$0.03	$0.08	$0.04	$0.06

(a)  Net investment income was less than $0.01 per share.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

18

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO U.S. Small/Mid Cap Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks long-term capital growth. The Fund seeks to achieve its objective by outperforming the Russell 2500 Growth Index. The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index, and in companies with similar market capitalizations.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it

19

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$7,388,899	$—
Level 2 - Other Significant Observable Inputs	104,732	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$7,493,631	$—
Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

The Fund held no investments or other financial instruments at either February 29, 2008 or August 31, 2008, whose fair value was determined using Level 3 inputs.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and

20

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. The Fund had no futures contracts outstanding at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the

21

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. The Fund had no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2008, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

22

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of February 29, 2008, the Fund elected to defer to March 1, 2008 post-October capital losses of $1,250,145.

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$7,309,930	$507,225	$(323,524)	$183,701

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

23

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

As of August 31, 2008, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.50% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the Manager may waive the purchase premium or redemption fee in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in-capital. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except for estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may charge a redemption fee based on estimated or known transaction costs. The Fund charges no premium for reinvested distributions.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.31% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder

24

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.31% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $58 and $0, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2008 aggregated $5,710,753 and $6,888,436, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 74.02% of the outstanding shares of the Fund were held by five shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. One of the shareholders is another fund of the Trust.

25

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Redemptions from (or investments into) the Fund or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008, no shares of the Fund were held by senior management of the Manager and GMO Trust officers, and 97.06% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	72	$995	626	$10,677
Shares issued to shareholders in reinvestment of distributions	198	2,759	191,266	3,213,436
Shares repurchased	(78,935)	(1,142,451)	(925,656)	(15,813,559)
Purchase premiums	—	5	—	53
Redemption fees	—	5,712	—	79,068
Net increase (decrease)	(78,665)	$(1,132,980)	(733,764)	$(12,510,325)

26

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services

27

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager,

28

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

29

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.46%	$1,000.00	$1,049.80	$2.38
2) Hypothetical	0.46%	$1,000.00	$1,022.89	$2.35

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

30

GMO International Core Equity Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO International Core Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.0%
Short-Term Investments	2.4
Preferred Stocks	0.4
Forward Currency Contracts	0.1
Futures	(0.2)
Other	1.3
100.0%
Country Summary	% of Equity Investments
United Kingdom	23.5%
Japan	21.5
France	12.7
Germany	8.4
Switzerland	7.4
Australia	4.8
Canada	3.5
Finland	3.0
Netherlands	3.0
Italy	2.6
Spain	1.7
Hong Kong	1.4
Singapore	1.4
Sweden	1.4
Norway	1.1
Belgium	0.9
Denmark	0.9
Ireland	0.4
Greece	0.3
Austria	0.1
100.0%
Industry Sector Summary	% of Equity Investments
Financials	16.6%
Health Care	13.7
Energy	12.4
Materials	11.8
Consumer Discretionary	10.5
Industrials	9.8
Information Technology	7.4
Consumer Staples	7.3
Telecommunication Services	5.6
Utilities	4.9
100.0%

1

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.0%
	Australia — 4.7%
141	Aristocrat Leisure Ltd	708
730,094	Australia and New Zealand Banking Group Ltd	10,280,928
170,877	Australian Stock Exchange Ltd	5,126,804
871,506	BHP Billiton Ltd	30,608,837
1,401,205	BlueScope Steel Ltd	11,017,717
285,318	CSL Ltd	9,957,688
1,266,234	Foster's Group Ltd	6,043,515
120,076	Incitec Pivot Ltd	16,335,508
1,902,422	Mirvac Group Ltd	4,667,550
286,903	Newcrest Mining Ltd *	6,728,018
1,024,425	Santos Ltd	17,524,333
2,734,817	Stockland	12,239,090
1,529,495	Suncorp-Metway Ltd	14,849,832
704,948	TABCORP Holdings Ltd	5,149,678
4,262,769	Telstra Corp Ltd	15,823,715
959,997	Westpac Banking Corp	19,185,249
641,861	Woodside Petroleum Ltd	34,476,208
848,445	Woolworths Ltd	20,483,602
	Total Australia	240,498,980
	Austria — 0.1%
88,416	OMV AG	5,664,505
	Belgium — 0.8%
100,833	Belgacom SA	4,015,080
33,429	Colruyt SA	9,114,091
882,333	Dexia	12,469,471
1,300,543	Fortis	18,007,723
	Total Belgium	43,606,365

See accompanying notes to the financial statements.

2

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Canada — 3.3%
161,900	Agrium Inc	13,693,953
355,000	Bank of Montreal	15,556,743
120,500	Canadian Natural Resources	10,286,419
93,400	Magna International Inc Class A	5,364,035
458,200	National Bank of Canada	21,585,199
364,900	Potash Corp of Saskatchewan Inc	63,494,937
292,800	Research In Motion Ltd *	35,674,831
172,100	Sun Life Financial Inc	6,637,309
	Total Canada	172,293,426
	Denmark — 0.8%
202,325	Novo-Nordisk A/S Class B	11,294,163
232,425	Vestas Wind Systems A/S *	31,538,542
	Total Denmark	42,832,705
	Finland — 2.9%
267,053	Fortum Oyj	10,961,420
164,137	KCI Konecranes Oyj	5,417,479
343,277	Neste Oil Oyj	8,185,387
3,055,481	Nokia Oyj	76,501,327
446,863	Outokumpu Oyj	10,700,482
48,005	Outotec Oyj	2,180,754
210,738	Rautaruukki Oyj	7,148,007
673,584	Sampo Oyj Class A	16,945,631
563,791	Tietoenator Oyj	11,069,538
	Total Finland	149,110,025
	France — 12.3%
87,652	Air Liquide SA	10,646,238
370,976	Alstom	37,684,562
633,885	Arcelor Mittal	49,729,524
613,616	BNP Paribas	55,044,497
108,966	Casino Guichard-Perrachon SA	10,677,993

See accompanying notes to the financial statements.

3

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	France — continued
101,330	Cie de Saint-Gobain	6,190,846
174,708	Essilor International SA	9,294,069
1,380,163	France Telecom SA	40,693,992
801,642	GDF Suez	46,148,394
117,811	Hermes International	16,730,772
78,952	L'Oreal SA	7,836,742
65,360	Nexans SA	8,236,085
202,947	Peugeot SA	9,642,334
124,251	Renault SA	10,375,370
1,649,909	Sanofi-Aventis	117,053,637
356,562	Societe Generale	34,394,861
108,810	Suez Environnement SA *	3,125,550
1,756,902	Total SA	126,209,088
158,858	UbiSoft Entertainment SA *	14,818,232
46,723	Union du Credit-Bail Immobilier	9,701,109
36,902	Vallourec SA	10,265,792
	Total France	634,499,687
	Germany — 7.7%
94,101	Adidas AG	5,496,523
512,022	Altana AG	8,160,547
506,354	BASF AG	29,221,061
234,197	Bayerische Motoren Werke AG	9,666,621
82,120	Bilfinger & Berger AG	5,763,736
271,776	Deutsche Boerse AG	25,473,876
1,087,890	E.ON AG	63,420,933
318,141	Epcos AG	8,207,892
385,503	GEA Group AG	12,112,318
409,240	Hannover Rueckversicherungs AG (Registered)	17,359,438
274,980	K&S AG	32,966,254
80,575	Kloeckner & Co AG	3,180,492
142,475	Linde AG	17,877,368
21,360	MAN AG	2,085,784
52,975	Norddeutsche Affinerie AG	2,441,129

See accompanying notes to the financial statements.

4

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
88,252	Q-Cells AG *	8,835,208
164,964	RWE AG	17,766,204
109,178	Salzgitter AG	16,718,421
541,163	SAP AG	30,317,163
332,134	SGL Carbon AG *	19,879,411
140,230	Solarworld AG	7,204,222
393,294	Suedzucker AG	6,666,392
126,497	ThyssenKrupp AG	6,298,127
139,575	Volkswagen AG	41,616,278
	Total Germany	398,735,398
	Greece — 0.3%
330,232	National Bank of Greece SA	14,556,921
	Hong Kong — 1.4%
3,467,721	CLP Holdings Ltd	28,131,745
2,702,500	Hong Kong Electric Holdings Ltd	17,158,828
651,500	Hong Kong Exchanges and Clearing Ltd	8,415,750
939,000	Sun Hung Kai Properties Ltd	12,803,696
2,083,000	Yue Yuen Industrial Holdings	5,770,966
	Total Hong Kong	72,280,985
	Ireland — 0.4%
430,752	CRH Plc	11,236,558
265,691	DCC Plc	6,426,920
	Total Ireland	17,663,478
	Italy — 2.5%
963,057	Bulgari SPA	9,848,997
1,033,644	Enel SPA	9,490,739
3,330,010	ENI SPA	108,016,719
	Total Italy	127,356,455

See accompanying notes to the financial statements.

5

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Japan — 20.8%
304,030	Acom Co Ltd	8,467,840
328,850	Aiful Corp	2,657,867
1,365,600	Alps Electric Co Ltd	12,342,309
477,600	Asahi Breweries	8,846,485
191,400	Astellas Pharma Inc	8,621,001
404,400	Canon Inc	18,134,815
5,253	CyberAgent Inc	5,019,253
998,200	Daiei Inc *	7,890,900
730,000	Daiichi Chuo Kisen Kaisha	4,343,461
559,948	Daiichi Sankyo Co Ltd	16,846,004
336,200	Daikin Industries Ltd	11,332,774
2,812,000	Daikyo Inc	3,971,102
2,037	DeNa Co Ltd	9,938,285
174,400	Eisai Co Ltd	6,935,696
86,800	FamilyMart Co Ltd	3,515,650
196,800	Fanuc Ltd	14,641,605
213,500	Fast Retailing Co Ltd	21,549,852
2,707,000	Fuji Heavy Industries Ltd	15,474,859
1,801,000	Hitachi Ltd	13,264,265
2,128,200	Honda Motor Co Ltd	69,118,967
264,600	Hoya Corp	5,393,905
2,089	INPEX Holdings Inc	22,747,496
1,247,000	Itochu Corp	10,031,828
898	Japan Real Estate Investment Corp	8,375,480
859,000	Japan Steel Works Ltd (The)	14,793,654
154,800	JFE Holdings Inc	6,541,848
657,000	Kao Corp	18,601,645
2,312,000	Kawasaki Kisen Kaisha Ltd	16,391,476
5,301	Kenedix Inc	3,019,340
10,328	KK DaVinci Advisors *	3,344,926
92,100	Komatsu Ltd	1,927,607
479,200	Konami Corp	14,633,321
164,700	Kyushu Electric Power Co Inc	3,626,642
2,210,000	Marubeni Corp	13,674,099

See accompanying notes to the financial statements.

6

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
2,085,000	Matsushita Electric Industrial Co Ltd	42,854,773
1,551,000	Mazda Motor Corp	8,255,710
871,000	Meiji Dairies Corp	4,973,767
1,724,600	Mitsubishi Corp	47,373,170
629,000	Mitsui & Co	10,724,039
1,333,000	Mitsui OSK Lines Ltd	15,798,817
2,089,600	Mitsui Trust Holding Inc	11,520,352
498	Mixi Inc *	4,033,091
491,000	NGK Insulators Ltd	5,892,739
413,000	Nikon Corp	13,404,401
128,900	Nintendo Co Ltd	60,513,380
719	Nippon Building Fund Inc	7,779,960
942,000	Nippon Denko Co Ltd	8,106,852
2,863,000	Nippon Light Metal	4,319,646
3,383,000	Nippon Mining Holdings Inc	18,791,182
2,925,000	Nippon Oil Corp	18,242,956
5,120	Nippon Telegraph & Telephone Corp	25,170,639
1,025,000	Nippon Yakin Koguo Co Ltd	5,046,600
1,806,000	Nippon Yusen KK	14,412,346
3,150,100	Nissan Motor Co	23,928,446
9,198	NTT Docomo Inc	14,496,214
208,100	Ono Pharmaceutical Co Ltd	10,896,740
6,666,000	Osaka Gas Co Ltd	24,253,165
644,000	Pacific Metals Co Ltd	4,121,322
12,585	Resona Holdings Inc	14,647,856
509,000	Ricoh Company Ltd	8,401,871
202,100	Rohm Co Ltd	11,635,515
6,344,000	Sanyo Electric Co Ltd *	12,649,560
135,400	Seiko Epson Corp	3,906,238
1,430,900	Seven & I Holdings Co Ltd	41,678,622
449,000	Sharp Corp	5,712,653
586,700	Shin-Etsu Chemical Co Ltd	32,638,230
6,218,100	Sojitz Corp	17,741,889
660,500	SUMCO Corp	13,084,906

See accompanying notes to the financial statements.

7

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
280,000	Taisho Pharmaceutical Co Ltd	5,939,211
760,600	Takeda Pharmaceutical Co Ltd	39,733,963
547,060	Takefuji Corp	7,245,880
177,600	TDK Corp	10,288,284
1,276,000	Tokyo Gas Co Ltd	5,323,818
866,800	Tokyo Steel Manufacturing Co	9,151,908
354,000	TonenGeneral Sekiyu KK	2,848,331
170,100	Toyota Motor Corp	7,589,588
827,000	UNY Co Ltd	9,116,839
	Total Japan	1,070,261,726
	Netherlands — 2.9%
2,360,386	Aegon NV	27,805,279
66,317	Corio NV	4,877,506
449,928	Heineken NV	21,093,955
1,895,773	ING Groep NV	59,061,431
267,205	Koninklijke DSM	15,378,909
203,122	OCE NV	1,972,248
380,217	Reed Elsevier NV	6,357,272
154,281	TomTom NV *	3,810,671
94,632	Wereldhave NV	10,553,889
	Total Netherlands	150,911,160
	Norway — 1.0%
344,800	DnB NOR ASA	3,997,461
809,800	StatoilHydro ASA	24,840,965
364,000	Tandberg ASA	7,874,160
257,450	Yara International ASA	15,940,645
	Total Norway	52,653,231
	Singapore — 1.4%
412,200	MobileOne Ltd	555,738
2,928,000	Oversea-Chinese Banking Corp	16,592,310
2,733,000	Singapore Exchange Ltd	12,068,363

See accompanying notes to the financial statements.

8

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Singapore — continued
9,853,000	Singapore Telecommunications	24,318,043
1,242,000	United Overseas Bank Ltd	16,531,339
	Total Singapore	70,065,793
	Spain — 1.6%
975,428	Iberdrola SA	11,753,246
165,275	Inditex SA	7,686,412
620,140	Repsol YPF SA	19,181,271
1,813,241	Telefonica SA	44,802,458
	Total Spain	83,423,387
	Sweden — 1.3%
606,600	Electrolux AB Series B	7,782,877
383,200	Hennes & Mauritz AB Class B	18,989,741
857,200	Investor AB Class B	18,048,188
245,200	SKF AB Class B	3,713,366
403,700	Svenska Handelsbanken AB Class A	9,713,670
544,600	Swedbank AB	9,570,167
	Total Sweden	67,818,009
	Switzerland — 7.2%
1,662,882	ABB Ltd *	40,786,706
131,713	Actelion Ltd *	7,560,492
156,419	Baloise Holding Ltd	13,382,131
199,011	CIE Financiere Richemont SA Class A	11,579,435
1,832,180	Nestle SA (Registered)	80,725,070
2,525,679	Novartis AG (Registered)	140,701,984
120,745	Roche Holding AG (Non Voting)	20,318,780
48,805	Swatch Group AG	11,470,657
104,235	Syngenta AG (Registered)	27,967,250
701,425	UBS AG (Registered) *	15,246,240
	Total Switzerland	369,738,745

See accompanying notes to the financial statements.

9

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — 22.6%
1,694,558	3 i Group Plc	28,315,867
483,302	Alliance & Leicester Plc	2,866,115
1,315,639	AMEC Plc	20,180,959
1,693,363	AstraZeneca Plc	82,554,733
5,546,448	Barclays Plc	35,491,347
1,466,851	BBA Aviation Plc	3,545,792
119,657	Berkeley Group Holdings Plc *	1,846,620
4,312,960	BG Group Plc	95,667,276
460,842	BHP Billiton Plc	14,353,359
852,197	British American Tobacco Plc	28,790,755
641,418	Cadbury Plc	7,360,988
909,642	Capita Group Plc	11,703,656
720,457	Compass Group Plc	4,794,541
954,394	Diageo Plc	17,626,640
11,362,906	DSG International Plc	10,209,375
893,591	FirstGroup Plc	9,848,386
7,799,421	GlaxoSmithKline Plc	183,526,663
6,027,011	HBOS Plc	34,498,197
1,940,294	Home Retail Group	8,933,060
707,677	ICAP Plc	6,093,521
435,754	Imperial Tobacco Group Plc	14,367,158
1,115,234	Kesa Electricals Plc	3,275,212
1,050,873	Kingfisher Plc	2,538,340
1,698,984	Ladbrokes Plc	6,983,100
563,586	London Stock Exchange	8,098,875
773,035	Michael Page International Plc	5,150,359
418,646	Next Plc	8,077,872
3,231,060	Northern Foods Plc	3,827,151
2,845,307	Old Mutual Plc	5,032,008
234,773	Provident Financial Plc	3,875,869
342,857	Reckitt Benckiser Group Plc	17,332,921
936,109	Rio Tinto Plc	88,863,649
18,805,824	Royal Bank of Scotland Group	79,982,554
567,226	Royal Dutch Shell Group Class A (Amsterdam)	19,740,153

See accompanying notes to the financial statements.

10

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
1,370,789	Royal Dutch Shell Plc A Shares (London)	47,905,396
417,628	Royal Dutch Shell Plc B Shares (London)	14,360,734
286,269	Scottish & Southern Energy Plc	7,540,117
9,544,941	Signet Group Plc	10,896,991
625,943	Smith & Nephew Plc	7,511,547
254,997	Spectris Plc	3,850,115
2,404,744	Stagecoach Group Plc	13,960,093
2,937,716	Taylor Woodrow Plc	2,887,424
1,914,380	Tesco Plc	13,269,309
1,354,646	Tomkins Plc	3,659,280
659,677	Travis Perkins Plc	8,033,610
1,375,957	Trinity Mirror Plc	2,687,998
471,484	Unilever Plc	12,646,212
42,909,492	Vodafone Group Inc	109,653,208
576,582	WH Smith Plc	4,029,410
2,207,833	Wolseley Plc	17,814,261
198,286	Xstrata Plc	11,055,068
	Total United Kingdom	1,167,113,844
	TOTAL COMMON STOCKS (COST $5,459,287,869)	4,951,084,825
	PREFERRED STOCKS — 0.4%
	Germany — 0.4%
131,566	Volkswagen AG 1.73%	20,280,376
	TOTAL PREFERRED STOCKS (COST $6,708,776)	20,280,376

See accompanying notes to the financial statements.

11

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 2.4%
125,700,000	HBOS Treasury Services Time Deposit, 2.05%, due 09/02/08	125,700,000
700,000	HSBC Time Deposit, 2.15%, due 09/02/08	700,000
	TOTAL SHORT-TERM INVESTMENTS (COST $126,400,000)	126,400,000
	TOTAL INVESTMENTS — 98.8% (Cost $5,592,396,645)	5,097,765,201
	Other Assets and Liabilities (net) — 1.2%	59,910,589
	TOTAL NET ASSETS — 100.0%	$5,157,675,790

See accompanying notes to the financial statements.

12

GMO International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

A summary of outstanding financial instruments at August 31, 2008 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
11/21/08	CHF	45,542,163	$41,391,430	$(65,747)
11/21/08	CHF	31,580,163	28,701,933	(57,504)
11/21/08	CHF	31,580,163	28,701,933	(66,202)
11/21/08	CHF	31,580,163	28,701,933	(48,341)
11/21/08	CHF	31,580,163	28,701,933	(48,602)
11/21/08	CHF	31,580,163	28,701,933	(38,659)
11/21/08	CHF	31,580,163	28,701,933	(64,499)
11/21/08	EUR	5,171,000	7,554,238	(14,146)
11/21/08	GBP	4,161,000	7,541,276	(17,559)
11/21/08	HKD	53,165,333	6,822,303	5,353
11/21/08	HKD	53,165,333	6,822,303	5,668
11/21/08	HKD	54,776,403	7,029,039	5,838
11/21/08	JPY	3,577,047,447	33,018,615	406,612
11/21/08	JPY	3,577,047,447	33,018,615	417,550
11/21/08	JPY	3,577,047,447	33,018,615	402,330
11/21/08	JPY	3,577,047,447	33,018,615	403,639
11/21/08	JPY	3,577,047,447	33,018,615	406,910
11/21/08	JPY	4,967,570,447	45,854,101	452,396
11/21/08	JPY	3,577,047,447	33,018,615	394,120
11/21/08	NZD	13,040,700	9,021,828	(156,738)
11/21/08	NZD	12,657,150	8,756,480	(111,942)
11/21/08	NZD	12,657,150	8,756,480	(165,545)
11/21/08	SEK	196,707,071	30,346,472	(454,180)
11/21/08	SEK	196,707,071	30,346,472	(451,566)
11/21/08	SEK	196,707,071	30,346,472	(396,684)
11/21/08	SEK	196,707,071	30,346,472	(404,864)
11/21/08	SEK	196,707,071	30,346,472	(457,016)
11/21/08	SEK	196,707,071	30,346,472	(422,445)
11/21/08	SEK	196,707,071	30,346,472	(411,115)
			$732,298,070	$(952,938)

See accompanying notes to the financial statements.

13

GMO International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales
11/21/08	AUD	17,858,190	$15,189,111	$221,257
11/21/08	AUD	17,858,190	15,189,111	223,775
11/21/08	AUD	17,858,190	15,189,111	223,935
11/21/08	AUD	17,858,190	15,189,111	219,471
11/21/08	AUD	17,858,190	15,189,111	213,042
11/21/08	AUD	17,858,190	15,189,111	170,504
11/21/08	AUD	17,858,190	15,189,111	227,454
11/21/08	CAD	16,105,208	15,154,776	40,694
11/21/08	CAD	15,631,526	14,709,048	43,520
11/21/08	CAD	15,631,526	14,709,048	(4,483)
11/21/08	DKK	51,338,820	10,054,206	15,349
11/21/08	DKK	51,338,820	10,054,206	19,186
11/21/08	DKK	85,880,742	16,818,904	55,626
11/21/08	EUR	11,513,446	16,819,824	14,618
11/21/08	EUR	11,513,446	16,819,824	34,479
11/21/08	EUR	11,862,338	17,329,516	17,647
11/21/08	GBP	28,173,101	51,060,111	1,148,006
11/21/08	GBP	17,450,101	31,626,057	740,443
11/21/08	GBP	19,636,101	35,587,900	748,695
11/21/08	GBP	17,450,101	31,626,057	720,602
11/21/08	GBP	17,450,101	31,626,057	727,652
11/21/08	GBP	19,065,101	34,553,036	755,609
11/21/08	GBP	17,450,101	31,626,057	712,208
11/21/08	HKD	7,794,134	1,000,162	(162)
11/21/08	JPY	1,304,140,000	12,038,111	(163,726)
11/21/08	JPY	327,135,000	3,019,681	(5,029)
11/21/08	NOK	84,890,842	15,530,948	6,180
11/21/08	NOK	84,890,842	15,530,948	9,994
11/21/08	NOK	87,463,292	16,001,583	(9,611)
11/21/08	SEK	25,465,340	3,928,599	71,401
11/21/08	SGD	5,337,153	3,778,999	12,293
11/21/08	SGD	5,337,153	3,778,999	12,249
11/21/08	SGD	5,498,885	3,893,514	10,419
			$564,999,948	$7,233,297

See accompanying notes to the financial statements.

14

GMO International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
166	DAX	September 2008	$39,187,069	$(2,531,250)
1,017	MSCI Singapore	September 2008	48,731,026	714,929
182	S&P/MIB	September 2008	38,492,502	(2,035,592)
			$126,410,597	$(3,851,913)
Sales
12	AEX	September 2008	$1,452,908	$(11,988)
82	CAC 40	September 2008	5,395,370	(86,549)
542	FTSE 100	September 2008	55,806,316	(1,158,922)
4	Hang Seng	September 2008	544,807	(11,601)
10	IBEX 35	September 2008	1,720,336	(23,502)
67	OMXS 30	September 2008	903,883	(423)
455	S&P Toronto 60	September 2008	70,491,147	6,108,689
153	SPI 200	September 2008	16,895,609	(774,336)
1,002	TOPIX	September 2008	115,599,449	(8,394,906)
			$268,809,825	$(4,353,538)

As of August 31, 2008, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

15

GMO International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Notes to Schedule of Investments:

*  Non income-producing security.

As of August 31, 2008, 92.98% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

See accompanying notes to the financial statements.

16

GMO International Core Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments, at value (cost $5,592,396,645) (Note 2)	$5,097,765,201
Cash	66,487
Foreign currency, at value (cost $3,761,812) (Note 2)	3,741,436
Receivable for Fund shares sold	893,391
Dividends and interest receivable	12,017,784
Foreign taxes receivable	2,528,844
Unrealized appreciation on open forward currency contracts (Note 2)	10,316,724
Receivable for collateral on open futures contracts (Note 2)	33,519,000
Receivable for variation margin on open futures contracts (Note 2)	3,493,859
Receivable for expenses reimbursed by Manager (Note 3)	210,774
Total assets	5,164,553,500
Liabilities:
Payable to affiliate for (Note 3):
Management fee	1,674,825
Shareholder service fee	344,992
Trustees and Chief Compliance Officer of GMO Trust fees	11,522
Unrealized depreciation on open forward currency contracts (Note 2)	4,036,365
Accrued expenses	810,006
Total liabilities	6,877,710
Net assets	$5,157,675,790

See accompanying notes to the financial statements.

17

GMO International Core Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$5,660,393,966
Accumulated undistributed net investment income	90,171,382
Accumulated net realized loss	(95,716,521)
Net unrealized depreciation	(497,173,037)
$5,157,675,790
Net assets attributable to:
Class III shares	$977,295,146
Class IV shares	$875,345,730
Class VI shares	$3,305,034,914
Shares outstanding:
Class III	29,070,161
Class IV	26,044,831
Class VI	98,355,502
Net asset value per share:
Class III	$33.62
Class IV	$33.61
Class VI	$33.60

See accompanying notes to the financial statements.

18

GMO International Core Equity Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $11,604,048)	$110,623,647
Securities lending income	3,158,804
Interest	2,087,422
Total investment income	115,869,873
Expenses:
Management fee (Note 3)	10,569,330
Shareholder service fee – Class III (Note 3)	747,291
Shareholder service fee – Class IV (Note 3)	424,590
Shareholder service fee – Class VI (Note 3)	996,293
Custodian and fund accounting agent fees	1,192,044
Transfer agent fees	24,932
Audit and tax fees	41,584
Legal fees	64,032
Trustees fees and related expenses (Note 3)	30,990
Registration fees	6,072
Miscellaneous	45,908
Total expenses	14,143,066
Fees and expenses reimbursed by Manager (Note 3)	(1,358,889)
Expense reductions (Note 2)	(19,918)
Net expenses	12,764,259
Net investment income (loss)	103,105,614
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(52,595,434)
Closed futures contracts	(35,682,058)
Foreign currency, forward contracts and foreign currency related transactions	(6,402,432)
Net realized gain (loss)	(94,679,924)
Change in net unrealized appreciation (depreciation) on:
Investments	(455,035,280)
Open futures contracts	15,212,707
Foreign currency, forward contracts and foreign currency related transactions	(6,558,855)
Net unrealized gain (loss)	(446,381,428)
Net realized and unrealized gain (loss)	(541,061,352)
Net increase (decrease) in net assets resulting from operations	$(437,955,738)

See accompanying notes to the financial statements.

19

GMO International Core Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$103,105,614	$130,597,450
Net realized gain (loss)	(94,679,924)	262,829,020
Change in net unrealized appreciation (depreciation)	(446,381,428)	(538,336,524)
Net increase (decrease) in net assets from operations	(437,955,738)	(144,910,054)
Distributions to shareholders from:
Net investment income
Class III	(13,159,640)	(15,752,992)
Class IV	(12,329,603)	(13,850,618)
Class VI	(47,705,637)	(70,382,406)
Total distributions from net investment income	(73,194,880)	(99,986,016)
Net realized gains
Class III	(7,902,343)	(44,597,287)
Class IV	(7,358,071)	(40,295,188)
Class VI	(28,358,623)	(183,168,178)
Total distributions from net realized gains	(43,619,037)	(268,060,653)
	(116,813,917)	(368,046,669)
Net share transactions (Note 7):
Class III	161,539,433	81,033,866
Class IV	18,626,374	308,789,561
Class VI	100,171,604	2,587,884,351
Increase (decrease) in net assets resulting from net share transactions	280,337,411	2,977,707,778
Total increase (decrease) in net assets	(274,432,244)	2,464,751,055
Net assets:
Beginning of period	5,432,108,034	2,967,356,979
End of period (including accumulated undistributed net investment income of $90,171,382 and $60,260,648, respectively)	$5,157,675,790	$5,432,108,034

See accompanying notes to the financial statements.

20

GMO International Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004
Net assets value, beginning of period	$37.25		$39.38		$35.23	$30.81	$26.75	$18.04
Income (loss) from investment operations:
Net investment income (loss)†	0.68		1.01		0.86	0.72	0.55	0.40
Net realized and unrealized gain (loss)	(3.54)		(0.51)		6.06	4.79	4.54	8.81
Total from investment operations	(2.86)		0.50		6.92	5.51	5.09	9.21
Less distributions to shareholders:
From net investment income	(0.48)		(0.68)		(0.77)	(0.16)	(0.54)	(0.50)
From net realized gains	(0.29)		(1.95)		(2.00)	(0.93)	(0.49)	—
Total distributions	(0.77)		(2.63)		(2.77)	(1.09)	(1.03)	(0.50)
Net asset value, end of period	$33.62		$37.25		$39.38	$35.23	$30.81	$26.75
Total Return(a)	(7.74	)%**	0.69%		20.04%	18.26%	19.20%	51.46%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$977,295		$917,685		$877,816	$820,336	$321,463	$201,333
Net expenses to average daily net assets	0.53	%(b)*	0.53	%(b)	0.53%	0.54%	0.55%	0.55%
Net investment income to average daily net assets	3.63	%*	2.44%		2.29%	2.26%	1.98%	1.77%
Portfolio turnover rate	19	%**	43%		47%	43%	45%	43%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05%	0.10%	0.14%	0.27%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions (Note 2).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

21

GMO International Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004(a)
Net asset value, beginning of period	$37.23		$39.36		$35.21	$30.80	$26.75	$21.08
Income (loss) from investment operations:
Net investment income (loss)†	0.69		1.04		0.85	0.65	0.56	0.16
Net realized and unrealized gain (loss)	(3.54)		(0.52)		6.09	4.87	4.54	6.03
Total from investment operations	(2.85)		0.52		6.94	5.52	5.10	6.19
Less distributions to shareholders:
From net investment income	(0.48)		(0.70)		(0.79)	(0.18)	(0.56)	(0.52)
From net realized gains	(0.29)		(1.95)		(2.00)	(0.93)	(0.49)	—
Total distributions	(0.77)		(2.65)		(2.79)	(1.11)	(1.05)	(0.52)
Net asset value, end of period	$33.61		$37.23		$39.36	$35.21	$30.80	$26.75
Total Return(b)	(7.71	)%**	0.75%		20.14%	18.31%	19.24%	29.71	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$875,346		$947,063		$711,712	$1,183,535	$255,580	$24,134
Net expenses to average daily net assets	0.47	%(c)*	0.47	%(c)	0.47%	0.48%	0.49%	0.49	%*
Net investment income to average daily net assets	3.71	%*	2.51%		2.27%	1.98%	2.01%	0.99	%*
Portfolio turnover rate	19	%**	43%		47%	43%	45%	43	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05%	0.11%	0.14%	0.26	%*

(a)  Period from June 30, 2003 (commencement of operations) through February 29, 2004.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions (Note 2).

†  Calculated using average shares outstanding throughout the period.

††  Calculation represtents portfolio turnover of the Fund for year ended February 29, 2004.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

22

GMO International Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007(a)
Net asset value, beginning of period	$37.22		$39.35		$36.09
Income (loss) from investment operations:
Net investment income (loss)†	0.69		0.98		0.74
Net realized and unrealized gain (loss)	(3.53)		(0.45)		5.33
Total from investment operations	(2.84)		0.53		6.07
Less distributions to shareholders:
From net investment income	(0.49)		(0.71)		(0.81)
From net realized gains	(0.29)		(1.95)		(2.00)
Total distributions	(0.78)		(2.66)		(2.81)
Net asset value, end of period	$33.60		$37.22		$39.35
Total Return(b)	(7.70	)%**	0.78%		17.24	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$3,305,035		$3,567,360		$1,377,829
Net expenses to average daily net assets	0.44	%(c)*	0.44	%(c)	0.44	%*
Net investment income to average daily net assets	3.73	%*	2.36%		2.11	%*
Portfolio turnover rate	19	%**	43%		47	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05	%*

(a)  Period from March 28, 2006 (commencement of operations) through February 28, 2007.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions (Note 2).

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

23

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO International Core Equity Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming the MSCI EAFE Index (Europe, Australasia, and Far East). The Fund typically makes equity investments in companies from developed countries, other than the U.S.

Throughout the period ended August 31, 2008, the Fund had three classes of shares outstanding: Class III, Class IV and Class VI. Each class of shares bears a different level of shareholder service fees.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange

24

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities using fair value prices supplied by a third party vendor based on models to the extent that these fair value prices are available.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$301,818,976	$10,565,054
Level 2 - Other Significant Observable Inputs	4,795,946,225	10,316,724
Level 3 - Significant Unobservable Inputs	—	—
Total	$5,097,765,201	$20,881,778

*  Other financial instruments include foreign currency, forward currency contracts and futures contracts.

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$—	$(15,029,069)
Level 2 - Other Significant Observable Inputs	—	(4,036,365)
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$(19,065,434)

**  Other financial instruments include forward currency contracts and futures contracts.

25

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Fund held no investments or other financial instruments at either February 29, 2008 or August 31, 2008, whose fair value was determined using Level 3 inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. They expose the Fund to risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

26

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of substantial losses if the price of the underlying instrument increases during the term of the option. Options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

27

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Fund values exchange traded options at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. The Fund values options traded over-the-counter using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. The Fund had no swap agreements outstanding at the end of the period.

28

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. The Fund had no securities on loan at August 31, 2008.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and, if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by some countries in which it invests.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

29

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,595,589,486	$309,687,229	$(807,511,514)	$(497,824,285)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State

30

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.38% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares, 0.09% for Class IV shares and 0.055% for Class VI shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.38% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company

31

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund's portion of the fee paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2008 was $26,942 and $15,548, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2008 aggregated $1,224,401,157 and $1,029,638,529, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 24.49% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund by or on behalf of this large shareholder may have a material effect on the Fund.

As of August 31, 2008, less than 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and 39.15% of the Fund's shares were held by accounts for which the Manager has investment discretion.

32

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	4,925,315	$180,009,043	11,949,449	$492,041,742
Shares issued to shareholders in reinvestment of distributions	564,924	19,568,950	1,414,279	58,116,527
Shares repurchased	(1,055,036)	(38,038,560)	(11,019,208)	(469,124,403)
Net increase (decrease)	4,435,203	$161,539,433	2,344,520	$81,033,866
	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class IV:	Shares	Amount	Shares	Amount
Shares sold	1,671,167	$62,217,117	15,988,725	$658,843,076
Shares issued to shareholders in reinvestment of distributions	506,212	17,530,126	1,206,587	49,719,301
Shares repurchased	(1,568,373)	(61,120,869)	(9,841,902)	(399,772,816)
Net increase (decrease)	609,006	$18,626,374	7,353,410	$308,789,561
	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class VI:	Shares	Amount	Shares	Amount
Shares sold	3,319,315	$128,947,408	74,361,787	$3,110,181,310
Shares issued to shareholders in reinvestment of distributions	2,196,568	76,045,177	6,180,798	253,296,700
Shares repurchased	(3,000,712)	(104,820,981)	(19,719,605)	(775,593,659)
Net increase (decrease)	2,515,171	$100,171,604	60,822,980	$2,587,884,351

33

GMO International Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one- and five-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services

34

GMO International Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering,

35

GMO International Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

36

GMO International Core Equity Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

37

GMO International Core Equity Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2008 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.53%	$1,000.00	$922.60	$2.57
2) Hypothetical	0.53%	$1,000.00	$1,022.53	$2.70
Class IV
1) Actual	0.47%	$1,000.00	$922.90	$2.28
2) Hypothetical	0.47%	$1,000.00	$1,022.84	$2.40
Class VI
1) Actual	0.44%	$1,000.00	$923.00	$2.13
2) Hypothetical	0.44%	$1,000.00	$1,022.99	$2.24

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

38

GMO International Growth Equity Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO International Growth Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	94.2%
Short-Term Investments	3.9
Forward Currency Contracts	0.3
Preferred Stocks	0.3
Rights and Warrants	0.0
Futures	(0.1)
Other	1.4
100.0%
Country Summary	% of Equity Investments
United Kingdom	23.1%
Japan	18.5
Switzerland	12.7
France	8.4
Canada	6.6
Germany	6.6
Australia	5.6
Spain	3.9
Finland	3.8
Denmark	2.7
Hong Kong	2.3
Netherlands	1.7
Singapore	1.2
Sweden	0.9
Greece	0.6
Norway	0.6
Belgium	0.2
Ireland	0.2
Italy	0.2
Austria	0.1
Portugal	0.1
100.0%

1

GMO International Growth Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2008 (Unaudited)

Industry Sector Summary	% of Equity Investments
Health Care	18.9%
Materials	13.6
Consumer Staples	13.5
Information Technology	10.0
Energy	9.8
Industrials	9.7
Consumer Discretionary	9.0
Telecommunication Services	6.4
Financials	5.6
Utilities	3.5
100.0%

2

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.2%
	Australia — 5.3%
639,442	AMP Ltd	3,785,693
85,752	Australia and New Zealand Banking Group Ltd	1,207,530
238,031	Australian Stock Exchange Ltd	7,141,618
394,414	BHP Billiton Ltd	13,852,520
772,562	Brambles Ltd	5,069,098
24,430	Cochlear Ltd	1,146,196
554,356	CSL Ltd	19,347,200
938,668	CSR Ltd	2,130,107
1,011,812	Foster's Group Ltd	4,829,203
1,100,514	Harvey Norman Holdings Ltd	3,473,011
69,587	Incitec Pivot Ltd	9,466,829
74,746	Leighton Holdings Ltd	2,949,613
40,845	Macquarie Group Ltd	1,514,594
527,404	Macquarie Infrastructure Group	982,844
288,508	Newcrest Mining Ltd *	6,765,656
452,084	Oil Search Ltd	2,309,701
212,964	Origin Energy Ltd	2,937,823
153,888	QBE Insurance Group Ltd	3,129,782
58,981	Rio Tinto Ltd	6,394,911
84,549	St George Bank	2,180,455
182,769	TABCORP Holdings Ltd	1,335,136
1,403,836	Telstra Corp Ltd	5,211,143
175,772	Westfarmers Ltd	4,608,345
366,506	Westpac Banking Corp	7,324,511
538,267	Woodside Petroleum Ltd	28,911,875
1,137,492	Woolworths Ltd	27,461,926
239,535	Worleyparsons Ltd	7,540,301
	Total Australia	183,007,621
	Austria — 0.1%
48,191	Oesterreichische Elektrizitaetswirtschafts AG Class A	3,633,583

See accompanying notes to the financial statements.

3

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Belgium — 0.2%
61,829	Belgacom SA	2,461,976
9,780	Colruyt SA	2,666,422
74,799	Fortis	1,035,690
21,044	Mobistar SA	1,558,035
	Total Belgium	7,722,123
	Canada — 6.2%
95,400	Agrium Inc	8,069,198
47,700	Bank of Nova Scotia	2,203,508
53,900	Canadian Imperial Bank of Commerce	3,257,453
237,500	Canadian National Railway Co	12,461,033
66,000	Canadian Natural Resources	5,634,055
85,800	Canadian Pacific Railway Ltd	5,234,624
111,900	Enbridge Inc	4,692,887
46,600	EnCana Corp	3,502,680
98,500	Husky Energy Inc	4,354,483
76,100	IGM Financial Inc	3,181,465
102,800	Penn West Energy Trust	3,017,777
49,300	Petro-Canada	2,179,916
525,300	Potash Corp of Saskatchewan Inc	91,405,564
276,600	Research In Motion Ltd *	33,701,019
234,400	Royal Bank of Canada	10,761,914
180,900	Shoppers Drug Mart Corp	9,438,557
48,700	Sun Life Financial Inc	1,878,193
109,000	Suncor Energy Inc	6,241,477
45,500	Teck Cominco Ltd	1,900,904
	Total Canada	213,116,707
	Denmark — 2.6%
291	AP Moller-Maersk A/S Class A	3,260,846
197	AP Moller-Maersk A/S Class B	2,203,984
22,175	D/S Norden	2,095,166
222,900	H Lundbeck A/S	5,177,892
659,700	Novo-Nordisk A/S Class B	36,825,696
287,450	Vestas Wind Systems A/S *	39,005,072
	Total Denmark	88,568,656

See accompanying notes to the financial statements.

4

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Finland — 3.6%
164,805	Alma Media Corp	2,174,544
163,381	Amer Sports Oyj Class A	2,200,049
233,762	Fortum Oyj	9,594,962
89,635	KCI Konecranes Oyj	2,958,478
198,706	Kone Oyj Class B	6,154,248
3,228,274	Nokia Oyj	80,827,616
335,092	Nokian Renkaat Oyj	11,933,510
153,421	Outokumpu Oyj	3,673,785
33,897	Outotec Oyj	1,539,861
187,475	YIT Oyj	2,916,171
	Total Finland	123,973,224
	France — 7.9%
70,889	Air Liquide SA	8,610,199
107,636	Alstom	10,933,903
728,511	Arcelor Mittal	57,153,120
13,717	BNP Paribas	1,230,485
78,684	Carrefour SA	4,159,226
63,077	Credit Agricole SA	1,337,282
54,092	Dassault Systemes SA	3,269,184
68,842	Electricite de France	5,887,655
154,801	Essilor International SA	8,235,061
221,572	Groupe Danone	15,445,028
63,085	Hermes International	8,958,932
148,636	L'Oreal SA	14,753,546
16,950	Lafarge SA	2,044,817
41,580	LVMH Moet Hennessy Louis Vuitton SA	4,415,718
28,972	Neopost SA	3,020,494
525,461	Sanofi-Aventis	37,279,099
14,420	Societe Generale	1,390,989
967,145	Total SA	69,475,980
49,635	UbiSoft Entertainment SA *	4,629,940
129,236	Veolia Environnement	6,931,788
18,447	Wendel Investissement	2,033,906
	Total France	271,196,352

See accompanying notes to the financial statements.

5

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Germany — 5.9%
154,460	Adidas AG	9,022,146
311,062	Aixtron AG	3,251,584
9,534	Allianz SE (Registered)	1,589,372
69,018	BASF AG	3,982,943
106,132	Beiersdorf AG (Bearer)	6,178,245
25,082	Bilfinger & Berger AG	1,760,424
17,641	Deutsche Bank AG (Registered)	1,497,935
261,861	Deutsche Boerse AG	24,544,531
314,499	E.ON AG	18,334,409
85,205	Gildemeister AG	2,039,050
44,114	Hannover Rueckversicherungs AG (Registered)	1,871,259
233,213	K&S AG	27,958,975
50,688	Kloeckner & Co AG	2,000,779
67,025	Linde AG	8,410,111
16,501	MAN AG	1,611,307
9,958	Muenchener Rueckversicherungs AG (Registered)	1,544,155
79,836	Norddeutsche Affinerie AG	3,678,905
10,739	Puma AG Rudolf Dassler Sport	3,377,717
60,608	Q-Cells AG *	6,067,673
126,499	Qiagen NV *	2,675,401
27,309	RWE AG	2,941,110
17,742	Salzgitter AG	2,716,831
926,559	SAP AG	51,907,909
104,363	SGL Carbon AG *	6,246,500
36,024	Solarworld AG	1,850,709
45,222	Stada Arzneimittel AG	2,472,661
12,768	Wacker-Chemie AG	2,335,004
	Total Germany	201,867,645
	Greece — 0.6%
91,422	Alpha Bank A.E.	2,326,309
183,788	Coca Cola Hellenic Bottling Co SA	4,526,323
81,470	EFG Eurobank Ergasias	1,638,902

See accompanying notes to the financial statements.

6

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Greece — continued
98,141	National Bank of Greece SA	4,326,143
167,634	OPAP SA	5,870,583
91,752	Piraeus Bank SA	2,472,986
	Total Greece	21,161,246
	Hong Kong — 2.1%
448,600	Bank of East Asia Ltd	1,773,299
1,721,500	CLP Holdings Ltd	13,965,599
1,009,200	Esprit Holdings Ltd	8,331,221
630,100	Hang Seng Bank Ltd	12,427,638
3,579,400	Hong Kong & China Gas	8,031,017
92,800	Hong Kong Aircraft Engineering Co Ltd	1,033,253
1,618,000	Hong Kong Electric Holdings Ltd	10,273,075
425,931	Hong Kong Exchanges and Clearing Ltd	5,501,962
1,480,000	Li & Fung Ltd	4,500,360
4,242,000	PCCW Ltd	2,654,036
208,000	Sun Hung Kai Properties Ltd	2,836,175
212,500	Swire Pacific Ltd Class A	2,122,590
	Total Hong Kong	73,450,225
	Ireland — 0.2%
338,168	Bank of Ireland	2,710,791
52,806	DCC Plc	1,277,348
64,710	Kerry Group Plc	1,754,881
	Total Ireland	5,743,020
	Italy — 0.2%
659,173	A2A SPA	2,060,278
76,985	Banco Popolare Scarl	1,466,458
145,729	Bulgari SPA	1,490,342
76,985	ENI SPA	2,497,190
	Total Italy	7,514,268

See accompanying notes to the financial statements.

7

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Japan — 17.5%
167,900	Aisin Seiki Co Ltd	4,420,166
316,400	Astellas Pharma Inc	14,251,227
836,050	Canon Inc	37,491,623
605	Central Japan Railway Co	6,284,661
418,000	Cosmo Oil Co Ltd	1,220,862
263,000	Daiichi Chuo Kisen Kaisha	1,564,836
267,400	Daiichi Sankyo Co Ltd	8,044,714
291,800	Daikin Industries Ltd	9,836,120
599	DeNa Co Ltd	2,922,451
115,100	Denso Corp	2,983,795
773	East Japan Railway Co	6,148,494
160,000	Eisai Co Ltd	6,363,024
126,900	Fanuc Ltd	9,441,157
90,800	Fast Retailing Co Ltd	9,164,996
44,300	Hirose Electric Co Ltd	4,296,790
63,400	Hisamitsu Pharmaceutical Co Inc	2,816,004
236,000	Hitachi Metals Ltd	3,504,276
95,100	Hokkaido Electric Power	2,125,042
621,000	Honda Motor Co Ltd	20,168,630
455,400	Hoya Corp	9,283,387
51,600	Ibiden Co Ltd	1,521,833
893	INPEX Holdings Inc	9,724,037
85,300	Ito En Ltd	1,305,366
411,000	Japan Steel Works Ltd (The)	7,078,221
1,730	Japan Tobacco Inc	8,210,426
126,000	JFE Holdings Inc	5,324,760
579,000	Kao Corp	16,393,231
193,000	Kawasaki Kisen Kaisha Ltd	1,368,320
52,300	Keyence Corp	10,579,286
222,700	Komatsu Ltd	4,661,000
390,000	Konica Minolta Holdings Inc	5,375,294
447,000	Marubeni Corp	2,765,757
2,600,000	Matsushita Electric Industrial Co Ltd	53,440,005
585,000	Mazda Motor Corp	3,113,856

See accompanying notes to the financial statements.

8

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
1,128,000	Mitsubishi Corp	30,985,119
131,000	Mitsubishi Estate Co Ltd	2,893,645
74,000	Mitsui & Co	1,261,652
337,000	Mitsui OSK Lines Ltd	3,994,149
571,000	Mitsui Trust Holding Inc	3,148,029
1,104	Mizuho Financial Group Inc	4,699,626
71,300	Murata Manufacturing Co Ltd	3,133,053
148,000	NGK Insulators Ltd	1,776,223
241,000	Nikon Corp	7,821,939
81,400	Nintendo Co Ltd	38,214,035
171,000	Nippon Denko Co Ltd	1,471,626
205,000	Nippon Electric Glass Co Ltd	2,734,495
382,500	Nippon Mining Holdings Inc	2,124,631
241,000	Nippon Oil Corp	1,503,095
528,000	Nippon Yusen KK	4,213,576
52,900	Nissha Printing Co Ltd	2,856,995
98,900	Nitto Denko Corp	2,968,719
144,000	Nomura Research Institute	3,267,586
592	NTT Data Corp	2,429,911
3,294	NTT Docomo Inc	5,191,403
178,000	Olympus Corp	5,783,181
36,100	Ono Pharmaceutical Co Ltd	1,890,304
7,270	ORIX Corp	885,647
325,000	Osaka Gas Co Ltd	1,182,460
5,948	Rakuten Inc	3,312,958
2,492	Resona Holdings Inc	2,900,473
38,000	Rohm Co Ltd	2,187,776
74,600	Sankyo Co Ltd Gunma	3,532,202
8,714	SBI Holdings Inc	1,562,641
64,100	Secom Co	2,952,838
122,900	Sega Sammy Holdings Inc	1,165,698
611,800	Seven & I Holdings Co Ltd	17,820,239
27,200	Shimamura Co	1,523,279
387,700	Shin-Etsu Chemical Co Ltd	21,567,823

See accompanying notes to the financial statements.

9

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
120,000	Shionogi and Co Ltd	2,705,268
225,000	Shiseido Co Ltd	5,268,097
449,000	Sojitz Corp	1,281,116
74,800	SUMCO Corp	1,481,833
1,262,000	Sumitomo Metal Industries Ltd	5,574,955
816,200	Takeda Pharmaceutical Co Ltd	42,638,523
270,400	Terumo Corp	15,042,986
58,600	Tokyo Electron Ltd	3,315,446
620,000	Toshiba Corp	3,458,259
110,900	Toyoda Gosei Co Ltd	2,471,393
90,800	Toyota Motor Corp	4,051,350
61,700	Toyota Tsusho Kaisha	1,055,008
73,000	Trend Micro Inc	2,470,567
42,800	Uni-Charm Corp	3,184,097
24,923	Yahoo Japan Corp	9,551,759
84,900	Yamada Denki Co Ltd	6,099,327
	Total Japan	597,800,657
	Netherlands — 1.6%
49,272	Boskalis Westminster	2,910,282
47,889	Fugro NV	3,693,236
235,511	Heineken NV (a)	11,041,452
51,700	ING Groep NV	1,610,676
534,509	Koninklijke KPN NV	9,069,103
220,429	Reed Elsevier NV	3,685,599
87,278	TomTom NV *	2,155,727
706,501	Unilever NV	19,494,386
	Total Netherlands	53,660,461
	Norway — 0.6%
43,100	Frontline Ltd	2,578,465
96,300	Seadrill Ltd	2,628,072
318,400	StatoilHydro ASA	9,767,058
63,380	Yara International ASA	3,924,327
	Total Norway	18,897,922

See accompanying notes to the financial statements.

10

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Portugal — 0.1%
357,111	Portugal Telecom SA	3,731,004
	Singapore — 1.2%
660,000	Keppel Corp Ltd	4,583,415
1,471,000	Keppel Land Ltd	3,995,643
513,000	Sembcorp Industries Ltd	1,489,096
1,045,000	SembCorp Marine Ltd	2,769,705
401,000	Singapore Exchange Ltd	1,770,733
1,606,000	Singapore Press Holdings Ltd	4,645,562
2,318,000	Singapore Technologies Engineering Ltd	4,578,911
6,682,500	Singapore Telecommunications	16,492,979
	Total Singapore	40,326,044
	Spain — 3.7%
80,531	Abertis Infraestructuras SA	1,663,383
105,737	Banco Popular Espanol SA	1,117,371
83,022	Gas Natural SDG SA	3,846,253
327,418	Iberdrola SA	3,945,165
203,199	Inditex SA	9,450,136
104,344	Red Electrica de Espana	6,156,302
4,015,092	Telefonica SA	99,206,885
	Total Spain	125,385,495
	Sweden — 0.8%
364,850	Hennes & Mauritz AB Class B	18,080,394
118,600	Investor AB Class B	2,497,101
83,600	Kinnevik Investment AB Class B	1,240,135
212,400	Sandvik AB	2,632,332
120,000	Swedish Match AB	2,366,281
32,900	Vostok Gas Ltd *	1,749,982
	Total Sweden	28,566,225

See accompanying notes to the financial statements.

11

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Switzerland — 12.0%
1,502,290	ABB Ltd *	36,847,750
245,367	CIE Financiere Richemont SA Class A	14,276,654
29,331	Credit Suisse Group	1,360,451
26,545	Geberit AG (Registered)	3,863,673
2,664,783	Nestle SA (Registered)	117,409,204
1,848,364	Novartis AG (Registered)	102,969,729
444,164	Roche Holding AG (Non Voting)	74,743,223
2,872	SGS SA (Registered)	3,679,955
19,477	Swatch Group AG	4,577,687
11,174	Swisscom AG (Registered)	3,580,531
116,500	Syngenta AG (Registered)	31,258,067
69,917	Synthes Inc	9,675,055
200,259	UBS AG (Registered) *	4,352,848
4,368	Zurich Financial Services AG	1,140,338
	Total Switzerland	409,735,165
	United Kingdom — 21.8%
399,447	3i Group Plc	6,674,713
525,373	Antofagasta Plc	5,905,223
731,819	AstraZeneca Plc	35,677,597
136,811	Aviva Plc	1,277,080
345,952	BAE Systems Plc	3,019,339
206,301	Barclays Plc	1,320,106
5,850,807	BG Group Plc	129,778,799
227,914	BHP Billiton Plc	7,098,597
936,507	British American Tobacco Plc	31,639,098
378,535	British Sky Broadcasting Plc	3,207,247
716,082	BT Group Plc	2,247,483
174,643	Bunzl Plc	2,270,108
578,429	Burberry Group Plc	4,708,270
455,439	Cadbury Plc	5,226,671
443,103	Capita Group Plc	5,701,062
715,776	Centrica Plc	4,260,929
884,104	Cobham Plc	3,695,696

See accompanying notes to the financial statements.

12

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
207,227	Daily Mail & General Trust Plc	1,399,012
2,433,194	Diageo Plc	44,938,499
1,871,317	DSG International Plc	1,681,346
211,950	Enterprise Inns Plc (Ordinary Shares)	1,166,052
7,099,684	GlaxoSmithKline Plc	167,061,287
234,071	HBOS Plc	1,339,806
186,786	HSBC Holdings Plc	2,939,014
244,926	ICAP Plc	2,108,959
424,438	Imperial Tobacco Group Plc	13,994,060
44,013	Kazakhmys Plc	1,032,821
87,487	London Stock Exchange	1,257,211
331,063	Man Group Plc	3,411,462
475,307	Marks & Spencer Group Plc	2,265,151
154,567	Next Plc	2,982,406
105,242	Persimmon Plc	712,380
274,716	Petrofac Ltd	3,258,385
167,752	Prudential Plc	1,665,896
632,817	Reckitt Benckiser Group Plc	31,991,668
913,575	Reed Elsevier Plc	10,441,328
751,958	Rio Tinto Plc	71,382,427
309,526	Royal Bank of Scotland Group	1,316,437
39,509	Royal Dutch Shell Plc B Shares (London)	1,358,573
454,648	Sage Group Plc	1,733,507
409,857	Scottish & Southern Energy Plc	10,795,335
492,089	Smith & Nephew Plc	5,905,249
132,870	Smiths Group Plc	2,762,702
605,393	Tesco Plc	4,196,213
96,877	Thomson Reuters Plc	2,706,188
242,671	Travis Perkins Plc	2,955,271
340,273	Tullow Oil Plc	5,100,266
261,232	Unilever Plc	7,006,802
79,518	United Utilities Group Plc	1,034,649
173,972	Vedanta Resources Plc	5,744,178
21,629,573	Vodafone Group Inc	55,273,366

See accompanying notes to the financial statements.

13

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	United Kingdom — continued
331,173	William Hill Plc	1,703,642
245,966	Wolseley Plc	1,984,617
276,322	Xstrata Plc	15,405,820
	Total United Kingdom	747,720,003
	TOTAL COMMON STOCKS (COST $3,384,316,468)	3,226,777,646
	PREFERRED STOCKS — 0.3%
	Germany — 0.3%
33,054	Fresenius SE (Non Voting) 1.19%	2,704,804
11,295	Porsche AG (Non Voting) 0.71%	1,602,500
41,027	Volkswagen AG 1.73%	6,324,149
	Total Germany	10,631,453
	TOTAL PREFERRED STOCKS (COST $5,723,737)	10,631,453
	RIGHTS AND WARRANTS — 0.0%
	Australia — 0.0%
5,339	Leighton Holdings Rights, Expires 09/11/08 *	51,164
	TOTAL RIGHTS AND WARRANTS (COST $34,155)	51,164
	SHORT-TERM INVESTMENTS — 3.9%
10,868,000	Bank of New York Mellon Institutional Cash Reserves Fund (b)	10,868,000
124,300,000	HBOS Treasury Services Time Deposit, 2.05%, due 09/02/08	124,300,000
	TOTAL SHORT-TERM INVESTMENTS (COST $135,168,000)	135,168,000
	TOTAL INVESTMENTS — 98.4% (Cost $3,525,242,360)	3,372,628,263
	Other Assets and Liabilities (net) — 1.6%	53,343,077
	TOTAL NET ASSETS — 100.0%	$3,425,971,340

See accompanying notes to the financial statements.

14

GMO International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

A summary of outstanding financial instruments at August 31, 2008 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
11/21/08	CHF	17,870,458	$16,241,737	$(23,801)
11/21/08	CHF	18,411,987	16,733,911	(33,526)
11/21/08	CHF	17,870,458	16,241,737	(37,462)
11/21/08	EUR	13,136,588	19,191,049	(27,780)
11/21/08	EUR	13,136,588	19,191,049	(19,543)
11/21/08	EUR	13,136,588	19,191,049	(29,881)
11/21/08	EUR	13,136,588	19,191,049	(58,821)
11/21/08	EUR	13,136,588	19,191,049	(16,679)
11/21/08	JPY	4,696,098,771	43,348,230	529,914
11/21/08	JPY	4,696,098,771	43,348,230	534,208
11/21/08	JPY	4,696,098,771	43,348,230	491,620
11/21/08	JPY	4,696,098,771	43,348,230	517,417
11/21/08	JPY	4,696,098,771	43,348,230	548,178
11/21/08	JPY	4,696,098,771	43,348,230	528,196
11/21/08	JPY	4,696,098,771	43,348,230	533,818
11/21/08	NOK	56,583,058	10,351,983	(6,661)
11/21/08	NOK	56,583,058	10,351,983	(4,119)
11/21/08	NOK	58,297,696	10,665,679	13,223
11/21/08	NZD	5,354,339	3,704,243	(65,875)
11/21/08	NZD	5,516,591	3,816,493	(66,305)
11/21/08	NZD	5,354,339	3,704,243	(59,536)
11/21/08	SEK	147,939,989	22,823,057	(341,581)
11/21/08	SEK	147,939,989	22,823,057	(304,491)
11/21/08	SEK	147,939,989	22,823,057	(317,714)
11/21/08	SEK	147,939,989	22,823,057	(309,192)
11/21/08	SEK	147,939,989	22,823,057	(339,615)
11/21/08	SEK	147,939,989	22,823,057	(298,339)
11/21/08	SEK	147,939,989	22,823,057	(343,714)
11/21/08	SGD	22,504,022	15,934,091	(55,693)
11/21/08	SGD	22,504,022	15,934,091	(56,261)
11/21/08	SGD	22,504,022	15,934,091	(44,510)
11/21/08	SGD	22,504,022	15,934,091	(50,015)
			$714,702,627	$785,460

See accompanying notes to the financial statements.

15

GMO International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales
11/21/08	AUD	23,226,824	$19,755,350	$295,833
11/21/08	AUD	23,226,824	19,755,351	287,772
11/21/08	AUD	23,226,824	19,755,351	291,048
11/21/08	AUD	23,226,824	19,755,351	291,257
11/21/08	AUD	23,226,824	19,755,351	277,088
11/21/08	AUD	23,226,824	19,755,351	221,762
11/21/08	AUD	23,226,824	19,755,351	285,450
11/21/08	CAD	15,642,330	14,719,214	39,525
11/21/08	CAD	15,642,330	14,719,214	40,625
11/21/08	CAD	15,642,330	14,719,214	39,650
11/21/08	CAD	15,642,330	14,719,214	28,796
11/21/08	CAD	15,642,330	14,719,214	48,289
11/21/08	CAD	15,642,330	14,719,214	(4,486)
11/21/08	CAD	15,642,330	14,719,214	43,550
11/21/08	CHF	22,947,008	20,855,608	817,048
11/21/08	CHF	22,947,008	20,855,608	765,405
11/21/08	DKK	100,101,458	19,603,892	46,647
11/21/08	DKK	100,101,458	19,603,892	29,620
11/21/08	DKK	100,101,458	19,603,892	24,615
11/21/08	DKK	100,101,458	19,603,892	43,107
11/21/08	GBP	10,813,424	19,597,936	458,835
11/21/08	GBP	10,813,424	19,597,936	452,531
11/21/08	GBP	10,813,424	19,597,936	446,540
11/21/08	GBP	10,813,424	19,597,936	435,229
11/21/08	GBP	10,813,424	19,597,936	449,395
11/21/08	GBP	10,813,424	19,597,936	441,339
11/21/08	GBP	10,813,424	19,597,936	450,909
11/21/08	HKD	140,592,035	18,041,107	(14,988)
11/21/08	HKD	140,592,035	18,041,107	(14,985)
11/21/08	HKD	144,852,400	18,587,808	(16,987)
11/21/08	JPY	1,656,394,000	15,289,659	(25,465)
11/21/08	NOK	207,894,440	38,034,701	1,419,200
11/21/08	NOK	34,649,074	6,339,117	232,792
11/21/08	NOK	17,324,537	3,169,559	37,887
			$616,137,348	$8,664,833

See accompanying notes to the financial statements.

16

GMO International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
391	DAX	September 2008	$92,302,073	$(4,958,402)
455	E-Mini MSCI EAFE	September 2008	41,063,750	697,515
668	MSCI Singapore	September 2008	32,008,186	469,590
			$165,374,009	$(3,791,297)
Sales
102	S&P Toronto 60	September 2008	$15,802,411	$1,386,652
32	S&P/MIB	September 2008	6,767,912	216,766
197	SPI 200	September 2008	21,754,478	(466,905)
			$44,324,801	$1,136,513

As of August 31, 2008, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*  Non income-producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral (Note 2).

As of August 31, 2008, 88.27% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc DKK - Danish Krone EUR - Euro GBP - British Pound	HKD - Hong Kong Dollar JPY - Japanese Yen NOK - Norwegian Krone NZD - New Zealand Dollar SEK - Swedish Krona SGD - Singapore Dollar

See accompanying notes to the financial statements.

17

GMO International Growth Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments at value, including securities on loan of $10,314,257 (cost $3,525,242,360) (Note 2)	$3,372,628,263
Cash	69,838
Foreign currency, at value (cost $1,668,445) (Note 2)	1,664,058
Receivable for Fund shares sold	21,220,168
Dividends and interest receivable	5,189,814
Foreign taxes receivable	1,956,116
Unrealized appreciation on open forward currency contracts (Note 2)	12,438,318
Receivable for collateral on open futures contracts (Note 2)	26,908,000
Receivable for expenses reimbursed by Manager (Note 3)	170,923
Total assets	3,442,245,498
Liabilities:
Collateral on securities loaned, at value (Note 2)	10,868,000
Payable to affiliate for (Note 3):
Management fee	1,446,178
Shareholder service fee	308,111
Trustees and Chief Compliance Officer of GMO Trust fees	7,407
Unrealized depreciation on open forward currency contracts (Note 2)	2,988,025
Payable for variation margin on open futures contracts (Note 2)	4,154
Accrued expenses	652,283
Total liabilities	16,274,158
Net assets	$3,425,971,340

See accompanying notes to the financial statements.

18

GMO International Growth Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$3,589,952,369
Accumulated undistributed net investment income	35,484,755
Accumulated net realized loss	(53,385,919)
Net unrealized depreciation	(146,079,865)
$3,425,971,340
Net assets attributable to:
Class III shares	$934,023,605
Class IV shares	$2,491,947,735
Shares outstanding:
Class III	38,840,239
Class IV	103,528,814
Net asset value per share:
Class III	$24.05
Class IV	$24.07

See accompanying notes to the financial statements.

19

GMO International Growth Equity Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $5,868,418)	$58,673,448
Securities lending income	1,958,249
Interest	1,275,095
Total investment income	61,906,792
Expenses:
Management fee (Note 3)	9,171,172
Shareholder service fee – Class III (Note 3)	729,902
Shareholder service fee – Class IV (Note 3)	1,169,831
Custodian and fund accounting agent fees	951,280
Transfer agent fees	22,724
Audit and tax fees	39,928
Legal fees	41,308
Trustees fees and related expenses (Note 3)	18,882
Registration fees	1,472
Miscellaneous	29,624
Total expenses	12,176,123
Fees and expenses reimbursed by Manager (Note 3)	(1,075,973)
Expense reductions (Note 2)	(3,463)
Net expenses	11,096,687
Net investment income (loss)	50,810,105
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(20,331,604)
Closed futures contracts	(27,483,207)
Foreign currency, forward contracts and foreign currency related transactions	(1,920,204)
Net realized gain (loss)	(49,735,015)
Change in net unrealized appreciation (depreciation) on:
Investments	(295,467,965)
Open futures contracts	15,884,754
Foreign currency, forward contracts and foreign currency related transactions	(3,440,981)
Net unrealized gain (loss)	(283,024,192)
Net realized and unrealized gain (loss)	(332,759,207)
Net increase (decrease) in net assets resulting from operations	$(281,949,102)

See accompanying notes to the financial statements.

20

GMO International Growth Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$50,810,105	$88,762,173
Net realized gain (loss)	(49,735,015)	588,918,771
Change in net unrealized appreciation (depreciation)	(283,024,192)	(429,914,938)
Net increase (decrease) in net assets from operations	(281,949,102)	247,766,006
Distributions to shareholders from:
Net investment income
Class III	(19,442,503)	(12,574,532)
Class IV	(51,296,613)	(33,113,153)
Total distributions from net investment income	(70,739,116)	(45,687,685)
Net realized gains
Class III	(33,779,254)	(165,474,422)
Class IV	(88,650,878)	(436,843,880)
Total distributions from net realized gains	(122,430,132)	(602,318,302)
	(193,169,248)	(648,005,987)
Net share transactions (Note 7):
Class III	46,596,559	195,928,030
Class IV	319,800,100	(76,118,558)
Increase (decrease) in net assets resulting from net share transactions	366,396,659	119,809,472
Total increase (decrease) in net assets	(108,721,691)	(280,430,509)
Net assets:
Beginning of period	3,534,693,031	3,815,123,540
End of period (including accumulated undistributed net investment income of $35,484,755 and $55,413,766, respectively)	$3,425,971,340	$3,534,693,031

See accompanying notes to the financial statements.

21

GMO International Growth Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004
Net assets value, beginning of period	$27.68		$31.37		$29.90	$27.22	$23.67	$16.83
Income (loss) from investment operations:
Net investment income (loss)†	0.38		0.69		0.77	0.53	0.40	0.29
Net realized and unrealized gain (loss)	(2.51)		1.28		4.80	3.57	3.94	6.81
Total from investment operations	(2.13)		1.97		5.57	4.10	4.34	7.10
Less distributions to shareholders:
From net investment income	(0.55)		(0.40)		(0.49)	(0.10)	(0.33)	(0.26)
From net realized gains	(0.95)		(5.26)		(3.61)	(1.32)	(0.46)	—
Total distributions	(1.50)		(5.66)		(4.10)	(1.42)	(0.79)	(0.26)
Net asset value, end of period	$24.05		$27.68		$31.37	$29.90	$27.22	$23.67
Total Return(a)	(7.89	)%**	5.04%		19.21%	15.54%	18.66%	42.33%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$934,024		$1,018,040		$950,332	$3,119,919	$1,653,053	$565,104
Net expenses to average daily net assets	0.67	%(b)*	0.67	%(b)	0.67%	0.68%	0.69%	0.69%
Net investment income to average daily net assets	2.80	%*	2.13%		2.46%	1.89%	1.64%	1.38%
Portfolio turnover rate	34	%**	92%		74%	57%	52%	63%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.06	%*	0.05%		0.05%	0.08%	0.09%	0.16%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions (Note 2).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

22

GMO International Growth Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007(a)
Net asset value, beginning of period	$27.70		$31.38		$29.92
Income (loss) from investment operations:
Net investment income (loss)†	0.39		0.73		0.20
Net realized and unrealized gain (loss)	(2.52)		1.26		4.48
Total from investment operations	(2.13)		1.99		4.68
Less distributions to shareholders:
From net investment income	(0.55)		(0.41)		(0.50)
From net realized gains	(0.95)		(5.26)		(2.72)
Total distributions	(1.50)		(5.67)		(3.22)
Net asset value, end of period	$24.07		$27.70		$31.38
Total Return(b)	(7.88	)%**	5.11%		15.79	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,491,948		$2,516,653		$2,864,791
Net expenses to average daily net assets	0.60	%(c)*	0.61	%(c)	0.61	%*
Net investment income to average daily net assets	2.86	%*	2.24%		1.01	%*
Portfolio turnover rate	34	%**	92%		74	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.06	%*	0.05%		0.05	%*

(a)  Period from July 12, 2006 (commencement of operations) through February 28, 2007.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions (Note 2).

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

23

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO International Growth Equity Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming the S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Index. The Fund typically makes equity investments in companies from developed countries, other than the U.S.

Throughout the period ended August 31, 2008, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different level of shareholder service fees.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange

24

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities using fair value prices supplied by a third party vendor based on models to the extent that these fair value prices are available.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$337,416,707	$4,434,581
Level 2 - Other Significant Observable Inputs	3,035,211,556	12,438,318
Level 3 - Significant Unobservable Inputs	—	—
Total	$3,372,628,263	$16,872,899

*  Other financial instruments include foreign currency, forward currency contracts and futures contracts.

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$—	$(5,425,307)
Level 2 - Other Significant Observable Inputs	—	(2,988,025)
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$(8,413,332)

**  Other financial instruments include forward currency contracts and futures contracts.

25

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Fund held no investments or other financial instruments at either February 29, 2008 or August 31, 2008, whose fair value was determined using Level 3 inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. They expose the Fund to risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

26

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of substantial losses if the price of the underlying instrument increases during the term of the option. Options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

27

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Fund values exchange traded options at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. The Fund values options traded over-the-counter using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. The Fund had no swap agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the

28

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2008, the Fund had loaned securities valued by the Fund at $10,314,257, collateralized by cash in the amount of $10,868,000, which was invested in the Bank of New York Mellon Institutional Cash Reserves Fund.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and, if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by some countries in which it invests.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

29

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,528,497,903	$198,250,157	$(354,119,797)	$(155,869,640)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances

30

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

the Fund maintains with each agent. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

Effective June 30, 2008, GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.50% of average daily net assets. For the period from March 1, 2008 through June 29, 2008, the management fee rate was 0.52% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.09% for Class IV shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.50% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with

31

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund's portion of the fee paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $17,410 and $10,028, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2008 aggregated $1,355,114,540 and $1,146,970,224, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 41.76% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. One of the shareholders is another fund of the Trust. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008, less than 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and 96.37% of the Fund's shares were held by accounts for which the Manager has investment discretion.

32

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	5,055,920	$134,432,270	6,367,909	$201,027,055
Shares issued to shareholders in reinvestment of distributions	1,990,138	49,435,033	5,685,508	173,931,678
Shares repurchased	(4,984,026)	(137,270,744)	(5,568,633)	(179,030,703)
Net increase (decrease)	2,062,032	$46,596,559	6,484,784	$195,928,030
	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class IV:	Shares	Amount	Shares	Amount
Shares sold	17,769,634	$466,519,706	20,701,601	$636,413,259
Shares issued to shareholders in reinvestment of distributions	5,602,881	139,287,622	15,300,242	469,510,148
Shares repurchased	(10,699,574)	(286,007,228)	(36,433,738)	(1,182,041,965)
Net increase (decrease)	12,672,941	$319,800,100	(431,895)	$(76,118,558)

33

GMO International Growth Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one- and five-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement, including the fact that the fees payable under the agreement were being reduced in connection with the renewal of the agreement. The Trustees considered information prepared by

34

GMO International Growth Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered

35

GMO International Growth Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

36

GMO International Growth Equity Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.67%	$1,000.00	$921.10	$3.24
2) Hypothetical	0.67%	$1,000.00	$1,021.83	$3.41
Class IV
1) Actual	0.60%	$1,000.00	$921.20	$2.91
2) Hypothetical	0.60%	$1,000.00	$1,022.18	$3.06

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

37

GMO International Small Companies Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO International Small Companies Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	93.7%
Short-Term Investments	4.7
Preferred Stocks	0.4
Futures	0.1
Forward Currency Contracts	0.0
Rights and Warrants	0.0
Other	1.1
100.0%
Country Summary	% of Equity Investments
Japan	29.1%
United Kingdom	18.2
Germany	8.0
Canada	7.4
Australia	6.3
France	5.4
Sweden	4.6
Netherlands	3.7
Singapore	3.2
Switzerland	2.7
Italy	2.6
Belgium	2.1
Ireland	1.4
Finland	1.1
Hong Kong	1.1
Greece	1.0
Norway	0.7
Austria	0.5
New Zealand	0.4
Portugal	0.4
Spain	0.1
India	0.0
100.0%

1

GMO International Small Companies Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2008 (Unaudited)

Industry Sector Summary	% of Equity Investments
Industrials	22.0%
Consumer Discretionary	17.4
Financials	13.2
Materials	11.3
Energy	9.8
Information Technology	9.3
Health Care	7.4
Consumer Staples	6.7
Utilities	2.2
Telecommunication Services	0.7
100.0%

2

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.7%
	Australia — 5.9%
105,109	Aquarius Platinum Ltd	958,784
251,627	Boral Ltd	1,382,473
98,399	Cabcharge Australia Ltd	581,200
335,554	Centennial Coal Co Ltd	1,634,389
31,614	Cochlear Ltd	1,483,252
1,687,677	Commonwealth Property Office Fund	2,006,574
939,440	CSR Ltd	2,131,859
464,953	Downer Edi Ltd	2,941,552
70,552	Flight Centre Ltd	1,148,587
349,915	Gunns Ltd	503,291
27,052	Incitec Pivot Ltd	3,680,237
839,394	ING Industrial Fund Unit	1,142,448
863,144	ING Office Fund	1,061,595
89,779	MacArthur Coal Ltd	1,025,656
527,939	Macmahon Holdings Ltd	789,856
857,701	Macquarie CountryWide Trust	760,371
2,079,135	Macquarie DDR Trust	618,803
3,045,429	Macquarie Office Trust	2,698,009
333,680	MFS Ltd	283,666
727,762	Mount Gibson Iron Ltd *	1,489,519
1,105,714	Pan Australian Resources Ltd *	817,404
881,996	PaperlinX Ltd	1,466,268
293,109	Queensland Gas Co Ltd *	1,060,507
48,922	Sims Group Ltd	1,434,102
564,516	Tishman Speyer Office Fund	538,072
164,194	West Australian Newspapers Holdings Ltd	1,275,567
	Total Australia	34,914,041
	Austria — 0.5%
16,762	Flughafen Wien AG	1,359,573
19,232	Mayr-Melnhof Karton AG (Bearer)	1,514,761
	Total Austria	2,874,334

See accompanying notes to the financial statements.

3

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Belgium — 2.0%
12,157	Bekaert NV	2,119,973
6,886	Cofinimmo SA	1,246,968
81,888	Euronav SA	3,464,154
14,703	EVS Broadcast Equipment SA	1,270,620
30,361	GIMV NV	1,845,137
30,081	Tessenderlo Chemie	1,663,325
	Total Belgium	11,610,177
	Canada — 7.0%
100,100	Ace Aviation Holdings Inc Class A *	1,038,898
98,900	Advantage Energy Income Fund	1,129,833
73,300	Baytex Trust	2,243,596
105,300	Biovail Corp	1,150,386
200,500	CGI Group Inc *	2,188,543
69,400	Crescent Point Energy Trust	2,564,754
130,900	Daylight Resources Trust	1,602,656
30,800	Dorel Industries Inc Class B	980,158
96,500	Fairborne Energy Ltd	1,234,197
99,600	Gerdau Ameristeel Corp	1,407,045
110,800	Hudbay Minerals Inc *	1,120,731
92,100	Kingsway Financial Services Inc	815,351
50,200	Laurentian Bank of Canada	1,900,584
55,000	Linamar Corp	611,744
103,400	Methanex Corp	2,627,361
229,400	Northgate Minerals Corp *	356,480
38,200	Open Text Corp *	1,358,118
46,100	Petrobank Energy and Resources Ltd *	2,036,250
30,671	Quebecor Inc Class B	818,336
157,200	RONA Inc *	1,998,681
81,900	Rothmans Inc	2,298,568
77,700	Russel Metals Inc	2,247,285
69,700	Torstar Corp Class B	1,004,342
102,900	Transcontinental Inc	1,599,030
49,100	Trican Well Service Ltd	991,433

See accompanying notes to the financial statements.

4

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Canada — continued
114,500	Trinidad Drilling Ltd	1,380,298
109,200	TriStar Oil & Gas Ltd *	2,189,554
	Total Canada	40,894,212
	Finland — 1.0%
93,502	Amer Sports Oyj Class A	1,259,075
128,771	OKO Bank	2,078,219
45,400	Orion Oyj	854,530
93,233	Tietoenator Oyj	1,830,548
	Total Finland	6,022,372
	France — 5.1%
2,145	Areva	2,164,108
7,903	BIC SA	476,807
19,288	bioMerieux	2,098,217
5,947	Bollore	1,056,248
4,957	Casino Guichard-Perrachon SA	485,755
13,663	Ciments Francais	1,883,086
11,203	Fonciere des Regions	1,277,291
70,723	Gemalto NV *	3,022,805
22,275	Groupe Steria SCA	598,481
28,974	IMS International Metal Service	653,254
25,175	Ipsen SA	1,363,673
105,112	Maurel et Prom	2,172,742
18,671	Nexans SA	2,352,753
24,728	Rallye SA	1,123,241
44,131	Recyclex SA *	480,796
46,176	UbiSoft Entertainment SA *	4,307,285
32,128	Valeo SA	1,145,553
7,075	Vilmorin & Cie	1,077,667
9,490	Wendel Investissement	1,046,337
24,706	Zodiac SA	1,238,852
	Total France	30,024,951

See accompanying notes to the financial statements.

5

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Germany — 7.1%
169,465	Aixtron AG	1,771,447
129,703	Altana AG	2,067,191
104,029	Arques Industries AG *	1,400,051
18,981	Bechtle AG	567,656
37,362	ElringKlinger AG	859,424
69,377	Gildemeister AG	1,660,268
91,813	Hannover Rueckversicherungs AG (Registered)	3,894,590
55,694	Heidelberger Druckmaschinen	1,135,287
92,725	IKB Deutsche Industriebank AG *	319,635
9,236	K&S AG	1,107,267
33,832	Kloeckner & Co AG	1,335,432
15,021	Leonische Drahtwerke AG	667,300
61,030	Medion AG	1,055,813
132,109	Norddeutsche Affinerie AG	6,087,685
3,017	Puma AG Rudolf Dassler Sport	948,931
160,057	Qiagen NV *	3,385,138
81,803	Rhoen-Klinikum AG	2,732,247
66,631	SGL Carbon AG *	3,988,104
28,282	Stada Arzneimittel AG	1,546,411
186,560	Suedzucker AG	3,162,220
16,098	Vossloh AG	2,089,068
	Total Germany	41,781,165
	Greece — 0.9%
454,502	Alapis Holding Industrial & Commercial SA	1,133,921
28,671	Babis Vovos International *	826,237
74,742	Hellenic Exchanges SA	882,158
142,559	Hellenic Technodomiki Tev SA	1,398,192
64,743	Intralot SA	812,564
190,551	Technical Olympic SA *	167,729
	Total Greece	5,220,801

See accompanying notes to the financial statements.

6

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — 1.1%
88,000	Asia Satellite Telecommunications Holdings Ltd	124,752
201,600	Dah Sing Financial Services	1,235,302
1,199,200	HKR International Ltd	569,745
1,807,000	Pacific Basin Shipping Ltd	2,449,681
615,000	Sun Hung Kai & Co Ltd	464,769
242,000	VTech Holdings Ltd	1,443,963
	Total Hong Kong	6,288,212
	India — 0.0%
5,500	Bajaj Auto Ltd *	73,634
5,500	Bajaj Financial Service Ltd	67,262
	Total India	140,896
	Ireland — 1.3%
199,914	DCC Plc	4,835,810
809,872	Fyffes Plc	415,724
354,416	Grafton Group Plc *	1,986,090
752,380	Total Produce Ltd	605,423
	Total Ireland	7,843,047
	Italy — 2.5%
142,687	Benetton Group SPA	1,496,597
1,400,808	Beni Stabili SPA	1,517,864
177,554	Bulgari SPA	1,815,810
65,697	Buzzi Unicem SPA	1,300,688
305,053	Cementir SPA	1,805,283
64,019	ERG SPA	1,299,934
9,208	Italmobiliare SPA	663,915
40,172	Italmobiliare SPA-RNC	2,112,236
341,277	Milano Assicurazioni SPA	1,738,528
42,238	Pirelli & Co Real Estate SPA	823,122
	Total Italy	14,573,977

See accompanying notes to the financial statements.

7

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Japan — 27.4%
136,200	Aderans Co Ltd	2,162,077
212,100	Alps Electric Co Ltd	1,916,962
247,800	AOC Holdings Inc	2,573,963
4,034	Asset Managers Holdings Co Ltd *	584,876
55,400	Autobacs Seven Co Ltd	1,539,527
63,900	Avex Group Holding Inc	657,434
317,000	Calsonic Kansei Corp	1,053,963
44,800	Capcom	1,369,502
724,000	Central Glass Co Ltd	2,821,900
64,400	Chiba Kogyo Bank Ltd *	774,262
188,000	COMSYS Holdings Corp	1,665,013
1,324	Creed Corp	1,241,416
1,723	CyberAgent Inc	1,646,330
432,150	Daiei Inc *	3,416,202
45,000	Daiichikosho Co Ltd	462,689
1,177,000	Daikyo Inc	1,662,158
202,000	Daio Paper Corp	1,742,047
52,800	Daiseki Co Ltd	1,708,770
376	DeNa Co Ltd	1,834,460
133,400	Don Quijote Co Ltd	2,341,460
274,600	Edion Corp	2,160,225
82,600	Foster Electric Co Ltd	1,624,201
172,800	Fuji Oil Co Ltd	1,851,929
42,800	Futaba Industrial Co Ltd	688,631
40,800	GLORY Ltd	870,418
278,100	GMO internet Inc *	1,230,235
718,000	Godo Steel	2,146,810
66,280	Goldcrest Co Ltd	1,085,605
396	Gourmet Navigator Inc	1,005,788
521,000	GS Yuasa Corp	2,664,121
36,780	Gulliver International Co Ltd	720,383
57,100	H.I.S. Co Ltd	703,661
756,000	Hanwa Co Ltd	3,380,871
428,400	Haseko Corp	434,819

See accompanying notes to the financial statements.

8

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
80,400	Hisamitsu Pharmaceutical Co Inc	3,571,084
101,100	Hitachi Capital Corp	1,530,820
118,400	Hosiden Corp	1,969,952
705,000	Ishihara Sangyo Kaisha Ltd *	1,177,063
625,000	Iwatani International Corp (a)	1,705,818
257,000	JACCS Co Ltd *	626,610
366,600	Joint Corp	641,646
87,400	Kaga Electronics Co Ltd	1,081,384
712	Kakaku.com Inc	2,068,058
150,000	Kamigumi Co Ltd	1,157,735
252,000	Kayaba Industry Co	920,457
2,205	Kenedix Inc	1,255,922
3,530	KK DaVinci Advisors *	1,143,260
24,000	Kobayashi Pharmaceutical Co Ltd	813,329
140,200	Kohnan Shoji Co Ltd	1,880,150
123,000	Koito Manufacturing Co Ltd	1,480,378
123,400	Kojima Co Ltd (a)	584,871
339,000	Kurabo Industries Ltd	574,453
358,000	Kyokuyo Co Ltd	652,280
149,000	Kyudenko Corp	967,216
1,587,525	Maruha Group Inc	2,914,108
156,000	Meiji Dairies Corp	890,824
111,500	Miraca Holdings Inc	2,486,838
410,000	Mizuho Investors Securities	427,254
192,000	Nagase & Co	1,818,201
128,000	Nidec Sankyo Corp	680,008
59,500	Nihon Kohden Corp	1,297,323
115,000	Nihon Nohyaku Co Ltd	1,043,264
87,800	Nihon Unisys Ltd	1,371,737
111,000	Nikkiso Co Ltd	681,749
191,000	Nippon Corp	1,013,701
222,000	Nippon Denko Co Ltd	1,910,532
292,000	Nippon Flour Mills Co Ltd	1,395,890
722,000	Nippon Light Metal	1,089,341

See accompanying notes to the financial statements.

9

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
158,000	Nippon Synthetic Chemical Industry Co Ltd	614,765
109,400	Nippon System Development Co Ltd	1,209,661
118,500	Nippon Yakin Koguo Co Ltd	583,436
84,000	Nipro Corp	1,533,074
471,000	Nissan Shatai Co Ltd	3,506,798
42,800	Nissha Printing Co Ltd	2,311,520
82,400	Nissin Kogyo Co Ltd	1,471,625
233,000	Ogaki Kyoritsu Bank Ltd	1,196,165
260,000	Okasan Securities Co Ltd	1,288,672
33,000	Okinawa Electric Power Co	1,753,511
320	Osaka Securities Exchange Co Ltd	1,136,641
4,152	Pacific Holdings Co *	492,346
263,000	Pacific Metals Co Ltd	1,683,086
55,240	Point Inc	1,847,025
124,900	Q.P. Corp	1,182,308
1,916	Round One Corp	1,571,101
266,000	Ryobi Ltd	878,024
53,700	Ryohin Keikaku Co Ltd	2,881,467
79,300	Ryosan Co	1,703,726
428,000	Sanken Electric Co Ltd	2,203,639
106,000	Sanki Engineering	777,170
550,000	Sankyo-Tateyama Holdings Inc	610,434
184,000	Sankyu Inc	870,888
30,700	Sawai Pharmaceuticals Co Ltd	1,354,643
141,000	Seino Holdings Co Ltd	824,432
38,100	Shima Seiki Manufacturing Ltd	886,567
73,800	Shimachu Co	1,774,587
98,500	Shinko Plantech Co Ltd	1,000,419
281,500	Showa Corp	2,002,253
210	So-net Entertainment Corp	595,435
39,900	Sugi Pharmacy Co Ltd	1,149,462
910,000	Sumitomo Light Metal Industry	974,752
267,000	Taihei Kogyo Co Ltd	872,779
592,000	TOA Corp *	690,183

See accompanying notes to the financial statements.

10

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
197,000	Toho Gas Co Ltd	1,108,562
117,800	Tokyo Steel Manufacturing Co	1,243,764
567,000	Topy Industries Ltd	1,607,744
79,000	Toshiba Plant Systems & Services Corp	716,732
137,000	Toyo Engineering Corp	714,131
51,000	Toyo Suisan Kaisha Ltd	1,271,846
463,000	Toyo Tire & Rubber Co Ltd	1,195,710
96,500	Tsumura & Co	2,689,887
114,000	Uchida Yoko Co Ltd	432,567
320,000	Uniden Corp	1,391,271
39,700	Union Tool Co	955,473
938,000	Unitika Ltd	853,455
932	Works Applications Co Ltd	1,053,582
58,200	Xebio Co Ltd	1,072,271
131,000	Yokohama Rubber Co	685,383
	Total Japan	160,990,936
	Netherlands — 3.4%
103,668	Boskalis Westminster	6,123,216
70,649	CSM	1,892,030
29,753	Koninklijke Vopak NV	1,751,836
114,136	OCE NV	1,108,223
64,476	OPG Groep NV	1,077,829
33,270	Smit International NV	2,563,529
76,817	SNS Reaal	1,276,489
26,205	Vastned NV	2,033,978
22,048	Wereldhave NV	2,458,916
	Total Netherlands	20,286,046
	New Zealand — 0.4%
941,323	Fisher & Paykel Healthcare Corp Ltd	2,069,868
	Norway — 0.6%
62,780	Frontline Ltd	3,755,824

See accompanying notes to the financial statements.

11

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Portugal — 0.4%
179,749	Jeronimo Martins SGPS SA	1,539,775
140,175	Redes Energeticas Nacionais SA	629,085
	Total Portugal	2,168,860
	Singapore — 3.0%
617,000	Ezra Holdings Ltd	781,172
818,000	Indofood Agri Resources Ltd *	630,767
648,000	Kim Eng Holdings Ltd	582,951
718,000	KS Energy Services Ltd	832,435
862,000	MobileOne Ltd	1,162,169
863,100	Pacific Century Region Developments Ltd	179,131
1,659,000	Raffles Education Corp Ltd	975,111
511,000	Singapore Airport Terminal Services Ltd	573,403
914,000	Singapore Petroleum Co	3,434,055
2,206,000	Singapore Post Ltd	1,581,663
1,477,000	SMRT Corp Ltd	1,909,713
1,080,000	Straits Asia Resources Ltd	1,921,677
610,000	Tat Hong Holdings Ltd	534,947
584,000	United Overseas Land	1,180,735
156,000	Venture Corp Ltd	1,095,682
505,000	Wheelock Properties Ltd	464,926
	Total Singapore	17,840,537
	Spain — 0.1%
13,640	Corp Financiera Alba	717,387
	Sweden — 4.3%
79,200	Axfood AB	2,487,760
79,500	Boliden AB	500,833
63,100	D Carnegie AB	790,333
102,700	Electrolux AB Series B	1,317,675
72,200	Elekta AB Class B Shares	1,532,541
108,200	Fabege AB	778,026
69,755	Getinge AB	1,589,328

See accompanying notes to the financial statements.

12

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Sweden — continued
170,217	Kinnevik Investment AB Class B	2,525,026
303,400	Kungsleden AB	2,341,166
125,700	NCC Class B	1,644,367
29,900	Oriflame Cosmetics SA SDR	1,728,456
56,900	Ratos AB Series B	1,552,645
107,000	Trelleborg AB Class B	1,854,751
86,675	Vostok Gas Ltd *	4,610,325
	Total Sweden	25,253,232
	Switzerland — 2.6%
30,349	Actelion Ltd *	1,742,071
20,232	Aryzta AG *	1,052,803
11,014	Bucher Industries AG	2,258,205
2,486	Burckhardt Compression Holding AG	638,018
107,239	Ciba Holding AG	2,641,392
136,688	Clariant AG *	1,227,616
6,679	Galenica AG	2,644,980
28,866	PSP Swiss Property AG (Registered) *	1,748,273
6,320	Swiss Steel AG (Registered)	351,772
4,223	Verwaltungs & Private Bank	820,723
	Total Switzerland	15,125,853
	United Kingdom — 17.1%
49,647	Admiral Group Plc	876,700
376,525	Aggreko Plc	4,933,405
440,543	Amlin Plc	2,323,768
718,309	Aricom Plc *	605,976
647,530	ARM Holdings Plc	1,307,946
85,357	Arriva Plc	1,231,347
78,192	Aveva Group Plc	2,086,388
520,645	BBA Aviation Plc	1,258,545
316,345	Brit Insurance Holdings Plc	1,113,914
45,222	British Energy Group Plc	603,904
32,872	Cairn Energy Plc *	1,778,477

See accompanying notes to the financial statements.

13

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
301,039	Chloride Group Plc	1,370,281
146,485	Close Brothers Group Plc	1,678,569
162,134	Dairy Crest Group Plc	1,381,204
94,895	Dana Petroleum Plc (Ordinary Shares) *	2,597,942
179,152	De La Rue Plc	2,866,542
3,137,460	Dimension Data Holdings Plc	3,015,691
449,134	Drax Group Plc	6,091,976
2,730,117	DSG International Plc	2,452,963
728,643	Electrocomponents Plc	2,289,829
184,225	Ferrexpo Plc	857,200
462,729	Game Group Plc	2,270,832
112,527	Greene King Plc	1,095,873
1,353,403	HMV Group Plc	3,255,027
183,075	Inchcape Plc	859,458
294,848	Inmarsat Plc	2,744,558
848,530	Johnston Press Plc	723,721
792,098	Kesa Electricals Plc	2,326,228
108,357	Ladbrokes Plc	445,365
243,456	LG Group Holdings Plc	1,531,631
101,471	Luminar Group Holdings Plc	441,182
203,238	Melrose Plc	598,017
251,860	Misys Plc	767,207
62,090	National Express Group Plc	1,172,722
1,456,273	Northern Foods Plc	1,724,938
174,900	PartyGaming Plc *	663,298
184,346	Pennon Group Plc	2,055,762
260,968	Petrofac Ltd	3,095,321
58,281	Premier Oil Plc *	1,333,185
92,959	Provident Financial Plc	1,534,661
29,548	Randgold Resources Ltd	1,310,194
38,882	Rotork Plc	775,051
4,578,290	Signet Group Plc	5,226,809
253,216	Smith News Plc	370,645
115,509	SSL International Plc	994,917

See accompanying notes to the financial statements.

14

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
302,193	Stagecoach Group Plc	1,754,300
275,359	Taylor Nelson Sofres Plc	1,373,002
194,994	TDG Plc	876,314
636,816	Tomkins Plc	1,720,219
259,992	Travis Perkins Plc	3,166,208
1,200,025	Trinity Mirror Plc	2,344,307
79,696	VT Group Plc	894,625
72,592	Weir Group Plc (The)	1,217,410
222,603	WH Smith Plc	1,555,648
172,621	William Hill Plc	888,008
299,138	Wood Group (John) Plc	2,593,860
3,073,669	Woolworths Group Plc	405,645
972,982	Yell Group Plc	1,906,975
	Total United Kingdom	100,735,690
	TOTAL COMMON STOCKS (COST $636,695,921)	551,132,418
	PREFERRED STOCKS — 0.4%
	Germany — 0.4%
14,778	Draegerwerk AG 1.22%	938,137
34,859	Hugo Boss AG 6.06%	1,220,612
	Total Germany	2,158,749
	TOTAL PREFERRED STOCKS (COST $2,084,634)	2,158,749
	RIGHTS AND WARRANTS — 0.0%
	Singapore — 0.0%
61,000	Tat Hong Holdings Ltd Warrants, Expires 08/02/13 *	6,242
	TOTAL RIGHTS AND WARRANTS (COST $0)	6,242

See accompanying notes to the financial statements.

15

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 4.7%
508,191	Bank of New York Mellon Institutional Cash Reserves Fund (b)	508,191
27,500,000	ING Bank Time Deposit, 2.08%, due 09/02/08	27,500,000
	TOTAL SHORT-TERM INVESTMENTS (COST $28,008,191)	28,008,191
	TOTAL INVESTMENTS — 98.8% (Cost $666,788,746)	581,305,600
	Other Assets and Liabilities (net) — 1.2%	6,823,130
	TOTAL NET ASSETS — 100.0%	$588,128,730

See accompanying notes to the financial statements.

16

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

A summary of outstanding financial instruments at August 31, 2008 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
11/21/08	AUD	1,579,925	$1,343,790	$(47,021)
11/21/08	CHF	12,715,182	11,556,315	(26,655)
11/21/08	CHF	12,341,206	11,216,423	(22,472)
11/21/08	CHF	16,412,337	14,916,509	(160,064)
11/21/08	CHF	8,371,035	7,608,096	(246,641)
11/21/08	CHF	814,226	740,017	(14,807)
11/21/08	DKK	2,575,027	504,294	(24,839)
11/21/08	DKK	2,575,026	504,294	(21,764)
11/21/08	EUR	1,446,000	2,112,440	(4,823)
11/21/08	GBP	747,000	1,353,841	(5,101)
11/21/08	JPY	968,443,471	8,939,401	109,280
11/21/08	JPY	997,790,243	9,210,292	113,504
11/21/08	JPY	968,443,471	8,939,401	106,703
11/21/08	JPY	313,718,000	2,895,834	17,819
11/21/08	NOK	4,291,272	785,097	(9,385)
11/21/08	NZD	2,101,774	1,454,051	(25,262)
11/21/08	SEK	34,753,676	5,361,533	(80,243)
11/21/08	SEK	35,806,818	5,524,004	(73,698)
11/21/08	SEK	34,753,676	5,361,533	(72,635)
11/21/08	SGD	4,464,069	3,160,808	(11,160)
11/21/08	SGD	4,464,069	3,160,808	(8,829)
11/21/08	SGD	4,599,344	3,256,590	(10,222)
			$109,905,371	$(518,315)

See accompanying notes to the financial statements.

17

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales
11/21/08	AUD	9,973,320	$8,482,711	$127,027
11/21/08	AUD	9,679,987	8,233,219	119,932
11/21/08	AUD	9,679,987	8,233,219	92,421
11/21/08	CAD	7,268,323	6,839,391	13,380
11/21/08	CAD	7,488,575	7,046,645	(2,148)
11/21/08	CAD	7,268,323	6,839,391	20,236
11/21/08	DKK	2,575,027	504,294	633
11/21/08	DKK	2,575,026	504,294	763
11/21/08	EUR	2,204,769	3,220,915	9,872
11/21/08	EUR	2,139,923	3,126,182	6,408
11/21/08	EUR	2,139,923	3,126,182	3,184
11/21/08	GBP	2,353,696	4,265,770	97,817
11/21/08	GBP	2,353,696	4,265,770	96,064
11/21/08	GBP	2,425,020	4,395,036	101,121
11/21/08	HKD	17,250,222	2,213,590	(1,839)
11/21/08	HKD	17,772,956	2,280,669	(1,735)
11/21/08	HKD	17,250,222	2,213,590	(1,813)
11/21/08	JPY	374,081,278	3,453,028	(3,208)
11/21/08	NOK	7,409,584	1,355,598	2,688
11/21/08	NOK	7,191,655	1,315,727	847
11/21/08	NOK	7,191,655	1,315,727	1,052
			$83,230,948	$682,702

See accompanying notes to the financial statements.

18

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
5	AEX	September 2008	$605,378	$629
165	CAC 40	September 2008	10,856,537	(47,059)
68	DAX	September 2008	16,052,534	(922,512)
68	FTSE 100	September 2008	7,001,530	(104,333)
1	Hang Seng	September 2008	136,202	(167)
9	MSCI Singapore	September 2008	431,248	2,229
40	OMXS 30	September 2008	539,631	(6,839)
24	S&P/MIB	September 2008	5,075,934	(46,732)
85	TOPIX	September 2008	9,806,340	(66,713)
			$50,505,334	$(1,191,497)
Sales
2	IBEX 35	September 2008	$344,067	$5,526
90	S&P Toronto 60	September 2008	13,943,304	1,155,350
90	SPI 200	September 2008	9,938,594	420,010
			$24,225,965	$1,580,886

As of August 31, 2008, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

19

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Notes to Schedule of Investments:

SDR - Swedish Depository Receipt

*  Non income-producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral.

As of August 31, 2008, 86.92% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

See accompanying notes to the financial statements.

20

GMO International Small Companies Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments at value, including securities on loan of $474,242 (cost $666,788,746) (Note 2)	$581,305,600
Cash	98,422
Foreign currency, at value (cost $2,503,810) (Note 2)	2,480,523
Dividends and interest receivable	1,234,882
Foreign taxes receivable	74,494
Unrealized appreciation on open forward currency contracts (Note 2)	1,040,751
Receivable for collateral on open futures contracts (Note 2)	5,766,000
Receivable for variation margin on open futures contracts (Note 2)	131,917
Receivable for expenses reimbursed by Manager (Note 3)	70,949
Total assets	592,203,538
Liabilities:
Collateral on securities loaned, at value (Note 2)	508,191
Payable for Fund shares repurchased	2,000,000
Payable to affiliate for (Note 3):
Management fee	295,223
Shareholder service fee	73,805
Trustees and Chief Compliance Officer of GMO Trust fees	1,374
Unrealized depreciation on open forward currency contracts (Note 2)	876,364
Accrued expenses	319,851
Total liabilities	4,074,808
Net assets	$588,128,730
Net assets consist of:
Paid-in capital	$660,164,996
Accumulated undistributed net investment income	6,741,809
Accumulated net realized gain	6,196,841
Net unrealized depreciation	(84,974,916)
$588,128,730
Net assets attributable to:
Class III shares	$588,128,730
Shares outstanding:
Class III	74,760,735
Net asset value per share:
Class III	$7.87

See accompanying notes to the financial statements.

21

GMO International Small Companies Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $1,476,754)	$14,794,740
Securities lending income	521,615
Interest	227,550
Total investment income	15,543,905
Expenses:
Management fee (Note 3)	1,979,808
Shareholder service fee – Class III (Note 3)	494,952
Custodian and fund accounting agent fees	423,016
Transfer agent fees	13,892
Audit and tax fees	38,824
Legal fees	7,820
Trustees fees and related expenses (Note 3)	3,547
Registration fees	1,104
Miscellaneous	5,706
Total expenses	2,968,669
Fees and expenses reimbursed by Manager (Note 3)	(479,376)
Expense reductions (Note 2)	(15,711)
Net expenses	2,473,582
Net investment income (loss)	13,070,323
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	11,493,596
Closed futures contracts	(5,241,290)
Foreign currency, forward contracts and foreign currency related transactions (net of CPMF tax of $158) (Note 2)	267,017
Net realized gain (loss)	6,519,323
Change in net unrealized appreciation (depreciation) on:
Investments	(96,435,552)
Open futures contracts	2,731,569
Foreign currency, forward contracts and foreign currency related transactions	(2,004,372)
Net unrealized gain (loss)	(95,708,355)
Net realized and unrealized gain (loss)	(89,189,032)
Net increase (decrease) in net assets resulting from operations	$(76,118,709)

See accompanying notes to the financial statements.

22

GMO International Small Companies Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$13,070,323	$15,669,967
Net realized gain (loss)	6,519,323	176,668,989
Change in net unrealized appreciation (depreciation)	(95,708,355)	(202,960,184)
Net increase (decrease) in net assets from operations	(76,118,709)	(10,621,228)
Distributions to shareholders from:
Net investment income
Class III	(537,959)	(31,841,900)
Net realized gains
Class III	(26,984,042)	(142,937,240)
	(27,522,001)	(174,779,140)
Net share transactions (Note 7):
Class III	11,957,638	5,871,549
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	276,184	2,593,773
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	12,233,822	8,465,322
Total increase (decrease) in net assets	(91,406,888)	(176,935,046)
Net assets:
Beginning of period	679,535,618	856,470,664
End of period (including accumulated undistributed net investment income of $6,741,809 and distributions in excess of net investment income of $5,790,555, respectively)	$588,128,730	$679,535,618

See accompanying notes to the financial statements.

23

GMO International Small Companies Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004
Net assets value, beginning of period	$9.29		$12.22		$14.93	$17.84	$17.09	$9.50
Income (loss) from investment operations:
Net investment income (loss)	0.18	†	0.24	†	0.25 †	0.34 †	0.30 †	0.20
Net realized and unrealized gain (loss)	(1.21)		(0.34)		2.68	3.44	3.56	7.94
Total from investment operations	(1.03)		(0.10)		2.93	3.78	3.86	8.14
Less distributions to shareholders:
From net investment income	(0.01)		(0.51)		(0.33)	(0.44)	(0.54)	(0.20)
From net realized gains	(0.38)		(2.32)		(5.31)	(6.25)	(2.57)	(0.35)
Total distributions	(0.39)		(2.83)		(5.64)	(6.69)	(3.11)	(0.55)
Net asset value, end of period	$7.87		$9.29		$12.22	$14.93	$17.84	$17.09
Total Return(a)	(11.26	)%**	(2.04)%		23.35%	25.77%	24.45%	86.62%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$588,129		$679,536		$856,471	$986,602	$1,517,223	$1,592,464
Net expenses to average daily net assets	0.75	%(b)*	0.76	%(b)	0.75%	0.75%	0.75%	0.75%
Net investment income to average daily net assets	2.00	%(c)**	1.98%		1.79%	2.01%	1.75%	1.60%
Portfolio turnover rate	34	%**	72%		48%	49%	53%	46%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.15	%*	0.13%		0.09%	0.11%	0.11%	0.13%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(d)	$0.04		$0.03	$0.07	$0.08	$0.04

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions (Note 2).

(c)  The ratio for the six months ended August 31, 2008, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

(d)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

24

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO International Small Companies Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its investment objective by outperforming the MSCI EAFE (Europe, Australasia, and Far East) Small Cap Index. The Fund typically makes equity investments in non-U.S. companies, including non-U.S. companies in developed and emerging countries, but excluding the largest 500 non-U.S. companies in developed countries based on full, non-float adjusted market capitalization and any company in an emerging country with a full, non-float adjusted market capitalization that is greater than or equal to that of any of the 500 excluded developed country companies.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material. Because many

25

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities using fair value prices supplied by a third party vendor based on models to the extent that these fair value prices are available.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$69,453,257	$4,064,267
Level 2 - Other Significant Observable Inputs	511,852,343	1,040,751
Level 3 - Significant Unobservable Inputs	—	—
Total	$581,305,600	$5,105,018

*  Other financial instruments include foreign currency, forward currency contracts and futures contracts.

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$—	$(1,194,355)
Level 2 - Other Significant Observable Inputs	—	(876,364)
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$(2,070,719)

**  Other financial instruments include forward currency contracts and futures contracts.

26

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of February 29, 2008	$296,806	$—
Realized gain (loss)	268,412	—
Change in unrealized appreciation/depreciation	86,228	—
Net purchases (sales)	(651,446)	—
Net transfers in and/or out of Level 3	—	—
Balance as of August 31, 2008	$—	$—

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. They expose the Fund to risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

27

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of substantial losses if the price of the underlying instrument increases during the term of the option. Options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to

28

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund values exchange traded options at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. The Fund values options traded over-the-counter using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the

29

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. The Fund had no swap agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2008, the Fund had loaned securities valued by the Fund at $474,242, collateralized by cash in the amount of $508,191, which was invested in the Bank of New York Mellon Institutional Cash Reserves Fund.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and, if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by some countries in which it invests.

The Fund is subject to a Contribuição Provisória sobre Movimentações Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to/from the Brazilian market. The CPMF tax has been included in the net realized gain (loss) on investments throughout the

30

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

period. For the period ended August 31, 2008, the Fund incurred $158 in CPMF tax, which is included in net realized gain (loss) on foreign currency, forward contracts and foreign currency related transactions in the Statement of Operations.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$671,390,645	$44,373,169	$(134,458,214)	$(90,085,045)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

31

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

As of August 31, 2008, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.50% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the Manager may waive the purchase premium or redemption fee in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in-capital. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except for estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may charge a redemption fee based on estimated or known transaction costs. The Fund charges no premium for reinvested distributions.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The

32

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.60% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $3,271 and $1,934, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2008 aggregated $215,323,268 and $225,566,421, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

33

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2008, 44.05% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008, 0.14% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and 1.69% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	2,433,082	$20,368,548	14,345,120	$167,353,499
Shares issued to shareholders in reinvestment of distributions	3,403,811	27,502,790	16,860,674	173,069,697
Shares repurchased	(4,214,274)	(35,913,700)	(28,165,322)	(334,551,647)
Purchase premiums	—	99,447	—	803,005
Redemption fees	—	176,737	—	1,790,768
Net increase (decrease)	1,622,619	$12,233,822	3,040,472	$8,465,322

34

GMO International Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided

35

GMO International Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

36

GMO International Small Companies Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.75%	$1,000.00	$887.40	$3.57
2) Hypothetical	0.75%	$1,000.00	$1,021.42	$3.82

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

37

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a private placement memorandum, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	94.8%
Short-Term Investments	6.5
Forward Currency Contracts	0.4
Futures	(0.0)
Swaps	(0.2)
Other	(1.5)
100.0%
Industry Sector Summary	% of Debt Obligations
Credit Cards	23.5%
Residential Asset-Backed Securities (United States)	16.6
Auto Financing	10.7
Insured Auto Financing	6.4
Residential Mortgage-Backed Securities (European)	5.9
Business Loans	5.7
CMBS	5.5
Student Loans	4.7
Residential Mortgage-Backed Securities (Australian)	4.2
Investment Grade Corporate Collateralized Debt Obligations	3.4
Insured Other	2.0
CMBS Collateralized Debt Obligations	1.4
Equipment Leases	1.3
Bank Loan Collateralized Debt Obligations	1.1
Rate Reduction Bonds	1.1
Trade Receivables	1.0
U.S. Government Agency	1.0
Insurance Premiums	0.8
Insured High Yield Collateralized Debt Obligations	0.6
Insured Residential Mortgage-Backed Securities (United States)	0.6
Insured Time Share	0.6
Insured Credit Cards	0.5
Airlines	0.3
Corporate Debt	0.3
U.S. Government & Agencies	0.3
Time Share	0.1
Insured Residential Asset-Backed Securities (United States)	0.1
Insured Transportation	0.1
Residential Mortgage-Backed Securities (United States)	0.1
Insured Business Loans	0.1
Collateralized Loan Obligations	0.0
ABS Collateralized Debt Obligations	0.0
High Yield Collateralized Debt Obligations	0.0
100.0%

1

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 94.8%
	Asset-Backed Securities — 93.3%
	ABS Collateralized Debt Obligations — 0.0%
15,000,000	Paragon CDO Ltd., Series 04-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .65%, 3.44%, due 10/20/44	1,500,000
	Airlines — 0.3%
23,000,000	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .48%, 2.95%, due 05/15/24	12,075,000
11,174,486	Continental Airlines, Inc., Series 991A, 6.55%, due 02/02/19	10,057,037
	Total Airlines	22,132,037
	Auto Financing — 10.2%
49,000,000	BMW Vehicle Lease Trust, Series 07-1, Class A3B, Variable Rate, 1 mo. LIBOR + .24%, 2.71%, due 08/15/13	47,768,630
32,000,000	Capital Auto Receivable Asset Trust, Series 07-2, Class A4B, Variable Rate, 1 mo. LIBOR + .40%, 2.87%, due 02/18/14	30,873,600
15,000,000	Capital Auto Receivables Asset Trust, Series 07-SN1, Class A4, Variable Rate, 1 mo. LIBOR + .10%, 2.57%, due 02/15/11	14,517,000
7,500,000	Capital Auto Receivables Asset Trust, Series 08-1, Class A4B, Variable Rate, 1 mo. LIBOR + 1.35%, 3.82%, due 07/15/14	7,109,475
28,800,000	Carmax Auto Owner Trust, Series 08-2, Class A4B, Variable Rate, 1 mo. LIBOR + 1.65%, 4.12%, due 08/15/13	27,811,840
29,000,000	Daimler Chrysler Auto Trust, Series 08-B, Class A4A, 5.32%, due 11/10/14	28,280,800
22,000,000	Daimler Chrysler Auto Trust, Series 08-B, Class A4B, Variable Rate, 1 mo. LIBOR + 1.85%, 4.32%, due 11/10/14	21,615,000
32,000,000	Daimler Chrysler Master Owner Trust, Series 06-A, Class A, Variable Rate, 1 mo. LIBOR + .03%, 2.50%, due 11/15/11	30,921,280
31,500,000	Ford Credit Auto Owner Trust, Series 06-C, Class A4B, Variable Rate, 1 mo. LIBOR + .04%, 2.51%, due 02/15/12	30,384,585
17,000,000	Ford Credit Auto Owner Trust, Series 07-B, Class A4B, Variable Rate, 1 mo. LIBOR + .38%, 2.85%, due 07/15/12	15,599,116
39,000,000	Ford Credit Auto Owner Trust, Series 08-B, Class A4B, Variable Rate, 1 mo. LIBOR + 2.00%, 4.47%, due 03/15/13	37,542,570

See accompanying notes to the financial statements.

2

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Auto Financing — continued
63,000,000	Ford Credit Floorplan Master Owner Trust, Series 06-3, Class A, Variable Rate, 1 mo. LIBOR + .18%, 2.65%, due 06/15/11	61,141,145
14,000,000	Ford Credit Floorplan Master Owner Trust, Series 06-4, Class A, Variable Rate, 1 mo. LIBOR + .25%, 2.72%, due 06/15/13	12,151,524
10,000,000	Franklin Auto Trust, Series 08-A, Class A4B, Variable Rate, 1 mo. LIBOR + 1.95%, 4.42%, due 05/20/16	9,841,000
37,000,000	Nissan Auto Lease Trust, Series 08-A, Class A3B, Variable Rate, 1 mo. LIBOR + 2.20%, 4.69%, due 07/15/11	35,655,859
2,765,037	Nissan Auto Receivables Owner Trust, Series 04-C, Class A4, Variable Rate, 1 mo. LIBOR + .04%, 2.51%, due 03/15/10	2,763,323
40,000,000	Nissan Auto Receivables Owner Trust, Series 07-A, Class A4, Variable Rate, 1 mo. LIBOR, 2.47%, due 06/17/13	38,682,800
37,000,000	Nissan Master Owner Trust Receivables, Series 07-A, Class A, Variable Rate, 1 mo. LIBOR, 2.47%, due 05/15/12	35,335,000
74,845,000	Sovereign Dealer Floor Plan Master Trust, Series 06-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .05%, 2.54%, due 08/15/11	71,748,662
42,000,000	Swift Master Auto Receivables Trust, Series 07-1, Class A, Variable Rate, 1 mo. LIBOR + .10%, 2.57%, due 06/15/12	37,541,510
20,000,000	Swift Master Auto Receivables Trust, Series 07-2, Class A, Variable Rate, 1 mo. LIBOR + .65%, 3.12%, due 10/15/12	18,588,000
42,350,000	Truck Retail Installment Paper Corp., Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .27%, 2.74%, due 12/15/16	40,017,785
15,000,000	Wachovia Auto Owner Trust, Series 08-A, Class A4B, Variable Rate, 1 mo. LIBOR + 1.15%, 3.62%, due 03/20/14	14,610,392
23,000,000	World Omni Auto Receivables Trust, Series 07-A, Class A4, Variable Rate, 1 mo. LIBOR, 2.47%, due 11/15/12	22,215,930
	Total Auto Financing	692,716,826
	Bank Loan Collateralized Debt Obligations — 1.1%
37,949,039	Arran Corp. Loans No. 1 B.V., Series 06-1A, Class A3, 144A, Variable Rate, 3 mo. LIBOR + .17%, 2.97%, due 06/20/25	37,190,058
36,400,000	Omega Capital Europe Plc, Series GLOB-5A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .25%, 3.04%, due 07/05/11	34,440,224
	Total Bank Loan Collateralized Debt Obligations	71,630,282

See accompanying notes to the financial statements.

3

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Business Loans — 5.4%
29,678,349	ACAS Business Loan Trust, Series 07-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .14%, 2.95%, due 08/16/19	27,811,580
4,531,097	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .36%, 2.83%, due 04/25/34	3,741,337
3,917,395	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .37%, 2.84%, due 01/25/35	3,623,590
16,212,631	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 2.86%, due 01/25/36	14,220,098
12,269,162	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .24%, 2.71%, due 07/25/37	9,844,565
40,000,000	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 1.30%, 3.77%, due 12/25/37	37,028,000
8,233,140	Capitalsource Commercial Loan Trust, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .12%, 2.59%, due 08/22/16	8,035,545
11,910,615	Capitalsource Commercial Loan Trust, Series 07-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .13%, 2.60%, due 03/20/17	11,315,084
18,000,000	CNH Equipment Trust, Series 08-A, Class A4B, Variable Rate, 1 mo. LIBOR + 1.95%, 4.42%, due 08/15/14	18,056,250
20,000,000	CNH Wholesale Master Note Trust, Series 06-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .06%, 2.53%, due 07/15/12	19,500,000
5,995,814	GE Business Loan Trust, Series 04-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .29%, 2.76%, due 05/15/32	5,281,352
8,486,948	GE Business Loan Trust, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .24%, 2.71%, due 11/15/33	7,000,355
2,084,408	GE Commercial Loan Trust, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .08%, 2.87%, due 04/19/17	2,008,669
1,088,964	GE Commercial Loan Trust, Series 06-2, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .06%, 2.85%, due 04/19/15	1,075,787
35,000,000	GE Dealer Floorplan Master Note Trust, Series 06-4, Class A, Variable Rate, 1 mo. LIBOR + .01%, 2.48%, due 10/20/11	33,542,250
52,000,000	GE Dealer Floorplan Master Trust, Series 07-2, Class A, Variable Rate, 1 mo. LIBOR + .01%, 2.48%, due 07/20/12	49,420,779
11,318,586	Lehman Brothers Small Balance Commercial, Series 05-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 2.72%, due 02/25/30	9,644,335
10,277,392	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 2.72%, due 09/25/30	8,556,727

See accompanying notes to the financial statements.

4

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Business Loans — continued
12,817,942	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A1, 144A, Variable Rate, 1 mo. LIBOR + .65%, 3.12%, due 10/25/37	12,333,216
34,269,000	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, Variable Rate, 1 mo. LIBOR + .85%, 3.32%, due 10/25/37	29,463,254
33,400,000	Navistar Financial Dealer Note Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 2.58%, due 02/25/13	31,870,280
25,000,000	Textron Financial Floorplan Master Note, Series 07-AA, Class A, 144A, Variable Rate, 1 mo. LIBOR + .06%, 2.52%, due 03/13/12	23,752,500
916,668	The Money Store Business Loan Backed Trust, Series 99-1, Class AN, Variable Rate, 1 mo. LIBOR +.50%, 2.97%, due 09/15/17	887,060
	Total Business Loans	368,012,613
	CMBS — 5.2%
14,500,000	Banc of America Commercial Mortgage, Inc., Series 06-3, Class A2, 5.81%, due 07/10/44	14,355,000
9,137,771	Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PW10, Class A1, 5.09%, due 12/11/40	9,130,460
22,500,000	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, Variable Rate, 1 mo. LIBOR + .12%, 2.59%, due 07/15/44	21,555,000
43,000,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, Variable Rate, 1 mo. LIBOR + .13%, 2.60%, due 12/15/20	39,087,000
32,000,000	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.30%, due 11/10/45	31,765,000
19,850,000	GE Capital Commercial Mortgage Corp., Series 06-C1, Class A2, Variable Rate, 5.52%, due 03/10/44	19,701,125
7,084,360	Greenwich Capital Commercial Funding Corp., Series 06-FL4A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 2.55%, due 11/05/21	6,659,298
32,000,000	GS Mortgage Securities Corp., Series 06-GG6, Class A2, 5.51%, due 04/10/38	31,560,000
8,251,513	GS Mortgage Securities Corp., Series 07-EOP, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 2.55%, due 03/06/20	8,014,282
9,000,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .13%, 2.59%, due 03/06/20	8,564,062
9,931,511	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-FL1A, Class A1B, 144A, Variable Rate, 1 mo. LIBOR + .12%, 2.59%, due 02/15/20	8,938,360
57,000,000	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A2, 6.05%, due 04/15/45	56,626,080

See accompanying notes to the financial statements.

5

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	CMBS — continued
4,854,141	Lehman Brothers Floating Rate Commercial, Series 06-LLFA, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 2.55%, due 09/15/21	4,514,351
33,000,000	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, Variable Rate, 5.80%, due 05/12/39	32,904,609
12,000,000	Morgan Stanley Capital I, Series 06-IQ11, Class A2, 5.69%, due 10/15/42	11,759,760
13,000,000	Morgan Stanley Capital I, Series 06-IQ11, Class A3, 5.91%, due 10/15/42	12,256,010
6,249,281	Morgan Stanley Dean Witter Capital I, Series 03-TOP9, Class A1, 3.98%, due 11/13/36	6,152,480
32,935,773	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 2.56%, due 09/15/21	30,136,232
	Total CMBS	353,679,109
	CMBS Collateralized Debt Obligations — 1.3%
9,000,000	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .80%, 3.61%, due 11/23/52	1,530,000
16,733,521	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .35%, 3.15%, due 06/28/19	15,151,894
19,041,717	G-Force LLC, Series 05-RR2, Class A2, 144A, 5.16%, due 12/25/39	17,918,256
30,000,000	Guggenheim Structured Real Estate Funding, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .32%, 2.79%, due 08/26/30	26,700,000
35,500,000	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .33%, 2.80%, due 05/25/46	29,953,125
	Total CMBS Collateralized Debt Obligations	91,253,275
	Collateralized Loan Obligations — 0.0%
2,036,441	Archimedes Funding IV (Cayman) Ltd., Series 4A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .48%, 3.29%, due 02/25/13	1,941,089
	Credit Cards — 22.3%
20,000,000	Advanta Business Card Master Trust, Series 05-A2, Class A2, Variable Rate, 1 mo. LIBOR + .13%, 2.60%, due 05/20/13	18,462,500
7,000,000	Advanta Business Card Master Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR + .06%, 2.53%, due 04/20/12	6,525,260
30,000,000	Advanta Business Card Master Trust, Series 07-A4, Class A4, Variable Rate, 1 mo. LIBOR + .03%, 2.50%, due 04/22/13	27,318,750

See accompanying notes to the financial statements.

6

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Credit Cards — continued
17,000,000	American Express Credit Account Master Trust, Series 04-1, Class A, Variable Rate, 1 mo. LIBOR + .08%, 2.55%, due 09/15/11	16,947,980
25,000,000	American Express Credit Account Master Trust, Series 04-4, Class A, Variable Rate, 1 mo. LIBOR + .09%, 2.56%, due 03/15/12	24,831,775
64,000,000	American Express Credit Account Master Trust, Series 05-5, Class A, Variable Rate, 1 mo. LIBOR + .04%, 2.51%, due 02/15/13	62,880,000
25,000,000	American Express Credit Account Master Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .03%, 2.50%, due 12/15/13	24,176,750
12,000,000	American Express Issuance Trust, Series 07-1, Class A, Variable Rate, 1 mo. LIBOR + .20%, 2.67%, due 09/15/11	11,753,280
25,000,000	Arran, Series 05-A, Class A, Variable Rate, 1 mo. LIBOR + .02%, 2.49%, due 12/15/10	24,750,000
26,175,000	Bank of America Credit Card Trust, Series 06-A10, Class A10, Variable Rate, 1 mo. LIBOR - .02%, 2.45%, due 02/15/12	25,941,533
5,000,000	Bank of America Credit Card Trust, Series 06-A12, Class A12, Variable Rate, 1 mo. LIBOR + .02%, 2.49%, due 03/15/14	4,780,273
14,000,000	Bank of America Credit Card Trust, Series 07-A13, Class A13, Variable Rate, 1 mo. LIBOR + .22%, 2.69%, due 04/16/12	13,877,500
11,670,000	Bank One Issuance Trust, Series 03-A10, Class A10, Variable Rate, 1 mo. LIBOR + .11%, 2.58%, due 06/15/11	11,645,493
30,000,000	Capital One Master Trust, Series 02-1A, Class A, Variable Rate, 1 mo. LIBOR + .20%, 2.67%, due 11/15/11	29,718,750
15,000,000	Capital One Multi-Asset Execution Trust, Series 04-A2, Class A2, Variable Rate, 1 mo. LIBOR + .09%, 2.56%, due 01/17/12	14,868,150
15,000,000	Capital One Multi-Asset Execution Trust, Series 04-A3, Class A3, Variable Rate, 1 mo. LIBOR + .10%, 2.57%, due 02/15/12	14,848,911
26,275,000	Capital One Multi-Asset Execution Trust, Series 04-A7, Class A7, Variable Rate, 3 mo. LIBOR + .15%, 2.95%, due 06/16/14	25,034,001
30,000,000	Capital One Multi-Asset Execution Trust, Series 06-A14, Class A, Variable Rate, 1 mo. LIBOR + .01%, 2.48%, due 08/15/13	29,163,000
341,000	Capital One Multi-Asset Execution Trust, Series 06-A7, Class A7, Variable Rate, 1 mo. LIBOR + .03%, 2.50%, due 03/17/14	325,457
9,000,000	Capital One Multi-Asset Execution Trust, Series 07-A4, Class A4, Variable Rate, 1 mo. LIBOR + .03%, 2.50%, due 03/16/15	8,532,900
20,000,000	Capital One Multi-Asset Execution Trust, Series 07-A6, Class A6, Variable Rate, 1 mo. LIBOR + .07%, 2.54%, due 05/15/13	19,317,000
21,000,000	Capital One Multi-Asset Execution Trust, Series 08-A6, Class A6, Variable Rate, 1 mo. LIBOR + 1.10%, 3.57%, due 03/17/14	20,594,700

See accompanying notes to the financial statements.

7

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)		Description	Value ($)
		Credit Cards — continued
	49,000,000	Charming Shoppes Master Trust, Series 07-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 3.72%, due 09/15/17	45,701,810
	14,000,000	Chase Credit Card Master Trust, Series 03-5, Class A, Variable Rate, 1 mo. LIBOR + .12%, 2.59%, due 01/17/11	13,997,480
	30,000,000	Chase Issuance Trust, Series 05-A3, Class A, Variable Rate, 1 mo. LIBOR + .02%, 2.49%, due 10/17/11	29,892,900
	55,000,000	Chase Issuance Trust, Series 05-A6, Class A6, Variable Rate, 1 mo. LIBOR + 0.07%, 2.54%, due 07/15/14	52,800,000
	14,000,000	Chase Issuance Trust, Series 05-A9, Class A9, Variable Rate, 1 mo. LIBOR+ .02%, 2.49%, due 11/15/11	13,881,000
	29,000,000	Chase Issuance Trust, Series 06-A7, Class A, Variable Rate, 1 mo. LIBOR + .01%, 2.48%, due 02/15/13	28,204,820
	5,500,000	Chase Issuance Trust, Series 07-A1, Class A1, Variable Rate, 1 mo. LIBOR + .02%, 2.49%, due 03/15/13	5,350,813
	17,500,000	Chase Issuance Trust, Series 07-A11, Class A11, Variable Rate, 1 mo. LIBOR, 2.47%, due 07/16/12	17,117,910
	16,000,000	Citibank Credit Card Issuance Trust, Series 01-A7, Class A7, Variable Rate, 3 mo. LIBOR + .14%, 2.94%, due 08/15/13	15,576,000
EUR	40,000,000	Citibank Credit Card Issuance Trust, Series 04-A2, Class A, Variable Rate, 3 mo. EUR LIBOR + 0.10%, 5.06%, due 05/24/13	56,615,220
	20,000,000	Citibank Credit Card Issuance Trust, Series 04-A3, Class A3, Variable Rate, 3 mo. LIBOR + .07%, 2.87%, due 07/25/11	19,879,600
	10,000,000	Citibank Credit Card Issuance Trust, Series 05-A3, Class A3, Variable Rate, 1 mo. LIBOR + .07%, 2.54%, due 04/24/14	9,526,900
	27,000,000	Citibank Credit Card Issuance Trust, Series 06-A6, Class A6, Variable Rate, 1 mo. LIBOR + .01%, 2.48%, due 05/24/12	26,568,000
	16,000,000	Citibank Credit Card Issuance Trust, Series 07-A1, Class A1, Variable Rate, 3 mo. LIBOR - .01%, 2.79%, due 03/22/12	15,752,000
	32,000,000	Citibank Credit Card Issuance Trust, Series 07-A2, Class A2, Variable Rate, 3 mo. LIBOR - .01%, 2.80%, due 05/21/12	31,491,200
	50,000,000	Citibank OMNI Master Trust, Series 07-A9A, Class A9, 144A, Variable Rate, 1 mo. LIBOR + 1.10%, 3.57%, due 12/23/13	49,625,000
	12,000,000	Discover Card Master Trust I, Series 03-4, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 2.58%, due 05/15/11	11,958,720
	46,700,000	Discover Card Master Trust I, Series 05-3, Class A, Variable Rate, 1 mo. LIBOR + .02%, 2.51%, due 05/15/11	46,510,865

See accompanying notes to the financial statements.

8

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Credit Cards — continued
13,000,000	Discover Card Master Trust I, Series 05-4, Class A1, Variable Rate, 1 mo. LIBOR + .06%, 2.55%, due 06/18/13	12,455,560
66,000,000	Discover Card Master Trust I, Series 06-2, Class A2, Variable Rate, 1 mo. LIBOR + .03%, 2.52%, due 01/16/14	62,644,560
4,800,000	Discover Card Master Trust I, Series 07-1, Class A, Variable Rate, 1 mo. LIBOR, 2.48%, due 08/15/12	4,674,000
15,000,000	Discover Card Master Trust I, Series 96-4, Class A, Variable Rate, 1 mo. LIBOR + .38%, 2.84%, due 10/16/13	14,391,797
58,000,000	First National Master Note Trust, Series 07-2, Class A, Variable Rate, 1 mo. LIBOR + .75%, 3.22%, due 11/15/12	56,477,500
25,000,000	GE Capital Credit Card Master Note Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 2.51%, due 03/15/13	23,724,724
45,000,000	GE Capital Credit Card Master Note Trust, Series 07-3, Class A1, Variable Rate, 1 mo. LIBOR + .01%, 2.48%, due 06/15/13	43,530,469
48,000,000	Household Credit Card Master Note Trust I, Series 07-1, Class A, Variable Rate, 1 mo. LIBOR + .05%, 2.52%, due 04/15/13	46,500,000
24,000,000	Household Credit Card Master Note Trust I, Series 07-2, Class A, Variable Rate, 1 mo. LIBOR + .55%, 3.02%, due 07/15/13	23,370,000
3,000,000	MBNA Credit Card Master Note Trust, Series 01-A5, Class A5, Variable Rate, 1 mo. LIBOR + .21%, 2.68%, due 03/15/11	2,998,590
14,000,000	MBNA Credit Card Master Note Trust, Series 04-A7, Class A7, Variable Rate, 1 mo. LIBOR + .10%, 2.57%, due 12/15/11	13,868,750
15,000,000	MBNA Credit Card Master Note Trust, Series 04-A8, Class A8, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 01/15/14	14,513,700
75,675,000	MBNA Credit Card Master Note Trust, Series 06-A4, Class A4, Variable Rate, 1 mo. LIBOR - .01%, 2.46%, due 09/15/11	75,225,680
50,000,000	National City Credit Card Master Trust, Series 08-3, Class A, Variable Rate, 1 mo. LIBOR + 1.80%, 4.27%, due 05/15/13	48,875,000
25,000,000	Pillar Funding Plc, Series 04-2, Class A, 144A, Variable Rate, 3 mo. LIBOR + .14%, 2.92%, due 09/15/11	24,034,250
60,500,000	Turquoise Card Backed Securities Plc, Series 06-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .01%, 2.48%, due 05/16/11	59,441,250
54,100,000	World Financial Network Credit Card Master Trust, Series 04-A, Class A, Variable Rate, 1 mo. LIBOR + .18%, 2.65%, due 03/15/13	52,683,662
15,000,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .13%, 2.60%, due 02/15/17	12,942,000
	Total Credit Cards	1,519,095,693

See accompanying notes to the financial statements.

9

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Equipment Leases — 1.2%
13,029,896	CNH Equipment Trust, Series 05-A, Class A4A, Variable Rate, 1 mo. LIBOR + .04%, 2.51%, due 06/15/12	12,906,763
24,500,000	CNH Equipment Trust, Series 07-B, Class A3B, Variable Rate, 1 mo. LIBOR + .60%, 3.07%, due 10/17/11	24,009,265
45,000,000	GE Equipment Midticket LLC, Series 07-1, Class A3B, Variable Rate, 1 mo. LIBOR + .25%, 2.71%, due 06/14/11	44,212,500
	Total Equipment Leases	81,128,528
	High Yield Collateralized Debt Obligations — 0.0%
47,714	SHYPPCO Finance Co., LLC, Series 1I, Class A2B, 6.64%, due 06/15/10	46,283
	Insurance Premiums — 0.8%
16,000,000	AICCO Premium Finance Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .08%, 2.55%, due 04/15/10	15,857,600
40,000,000	AICCO Premium Finance Master Trust, Series 07-AA, Class A, 144A, Variable Rate, 1 mo. LIBOR + .05%, 2.52%, due 12/15/11	36,962,500
	Total Insurance Premiums	52,820,100
	Insured Auto Financing — 6.1%
11,666,667	Aesop Funding II LLC, Series 03-5A, Class A2, 144A, XL, Variable Rate, 1 mo. LIBOR +.38%, 2.58%, due 12/20/09	11,571,247
10,000,000	Aesop Funding II LLC, Series 05-1A, Class A3, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .12%, 2.59%, due 04/20/11	9,368,800
17,213,203	AmeriCredit Automobile Receivables Trust, Series 05-BM, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .08%, 2.54%, due 05/06/12	16,044,466
31,000,000	AmeriCredit Automobile Receivables Trust, Series 07-AX, Class A4, XL, Variable Rate, 1 mo. LIBOR + .04%, 2.50%, due 10/06/13	27,318,750
20,000,000	AmeriCredit Automobile Receivables Trust, Series 07-BF, Class A4, FSA, Variable Rate, 1 mo. LIBOR + .05%, 2.51%, due 12/06/13	17,800,000
12,000,000	AmeriCredit Automobile Receivables Trust, Series 07-CM, Class A3B, MBIA, Variable Rate, 1 mo. LIBOR + .03%, 2.49%, due 05/07/12	11,325,636
17,000,000	AmeriCredit Automobile Receivables Trust, Series 07-DF, Class A4B, FSA, Variable Rate, 1 mo. LIBOR + .80%, 3.26%, due 06/06/14	13,791,864
31,000,000	AmeriCredit Prime Automobile Receivables Trust, Series 07-2M, Class A4B, MBIA, Variable Rate, 1 mo. LIBOR + .50%, 2.96%, due 03/08/16	25,778,360

See accompanying notes to the financial statements.

10

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Auto Financing — continued
30,000,000	ARG Funding Corp., Series 05-2A, Class A3, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .14%, 2.62%, due 05/20/10	28,983,236
3,804,114	Capital One Auto Finance Trust, Series 04-B, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .11%, 2.58%, due 08/15/11	3,672,981
37,000,000	Capital One Auto Finance Trust, Series 06-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .01%, 2.48%, due 12/15/12	34,040,000
29,000,000	Capital One Auto Finance Trust, Series 06-B, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .02%, 2.48%, due 07/15/13	27,060,770
8,000,000	Capital One Auto Finance Trust, Series 07-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .02%, 2.49%, due 11/15/13	7,056,160
28,000,000	Capital One Auto Finance Trust, Series 07-C, Class A3B, FGIC, Variable Rate, 1 mo. LIBOR + .51%, 2.98%, due 04/16/12	25,953,760
9,000,000	Hertz Vehicle Financing LLC, Series 05-1A, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .14%, 2.61%, due 02/25/10	8,847,357
2,000,000	Hertz Vehicle Financing LLC, Series 05-2A, Class A3, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .20%, 2.67%, due 02/25/11	1,876,840
10,000,000	Hertz Vehicle Financing LLC, Series 05-2A, Class A5, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .25%, 2.72%, due 11/25/11	8,750,575
50,000,000	Santander Drive Auto Receivables Trust, Series 07-1, Class A4, FGIC, Variable Rate, 1 mo. LIBOR + .05%, 2.52%, due 09/15/14	42,240,476
29,500,000	Santander Drive Auto Receivables Trust, Series 07-3, Class A4B, FGIC, Variable Rate, 1 mo. LIBOR + .65%, 3.12%, due 10/15/14	24,951,100
65,000,000	Triad Auto Receivables Owner Trust, Series 07-B, Class A4B, FSA, Variable Rate, 1 mo. LIBOR + 1.20%, 3.66%, due 07/14/14	61,750,000
7,992,772	UPFC Auto Receivables Trust, Series 06-B, Class A3, AMBAC, 5.01%, due 08/15/12	7,773,291
	Total Insured Auto Financing	415,955,669
	Insured Business Loans — 0.0%
4,032,885	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 2.91%, due 10/25/30	3,038,604
	Insured Credit Cards — 0.5%
35,000,000	Cabela's Master Credit Card Trust, Series 04-2A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .12%, 2.59%, due 03/15/11	34,481,601

See accompanying notes to the financial statements.

11

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured High Yield Collateralized Debt Obligations — 0.6%
24,230,769	Augusta Funding Ltd., Series 10A, Class F-1, 144A, CapMAC, Variable Rate, 3 mo. LIBOR +.25%, 3.05%, due 06/30/17	23,503,846
887,554	Cigna CBO Ltd, Series 96-1, Class A2, 144A, CapMAC, Step Up, 6.46%, due 11/15/08	621,288
10,000,000	GSC Partners CDO Fund Ltd., Series 03-4A, Class A3, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .46%, 3.25%, due 12/16/15	9,640,000
7,416,167	GSC Partners CDO Fund Ltd., Series 2A, Class A, 144A, FSA, Variable Rate, 6 mo. LIBOR + .52%, 3.32%, due 05/22/13	6,798,252
	Total Insured High Yield Collateralized Debt Obligations	40,563,386
	Insured Other — 1.9%
30,000,000	DB Master Finance LLC, Series 06-1, Class A2, 144A, AMBAC, 5.78%, due 06/20/31	24,811,180
60,000,000	Dominos Pizza Master Issuer LLC, Series 07-1, Class A2, 144A, MBIA, 5.26%, due 04/25/37	45,154,586
17,761,311	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .20%, 2.69%, due 09/15/41	15,102,087
17,101,191	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .20%, 2.69%, due 12/15/41	14,751,146
25,541,394	TIB Card Receivables Fund, 144A, FGIC, Variable Rate, 3 mo. LIBOR + .25%, 3.04%, due 01/05/14	21,661,656
3,488,000	Toll Road Investment Part II, Series B, 144A, MBIA, Zero Coupon, due 02/15/30	747,513
35,000,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	4,515,000
	Total Insured Other	126,743,168
	Insured Residential Asset-Backed Securities (United States) — 0.1%
4,233,954	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, Variable Rate, 1 mo. LIBOR + .21%, 2.68%, due 07/25/34	3,281,738
4,855,915	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .38%, 2.85%, due 12/25/33	3,788,100
36,291	Quest Trust, Series 03-X4A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .43%, 2.90%, due 12/25/33	35,565
1,282,066	Quest Trust, Series 04-X1, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .33%, 2.80%, due 03/25/34	961,677
	Total Insured Residential Asset-Backed Securities (United States)	8,067,080

See accompanying notes to the financial statements.

12

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Residential Mortgage-Backed Securities (United States) — 0.6%
795,514	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .34%, 2.81%, due 10/25/34	540,949
1,780,154	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .33%, 2.80%, due 01/25/35	1,157,100
27,431,499	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 06/15/37	13,852,907
10,000,000	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + .23%, 2.70%, due 10/25/34	9,169,000
860,460	GreenPoint Home Equity Loan Trust, Series 04-1, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .23%, 2.93%, due 07/25/29	648,526
877,944	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .28%, 3.03%, due 08/15/30	652,347
1,940,130	Lehman ABS Corp., Series 04-2, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .22%, 2.91%, due 06/25/34	1,261,084
589,788	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, Variable Rate, 1 mo. LIBOR + .29%, 2.76%, due 12/25/32	353,873
6,259,149	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, Variable Rate, 1 mo. LIBOR + .19%, 2.66%, due 11/25/35	5,231,396
3,123,294	Wachovia Asset Securitization, Inc., Series 02-HE1, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .37%, 2.84%, due 09/27/32	2,661,376
3,034,301	Wachovia Asset Securitization, Inc., Series 04-HE1, Class A, MBIA, Variable Rate, 1 mo. LIBOR + .22%, 2.69%, due 06/25/34	2,430,000
	Total Insured Residential Mortgage-Backed Securities (United States)	37,958,558
	Insured Time Share — 0.6%
2,006,808	Cendant Timeshare Receivables Funding LLC, Series 04-1A, Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .18%, 2.65%, due 05/20/16	1,806,017
4,466,840	Cendant Timeshare Receivables Funding LLC, Series 05-1A, Class A2, 144A, FGIC, Variable Rate, 1 mo. LIBOR + .18%, 2.65%, due 05/20/17	3,840,784
7,554,131	Sierra Receivables Funding Co., Series 06-1A, Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 05/20/18	6,388,212
7,153,986	Sierra Receivables Funding Co., Series 07-1A, Class A2, 144A, FGIC, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 03/20/19	5,937,809
23,875,817	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + 1.00%, 3.47%, due 09/20/19	20,332,478
	Total Insured Time Share	38,305,300

See accompanying notes to the financial statements.

13

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Transportation — 0.1%
8,500,000	GE Seaco Finance SRL, Series 04-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 2.77%, due 04/17/19	7,288,750
	Investment Grade Corporate Collateralized Debt Obligations — 3.2%
20,000,000	Counts Trust, Series 04-2, 144A, Variable Rate, 3 mo. LIBOR + .95%, 3.75%, due 09/20/09	19,964,000
10,000,000	Morgan Stanley ACES SPC, Series 04-12, Class A, 144A, Variable Rate, 3 mo. LIBOR + .60%, 3.39%, due 08/05/09	9,500,000
7,000,000	Morgan Stanley ACES SPC, Series 04-12, Class I, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.39%, due 08/05/09	6,499,500
6,000,000	Morgan Stanley ACES SPC, Series 04-15, Class I, 144A, Variable Rate, 3 mo. LIBOR + .45%, 3.25%, due 12/20/09	5,742,000
11,000,000	Morgan Stanley ACES SPC, Series 04-15, Class II, 144A, Variable Rate, 3 mo. LIBOR + .65%, 3.45%, due 12/20/09	10,235,500
3,000,000	Morgan Stanley ACES SPC, Series 04-15, Class III, 144A, Variable Rate, 3 mo. LIBOR + .75%, 3.55%, due 12/20/09	2,715,000
16,000,000	Morgan Stanley ACES SPC, Series 05-10, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .52%, 3.32%, due 03/20/10	14,496,000
30,000,000	Morgan Stanley ACES SPC, Series 05-15, Class A, 144A, Variable Rate, 3 mo. LIBOR + .40%, 3.20%, due 12/20/10	27,480,000
16,000,000	Morgan Stanley ACES SPC, Series 05-2A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .45%, 3.25%, due 03/20/10	14,752,000
46,000,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .29%, 3.09%, due 06/20/13	31,165,000
15,000,000	Prism Orso Trust, Series 04-MAPL, Class CERT, 144A, Variable Rate, 3 mo. LIBOR + .70%, 3.50%, due 08/01/11	13,924,500
49,000,000	Reve SPC, 144A, Variable Rate, 3 mo. LIBOR + .22%, 3.02%, due 03/20/14	37,546,250
30,000,000	Salisbury International Investments Ltd., Variable Rate, 3 mo. LIBOR + .42%, 3.22%, due 06/22/10	24,795,000
	Total Investment Grade Corporate Collateralized Debt Obligations	218,814,750
	Rate Reduction Bonds — 1.0%
1,055,172	Connecticut RRB Special Purpose Trust CL&P-1, Series 01-1, Class A4, Variable Rate, 3 mo. LIBOR + .31%, 3.11%, due 12/30/10	1,053,749
23,000,000	Massachusetts RRB Special Purpose Trust, Series 05-1, Class A3, 4.13%, due 09/15/13	22,920,190

See accompanying notes to the financial statements.

14

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Rate Reduction Bonds — continued
30,000,000	PG&E Energy Recovery Funding LLC, Series 05-1, Class A4, 4.37%, due 06/25/14	29,587,500
11,895,056	PG&E Energy Recovery Funding LLC, Series 05-2, Class A1, 4.85%, due 06/25/11	11,940,257
4,359,573	PSE&G Transition Funding LLC, Series 01-1, Class A4, Variable Rate, 3 mo. LIBOR + .30%, 3.08%, due 06/15/11	4,351,203
	Total Rate Reduction Bonds	69,852,899
	Residential Asset-Backed Securities (United States) — 15.7%
1,119,337	Accredited Mortgage Loan Trust, Series 04-4, Class A1B, Variable Rate, 1 mo. LIBOR + .39%, 2.86%, due 01/25/35	938,144
3,980,817	Accredited Mortgage Loan Trust, Series 07-1, Class A1, Variable Rate, 1 mo. LIBOR + .05%, 2.52%, due 02/25/37	3,840,903
238,188	ACE Securities Corp., Series 05-AG1, Class A2B, Variable Rate, 1 mo. LIBOR + .21%, 2.68%, due 08/25/35	232,233
2,730,757	ACE Securities Corp., Series 05-ASP1, Class A2B, Variable Rate, 1 mo. LIBOR + .21%, 2.68%, due 09/25/35	2,662,488
7,000,000	ACE Securities Corp., Series 05-ASP1, Class A2C, Variable Rate, 1 mo. LIBOR + .27%, 2.74%, due 09/25/35	5,600,000
4,397,448	ACE Securities Corp., Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + .14%, 2.61%, due 02/25/36	1,539,107
23,662,168	ACE Securities Corp., Series 06-ASP1, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 12/25/35	21,769,195
23,207,894	ACE Securities Corp., Series 06-ASP2, Class A2B, Variable Rate, 1 mo. LIBOR + .14%, 2.61%, due 03/25/36	22,279,578
10,000,000	ACE Securities Corp., Series 06-ASP2, Class A2C, Variable Rate, 1 mo. LIBOR + .18%, 2.65%, due 03/25/36	7,200,000
17,000,000	ACE Securities Corp., Series 06-ASP4, Class A2B, Variable Rate, 1 mo. LIBOR + .10%, 2.57%, due 08/25/36	15,300,000
24,000,000	ACE Securities Corp., Series 06-ASP5, Class A2C, Variable Rate, 1 mo. LIBOR + .18%, 2.65%, due 10/25/36	13,909,680
2,027,021	ACE Securities Corp., Series 06-CW1, Class A2A, Variable Rate, 1 mo. LIBOR + .05%, 2.52%, due 07/25/36	1,949,771
22,000,000	ACE Securities Corp., Series 06-CW1, Class A2B, Variable Rate, 1 mo. LIBOR + .10%, 2.57%, due 07/25/36	20,130,000
7,000,000	ACE Securities Corp., Series 06-HE2, Class A2C, Variable Rate, 1 mo. LIBOR + .16%, 2.63%, due 05/25/36	5,309,293

See accompanying notes to the financial statements.

15

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
17,500,000	ACE Securities Corp., Series 06-HE3, Class A2B, Variable Rate, 1 mo. LIBOR + .09%, 2.56%, due 06/25/36	16,340,625
13,000,000	ACE Securities Corp., Series 06-OP1, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 04/25/36	9,590,880
5,716,139	ACE Securities Corp., Series 06-SL1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 2.63%, due 09/25/35	1,429,035
12,791,057	ACE Securities Corp., Series 06-SL3, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 2.57%, due 06/25/36	2,865,197
14,036,000	ACE Securities Corp., Series 06-SL3, Class A2, Variable Rate, 1 mo. LIBOR + .17%, 2.64%, due 06/25/36	2,035,220
25,587,618	ACE Securities Corp., Series 07-HE1, Class A2A, Variable Rate, 1 mo. LIBOR + .09%, 2.56%, due 01/25/37	22,788,332
14,159,263	ACE Securities Corp., Series 07-WM1, Class A2A, Variable Rate, 1 mo. LIBOR + .07%, 2.54%, due 11/25/36	11,245,287
15,343,902	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .20%, 2.67%, due 05/25/37	3,222,220
4,100,651	Argent Securities, Inc., Series 04-W8, Class A5, Variable Rate, 1 mo. LIBOR + .52%, 2.99%, due 05/25/34	2,842,264
75,067,000	Argent Securities, Inc., Series 06-M1, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 07/25/36	48,113,255
18,000,000	Argent Securities, Inc., Series 06-M2, Class A2B, Variable Rate, 1 mo. LIBOR + .11%, 2.58%, due 09/25/36	16,114,320
25,032,159	Argent Securities, Inc., Series 06-W2, Class A2B, Variable Rate, 1 mo. LIBOR + .19%, 2.66%, due 03/25/36	22,304,905
4,065,960	Argent Securities, Inc., Series 06-W4, Class A2B, Variable Rate, 1 mo. LIBOR + .11%, 2.58%, due 05/25/36	3,960,977
13,000,000	Argent Securities, Inc., Series 06-W5, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 06/25/36	9,305,156
19,000,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3B, Variable Rate, 1 mo. LIBOR + .11%, 2.58%, due 10/25/36	17,117,812
13,500,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 10/25/36	8,966,953
3,685,211	Asset Backed Funding Certificates, Series 06-OPT3, Class A3A, Variable Rate, 1 mo. LIBOR + .06%, 2.53%, due 11/25/36	3,500,950
50,404,815	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .22%, 2.69%, due 05/25/37	44,939,043
8,993,415	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 3.47%, due 05/28/39	7,374,601

See accompanying notes to the financial statements.

16

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
9,353,152	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .65%, 3.77%, due 05/28/39	7,576,053
15,000,000	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 2.97%, due 02/28/40	12,826,758
6,866,374	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 2.58%, due 11/25/36	6,155,017
10,000,000	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, Variable Rate, 1 mo. LIBOR + .20%, 2.67%, due 11/25/36	6,477,000
11,653,653	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + .16%, 2.63%, due 02/25/37	2,634,891
27,616,486	Carrington Mortgage Loan Trust, Series 06-NC1, Class A2, Variable Rate, 1 mo. LIBOR + .16%, 2.63%, due 01/25/36	26,992,354
8,198,535	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A1, Variable Rate, 1 mo. LIBOR + .12%, 2.59%, due 02/25/37	7,458,207
47,000,000	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, Variable Rate, 1 mo. LIBOR + .20%, 2.67%, due 02/25/37	37,379,100
16,500,000	Centex Home Equity, Series 06-A, Class AV3, Variable Rate, 1 mo. LIBOR + .16%, 2.63%, due 06/25/36	13,929,300
486,206	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, Variable Rate, 1 mo. LIBOR + .27%, 3.01%, due 04/25/33	426,549
202,624	Citigroup Mortgage Loan Trust, Inc., Series 04-OPT1, Class A1B, Variable Rate, 1 mo. LIBOR + .41%, 2.88%, due 10/25/34	128,605
14,500,000	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, Variable Rate, 1 mo. LIBOR + .16%, 2.63%, due 12/25/36	7,686,450
1,862,215	Citigroup Mortgage Loan Trust, Inc., Series 06-WMC1, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 12/25/35	1,852,904
46,500,000	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, Variable Rate, 1 mo. LIBOR + .14%, 2.61%, due 02/25/37	37,170,937
16,589,699	Countrywide Asset-Backed Certificates, Series 06-BC5, Class 2A1, Variable Rate, 1 mo. LIBOR + .08%, 2.55%, due 03/25/37	15,565,804
9,685,159	Credit-Based Asset Servicing & Securitization, Series 06-RP1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .11%, 2.58%, due 04/25/36	9,421,844
639,658	Equity One ABS, Inc., Series 04-1, Class AV2, Variable Rate, 1 mo. LIBOR + .30%, 2.77%, due 04/25/34	402,585
9,523,019	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF18, Class A2A, Variable Rate, 1 mo. LIBOR + .07%, 2.54%, due 12/25/37	9,281,991
18,500,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, Variable Rate, 1 mo. LIBOR + .16%, 2.63%, due 04/25/36	14,990,781

See accompanying notes to the financial statements.

17

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
7,483,378	Fremont Home Loan Trust, Series 06-A, Class 1A2, Variable Rate, 1 mo. LIBOR + .19%, 2.67%, due 05/25/36	5,537,700
8,872,779	Fremont Home Loan Trust, Series 06-B, Class 2A2, Variable Rate, 1 mo. LIBOR + .10%, 2.57%, due 08/25/36	8,581,641
23,625,000	Fremont Home Loan Trust, Series 06-B, Class 2A3, Variable Rate, 1 mo. LIBOR + .16%, 2.63%, due 08/25/36	13,643,437
12,646,804	GE-WMC Mortgage Securities, Series 05-2, Class A2B, Variable Rate, 1 mo. LIBOR + .17%, 2.64%, due 12/25/35	12,204,166
19,000,000	GE-WMC Mortgage Securities, Series 06-1, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 08/25/36	13,176,500
452,187	Home Equity Asset Trust, Series 05-4, Class 2A2, Variable Rate, 1 mo. LIBOR + .23%, 2.70%, due 10/25/35	450,469
4,652,864	Household Home Equity Loan Trust, Series 05-2, Class A2, Variable Rate, 1 mo. LIBOR + .31%, 2.78%, due 01/20/35	3,771,728
5,324,836	Household Home Equity Loan Trust, Series 05-3, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 2.76%, due 01/20/35	4,349,726
16,536,024	Household Home Equity Loan Trust, Series 06-1, Class A1, Variable Rate, 1 mo. LIBOR + .16%, 2.63%, due 01/20/36	14,189,976
38,000,000	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, Variable Rate, 1 mo. LIBOR + .12%, 2.59%, due 12/25/36	17,100,000
5,924,673	Long Beach Mortgage Loan Trust, Series 05-WL2, Class 3A1, Variable Rate, 1 mo. LIBOR + .18%, 2.65%, due 08/25/35	5,331,080
9,499,408	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 2.72%, due 10/25/35	8,556,117
14,375,261	Master Asset-Backed Securities Trust, Series 06-AM3, Class A2, Variable Rate, 1 mo. LIBOR + .13%, 2.60%, due 10/25/36	13,624,873
25,910,000	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 03/25/36	16,315,527
14,300,000	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 06/25/36	7,722,000
30,390,000	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 08/25/36	14,757,384
17,000,000	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, Variable Rate, 1 mo. LIBOR + .16%, 2.63%, due 10/25/36	9,693,400
29,416,664	Master Asset-Backed Securities Trust, Series 06-WMC1, Class A2, Variable Rate, 1 mo. LIBOR + .11%, 2.58%, due 02/25/36	28,431,206
9,197,544	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 2.63%, due 03/25/36	2,059,330

See accompanying notes to the financial statements.

18

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
23,833,123	Merrill Lynch Mortgage Investors, Series 07-HE2, Class A2A, Variable Rate, 1 mo. LIBOR + .12%, 2.59%, due 02/25/37	22,688,947
4,864,933	Morgan Stanley ABS Capital I, Series 04-SD1, Class A, Variable Rate, 1 mo. LIBOR + .40%, 2.87%, due 08/25/34	3,891,946
40,000,000	Morgan Stanley ABS Capital I, Series 07-HE4, Class A2C, Variable Rate, 1 mo. LIBOR + .23%, 2.70%, due 02/25/37	18,500,000
27,500,000	Morgan Stanley Home Equity Loans, Series 06-3, Class A3, Variable Rate, 1 mo. LIBOR + .16%, 2.63%, due 04/25/36	16,500,000
19,363,367	Morgan Stanley Home Equity Loans, Series 07-2, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 2.57%, due 04/25/37	17,717,480
11,500,000	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 11/25/36	6,900,000
16,016,000	Nomura Home Equity Loan, Inc., Series 06-FM1, Class 2A2, Variable Rate, 1 mo. LIBOR + .16%, 2.63%, due 11/25/35	14,794,780
163,051	Option One Mortgage Loan Trust, Series 05-3, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 2.72%, due 08/25/35	142,925
1,118,045	People's Choice Home Loan Securities Trust, Series 05-3, Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 2.74%, due 08/25/35	982,079
14,750,285	People's Choice Home Loan Securities Trust, Series 05-4, Class 1A2, Variable Rate, 1 mo. LIBOR + .26%, 2.73%, due 12/25/35	12,756,046
20,151,469	RAAC Series Trust, Series 06-SP1, Class A2, Variable Rate, 1 mo. LIBOR + .19%, 2.66%, due 09/25/45	19,306,839
4,530,347	Residential Asset Mortgage Products, Inc., Series 05-RS4, Class A3, Variable Rate, 1 mo. LIBOR + .23%, 2.70%, due 04/25/35	4,295,335
5,830,477	Residential Asset Mortgage Products, Inc., Series 05-RS8, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 2.76%, due 10/25/33	4,674,294
47,742,660	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class Al3, FGIC, Variable Rate, 1 mo. LIBOR + .22%, 2.69%, due 11/25/35	17,674,333
8,415,640	Residential Asset Mortgage Products, Inc., Series 06-RZ4, Class A1, Variable Rate, 1 mo. LIBOR + .09%, 2.56%, due 10/25/36	8,226,288
17,217,934	Residential Asset Securities Corp., Series 05-KS12, Class A2, Variable Rate, 1 mo. LIBOR + .25%, 2.72%, due 01/25/36	16,460,345
14,779,928	Residential Asset Securities Corp., Series 07-KS3, Class AI1, Variable Rate, 1 mo. LIBOR + .11%, 2.58%, due 04/25/37	13,893,132
279,557	Saxon Asset Securities Trust, Series 04-1, Class A, Variable Rate, 1 mo. LIBOR + .27%, 3.01%, due 03/25/35	170,136
9,000,000	Securitized Asset Backed Receivables LLC, Series 06-NC1, Class A2, Variable Rate, 1 mo. LIBOR + .16%, 2.63%, due 03/25/36	7,964,086

See accompanying notes to the financial statements.

19

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
6,038,387	Security National Mortgage Loan Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .29%, 2.76%, due 10/25/36	5,676,084
4,109,692	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, Variable Rate, 1 mo. LIBOR + .26%, 2.73%, due 10/25/35	2,965,554
5,800,671	Soundview Home Equity Loan Trust, Series 07-NS1, Class A1, Variable Rate, 1 mo. LIBOR + .12%, 2.59%, due 01/25/37	5,502,480
20,000,000	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 06/25/37	16,242,969
13,000,000	Structured Asset Investment Loan Trust, Series 06-1, Class A3, Variable Rate, 1 mo. LIBOR + .20%, 2.67%, due 01/25/36	11,013,638
10,297,341	Structured Asset Securities Corp., Series 05-S6, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 2.76%, due 11/25/35	5,148,671
26,023,613	Yale Mortgage Loan Trust, Series 07-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .40%, 2.87%, due 06/25/37	19,517,710
	Total Residential Asset-Backed Securities (United States)	1,068,176,911
	Residential Mortgage-Backed Securities (Australian) — 3.9%
7,708,613	Australian Mortgage Securities II, Series G3, Class A1A, Variable Rate, 3 mo. LIBOR + .21%, 3.00%, due 01/10/35	7,372,749
8,656,575	Crusade Global Trust, Series 04-2, Class A1, Variable Rate, 3 mo. LIBOR + .13%, 2.94%, due 11/19/37	8,107,783
4,123,699	Crusade Global Trust, Series 05-1, Class A1, Variable Rate, 3 mo. LIBOR + .06%, 2.87%, due 06/17/37	3,830,545
13,897,745	Crusade Global Trust, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .06%, 2.85%, due 07/20/38	12,796,738
23,407,012	Crusade Global Trust, Series 07-1, Class A1, Variable Rate, 3 mo. LIBOR + .06%, 2.85%, due 04/19/38	21,786,053
6,557,507	Interstar Millennium Trust, Series 03-3G, Class A2, Variable Rate, 3 mo. LIBOR + .25%, 3.06%, due 09/27/35	6,126,154
6,693,337	Interstar Millennium Trust, Series 03-5G, Class A2, Variable Rate, 3 mo. LIBOR + .25%, 3.04%, due 01/20/36	6,246,624
41,611,835	Interstar Millennium Trust, Series 04-2G, Class A, Variable Rate, 3 mo. LIBOR + .20%, 2.98%, due 03/14/36	38,876,273
3,192,064	Interstar Millennium Trust, Series 05-1G, Class A, Variable Rate, 3 mo. LIBOR + .12%, 2.82%, due 12/08/36	3,020,651
4,320,158	Interstar Millennium Trust, Series 06-2GA, Class A2, 144A, Variable Rate, 3 mo. LIBOR + .08%, 2.89%, due 05/27/38	4,013,513

See accompanying notes to the financial statements.

20

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (Australian) — continued
4,683,286	Medallion Trust, Series 03-1G, Class A, Variable Rate, 3 mo. LIBOR + .19%, 2.99%, due 12/21/33	4,379,762
6,359,970	Medallion Trust, Series 04-1G, Class A1, Variable Rate, 3 mo. LIBOR + .13%, 2.94%, due 05/25/35	5,982,824
3,403,561	Medallion Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .08%, 2.88%, due 05/10/36	3,219,016
15,730,194	Medallion Trust, Series 06-1G, Class A1, Variable Rate, 3 mo. LIBOR + .05%, 2.83%, due 06/14/37	14,794,531
10,354,243	Medallion Trust, Series 07-1G, Class A1, Variable Rate, 3 mo. LIBOR + .04%, 2.85%, due 02/27/39	9,949,185
9,437,949	National RMBS Trust, Series 04-1, Class A1, Variable Rate, 3 mo. LIBOR + .11%, 2.91%, due 03/20/34	8,908,480
21,822,208	National RMBS Trust, Series 06-3, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .07%, 2.86%, due 10/20/37	20,551,719
25,250,000	Puma Finance Ltd., Series G5, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .07%, 2.88%, due 02/21/38	23,323,425
28,623,092	Superannuation Members Home Loans Global Fund, Series 07-1, Class A1, Variable Rate, 3 mo. LIBOR + .06%, 2.85%, due 06/12/40	26,071,487
2,768,491	Superannuation Members Home Loans Global Fund, Series 4A, Class A, Variable Rate, 3 mo. LIBOR + .22%, 3.01%, due 10/09/29	2,645,415
1,553,093	Superannuation Members Home Loans Global Fund, Series 6, Class A, Variable Rate, 3 mo. LIBOR + .16%, 2.96%, due 11/09/35	1,466,586
3,321,261	Superannuation Members Home Loans Global Fund, Series 7, Class A1, Variable Rate, 3 mo. LIBOR + .14%, 2.82%, due 03/09/36	3,129,614
2,991,411	Superannuation Members Home Loans Global Fund, Series 8, Class A1, Variable Rate, 3 mo. LIBOR + .07%, 2.86%, due 01/12/37	2,788,235
9,025,597	Westpac Securitization Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .07%, 2.87%, due 03/23/36	8,478,104
21,346,392	Westpac Securitization Trust, Series 07-1G, Class A2A, Variable Rate, 3 mo. LIBOR + .05%, 2.86%, due 05/21/38	19,990,255
	Total Residential Mortgage-Backed Securities (Australian)	267,855,721
	Residential Mortgage-Backed Securities (European) — 5.6%
16,600,000	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, Variable Rate, 3 mo. LIBOR + .11%, 2.91%, due 09/20/66	16,060,500
20,000,000	Aire Valley Mortgages, Series 07-1A, Class 1A2, 144A, Variable Rate, 3 mo. LIBOR + .09%, 2.89%, due 03/20/30	19,120,000

See accompanying notes to the financial statements.

21

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (European) — continued
16,000,000	Arkle Master Issuer Plc, Series 06-1A, Class 3A, 144A, Variable Rate, 3 mo. LIBOR + .05%, 2.86%, due 08/17/11	15,633,600
16,000,000	Arkle Master Issuer Plc, Series 06-1A, Class 4A1, 144A, Variable Rate, 3 mo. LIBOR + .09%, 2.90%, due 02/17/52	14,880,000
40,000,000	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, Variable Rate, 3 mo. LIBOR + .10%, 2.89%, due 01/13/39	36,880,000
5,196,293	Gracechurch Mortgage Funding Plc, Series 1A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 2.86%, due 10/11/41	5,032,194
11,848,656	Granite Master Issuer Plc, Series 06-2, Class A4, Variable Rate, 3 mo. LIBOR + .04%, 2.83%, due 12/20/54	11,019,250
820,982	Granite Master Issuer Plc, Series 07-1, Class 1A1, Variable Rate, 1 mo. LIBOR + .03%, 2.50%, due 12/20/30	788,142
7,006,447	Granite Mortgages Plc, Series 04-3, Class 2A1, Variable Rate, 3 mo. LIBOR + .14%, 2.94%, due 09/20/44	6,859,592
49,000,000	Holmes Financing Plc, Series 10A, Class 4A1, 144A, Variable Rate, 3 mo. LIBOR + .08%, 2.87%, due 07/15/40	46,996,880
12,000,000	Holmes Master Issuer Plc, Series 07-2A, Class 3A1, Variable Rate, 1 mo. LIBOR + .08%, 2.87%, due 07/15/21	11,486,250
28,480,065	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, Variable Rate, 3 mo. LIBOR + .06%, 2.76%, due 12/10/43	27,694,869
1,778,400	Leek Finance Plc, Series 14A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .18%, 2.98%, due 09/21/36	1,738,386
4,855,000	Leek Finance Plc, Series 15A, Class AB, 144A, Variable Rate, 3 mo. LIBOR + .14%, 2.94%, due 03/21/37	4,636,525
6,293,160	Leek Finance Plc, Series 17A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .14%, 2.94%, due 12/21/37	5,755,095
14,000,000	Mound Financing Plc, Series 5A, Class 2A, 144A, Variable Rate, 3 mo. LIBOR + .04%, 2.84%, due 05/08/16	13,623,680
14,469,022	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, Variable Rate, 3 mo. LIBOR + .11%, 2.91%, due 11/15/38	12,637,823
9,688,417	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, Variable Rate, 3 mo. LIBOR + .1%, 2.88%, due 09/15/39	9,006,643
8,779,260	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR, 3.01%, due 05/15/34	8,478,746
46,000,000	Pendeford Master Issuer Plc, Series 07-1A, Class 3A, 144A, Variable Rate, 3 mo. LIBOR + .10%, 2.90%, due 02/12/16	44,394,600
8,640,000	Permanent Financing Plc, Series 4, Class 3A, Variable Rate, 3 mo. LIBOR + .14%, 2.84%, due 03/10/24	8,569,083

See accompanying notes to the financial statements.

22

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (European) — continued
33,000,000	Permanent Master Issuer Plc, Series 06-1, Class 5A, Variable Rate, 3 mo. LIBOR + 0.11%, 2.90%, due 07/15/33	31,201,500
8,000,000	Permanent Master Issuer Plc, Series 07-1, Class 4A, Variable Rate, 3 mo. LIBOR + .08%, 2.87%, due 10/15/33	7,511,680
21,130,910	RMAC Securities Plc, Series 06-NS4A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 2.86%, due 06/12/25	20,873,113
	Total Residential Mortgage-Backed Securities (European)	380,878,151
	Residential Mortgage-Backed Securities (United States) — 0.1%
1,066,058	Chevy Chase Mortgage Funding Corp., Series 04-3A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .30%, 2.77%, due 08/25/35	692,937
2,019,887	GreenPoint Mortgage Funding Trust, Series 05-HE4, Class 2A3C, Variable Rate, 1 mo. LIBOR + .25%, 2.72%, due 07/25/30	1,996,848
4,586,126	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 2.72%, due 02/26/34	3,760,624
	Total Residential Mortgage-Backed Securities (United States)	6,450,409
	Student Loans — 4.4%
22,000,000	College Loan Corp. Trust, Series 04-1, Class A2, Variable Rate, 3 mo. LIBOR + .11%, 2.91%, due 04/25/16	21,756,966
15,500,000	College Loan Corp. Trust, Series 06-1, Class A2, Variable Rate, 3 mo. LIBOR + .02%, 2.82%, due 04/25/22	15,293,850
7,160,000	College Loan Corp. Trust, Series 07-1, Class A1, Variable Rate, 3 mo. LIBOR + .01%, 2.81%, due 01/25/23	7,041,860
26,000,000	College Loan Corp. Trust, Series 07-2, Class A1, Variable Rate, 3 mo. LIBOR + .25%, 3.05%, due 01/25/24	25,722,814
8,696,185	Goal Capital Funding Trust, Series 06-1, Class A1, Variable Rate, 3 mo. LIBOR, 2.81%, due 08/25/20	8,646,530
6,890,307	Goal Capital Funding Trust, Series 07-1, Class A1, Variable Rate, 3 mo. LIBOR + .02%, 2.82%, due 06/25/21	6,735,275
5,608,664	Keycorp Student Loan Trust, Series 05-A, Class 2A1, Variable Rate, 3 mo. LIBOR + .05%, 2.86%, due 09/27/21	5,492,620
5,358,600	Montana Higher Education Student Assistance Corp., Series 05-1, Class A, Variable Rate, 3 mo. LIBOR + .04%, 2.84%, due 06/20/15	5,271,255
17,348,483	National Collegiate Student Loan Trust, Series 06-1, Class A2, Variable Rate, 1 mo. LIBOR + .14%, 2.61%, due 08/25/23	16,547,798

See accompanying notes to the financial statements.

23

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Student Loans — continued
17,564,698	National Collegiate Student Loan Trust, Series 06-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 2.55%, due 08/26/19	15,983,875
12,000,000	Nelnet Student Loan Trust, Series 05-2, Class A4, Variable Rate, 3 mo. LIBOR + .08%, 2.88%, due 12/23/19	11,349,360
23,747,270	SLM Student Loan Trust, Series 05-1, Class A2, Variable Rate, 3 mo. LIBOR + .08%, 2.88%, due 04/27/20	23,155,369
17,000,000	SLM Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .03%, 2.83%, due 07/25/16	16,787,500
30,000,000	SLM Student Loan Trust, Series 05-3, Class A4, Variable Rate, 3 mo. LIBOR + .07%, 2.87%, due 04/27/20	28,650,000
22,122,709	SLM Student Loan Trust, Series 06-A, Class A2, Variable Rate, 3 mo. LIBOR + .03%, 3.09%, due 10/15/15	21,797,782
31,000,000	SLM Student Loan Trust, Series 07-2, Class A2, Variable Rate, 3 mo. LIBOR, 2.80%, due 07/25/17	29,856,720
1,272,400	SLM Student Loan Trust, Series 07-5, Class A1, Variable Rate, 3 mo. LIBOR - .01%, 2.79%, due 07/25/13	1,266,833
7,500,000	SLM Student Loan Trust, Series 07-6, Class A2, Variable Rate, 3 mo. LIBOR + .25%, 3.05%, due 01/25/19	7,211,250
19,051,763	SLM Student Loan Trust, Series 07-A, Class A1, Variable Rate, 3 mo. LIBOR + 0.03%, 2.81%, due 09/15/22	17,337,104
15,000,000	SLM Student Loan Trust, Series 08-6, Class A3, Variable Rate, 1 mo. LIBOR + .75%, 3.71%, due 01/25/19	14,817,187
	Total Student Loans	300,721,948
	Time Share — 0.1%
8,954,733	Sierra Receivables Funding Co., Series 08-1A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 4.00%, 6.47%, due 02/20/20	8,691,688
	Trade Receivables — 1.0%
55,000,000	ABS Global Finance Plc, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .10%, 2.57%, due 12/17/10	54,147,500
13,000,000	SSCE Funding LLC, Series 04-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .23%, 2.70%, due 11/15/10	12,756,250
	Total Trade Receivables	66,903,750
	Total Asset-Backed Securities	6,356,704,178

See accompanying notes to the financial statements.

24

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — 0.3%
22,000,000	TIAA Global Markets, 144A, Variable Rate, 3 mo. LIBOR + .10%, 2.89%, due 01/12/11	21,678,583
	U.S. Government — 0.3%
5,000,000	U.S. Treasury Note, 3.13%, due 09/15/08 (a)	5,002,344
12,000,000	U.S. Treasury Note, 2.38%, due 08/31/10	12,003,750
	Total U.S. Government	17,006,094
	U.S. Government Agency — 0.9%
550,000	Agency for International Development Floater (Support of Belize), Variable Rate, 6 mo. U.S. Treasury Bill + .50%, 2.47%, due 01/01/14	550,005
1,879,375	Agency for International Development Floater (Support of C.A.B.E.I), Variable Rate, 6 mo. LIBOR + .40%, 2.37%, due 10/01/12	1,874,695
704,554	Agency for International Development Floater (Support of Honduras), Variable Rate, 3 mo. U.S. Treasury Bill x 117%, 1.93%, due 10/01/11	700,592
13,875,000	Agency for International Development Floater (Support of India), Variable Rate, 3 mo. LIBOR + .10%, 2.90%, due 02/01/27	13,788,420
3,458,770	Agency for International Development Floater (Support of Jamaica), Variable Rate, 6 mo. U.S. Treasury Bill + .75%, 2.72%, due 03/30/19	3,473,954
16,500,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR - .02%, 3.08%, due 02/01/25	16,304,079
13,875,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + .15%, 3.24%, due 10/29/26	13,857,795
728,519	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. U.S. Treasury Bill + .45%, 2.42%, due 11/15/14	725,794
341,448	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill + .35%, 2.32%, due 05/01/14	339,744
969,126	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill +.35%, 2.32%, due 05/01/14	964,290
10,574,975	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR, 3.09%, due 07/01/23	10,508,987
583,334	Agency for International Development Floater (Support of Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill x 115%, 1.89%, due 01/01/12	577,137
	Total U.S. Government Agency	63,665,492
	TOTAL DEBT OBLIGATIONS (COST $7,175,100,304)	6,459,054,347

See accompanying notes to the financial statements.

25

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 6.5%
	Money Market Funds — 3.9%
262,390,575	State Street Institutional Liquid Cash Reserves Fund-Institutional Class	262,390,575
	Other Short-Term Investments — 2.6%
25,000,000	Amsterdam Funding Corp. Commercial Paper, 2.72%, due 10/14/2008	24,918,778
45,000,000	Antalis U.S. Funding Corp. Commercial Paper, 2.55%, due 09/09/2008	44,974,500
20,000,000	Antalis U.S. Funding Corp. Commercial Paper, 2.58%, due 09/25/2008	19,965,600
20,000,000	Nieuw Amsterdam Receivables Commercial Paper, 2.50% due 09/02/2008	19,998,611
50,000,000	Nieuw Amsterdam Receivables Commercial Paper, 2.55%, due 09/08/2008	49,975,208
15,000,000	Old Line Funding LLC Commercial Paper, 2.45%, due 09/02/2008	14,998,976
5,000,000	U.S. Treasury Bill, 1.69%, due 09/25/08 (a) (b)	4,994,233
	Total Other Short-Term Investments	179,825,906
	TOTAL SHORT-TERM INVESTMENTS (COST $442,216,481)	442,216,481
	TOTAL INVESTMENTS — 101.3% (Cost $7,617,316,785)	6,901,270,828
	Other Assets and Liabilities (net) — (1.3%)	(86,544,668)
	TOTAL NET ASSETS — 100.0%	$6,814,726,160

See accompanying notes to the financial statements.

26

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

A summary of outstanding financial instruments at August 31, 2008 is as follows:

Forward Currency Contracts

Settlement Date	Deliver	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales
10/21/08	EUR	40,000,000	$58,531,900	$2,938,900

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Sales
501	U.S. Treasury Note 5 Yr. (CBT)	December 2008	$56,080,688	$(1,503)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Market Value
60,000,000	USD	9/20/2010	Morgan Stanley	Receive	0.40%	Credit Swap Eagle
						Creek CDO	$(3,512,403)
31,000,000	USD	3/20/2013	Morgan Stanley	Receive	0.25%	MS Synthetic 2006-1	(4,241,970)
28,000,000	USD	3/20/2015	Lehman Brothers	Receive	0.88%	Credit Swap AAA CDO	(8,004,889)
					Premiums to (Pay) Receive	$—	$(15,759,262)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
40,000,000	USD	1/24/2011	Goldman Sachs	(Pay)	6.07%	3 month LIBOR	$2,392,604	*
30,000,000	USD	2/7/2012	Deutsche Bank AG	(Pay)	4.33%	3 month LIBOR	(588,631)
38,100,000	USD	2/24/2013	JP Morgan Chase Bank	(Pay)	4.54%	3 month LIBOR	(520,586	)**
					Premiums to (Pay) Receive	$—	$1,283,387

See accompanying notes to the financial statements.

27

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

*  Excludes unrealized losses of $4,887,149 incurred by GMO Alpha LIBOR Fund prior to transfer to the Fund on November 27, 2002.

**  Excludes unrealized losses of $404,936 incurred by GMO Alpha LIBOR Fund prior to transfer to the Fund on March 31, 2004.

As of August 31, 2008, for the futures and/ or swap contracts held, the Fund had sufficient cash and/ or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ACES - Aerolineas Centrales de Colombia

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

C.A.B.E.I. - Central American Bank of Economic Integration

CapMAC - Insured as to the payment of principal and interest by Capital Markets Assurance Corporation.

CDO - Collateralized Debt Obligation

CMBS - Collateralized Mortgage Backed Security

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

RMAC - Residential Mortgage Acceptance Corp.

RMBS - Residential Mortgage Backed Security

Variable rate - The rates shown on variable rate notes are the current interest rates at August 31, 2008, which are subject to change based on the terms of the security.

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

(a)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 2).

(b)  Rate shown represents yield-to-maturity.

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

See accompanying notes to the financial statements.

28

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments, at value (cost $7,617,316,785) (Note 2)	$6,901,270,828
Receivable for investments sold	11,877,544
Receivable for Fund shares sold	200,000
Dividends and interest receivable	15,614,508
Unrealized appreciation on open forward currency contracts (Note 2)	2,938,900
Receivable for variation margin on open futures contracts (Note 2)	168
Receivable for expenses reimbursed by Manager (Note 3)	95,264
Total assets	6,931,997,212
Liabilities:
Payable for investments purchased	91,667,367
Payable for Fund shares repurchased	5,400,000
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	14,946
Interest payable for open swap contracts	4,014
Payable for open swap contracts (Note 2)	19,767,960
Accrued expenses	416,765
Total liabilities	117,271,052
Net assets	$6,814,726,160
Net assets consist of:
Paid-in capital	$7,456,274,754
Accumulated undistributed net investment income	121,297,114
Accumulated net realized loss	(35,266,239)
Net unrealized depreciation	(727,579,469)
$6,814,726,160
Net assets	$6,814,726,160
Shares outstanding:	289,767,126
Net asset value per share:	$23.52

See accompanying notes to the financial statements.

29

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Interest	$121,779,321
Dividends	2,291,070
Total investment income	124,070,391
Expenses:
Custodian, fund accounting agent and transfer agent fees	418,048
Audit and tax fees	39,652
Legal fees	105,064
Trustees fees and related expenses (Note 3)	40,193
Miscellaneous	44,804
Total expenses	647,761
Fees and expenses reimbursed by Manager (Note 3)	(566,352)
Expense reductions (Note 2)	(282)
Net expenses	81,127
Net investment income (loss)	123,989,264
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	1,447,857
Closed futures contracts	(272,689)
Closed swap contracts	(632,493)
Foreign currency, forward contracts and foreign currency related transactions	1,377,559
Net realized gain (loss)	1,920,234
Change in net unrealized appreciation (depreciation) on:
Investments	(237,701,950)
Open futures contracts	890,934
Open swap contracts	2,929,108
Foreign currency, forward contracts and foreign currency related transactions	4,204,907
Net unrealized gain (loss)	(229,677,001)
Net realized and unrealized gain (loss)	(227,756,767)
Net increase (decrease) in net assets resulting from operations	$(103,767,503)

See accompanying notes to the financial statements.

30

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$123,989,264	$413,372,282
Net realized gain (loss)	1,920,234	(2,015,394)
Change in net unrealized appreciation (depreciation)	(229,677,001)	(512,996,708)
Net increase (decrease) in net assets from operations	(103,767,503)	(101,639,820)
Distributions to shareholders from:
Net investment income
	(46,964,224)	(418,731,518)
Net share transactions (Note 7):
	(705,956,876)	1,588,185,799
Total increase (decrease) in net assets	(856,688,603)	1,067,814,461
Net assets:
Beginning of period	7,671,414,763	6,603,600,302
End of period (including accumulated undistributed net investment income of $121,297,114 and $44,272,074, respectively)	$6,814,726,160	$7,671,414,763

See accompanying notes to the financial statements.

31

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005		2004
Net asset value, beginning of period	$24.03		$25.66		$25.60	$25.33	$25.18		$25.01
Income (loss) from investment operations:
Net investment income (loss)†	0.41		1.38		1.43	1.01	0.59		0.56
Net realized and unrealized gain (loss)	(0.76)		(1.64)		0.00 (a)	(0.03)	(0.09)		0.06	(b)
Total from investment operations	(0.35)		(0.26)		1.43	0.98	0.50		0.62
Less distributions to shareholders:
From net investment income	(0.16)		(1.37)		(1.37)	(0.71)	(0.34)		(0.45)
From net realized gains	—		—		—	—	(0.01)		—
Total distributions	(0.16)		(1.37)		(1.37)	(0.71)	(0.35)		(0.45)
Net asset value, end of period	$23.52		$24.03		$25.66	$25.60	$25.33		$25.18
Total Return(c)	(1.46	)%**	(1.14)%		5.68%	3.89%	2.01%		2.48%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$6,814,726		$7,671,415		$6,603,600	$4,480,312	$3,483,889		$1,751,535
Net operating expenses to average daily net assets(d)	0.00	%*	0.00%		0.00%	0.00%	0.00%		0.00%
Interest expense to average daily net assets	—		—		0.01%	0.02%	—		0.00	%(e)
Total net expenses to average daily net assets	0.00	%(f)(g)*	0.00	%(f)(g)	0.01%	0.02%	0.00	%(g)	0.00	%(g)
Net investment income to average daily net assets	3.41	%*	5.41%		5.50%	3.96%	2.31%		2.51%
Portfolio turnover rate	11	%**	27%		68%	45%	34%		33%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.01%		0.02%	0.02%	0.02%		0.02%

(a)  Net realized and unrealized gain (loss) was less than $0.01 per share.

(b)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

(c)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(d)  Net operating expenses were less than 0.01% to average daily net assets.

(e)  Interest expense was less than 0.01% to average daily net assets.

(f)  The net expense ratio does not include the effect of expense reductions.

(g)  Total net expenses were less than 0.01% to average daily net assets.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

32

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Short-Duration Collateral Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return comparable to that of the JPMorgan U.S. 3 Month Cash Index. The Fund seeks to achieve its investment objective by investing primarily in high quality U.S. and foreign adjustable rate fixed income securities with low volatility (although market changes may indirectly result in volatility). Fixed income securities in which the Fund invests include securities issued by a wide range of private issuers and, to a lesser extent, securities issued by federal, state, local, and foreign governments (including securities neither guaranteed nor insured by the U.S. government). The Fund may invest a substantial portion of its assets in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the Fund may invest in government securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. The Fund also may use exchange-traded and over-the-counter ("OTC") derivatives, including swap contracts, futures contracts, options on futures, options on swaps (or "swaptions"), and other types of options, and forward currency contracts. The Fund's fixed income securities primarily have adjustable interest rates (or may be hedged using derivatives to convert the fixed rate interest payments into adjustable rate interest payments), but may also include all types of interest rate, payment, and reset terms, including fixed rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. The Fund may hold fixed income securities whose ratings after they were acquired were reduced below investment grade.

Shares of the Fund are not publicly offered and are principally available only to other funds of the Trust and certain accredited investors.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures

33

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material.

Typically the Fund values debt instruments based on prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates primary pricing sources on an ongoing basis and may change a pricing source should the Manager deem it appropriate. If it deems it appropriate, the Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source. The prices provided by primary pricing sources may differ from the value that would be realized if the securities were sold, and the differences could be material.

Certain securities held by the Fund are valued on the basis of a price provided by a single source. The prices provided may differ from the value that would be realized if the securities were sold and the differences could be material. As of August 31, 2008, the total value of these securities represented 35.45% of net assets.

The Fund directly invests in securities with contractual cash flows, such as asset-backed securities, collateralized mortgage obligations and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate values, delinquencies and/or defaults, and may be adversely affected by changes in interest rates and shifts in the market's perception of the securities' market values.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level

34

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$17,006,094	$—
Level 2 - Other Significant Observable Inputs	5,841,989,371	5,331,504
Level 3 - Significant Unobservable Inputs	1,042,275,363	—
Total	$6,901,270,828	$5,331,504

*  Other financial instruments include forward currency contracts and swap agreements.

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$—	$(1,503)
Level 2 - Other Significant Observable Inputs	—	(16,868,479)
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$(16,869,982)

**  Other financial instruments include futures contracts and swap agreements.

35

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of February 29, 2008	$1,370,228,960	$—
Accrued discounts/premiums	(187)	—
Realized gain (loss)	31,527	—
Change in unrealized appreciation/depreciation	(142,891,368)	—
Net purchases (sales)	(185,093,569)	—
Net transfers in and/or out of Level 3	—	—
Balance as of August 31, 2008	$1,042,275,363	$—

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. They expose the Fund to risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

36

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of substantial losses if the price of the underlying instrument increases during the term of the option. Options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to

37

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund values exchange traded options at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. The Fund values options traded over-the-counter using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in loans to corporate, governmental, or other borrowers. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation in the loan agreement and only upon receipt by the lender of payments from the borrower and (ii) the Fund generally has no right to enforce compliance by the borrower of the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that has sold the participation in the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. The Fund had no loan agreements outstanding at the end of the period.

Indexed securities

The Fund may invest in indexed securities. Indexed securities are securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which investing through conventional securities is difficult. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. The Fund had no indexed securities at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest

38

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

39

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and brokers whereby the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements expose the Fund to risk that the market value of the securities the Fund has sold under the agreement may decline below the price at which the Fund is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's expenses. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2008, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing

40

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of February 29, 2008, the Fund elected to defer to March 1, 2008 post-October capital losses of $633,765.

As of February 29, 2008, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2011	$(29,576,884)
2/29/2012	(142,552)
2/28/2014	(614,650)
2/28/2015	(5,952,458)
2/29/2016	(1,158,601)
Total	$(37,445,145)

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$7,617,664,049	$1,493,175	$(717,886,396)	$(716,393,221)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

41

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Recently issued accounting pronouncements

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

In September 2008, the FASB issued Statement of Financial Accounting Standards No. 133-1 ("SFAS 133-1"), Accounting for Derivative Instruments and Hedging Activities, and Interpretation of Financial Accounting Standards No. 45-4, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others – an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 ("IFAS 45-1"). SFAS 133-1 and IFAS 45-4 are effective for interim periods ending after November 15, 2008. SFAS 133-1 and IFAS 45-4 require enhanced disclosures surrounding the Fund's selling of credit derivatives . The Manager is currently evaluating the impact the adoption of SFAS 133-1 and IFAS 45-4 will have on the Fund's financial statement disclosures.

42

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

3.  Fees and other transactions with affiliates

GMO does not charge the Fund any management or service fees for its services. In addition, the Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 (excluding shareholder service fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $35,777 and $20,424, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

For the period ended August 31, 2008, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$36,216,328	$36,209,999
Investments (non-U.S. Government securities)	720,483,163	1,005,263,792

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

43

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2008, 64.97% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Each of the shareholders are other funds of the Trust. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008, no shares of the Fund were held by senior management of the Manager and GMO Trust officers, and all of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
	Shares	Amount	Shares	Amount
Shares sold	68,743,870	$1,643,022,600	333,248,563	$8,426,752,200
Shares issued to shareholders in reinvestment of distributions	1,976,609	46,964,224	16,958,629	418,731,518
Shares repurchased	(100,255,407)	(2,395,943,700)	(288,235,189)	(7,257,297,919)
Net increase (decrease)	(29,534,928)	$(705,956,876)	61,972,003	$1,588,185,799

8.  Subsequent event

Effective October 8, 2008, the Fund instituted a fee on cash redemptions of 1.00% of the amount redeemed. Effective October 20, 2008, the fee on cash redemptions was changed to 2.00% of the amount redeemed. For a complete discussion of this fee please refer to the private placement memorandum, which can be obtained by calling 1-617-346-7646 (collect).

44

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one- and five-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement. The Trustees also considered so-called

45

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

"fallout benefits" to the Manager, such as the possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees did not consider possible economies of scale to the Manager because the Manager does not receive an advisory fee from the Fund.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

46

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio(a)	Beginning Account Value	Ending Account Value	Net Expense Incurred*(a)
1) Actual	0.00%	$1,000.00	$985.40	$0.00
2) Hypothetical	0.00%	$1,000.00	$1,025.21	$0.00

(a)  Annualized net expense ratio rounds to less than 0.01% and net expense incurred rounds to less than $0.01.

*  Expenses are calculated using the annualized net expense ratio for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

47

Subsequent Event (continued) -

As described more fully below, and in light of current extraordinary market conditions:

•  The Fixed Income Funds will honor nearly all redemptions in-kind during this period.

•  The Fixed Income Funds will, if deemed prudent by GMO, take temporary defensive measures (until GMO has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with a Fund's normal investment strategies) and may not achieve their respective investment objectives during this period.

* * * * * * *

As described elsewhere in the Prospectus, each of the Fixed Income Funds makes extensive use of derivatives to achieve its exposures to the fixed income markets and to pursue strategies intended to obtain returns in excess of its performance benchmark. Each of those Funds also invests a substantial portion of its assets in the GMO Short-Duration Collateral Fund ("SDCF") and/or the GMO World Opportunity Overlay Fund ("WOOF"). The principal risks of pursuing the Fixed Income Funds' strategies in this manner, including the risks of using derivatives, are discussed in greater detail in the Prospectus under the heading "Description of Principal Risks."

Very recent changes in the credit markets have reduced the liquidity for all types of fixed income securities, including the asset-backed securities held by all of the Fixed Income Funds either directly or indirectly through SDCF and WOOF. Contemporaneously, each Fixed Income Fund has also had a greater need for cash to provide margin for large swings in the mark-to-market obligations arising under the derivatives used by the Funds. In order to deal equitably with the demands for liquidity, on October 23, 2008 and October 27, 2008, SDCF declared and paid to all shareholders (including the Fixed Income Funds) a dividend in an aggregate amount equal to substantially all of the cash on hand in SDCF. Substantially all subsequent cash flows into SDCF from portfolio investments (and proceeds of dispositions by SDCF) are likewise expected to be declared and paid as dividends as practicable. All redemptions from SDCF and WOOF by other Fixed Income Funds (and any other shareholders) will be honored in-kind until further notice, using for this purpose (and to the extent practicable) securities deemed by GMO to be representative of the portfolio of SDCF and/or WOOF.

Each of the Fixed Income Funds uses its cash balance to meet its derivative collateral obligations and for other purposes. There is no assurance that a Fund's cash balance will be sufficient to meet that Fund's collateral obligations and, if it is not, the Fund would be required to liquidate other positions. That may include redeeming shares of SDCF and/or WOOF, in which case, as noted above, the Fixed Income Fund would receive redemption proceeds in-kind from SDCF and/or WOOF and would then be required to dispose of those assets (mostly asset-backed securities) in the current adverse market conditions.

To manage each Fixed Income Fund's cash collateral needs in these extraordinary market conditions, GMO reserves the right to reduce or eliminate the Fund's derivative exposures, including those that are intended to cause a Fixed Income Fund to track its benchmark more closely. To the extent that a Fixed Income Fund reduces those exposures, it will tend to cause the performance of that Fund to track its benchmark less closely and make the Fund's performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.

To address in part the management issues described above, nearly all redemptions from the Fixed Income Funds are expected to be in-kind for the foreseeable future. If redeeming shareholders from a Fixed Income Fund choose to dispose of assets received in-kind immediately, those dispositions will occur in the current extraordinary market conditions. To the extent that the Fixed Income Funds honor redemptions in cash, redeeming shareholders will bear the redemption fees described in more detail below. The Manager may impose a new purchase premium and/or redemption fee for any Fund at any time. The Manager also may modify or eliminate an existing purchase premium or redemption fee for any Fund at any time.

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	94.8%
Short-Term Investments	6.5
Forward Currency Contracts	0.4
Futures	(0.0)
Swaps	(0.2)
Other	(1.5)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in GMO Short-Duration Collateral Fund.

1

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2008 (Unaudited)

Industry Sector Summary**	% of Debt Obligations
Credit Cards	23.5%
Residential Asset-Backed Securities (United States)	16.6
Auto Financing	10.7
Insured Auto Financing	6.4
Residential Mortgage-Backed Securities (European)	5.9
Business Loans	5.7
CMBS	5.5
Student Loans	4.7
Residential Mortgage-Backed Securities (Australian)	4.2
Investment Grade Corporate Collateralized Debt Obligations	3.4
Insured Other	2.0
CMBS Collateralized Debt Obligations	1.4
Equipment Leases	1.3
Bank Loan Collateralized Debt Obligations	1.1
Rate Reduction Bonds	1.1
Trade Receivables	1.0
U.S. Government Agency	1.0
Insurance Premiums	0.8
Insured High Yield Collateralized Debt Obligations	0.6
Insured Residential Mortgage-Backed Securities (United States)	0.6
Insured Time Share	0.6
Insured Credit Cards	0.5
Airlines	0.3
Corporate Debt	0.3
U.S. Government & Agencies	0.3
Time Share	0.1
Insured Residential Asset-Backed Securities (United States)	0.1
Insured Transportation	0.1
Residential Mortgage-Backed Securities (United States)	0.1
Insured Business Loans	0.1
Collateralized Loan Obligations	0.0
ABS Collateralized Debt Obligations	0.0
High Yield Collateralized Debt Obligations	0.0
100.0%

**  The table above incorporates aggregate industry sector exposure associated with investments in GMO Short-Duration Collateral Fund.

2

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.1%
	Affiliated Issuers — 100.1%
1,387,077	GMO Short-Duration Collateral Fund	32,624,062
	TOTAL MUTUAL FUNDS (COST $33,421,107)	32,624,062
	TOTAL INVESTMENTS — 100.1% (Cost $33,421,107)	32,624,062
	Other Assets and Liabilities (net) — (0.1%)	(35,581)
	TOTAL NET ASSETS — 100.0%	$32,588,481

See accompanying notes to the financial statements.

3

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments in affiliated issuers, at value (cost $33,421,107) (Notes 2 and 8)	$32,624,062
Cash	10,351
Interest receivable	10
Receivable for expenses reimbursed by Manager (Note 3)	3,627
Total assets	32,638,050
Liabilities:
Payable to affiliate for (Note 3):
Management fee	1,399
Shareholder service fee	4,195
Trustees and Chief Compliance Officer of GMO Trust fees	142
Accrued expenses	43,833
Total liabilities	49,569
Net assets	$32,588,481
Net assets consist of:
Paid-in capital	$37,953,612
Accumulated undistributed net investment income	193,870
Accumulated net realized loss	(4,761,956)
Net unrealized depreciation	(797,045)
$32,588,481
Net assets attributable to:
Class III shares	$32,588,481
Shares outstanding:
Class III	1,418,348
Net asset value per share:
Class III	$22.98

See accompanying notes to the financial statements.

4

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$223,597
Interest	86
Total investment income	223,683
Expenses:
Management fee (Note 3)	6,187
Shareholder service fee – Class III (Note 3)	18,562
Custodian, fund accounting agent and transfer agent fees	5,888
Audit and tax fees	15,272
Legal fees	184
Trustees fees and related expenses (Note 3)	22
Registration fees	1,656
Miscellaneous	368
Total expenses	48,139
Fees and expenses reimbursed by Manager (Note 3)	(23,368)
Net expenses	24,771
Net investment income (loss)	198,912
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(346,197)
Net realized gain (loss)	(346,197)
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(140,233)
Net realized and unrealized gain (loss)	(486,430)
Net increase (decrease) in net assets resulting from operations	$(287,518)

See accompanying notes to the financial statements.

5

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$198,912	$1,554,865
Net realized gain (loss)	(346,197)	(422,578)
Change in net unrealized appreciation (depreciation)	(140,233)	(877,706)
Net increase (decrease) in net assets from operations	(287,518)	254,581
Distributions to shareholders from:
Net investment income
Class III	(66,364)	(1,493,543)
Net share transactions (Note 7):
Class III	22,305,163	(28,686,720)
Total increase (decrease) in net assets	21,951,281	(29,925,682)
Net assets:
Beginning of period	10,637,200	40,562,882
End of period (including accumulated undistributed net investment income of $193,870 and $61,322, respectively)	$32,588,481	$10,637,200

See accompanying notes to the financial statements.

6

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008	Period from December 28, 2006 (commencement of operations) through February 28, 2007
Net asset value, beginning of period	$23.39		$25.05	$24.82
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.19		1.07	(0.01)
Net realized and unrealized gain (loss)	(0.55)		(1.38)	0.24
Total from investment operations	(0.36)		(0.31)	0.23
Less distributions to shareholders:
From net investment income	(0.05)		(1.35)	—
Total distributions	(0.05)		(1.35)	—
Net asset value, end of period	$22.98		$23.39	$25.05
Total Return(b)	(1.56	)%**	(1.33)%	0.93	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$32,588		$10,637	$40,563
Net expenses to average daily net assets	0.20	%*	0.20%	0.21	%*
Net investment income to average daily net assets(a)	1.61	%*	4.25%	(0.21	)%*
Portfolio turnover rate	17	%**	127%	125	%**††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.19	%*	0.15%	0.06	%*

(a)  Net investment income is affected by the timing of the declaration of dividends by GMO Short-Duration Collateral Fund.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the period from March 1, 2006 (commencement of operations) through February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

7

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Short-Duration Collateral Share Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return comparable to that of the JPMorgan U.S. 3 Month Cash Index. The Fund invests substantially all of its assets in GMO Short-Duration Collateral Fund ("SDCF") (an arrangement often referred to as a "master-feeder" structure) and, to a limited extent, in cash and cash equivalents. The Fund's investment objective and principal investment strategies are identical to those of SDCF. SDCF seeks to achieve its investment objective by investing primarily in high quality U.S. and foreign adjustable rate fixed income securities with low volatility. SDCF may invest a substantial portion of its assets in asset-backed securities.

The financial statements of SDCF should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). Shares of SDCF are not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Shares of SDCF are valued at their net asset value.

Investments held by SDCF are valued as follows. Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally

8

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material.

Typically the Fund and the underlying funds value debt instruments based on prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates primary pricing sources on an ongoing basis and may change a pricing source should the Manager deem it appropriate. If it deems it appropriate, the Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source. The prices provided by primary pricing sources may differ from the value that would be realized if the securities were sold, and the differences could be material.

Certain securities held by the Fund and the underlying funds are valued on the basis of prices provided by a single source. The prices provided may differ from the value that would be realized if the securities were sold, and the differences could be material. As of August 31, 2008, the total value of these securities represented 35.49% of net assets.

The Fund indirectly (through SDCF) invests in securities with contractual cash flows, such as asset-backed securities, collateralized mortgage obligations and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate values, delinquencies and/or defaults, and may be adversely affected by changes in interest rates and shifts in the market's perception of the securities' market values.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

9

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	32,624,062	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$32,624,062	$—
Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

The Fund held no investments or other financial instruments at either February 29, 2008 or August 31, 2008, whose fair value was determined using Level 3 inputs.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments

10

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of February 29, 2008, the Fund elected to defer to March 1, 2008 post-October capital losses of $858,383.

As of February 29, 2008, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/29/2016	$(3,417,986)
Total	$(3,417,986)

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$33,886,702	$—	$(1,262,640)	$(1,262,640)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

11

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for on the trade date. Income dividends and capital gain distributions from SDCF are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund also incurs certain fees and expenses indirectly as a shareholder in SDCF (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.05% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.05% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, expenses indirectly incurred by investment in SDCF, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee

12

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund incurs fees and expenses indirectly as a shareholder in SDCF. For the period ended August 31, 2008, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.002%	0.000%	0.000%	0.002%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $22 and $0, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2008 aggregated $26,560,197 and $4,127,600, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

13

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2008, 84.70% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008, 89.82% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,144,226	$26,500,354	1,953,067	$49,066,088
Shares issued to shareholders in reinvestment of distributions	2,852	66,233	62,533	1,492,040
Shares repurchased	(183,589)	(4,261,424)	(3,180,036)	(79,244,848)
Net increase (decrease)	963,489	$22,305,163	(1,164,436)	$(28,686,720)

8.  Investments in Affiliated Issuers

A summary of the Fund's transactions in the shares of the affiliated issuer during the period ended August 31, 2008 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Short-Duration Collateral Fund	$10,677,894	$26,560,197	$4,127,600	$223,597	$—	$32,624,062
Totals	$10,677,894	$26,560,197	$4,127,600	$223,597	$—	$32,624,062

9.  Subsequent event

Effective October 8, 2008, the Fund instituted a fee on cash redemptions of 1.00% of the amount redeemed. Effective October 21, 2008, the fee on cash redemptions was changed to 2.00% of the amount redeemed. For a complete discussion of this fee please refer to the GMO Trust prospectus, which can be obtained at www.gmo.com.

14

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees noted that the Fund invests substantially all of its assets in another series of the Trust, GMO Short-Duration Collateral Fund ("SDCF"), and, therefore, that the Fund's investment objective and principal investment strategies are identical to those of SDCF. The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing SDCF and the level of skill required to manage SDCF. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund and SDCF. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's and SDCF's investment performance relative to their performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including a one-year period and for the life of the Fund and SDCF's performance over various periods, including one- and five-year periods and for the life of SDCF, information prepared by the third-party data services, various statistical measures of the Fund's and SDCF's performance relative to its benchmark (including the volatility of the Fund's and SDCF's returns), as well as factors identified by the Manager as contributing to the Fund's and SDCF's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund and SDCF, the support those personnel received from the Manager, the investment techniques used to manage SDCF, and the overall competence of the Manager.

15

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement, and noted that SDCF does not pay an advisory fee to the Manager. The Trustees also noted that the Fund's expense ratio reflects total expenses payable by the Fund and SDCF. In evaluating the Fund's advisory fee arrangement, the Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage SDCF. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund and SDCF in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund and SDCF are subject. The Trustees also reviewed information provided by the Manager regarding the combined profits it realized on the services (excluding distribution services) it provided to the Fund and SDCF, and profits it realized on the services (excluding distribution services) it provided to the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fees payable under the Fund's agreement appropriately reflected any economies of scale associated with managing the Fund and SDCF. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Fund's investment management agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund and SDCF. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund, SDCF, and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund and SDCF with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management

16

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund and SDCF, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

17

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred
Class III
1) Actual	0.20%	$1,000.00	$984.40	$1.00
2) Hypothetical	0.20%	$1,000.00	$1,024.20	$1.02

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

18

Subsequent Event (continued) -

As described more fully below, and in light of current extraordinary market conditions:

•  The Fixed Income Funds will honor nearly all redemptions in-kind during this period.

•  The Fixed Income Funds will, if deemed prudent by GMO, take temporary defensive measures (until GMO has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with a Fund's normal investment strategies) and may not achieve their respective investment objectives during this period.

* * * * * * *

As described elsewhere in the Prospectus, each of the Fixed Income Funds makes extensive use of derivatives to achieve its exposures to the fixed income markets and to pursue strategies intended to obtain returns in excess of its performance benchmark. Each of those Funds also invests a substantial portion of its assets in the GMO Short-Duration Collateral Fund ("SDCF") and/or the GMO World Opportunity Overlay Fund ("WOOF"). The principal risks of pursuing the Fixed Income Funds' strategies in this manner, including the risks of using derivatives, are discussed in greater detail in the Prospectus under the heading "Description of Principal Risks."

Very recent changes in the credit markets have reduced the liquidity for all types of fixed income securities, including the asset-backed securities held by all of the Fixed Income Funds either directly or indirectly through SDCF and WOOF. Contemporaneously, each Fixed Income Fund has also had a greater need for cash to provide margin for large swings in the mark-to-market obligations arising under the derivatives used by the Funds. In order to deal equitably with the demands for liquidity, on October 23, 2008 and October 27, 2008, SDCF declared and paid to all shareholders (including the Fixed Income Funds) a dividend in an aggregate amount equal to substantially all of the cash on hand in SDCF. Substantially all subsequent cash flows into SDCF from portfolio investments (and proceeds of dispositions by SDCF) are likewise expected to be declared and paid as dividends as practicable. All redemptions from SDCF and WOOF by other Fixed Income Funds (and any other shareholders) will be honored in-kind until further notice, using for this purpose (and to the extent practicable) securities deemed by GMO to be representative of the portfolio of SDCF and/or WOOF.

Each of the Fixed Income Funds uses its cash balance to meet its derivative collateral obligations and for other purposes. There is no assurance that a Fund's cash balance will be sufficient to meet that Fund's collateral obligations and, if it is not, the Fund would be required to liquidate other positions. That may include redeeming shares of SDCF and/or WOOF, in which case, as noted above, the Fixed Income Fund would receive redemption proceeds in-kind from SDCF and/or WOOF and would then be required to dispose of those assets (mostly asset-backed securities) in the current adverse market conditions.

To manage each Fixed Income Fund's cash collateral needs in these extraordinary market conditions, GMO reserves the right to reduce or eliminate the Fund's derivative exposures, including those that are intended to cause a Fixed Income Fund to track its benchmark more closely. To the extent that a Fixed Income Fund reduces those exposures, it will tend to cause the performance of that Fund to track its benchmark less closely and make the Fund's performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.

To address in part the management issues described above, nearly all redemptions from the Fixed Income Funds are expected to be in-kind for the foreseeable future. If redeeming shareholders from a Fixed Income Fund choose to dispose of assets received in-kind immediately, those dispositions will occur in the current extraordinary market conditions. To the extent that the Fixed Income Funds honor redemptions in cash, redeeming shareholders will bear the redemption fees described in more detail below. The Manager may impose a new purchase premium and/or redemption fee for any Fund at any time. The Manager also may modify or eliminate an existing purchase premium or redemption fee for any Fund at any time.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Emerging Markets Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	81.5%
Preferred Stocks	13.7
Short-Term Investments	5.3
Private Equity Securities	0.8
Investment Funds	0.4
Debt Obligations	0.2
Rights and Warrants	0.1
Convertible Securities	0.0
Mutual Funds	0.0
Other	(2.0)
100.0%
Country Summary	% of Equity Investments*
Brazil	20.0%
South Korea	18.0
Taiwan	11.2
Russia	10.1
Turkey	7.3
China	6.6
Thailand	5.7
South Africa	5.1
Hungary	2.8
Malaysia	2.3
India	2.0
Israel	1.5
Mexico	1.3
Poland	1.1
Philippines	0.9
Egypt	0.8
Indonesia	0.7
Pakistan	0.7
Argentina	0.6
Czech Republic	0.6
Chile	0.2
Morocco	0.2
United States	0.2
Peru	0.1
Lebanon	0.0
Sri Lanka	0.0
Ukraine	0.0
100.0%

1

GMO Emerging Markets Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2008 (Unaudited)

Industry Sector Summary	% of Equity Investments*
Financials	25.6%
Energy	20.9
Materials	13.8
Information Technology	11.5
Telecommunication Services	7.1
Industrials	6.3
Consumer Discretionary	5.9
Consumer Staples	3.3
Utilities	2.9
Miscellaneous	1.4
Health Care	1.3
100.0%

*  The table excludes short-term investments.

2

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 81.5%
	Argentina — 0.6%
810,256	Petrobras Energia Participaciones SA Sponsored ADR (a)	9,188,303
890,190	Tenaris SA ADR	48,684,491
	Total Argentina	57,872,794
	Brazil — 7.2%
839,188	Aes Tiete SA	8,366,138
271,400	B2W Companhia Global do Varejo	9,682,154
1,615,502	Companhia Saneamento Basico Sao Paulo	36,561,883
2,046,716	Companhia Siderurgica Nacional SA	70,944,450
2,537,200	Companhia Vale do Rio Doce	67,663,855
372,280	Companhia Vale do Rio Doce ADR	9,884,034
1,747,230	Companhia Vale do Rio Doce Sponsored ADR	41,531,657
713,100	Cyrela Brazil Realty SA	8,964,061
260,300	EDP-Energias Do Brasil SA	4,548,064
1,203,492	Electrobras (Centro)	21,780,990
948,500	Empresa Brasileira de Aeronautica SA	8,047,703
373,900	Gerdau SA	5,840,180
281,900	Iguatemi Empresa de Shopping	3,285,951
639,600	Natura Cosmeticos SA	7,447,612
300,200	Perdigao SA	7,516,050
2,767,700	Petroleo Brasileiro SA (Petrobras)	72,435,633
3,375,420	Petroleo Brasileiro SA (Petrobras) ADR	178,019,651
633,304	Souza Cruz SA	16,563,037
641,400	Tele Norte Leste Participacoes SA	15,751,682
626,850	Unibanco-Uniao de Bancos Brasileiros SA GDR	74,946,186
921,950	Usinas Siderurgicas de Minas Gerais SA	31,730,917
	Total Brazil	701,511,888
	Chile — 0.2%
90,980	AFP Provida SA Sponsored ADR (a)	2,576,554
168,710	Banco Santander Chile SA ADR	7,424,927
37,200	Compania Cervecerias Unidas ADR	1,286,748

See accompanying notes to the financial statements.

3

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Chile — continued
106,080	Embotelladora Andina SA ADR A Shares	1,746,077
116,370	Embotelladora Andina SA ADR B Shares	2,121,425
98,280	Sociedad Quimica y Minera de Chile SA Sponsored ADR	3,766,089
	Total Chile	18,921,820
	China — 6.3%
13,759,990	Advanced Semiconductor Manufacturing Co Class H *	361,428
2,862,000	Ajisen China Holdings Ltd	2,397,272
9,190,000	Aluminum Corp of China Ltd	8,103,982
2,666,000	Angang Steel Co Ltd Class H	3,608,627
12,184,000	China Communication Services Corp Ltd Class H	9,879,927
26,800,000	China Construction Bank Class H	21,720,959
13,319,000	China Merchants Bank Co Ltd Class H	44,410,945
3,728,894	China Merchants Holdings International Co Ltd	13,746,827
5,718,442	China Mobile Ltd	64,915,740
375,649	China Mobile Ltd Sponsored ADR	21,306,811
27,305,351	China Petroleum & Chemical Corp Class H	26,295,649
1,116,000	China Shenhua Energy Co Ltd Class H	3,810,881
19,008,000	China Ting Group Holding Ltd	2,788,632
17,164,000	CNOOC Ltd	26,686,605
16,876,000	CNPC Hong Kong Ltd	6,469,429
2,025,000	Dongfang Electrical Machinery Co Ltd	6,273,826
331,670	Focus Media Holding Ltd ADR * (a)	10,852,242
9,861,136	GOME Electrical Appliances Holdings Ltd (a)	4,049,148
24,158,000	Huaneng Power International Inc Class H	17,968,840
56,486,000	Industrial and Commercial Bank of China Ltd Class H	38,676,618
38,781,000	Maoye International Holdings	8,844,807
521,390	New Oriental Education & Technology Group Inc Sponsored ADR *	38,634,999
6,396,000	Nine Dragons Paper Holdings Ltd	3,916,142
7,494,500	Parkson Retail Group Ltd (a)	10,750,093
6,356,172	Peace Mark Holdings Ltd (a)	1,221,620
790,590	Perfect World Co Ltd ADR * (a)	19,843,809
97,207,101	PetroChina Co Ltd Class H	124,620,784
33,832,789	Pico Far East Holdings Ltd	3,903,650

See accompanying notes to the financial statements.

4

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)
Shares	Description	Value ($)
	China — continued
111,590	Shanda Interactive Entertainment Ltd ADR *	2,956,019
6,975,500	Shandong Chenming Paper Holdings Ltd Class H *	5,335,794
7,431,000	Shandong Weigao Group Medical Polymer Co Ltd Class H	11,326,834
4,734,344	Shanghai Industrial Holdings Ltd	12,778,167
3,512,000	Tencent Holdings Ltd	29,803,986
6,260,000	Tianjin Development Holdings Ltd	3,463,590
6,600,000	Zhuzhou CSR Times Electric Co Ltd Class H	5,451,939
	Total China	617,176,621
	Czech Republic — 0.6%
390,860	CEZ AS	29,398,506
102,530	ECM Real Estate Investments AG *	2,748,227
54,090	Komercni Banka AS	11,909,054
311,870	Telefonica 02 Czech Republic AS	9,631,263
481,270	Unipetrol (a)	5,846,809
	Total Czech Republic	59,533,859
	Egypt — 0.7%
215,959	Alexandria Mineral Oils Co	3,010,734
1,519,735	Commercial International Bank	13,127,033
205,670	Egyptian Co for Mobile Services	4,785,901
728,550	Egyptian Financial Group-Hermes Holding	6,387,777
14,220	El Ezz Aldekhela Steel Alexa Co	3,761,764
663,570	El Ezz Steel Rebars SAE	3,156,741
226,553	ElSwedy Cables Holding Co *	5,732,899
598,900	Orascom Telecom Holding SAE	6,116,134
2,541,794	Sidi Kerir Petrochemicals Co	7,808,486
1,156,112	South Valley Cement *	3,076,699
5,102,230	Telecom Egypt	15,709,837
	Total Egypt	72,674,005
	Hungary — 2.7%
5,759,410	Magyar Telekom Nyrt (a)	29,525,605
619,690	MOL Magyar Olaj es Gazipari Nyrt (New Shares) (a)	66,570,075

See accompanying notes to the financial statements.

5

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Hungary — continued
3,056,070	OTP Bank Nyrt * (a)	137,059,535
164,000	Richter Gedeon Nyrt (a)	32,500,255
	Total Hungary	265,655,470
	India — 1.8%
51,800	BF Utilities Ltd *	2,581,872
527,711	Bombay Dyeing & Manufacturing Co Ltd	6,448,507
11,896,352	CBAY Systems Holdings Ltd * (b)	16,806,081
5,948,177	CBAY Systems Ltd * (c) (d)	59,482
913,308	Emco Ltd	2,277,327
810,679	Gammon India Ltd	4,015,299
321,462	Gitanjali Gems Ltd	1,739,783
239,769	HDFC Bank Ltd	6,925,676
607,200	Indiabulls Real Estate Ltd	3,945,781
7,051,100	Industrial Development Bank of India Ltd.	13,291,247
186,400	Infosys Technologies Ltd	7,375,331
1,106,547	Jindal Steel & Power Ltd	47,567,671
982,323	KSK Energy Ventures Ltd *	4,024,539
2,205,903	PTC India Ltd	3,889,961
206,000	Reliance Energy Ltd	4,594,344
416,976	Rural Electrification Corp Ltd	819,891
2,524,865	Satyam Computer Services Ltd	23,880,706
1,339,136	Sintex Industries Ltd	9,358,919
709,424	Tata Consultancy Services Ltd	13,024,786
	Total India	172,627,203
	Indonesia — 0.7%
184,360,000	Bakrie & Brothers Tbk PT *	6,914,872
93,288,500	Bumi Resources Tbk PT	55,457,388
42,237,600	Matahari Putra Prima Tbk PT	2,568,486
75,674,500	Truba Alam Manunggal Engineering Tbk PT *	3,914,705
	Total Indonesia	68,855,451

See accompanying notes to the financial statements.

6

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Israel — 1.4%
10,062,260	Bank Hapoalim BM	39,139,825
10,010,100	Bank Leumi Le	41,285,499
71,398	IDB Development Corp Ltd	1,558,000
1,675,760	Israel Chemicals Ltd	27,816,938
2,900	Teva Pharmaceutical Industries Ltd	137,358
498,020	Teva Pharmaceutical Industries Ltd Sponsored ADR	23,576,267
5,430	The Israel Corp Ltd	5,508,570
	Total Israel	139,022,457
	Lebanon — 0.0%
8,700	Banque Libanaise pour le Commerce Sal * (d)	35,695
	Malaysia — 2.2%
9,268,200	Berjaya Sports Toto Berhad	12,423,239
13,089,000	Genting Berhad	22,440,490
56,100,240	KNM Group Berhad	24,519,781
35,360,700	Resorts World Berhad	28,088,494
46,970,429	RHB Capital Berhad	57,593,622
8,819,900	Shangri-La Hotels Berhad	4,517,161
14,890,400	Sunway City Berhad	10,708,275
3,596,368	Tanjong Plc	13,948,312
9,321,900	UMW Holdings Berhad	16,842,875
21,518,620	WCT Engineering Berhad	19,590,917
	Total Malaysia	210,673,166
	Mexico — 1.3%
1,610,800	Alfa SA de CV Class A (a)	8,396,478
380,930	America Movil SAB de CV Class L ADR	19,572,183
15,984,789	Cemex SA de CV CPO *	32,038,754
663,140	Cemex SA de CV Sponsored CPO ADR * (a)	13,295,957
450,980	Fomento Economico Mexicano Sponsored ADR	20,032,532
2,346,011	Grupo Cementos de Chihuahua SA de CV	10,198,312
7,090,457	Grupo Mexico SA Class B	11,811,969
362,200	Telefonos de Mexico SA de CV Class L Sponsored ADR (a)	8,899,254
	Total Mexico	124,245,439

See accompanying notes to the financial statements.

7

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Morocco — 0.2%
7,310	Lafarge Ciments	2,012,358
809,044	Maroc Telecom	19,123,876
	Total Morocco	21,136,234
	Pakistan — 0.6%
2,558,110	Arif Habib Securities Ltd * (d)	2,834,017
442,540	Bank of Punjab * (d)	129,436
12,437,350	Hub Power Co Ltd (d)	3,165,041
2,923,090	MCB Bank Ltd (d)	8,418,499
5,843,920	National Bank of Pakistan (d)	6,416,279
14,548,070	Oil & Gas Development Co Ltd (d)	16,816,043
1,369,460	Pakistan Oilfields Ltd (d)	3,935,963
3,421,290	Pakistan Petroleum Ltd (d)	8,561,077
1,829,880	Pakistan State Oil Co Ltd (d)	6,047,387
7,710,690	United Bank Ltd (d)	6,211,530
	Total Pakistan	62,535,272
	Peru — 0.1%
64,380	Compania de Minas Buenaventura SA ADR	1,493,616
123,190	Southern Copper Corp	3,145,041
	Total Peru	4,638,657
	Philippines — 0.9%
707,472,942	Filinvest Land Inc	12,052,387
4,914,000	First Gen Corp	2,654,630
6,238,223	First Philippine Holdings	3,709,294
827,704,087	Megaworld Corp	25,946,085
345,346	Philippine Long Distance Telephone Co	20,296,517
11,567,600	PNOC Energy Development Corp	1,138,570
132,173,510	Robinsons Land Corp	21,704,206
	Total Philippines	87,501,689

See accompanying notes to the financial statements.

8

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Poland — 0.3%
145,000	KGHM Polska Miedz SA	4,881,824
1,139,970	Polski Koncern Naftowy Orlen SA	16,471,543
537,260	Powszechna Kasa Oszczednosci Bank Polski SA	11,549,197
	Total Poland	32,902,564
	Russia — 9.3%
923,600	Cherepovets MK Severstal GDR (Registered Shares)	15,608,840
638,390	CTC Media Inc *	12,384,766
172,200	Evraz Group SA GDR	13,001,100
5,281,873	Gazprom Neft	24,817,116
98,400	Gazprom Neft Sponsored ADR	2,268,120
933,800	JSC Mining & Smelting Co ADR	18,448,526
685	Lukoil GDR	203,582
1,999,550	Lukoil Sponsored ADR	148,566,565
212,880	Mobile Telesystems Sponsored ADR	14,475,840
10,005,800	OAO Gazprom Sponsored GDR	390,226,200
412,889	OAO Mechel ADR (a)	11,288,385
6,313,900	OAO Rosneft Oil Co GDR	53,857,567
261,900	OAO Tatneft Sponsored GDR (Registered Shares)	27,106,650
767,900	PIK Group GDR (Registered Shares) *	15,311,926
135,000	Russia Petroleum *	1,485,000
51,398,870	Sberbank RF	120,514,931
325,500	Vimpel-Communications Sponsored ADR	7,821,765
174,610	Wimm-Bill-Dann Foods ADR * (a)	12,138,887
599,988	X5 Retail Group NV GDR (Registered Shares) *	16,349,673
	Total Russia	905,875,439
	South Africa — 4.9%
2,137,675	Absa Group Ltd	30,179,083
993,848	Adcock Ingram Holdings Ltd *	4,841,741
81,400	Anglo American Platinum Ltd	10,253,536
770,900	ArcelorMittal South Africa Ltd	18,159,750
917,293	Aveng Ltd	7,881,272
1,440,126	Bidvest Group Ltd	21,276,185

See accompanying notes to the financial statements.

9

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	South Africa — continued
18,108	Eqstra Holdings Ltd *	33,522
24,502,900	FirstRand Ltd	52,178,842
638,100	Impala Platinum Holdings Ltd	18,004,343
1,793,300	Imperial Holdings Ltd	12,552,657
850,000	Investec Ltd	6,332,746
2,232,528	JD Group Ltd	8,711,021
2,284,700	MTN Group Ltd	35,126,175
4,306,380	Murray & Roberts Holdings Ltd	58,120,326
695,600	Nedbank Group Ltd	9,396,271
1,091,900	Reunert Ltd	8,229,968
13,400,571	Sanlam Ltd	30,913,494
943,100	Sasol Ltd	51,913,247
4,493,426	Standard Bank Group Ltd	52,424,082
11,819,600	Steinhoff International Holdings Ltd	28,262,165
993,848	Tiger Brands Ltd	17,480,376
	Total South Africa	482,270,802
	South Korea — 16.1%
4,403,499	Biomass Korea Co Ltd * (b)	2,724,646
172,755	Boryung Pharmaceutical Co Ltd (b)	4,187,410
577,880	Daehan Pulp Co Ltd * (b)	1,990,726
174,930	Daelim Industrial Co Ltd	10,781,859
11,275	Daesun Shipbuilding	2,040,286
145,206	DC Chemical Co Ltd (a)	39,235,196
501,263	Dongbu Insurance Co Ltd	14,033,999
399,080	Dongkuk Steel Mill Co Ltd	14,220,934
1,413,948	EnE System Inc * (a) (b)	5,513,906
268,700	GS Holdings Corp	6,768,944
1,645,239	Hana Financial Group Inc	58,283,375
103,868	Hanjin Heavy Industries & Construction Co Ltd	2,848,640
441,644	Hanjin Heavy Industries & Construction Holdings Co Ltd *	6,823,057
483,410	Hanjin Shipping (a)	12,281,273
1,330,332	Hanwha Corp	45,127,341
204,304	Honam Petrochemical Corp	12,080,729

See accompanying notes to the financial statements.

10

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
530,156	Hyundai Engineering & Construction (a)	27,170,822
1,004,360	Hyundai Marine & Fire Insurance Co Ltd	16,548,783
134,001	Hyundai Mipo Dockyard	19,168,872
329,250	Hyundai Mobis	27,339,999
978,250	Hyundai Motor Co (a)	63,914,025
352,190	Hyundai Steel Co (a)	16,300,032
255,460	Hyunjin Materials Co Ltd (a)	9,661,954
4,484,160	In the F Co Ltd * (b)	7,278,316
1,609,940	Industrial Bank of Korea	22,866,395
88,666	JVM Co Ltd	2,351,287
31,190	KCC Corp	10,230,960
1,902,660	Kookmin Bank (a)	104,091,137
40,200	Kookmin Bank ADR (a)	2,202,960
2,822,330	Korea Exchange Bank	35,346,738
268,433	Korea Gas Corp	19,325,738
98,790	Korea Line Corp (a)	15,823,322
4,623,926	Korea Real Estate *	5,096,709
124,799	Korea Zinc Co Ltd (a)	14,426,419
264,444	Korean Air Lines Co Ltd	9,302,323
727,680	KT Corp	29,838,483
313,740	KT Corp ADR	6,387,746
1,733,688	KT&G Corp	145,717,139
566,000	KT&G Corp GDR 144A	23,885,200
553,820	LG Corp	31,610,214
1,604,310	LG Display Co Ltd (a)	39,532,544
449,180	LG Electronics Inc (a)	41,381,517
851,780	LG Telecom Ltd	7,443,215
392,239	Maeil Dairy Industry (a)	3,835,141
142,680	MegaStudy Co Ltd	29,868,005
203,150	NHN Corp *	27,654,086
137,909	POSCO	59,319,840
7,650	POSCO ADR	819,315
794,190	Pumyang Construction Co Ltd (b)	12,632,415
163,370	S-Oil Corp (a)	9,687,951

See accompanying notes to the financial statements.

11

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
510,461	Samsung Electronics Co Ltd	239,442,844
280,046	Samsung Fire & Marine Insurance Co Ltd	50,859,248
1,344,825	Shinhan Financial Group Co Ltd	61,014,237
149,330	SK Corp	14,873,959
400	SK Telecom Co Ltd	73,698
616,500	SK Telecom Co Ltd ADR	12,576,600
347,217	Taewoong Co Ltd	30,089,636
2,152,380	Woori Finance Holdings Co Ltd	28,332,066
	Total South Korea	1,574,264,211
	Sri Lanka — 0.0%
191,860	Lanka Walltile Ltd	154,578
	Taiwan — 10.8%
18,302,547	Asustek Computer Inc	42,077,171
16,280,560	AU Optronics Corp	19,329,410
25,687,250	Chi Mei Optoelectronics Corp	21,574,179
51,193,000	China Bills Finance Corp *	10,189,417
42,493,261	China Development Financial Holding Corp	13,392,828
47,856,851	China Steel Corp	58,576,009
395,291	China Steel Corp Sponsored GDR	9,803,217
38,160,387	Chinatrust Financial Holding Co Ltd	24,553,059
14,754,610	Chunghwa Telecom Co Ltd	36,577,379
847,231	Chunghwa Telecom Co Ltd ADR *	20,960,495
19,295,545	Compal Electronics Inc	17,309,030
13,395	D-Link Corp	16,141
3,109,612	Delta Electronics Inc	8,328,895
2,512,471	DFI Inc	5,466,070
12,075,218	Dimerco Express Taiwan Corp (b)	11,716,997
5,563,942	Far Eastern Department Stores Ltd	4,078,201
9,551,445	Far Eastern Textile Co Ltd	8,761,599
8,792,500	Far Eastone Telecommunications Co Ltd	12,786,399
32,256,488	First Financial Holding Co Ltd	24,352,227
10,381,208	Formosa Chemicals & Fibre Co	17,826,395

See accompanying notes to the financial statements.

12

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
11,710,107	Formosa Plastics Corp	22,818,928
19,796,000	Fubon Financial Holding Co Ltd	16,672,879
1,738,600	High Tech Computer Corp	32,214,238
19,868,526	Hon Hai Precision Industry Co Ltd	99,671,168
19,686,120	KGI Securities Co Ltd	9,806,357
12,659,455	Les Enphants Co Ltd (b)	9,126,906
17,594,927	Lite-On Technology Corp	17,286,076
5,329,618	MediaTek Inc	61,197,983
52,863,000	Mega Financial Holdings Co Ltd	33,240,264
12,466,405	Nan Ya Plastics Corp	19,502,979
3,355,785	Novatek Microelectronics Corp Ltd	7,206,660
2,333,000	Powertech Technology Inc	7,232,907
2,208,635	Richtek Technology Corp	18,195,579
18,004,652	Siliconware Precision Industries Co	24,620,040
26,867,663	Taiwan Cement Corp	26,260,078
5,457,000	Taiwan Fertilizer Co Ltd	16,787,291
8,560,288	Taiwan Mobile Co Ltd	15,304,372
98,986,908	Taiwan Semiconductor Manufacturing Co Ltd	182,317,262
4,114	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	39,947
3,284,000	U-Ming Marine Transport Corp	8,656,523
6,898,845	Unimicron Technology Corp	7,661,463
71,993	Wan Hai Lines Ltd	38,989
36,705,020	Waterland Financial Holdings	10,546,787
9,852,000	Wintek Corp	6,133,868
65,262,000	Yuanta Financial Holding Co Ltd	37,293,577
	Total Taiwan	1,057,508,239
	Thailand — 5.5%
8,529,590	Advanced Info Service Pcl (Foreign Registered)	22,020,890
14,195,520	Bangkok Bank Pcl NVDR	48,145,284
29,855,800	Bangkok Dusit Medical Service Pcl (Foreign Registered)	31,745,766
22,635,830	Bank of Ayudhya Pcl (Foreign Registered) * (d)	13,446,106
24,673,710	Bank of Ayudhya Pcl NVDR *	14,656,645
210,000	Banpu Pcl (Foreign Registered) (d)	2,388,309

See accompanying notes to the financial statements.

13

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued
875,000	Banpu Pcl NVDR	9,900,515
41,673,020	BEC World Pcl (Foreign Registered)	27,138,702
14,577,580	Home Product Center Pcl (Foreign Registered)	2,005,098
120,245,800	IRPC Pcl (Foreign Registered)	14,317,819
63,197,650	Italian Thai Development Pcl (Foreign Registered)	8,358,000
32,344,560	Kasikornbank Pcl (Foreign Registered) (d)	67,459,095
65,026,000	Krung Thai Bank Pcl (Foreign Registered)	14,345,222
57,489,680	Land & Houses Pcl NVDR	11,058,872
5,380,500	Major Cineplex Group (Foreign Registered)	1,990,518
12,482,000	PTT Exploration & Production Pcl (Foreign Registered)	54,033,900
10,992,270	PTT Pcl (Foreign Registered)	84,855,445
8,938,690	Robinson Department Store Pcl (Foreign Registered)	2,664,325
3,499,793	Robinson Department Store Pcl NVDR	1,043,171
13,231,400	Saha Pathana International Holding Pcl (Foreign Registered)	7,286,854
615,985	Siam Cement Pcl (Foreign Registered) (d)	3,027,649
2,669,853	Siam Cement Pcl NVDR	12,812,090
25,380,900	Siam Commercial Bank Pcl (Foreign Registered)	57,728,650
3,108,050	Star Block Co Ltd (Foreign Registered) * (b) (d) (e)	908
6,509,320	Thai Oil Pcl (Foreign Registered)	9,386,690
10,883,760	Thoresen Thai Agencies Pcl (Foreign Registered)	11,873,502
	Total Thailand	533,690,025
	Turkey — 7.1%
10,454,200	Akbank TAS	53,639,771
17,568,040	Dogan Sirketler Grubu Holdings AS *	25,537,873
4,710,556	Enka Insaat ve Sanayi AS	41,757,174
6,741,796	Eregli Demir ve Celik Fabrikalari TAS	45,286,020
7,716,430	Haci Omer Sabanci Holding AS	32,281,854
9,450,816	KOC Holding AS *	32,693,313
42,150	Medya Holding AS * (d) (e)	356
371,500	Migros Turk TAS	6,733,884
2,370,420	Tupras-Turkiye Petrol Rafineriler AS	55,522,776
2,889,930	Turk Hava Yollari Anonim Ortakligi *	15,745,556
9,050,025	Turk Sise ve Cam Fabrikalari AS *	12,209,818

See accompanying notes to the financial statements.

14

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Turkey — continued
13,146,510	Turkcell Iletisim Hizmet AS	86,970,501
35,402,690	Turkiye Garanti Bankasi *	104,809,416
5,954,060	Turkiye Halk Bankasi AS	32,800,608
19,587,130	Turkiye IS Bankasi Class C	93,056,229
12,196,162	Turkiye Sinai Kalkinma Bankasi AS *	11,339,569
15,227,120	Turkiye Vakiflar Bankasi TAO Class D	28,780,619
5,190,063	Yapi ve Kredi Bankasi AS *	11,536,346
	Total Turkey	690,701,683
	TOTAL COMMON STOCKS (COST $8,759,581,230)	7,961,985,261
	PREFERRED STOCKS — 13.7%
	Brazil — 12.1%
822,300	Aracruz SA Class B (Registered) 2.24%	4,525,172
6,171,201	Banco Bradesco SA 0.52%	113,391,086
4,779,575	Banco Itau Holding Financeira SA 0.46%	90,166,829
2,550,064	Companhia Energetica de Minas Gerais 2.51%	55,053,222
1,400,800	Companhia Paranaense de Energia Class B 0.93%	24,062,822
3,596,208	Companhia Vale do Rio Doce Class A 0.54%	83,837,978
957,900	Electrobras (Centro) SA Class B 6.44%	14,715,225
2,153,400	Gerdau Metalurgica SA 5.90%	54,825,828
4,808,062	Gerdau SA 4.82%	90,556,751
16,776,250	Itausa-Investimentos Itau SA 0.15%	98,084,456
2,438,452	Net Servicos de Comunicacoa SA *	28,124,477
11,940,604	Petroleo Brasileiro SA (Petrobras) 0.08%	255,660,785
1,068,560	Petroleo Brasileiro SA Sponsored ADR 0.08%	45,916,023
4,073,323	Sadia SA 0.36%	26,913,920
3,250,080	Tele Norte Leste Participacoes ADR 0.56% (a)	75,466,858
525,700	Telecomunicacoes de Sao Paulo SA 4.31%	14,996,963
530,500	Telemar Norte Leste SA Class A 20.07%	27,664,110
2,231,700	Usinas Siderrurgicas de Minas Gerais SA Class A 0.55%	78,314,871
	Total Brazil	1,182,277,376

See accompanying notes to the financial statements.

15

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Russia — 0.3%
29,470	Transneft 1.04%	29,997,548
	South Korea — 1.3%
647,980	Hyundai Motor Co 4.20%	15,939,198
375,190	Hyundai Motor Co 4.41%	8,529,013
302,542	Samsung Electronics Co Ltd (Non Voting) 2.21%	100,491,151
	Total South Korea	124,959,362
	TOTAL PREFERRED STOCKS (COST $816,112,844)	1,337,234,286
	PRIVATE EQUITY SECURITIES — 0.8%
	Poland — 0.8%
	CHP Investors (Multimedia) * (c) (d)	25,154,296
	MHP Investors (Tri Media Holdings Ltd) * (c) (d)	49,128,101
	Total Poland	74,282,397
	Russia — 0.0%
46,624	Divot Holdings NV, Convertible Securities-Class F * (c) (d)	466
90,000	Divot Holdings NV, Private Equity Securities-Class D * (c) (d)	900
124,330	Divot Holdings NV, Private Equity Securities-Class E * (c) (d)	1,244
	Total Russia	2,610
	Sri Lanka — 0.0%
2,545,869	Millenium Information Technology * (b) (c) (d)	787,469
	TOTAL PRIVATE EQUITY SECURITIES (COST $3,925,627)	75,072,476
	INVESTMENT FUNDS — 0.4%
	China — 0.1%
250,446	Martin Currie China A Share Fund Ltd * (c) (d)	9,009,287

See accompanying notes to the financial statements.

16

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	India — 0.1%
10,303	Fire Capital Mauritius Private Fund * (c) (d) (f)	9,021,539
170	SPG Infinity Technology Fund I * (c) (d)	5,583
1,371,900	TDA India Technology Fund II LP * (c) (d)	2,455,262
	Total India	11,482,384
	Poland — 0.0%
1,749,150	The Emerging European Fund II LP * (c) (d)	790,406
	Russia — 0.2%
9,500,000	NCH Eagle Fund LP * (c) (d)	20,505,750
2,000	Steep Rock Russia Fund LP * (c) (d)	1,550,411
	Total Russia	22,056,161
	Ukraine — 0.0%
16,667	Societe Generale Thalmann Ukraine Fund * (c) (d)	4,000
	TOTAL INVESTMENT FUNDS (COST $26,727,183)	43,342,238
	DEBT OBLIGATIONS — 0.2%
	United States — 0.2%
16,409,984	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (g)	16,542,035
	TOTAL DEBT OBLIGATIONS (COST $17,173,433)	16,542,035
	RIGHTS AND WARRANTS — 0.1%
	Egypt — 0.1%
663,570	El Ezz Steel Rights, Expires 09/25/08 *	5,078,934

See accompanying notes to the financial statements.

17

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	Malaysia — 0.0%
4,963,466	Sunway City Warrants, Expires 10/04/17 *	577,742
3,826,400	WCT Engineering Warrants, Expires 04/22/13 *	806,211
	Total Malaysia	1,383,953
	TOTAL RIGHTS AND WARRANTS (COST $7,112,837)	6,462,887
	MUTUAL FUNDS — 0.0%
	United States — 0.0%
	Affiliated Issuers
8,064	GMO Special Purpose Holding Fund (d) (h)	5,887
	TOTAL MUTUAL FUNDS (COST $0)	5,887
	CONVERTIBLE SECURITIES — 0.0%
	India — 0.0%
3,380,000	Adani Enterprise, 6.00%, due 01/27/12	3,481,400
	TOTAL CONVERTIBLE SECURITIES (COST $4,148,950)	3,481,400
	SHORT-TERM INVESTMENTS — 5.3%
238,415,817	Bank of New York Mellon Institutional Cash Reserves Fund (i)	238,415,817
279,500,000	Royal Bank of Canada Time Deposit, 2.04%, due 09/02/08	279,500,000
	TOTAL SHORT-TERM INVESTMENTS (COST $517,915,817)	517,915,817
	TOTAL INVESTMENTS — 102.0% (Cost $10,152,697,921)	9,962,042,287
	Other Assets and Liabilities (net) — (2.0)%	(191,027,039)
	TOTAL NET ASSETS — 100.0%	$9,771,015,248

See accompanying notes to the financial statements.

18

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Additional information on each restricted security is as follows:

Issuer, Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund's Net Assets	Value as of August 31, 2008
CBAY Systems Ltd	5/06/03-11/10/05	$—	0.00%	$59,482
CHP Investors (Multimedia)	3/05/01	18,178,923	0.26%	25,154,296
Divot Holdings NV, Convertible Securities-Class F	3/27/02	46,624	0.00%	466
Divot Holdings NV, Private Equity Securities-Class D	6/2/00	1,502,100	0.00%	900
Divot Holdings NV, Private Equity Securities-Class E	9/21/01	124,330	0.00%	1,244
Fire Capital Mauritius Private Fund	9/06/06-1/18/08	10,341,817	0.09%	9,021,539
MHP Investors (Tri Media Holdings Ltd)	5/01/05	27,983,521	0.50%	49,128,101
Martin Currie China A Share Fund Ltd	1/20/06	2,710,928	0.09%	9,009,287
Millenium Information Technology	10/21/99	2,252,570	0.01%	787,469
NCH Eagle Fund LP	1/08/03	9,500,000	0.21%	20,505,750
SPG Infinity Technology Fund I	12/23/99	62,449	0.00%	5,583
Societe Generale Thalmann Ukraine Fund	7/15/97	199,943	0.00%	4,000
Steep Rock Russia Fund LP	12/22/06	2,000,000	0.02%	1,550,411
TDA India Technology Fund II LP	2/23/00-3/23/04	787,800	0.03%	2,455,262
The Emerging European Fund II LP	12/05/97-6/24/02	1,124,248	0.01%	790,406
				$118,474,196

See accompanying notes to the financial statements.

19

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

*  Non income-producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  Affiliated Company (Note 8).

(c)  Direct placement securities are restricted as to resale.

(d)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(e)  Bankrupt issuer.

(f)  The Fund is committed to additional capital contributions in the amount of $9,696,527 to this investment.

(g)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(h)  Underlying investment represents interests in defaulted securities.

(i)  All or a portion of this security represents investment of security lending collateral (Note 2).

As of August 31, 2008, 59.52% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

20

GMO Emerging Markets Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value, including securities on loan of $230,706,775 (cost $10,077,246,141) (Note 2)	$9,889,270,620
Investments in affiliated issuers, at value (cost $75,451,780) (Notes 2 and 8)	72,771,667
Foreign currency, at value (cost $40,297,453) (Note 2)	39,905,771
Receivable for investments sold	22,034,883
Dividends and interest receivable	32,487,343
Foreign taxes receivable	5,789,891
Receivable for expenses reimbursed by Manager (Note 3)	55,056
Total assets	10,062,315,231
Liabilities:
Due to custodian	27,477
Collateral on securities loaned, at value (Note 2)	238,415,817
Payable for investments purchased	21,967,152
Payable for Fund shares repurchased	16,416,442
Payable to affiliate for (Note 3):
Management fee	7,000,864
Shareholder service fee	810,780
Trustees and Chief Compliance Officer of GMO Trust fees	26,676
Accrued expenses	6,634,775
Total liabilities	291,299,983
Net assets	$9,771,015,248

See accompanying notes to the financial statements.

21

GMO Emerging Markets Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$8,987,497,249
Accumulated undistributed net investment income	37,199,745
Accumulated net realized gain	937,886,881
Net unrealized depreciation	(191,568,627)
$9,771,015,248
Net assets attributable to:
Class III shares	$2,659,414,452
Class IV shares	$2,034,733,084
Class V shares	$918,785,167
Class VI shares	$4,158,082,545
Shares outstanding:
Class III	186,283,433
Class IV	143,137,368
Class V	64,672,186
Class VI	292,162,054
Net asset value per share:
Class III	$14.28
Class IV	$14.22
Class V	$14.21
Class VI	$14.23

See accompanying notes to the financial statements.

22

GMO Emerging Markets Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $27,056,210)	$184,415,885
Interest	4,681,606
Securities lending income	737,889
Dividends from affiliated issuers (net of withholding taxes of $54,163)	216,654
Total investment income	190,052,034
Expenses:
Management fee (Note 3)	49,603,520
Shareholder service fee – Class III (Note 3)	2,368,096
Shareholder service fee – Class IV (Note 3)	1,377,182
Shareholder service fee – Class V (Note 3)	475,645
Shareholder service fee – Class VI (Note 3)	1,470,687
Custodian and fund accounting agent fees	8,222,040
Transfer agent fees	30,268
Audit and tax fees	81,236
Legal fees	190,992
Trustees fees and related expenses (Note 3)	74,205
Registration fees	9,752
Miscellaneous	106,904
Total expenses	64,010,527
Fees and expenses reimbursed by Manager (Note 3)	(331,200)
Expense reductions (Note 2)	(49,103)
Net expenses	63,630,224
Net investment income (loss)	126,421,810
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign captial gains tax of $3,868,096) (Note 2)	1,005,877,527
Investments in affiliated issuers	(3,318,495)
Realized gains distributions from affiliated issuers (Note 8)	18,263
Foreign currency, forward contracts and foreign currency related transactions (net of CPMF tax of $21,092) (Note 2)	(17,451,067)
Net realized gain (loss)	985,126,228
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(3,253,715,462)
Investments in affliliated issuers	(33,129,227)
Foreign currency, forward contracts and foreign currency related transactions	(1,221,425)
Net unrealized gain (loss)	(3,288,066,114)
Net realized and unrealized gain (loss)	(2,302,939,886)
Net increase (decrease) in net assets resulting from operations	$(2,176,518,076)

See accompanying notes to the financial statements.

23

GMO Emerging Markets Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$126,421,810	$145,969,612
Net realized gain (loss)	985,126,228	4,146,502,911
Change in net unrealized appreciation (depreciation)	(3,288,066,114)	(788,242,294)
Net increase (decrease) in net assets from operations	(2,176,518,076)	3,504,230,229
Distributions to shareholders from:
Net investment income
Class III	—	(48,626,770)
Class IV	—	(42,295,439)
Class V	—	(15,014,450)
Class VI	—	(80,326,387)
Total distributions from net investment income	—	(186,263,046)
Net realized gains
Class III	(445,601,696)	(949,235,421)
Class IV	(351,660,692)	(772,927,597)
Class V	(162,441,714)	(267,663,344)
Class VI	(763,204,208)	(1,418,555,036)
Total distributions from net realized gains	(1,722,908,310)	(3,408,381,398)
	(1,722,908,310)	(3,594,644,444)
Net share transactions (Note 7):
Class III	269,710,590	(1,040,843,043)
Class IV	(184,711,075)	486,322,877
Class V	92,917,099	616,982,566
Class VI	(39,491,333)	853,624,667
Increase (decrease) in net assets resulting from net share transactions	138,425,281	916,087,067
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	3,205,319	6,256,642
Class IV	3,701,930	3,200,572
Class V	629,237	2,262,707
Class VI	7,524,534	7,226,204
Increase in net assets resulting from purchase premiums and redemption fees	15,061,020	18,946,125
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	153,486,301	935,033,192
Total increase (decrease) in net assets	(3,745,940,085)	844,618,977
Net assets:
Beginning of period	13,516,955,333	12,672,336,356
End of period (including accumulated undistributed net investment income of $37,199,745 and distributions in excess of net investment income of $89,222,065, respectively)	$9,771,015,248	$13,516,955,333

See accompanying notes to the financial statements.

24

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004
Net assets value, beginning of period	$20.48		$20.67		$22.49	$19.05	$15.78	$8.82
Income (loss) from investment operations:
Net investment income (loss)†	0.19		0.25		0.41	0.37	0.34	0.23
Net realized and unrealized gain (loss)	(3.59)		5.94		3.00	6.24	4.40	6.97
Total from investment operations	(3.40)		6.19		3.41	6.61	4.74	7.20
Less distributions to shareholders:
From net investment income	—		(0.31)		(0.54)	(0.43)	(0.32)	(0.24)
From net realized gains	(2.80)		(6.07)		(4.69)	(2.74)	(1.15)	—
Total distributions	(2.80)		(6.38)		(5.23)	(3.17)	(1.47)	(0.24)
Net asset value, end of period	$14.28		$20.48		$20.67	$22.49	$19.05	$15.78
Total Return(a)	(17.41	)%**	28.38%		17.05%	37.99%	31.45%	82.10%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,659,414		$3,402,343		$4,276,782	$4,788,395	$4,433,098	$4,079,172
Net expenses to average daily net assets	1.10	%(b)*	1.09	%(b)	1.07%	1.10%	1.11%	1.12%
Net investment income to average daily net assets	1.01	%(c)**	1.04%		1.87%	1.88%	2.17%	1.85%
Portfolio turnover rate	34	%**	60%		44%	41%	57%	46%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.00	%(d)	0.01%	0.01%	0.01%	0.02%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.02		$0.04		$0.02	$0.01	$0.01	$0.06

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions (Note 2).

(c)  The ratio for the six months ended August 31, 2008, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

(d)  Ratio is less than 0.01%.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

25

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004
Net asset value, beginning of period	$20.40		$20.62		$22.45	$19.02	$15.75	$8.81
Income (loss) from investment operations:
Net investment income (loss)†	0.19		0.23		0.42	0.40	0.34	0.24
Net realized and unrealized gain (loss)	(3.57)		5.95		2.99	6.20	4.41	6.94
Total from investment operations	(3.38)		6.18		3.41	6.60	4.75	7.18
Less distributions to shareholders:
From net investment income	—		(0.33)		(0.55)	(0.43)	(0.33)	(0.24)
From net realized gains	(2.80)		(6.07)		(4.69)	(2.74)	(1.15)	—
Total distributions	(2.80)		(6.40)		(5.24)	(3.17)	(1.48)	(0.24)
Net asset value, end of period	$14.22		$20.40		$20.62	$22.45	$19.02	$15.75
Total Return(a)	(17.38	)%**	28.38%		17.10%	38.05%	31.59%	81.97%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,034,733		$3,021,319		$2,599,002	$3,081,021	$3,255,865	$1,799,736
Net expenses to average daily net assets	1.05	%(b)*	1.05	%(b)	1.03%	1.05%	1.06%	1.08%
Net investment income to average daily net assets	1.03	%(c)**	0.98%		1.94%	2.03%	2.13%	2.05%
Portfolio turnover rate	34	%**	60%		44%	41%	57%	46%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.00	%(d)	0.01%	0.01%	0.01%	0.02%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.03		$0.02		$0.02	$0.01	$0.00 (e)	$0.05

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions (Note 2).

(c)  The ratio for the six months ended August 31, 2008, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

(d)  Ratio is less than 0.01%.

(e)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

26

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27

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class V share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006
Net asset value, beginning of period	$20.39		$20.61		$22.44	$19.02
Income (loss) from investment operations:
Net investment income (loss)†	0.20		0.23		0.43	0.22
Net realized and unrealized gain (loss)	(3.58)		5.96		2.98	6.39
Total from investment operations	(3.38)		6.19		3.41	6.61
Less distributions to shareholders:
From net investment income	—		(0.34)		(0.55)	(0.45)
From net realized gains	(2.80)		(6.07)		(4.69)	(2.74)
Total distributions	(2.80)		(6.41)		(5.24)	(3.19)
Net asset value, end of period	$14.21		$20.39		$20.61	$22.44
Total Return(c)	(17.39	)%**	28.43%		17.11%	38.12%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$918,785		$1,190,887		$679,988	$1,447,059
Net expenses to average daily net assets	1.03	%(d)*	1.03	%(d)	1.01%	1.04%
Net investment income to average daily net assets	1.05	%(e)**	0.98%		1.97%	1.06%
Portfolio turnover rate	34	%**	60%		44%	41%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.00	%(g)	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.05		$0.03	$0.02

(a)  The class was inactive from October 27, 2004 to February 11, 2005.

(b)  Distributions from net realized gains were less than $0.01 per share.

(c)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions (Note 2).

(e)  The ratio for the six months ended August 31, 2008, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

(f)  The ratio for the period has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

(g)  Ratio is less than 0.01%.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

***  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2005.

****  Calculation represents portfolio turnover of the Fund for the year ended February 29, 2004.

See accompanying notes to the financial statements.

28

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights — (Continued)
(For a Class V share outstanding throughout each period)

	Period from February 11, 2005 (commencement of operations) through		Period from March 1, 2004 through		Period from August 4, 2003 (commencement of operations) through
	February 28, 2005(a)		October 26, 2004(a)		February 29, 2004
Net asset value, beginning of period	$17.88		$15.77		$10.81
Income (loss) from investment operations:
Net investment income (loss)†	(0.01)		0.25		0.13
Net realized and unrealized gain (loss)	1.15		(0.09)		5.02
Total from investment operations	1.14		0.16		5.15
Less distributions to shareholders:
From net investment income	—		(0.07)		(0.19)
From net realized gains	—		(0.00	)(b)	—
Total distributions	—		(0.07)		(0.19)
Net asset value, end of period	$19.02		$15.86		$15.77
Total Return(c)	6.38	%**	1.10	%**	47.82	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$38,564		$116,417		$382,193
Net expenses to average daily net assets	1.03	%*	1.05	%*	1.07	%*
Net investment income to average daily net assets	(0.05	)%(f)**	1.70	%(f)**	1.69	%*
Portfolio turnover rate	57	%***	57	%***	46	%****
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.01	%*	0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	—		—		$0.03

See accompanying notes to the financial statements.

29

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004
Net asset value, beginning of period	$20.42		$20.63		$22.45	$19.03	$15.76	$10.45
Income (loss) from investment operations:
Net investment income (loss)†	0.20		0.25		0.42	0.38	0.34	0.14
Net realized and unrealized gain (loss)	(3.59)		5.95		3.01	6.23	4.41	5.42
Total from investment operations	(3.39)		6.20		3.43	6.61	4.75	5.56
Less distributions to shareholders:
From net investment income	—		(0.34)		(0.56)	(0.45)	(0.33)	(0.25)
From net realized gains	(2.80)		(6.07)		(4.69)	(2.74)	(1.15)	—
Total distributions	(2.80)		(6.41)		(5.25)	(3.19)	(1.48)	(0.25)
Net asset value, end of period	$14.23		$20.42		$20.63	$22.45	$19.03	$15.76
Total Return(b)	(17.42	)%**	28.49%		17.20%	38.07%	31.63%	53.62	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$4,158,083		$5,902,406		$5,116,565	$3,203,435	$2,083,376	$879,837
Net expenses to average daily net assets	1.00	%(c)*	1.00	%(c)	0.98%	1.00%	1.01%	1.04	%*
Net investment income to average daily net assets	1.06	%(d)**	1.05%		1.93%	1.94%	2.15%	1.54	%*
Portfolio turnover rate	34	%**	60%		44%	41%	57%	46	%***
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.00	%(e)	0.01%	0.01%	0.01%	0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.03		$0.03		$0.02	$0.02	$0.03	$0.04

(a)  Period from June 30, 2003 (commencement of operations) through February 29, 2004.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions (Note 2).

(d)  The ratio for the six months ended August 31, 2008, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

(e)  Ratio is less than 0.01%.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

***  Calculation represents portfolio turnover of the Fund for the year ended February 29, 2004.

See accompanying notes to the financial statements.

30

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Emerging Markets Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its investment objective by outperforming the S&P/IFCI (Investable) Composite Index. The Fund typically makes equity investments in companies whose stocks are traded in the securities markets of the world's non-developed markets ("emerging markets"), which excludes countries that are included in the MSCI EAFE Index.

Throughout the period ended August 31, 2008, the Fund had four classes of shares outstanding: Class III, Class IV, Class V and Class VI. Each class of shares bears a different level of shareholder service fees.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). Shares of GMO Special Purpose Holding Fund are not publicly available for direct purchase.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a

31

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities using fair value prices supplied by a third party vendor based on models to the extent that these fair value prices are available.

Indian regulators have alleged that the Fund violated certain conditions under which it was granted permission to operate in India and have restricted a portion of the Fund's locally held assets pending resolution of the dispute. The amount of these restricted assets represents less than 0.1% of the Fund's net assets as of August 31, 2008. The valuation of this possible claim and all matters relating to the Fund's response to these allegations are subject to supervision and control of the Trustees, and all costs in respect of this matter are being borne by the Fund.

GMO Special Purpose Holding Fund ("SPHF"), an investment of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF. For the period ended August 31, 2008, the Fund received $18,263 through SPHF in conjunction with settlement agreements related to the default of those securities.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$3,367,027,506	$39,905,771
Level 2 - Other Significant Observable Inputs	6,322,562,374	—
Level 3 - Significant Unobservable Inputs	272,452,407	—
Total	$9,962,042,287	$39,905,771

*  Other financial instruments include foreign currency.

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of February 29, 2008	$285,092,634	$—
Realized gain (loss)	33,411,198	—
Change in unrealized appreciation/depreciation	(151,226,471)	—
Net purchases (sales)	24,759,296	—
Net transfers in and/or out of Level 3	80,415,750	—
Balance as of August 31, 2008	$272,452,407	$—

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts,

33

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. They expose the Fund to risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the

34

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of substantial losses if the price of the underlying instrument increases during the term of the option. Options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund values exchange traded options at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. The Fund values options traded over-the-counter using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities. Indexed securities are securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which investing through conventional securities is difficult. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

35

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. The Fund had no swap agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing,

36

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2008, the Fund had loaned securities valued by the Fund at $230,706,775, collateralized by cash in the amount of $238,415,817, which was invested in the Bank of New York Mellon Institutional Cash Reserves Fund.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and, if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by some countries in which it invests. For the period ended August 31, 2008, the Fund incurred $3,868,096 in capital gain taxes, which is included in net realized gain (loss) in the Statement of Operations.

The Fund is subject to a Contribuição Provisória sobre Movimentações Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to/from the Brazilian market. The CPMF tax has been included in the net realized gain (loss) on investmets throughout the period. For the period ended August 31, 2008, the Fund incurred $21,092 in CPMF tax, which is included in net realized gain (loss) on foreign currency, forward contracts and foreign currency related transactions in the Statement of Operations.

The Fund is currently subject to a Taiwanese security transaction tax of 0.30% of the transaction amount on equities and 0.10% of the transaction amount on mutual fund shares, which must be paid by the Fund upon the sale or transfer of any portfolio securities subject to that tax.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are

37

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of February 29, 2008, the Fund elected to defer to March 1, 2008 post-October currency losses of $12,836,574.

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$10,271,601,233	$1,221,221,892	$(1,530,780,838)	$(309,558,946)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

38

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund also incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

As of August 31, 2008, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.80% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the Manager may waive the purchase premium or redemption fee in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. These fees are allocated relative to each class's net assets on the share transaction date. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except for estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may charge a redemption fee based on estimated or known transaction costs. The Fund charges no premium for reinvested distributions.

Investment risks

Investments in securities of issuers in emerging countries present risks that are not inherent in many other investments. Many emerging countries are subject to political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency

39

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

regulations or controls that impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in some countries based on the Manager's expectations that conditions in those countries will improve. These factors may result in significant volatility in the values of the Fund's holdings. The markets in emerging countries are typically less liquid than those of developed markets. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating the values it has placed on its holdings.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares, 0.105% for Class IV shares, 0.085% for Class V shares, and 0.055% for Class VI shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.81% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, custodial fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

40

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the GMO Special Purpose Holding Fund. For the period ended August 31, 2008, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.000%	0.000%	0.000%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $66,569 and $36,340, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2008 aggregated $4,048,413,617 and $5,258,280,766, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, the Fund had no shareholders individually holding more than 10% of the Fund's outstanding shares.

As of August 31, 2008, 0.23% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and 20.96% of the Fund's shares were held by accounts for which the Manager has investment discretion.

41

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

7. Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	16,150,785	$262,814,638	511,450	$11,067,541
Shares issued to shareholders in reinvestment of distributions	28,205,569	427,878,473	41,256,239	944,580,044
Shares repurchased	(24,221,872)	(420,982,521)	(82,489,753)	(1,996,490,628)
Purchase premiums	—	495,625	—	34,924
Redemption fees	—	2,709,694	—	6,221,718
Net increase (decrease)	20,134,482	$272,915,909	(40,722,064)	$(1,034,586,401)
	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class IV:	Shares	Amount	Shares	Amount
Shares sold	2,061,139	$30,062,340	42,157,428	$1,040,161,863
Shares issued to shareholders in reinvestment of distributions	23,256,061	351,166,527	35,738,546	808,409,341
Shares repurchased	(30,277,085)	(565,939,942)	(55,851,088)	(1,362,248,327)
Purchase premiums	—	217,180	—	4,000
Redemption fees	—	3,484,750	—	3,196,572
Net increase (decrease)	(4,959,885)	$(181,009,145)	22,044,886	$489,523,449

42

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class V:	Shares	Amount	Shares	Amount
Shares sold	1,705,254	$32,236,806	36,562,016	$922,567,536
Shares issued to shareholders in reinvestment of distributions	10,762,433	162,405,109	12,460,349	281,241,715
Shares repurchased	(6,204,563)	(101,724,816)	(23,612,498)	(586,826,685)
Purchase premiums	—	80,455	—	—
Redemption fees	—	548,782	—	2,262,707
Net increase (decrease)	6,263,124	$93,546,336	25,409,867	$619,245,273
	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class VI:	Shares	Amount	Shares	Amount
Shares sold	15,970,102	$282,347,582	25,646,673	$584,700,516
Shares issued to shareholders in reinvestment of distributions	49,969,837	755,543,934	64,927,161	1,472,096,525
Shares repurchased	(62,895,653)	(1,077,382,849)	(49,478,255)	(1,203,172,374)
Purchase premiums	—	699,958	—	953,166
Redemption fees	—	6,824,576	—	6,273,038
Net increase (decrease)	3,044,286	$(31,966,799)	41,095,579	$860,850,871

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2008 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Special Purpose Holding Fund	$10,161	$—	$—	$—	$18,263	$5,887
Totals	$10,161	$—	$—	$—	$18,263	$5,887

43

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

An affiliated company is a company in which the Fund has or had ownership of at least 5% of the voting securities. A summary of the Fund's transactions with companies which are or were affiliates during the period ended August 31, 2008 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bakrie & Brothers Tbk PT*	$52,163,380	$—	$30,662,144	$—	$6,914,872
Biomass Korea Co Ltd	4,806,682	—	—	—	2,724,646
Boryung Pharmaceutical Co Ltd	9,623,938	—	610,532	—	4,187,410
CBAY Systems Holdings Ltd	18,319,951	—	—	—	16,806,081
Daehan Pulp Co Ltd	3,241,894	—	—	—	1,990,726
Dimerco Express Taiwan Corp	13,447,262	—	—	154,271	11,716,997
EnE System Inc	9,225,369	—	—	—	5,513,906
In The F Co Ltd	11,011,120	—	—	—	7,278,316
Les Enphants Co Ltd	8,606,563	—	—	62,383	9,126,906
Millenium Information Technology	787,470	—	—	—	787,469
Pumyang Construction Co Ltd	13,435,930	—	—	—	12,632,415
Star Block Co Ltd	987	—	—	—	908
(Foreign Registered)
Totals	$144,670,546	$—	$31,272,676	$216,654	$79,680,652

*  No longer an affiliate as of August 31, 2008.

44

GMO Emerging Markets Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory

45

GMO Emerging Markets Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain

46

GMO Emerging Markets Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

47

GMO Emerging Markets Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

48

GMO Emerging Markets Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2008 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	1.10%	$1,000.00	$825.90	$5.06
2) Hypothetical	1.10%	$1,000.00	$1,019.66	$5.60
Class IV
1) Actual	1.05%	$1,000.00	$826.20	$4.83
2) Hypothetical	1.05%	$1,000.00	$1,019.91	$5.35
Class V
1) Actual	1.03%	$1,000.00	$826.10	$4.74
2) Hypothetical	1.03%	$1,000.00	$1,020.01	$5.24
Class VI
1) Actual	1.00%	$1,000.00	$825.80	$4.60
2) Hypothetical	1.00%	$1,000.00	$1,020.16	$5.09

*  Expenses are calculated using each Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

49

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.4%
Short-Term Investments	3.3
Futures	0.0
Other	0.3
100.0%
Industry Sector Summary	% of Equity Investments
Health Care	24.4%
Energy	19.9
Consumer Staples	18.0
Information Technology	16.0
Financials	6.7
Industrials	5.9
Consumer Discretionary	5.9
Materials	2.1
Telecommunication Services	1.0
Utilities	0.1
100.0%

1

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.4%
	Consumer Discretionary — 5.6%
62,900	Abercrombie & Fitch Co.-Class A	3,299,105
8,100	Advance Auto Parts, Inc.	348,624
73,200	Amazon.com, Inc. *	5,915,292
21,900	American Eagle Outfitters, Inc.	329,595
80,600	Apollo Group, Inc.-Class A *	5,132,608
90,400	AutoNation, Inc. *	1,026,040
28,820	AutoZone, Inc. *	3,954,969
155,100	Bed Bath & Beyond, Inc. *	4,755,366
75,000	Best Buy Co., Inc.	3,357,750
25,100	BorgWarner, Inc.	1,037,885
114,600	Coach, Inc. *	3,322,254
22,800	DirecTV Group (The), Inc. *	643,188
40,900	Discovery Holding Co.-Class A *	827,407
35,900	Family Dollar Stores, Inc.	894,628
45,700	GameStop Corp.-Class A *	2,004,859
171,600	Gannett Co., Inc.	3,052,764
144,400	Gap (The), Inc.	2,808,580
81,900	General Motors Corp.	819,000
148,400	Harley-Davidson, Inc.	5,903,352
2,118,304	Home Depot, Inc.	57,448,404
21,300	ITT Educational Services, Inc. *	1,893,783
45,600	Johnson Controls, Inc.	1,409,952
124,600	Kohl's Corp. *	6,126,582
59,200	Liz Claiborne, Inc.	959,632
951,400	Lowe's Cos., Inc.	23,442,496
100,700	McDonald's Corp.	6,248,435
11,300	Mohawk Industries, Inc. *	780,265
30,900	Nike, Inc.-Class B	1,872,849
279,500	Office Depot, Inc. *	1,967,680
7,800	Ross Stores, Inc.	313,638
304,400	Staples, Inc.	7,366,480

See accompanying notes to the financial statements.

2

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Consumer Discretionary — continued
232,200	Target Corp.	12,311,244
106,300	TJX Cos. (The), Inc.	3,852,312
18,200	Urban Outfitters, Inc. *	648,284
8,100	Yum! Brands, Inc.	289,008
	Total Consumer Discretionary	176,364,310
	Consumer Staples — 17.4%
1,166,800	Altria Group, Inc.	24,537,804
160,100	Archer-Daniels-Midland Co.	4,076,146
89,500	Avon Products, Inc.	3,833,285
1,848,900	Coca-Cola Co. (The)	96,272,223
48,500	Coca-Cola Enterprises, Inc.	827,895
308,700	Colgate-Palmolive Co.	23,470,461
123,500	Costco Wholesale Corp.	8,281,910
53,800	CVS Caremark Corp.	1,969,080
36,900	Energizer Holdings, Inc. *	3,134,286
59,600	Estee Lauder Cos. (The), Inc.-Class A	2,966,292
36,500	General Mills, Inc.	2,415,570
20,700	HJ Heinz Co.	1,041,624
8,100	Hormel Foods Corp.	288,846
37,600	Kellogg Co.	2,046,944
177,100	Kimberly-Clark Corp.	10,923,528
129,906	Kraft Foods, Inc.	4,093,338
8,100	McCormick & Co., Inc. (Non Voting)	327,645
10,000	Pepsi Bottling Group (The), Inc.	295,800
13,400	PepsiAmericas, Inc.	313,962
1,341,500	PepsiCo, Inc.	91,865,920
513,500	Philip Morris International, Inc.	27,574,950
1,118,800	Procter & Gamble Co. (The)	78,058,676
40,325	Supervalu, Inc.	935,137
18,400	Tyson Foods, Inc.-Class A	267,168
65,400	UST, Inc.	3,504,786
744,400	Walgreen Co.	27,118,492

See accompanying notes to the financial statements.

3

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Consumer Staples — continued
2,026,300	Wal-Mart Stores, Inc.	119,693,541
54,700	WM Wrigley Jr. Co.	4,347,556
	Total Consumer Staples	544,482,865
	Energy — 19.2%
189,400	Anadarko Petroleum Corp.	11,691,662
217,710	Apache Corp.	24,901,670
11,600	Arch Coal, Inc.	629,184
28,200	Baker Hughes, Inc.	2,256,282
67,600	BJ Services Co.	1,815,060
6,800	Cabot Oil & Gas Corp.	302,192
49,900	Cameron International Corp. *	2,324,841
176,400	Chesapeake Energy Corp.	8,537,760
1,468,800	Chevron Corp.	126,786,816
10,100	Cimarex Energy Co.	560,954
3,800	Comstock Resources, Inc. *	246,772
704,168	ConocoPhillips	58,100,902
66,300	Denbury Resources, Inc. *	1,650,207
230,100	Devon Energy Corp.	23,481,705
30,140	Diamond Offshore Drilling, Inc.	3,312,687
4,300	Encore Acquisition Co. *	221,708
4,300	ENSCO International, Inc.	291,454
85,990	EOG Resources, Inc.	8,979,076
2,244,900	Exxon Mobil Corp.	179,614,449
51,900	FMC Technologies, Inc. *	2,779,764
4,900	Forest Oil Corp. *	278,908
3,900	Foundation Coal Holdings, Inc.	230,685
105,900	Halliburton Co.	4,653,246
4,800	Helmerich & Payne, Inc.	274,176
121,090	Hess Corp.	12,679,334
84,000	Murphy Oil Corp.	6,596,520
75,300	Nabors Industries Ltd. *	2,682,939
3,800	National Oilwell Varco, Inc. *	280,174
10,800	Newfield Exploration Co. *	488,376

See accompanying notes to the financial statements.

4

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Energy — continued
46,200	Noble Corp.	2,323,398
33,300	Noble Energy, Inc.	2,388,609
691,000	Occidental Petroleum Corp.	54,837,760
18,700	Patterson-UTI Energy, Inc.	531,454
11,900	Peabody Energy Corp.	749,105
4,900	Pioneer Natural Resources Co.	309,533
9,400	Plains Exploration & Production Co. *	506,660
28,800	Quicksilver Resources, Inc. *	696,672
15,500	Range Resources Corp.	719,510
121,900	Schlumberger Ltd.	11,485,418
32,900	Smith International, Inc.	2,293,130
109,300	Southwestern Energy Co. *	4,193,841
32,800	Sunoco, Inc.	1,455,664
95,019	Transocean, Inc. *	12,086,417
253,100	Valero Energy Corp.	8,797,756
5,600	W&T Offshore, Inc.	196,896
164,200	Weatherford International Ltd. *	6,334,836
6,000	Whiting Petroleum Corp. *	577,440
65,100	XTO Energy, Inc.	3,281,691
	Total Energy	600,415,293
	Financials — 6.5%
14,900	ACE Ltd.	783,889
213,100	Aflac, Inc.	12,082,770
477,400	Allstate Corp. (The)	21,545,062
714,600	American International Group, Inc.	15,356,754
35,200	AON Corp.	1,671,648
31,300	Assurant, Inc.	1,828,859
972,977	Bank of America Corp.	30,298,504
170,100	BB&T Corp.	5,103,000
28,160	BlackRock, Inc.	6,117,760
57,500	Charles Schwab Corp. (The)	1,379,425
369,200	Chubb Corp.	17,725,292
1,637,100	Citigroup, Inc.	31,088,529

See accompanying notes to the financial statements.

5

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Financials — continued
48,200	Comerica, Inc.	1,353,938
16,000	Fifth Third Bancorp	252,480
30,400	First American Corp.	768,208
44,300	Freddie Mac	199,793
3,290	Goldman Sachs Group, Inc.	539,461
72,600	Hartford Financial Services Group (The), Inc.	4,579,608
225,500	Hudson City Bancorp, Inc.	4,158,220
82,600	Leucadia National Corp.	3,823,554
20,400	Marshall & Ilsley Corp.	314,160
15,700	Morgan Stanley	641,031
10,800	Nasdaq OMX Group (The), Inc. *	353,052
3,900	Northern Trust Corp.	313,521
23,700	Old Republic International Corp.	259,041
228,000	Progressive Corp. (The)	4,211,160
21,800	Safeco Corp.	1,473,680
31,200	SEI Investment Co.	736,944
37,100	State Street Corp.	2,510,557
12,400	T. Rowe Price Group, Inc.	736,064
33,200	Torchmark Corp.	1,983,368
386,700	Travelers Cos. (The), Inc.	17,076,672
14,700	UnionBanCal Corp.	1,083,096
26,900	Unum Group	683,529
226,500	US Bancorp	7,216,290
65,250	W.R. Berkley Corp.	1,537,290
27,200	Wachovia Corp.	432,208
	Total Financials	202,218,417
	Health Care — 23.5%
335,700	Abbott Laboratories	19,279,251
29,000	Aetna, Inc.	1,251,060
139,300	AmerisourceBergen Corp.	5,712,693
254,600	Amgen, Inc. *	16,001,610
10,500	Amylin Pharmaceuticals, Inc. *	230,790
9,500	Applied Biosystems, Inc.	346,655

See accompanying notes to the financial statements.

6

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Health Care — continued
14,000	Bard (C.R.), Inc.	1,308,300
15,900	Becton, Dickinson & Co.	1,389,342
155,500	Biogen Idec, Inc. *	7,919,615
9,000	BioMarin Pharmaceutical, Inc. *	271,260
170,800	Cardinal Health, Inc.	9,390,584
21,700	Covance, Inc. *	2,047,178
258,200	Coventry Health Care, Inc. *	9,042,164
17,000	DENTSPLY International, Inc.	666,230
588,200	Eli Lilly & Co.	27,439,530
326,000	Express Scripts, Inc. *	23,931,660
332,200	Forest Laboratories, Inc. *	11,856,218
43,000	Genentech, Inc. *	4,246,250
27,300	Genzyme Corp. *	2,137,590
449,900	Gilead Sciences, Inc. *	23,700,732
7,300	Illumina, Inc. *	628,749
15,730	Intuitive Surgical, Inc. *	4,644,597
31,500	Invitrogen Corp. *	1,337,490
2,027,700	Johnson & Johnson	142,810,911
61,000	King Pharmaceuticals, Inc. *	697,840
372,000	McKesson Corp.	21,494,160
135,100	Medco Health Solutions, Inc. *	6,329,435
330,700	Medtronic, Inc.	18,056,220
1,158,900	Merck & Co., Inc.	41,337,963
28,700	Patterson Cos., Inc. *	933,898
402,300	PDL BioPharma, Inc.	4,855,761
8,600	Perrigo Co.	300,914
6,260,480	Pfizer, Inc.	119,637,773
33,200	Quest Diagnostics, Inc.	1,794,460
205,200	Stryker Corp.	13,787,388
3,391,072	UnitedHealth Group, Inc.	103,258,142
31,700	Varian Medical Systems, Inc. *	2,002,172
9,200	Waters Corp. *	627,900
542,000	WellPoint, Inc. *	28,612,180

See accompanying notes to the financial statements.

7

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Health Care — continued
409,700	Wyeth	17,731,816
524,200	Zimmer Holdings, Inc. *	37,946,838
	Total Health Care	736,995,319
	Industrials — 5.7%
254,100	3M Co.	18,193,560
42,910	Burlington Northern Santa Fe Corp.	4,608,534
16,500	Caterpillar, Inc.	1,167,045
121,500	CH Robinson Worldwide, Inc.	6,331,365
29,500	Copart, Inc. *	1,298,295
92,300	CSX Corp.	5,969,964
176,100	Danaher Corp.	14,364,477
206,000	Deere & Co.	14,537,420
87,000	Emerson Electric Co.	4,071,600
6,100	Fastenal Co.	316,773
19,790	Flowserve Corp.	2,614,655
74,000	Fluor Corp.	5,929,620
4,300	FTI Consulting, Inc. *	315,620
286,700	General Dynamics Corp.	26,462,410
24,400	Goodrich Corp.	1,250,500
5,200	Harsco Corp.	273,728
14,500	Honeywell International, Inc.	727,465
48,000	Jacobs Engineering Group, Inc. *	3,543,360
10,300	Joy Global, Inc.	731,712
96,500	L-3 Communications Holdings, Inc.	10,030,210
2,830	Lockheed Martin Corp.	329,525
10,800	Manitowoc Co. (The), Inc.	271,944
12,300	Manpower, Inc.	591,138
46,000	Masco Corp.	876,760
23,700	Norfolk Southern Corp.	1,742,661
8,900	Northrop Grumman Corp.	612,765
74,400	Paccar, Inc.	3,203,664
67,800	Parker-Hannifin Corp.	4,343,946
40,200	Raytheon Co.	2,411,598

See accompanying notes to the financial statements.

8

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Industrials — continued
22,100	Rockwell Collins, Inc.	1,162,239
9,200	Ryder Systems, Inc.	593,584
10,730	SPX Corp.	1,279,552
12,700	Stericycle, Inc. *	753,110
83,100	Textron, Inc.	3,415,410
112,200	Tyco International Ltd.	4,811,136
29,800	Union Pacific Corp.	2,500,220
110,900	United Parcel Service, Inc.-Class B	7,110,908
275,700	United Technologies Corp.	18,083,163
3,800	W.W. Grainger, Inc.	342,114
	Total Industrials	177,173,750
	Information Technology — 15.4%
18,900	Activision Blizzard, Inc. *	620,298
98,000	Affiliated Computer Services, Inc.-Class A *	5,217,520
6,400	Amphenol Corp.-Class A	304,128
221,250	Apple, Inc. *	37,508,512
17,000	BMC Software, Inc. *	553,520
2,001,200	Cisco Systems, Inc. *	48,128,860
86,700	Citrix Systems, Inc. *	2,624,409
15,900	Cypress Semiconductor Corp. *	515,478
475,500	Dell, Inc. *	10,332,615
896,300	eBay, Inc. *	22,344,759
166,500	EMC Corp. *	2,544,120
148,200	Fiserv, Inc. *	7,685,652
33,900	FLIR Systems, Inc. *	1,210,230
72,810	Google, Inc.-Class A *	33,732,145
8,100	Hewitt Associates, Inc.-Class A *	325,701
101,700	Hewlett-Packard Co.	4,771,764
504,400	Intel Corp.	11,535,628
165,840	International Business Machines Corp.	20,187,703
11,500	Intuit, Inc. *	345,805
97,400	Juniper Networks, Inc. *	2,503,180
14,000	Lexmark International, Inc. *	503,580

See accompanying notes to the financial statements.

9

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Information Technology — continued
30,400	MasterCard, Inc.-Class A	7,373,520
5,106,300	Microsoft Corp.	139,350,927
2,376,800	Oracle Corp. *	52,123,224
1,151,500	Qualcomm, Inc.	60,626,475
8,800	Salesforce.com, Inc. *	492,976
29,200	Texas Instruments, Inc.	715,692
53,500	Total System Services, Inc.	1,065,720
36,700	VeriSign, Inc. *	1,173,299
124,200	Western Digital Corp. *	3,385,692
128,900	Western Union Co. (The)	3,560,218
	Total Information Technology	483,363,350
	Materials — 2.1%
25,500	Air Products & Chemicals, Inc.	2,342,175
246,700	Barrick Gold Corp.	8,567,891
17,300	Dow Chemical Co. (The)	590,449
6,900	Ecolab, Inc.	315,606
13,600	FMC Corp.	1,000,144
3,300	Freeport-McMoRan Copper & Gold, Inc.	294,756
295,570	Monsanto Co.	33,768,873
113,600	Nucor Corp.	5,964,000
55,400	Owens-IIlinois, Inc. *	2,470,840
77,300	Praxair, Inc.	6,944,632
7,900	Reliance Steel & Aluminum Co.	450,379
34,900	Sigma-Aldrich Corp.	1,980,924
	Total Materials	64,690,669
	Telecommunication Services — 0.9%
390,267	AT&T, Inc.	12,484,641
7,800	Crown Castle International Corp. *	291,720
468,322	Verizon Communications, Inc.	16,447,469
	Total Telecommunication Services	29,223,830

See accompanying notes to the financial statements.

10

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	Utilities — 0.1%
13,900	Exelon Corp.	1,055,844
24,700	FirstEnergy Corp.	1,794,208
8,500	Southern Co. (The)	318,835
16,700	TECO Energy, Inc.	297,928
	Total Utilities	3,466,815
	TOTAL COMMON STOCKS (COST $3,244,604,934)	3,018,394,618
	SHORT-TERM INVESTMENTS — 3.3%
	Money Market Funds — 0.8%
25,387,112	State Street Institutional Treasury Money Market Fund-Institutional Class	25,387,112
	Other Short-Term Investments — 2.5%
14,718,808	State Street Eurodollar Time Deposit, 1.00%, due 09/02/08	14,718,808
62,000,000	U.S. Treasury Bill, 1.70%, due 01/22/09 (a)	61,587,948
	Total Other Short-Term Investments	76,306,756
	TOTAL SHORT-TERM INVESTMENTS (COST $101,662,620)	101,693,868
	TOTAL INVESTMENTS — 99.7% (Cost $3,346,267,554)	3,120,088,486
	Other Assets and Liabilities (net) — 0.3%	10,117,664
	TOTAL NET ASSETS — 100.0%	$3,130,206,150

See accompanying notes to the financial statements.

11

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

A summary of outstanding financial instruments at August 31, 2008 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
1,104	S&P 500 E-Mini	September 2008	$70,799,520	$550,489

As of August 31, 2008, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  Rate shown represents yield-to-maturity.

See accompanying notes to the financial statements.

12

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments, at value (cost $3,346,267,554) (Note 2)	$3,120,088,486
Receivable for Fund shares sold	97,175
Dividends and interest receivable	8,235,777
Receivable for collateral on open futures contracts (Note 2)	3,974,400
Receivable for expenses reimbursed by Manager (Note 3)	58,621
Total assets	3,132,454,459
Liabilities:
Payable for Fund shares repurchased	57,262
Payable to affiliate for (Note 3):
Management fee	835,089
Shareholder service fee	229,962
Administration fee – Class M	6,577
Trustees and Chief Compliance Officer of GMO Trust fees	7,498
Payable for 12b-1 fee – Class M	16,470
Payable for variation margin on open futures contracts (Note 2)	855,600
Accrued expenses	239,851
Total liabilities	2,248,309
Net assets	$3,130,206,150

See accompanying notes to the financial statements.

13

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$3,471,859,413
Accumulated undistributed net investment income	8,589,545
Accumulated net realized loss	(124,614,229)
Net unrealized depreciation	(225,628,579)
$3,130,206,150
Net assets attributable to:
Class III shares	$787,924,804
Class IV shares	$441,139,902
Class VI shares	$1,862,700,880
Class M shares	$38,440,564
Shares outstanding:
Class III	66,784,318
Class IV	37,475,937
Class VI	158,242,634
Class M	3,263,153
Net asset value per share:
Class III	$11.80
Class IV	$11.77
Class VI	$11.77
Class M	$11.78

See accompanying notes to the financial statements.

14

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends	$34,134,548
Interest	576,859
Total investment income	34,711,407
Expenses:
Management fee (Note 3)	5,411,588
Shareholder service fee – Class III (Note 3)	752,788
Shareholder service fee – Class IV (Note 3)	233,685
Shareholder service fee – Class VI (Note 3)	542,749
12b-1 fee – Class M (Note 3)	58,284
Administration fee – Class M (Note 3)	46,627
Custodian, fund accounting agent and transfer agent fees	277,841
Audit and tax fees	31,096
Legal fees	42,136
Trustees fees and related expenses (Note 3)	19,418
Registration fees	17,204
Miscellaneous	23,000
Total expenses	7,456,416
Fees and expenses reimbursed by Manager (Note 3)	(381,064)
Expense reductions (Note 2)	(28,320)
Net expenses	7,047,032
Net investment income (loss)	27,664,375
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(88,755,555)
Closed futures contracts	(4,053,458)
Net realized gain (loss)	(92,809,013)
Change in net unrealized appreciation (depreciation) on:
Investments	31,416,227
Open futures contracts	2,014,812
Net unrealized gain (loss)	33,431,039
Net realized and unrealized gain (loss)	(59,377,974)
Net increase (decrease) in net assets resulting from operations	$(31,713,599)

See accompanying notes to the financial statements.

15

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$27,664,375	$72,698,949
Net realized gain (loss)	(92,809,013)	349,051,892
Change in net unrealized appreciation (depreciation)	33,431,039	(613,657,620)
Net increase (decrease) in net assets from operations	(31,713,599)	(191,906,779)
Distributions to shareholders from:
Net investment income
Class III	(7,560,538)	(28,161,365)
Class IV	(3,747,822)	(10,426,216)
Class VI	(16,254,120)	(43,036,312)
Class M	(274,673)	(1,560,161)
Total distributions from net investment income	(27,837,153)	(83,184,054)
Net realized gains
Class III	—	(171,156,746)
Class IV	—	(61,162,205)
Class VI	—	(291,784,061)
Class M	—	(10,886,017)
Total distributions from net realized gains	—	(534,989,029)
	(27,837,153)	(618,173,083)
Net share transactions (Note 7):
Class III	(324,037,238)	(378,601,907)
Class IV	(27,955,988)	(15,629,517)
Class VI	(139,009,184)	(1,232,938,512)
Class M	(17,205,488)	(60,272,243)
Increase (decrease) in net assets resulting from net share transactions	(508,207,898)	(1,687,442,179)
Total increase (decrease) in net assets	(567,758,650)	(2,497,522,041)
Net assets:
Beginning of period	3,697,964,800	6,195,486,841
End of period (including accumulated undistributed net investment income of $8,589,545 and $8,762,323, respectively)	$3,130,206,150	$3,697,964,800

See accompanying notes to the financial statements.

16

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004
Net asset value, beginning of period	$12.05		$14.77		$14.50	$14.28	$13.54	$9.98
Income (loss) from investment operations:
Net investment income (loss)†	0.09		0.22		0.22	0.24	0.19	0.16
Net realized and unrealized gain (loss)	(0.25)		(1.10)		0.64	0.54	0.73	3.56
Total from investment operations	(0.16)		(0.88)		0.86	0.78	0.92	3.72
Less distributions to shareholders:
From net investment income	(0.09)		(0.25)		(0.22)	(0.24)	(0.18)	(0.16)
From net realized gains	—		(1.59)		(0.37)	(0.32)	—	—
Total distributions	(0.09)		(1.84)		(0.59)	(0.56)	(0.18)	(0.16)
Net asset value, end of period	$11.80		$12.05		$14.77	$14.50	$14.28	$13.54
Total Return(a)	(1.30	)%**	(7.33)%		5.97%	5.60%	6.89%	37.50%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$787,925		$1,131,800		$1,789,872	$2,841,959	$1,739,392	$1,517,458
Net expenses to average daily net assets	0.46	%(b)*	0.46	%(b)	0.46%	0.47%	0.48%	0.48%
Net investment income to average daily net assets	1.52	%*	1.55%		1.51%	1.69%	1.46%	1.32%
Portfolio turnover rate	30	%**	71%		78%	65%	65%	57%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%		0.02%	0.02%	0.02%	0.03%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

17

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004
Net asset value, beginning of period	$12.02		$14.75		$14.48	$14.26	$13.52	$9.97
Income (loss) from investment operations:
Net investment income (loss)†	0.10		0.22		0.22	0.25	0.20	0.16
Net realized and unrealized gain (loss)	(0.25)		(1.10)		0.65	0.54	0.73	3.55
Total from investment operations	(0.15)		(0.88)		0.87	0.79	0.93	3.71
Less distributions to shareholders:
From net investment income	(0.10)		(0.26)		(0.23)	(0.25)	(0.19)	(0.16)
From net realized gains	—		(1.59)		(0.37)	(0.32)	—	—
Total distributions	(0.10)		(1.85)		(0.60)	(0.57)	(0.19)	(0.16)
Net asset value, end of period	$11.77		$12.02		$14.75	$14.48	$14.26	$13.52
Total Return(a)	(1.27	)%**	(7.36)%		6.05%	5.66%	6.96%	37.50%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$441,140		$478,084		$602,048	$749,822	$866,206	$709,525
Net expenses to average daily net assets	0.41	%(b)*	0.41	%(b)	0.41%	0.43%	0.44%	0.44%
Net investment income to average daily net assets	1.58	%*	1.57%		1.55%	1.76%	1.49%	1.36%
Portfolio turnover rate	30	%**	71%		78%	65%	65%	57%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%		0.02%	0.02%	0.02%	0.03%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

18

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004(a)
Net asset value, beginning of period	$12.02		$14.75		$14.47	$14.26	$13.52	$11.54
Income (loss) from investment operations:
Net investment income (loss)†	0.10		0.23		0.23	0.25	0.21	0.10
Net realized and unrealized gain (loss)	(0.25)		(1.11)		0.65	0.54	0.72	2.01
Total from investment operations	(0.15)		(0.88)		0.88	0.79	0.93	2.11
Less distributions to shareholders:
From net investment income	(0.10)		(0.26)		(0.23)	(0.26)	(0.19)	(0.13)
From net realized gains	—		(1.59)		(0.37)	(0.32)	—	—
Total distributions	(0.10)		(1.85)		(0.60)	(0.58)	(0.19)	(0.13)
Net asset value, end of period	$11.77		$12.02		$14.75	$14.47	$14.26	$13.52
Total Return(b)	(1.25	)%**	(7.32)%		6.17%	5.64%	7.01%	18.41	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,862,701		$2,031,659		$3,671,926	$2,543,300	$1,750,325	$542,274
Net expenses to average daily net assets	0.37	%(c)*	0.37	%(c)	0.37%	0.38%	0.39%	0.39	%*
Net investment income to average daily net assets	1.63	%*	1.63%		1.61%	1.78%	1.56%	1.17	%*
Portfolio turnover rate	30	%**	71%		78%	65%	65%	57	%***
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%		0.02%	0.02%	0.02%	0.03	%*

(a)  Period from June 30, 2003 (commencement of operations) through February 29, 2004.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

***  Calculation represents the portfolio turnover rate of the Fund for the year ended February 29, 2004.

See accompanying notes to the financial statements.

19

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004
Net asset value, beginning of period	$12.03		$14.75		$14.47	$14.26	$13.52	$9.96
Income (loss) from investment operations:
Net investment income (loss)†	0.07		0.18		0.18	0.20	0.16	0.12
Net realized and unrealized gain (loss)	(0.25)		(1.11)		0.64	0.53	0.72	3.57
Total from investment operations	(0.18)		(0.93)		0.82	0.73	0.88	3.69
Less distributions to shareholders:
From net investment income	(0.07)		(0.20)		(0.17)	(0.20)	(0.14)	(0.13)
From net realized gains	—		(1.59)		(0.37)	(0.32)	—	—
Total distributions	(0.07)		(1.79)		(0.54)	(0.52)	(0.14)	(0.13)
Net asset value, end of period	$11.78		$12.03		$14.75	$14.47	$14.26	$13.52
Total Return(a)	(1.48	)%**	(7.64)%		5.73%	5.22%	6.61%	37.23%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$38,441		$56,422		$131,640	$157,009	$171,316	$141,188
Net expenses to average daily net assets	0.76	%(b)*	0.76	%(b)	0.76%	0.77%	0.78%	0.78%
Net investment income to average daily net assets	1.22	%*	1.23%		1.22%	1.41%	1.17%	0.98%
Portfolio turnover rate	30	%**	71%		78%	65%	65%	57%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%		0.02%	0.02%	0.02%	0.03%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

20

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO U.S. Core Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming the S&P 500 Index. The Fund typically makes equity investments in companies that issue stocks included in the S&P 500 Index, and in companies with similar market capitalizations.

Throughout the period ended August 31, 2008, the Fund had four classes of shares outstanding: Class III, Class IV, Class VI, and Class M. Class M shares bear an administration fee and a 12b-1 fee while Classes III, IV and VI bear a shareholder service fee (See Note 3). The principal economic difference among the classes of shares is the type and level of fees borne by the classes.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security

21

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$3,094,701,374	$550,489
Level 2 - Other Significant Observable Inputs	25,387,112	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$3,120,088,486	$550,489

*  Other financial instruments include futures contracts.

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

The Fund held no investments or other financial instruments at either February 29, 2008 or August 31, 2008, whose fair value was determined using Level 3 inputs.

22

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations.

23

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. The Fund had no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2008, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after

24

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of February 29, 2008, the Fund elected to defer to March 1, 2008 post-October capital losses of $10,237,100.

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,398,872,037	$118,263,292	$(397,046,843)	$(278,783,551)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

25

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.31% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is

26

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares, 0.10% for Class IV shares and 0.055% for Class VI shares.

Class M shares of the Fund pay GMO an administration fee for support services provided to Class M shareholders. That fee is paid monthly at the annual rate of 0.20% of the average daily Class M net assets. Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or the provision of services to Class M shareholders. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average daily Class M net assets.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.31% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, administration and distribution (12b-1) fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund's portion of the fee paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $17,762 and $10,212, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2008 aggregated $1,008,957,455 and $1,457,701,655, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that

27

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 35.78% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. One of the shareholders is another fund of the Trust. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008, 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and 63.43% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,978,899	$23,838,627	10,821,336	$155,921,642
Shares issued to shareholders in reinvestment of distributions	536,825	6,330,580	13,691,161	193,621,517
Shares repurchased	(29,672,472)	(354,206,445)	(51,723,168)	(728,145,066)
Net increase (decrease)	(27,156,748)	$(324,037,238)	(27,210,671)	$(378,601,907)

28

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class IV:	Shares	Amount	Shares	Amount
Shares sold	—	$—	7,471,098	$107,806,250
Shares issued to shareholders in reinvestment of distributions	289,421	3,399,012	5,018,252	70,729,411
Shares repurchased	(2,580,183)	(31,355,000)	(13,542,835)	(194,165,178)
Net increase (decrease)	(2,290,762)	$(27,955,988)	(1,053,485)	$(15,629,517)
	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class VI:	Shares	Amount	Shares	Amount
Shares sold	19,123,924	$223,531,421	51,884,829	$705,180,355
Shares issued to shareholders in reinvestment of distributions	1,381,932	16,254,120	23,622,907	334,820,373
Shares repurchased	(31,258,928)	(378,794,725)	(155,480,537)	(2,272,939,240)
Net increase (decrease)	(10,753,072)	$(139,009,184)	(79,972,801)	$(1,232,938,512)
	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class M:	Shares	Amount	Shares	Amount
Shares sold	10,515	$128,125	124,923	$1,799,606
Shares issued to shareholders in reinvestment of distributions	23,319	274,673	874,683	12,446,178
Shares repurchased	(1,462,111)	(17,608,286)	(5,233,840)	(74,518,027)
Net increase (decrease)	(1,428,277)	$(17,205,488)	(4,234,234)	$(60,272,243)

29

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services

30

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager,

31

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

32

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution (12b-1) and/or administration fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

33

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2008 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.46%	$1,000.00	$987.00	$2.30
2) Hypothetical	0.46%	$1,000.00	$1,022.89	$2.35
Class IV
1) Actual	0.41%	$1,000.00	$987.30	$2.05
2) Hypothetical	0.41%	$1,000.00	$1,023.14	$2.09
Class VI
1) Actual	0.37%	$1,000.00	$987.50	$1.85
2) Hypothetical	0.37%	$1,000.00	$1,023.34	$1.89
Class M
1) Actual	0.76%	$1,000.00	$985.20	$3.80
2) Hypothetical	0.76%	$1,000.00	$1,021.37	$3.87

*  Expenses are calculated using each Class's annualized expense ratio for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

34

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.6%
Short-Term Investments	3.5
Futures	0.0
Other	(0.1)
100.0%
Industry Sector Summary	% of Equity Investments
Financials	32.5%
Consumer Discretionary	16.3
Health Care	10.3
Information Technology	9.8
Energy	8.3
Industrials	8.0
Materials	6.4
Consumer Staples	5.9
Utilities	2.0
Telecommunication Services	0.5
100.0%

1

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.6%
	Consumer Discretionary — 15.7%
3,700	Advance Auto Parts, Inc.	159,248
1,100	Aeropostale, Inc. *	38,346
4,900	American Eagle Outfitters, Inc.	73,745
950	ArvinMeritor, Inc.	14,259
3,800	Asbury Automotive Group, Inc.	46,132
2,400	Autoliv, Inc.	92,136
17,600	AutoNation, Inc. *	199,760
1,100	Black & Decker Corp.	69,575
4,500	Blyth, Inc.	71,145
2,000	BorgWarner, Inc.	82,700
2,600	Brinker International, Inc.	49,192
5,900	Brunswick Corp.	81,361
3,400	Career Education Corp. *	63,750
1,300	CBRL Group, Inc.	33,592
1,250	CEC Entertainment, Inc. *	42,825
1,300	Columbia Sportswear Co.	52,507
1,000	Core-Mark Holding Co., Inc. *	29,500
3,100	Dollar Tree, Inc. *	118,916
1,100	Dress Barn, Inc. *	17,886
2,400	Ethan Allen Interiors, Inc.	65,136
3,800	Family Dollar Stores, Inc.	94,696
3,300	Foot Locker, Inc.	53,757
1,190	Furniture Brands International, Inc.	10,650
2,500	Group 1 Automotive, Inc.	52,900
400	Harman International Industries, Inc.	13,612
1,400	Harte-Hanks, Inc.	17,290
900	Hasbro, Inc.	33,660
800	Hooker Furniture Corp.	13,472
800	ITT Educational Services, Inc. *	71,128
500	Jakks Pacific, Inc. *	12,475
5,100	Jones Apparel Group, Inc.	101,286
1,900	K-Swiss, Inc.-Class A	32,585
1,600	Lee Enterprises, Inc.	6,000

See accompanying notes to the financial statements.

2

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Consumer Discretionary — continued
5,000	Leggett & Platt, Inc.	111,550
6,200	Liz Claiborne, Inc.	100,502
700	Matthews International Corp.-Class A	35,182
1,624	MDC Holdings, Inc.	67,315
1,200	Men's Wearhouse, Inc.	26,280
400	Meredith Corp.	11,352
200	National Presto Industries, Inc.	15,464
3,900	New York Times Co.-Class A	50,661
4,700	Office Depot, Inc. *	33,088
600	OfficeMax, Inc.	7,344
3,100	O'Reilly Automotive, Inc. *	90,272
1,000	Oxford Industries, Inc.	22,850
9,300	Penske Auto Group, Inc.	123,225
900	Polaris Industries, Inc.	40,581
3,100	Pomeroy IT Solutions, Inc. *	16,120
500	Pre-Paid Legal Services, Inc. *	22,320
3,200	RadioShack Corp.	60,832
2,900	Regis Corp.	79,634
4,500	Rent-A-Center, Inc. *	101,970
2,400	Ross Stores, Inc.	96,504
200	Ruby Tuesday, Inc. *	1,398
600	Snap-On, Inc.	34,212
3,400	Sonic Automotive, Inc.	36,584
1,000	Stanley Works (The)	47,950
140	Strayer Education, Inc.	29,378
3,100	Thor Industries, Inc.	71,238
2,100	Timberland Co.-Class A *	35,406
800	Tractor Supply Co. *	34,096
3,000	TRW Automotive Holdings Corp. *	57,540
1,900	Tupperware Corp.	67,868
1,500	Williams-Sonoma, Inc.	26,535
1,100	Wolverine World Wide, Inc.	28,963
500	Zale Corp. *	13,655
	Total Consumer Discretionary	3,513,091

See accompanying notes to the financial statements.

3

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Consumer Staples — 5.7%
1,300	Alberto-Culver Co.	34,008
4,000	BJ's Wholesale Club, Inc. *	152,120
1,500	Casey's General Stores, Inc.	43,500
200	Chattem, Inc. *	14,024
1,500	Chiquita Brands International, Inc. *	22,020
200	Coca-Cola Bottling Co. Consolidated	8,116
4,400	Dean Foods Co. *	110,748
1,000	Energizer Holdings, Inc. *	84,940
1,000	Estee Lauder Cos. (The), Inc.-Class A	49,770
2,300	Flowers Foods, Inc.	60,812
2,000	Fresh Del Monte Produce, Inc. *	46,420
700	Hormel Foods Corp.	24,962
2,400	Ingles Markets, Inc.-Class A	59,304
800	Longs Drug Stores Corp.	57,320
1,100	McCormick & Co., Inc. (Non Voting)	44,495
100	Molson Coors Brewing Co.-Class B	4,765
1,800	Nash Finch Co.	73,296
2,000	NBTY, Inc. *	66,480
1,200	Nu Skin Enterprises, Inc.-Class A	20,100
2,100	Pantry (The), Inc. *	38,514
3,300	PepsiAmericas, Inc.	77,319
1,000	Ruddick Corp.	31,840
1,400	Supervalu, Inc.	32,466
5,700	Tyson Foods, Inc.-Class A	82,764
600	United Natural Foods, Inc. *	11,532
400	WD-40 Co.	13,956
	Total Consumer Staples	1,265,591
	Energy — 8.1%
1,100	Berry Petroleum Co.	45,782
600	Bristow Group, Inc. *	24,462
4,500	Cimarex Energy Co.	249,930
400	Comstock Resources, Inc. *	25,976
1,300	Encore Acquisition Co. *	67,028

See accompanying notes to the financial statements.

4

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Energy — continued
1,100	Forest Oil Corp. *	62,612
1,100	Frontier Oil Corp.	21,307
4,100	Grey Wolf, Inc. *	35,711
200	Helix Energy Solutions Group, Inc. *	6,154
2,000	Helmerich & Payne, Inc.	114,240
1,200	Holly Corp.	38,400
300	Hornbeck Offshore Services, Inc. *	13,218
700	Natural Gas Services Group, Inc. *	18,158
1,700	Oil States International, Inc. *	94,571
800	Overseas Shipholding Group, Inc.	57,392
11,300	Patterson-UTI Energy, Inc.	321,146
200	Petroleum Development Corp. *	12,158
800	Pioneer Drilling Co. *	13,408
200	Plains Exploration & Production Co. *	10,780
700	Rowan Cos., Inc.	25,858
1,000	St. Mary Land & Exploration Co.	42,220
1,400	Stone Energy Corp. *	66,738
1,100	Swift Energy Co. *	51,381
600	Tidewater, Inc.	36,402
3,000	Unit Corp. *	203,190
700	W&T Offshore, Inc.	24,612
800	Whiting Petroleum Corp. *	76,992
1,300	World Fuel Services Corp.	37,453
	Total Energy	1,797,279
	Financials — 31.4%
44	Alleghany Corp. *	14,080
500	Allied World Assurance Holdings, Ltd./Bermuda	19,310
124	Amcore Financial, Inc.	1,090
5,750	American Financial Group, Inc.	164,047
400	American National Insurance Co.	38,180
500	American Physicians Capital, Inc.	21,150
4,100	Anchor Bancorp Wisconsin, Inc.	31,488
15,700	Annaly Capital Management, Inc.	234,872

See accompanying notes to the financial statements.

5

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Financials — continued
2,600	Anthracite Capital, Inc. REIT	14,638
1,400	Anworth Mortgage Asset Corp. REIT	9,156
2,200	Arch Capital Group Ltd. *	153,472
2,900	Aspen Insurance Holdings Ltd.	78,590
7,600	Associated Banc Corp.	133,000
3,550	Astoria Financial Corp.	77,567
4,100	Axis Capital Holdings Ltd.	137,063
300	Bancfirst Corp.	14,442
2,500	Bancorpsouth, Inc.	57,550
1,600	Bank Mutual Corp.	19,280
1,400	Bank of Hawaii Corp.	74,032
500	Bank of the Ozarks, Inc.	11,185
800	BOK Financial Corp.	34,848
1,700	Brown & Brown, Inc.	34,476
3,300	Cathay General Bancorp	63,888
2,700	Central Pacific Financial Corp.	32,130
1,400	Chemical Financial Corp.	40,362
1,000	City Holding Co.	41,810
2,400	City National Corp.	118,776
800	CNA Surety Corp. *	12,856
2,896	Commerce Bancshares, Inc.	130,320
2,200	Community Bank System, Inc.	49,720
300	Community Trust Bancorp	10,062
400	Cullen/Frost Bankers, Inc.	22,272
500	Delphi Financial Group, Inc.-Class A	13,415
2,000	Dime Community Bancshares	32,840
2,200	East-West Bancorp, Inc.	27,434
1,500	Encore Capital Group, Inc. *	19,050
2,300	Endurance Specialty Holdings Ltd.	75,026
1,600	Erie Indemnity Co.-Class A	74,000
1,000	FBL Financial Group, Inc.-Class A	22,950
1,800	Federal Agricultural Mortgage Corp.-Class C	52,740
500	Financial Federal Corp.	12,485
4,516	First American Corp.	114,119

See accompanying notes to the financial statements.

6

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Financials — continued
2,200	First Niagara Financial Group, Inc.	32,912
5,500	FirstMerit Corp.	111,320
1,200	Flushing Financial Corp.	20,868
6,800	Fulton Financial Corp.	72,488
1,300	Hancock Holding Co.	63,765
3,100	Hanmi Financial Corp.	15,841
900	Hanover Insurance Group (The), Inc.	42,507
1,500	Harleysville Group, Inc.	54,405
8,300	HCC Insurance Holdings, Inc.	208,994
200	Health Care REIT, Inc.	10,374
4,100	Horace Mann Educators Corp.	61,090
700	Independent Bank Corp., MI	5,187
200	Infinity Property & Casualty Corp.	9,300
700	Inland Real Estate Corp. REIT	10,528
4,820	International Bancshares Corp.	124,549
500	IPC Holdings, Ltd.	15,835
273	Kansas City Life Insurance Co.	12,989
1,400	Knight Capital Group, Inc.-Class A *	24,136
500	LTC Properties, Inc. REIT	13,435
140	Markel Corp. *	51,800
1,400	Max Capital Group Ltd.	36,400
2,700	Mercury General Corp.	137,538
5,666	MFA Mortgage Investments, Inc. REIT	38,529
1,000	Montpelier Re Holdings, Ltd.	16,190
900	Nara Bancorp, Inc.	9,855
1,100	National Penn Bancshares, Inc.	15,708
2,100	Nationwide Financial Services, Inc.-Class A	108,024
600	Navigators Group, Inc. *	31,440
700	NBT Bancorp, Inc.	17,563
1,900	New York Community Bancorp, Inc.	31,331
900	Northwest Bancorp, Inc.	24,966
600	OceanFirst Financial Corp.	10,830
300	Odyssey Re Holdings Corp.	11,328
3,800	Old National Bancorp	66,234

See accompanying notes to the financial statements.

7

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Financials — continued
8,475	Old Republic International Corp.	92,632
2,300	Oriental Financial Group, Inc.	39,744
1,100	Pacific Capital Bancorp	16,181
800	Park District National Corp.	49,040
1,800	PartnerRe Ltd.	124,038
5,200	Philadelphia Consolidated Holding Corp. *	310,596
1,300	Platinum Underwriters Holdings Ltd.	46,995
14,100	Popular, Inc.	114,915
2,000	Presidential Life Corp.	36,000
500	PrivateBancorp, Inc.	15,320
100	ProAssurance Corp. *	5,390
2,600	Protective Life Corp.	94,354
2,100	Provident Bankshares Corp.	16,254
1,400	Provident Financial Services, Inc.	21,350
3,700	Reinsurance Group of America, Inc.	178,192
1,200	RenaissanceRe Holdings Ltd.	60,852
1,900	RLI Corp.	106,229
1,600	S&T Bancorp	53,696
500	S.Y. Bancorp, Inc.	14,120
1,000	Safeco Corp.	67,600
1,800	Safety Insurance Group, Inc.	77,400
3,600	SEI Investment Co.	85,032
3,600	Selective Insurance Group, Inc.	86,904
2,800	StanCorp Financial Group, Inc.	137,228
1,200	State Auto Financial Corp.	37,044
2,300	Stewart Information Services Corp.	43,033
400	Student Loan Corp.	47,164
400	SVB Financial Group *	22,420
6,200	Synovus Financial Corp.	57,040
8,300	TCF Financial Corp.	130,725
3,700	Transatlantic Holdings, Inc.	222,370
3,500	Trustmark Corp.	67,165
300	UMB Financial Corp.	15,609
1,600	United Bankshares, Inc.	41,200

See accompanying notes to the financial statements.

8

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Financials — continued
800	United Fire & Casualty Co.	23,792
1,500	Unitrin, Inc.	38,295
4,800	W.R. Berkley Corp.	113,088
900	Waddell and Reed Financial, Inc.	28,980
1,727	Washington Federal, Inc.	29,756
1,500	Webster Financial Corp.	31,980
1,400	Westamerica Bancorporation	71,680
3,000	Whitney Holding Corp.	64,950
2,800	Wilmington Trust Corp.	65,716
900	Wilshire Bancorp, Inc.	12,213
2,700	Zenith National Insurance Corp.	103,113
700	Zions Bancorporation	18,788
	Total Financials	6,994,213
	Health Care — 9.9%
2,500	AMERIGROUP Corp. *	64,700
2,800	Apria Healthcare Group *	55,384
600	Bio-Rad Laboratories, Inc. *	64,560
2,800	Centene Corp. *	63,224
1,200	Charles River Laboratories International, Inc. *	78,732
800	Covance, Inc. *	75,472
3,700	Endo Pharmaceuticals Holdings, Inc. *	84,064
9,900	Health Management Associates, Inc.-Class A *	57,519
2,400	Health Net, Inc. *	66,360
800	Idexx Laboratories, Inc. *	45,040
300	Immucor, Inc. *	9,663
1,100	IMS Health, Inc.	24,442
2,900	Invacare Corp.	73,747
3,100	Invitrogen Corp. *	131,626
1,500	Kindred Healthcare, Inc. *	46,395
20,000	King Pharmaceuticals, Inc. *	228,800
200	Landauer, Inc.	13,052
2,400	LifePoint Hospitals, Inc. *	80,976
1,700	Lincare Holdings, Inc. *	56,100

See accompanying notes to the financial statements.

9

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Health Care — continued
900	Merit Medical Systems, Inc. *	17,424
2,100	Molina Healthcare, Inc. *	66,087
1,000	Mylan, Inc. *	12,890
3,200	Omnicare, Inc.	103,200
3,000	Owens & Minor, Inc.	138,360
2,400	Patterson Cos., Inc. *	78,096
1,500	Pediatrix Medical Group, Inc. *	85,425
2,200	Perrigo Co.	76,978
500	Pharmaceutical Product Development, Inc.	20,400
1,000	PharmaNet Development Group, Inc. *	26,100
1,700	RehabCare Group, Inc. *	31,178
700	Res-Care, Inc. *	13,468
600	Techne Corp. *	46,302
900	Universal Health Services, Inc.-Class B	55,602
100	Varian, Inc. *	4,971
500	VCA Antech, Inc. *	15,370
1,100	Waters Corp. *	75,075
300	Watson Pharmaceuticals, Inc. *	9,093
500	WellCare Health Plans, Inc. *	20,880
	Total Health Care	2,216,755
	Industrials — 7.8%
100	A.O. Smith Corp.	4,117
400	AGCO Corp. *	24,652
700	Alliant Techsystems, Inc. *	73,661
600	Applied Industrial Technologies, Inc.	17,466
500	Brady Corp.-Class A	18,355
300	Carlisle Cos., Inc.	9,717
1,700	CBIZ, Inc. *	14,450
1,800	Ceradyne, Inc. *	81,108
2,800	Cintas Corp.	86,240
700	Clarcor, Inc.	27,951
1,900	Comfort Systems USA, Inc.	28,956
2,500	Copart, Inc. *	110,025

See accompanying notes to the financial statements.

10

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Industrials — continued
1,700	Crane Co.	62,424
100	Curtiss-Wright Corp.	5,387
4,000	Deluxe Corp.	66,040
300	EnerSys *	8,436
1,000	Ennis, Inc.	16,510
100	Flowserve Corp.	13,212
1,400	Gardner Denver, Inc. *	63,196
1,100	HNI Corp.	25,454
800	Hubbell, Inc.-Class B	34,808
1,400	IKON Office Solutions, Inc.	24,234
3,300	Kelly Services, Inc.-Class A	63,822
700	Kennametal, Inc.	24,661
300	Lennox International, Inc.	11,100
1,500	Manpower, Inc.	72,090
900	Mine Safety Appliances Co.	32,697
1,600	Mueller Industries, Inc.	44,880
400	Pacer International, Inc.	8,432
800	Pentair, Inc.	29,400
900	Resources Connection, Inc. *	21,762
400	Rush Enterprises, Inc.-Class A *	5,276
1,300	Ryder Systems, Inc.	83,876
22	Seaboard Corp.	28,534
2,000	Simpson Manufacturing Co., Inc.	55,600
2,900	Skywest, Inc.	49,561
1,120	SPX Corp.	133,560
600	Teledyne Technologies, Inc. *	37,398
400	Teleflex, Inc.	25,828
1,300	Timken Co. (The)	42,016
1,600	United Stationers, Inc. *	79,328
300	Universal Forest Products, Inc.	9,855
900	Volt Information Sciences, Inc. *	12,618
300	Watson Wyatt Worldwide, Inc.	17,577
700	Werner Enterprises, Inc.	15,967
300	WESCO International, Inc. *	11,532
	Total Industrials	1,733,769

See accompanying notes to the financial statements.

11

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Information Technology — 9.4%
800	Actel Corp. *	11,024
500	ADTRAN, Inc.	11,400
2,000	Affiliated Computer Services, Inc.-Class A *	106,480
200	Anixter International, Inc. *	14,762
2,200	Arrow Electronics, Inc. *	73,018
400	Avnet, Inc. *	11,740
400	Avocent Corp. *	9,388
700	Benchmark Electronics, Inc. *	11,543
2,400	Brightpoint, Inc. *	20,664
300	Cabot Microelectronics Corp. *	11,586
400	CACI International, Inc.-Class A *	20,260
100	Checkpoint Systems, Inc. *	2,129
3,400	Convergys Corp. *	50,150
1,000	CSG Systems International, Inc. *	18,900
700	Diebold, Inc.	27,755
3,800	Earthlink, Inc. *	35,416
550	Factset Research Systems, Inc.	34,491
900	FLIR Systems, Inc. *	32,130
2,000	Global Payments, Inc.	96,420
400	Hewitt Associates, Inc.-Class A *	16,084
13,550	Ingram Micro, Inc.-Class A *	256,231
3,900	Insight Enterprises, Inc. *	64,896
700	Intersil Corp.-Class A	16,401
1,400	j2 Global Communications, Inc. *	34,538
1,100	Jabil Circuit, Inc.	18,546
6,400	Lexmark International, Inc. *	230,208
300	Mantech International Corp.-Class A *	17,667
600	Maximus, Inc.	22,200
1,600	Plantronics, Inc.	41,280
1,000	Plexus Corp. *	28,030
4,900	QLogic Corp. *	91,532
300	Rogers Corp. *	12,003
1,300	SAIC, Inc. *	26,065
1,600	Semtech Corp. *	23,664

See accompanying notes to the financial statements.

12

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Information Technology — continued
1,100	SRA International, Inc.-Class A *	25,828
2,100	Sybase, Inc. *	72,261
2,800	SYNNEX Corp. *	64,372
6,597	Tech Data Corp. *	225,222
1,500	Total System Services, Inc.	29,880
6,100	Western Digital Corp. *	166,286
2,500	Zoran Corp. *	22,250
	Total Information Technology	2,104,700
	Materials — 6.2%
400	Amcol International Corp.	14,584
600	AptarGroup, Inc.	24,234
400	Arch Chemicals, Inc.	14,680
1,000	Ball Corp.	45,920
1,800	Bemis Co., Inc.	50,256
800	Carpenter Technology Corp.	31,048
800	Celanese Corp.-Class A	30,848
1,600	Commercial Metals Co.	41,648
900	Compass Minerals International, Inc.	62,343
700	Cytec Industries, Inc.	35,560
600	Eastman Chemical Co.	36,192
2,700	FMC Corp.	198,558
3,600	Headwaters, Inc. *	55,404
1,000	Lubrizol Corp.	52,990
800	NewMarket Corp.	54,352
600	Olin Corp.	16,146
600	Olympic Steel, Inc.	28,566
3,800	PolyOne Corp. *	31,198
2,800	Reliance Steel & Aluminum Co.	159,628
900	Schnitzer Steel Industries, Inc.-Class A	61,569
700	Sensient Technologies Corp.	20,447
4,000	Sigma-Aldrich Corp.	227,040
500	Sonoco Products Co.	17,280
558	Stepan Co.	32,827

See accompanying notes to the financial statements.

13

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Materials — continued
2,100	Worthington Industries, Inc.	36,960
	Total Materials	1,380,278
	Telecommunication Services — 0.5%
2,200	CenturyTel, Inc.	84,986
600	Syniverse Holdings, Inc. *	9,954
300	Telephone & Data Systems, Inc.	11,520
	Total Telecommunication Services	106,460
	Utilities — 1.9%
1,500	Energen Corp.	83,760
1,100	Energy East Corp.	29,920
100	Equitable Resources, Inc.	4,991
2,400	Hawaiian Electric Industries, Inc.	63,480
400	IDACORP, Inc.	11,920
500	Laclede Group (The), Inc.	22,465
1,300	MDU Resources Group, Inc.	42,952
700	National Fuel Gas Co.	33,117
400	ONEOK, Inc.	17,484
400	Piedmont Natural Gas Co.	11,540
2,400	TECO Energy, Inc.	42,816
300	UIL Holdings Corp.	9,780
900	Vectren Corp.	24,966
500	Wisconsin Energy Corp.	23,385
	Total Utilities	422,576
	TOTAL COMMON STOCKS (COST $23,248,703)	21,534,712

See accompanying notes to the financial statements.

14

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 3.5%
	Money Market Funds — 3.5%
792,809	State Street Institutional Treasury Money Market Fund-Institutional Class	792,809
	TOTAL SHORT-TERM INVESTMENTS (COST $792,809)	792,809
	TOTAL INVESTMENTS — 100.1% (Cost $24,041,512)	22,327,521
	Other Assets and Liabilities (net) — (0.1%)	(28,988)
	TOTAL NET ASSETS — 100.0%	$22,298,533

See accompanying notes to the financial statements.

15

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

A summary of outstanding financial instruments at August 31, 2008 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
3	Russell Mini	September 2008	$221,970	$3,034
2	S&P Mid 400 E-Mini	September 2008	163,200	696
			$385,170	$3,730

As of August 31, 2008, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

See accompanying notes to the financial statements.

16

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments, at value (cost $24,041,512) (Note 2)	$22,327,521
Dividends and interest receivable	24,563
Receivable for collateral on open futures contracts (Note 2)	19,000
Receivable for expenses reimbursed by Manager (Note 3)	9,176
Total assets	22,380,260
Liabilities:
Payable to affiliate for (Note 3):
Management fee	5,825
Shareholder service fee	2,818
Trustees and Chief Compliance Officer of GMO Trust fees	124
Payable for variation margin on open futures contracts (Note 2)	2,970
Accrued expenses	69,990
Total liabilities	81,727
Net assets	$22,298,533
Net assets consist of:
Paid-in capital	$29,876,182
Accumulated undistributed net investment income	39,337
Accumulated net realized loss	(5,906,725)
Net unrealized depreciation	(1,710,261)
$22,298,533
Net assets attributable to:
Class III shares	$22,298,533
Shares outstanding:
Class III	2,942,229
Net asset value per share:
Class III	$7.58

See accompanying notes to the financial statements.

17

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends	$253,446
Interest	633
Total investment income	254,079
Expenses:
Management fee (Note 3)	45,616
Shareholder service fee – Class III (Note 3)	22,072
Custodian, fund accounting agent and transfer agent fees	24,564
Audit and tax fees	27,508
Legal fees	368
Trustees fees and related expenses (Note 3)	224
Miscellaneous	368
Total expenses	120,720
Fees and expenses reimbursed by Manager (Note 3)	(52,716)
Net expenses	68,004
Net investment income (loss)	186,075
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(2,731,231)
Closed futures contracts	(26,015)
Net realized gain (loss)	(2,757,246)
Change in net unrealized appreciation (depreciation) on:
Investments	3,241,341
Open futures contracts	3,730
Net unrealized gain (loss)	3,245,071
Net realized and unrealized gain (loss)	487,825
Net increase (decrease) in net assets resulting from operations	$673,900

See accompanying notes to the financial statements.

18

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$186,075	$737,962
Net realized gain (loss)	(2,757,246)	(1,023,435)
Change in net unrealized appreciation (depreciation)	3,245,071	(9,361,725)
Net increase (decrease) in net assets from operations	673,900	(9,647,198)
Distributions to shareholders from:
Net investment income
Class III	(177,945)	(739,082)
Net realized gains
Class III	—	(4,151,014)
	(177,945)	(4,890,096)
Net share transactions (Note 7):
Class III	(13,495,744)	(8,753,035)
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	68,301	68,226
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(13,427,443)	(8,684,809)
Total increase (decrease) in net assets	(12,931,488)	(23,222,103)
Net assets:
Beginning of period	35,230,021	58,452,124
End of period (including accumulated undistributed net investment income of $39,337 and $31,207, respectively)	$22,298,533	$35,230,021

See accompanying notes to the financial statements.

19

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008	2007	2006	2005	2004
Net asset value, beginning of period	$7.36		$10.01	$10.52	$12.38	$15.51	$9.81
Income (loss) from investment operations:
Net investment income (loss)	0.05	†	0.13 †	0.15 †	0.20 †	0.19 †	0.17
Net realized and unrealized gain (loss)	0.21		(1.87)	0.68	1.11	1.32	5.78
Total from investment operations	0.26		(1.74)	0.83	1.31	1.51	5.95
Less distributions to shareholders:
From net investment income	(0.04)		(0.13)	(0.20)	(0.21)	(0.16)	(0.15)
From net realized gains	—		(0.78)	(1.14)	(2.96)	(4.48)	(0.10)
Total distributions	(0.04)		(0.91)	(1.34)	(3.17)	(4.64)	(0.25)
Net asset value, end of period	$7.58		$7.36	$10.01	$10.52	$12.38	$15.51
Total Return(a)	3.56	%**	(18.73)%	8.71%	11.67%	14.98%	61.14%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$22,299		$35,230	$58,452	$53,389	$80,084	$179,268
Net expenses to average daily net assets	0.46	%*	0.46%	0.46%	0.48%	0.48%	0.48%
Net investment income to average daily net assets	1.26	%*	1.44%	1.46%	1.71%	1.48%	1.21%
Portfolio turnover rate	33	%**	63%	79%	48%	66%	86%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.36	%*	0.19%	0.22%	0.19%	0.12%	0.08%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.02		$0.01	$0.02	$0.04	$0.09	$0.04

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

20

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO U.S. Small/Mid Cap Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks long-term capital growth. The Fund seeks to achieve its objective by outperforming the Russell 2500 Value Index. The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index, and in companies with similar market capitalizations.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it

21

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$21,534,712	$3,730
Level 2 - Other Significant Observable Inputs	792,809	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$22,327,521	$3,730

*  Other financial instruments include futures contracts.

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

The Fund held no investments or other financial instruments at either February 29, 2008 or August 31, 2008, whose fair value was determined using Level 3 inputs.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and

22

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the

23

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. The Fund had no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2008, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

24

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of February 29, 2008, the Fund elected to defer to March 1, 2008 post-October capital losses of $2,991,843.

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$24,695,477	$1,384,297	$(3,752,253)	$(2,367,956)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

25

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

As of August 31, 2008, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.50% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the Manager may waive the purchase premium or redemption fee in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in-capital. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except for estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may charge a redemption fee based on estimated or known transaction costs. The Fund charges no premium for reinvested distributions.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.31% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder

26

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.31% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund's portion of the fee paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $224 and $92, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2008 aggregated $9,205,185 and $22,902,124, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 57.10% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund by or on behalf of this large shareholder may have a material effect on the Fund.

27

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

As of August 31, 2008, 0.15% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and 95.93% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	—	$—	3,584	$31,432
Shares issued to shareholders in reinvestment of distributions	22,175	164,576	541,777	4,846,264
Shares repurchased	(1,869,617)	(13,660,320)	(1,595,273)	(13,630,731)
Purchase premiums	—	—	—	114
Redemption fees	—	68,301	—	68,112
Net increase (decrease)	(1,847,442)	$(13,427,443)	(1,049,912)	$(8,684,809)

28

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. In

29

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain

30

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

31

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.46%	$1,000.00	$1,035.60	$2.36
2) Hypothetical	0.46%	$1,000.00	$1,022.89	$2.35

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

32

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	91.6%
Short-Term Investments	6.0
Forward Currency Contracts	0.5
Preferred Stocks	0.3
Rights and Warrants	0.0
Futures	(0.2)
Other	1.8
100.0%
Country / Region Summary**	% of Investments
Euro Region***	30.9%
Japan	23.0
United Kingdom	20.9
Switzerland	8.8
Canada	4.7
Australia	3.8
Singapore	2.6
Hong Kong	2.2
Denmark	1.5
Sweden	1.0
Norway	0.6
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Portugal and Spain.

1

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par value ($)	Description	Value ($)
	MUTUAL FUNDS — 97.7%
	United States — 97.7%
	Affiliated Issuers
569,346	GMO International Growth Equity Fund, Class IV	13,704,165
537,297	GMO International Intrinsic Value Fund, Class IV	13,711,830
		27,415,995
	TOTAL MUTUAL FUNDS (COST $36,258,308)	27,415,995
	SHORT-TERM INVESTMENTS — 1.8%
500,000	ING Bank Time Deposit, 2.25%, due 09/02/08	500,000
	TOTAL SHORT-TERM INVESTMENTS (COST $500,000)	500,000
	TOTAL INVESTMENTS — 99.5% (Cost $36,758,308)	27,915,995
	Other Assets and Liabilities (net) — 0.5%	129,872
	TOTAL NET ASSETS — 100.0%	$28,045,867

See accompanying notes to the financial statements.

2

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

A summary of outstanding financial instruments at August 31, 2008 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
11/21/08	SGD	173,416	$122,788	$(434)
			$122,788	$(434)
Sales
11/21/08	AUD	1,679,261	$1,428,279	$16,033
11/21/08	CAD	187,000	175,964	472
11/21/08	CHF	165,584	150,493	1,762
11/21/08	CHF	1,188,693	1,080,355	2,428
11/21/08	CHF	1,188,693	1,080,355	1,583
11/21/08	DKK	836,823	163,884	2,483
11/21/08	DKK	6,058,333	1,186,465	1,793
11/21/08	EUR	1,607,121	2,347,819	3,656
11/21/08	EUR	1,559,853	2,278,766	4,671
11/21/08	EUR	1,559,853	2,278,766	4,515
11/21/08	GBP	1,221,006	2,212,916	50,744
11/21/08	GBP	1,221,006	2,212,916	50,421
11/21/08	HKD	4,160,379	533,870	(488)
11/21/08	JPY	215,991,580	1,993,751	(22,611)
11/21/08	JPY	222,536,780	2,054,168	(25,111)
11/21/08	JPY	215,991,580	1,993,751	(25,213)
11/21/08	NOK	954,756	174,674	1,284
11/21/08	NOK	7,263,433	1,328,859	(798)
11/21/08	NZD	159,000	109,999	2,080
11/21/08	SEK	4,605,797	710,547	10,634
			$25,496,597	$80,338

See accompanying notes to the financial statements.

3

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Notes to Schedule of Investments:

As of August 31, 2008, 87.03% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor (Note 2).

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

See accompanying notes to the financial statements.

4

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $500,000) (Note 2)	$500,000
Investments in affiliated issuers, at value (cost $36,258,308) (Notes 2 and 8)	27,415,995
Cash	98,067
Interest receivable	113
Unrealized appreciation on open forward currency contracts (Note 2)	154,559
Receivable for expenses reimbursed by Manager (Note 3)	27,210
Total assets	28,195,944
Liabilities:
Payable to affiliate for (Note 3):
Management fee	12,735
Shareholder service fee	3,541
Trustees and Chief Compliance Officer of GMO Trust fees	133
Unrealized depreciation on open forward currency contracts (Note 2)	74,655
Accrued expenses	59,013
Total liabilities	150,077
Net assets	$28,045,867
Net assets consist of:
Paid-in capital	$34,655,107
Accumulated undistributed net investment income	1,296,986
Accumulated net realized gain	856,183
Net unrealized depreciation	(8,762,409)
$28,045,867
Net assets attributable to:
Class III shares	$28,045,867
Shares outstanding:
Class III	7,320,948
Net asset value per share:
Class III	$3.83

See accompanying notes to the financial statements.

5

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$506,408
Interest	8,688
Total investment income	515,096
Expenses:
Management fee (Note 3)	79,671
Shareholder service fee – Class III (Note 3)	22,131
Custodian and fund accounting agent fees	34,960
Transfer agent fees	13,524
Audit and tax fees	30,176
Legal fees	368
Trustees fees and related expenses (Note 3)	127
Registration fees	1,748
Miscellaneous	368
Total expenses	183,073
Fees and expenses reimbursed by Manager (Note 3)	(81,052)
Expense reductions (Note 2)	(920)
Indirectly incurred fees waived or borne by Manager (Note 3)	(75,200)
Shareholder service fee waived (Note 3)	(13,006)
Net expenses	12,895
Net investment income (loss)	502,201
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(401,324)
Realized gains distributions from affiliated issuers (Note 8)	1,265,664
Foreign currency, forward contracts and foreign currency related transactions	110,911
Net realized gain (loss)	975,251
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(3,658,646)
Foreign currency, forward contracts and foreign currency related transactions	913,927
Net unrealized gain (loss)	(2,744,719)
Net realized and unrealized gain (loss)	(1,769,468)
Net increase (decrease) in net assets resulting from operations	$(1,267,267)

See accompanying notes to the financial statements.

6

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$502,201	$725,814
Net realized gain (loss)	975,251	33,909,730
Change in net unrealized appreciation (depreciation)	(2,744,719)	(24,076,799)
Net increase (decrease) in net assets from operations	(1,267,267)	10,558,745
Distributions to shareholders from:
Net realized gains
Class III	(7,003,324)	(48,200,678)
Net share transactions (Note 7):
Class III	6,043,412	(159,181,264)
Total increase (decrease) in net assets	(2,227,179)	(196,823,197)
Net assets:
Beginning of period	30,273,046	227,096,243
End of period (including accumulated undistributed net investment income of $1,296,986 and $794,785, respectively)	$28,045,867	$30,273,046

See accompanying notes to the financial statements.

7

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006		2005	2004
Net assets value, beginning of period	$5.32		$7.45		$9.07	$8.38		$7.33	$5.54
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.08		0.03		0.10	0.07		0.21	0.20
Net realized and unrealized gain (loss)	(0.31)		(0.29)		1.17	2.17		0.84	1.59
Total from investment operations	(0.23)		(0.26)		1.27	2.24		1.05	1.79
Less distributions to shareholders:
From net investment income	—		—		(0.12)	(0.71	)(b)	—	—
From net realized gains	(1.26)		(1.87)		(2.77)	(0.84)		—	—
Total distributions	(1.26)		(1.87)		(2.89)	(1.55)		—	—
Net asset value, end of period	$3.83		$5.32		$7.45	$9.07		$8.38	$7.33
Total Return(c)	(4.35	)%**	(6.75)%		15.60%	28.42%		14.32%	32.31%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$28,046		$30,273		$227,096	$728,814		$580,905	$160,586
Net expenses to average daily net assets(d)	0.09	%(e)*	0.08	%(e)	0.07%	0.05%		0.04%	0.04%
Net investment income to average daily net assets(a)	3.40	%*	0.42%		1.23%	0.82%		2.64%	2.98%
Portfolio turnover rate	9	%**	11%		18%	36%		3%	5%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	1.15	%*	0.71%		0.68%	0.67%		0.71%	0.87%

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  Distributions from net investment income include amounts (approximately $0.07 per share) from foreign currency transactions which are treated as realized capital gain for book purposes.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(e)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

8

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Currency Hedged International Equity Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of the MSCI EAFE Index (Europe, Australasia, and Far East) (Hedged). The Fund is a fund of funds and invests primarily in other GMO Funds. The Fund may invest to varying extents in GMO International Core Equity Fund, GMO International Intrinsic Value Fund, GMO International Growth Equity Fund, and GMO International Small Companies Fund ("underlying funds"). GMO attempts to hedge at least 70% of the foreign currency exposure in the underlying funds' investments relative to the U.S. dollar.

The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect) or visiting GMO's website at www.gmo.com.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Securities for which quotations are not

9

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities using fair value prices supplied by a third party vendor based on models to the extent that these fair value prices are available.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$27,915,995	$—
Level 2 - Other Significant Observable Inputs	—	154,559
Level 3 - Significant Unobservable Inputs	—	—
Total	$27,915,995	$154,559

*  Other financial instruments include forward currency contracts.

10

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	(74,655)
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$(74,655)

**  Other financial instruments include forward currency contracts.

The Fund held no investments or other financial instruments at either February 29, 2008 or August 31, 2008, whose fair value was determined using Level 3 inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. They expose the Fund to risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

11

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of substantial losses if the price of the underlying instrument increases during the term of the option. Options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium for a

12

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

purchased option. That premium is disclosed in the Schedule of Investments and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund values exchange traded options at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. The Fund values options traded over-the-counter using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the

13

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. The Fund had no swap agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended of August 31, 2008, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

14

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

As of February 29, 2008, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2011	$(64,645)
Total	$(64,645)

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$37,094,149	$—	$(9,178,154)	$(9,178,154)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities, is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the

15

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

nature and type of expense and the relative size of the funds. In addition, the Fund also incurs certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

16

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.54% of the Fund's average daily net assets. Excluded Expenses include fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes) (collectively, "Excluded Fund Fees and Expenses"). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in the underlying funds (excluding these Funds' Excluded Fund Fees and Expenses), exceeds 0.54% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.54% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2008, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.511%	0.088%	0.599%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $127 and $92, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2008 aggregated $4,102,072 and $2,690,000, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's

17

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 96.69% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund by or on behalf of this large shareholder may have a material effect on the Fund.

As of August 31, 2008, no shares of the Fund were held by senior management of the Manager and GMO Trust officers, and 96.69% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	186	$1,000	839,414	$6,424,624
Shares issued to shareholders in reinvestment of distributions	1,756,093	6,725,838	7,433,717	47,788,021
Shares repurchased	(126,279)	(683,426)	(33,056,614)	(213,393,909)
Net increase (decrease)	1,630,000	$6,043,412	(24,783,483)	$(159,181,264)

18

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2008 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO International Growth Equity Fund, Class IV	$15,047,067	$2,030,392	$1,470,000	$282,381	$488,011	$13,704,165
GMO International Intrinsic Value Fund, Class IV	15,016,826	2,071,680	1,220,000	224,027	777,653	13,711,830
Totals	$30,063,893	$4,102,072	$2,690,000	$506,408	$1,265,664	$27,415,995

19

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of

20

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests, noting in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for advisory fees, shareholder fees and most other expenses that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager,

21

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

22

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.69%	$1,000.00	$956.50	$3.40
2) Hypothetical	0.69%	$1,000.00	$1,021.73	$3.52

*  Expenses are calculated using the Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

23

GMO Global Equity Allocation Fund

(formerly GMO Global (U.S.+) Equity Allocation Fund)

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Global Equity Allocation Fund

(formerly GMO Global (U.S.+) Equity Allocation Fund)
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	93.9%
Cash and Cash Equivalents	6.3
Short-Term Investments	3.6
Preferred Stocks	1.4
Forward Currency Contracts	0.1
Private Equity Securities	0.1
Debt Obligations	0.1
Investment Funds	0.0
Rights and Warrants	0.0
Convertible Securities	0.0
Futures	(2.9)
Swaps	(3.4)
Other	0.8
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Global Equity Allocation Fund

(formerly GMO Global (U.S.+) Equity Allocation Fund)
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2008 (Unaudited)

Country / Region Summary**	% of Investments
United States	50.8%
Euro Region***	13.0
Japan	9.2
United Kingdom	8.6
Switzerland	3.3
Brazil	1.9
Australia	1.7
Korea	1.7
Canada	1.3
Taiwan	1.1
Russia	1.0
Singapore	1.0
China	0.7
Hong Kong	0.7
Turkey	0.7
Thailand	0.6
Denmark	0.4
South Africa	0.4
Sweden	0.4
Norway	0.3
Hungary	0.2
India	0.2
Malaysia	0.2
Argentina	0.1
Indonesia	0.1
Israel	0.1
Mexico	0.1
Philippines	0.1
Poland	0.1
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds except for GMO Alpha Only Fund. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Portugal and Spain.

2

GMO Global Equity Allocation Fund

(formerly GMO Global (U.S.+) Equity Allocation Fund)
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	AFFILIATED ISSUERS — 100.0%
	Mutual Funds — 100.0%
2,407,745	GMO Alpha Only Fund, Class IV	24,101,529
2,007,798	GMO Emerging Markets Fund, Class VI	28,570,962
2,353,860	GMO International Core Equity Fund, Class VI	79,089,683
977,749	GMO International Growth Equity Fund, Class IV	23,534,414
923,987	GMO International Intrinsic Value Fund, Class IV	23,580,143
16,130	GMO Short-Duration Investment Fund, Class III	135,004
2,824,768	GMO U.S. Core Equity Fund, Class VI	33,247,514
1,141	GMO U.S. Growth Fund, Class III	18,157
5,467,999	GMO U.S. Quality Equity Fund, Class VI	110,344,225
		322,621,631
	Private Investment Fund — 0.0%
175	GMO SPV I, LLC (a) (b)	49
	TOTAL AFFILIATED ISSUERS (COST $373,363,728)	322,621,680
	SHORT-TERM INVESTMENTS — 0.0%
17,943	State Street Eurodollar Time Deposit, 1.00%, due 09/02/08	17,943
	TOTAL SHORT-TERM INVESTMENTS (COST $17,943)	17,943
	TOTAL INVESTMENTS — 100.0% (Cost $373,381,671)	322,639,623
	Other Assets and Liabilities (net) — (0.0%)	(25,866)
	TOTAL NET ASSETS — 100.0%	$322,613,757

See accompanying notes to the financial statements.

3

GMO Global Equity Allocation Fund

(formerly GMO Global (U.S.+) Equity Allocation Fund)
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Notes to Schedule of Investments:

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(b)  Underlying investment represents interests in defaulted securities.

As of August 31, 2008, 43.93% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

4

GMO Global Equity Allocation Fund

(formerly GMO Global (U.S.+) Equity Allocation Fund)
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $17,943) (Note 2)	$17,943
Investments in affiliated issuers, at value (cost $373,363,728) (Notes 2 and 8)	322,621,680
Receivable for expenses reimbursed by Manager (Note 3)	7,378
Total assets	322,647,001
Liabilities:
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	723
Accrued expenses	32,521
Total liabilities	33,244
Net assets	$322,613,757
Net assets consist of:
Paid-in capital	$361,730,529
Accumulated undistributed net investment income	3,763,813
Accumulated net realized gain	7,861,463
Net unrealized depreciation	(50,742,048)
$322,613,757
Net assets attributable to:
Class III shares	$322,613,757
Shares outstanding:
Class III	36,553,163
Net asset value per share:
Class III	$8.83

See accompanying notes to the financial statements.

5

GMO Global Equity Allocation Fund

(formerly GMO Global (U.S.+) Equity Allocation Fund)
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$3,764,407
Interest	149
Total investment income	3,764,556
Expenses:
Custodian, fund accounting agent and transfer agent fees	19,504
Audit and tax fees	16,008
Legal fees	4,048
Trustees fees and related expenses (Note 3)	1,979
Registration fees	2,116
Miscellaneous	2,299
Total expenses	45,954
Fees and expenses reimbursed by Manager (Note 3)	(42,964)
Expense reductions (Note 2)	(2,244)
Net expenses	746
Net investment income (loss)	3,763,810
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(5,312,996)
Realized gains distributions from affiliated issuers (Note 8)	13,205,004
Net realized gain (loss)	7,892,008
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(32,754,538)
Net realized and unrealized gain (loss)	(24,862,530)
Net increase (decrease) in net assets resulting from operations	$(21,098,720)

See accompanying notes to the financial statements.

6

GMO Global Equity Allocation Fund

(formerly GMO Global (U.S.+) Equity Allocation Fund)
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$3,763,810	$6,114,741
Net realized gain (loss)	7,892,008	65,404,358
Change in net unrealized appreciation (depreciation)	(32,754,538)	(67,173,593)
Net increase (decrease) in net assets from operations	(21,098,720)	4,345,506
Distributions to shareholders from:
Net investment income
Class III	—	(15,144,364)
Net realized gains
Class III	(27,481,786)	(46,141,439)
	(27,481,786)	(61,285,803)
Net share transactions (Note 7):
Class III	14,665,723	59,195,425
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	4,598	32,563
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	14,670,321	59,227,988
Total increase (decrease) in net assets	(33,910,185)	2,287,691
Net assets:
Beginning of period	356,523,942	354,236,251
End of period (including accumulated undistributed net investment income of $3,763,813 and $3, respectively)	$322,613,757	$356,523,942

See accompanying notes to the financial statements.

7

GMO Global Equity Allocation Fund

(formerly GMO Global (U.S.+) Equity Allocation Fund)
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004
Net asset value, beginning of period	$10.25		$11.96		$11.89	$11.63	$10.86	$7.51
Income (loss) from investment operations:
Net investment income (loss)(a)	0.11	†	0.20	†	0.23 †	0.23 †	0.23 †	0.14
Net realized and unrealized gain (loss)	(0.71)		0.09	(b)	1.08	1.32	1.23	3.55
Total from investment operations	(0.60)		0.29		1.31	1.55	1.46	3.69
Less distributions to shareholders:
From net investment income	—		(0.49)		(0.38)	(0.34)	(0.27)	(0.21)
From net realized gains	(0.82)		(1.51)		(0.86)	(0.95)	(0.42)	(0.13)
Total distributions	(0.82)		(2.00)		(1.24)	(1.29)	(0.69)	(0.34)
Net asset value, end of period	$8.83		$10.25		$11.96	$11.89	$11.63	$10.86
Total Return(c)	(6.01	)%**	1.01%		11.56%	13.91%	13.70%	49.63%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$322,614		$356,524		$354,236	$326,032	$335,819	$222,856
Net expenses to average daily net assets(d)(e)	0.00	%(f)*	0.00	%(f)	0.00%	0.00%	0.00%	0.00%
Net investment income to average daily net assets(a)	2.15	%*	1.63%		1.90%	1.99%	2.11%	1.99%
Portfolio turnover rate	40	%**	30%		15%	20%	17%	73%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%		0.02%	0.02%	0.04%	0.05%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(g)	$0.00	(g)	$0.00 (g)	$0.00 (g)	$0.00 (g)	$0.01

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculations exclude purchase premiums and redemption fees which are borne by the shareholders.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(e)  Net expenses to average daily net assets were less than 0.01%.

(f)  The net expense ratio does not include the effect of expense reductions.

(g)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

8

GMO Global Equity Allocation Fund

(formerly GMO Global (U.S.+) Equity Allocation Fund)
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Global Equity Allocation Fund (formerly GMO Global (U.S.+) Equity Allocation Fund) (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of the MSCI ACWI (All Country World Index) Index. The Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds (which may include one or more of the GMO Emerging Markets Funds) and the GMO U.S. Equity Funds. The Fund may also invest in shares of other GMO Funds, including the GMO Fixed Income Funds, GMO Alpha Only Fund, GMO Flexible Equities Fund, and GMO Alternative Asset Opportunity Fund.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect).

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Securities for which quotations are not

9

GMO Global Equity Allocation Fund

(formerly GMO Global (U.S.+) Equity Allocation Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities using fair value prices supplied by a third party vendor based on models to the extent that these fair value prices are available.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$322,639,574	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	49	—
Total	$322,639,623	$—

10

GMO Global Equity Allocation Fund

(formerly GMO Global (U.S.+) Equity Allocation Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of February 29, 2008	$49	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Realized gain distributions received	171	—
Realized gain distributions paid	(171)	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	—	—
Balance as of August 31, 2008	$49	$—

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all

11

GMO Global Equity Allocation Fund

(formerly GMO Global (U.S.+) Equity Allocation Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$373,821,303	$49	$(51,181,729)	$(51,181,680)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

12

GMO Global Equity Allocation Fund

(formerly GMO Global (U.S.+) Equity Allocation Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for on the trade date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund also incurs certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Purchase and redemption of Fund shares

As of August 31, 2008, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.11% of the amount invested or redeemed. The redemption fee is only applicable to shares acquired on or after June 30, 2003. The Fund's purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying funds in which the Fund was invested as of June 30, 2008. The level of purchase premium and redemption fee for the Fund may be adjusted to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the Manager may waive the purchase premium or redemption fee in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except for estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may charge a redemption fee based on estimated or known transaction costs. The Fund charges no premium for reinvested distributions.

13

GMO Global Equity Allocation Fund

(formerly GMO Global (U.S.+) Equity Allocation Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risks associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not directly charge an advisory fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 (excluding "Excluded Expenses", as defined below). Excluded Expenses include fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

14

GMO Global Equity Allocation Fund

(formerly GMO Global (U.S.+) Equity Allocation Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2008, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.455%	0.066%	0.001%	0.522%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $1,703 and $1,012, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2008 aggregated $141,278,325 and $137,102,093, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 38.12% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

15

GMO Global Equity Allocation Fund

(formerly GMO Global (U.S.+) Equity Allocation Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

As of August 31, 2008, less than 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	10,295	$92,552	1,944,098	$23,157,515
Shares issued to shareholders in reinvestment of distributions	2,835,577	25,378,414	4,518,134	52,432,161
Shares repurchased	(1,076,098)	(10,805,243)	(1,300,196)	(16,394,251)
Purchase premiums	—	102	—	23,181
Redemption fees	—	4,496	—	9,382
Net increase (decrease)	1,769,774	$14,670,321	5,162,036	$59,227,988

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2008 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Alpha Only Fund, Class IV	$22,706,205	$4,262,534	$500,000	$239,377	$2,307,157	$24,101,529
GMO Emerging Countries Fund, Class III	8,443,861	1,022,610	7,544,143	—	1,022,610	—
GMO Emerging Country Debt Fund, Class IV	1,702,519	—	1,711,767	—	—	—
GMO Emerging Markets Fund, Class VI	36,561,535	18,920,011	12,385,520	—	6,416,634	28,570,962

16

GMO Global Equity Allocation Fund

(formerly GMO Global (U.S.+) Equity Allocation Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO International Core Equity Fund, Class VI	$—	$93,278,266	$—	$1,120,057	$665,818	$79,089,683
GMO International Growth Equity Fund, Class IV	29,271,874	1,529,339	3,843,474	505,585	873,754	23,534,414
GMO International Intrinsic Value Fund, Class IV	28,827,179	1,783,341	3,120,000	398,847	1,384,494	23,580,143
GMO Short-Duration Investment Fund, Class III	135,936	356	—	356	—	135,004
GMO SPV I, LLC	49	—	—	—	171	49
GMO U.S. Core Equity Fund, Class VI	134,495,007	674,459	105,370,000	674,459	—	33,247,514
GMO U.S. Growth Fund, Class III	17,965	91	—	91	—	18,157
GMO U.S. Quality Equity Fund, Class VI	94,350,851	19,807,318	2,627,189	825,635	534,366	110,344,225
Totals	$356,512,981	$141,278,325	$137,102,093	$3,764,407	$13,205,004	$322,621,680

9.  Subsequent event

Effective September 30, 2008, the premium on cash purchases and fee on cash redemptions were each changed to 0.07% of the amount invested or redeemed. Effective October 8, 2008, the premium on cash purchases and fee on cash redemptions were each changed to 0.08% of the amount invested or redeemed. Effective October 21, 2008, the premium on cash purchases and fee on cash redemptions were each changed to 0.12% of the amount invested or redeemed.

17

GMO Global Equity Allocation Fund

(formerly GMO Global (U.S.+) Equity Allocation Fund)
(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears advisory fees

18

GMO Global Equity Allocation Fund

(formerly GMO Global (U.S.+) Equity Allocation Fund)
(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole; information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients with similar objectives.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

19

GMO Global Equity Allocation Fund

(formerly GMO Global (U.S.+) Equity Allocation Fund)
(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

20

GMO Global Equity Allocation Fund

(formerly GMO Global (U.S.+) Equity Allocation Fund)
(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.52%	$1,000.00	$939.90	$2.54
2) Hypothetical	0.52%	$1,000.00	$1,022.58	$2.65

*  Expenses are calculated using the Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

21

Subsequent Event (continued) -

As described more fully below, and in light of current extraordinary market conditions:

•  The Fixed Income Funds will honor nearly all redemptions in-kind during this period.

•  The Fixed Income Funds will, if deemed prudent by GMO, take temporary defensive measures (until GMO has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with a Fund's normal investment strategies) and may not achieve their respective investment objectives during this period.

* * * * * * *

As described elsewhere in the Prospectus, each of the Fixed Income Funds makes extensive use of derivatives to achieve its exposures to the fixed income markets and to pursue strategies intended to obtain returns in excess of its performance benchmark. Each of those Funds also invests a substantial portion of its assets in the GMO Short-Duration Collateral Fund ("SDCF") and/or the GMO World Opportunity Overlay Fund ("WOOF"). The principal risks of pursuing the Fixed Income Funds' strategies in this manner, including the risks of using derivatives, are discussed in greater detail in the Prospectus under the heading "Description of Principal Risks."

Very recent changes in the credit markets have reduced the liquidity for all types of fixed income securities, including the asset-backed securities held by all of the Fixed Income Funds either directly or indirectly through SDCF and WOOF. Contemporaneously, each Fixed Income Fund has also had a greater need for cash to provide margin for large swings in the mark-to-market obligations arising under the derivatives used by the Funds. In order to deal equitably with the demands for liquidity, on October 23, 2008 and October 27, 2008, SDCF declared and paid to all shareholders (including the Fixed Income Funds) a dividend in an aggregate amount equal to substantially all of the cash on hand in SDCF. Substantially all subsequent cash flows into SDCF from portfolio investments (and proceeds of dispositions by SDCF) are likewise expected to be declared and paid as dividends as practicable. All redemptions from SDCF and WOOF by other Fixed Income Funds (and any other shareholders) will be honored in-kind until further notice, using for this purpose (and to the extent practicable) securities deemed by GMO to be representative of the portfolio of SDCF and/or WOOF.

Each of the Fixed Income Funds uses its cash balance to meet its derivative collateral obligations and for other purposes. There is no assurance that a Fund's cash balance will be sufficient to meet that Fund's collateral obligations and, if it is not, the Fund would be required to liquidate other positions. That may include redeeming shares of SDCF and/or WOOF, in which case, as noted above, the Fixed Income Fund would receive redemption proceeds in-kind from SDCF and/or WOOF and would then be required to dispose of those assets (mostly asset-backed securities) in the current adverse market conditions.

To manage each Fixed Income Fund's cash collateral needs in these extraordinary market conditions, GMO reserves the right to reduce or eliminate the Fund's derivative exposures, including those that are intended to cause a Fixed Income Fund to track its benchmark more closely. To the extent that a Fixed Income Fund reduces those exposures, it will tend to cause the performance of that Fund to track its benchmark less closely and make the Fund's performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.

To address in part the management issues described above, nearly all redemptions from the Fixed Income Funds are expected to be in-kind for the foreseeable future. If redeeming shareholders from a Fixed Income Fund choose to dispose of assets received in-kind immediately, those dispositions will occur in the current extraordinary market conditions. To the extent that the Fixed Income Funds honor redemptions in cash, redeeming shareholders will bear the redemption fees described in more detail below. The Manager may impose a new purchase premium and/or redemption fee for any Fund at any time. The Manager also may modify or eliminate an existing purchase premium or redemption fee for any Fund at any time.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	67.3%
Debt Obligations	22.1
Cash and Cash Equivalents	11.7
Short-Term Investments	9.8
Options Purchased	0.2
Forward Currency Contracts	0.1
Preferred Stocks	0.1
Loan Participations	0.0
Loan Assignments	0.0
Rights and Warrants	0.0
Promissory Notes	0.0
Written Options	(0.1)
Reverse Repurchase Agreements	(0.1)
Futures	(5.4)
Swaps	(6.8)
Other	1.1
100.0%
Country / Region Summary**	% of Investments
United States	70.3%
Euro Region***	9.5
Japan	6.5
United Kingdom	5.4
Switzerland	3.2
Canada	1.7
Singapore	0.9
Australia	0.7
Hong Kong	0.6
Denmark	0.5
Norway	0.2
Sweden	0.2
Brazil	0.1
Mexico	0.1
Russia	0.1
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds except for GMO Alpha Only Fund. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Portugal and Spain.

1

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.1%
	Affiliated Issuer — 100.1%
15,265,382	GMO Alpha Only Fund, Class IV	152,806,479
2,922,690	GMO Core Plus Bond Fund, Class IV	26,041,165
7,384,372	GMO Domestic Bond Fund, Class VI	67,936,223
586,955	GMO Emerging Country Debt Fund, Class IV	5,599,553
631,997	GMO International Bond Fund, Class III	5,251,896
6,303,721	GMO International Growth Equity Fund, Class IV	151,730,565
5,968,409	GMO International Intrinsic Value Fund, Class IV	152,313,789
2,644,319	GMO Special Situations Fund, Class VI	57,434,599
6,529,744	GMO Strategic Fixed Income Fund, Class VI	148,355,781
5,699,510	GMO U.S. Core Equity Fund, Class VI	67,083,237
13,192,920	GMO U.S. Quality Equity Fund, Class VI	266,233,126
	TOTAL MUTUAL FUNDS (COST $1,231,175,394)	1,100,786,413
	SHORT-TERM INVESTMENTS — 0.0%
38,071	State Street Eurodollar Time Deposit, 1.00%, due 09/02/08	38,071
	TOTAL SHORT-TERM INVESTMENTS (COST $38,071)	38,071
	TOTAL INVESTMENTS — 100.1% (Cost $1,231,213,465)	1,100,824,484
	Other Assets and Liabilities (net) — (0.1%)	(910,695)
	TOTAL NET ASSETS — 100.0%	$1,099,913,789

Notes to Schedule of Investments:

As of August 31, 2008, 29.94% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

2

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $38,071) (Note 2)	$38,071
Investments in affiliated issuers, at value (cost $1,231,175,394) (Notes 2 and 8)	1,100,786,413
Receivable for Fund shares sold	33,962,020
Receivable for expenses reimbursed by Manager (Note 3)	9,765
Total assets	1,134,796,269
Liabilities:
Payable for investments purchased	33,962,017
Payable for Fund shares repurchased	876,300
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	2,231
Accrued expenses	41,932
Total liabilities	34,882,480
Net assets	$1,099,913,789
Net assets consist of:
Paid-in capital	$1,199,076,956
Accumulated undistributed net investment income	8,200,112
Accumulated net realized gain	23,025,702
Net unrealized depreciation	(130,388,981)
$1,099,913,789
Net assets attributable to:
Class III shares	$1,099,913,789
Shares outstanding:
Class III	52,373,447
Net asset value per share:
Class III	$21.00

See accompanying notes to the financial statements.

3

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$11,118,859
Interest	201
Total investment income	11,119,060
Expenses:
Custodian, fund accounting agent and transfer agent fees	23,000
Audit and tax fees	15,272
Legal fees	12,512
Trustees fees and related expenses (Note 3)	6,056
Registration fees	1,380
Miscellaneous	6,808
Total expenses	65,028
Fees and expenses reimbursed by Manager (Note 3)	(55,936)
Expense reductions (Note 2)	(7,527)
Net expenses	1,565
Net investment income (loss)	11,117,495
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(23,670,893)
Realized gains distributions from affiliated issuers (Note 8)	48,530,749
Net realized gain (loss)	24,859,856
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(73,457,807)
Net realized and unrealized gain (loss)	(48,597,951)
Net increase (decrease) in net assets resulting from operations	$(37,480,456)

See accompanying notes to the financial statements.

4

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$11,117,495	$32,758,480
Net realized gain (loss)	24,859,856	61,340,612
Change in net unrealized appreciation (depreciation)	(73,457,807)	(89,711,146)
Net increase (decrease) in net assets from operations	(37,480,456)	4,387,946
Distributions to shareholders from:
Net investment income
Class III	(7,945,083)	(43,466,039)
Net realized gains
Class III	(36,546,421)	(24,846,890)
	(44,491,504)	(68,312,929)
Net share transactions (Note 7):
Class III	81,682,000	634,481,810
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	38,241	234,265
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	81,720,241	634,716,075
Total increase (decrease) in net assets	(251,719)	570,791,092
Net assets:
Beginning of period	1,100,165,508	529,374,416
End of period (including accumulated undistributed net investment income of $8,200,112 and $5,027,700, respectively)	$1,099,913,789	$1,100,165,508

See accompanying notes to the financial statements.

5

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006(a)
Net asset value, beginning of period	$22.70		$23.71		$22.37	$20.00
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.23		0.99		0.69	0.52
Net realized and unrealized gain (loss)	(1.00)		(0.15)		2.17	2.34
Total from investment operations	(0.77)		0.84		2.86	2.86
Less distributions to shareholders:
From net investment income	(0.17)		(1.02)		(0.90)	(0.47)
From net realized gains	(0.76)		(0.83)		(0.62)	(0.02)
Total distributions	(0.93)		(1.85)		(1.52)	(0.49)
Net asset value, end of period	$21.00		$22.70		$23.71	$22.37
Total Return(c)	(3.43	)%**	3.15%		12.98%	14.42	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,099,914		$1,100,166		$529,374	$366,622
Net expenses to average daily net assets(d)(e)	0.00	%(f)*	0.00	%(f)	0.00%	0.00	%*
Net investment income to average daily net assets(b)	2.02	%*	4.05%		2.98%	3.22	%*
Portfolio turnover rate	16	%**	47%		23%	10	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%		0.02%	0.06	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(g)	$0.01		$0.00 (g)	$0.02

(a)  Period from May 31, 2005 (commencement of operations) through February 28, 2006.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)  Net expenses exclude expenses incurred indirectly through investments in the underlying funds (See Note 3).

(e)  Net expenses to average daily net assets were less than 0.01%.

(f)  The net expense ratio does not include the effect of expense reductions.

(g)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

6

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Strategic Opportunities Allocation Fund (the "Fund"), which commenced operations on May 31, 2005, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark, the GMO Strategic Opportunities Allocation Index. The GMO Strategic Opportunities Allocation Index is a composite benchmark computed by GMO consisting of: (i) the MSCI World Index, and (ii) the Lehman Brothers U.S. Aggregate Index in the following proportions: 75% (MSCI World Index) and 25% (Lehman Brothers U.S. Aggregate Index). The Fund is a fund of funds and invests in shares of other GMO Funds, which may include the GMO International Equity Funds (including one or more of the GMO Emerging Markets Funds), the GMO U.S. Equity Funds, the GMO Fixed Income Funds, GMO Alpha Only Fund, GMO Alternative Asset Opportunity Fund, GMO Flexible Equities Fund, and GMO Special Situations Fund.

The financial statements of the underlying funds in which the Fund invests should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com. Shares of GMO Special Situations Fund are not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted

7

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities using fair value prices supplied by a third party vendor based on models to the extent that these fair value prices are available.

Typically the Fund and the underlying funds value debt instruments based on prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates primary pricing sources on an ongoing basis and may change a pricing source should the Manager deem it appropriate. If it deems it appropriate, the Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source. The prices provided by primary pricing sources may differ from the value that would be realized if the securities were sold, and the differences could be material.

Certain securities held by the Fund and the underlying funds are valued on the basis of prices provided by a single source. The prices provided may differ from the value that would be realized if the securities were sold, and the differences could be material. As of August 31, 2008, the total value of these securities represented 7.55% of net assets.

The Fund directly and indirectly (through underlying funds) invests in securities with contractual cash flows, such as asset- backed securities, collateralized mortgage obligations and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate values, delinquencies and/or defaults, and may be adversely affected by changes in interest rates and shifts in the market's perception of the securities' market values.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level

8

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$1,043,389,885	$—
Level 2 - Other Significant Observable Inputs	57,434,599	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$1,100,824,484	$—
Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

The Fund held no investments or other financial instruments at either February 29, 2008 or August 31, 2008, whose fair value was determined using Level 3 inputs.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the

9

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,236,165,960	$4,388,860	$(139,730,336)	$(135,341,476)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have

10

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund also incurs certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

As of August 31, 2008, the premium on cash purchases of Fund shares was 0.07% of the amount invested. In the case of cash redemptions, the fee is currently 0.04% of the amount redeemed. The Fund's purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying funds in which the Fund was invested as of June 30, 2008. The level of purchase premium and redemption fee for the Fund may be adjusted to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the Manager may waive the purchase premium or redemption fee in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except for estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those

11

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may charge a redemption fee based on estimated or known transaction costs. The Fund charges no premium for reinvested distributions.

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risks associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among the designated underlying funds. The Manager does not directly charge a management fee or shareholder service fee, but receives management and shareholder service fees from the underlying funds in which the Fund invests.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 (excluding "Excluded Expenses", as defined below). Excluded Expenses include fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

12

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2008, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.397%	0.071%	0.003%	0.471%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $5,320 and $3,036, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2008 aggregated $272,648,827 and $174,915,737, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 32.90% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

13

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

As of August 31, 2008, less than 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and 98.44% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	2,681,455	$56,760,216	23,859,232	$579,450,743
Shares issued to shareholders in reinvestment of distributions	2,103,030	44,394,969	2,788,898	67,229,949
Shares repurchased	(886,150)	(19,473,185)	(502,061)	(12,198,882)
Purchase premiums	—	34,182	—	232,499
Redemption fees	—	4,059	—	1,766
Net increase (decrease)	3,898,335	$81,720,241	26,146,069	$634,716,075

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2008 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Alpha Only Fund, Class IV	$90,584,368	$70,889,665	$—	$906,928	$8,741,122	$152,806,479
GMO Core Plus Bond Fund, Class IV	26,514,728	1,060,589	25,000	1,060,589	—	26,041,165
GMO Domestic Bond Fund, Class VI	—	68,583,957	1,239,595	—	107,501	67,936,223
GMO Emerging Country Debt Fund, Class IV	5,743,483	152,950	—	31,629	121,321	5,599,553

14

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Markets Opportunities Fund, Class VI	$103,926,197	$24,950,520	$98,007,614	$516,691	$24,433,829	$—
GMO International Bond Fund, Class III	5,569,426	413,051	—	413,051	—	5,251,896
GMO International Growth Equity Fund, Class IV	156,545,575	16,897,866	1,000,000	3,078,170	5,319,696	151,730,565
GMO International Intrinsic Value Fund, Class IV	159,656,664	19,380,267	3,157,072	2,433,387	8,446,880	152,313,789
GMO Special Situations Fund, Class VI	58,396,773	—	2,000,000	—	—	57,434,599
GMO Strategic Fixed Income Fund, Class VI	216,621,119	6,653,930	67,476,456	33,683	—	148,355,781
GMO U.S. Core Equity Fund, Class VI	69,986,654	573,240	2,000,000	573,240	—	67,083,237
GMO U.S. Quality Equity Fund, Class VI	206,637,036	63,092,792	10,000	2,071,491	1,360,400	266,233,126
Totals	$1,100,182,023	$272,648,827	$174,915,737	$11,118,859	$48,530,749	$1,100,786,413

9.  Subsequent event

Effective September 30, 2008, the Fund no longer charged a premium on cash purchases or fee on cash redemptions of the amount invested or redeemed. Effective October 8, 2008, the fee on cash redemptions was changed to 0.22% of the amount redeemed. Effective October 21, 2008, the premium on cash purchases was changed to 0.03% of the amount invested and the fee on cash redemptions was changed to 0.50% of the amount redeemed.

15

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees

16

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole; information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients with similar objectives.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

17

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

18

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.47%	$1,000.00	$965.70	$2.33
2) Hypothetical	0.47%	$1,000.00	$1,022.84	$2.40

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

19

Subsequent Event (continued) -

As described more fully below, and in light of current extraordinary market conditions:

•  The Fixed Income Funds will honor nearly all redemptions in-kind during this period.

•  The Fixed Income Funds will, if deemed prudent by GMO, take temporary defensive measures (until GMO has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with a Fund's normal investment strategies) and may not achieve their respective investment objectives during this period.

* * * * * * *

As described elsewhere in the Prospectus, each of the Fixed Income Funds makes extensive use of derivatives to achieve its exposures to the fixed income markets and to pursue strategies intended to obtain returns in excess of its performance benchmark. Each of those Funds also invests a substantial portion of its assets in the GMO Short-Duration Collateral Fund ("SDCF") and/or the GMO World Opportunity Overlay Fund ("WOOF"). The principal risks of pursuing the Fixed Income Funds' strategies in this manner, including the risks of using derivatives, are discussed in greater detail in the Prospectus under the heading "Description of Principal Risks."

Very recent changes in the credit markets have reduced the liquidity for all types of fixed income securities, including the asset-backed securities held by all of the Fixed Income Funds either directly or indirectly through SDCF and WOOF. Contemporaneously, each Fixed Income Fund has also had a greater need for cash to provide margin for large swings in the mark-to-market obligations arising under the derivatives used by the Funds. In order to deal equitably with the demands for liquidity, on October 23, 2008 and October 27, 2008, SDCF declared and paid to all shareholders (including the Fixed Income Funds) a dividend in an aggregate amount equal to substantially all of the cash on hand in SDCF. Substantially all subsequent cash flows into SDCF from portfolio investments (and proceeds of dispositions by SDCF) are likewise expected to be declared and paid as dividends as practicable. All redemptions from SDCF and WOOF by other Fixed Income Funds (and any other shareholders) will be honored in-kind until further notice, using for this purpose (and to the extent practicable) securities deemed by GMO to be representative of the portfolio of SDCF and/or WOOF.

Each of the Fixed Income Funds uses its cash balance to meet its derivative collateral obligations and for other purposes. There is no assurance that a Fund's cash balance will be sufficient to meet that Fund's collateral obligations and, if it is not, the Fund would be required to liquidate other positions. That may include redeeming shares of SDCF and/or WOOF, in which case, as noted above, the Fixed Income Fund would receive redemption proceeds in-kind from SDCF and/or WOOF and would then be required to dispose of those assets (mostly asset-backed securities) in the current adverse market conditions.

To manage each Fixed Income Fund's cash collateral needs in these extraordinary market conditions, GMO reserves the right to reduce or eliminate the Fund's derivative exposures, including those that are intended to cause a Fixed Income Fund to track its benchmark more closely. To the extent that a Fixed Income Fund reduces those exposures, it will tend to cause the performance of that Fund to track its benchmark less closely and make the Fund's performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.

To address in part the management issues described above, nearly all redemptions from the Fixed Income Funds are expected to be in-kind for the foreseeable future. If redeeming shareholders from a Fixed Income Fund choose to dispose of assets received in-kind immediately, those dispositions will occur in the current extraordinary market conditions. To the extent that the Fixed Income Funds honor redemptions in cash, redeeming shareholders will bear the redemption fees described in more detail below. The Manager may impose a new purchase premium and/or redemption fee for any Fund at any time. The Manager also may modify or eliminate an existing purchase premium or redemption fee for any Fund at any time.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	95.0%
Loan Participations	5.0
Options Purchased	3.8
Loan Assignments	1.7
Short-Term Investments	1.5
Forward Currency Contracts	0.9
Rights and Warrants	0.4
Promissory Notes	0.2
Futures	0.0
Swaps	(0.0)
Written Options	(0.5)
Reverse Repurchase Agreements	(9.4)
Other	1.4
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2008 (Unaudited)

Country / Region Summary**	% of Investments
Mexico	12.7%
Brazil	11.0
Russia	10.7
Turkey	8.4
Venezuela	7.5
Philippines	6.9
Colombia	4.8
Argentina	4.7
Uruguay	4.4
Ukraine	2.6
Indonesia	2.4
Dominican Republic	2.0
Congo	1.9
Ivory Coast	1.8
Vietnam	1.6
El Salvador	1.5
South Africa	1.4
Iraq	1.1
Kazakhstan	0.9
Pakistan	0.9
Peru	0.8
Egypt	0.8
Qatar	0.8
Gabon	0.7
Panama	0.7
Aruba	0.7
Israel	0.7
Sri Lanka	0.6
Jamaica	0.6
Africa	0.5
Ecuador	0.5
Serbia	0.5
Guatemala	0.4
Bosnia & Herzegovina	0.3
Chile	0.3
Poland	0.3
India	0.3
Tunisia	0.3
Costa Rica	0.2
Trinidad & Tobago	0.2
Georgia	0.2
China	0.2
Belize	0.1
Thailand	0.1
Nicaragua	0.1
Lebanon	(0.1)
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 88.9%
		Argentina — 10.0%
		Foreign Government Obligations
USD	9,000,000	Province of Buenos Aires, Reg S, Step Up, Variable Rate, 3.00%, due 05/15/35	2,760,921
USD	29,071,104	Republic of Argentina, 8.28%, due 12/31/33	17,413,591
USD	45,719,999	Republic of Argentina Capitalization Bond, Series 2031, 12.00%, due 06/19/31 (a)	11,887,200
DEM	3,830,000	Republic of Argentina Discount Bond, Series DM, Variable Rate, 6 mo. DEM LIBOR + .81%, 3.00%, due 03/31/23 (a)	1,436,424
USD	32,000,000	Republic of Argentina Discount Bond, Series L-GL, Variable Rate, 6 mo. LIBOR + .81%, 5.44%, due 03/31/23 (a)	16,000,000
EUR	214,800,000	Republic of Argentina GDP Linked, Variable Rate, 1.26%, due 12/15/35 (b)	25,209,787
USD	71,474	Republic of Argentina GDP Linked, Variable Rate, 1.32%, due 12/15/35 (b)	6,361
ARS	28,000,000	Republic of Argentina GDP Linked, Variable Rate, 1.38%, due 12/15/35 (b) (c)	651,697
DEM	5,000,000	Republic of Argentina Global Bond, 9.00%, due 11/19/08 (a) (c)	825,100
USD	26,545,000	Republic of Argentina Global Bond, 12.13%, due 02/25/19 (a)	6,901,700
USD	6,931,000	Republic of Argentina Global Bond, 12.00%, due 02/01/20 (a)	1,802,060
USD	13,540,000	Republic of Argentina Global Bond, 8.88%, due 03/01/29 (a)	3,520,400
USD	31,390,000	Republic of Argentina Global Bond, EMTN, Reg S, Variable Rate, 3 mo. LIBOR + .58%, 0.00%, due 04/06/04 (a)	10,044,800
USD	198,230	Republic of Argentina Global Bond, Series 2008, Step Up, 15.50%, due 12/19/08 (a)	51,540
USD	28,054,525	Republic of Argentina Global Bond, Series 2018, 12.25%, due 06/19/18 (a)	7,294,176
USD	8,000,000	Republic of Argentina Global Bond, Series BT04, 9.75%, due 09/19/27 (a)	2,080,000
DEM	20,000,000	Republic of Argentina Global Bond, Series DM, 5.87%, due 03/31/23 (a)	7,500,908
EUR	3,500,000	Republic of Argentina Global Bond, Series FEB, Step Down, 8.00%, due 02/26/08 (a)	1,431,291
ARS	28,000,000	Republic of Argentina Global Bond, Step Up, 0.63%, due 12/31/38 (c)	2,484,373
ARS	6,774,220	Republic of Argentina Global Bond, Variable Rate, 2.00%, due 02/04/18 (c)	1,997,873
USD	15,000,000	Republic of Argentina Global Par Bond, Series L-GP, Step Up, 6.00%, due 03/31/23 (a)	7,500,000
USD	1,815,200	Republic of Argentina Pro 4, 2.00%, due 12/28/10 (a)	289,706
USD	7,211,000	Republic of Argentina, Series BGLO, 8.38%, due 12/20/03 (a)	1,802,750
USD	46,000,000	Republic of Argentina, Series F, due 10/15/04 (a)	11,500,000

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value		Description	Value ($)
		Argentina — continued
EUR	284,000,000	Republic of Argentina, Step Up, 1.20%, due 12/31/38	121,867,844
USD	17,000,000	Republic of Argentina, Step Up, 1.33%, due 12/31/38	4,743,000
		Total Argentina	269,003,502
		Aruba — 1.2%
		Foreign Government Obligations
USD	5,000,000	Government of Aruba, 6.19%, due 10/30/12	4,975,000
USD	3,500,000	Government of Aruba, 6.71%, due 10/15/13	3,552,500
USD	3,752,000	Government of Aruba, 6.80%, due 04/02/14	3,808,280
USD	20,000,000	Government of Aruba, Reg S, 6.40%, due 09/06/15	20,000,000
		Total Aruba	32,335,780
		Belize — 0.1%
		Foreign Government Obligations
USD	4,023,400	Government of Belize, Reg S, Step Up, 4.25%, due 02/20/29	2,806,321
		Bosnia & Herzegovina — 0.5%
		Foreign Government Obligations
DEM	22,719,600	Bosnia & Herzegovina, Series A, Step Up, Variable Rate, 6 mo. DEM LIBOR + .81%, 5.93%, due 12/11/17	13,403,346
		Brazil — 2.2%
		Foreign Government Obligations
USD	9,258,333	Brazilian Government International Exit Bonds, 6.00%, due 09/15/13	9,258,333
USD	362,501	Brazilian Government International Exit Bonds Odd Lot, 6.00%, due 09/15/13	362,501
USD	12,500,000	Republic of Brazil, 8.00%, due 01/15/18	13,950,000
USD	28,000,000	Republic of Brazil, 8.25%, due 01/20/34 (d)	34,790,000
		Total Brazil	58,360,834
		China — 0.3%
		Foreign Government Obligations
USD	7,500,000	China Government International Bond, 6.80%, due 05/23/11	8,047,516

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value		Description	Value ($)
		Colombia — 0.5%
		Foreign Government Obligations
USD	8,000,000	Republic of Colombia, 8.70%, due 02/15/16	9,240,000
USD	3,800,000	Republic of Colombia, 11.85%, due 03/09/28	4,959,000
		Total Colombia	14,199,000
		Congo Republic (Brazzaville) — 2.2%
		Foreign Government Obligations
USD	109,865,600	Republic of Congo, Step Up, 2.50%, due 06/30/29	57,954,104
		Costa Rica — 0.3%
		Foreign Government Obligations
USD	3,000,000	Republic of Costa Rica, Reg S, 8.05%, due 01/31/13	3,240,000
USD	3,710,000	Republic of Costa Rica, Reg S, 10.00%, due 08/01/20	4,748,800
		Total Costa Rica	7,988,800
		Dominican Republic — 2.4%
		Asset-Backed Securities — 0.5%
USD	15,250,310	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 04/15/24	14,220,914
		Foreign Government Obligations — 1.9%
USD	2,206,784	Dominican Republic Bond, Variable Rate, 6 mo. LIBOR + .81%, 3.94%, due 08/31/09	2,190,233
USD	42,557,000	Dominican Republic Bond, Variable Rate, 6 mo. LIBOR + .81%, 3.69%, due 08/30/24	40,429,150
USD	9,000,000	Dominican Republic, Reg S, 8.63%, due 04/20/27	8,437,500
USD	196,439	Dominican Republic, Series RG, Variable Rate, 6 mo. LIBOR + .81%, 3.94%, due 08/31/09	194,965
			51,251,848
		Total Dominican Republic	65,472,762

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value		Description	Value ($)
		Ecuador — 0.3%
		Foreign Government Obligations
USD	2,233,332	Republic of Ecuador PDI (Global Bearer Capitalization Bond), PIK, Variable Rate, 6 mo. LIBOR + .81%, 3.94%, due 02/27/15 (c)	1,705,819
USD	8,587,000	Republic of Ecuador, Step Up, 10.00%, due 08/15/30	7,599,495
		Total Ecuador	9,305,314
		Egypt — 0.1%
		Corporate Debt
USD	1,545,961	Petroleum Export, 144A, 5.27%, due 06/15/11	1,519,680
		El Salvador — 1.3%
		Foreign Government Obligations
USD	34,000,000	Republic of El Salvador, Reg S, 7.65%, due 06/15/35	35,105,000
		Gabon — 0.8%
		Foreign Government Obligations
USD	21,000,000	Gabonese Republic Series Reg S, 8.20%, due 12/12/17	21,525,000
		Grenada — 0.1%
		Foreign Government Obligations
USD	6,000,000	Government of Grenada, Reg S, Step Up, 1.00%, due 09/15/25	3,240,000
		Guatemala — 0.3%
		Foreign Government Obligations
USD	6,750,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	7,745,625
		Indonesia — 1.2%
		Foreign Government Agency — 0.9%
USD	31,000,000	Majapahit Holding BV, 144A, 7.88%, due 06/29/37	25,420,000
		Foreign Government Obligations — 0.3%
USD	8,000,000	Republic of Indonesia, 144A, 7.75%, due 01/17/38	7,920,000
		Total Indonesia	33,340,000

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value		Description	Value ($)
		Iraq — 0.4%
		Foreign Government Obligations
USD	16,000,000	Republic of Iraq, Reg S, 5.80%, due 01/15/28	11,760,000
		Israel — 0.7%
		Foreign Government Agency
USD	19,000,000	Israel Electric Corp. Ltd., 144A, 7.25%, due 01/15/19	19,045,103
		Ivory Coast — 2.1%
		Foreign Government Obligations
FRF	37,500,000	Ivory Coast Discount Bond, Series FRF, Variable Rate, Step Up, 4.00%, due 03/31/28 (a)	3,690,230
FRF	85,905,000	Ivory Coast FLIRB, Series FRF, Variable Rate, Step Up, 4.00%, due 03/30/18 (a)	7,108,692
USD	69,850,000	Ivory Coast FLIRB, Variable Rate, Step Up, 4.00%, due 03/31/18 (a)	26,892,250
FRF	256,889,500	Ivory Coast PDI, Series FRF, Variable Rate, Step Up, 2.90%, due 03/31/18 (a)	19,821,430
		Total Ivory Coast	57,512,602
		Jamaica — 0.6%
		Foreign Government Agency — 0.3%
USD	7,000,000	Air Jamaica Ltd., Reg S, 9.38%, due 07/08/15	7,157,500
		Foreign Government Obligations — 0.3%
USD	7,400,000	Government of Jamaica, 8.00%, due 06/24/19	7,215,000
USD	2,500,000	Government of Jamaica, 8.00%, due 03/15/39	2,350,000
			9,565,000
		Total Jamaica	16,722,500
		Malaysia — 1.0%
		Asset-Backed Securities
MYR	45,000,000	Transshipment Megahub Berhad, Series C, 5.45%, due 11/03/09	13,230,146
MYR	50,000,000	Transshipment Megahub Berhad, Series F, 6.70%, due 11/02/12	14,854,133
		Total Malaysia	28,084,279

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value		Description	Value ($)
		Mexico — 7.5%
		Foreign Government Agency — 3.4%
GBP	7,689,000	Pemex Project Funding Master Trust, EMTN, 7.50%, due 12/18/13	14,121,013
EUR	30,000,000	Pemex Project Funding Master Trust, Reg S, 6.38%, due 08/05/16	44,011,500
EUR	26,500,000	Pemex Project Funding Master Trust, Reg S, 5.50%, due 02/24/25 (d)	32,948,109
			91,080,622
		Foreign Government Obligations — 4.1%
USD	58,000,000	United Mexican States, 6.05%, due 01/11/40 (d)	56,318,000
GBP	29,994,000	United Mexican States, GMTN, 6.75%, due 02/06/24	54,537,877
			110,855,877
		Total Mexico	201,936,499
		Nicaragua — 0.2%
		Foreign Government Obligations
USD	7,389,593	Republic of Nicaragua BPI, Series E, 5.00%, due 02/01/11	6,502,842
		Pakistan — 0.5%
		Foreign Government Obligations
USD	20,000,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	12,600,000
		Peru — 2.4%
		Foreign Government Obligations
USD	12,452,000	Peru Enhanced Pass-Through Finance Ltd., Reg S, 0.00%, due 06/02/25	4,389,330
USD	25,000,000	Peru Par Bond, Series 30 Yr., Step Up, 3.00%, due 03/07/27	20,000,000
USD	1,640,372	Peru Trust II, Series 98-A LB, 0.00%, due 02/28/16	1,370,531
USD	4,625,077	Peru Trust, Series 97-I-P, Class A3, 0.00%, due 12/31/15	3,216,278
USD	1,539,783	Racers, Series 1998 I-P, due 03/10/16	1,049,362
EUR	22,160,000	Republic of Peru Global Bond, 7.50%, due 10/14/14	33,972,770
		Total Peru	63,998,271

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value		Description	Value ($)
		Philippines — 5.3%
		Foreign Government Agency
USD	59,501,000	Central Bank of Philippines, Series A, 8.60%, due 06/15/27	66,641,715
USD	6,000,000	National Power Corp., 9.88%, due 03/16/10	6,285,000
USD	31,600,000	National Power Corp., 9.63%, due 05/15/28	34,602,000
USD	8,500,000	National Power Corp., Global Bond, 8.40%, due 12/15/16	8,925,000
EUR	12,000,000	Republic of Philippines, 9.13%, due 02/22/10	18,044,715
USD	6,843,000	Republic of Philippines, 8.38%, due 02/15/11	7,313,798
		Total Philippines	141,812,228
		Poland — 0.6%
		Foreign Government Obligations
USD	10,000,000	Delphes Co. No. 2 Ltd., EMTN, Reg S, 7.75%, due 05/05/09	10,278,800
USD	6,000,000	Poland Government International Bond, 6.25%, due 07/03/12	6,370,200
		Total Poland	16,649,000
		Qatar — 0.6%
		Foreign Government Obligations
USD	10,000,000	State of Qatar, Reg S, 9.75%, due 06/15/30	14,900,000
		Russia — 10.7%
		Corporate Debt — 7.6%
EUR	40,000,000	Gaz Capital (Gazprom), EMTN, 5.36%, due 10/31/14	51,200,045
EUR	38,000,000	Gaz Capital (Gazprom), EMTN, Reg S, 5.88%, due 06/01/15	49,058,152
EUR	21,000,000	Gaz Capital (Gazprom), Reg S, 5.44%, due 11/02/17	25,378,131
USD	13,685,147	Gazprom International SA, Reg S, 7.20%, due 02/01/20	13,514,082
USD	26,791,935	Gazstream SA, Reg S, 5.63%, due 07/22/13 (d)	26,501,511
USD	8,000,000	Sberbank Capital SA, EMTN, 6.48%, due 05/15/13	7,870,400
USD	14,900,000	Transcapital Ltd. (Transneft), Series 144A, 8.70%, due 08/07/18	14,915,049
USD	19,000,000	VTB Capital SA, Reg S, 6.25%, due 06/30/35	16,815,000
			205,252,370
		Foreign Government Agency — 1.7%
USD	29,500,000	RSHB Capital SA, 144A, 6.30%, due 05/15/17	26,052,335
USD	20,500,000	RSHB Capital SA, 144A, 7.75%, due 05/29/18	19,346,875
			45,399,210

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value		Description	Value ($)
		Foreign Government Obligations — 1.4%
USD	32,990,457	Russian Federation, Reg S, Step Up, 7.50%, due 03/31/30	36,743,122
		Total Russia	287,394,702
		Serbia — 0.5%
		Foreign Government Obligations
USD	14,966,026	Republic of Serbia, Reg S, Step Up, 3.75%, due 11/01/24	13,731,329
		South Africa — 1.3%
		Foreign Government Agency — 0.1%
ZAR	163,000,000	Eskom Holdings Ltd., due 12/31/32	2,265,801
		Foreign Government Obligations — 1.2%
USD	8,000,000	Republic of South Africa, 5.88%, due 05/30/22	7,520,000
EUR	20,000,000	Republic of South Africa, EMTN, 4.50%, due 04/05/16	25,896,367
			33,416,367
		Total South Africa	35,682,168
		South Korea — 0.2%
		Foreign Government Agency
USD	5,000,000	Korea Southern Power Co., Reg S, 5.38%, due 04/18/13	4,928,000
		Sri Lanka — 0.6%
		Foreign Government Obligations
USD	19,000,000	Republic of Sri Lanka, 144A, 8.25%, due 10/24/12	17,195,000
		Thailand — 0.2%
		Foreign Government Agency
USD	5,000,000	PTT Public Co. Ltd., 5.75%, due 08/01/14	5,016,000
		Trinidad & Tobago — 0.6%
		Corporate Debt
USD	8,000,000	First Citizens St. Lucia, Reg S, 5.13%, due 02/14/11	8,044,000
USD	7,000,000	First Citizens St. Lucia, Reg S, 5.46%, due 02/01/12	7,081,900
		Total Trinidad & Tobago	15,125,900

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value		Description	Value ($)
		Tunisia — 0.1%
		Foreign Government Agency
JPY	360,000,000	Banque Centrale De Tunisie, Series 6BR, 4.35%, due 08/15/17	3,771,854
		Turkey — 2.6%
		Foreign Government Obligations
USD	18,000,000	Republic of Turkey, 7.38%, due 02/05/25 (d)	18,315,000
USD	56,000,000	Republic of Turkey, 6.88%, due 03/17/36 (d)	52,640,000
		Total Turkey	70,955,000
		Ukraine — 4.6%
		Foreign Government Agency — 0.7%
USD	9,000,000	Credit Suisse First Boston, the EXIM of Ukraine, 6.80%, due 10/04/12	8,093,606
USD	10,000,000	Dresdner Kleinwort Wasserstein for CJSC, the EXIM of Ukraine, 7.75%, due 09/23/09	9,950,000
			18,043,606
		Foreign Government Obligations — 3.9%
USD	18,000,000	City of Kyiv, Reg S, 8.25%, due 11/26/12	17,145,000
CHF	100,000,000	Ukraine Government, 3.50%, due 09/15/18	88,452,981
			105,597,981
		Total Ukraine	123,641,587
		United States — 10.5%
		Asset-Backed Securities — 9.7%
USD	4,000,000	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .48%, 2.95%, due 05/15/24	2,100,000
USD	51,040,000	Capital One Auto Finance Trust, Series 06-C, Class A4, Variable Rate, 1 mo. LIBOR + .03%, 2.50%, due 05/15/13	43,579,483
USD	26,000,000	Capital One Auto Finance Trust, Series 07-C, Class A3B, FGIC, Variable Rate, 1 mo. LIBOR + .51%, 2.98%, due 04/16/12	24,099,920
USD	45,000,000	Chase Issuance Trust, Series 06-A5, Class A, Variable Rate, 1 mo. LIBOR + .02%, 2.49%, due 11/15/13	43,265,072
USD	242,113	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .34%, 2.81%, due 10/25/34	164,637

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value		Description	Value ($)
		Asset-Backed Securities — continued
USD	1,070,431	CHYPS CBO Ltd., Series 97-1A, Class A2A, 144A, 6.72%, due 01/15/10	107,043
USD	25,000,000	Citibank Credit Card Issuance Trust, Series 06-A8, Class A8, Variable Rate, 3 mo. LIBOR + .04%, 2.75%, due 12/17/18	21,471,575
USD	3,857,096	Citigroup Mortgage Loan Trust, Inc., Series 05-HE3, Class A2C, Variable Rate, 1 mo. LIBOR + 0.26%, 2.73%, due 09/25/35	3,368,093
USD	1,753,428	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 2.91%, due 10/25/30	1,321,132
USD	29,239,348	Countrywide Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. LIBOR + .24%, 2.71%, due 12/15/35	17,836,002
USD	20,764,906	Countrywide Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. LIBOR + .24%, 2.71%, due 12/15/35	12,524,976
USD	16,603,452	Countrywide Home Equity Loan Trust, Series 06-D, Class 2A, XL, Variable Rate, 1 mo. LIBOR + .20%, 2.67%, due 05/15/36	8,813,610
USD	7,042,276	First Franklin Mortgage Loan Asset Backed Certificates, Series 05-FF10, Class A6M, Variable Rate, 1 mo. LIBOR + .35%, 2.82%, due 11/25/35	5,665,993
USD	24,808,321	Greenpoint Mortgage Funding Trust, Series 07-HE1, Class A1, XL, Variable Rate, 1 mo. LIBOR + .15%, 2.61%, due 12/13/32	5,165,092
USD	7,925,737	GSAMP Trust, Series 05-HE6, Class A2B, Variable Rate, 1 mo. LIBOR + .19%, 2.66%, due 11/25/35	6,578,362
USD	9,250,000	Home Equity Asset Trust, Series 07-1, Class 2A4, Variable Rate, 1 mo. LIBOR + .23%, 2.70%, due 05/25/37	3,979,350
USD	10,000,000	IXIS Real Estate Capital Trust, Series 06-HE2, Class A3, Variable Rate, 1 mo. LIBOR + .16%, 2.63%, due 08/25/36	8,371,000
USD	2,109,490	Master Asset-Backed Securities Trust, Series 06-FRE1, Class A2, Variable Rate, 1 mo. LIBOR + .12%, 2.59%, due 12/25/35	2,077,847
USD	13,000,000	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, Variable Rate, 1 mo. LIBOR + .16%, 2.63%, due 10/25/36	7,412,600
USD	13,000,000	Morgan Stanley ABS Capital I, Series 06-NC3, Class A2C, Variable Rate, 1 mo. LIBOR + .17%, 2.64%, due 03/25/36	7,800,000
USD	10,000,000	Morgan Stanley ACES SPC, Series 04-15, Class I, 144A, Variable Rate, 3 mo. LIBOR + .45%, 3.25%, due 12/20/09	9,570,000
USD	15,000,000	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 2.62%, due 11/25/36	9,000,000
USD	15,200,000	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. LIBOR + .22%, 2.69%, due 11/25/36	7,616,720

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value		Description	Value ($)
		Asset-Backed Securities — continued
USD	12,868,000	Option One Mortgage Loan Trust, Series 06-3, Class 2A4, Variable Rate, 1 mo. LIBOR + .22%, 2.69%, due 02/25/37	6,015,790
USD	19,100	Quest Trust, Series 03-X4A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .43%, 2.90%, due 12/25/33	18,718
USD	196,469	SHYPPCO Finance Co., LLC, Series 1I, Class A2B, 6.64%, due 06/15/10	190,575
USD	8,000,000	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. LIBOR + .36%, 2.83%, due 04/25/37	2,884,007
			260,997,597
		U.S. Government — 0.8%
USD	6,000,000	U.S. Treasury Note, 3.13%, due 09/15/08 (e)	6,002,813
USD	7,000,000	U.S. Treasury Note, 2.88%, due 06/30/10 (e)	7,074,375
USD	9,000,000	U.S. Treasury Note, 2.38%, due 08/31/10	9,002,813
			22,080,001
		Total United States	283,077,598
		Uruguay — 4.5%
		Foreign Government Obligations
EUR	2,000,000	Republic of Uruguay, 7.00%, due 06/28/19	2,890,089
USD	69,651,571	Republic of Uruguay, 7.63%, due 03/21/36	70,522,216
USD	21,745,700	Republic of Uruguay, PIK, 7.88%, due 01/15/33	22,615,528
USD	400,000	Republica Orient Uruguay, 7.25%, due 05/04/14	400,440
EUR	10,000,000	Republica Orient Uruguay, 6.88%, due 01/19/16	14,688,838
JPY	1,318,400,000	Republica Orient Uruguay, Series 3BR, Step Up, 2.50%, due 03/14/11	10,963,951
		Total Uruguay	122,081,062
		Venezuela — 5.9%
		Foreign Government Agency — 0.4%
USD	16,000,000	Petroleos De Venezuela, 5.38%, due 04/12/27	9,120,000
		Foreign Government Obligations — 5.5%
EUR	7,400,000	Republic of Venezuela, 11.13%, due 07/25/11	11,046,153
EUR	11,000,000	Republic of Venezuela, 7.00%, due 03/16/15	13,434,510
USD	26,000,000	Republic of Venezuela, 7.00%, due 03/31/38	18,005,000

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value		Description	Value ($)
		Foreign Government Obligations — continued
USD	717,391	Republic of Venezuela DCB IL, Variable Rate, 6 mo. LIBOR + .88%, 4.25%, due 12/18/08	717,391
USD	262,360	Republic of Venezuela Restructured Debt, 0.00%, due 04/15/20	9,230,612
USD	81,000,000	Republic of Venezuela, Series Reg S, 9.00%, due 05/07/23 (d)	70,672,500
USD	30,000,000	Republic of Venezuela, Series Reg S, 9.25%, due 05/07/28 (d)	26,175,000
			149,281,166
		Total Venezuela	158,401,166
		Vietnam — 0.9%
		Foreign Government Obligations
USD	4,173,913	Socialist Republic of Vietnam, Series 18 Yr., Variable Rate, 6 mo. LIBOR +0.81%, 3.63%, due 03/12/16	4,023,652
USD	19,750,000	Socialist Republic of Vietnam, Series 30 Yr., Step Up, 4.00%, due 03/12/28	16,318,438
USD	4,000,000	Socialist Republic of Vietnam, Series 30 Yr., Variable Rate, 6 mo. LIBOR +0.81%, 3.63%, due 03/13/28	3,765,000
		Total Vietnam	24,107,090
		TOTAL DEBT OBLIGATIONS (COST $2,541,788,601)	2,397,984,364
		LOAN ASSIGNMENTS — 1.7%
		Indonesia — 0.9%
JPY	152,280,002	Republic of Indonesia Loan Agreement, 6 mo. JPY LIBOR + .88%, 4.50%, due 03/28/13	1,336,342
USD	3,276,901	Republic of Indonesia Loan Agreement, 6 mo. LIBOR + .88%, 4.50%, due 03/29/13	3,145,825
USD	3,759,600	Republic of Indonesia Loan Agreement, dated June 14, 1995, 3 mo. LIBOR + .88%, 4.50%, due 12/14/19	3,327,246
USD	3,759,600	Republic of Indonesia Loan Agreement, dated June 14, 1995, 3 mo. LIBOR + .88%, 4.50%, due 12/14/19	3,327,246
USD	5,012,800	Republic of Indonesia Loan Agreement, dated June 14, 1995, 3 mo. LIBOR + .88%, 4.50%, due 12/14/19	4,436,328
USD	2,796,002	Republic of Indonesia Loan Agreement, dated September 29, 1994, 4.50%, due 12/01/19	2,516,402

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value		Description	Value ($)
		Indonesia — continued
USD	515,818	Republic of Indonesia Loan Agreement, dated September 29, 1994, 4.50%, due 12/01/19	464,236
USD	2,754,443	Republic of Indonesia Loan Agreement, dated September 29, 1994, 4.50%, due 12/01/19	2,478,999
EUR	3,262,131	Republic of Indonesia, Indonesia Paris Club Debt *	3,847,710
		Total Indonesia	24,880,334
		Russia — 0.3%
USD	3,955,201	Russia Foreign Trade Obligations * (c)	5,572,503
DEM	45,916	Russia Foreign Trade Obligations * (c)	33,607
FIM	1,740,000	Russia Foreign Trade Obligations * (c)	442,607
GBP	14,162	Russia Foreign Trade Obligations * (c)	37,482
USD	265,723	Russia Foreign Trade Obligations * (c)	367,655
USD	80,572	Russia Foreign Trade Obligations * (c)	109,679
		Total Russia	6,563,533
		Vietnam — 0.5%
USD	16,000,000	Vietnam Shipbuilding Industry Group Loan Agreement, 6 mo. LIBOR + 1.50%, 6.89%, due 06/26/15	14,400,000
		TOTAL LOAN ASSIGNMENTS (COST $40,663,779)	45,843,867
		LOAN PARTICIPATIONS — 5.0%
		Egypt — 0.1%
CHF	5,394,244	Paris Club Loan Agreement (Participation with Standard Chartered Bank), 0.00%, due 01/03/24 *	3,677,039
		Indonesia — 1.6%
USD	21,721,537	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 3 mo. LIBOR + 1.25%, 4.50%, due 02/12/13	19,549,384
USD	16,883,322	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR + .88%, 4.50%, due 09/29/19	14,857,323
JPY	900,281,695	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR + 0.88%, 1.76%, due 03/29/13	7,941,837

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value		Description	Value ($)
		Indonesia — continued
USD	462,720	Republic of Indonesia Loan Agreement, (Participation with Citibank), 3 mo. LIBOR + .88%, 4.50%, due 12/14/19	409,507
USD	462,720	Republic of Indonesia Loan Agreement, (Participation with Citibank), 3 mo. LIBOR + .88%, 4.50%, due 12/14/19	409,507
USD	616,960	Republic of Indonesia Loan Agreement, (Participation with Citibank), 3 mo. LIBOR + .88%, 4.50%, due 12/14/19	546,010
		Total Indonesia	43,713,568
		Iraq — 1.3%
JPY	4,926,803,587	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), due 01/01/28	29,945,640
JPY	643,772,123	Republic of Iraq Paris Club Loan, T Chatani (Participation with Deutsche Bank), due 01/01/28	3,835,125
		Total Iraq	33,780,765
		Poland — 0.2%
JPY	699,999,970	Poland Paris Club Debt (Participation with Deutsche Bank), 0.00%, due 03/31/09	6,514,679
		Russia — 0.9%
EUR	57,042,402	Russian Foreign Trade Obligations (Participation with GML International Ltd) * (c)	22,927,771
		Vietnam — 0.9%
JPY	2,865,073,279	Socialist Republic of Vietnam Loan Agreement (Participation with Deutsche Bank), Variable Rate, 6 mo. JPY LIBOR + .60%, 1.31%, due 09/01/17	23,036,427
		TOTAL LOAN PARTICIPATIONS (COST $119,437,625)	133,650,249
		PROMISSORY NOTES — 0.2%
		Dominican Republic — 0.1%
USD	1,089,012	Dominican Republic Promissory Notes, 0.00%, due 9/15/2009	1,017,682
USD	817,249	Dominican Republic Promissory Notes, 0.00%, due 9/15/2010	720,814

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value / Principal Amount		Description	Value ($)
		Dominican Republic — continued
USD	817,249	Dominican Republic Promissory Notes, 0.00%, due 9/15/2011	669,735
		Total Dominican Republic	2,408,231
		Ghana — 0.0%
USD	3,312,500	Republic of Ghana Promissory Notes, 0.00%, due 8/9/2007 (a) (f)	331,250
		Nigeria — 0.1%
USD	33,450,000	Central Bank of Nigeria Promissory Notes, Series RC, 0.00%, due 1/15/2010	3,721,312
		TOTAL PROMISSORY NOTES (COST $23,786,619)	6,460,793
		OPTIONS PURCHASED — 3.7%
		Currency Options — 3.3%
EUR	50,000,000	EUR Put/TRY Call, Expires 01/15/09, Strike 2.44	24,423,866
EUR	45,000,000	EUR Put/TRY Call, Expires 10/31/08, Strike 2.46	25,012,890
EUR	23,000,000	EUR Put/TRY Call, Expires 12/12/08, Strike 2.49	12,718,566
USD	42,000,000	USD Call/BRL Put, Expires 06/24/10, Strike 1.91	3,033,427
USD	42,000,000	USD Put/BRL Call, Expires 06/24/10, Strike 1.91	2,946,520
USD	45,000,000	USD Put/BRL Call, Expires 12/09/08, Strike 2.40	19,380,147
		Total Currency Options	87,515,416
		Options on Bonds — 0.0%
USD	50,000,000	Republic of Brazil Call, Expires 11/24/2008, Strike 124.00	1,008,734
		Options on Interest Rates — 0.0%
TWD	1,849,200,000	TWD Interest Rate Cap Call Option, Expires 03/16/10, Strike 2.19%	191,781
TWD	1,849,200,000	TWD Interest Rate Floor Call Option, Expires 03/16/10, Strike 2.19%	53,109
		Total Options on Interest Rates	244,890
		Options on Interest Rate Swaps — 0.4%
BRL	306,217,779	BRL Swaption Call, Expires 01/02/09, Strike 14.42%	811,572
BRL	306,217,779	BRL Swaption Put, Expires 01/02/09, Strike 14.42%	416,306
KRW	72,000,000,000	KRW Swaption Call, Expires 02/24/09, Strike 6.05%	2,016,000

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Principal Amount / Shares		Description	Value ($)
		Options on Interest Rate Swaps — continued
KRW	50,000,000,000	KRW Swaption Call, Expires 03/21/11, Strike 5.64%	1,363,000
KRW	72,000,000,000	KRW Swaption Call, Expires 04/08/09, Strike 6.20%	2,445,840
KRW	90,000,000,000	KRW Swaption Call, Expires 04/27/09, Strike 5.42%	1,748,700
KRW	72,000,000,000	KRW Swaption Put, Expires 02/24/09, Strike 6.05%	183,600
KRW	50,000,000,000	KRW Swaption Put, Expires 03/21/11, Strike 5.64%	456,000
KRW	72,000,000,000	KRW Swaption Put, Expires 04/08/09, Strike 6.20%	162,000
KRW	90,000,000,000	KRW Swaption Put, Expires 04/27/09, Strike 5.42%	1,071,000
		Total Options on Interest Rate Swaps	10,674,018
		TOTAL OPTIONS PURCHASED (COST $42,013,519)	99,443,058
		MUTUAL FUNDS — 6.5%
		United States — 6.5%
		Affiliated Issuers
	5,213,322	GMO Short-Duration Collateral Fund	122,617,335
	21,409	GMO Special Purpose Holding Fund (c) (g)	15,629
	1,933,999	GMO World Opportunity Overlay Fund	51,134,929
		Total United States	173,767,893
		TOTAL MUTUAL FUNDS (COST $177,001,820)	173,767,893
		RIGHTS AND WARRANTS — 0.4%
		Nigeria — 0.2%
	25,000	Central Bank of Nigeria Warrants, Expires 11/15/20 **	5,450,000
		Uruguay — 0.0%
	4,000,000	Banco Central Del Uruguay Value Recovery Rights, VRRB, Expires 01/02/21 **	—
		Venezuela — 0.2%
	164,215	Republic of Venezuela Bond Warrants, Expires 04/15/20 **	5,777,576
		TOTAL RIGHTS AND WARRANTS (COST $0)	11,227,576

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 1.1%
	Money Market Funds — 0.3%
6,865,102	State Street Institutional Liquid Cash Reserves Fund - Institutional Class	6,865,102
	Other Short-Term Investments — 0.8%
5,000,000	U.S. Treasury Bill, 1.69%, due 09/25/08 (e) (h)	4,994,233
4,000,000	U.S. Treasury Bill, 1.69%, due 11/28/08 (e) (h)	3,983,616
14,000,000	U.S. Treasury Bill, 1.71%, due 12/11/08 (e) (h)	13,933,304
		22,911,153
	TOTAL SHORT-TERM INVESTMENTS (COST $29,754,349)	29,776,255
	TOTAL INVESTMENTS — 107.5% (Cost $2,974,446,312)	2,898,154,055
	Other Assets and Liabilities (net) — (7.5%)	(201,764,689)
	TOTAL NET ASSETS — 100.0%	$2,696,389,366

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

A summary of outstanding financial instruments at August 31, 2008 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales
10/07/08	CHF	100,000,000	$90,850,761	$5,210,718
10/21/08	EUR	160,000,000	234,127,600	11,755,600
9/23/08	GBP	35,000,000	63,702,487	6,087,513
10/28/08	JPY	11,000,000,000	101,393,885	(142,044)
			$490,074,733	$22,911,787

Reverse Repurchase Agreements

Face Value		Description	Market Value
USD	18,635,813	J.P. Morgan Chase Bank, 2.55%, dated 04/30/08, to be repurchased on demand at face value plus accrued interest.	$(18,796,857)
USD	15,554,917	J.P. Morgan Chase Bank, 2.50%, dated 05/06/08, to be repurchased on demand at face value plus accrued interest.	(15,681,300)
USD	12,254,700	Deutsche Bank, 2.40%, dated 06/19/08, to be repurchased on demand at face value plus accrued interest.	(12,311,888)
EUR	18,002,479	J.P. Morgan Chase Bank, 4.60%, dated 07/07/08, to be repurchased on demand at face value plus accrued interest.	(17,018,161)
USD	6,342,000	Deutsche Bank, 2.70%, dated 07/09/08, to be repurchased on demand at face value plus accrued interest.	(6,366,734)
USD	4,521,250	Deutsche Bank, 2.70%, dated 07/10/08, to be repurchased on demand at face value plus accrued interest.	(4,537,866)
USD	13,570,729	Deutsche Bank, 2.70%, dated 07/10/08, to be repurchased on demand at face value plus accrued interest.	(13,620,602)

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Reverse Repurchase Agreements — continued

Face Value		Description	Market Value
USD	13,567,500	Deutsche Bank, 2.70%, dated 07/14/08, to be repurchased on demand at face value plus accrued interest.	$(13,615,325)
USD	17,650,000	J.P. Morgan Chase Bank, 3.00%, dated 07/15/08, to be repurchased on demand at face value plus accrued interest.	(17,717,658)
USD	23,062,934	Deutsche Bank, 2.40%, dated 07/24/08, to be repurchased on demand at face value plus accrued interest.	(23,113,865)
USD	28,598,038	Deutsche Bank, 2.40%, dated 07/24/08, to be repurchased on demand at face value plus accrued interest.	(28,661,192)
USD	17,455,000	Deutsche Bank, 2.70%, dated 07/24/08, to be repurchased on demand at face value plus accrued interest.	(17,500,819)
USD	12,295,500	Deutsche Bank, 2.70%, dated 07/28/08, to be repurchased on demand at face value plus accrued interest.	(12,325,009)
USD	24,018,669	J.P. Morgan Chase Bank, 3.00%, dated 08/05/08, to be repurchased on demand at face value plus accrued interest.	(24,068,708)
USD	27,714,958	Deutsche Bank, 2.75%, dated 08/26/08, to be repurchased on demand at face value plus accrued interest.	(27,723,427)
			$(253,059,411)

Average balance outstanding	$(279,505,843)
Average interest rate	3.05%
Maximum balance outstanding	$(563,557,754)
Average shares outstanding	280,221,155
Average balance per share outstanding	$(1.00)
Days outstanding	184

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Written Options

A summary of open written option contracts for the Fund at August 31, 2008 is as follows:

Currency Options

Principal Amount	Expiration Date	Description	Premiums	Market Value
$45,000,000	12/09/2008	USDBRL Call/USD Put
		Currency Option, Strike 2.14	$(590,625)	$(12,404,969)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
2,000,000	USD	9/20/2008	UBS AG	Receive	9.20%	Dominican Republic	$91,241
18,000,000	USD	11/20/2008	Deutsche Bank AG	Receive	1.50%	Credit of Uttam Galva Steels Limited	27,584
500,000,000	RUB	11/20/2008	JP Morgan Chase Bank	Receive	0.75%	Red Square CDO	100,368
14,000,000	USD	12/20/2008	Deutsche Bank AG	(Pay)	0.79%	Korean Deposit Insurance Corporation	(30,553)
5,000,000	USD	3/20/2009	JP Morgan Chase Bank	Receive	2.85%	Republic of Peru	132,880
10,000,000	USD	3/20/2009	JP Morgan Chase Bank	Receive	4.30%	Republic of Philippines	264,242
10,000,000	USD	4/17/2009	Deutsche Bank AG	Receive	3.90%	Gazprom Loan Facility	297,407
10,000,000	USD	4/17/2009	Lehman Brothers	(Pay)	3.90%	Gazprom OAO	(297,407)
20,000,000	USD	4/20/2009	JP Morgan Chase Bank	(Pay)	0.43%	Republic of Brazil	(32,346)
100,000,000	USD	4/20/2009	JP Morgan Chase Bank	(Pay)	0.29%	United Mexican States	(66,550)
7,703,775	USD	6/6/2009	Deutsche Bank AG	Receive	1.85%	Deutsche Bank Loan to Ukrnafta	(50,071)
7,000,000	USD	8/5/2009	Deutsche Bank AG	Receive	4.85%	Government of Ukraine	168,524
40,000,000	USD	8/20/2009	Lehman Brothers	(Pay)	0.33%	United States of Mexico	8,048

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
10,000,000	USD	9/20/2009	JP Morgan Chase Bank	(Pay)	0.97%	Gazprom OAO	$12,968
100,000,000	CHF	9/20/2009	Morgan Stanley	(Pay)	0.78%	Government of Ukraine	1,029,186
849,572,575	RUB	11/5/2009	Deutsche Bank AG	Receive	1.45%	Russia Post Office	(414,927)
10,000,000	USD	11/20/2009	JP Morgan Chase Bank	(Pay)	0.90%	United Mexican States	(79,387)
10,000,000	USD	11/20/2009	JP Morgan Chase Bank	(Pay)	0.88%	United Mexican States	(76,409)
25,000,000	USD	12/29/2009	Deutsche Bank AG	Receive	2.25%	Videocon Loan Facility	(1,205,123)
7,000,000	USD	2/5/2010	Deutsche Bank AG	Receive	4.85%	Government of Ukraine	191,866
12,000,000	USD	3/5/2010	Deutsche Bank AG	Receive	9.10%	Republic of Turkey	1,928,840
3,000,000	USD	3/29/2010	JP Morgan Chase Bank	Receive	4.70%	Arab Republic of Egypt	183,761
85,000,000	USD	6/20/2010	Deutsche Bank AG	(Pay)	2.10%	Reference security within CDX Index	(1,690,083)
36,000,000	USD	6/20/2010	Lehman Brothers	(Pay)	2.10%	Reference security within CDX Index	(715,800)
12,000,000	USD	6/20/2010	JP Morgan Chase Bank	(Pay)	4.00%	Republic of Argentina	556,128
12,000,000	USD	6/20/2010	JP Morgan Chase Bank	(Pay)	3.87%	Republic of Argentina	584,546
150,000,000	USD	6/20/2010	Deutsche Bank AG	(Pay)	1.47%	Republic of Brazil	(2,476,557)
50,000,000	USD	6/20/2010	Lehman Brothers	(Pay)	0.42%	United States of Mexico	97,936
10,000,000	USD	7/20/2010	Deutsche Bank AG	(Pay)	3.77%	Republic of Argentina	567,162
6,000,000	USD	7/20/2010	Deutsche Bank AG	(Pay)	3.80%	Republic of Argentina	337,056
140,000,000	USD	7/20/2010	UBS AG	(Pay)	0.89%	Republic of Turkey	1,209,899
5,000,000	USD	7/23/2010	Deutsche Bank AG	Receive	4.56%	Government of Ukraine	125,861

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
7,000,000	USD	8/5/2010	Deutsche Bank AG	Receive	4.90%	Government of Ukraine	$209,611
3,000,000	USD	8/25/2010	Deutsche Bank AG	Receive	3.40%	Deutsche Bank Loan to Ukrtelekom	(120,520)
50,000,000	USD	9/20/2010	JP Morgan Chase Bank	(Pay)	0.97%	Gazprom OAO	721,495
35,000,000	USD	9/20/2010	JP Morgan Chase Bank	(Pay)	0.70%	Republic of Philippines	487,725
20,000,000	USD	10/18/2010	JP Morgan Chase Bank	Receive	2.00%	VTB Leasing	(711,177)
5,000,000	USD	10/25/2010	Deutsche Bank AG	Receive	4.60%	Government of Ukraine	184,098
10,000,000	USD	12/20/2010	JP Morgan Chase Bank	(Pay)	3.57%	Republic of Argentina	719,255
5,000,000	USD	12/20/2010	JP Morgan Chase Bank	(Pay)	3.43%	Republic of Argentina	375,057
5,000,000	USD	1/25/2011	Deutsche Bank AG	Receive	4.63%	Government of Ukraine	124,410
7,000,000	USD	2/7/2011	Deutsche Bank AG	Receive	4.95%	Government of Ukraine	213,162
5,000,000	USD	2/20/2011	Morgan Stanley	(Pay)	2.80%	Republic of Argentina	502,042
3,000,000	USD	2/25/2011	Deutsche Bank AG	Receive	3.50%	Deutsche Bank Loan to Ukrtelekom	(161,075)
8,000,000	USD	3/20/2011	Citigroup	(Pay)	3.70%	Republic of Iraq	160,546
8,000,000	USD	3/20/2011	UBS AG	(Pay)	3.55%	Republic of Iraq	49,159
5,000,000	USD	4/26/2011	Deutsche Bank AG	Receive	4.66%	Government of Ukraine	179,646
10,000,000	USD	6/20/2011	Deutsche Bank AG	(Pay)	1.89%	Islamic Republic of Pakistan	1,594,466
34,000,000	USD	6/20/2011	Deutsche Bank AG	(Pay)	1.35%	Reference security within CDX index	577,150
11,000,000	USD	6/20/2011	JP Morgan Chase Bank	(Pay)	1.35%	Reference security within CDX Index	186,725
5,000,000	USD	6/20/2011	Lehman Brothers	Receive	1.35%	Reference security within CDX index	(84,875)

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
20,000,000	USD	6/20/2011	Lehman Brothers	(Pay)	1.35%	Reference security within CDX index	$339,500
10,000,000	USD	6/20/2011	Lehman Brothers	(Pay)	1.35%	Reference security within CDX index	169,750
11,000,000	USD	6/20/2011	Lehman Brothers	(Pay)	1.35%	Reference security within CDX Index	186,725
150,000,000	USD	6/20/2011	Deutsche Bank AG	Receive	1.86%	Republic of Brazil	4,311,957
6,000,000	USD	6/20/2011	JP Morgan Chase Bank	Receive	3.75%	Republic of Georgia	17,193
9,000,000	USD	7/17/2011	UBS AG	Receive	5.05%	Government of Ukraine	315,858
5,000,000	USD	7/25/2011	Deutsche Bank AG	Receive	4.68%	Government of Ukraine	119,590
7,000,000	USD	8/5/2011	Deutsche Bank AG	Receive	5.00%	Government of Ukraine	216,914
20,000,000	USD	8/20/2011	Deutsche Bank AG	(Pay)	0.57%	United Mexican States	139,732
620,000,000	MXN	8/20/2011	Deutsche Bank AG	Receive	0.40%	United Mexican States	(147,995)
3,000,000	USD	8/25/2011	Deutsche Bank AG	Receive	3.60%	Deutsche Bank Loan to Ukrtelekom	(199,182)
7,000,000	USD	10/20/2011	JP Morgan Chase Bank	(Pay)	2.75%	Republic of Argentina	828,116
13,500,000	USD	10/20/2011	Lehman Brothers	(Pay)	5.02%	Republic of Ecuador	555,921
5,000,000	USD	10/25/2011	Deutsche Bank AG	Receive	4.70%	Government of Ukraine	176,155
19,000,000	USD	10/30/2011	Deutsche Bank AG	Receive	4.00%	Naftofaz Ukraine	(3,946,799)
8,000,000	USD	11/20/2011	JP Morgan Chase Bank	(Pay)	2.16%	Republic of Argentina	1,125,460
5,000,000	USD	12/20/2011	JP Morgan Chase Bank	(Pay)	0.66%	Petroleos Mexicanos	54,780
65,000,000	USD	12/20/2011	JP Morgan Chase Bank	(Pay)	1.40%	Reference security within CDX index	1,435,056
8,541,730	USD	12/20/2011	Deutsche Bank AG	Receive	1.60%	Stemcor UK Ltd.	71,525

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
19,000,000	EUR	1/20/2012	Duetsche Bank AG	(Pay)	0.42%	Republic of Kazakhstan	$1,246,920
8,600,000,000	KZT	1/20/2012	Deutsche Bank AG	Receive	0.32%	Republic of Kazakhstan	(2,339,713)
25,000,000	USD	2/20/2012	JP Morgan Chase Bank	(Pay)	0.96%	Republic of Brazil	57,303
3,000,000	USD	2/25/2012	Deutsche Bank AG	Receive	3.68%	Deutsche Bank Loan to Ukrtelekom	(230,298)
19,000,000	USD	5/5/2012	Deutsche Bank AG	Receive	4.00%	Naftofaz Ukraine	(3,979,701)
120,000,000	USD	6/20/2012	Lehman Brothers	(Pay)	1.25%	Reference security within CDX index	4,328,333
50,000,000	USD	6/20/2012	Morgan Stanley	(Pay)	1.25%	Reference security within CDX index	1,803,472
10,000,000	USD	6/20/2012	Morgan Stanley	Receive	2.10%	Republic of Panama	321,620
5,000,000	USD	7/30/2012	JP Morgan Chase Bank	Receive	3.05%	Republic of Chile	470,511
5,000,000	USD	8/20/2012	Bear Stearns	Receive	3.50%	Republic of Jamaica	(176,966)
3,000,000	USD	8/25/2012	Deutsche Bank AG	Receive	3.75%	Deutsche Bank Loan to Ukrtelekom	(259,561)
10,000,000	USD	9/20/2012	JP Morgan Chase Bank	(Pay)	1.25%	Gazprom OAO	377,569
15,000,000	USD	9/20/2012	JP Morgan Chase Bank	(Pay)	1.15%	Republic of Peru	(53,446)
85,000,000	PEN	9/20/2012	JP Morgan Chase Bank	Receive	0.92%	Republic of Peru	38,929
10,000,000	USD	10/4/2012	JP Morgan Chase Bank	Receive	2.95%	Republic of Chile	1,033,197
4,000,000	USD	10/20/2012	UBS AG	(Pay)	4.13%	Petroleos de Venezuela	252,573
4,000,000	USD	10/20/2012	UBS AG	(Pay)	3.90%	Petroleos de Venezuela	284,649
75,000,000	USD	10/20/2012	JPMorgan Chase Bank	Receive	0.79%	Republic of Brazil	(787,821)
15,000,000	USD	10/20/2012	JP Morgan Chase Bank	Receive	0.80%	Republic of Brazil	(152,407)

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
20,000,000	USD	10/20/2012	JP Morgan Chase Bank	Receive	0.80%	Republic of Brazil	$(203,209)
5,000,000	USD	11/5/2012	Deutsche Bank AG	Receive	6.50%	Republic of Jamaica	422,402
50,000,000	USD	12/20/2012	JP Morgan Chase Bank	(Pay)	1.75%	Reference security within CDX Index	1,279,861
15,000,000	USD	12/20/2012	Lehman Brothers	(Pay)	1.75%	Reference security within CDX Index	383,958
42,000,000	USD	12/20/2012	Morgan Stanley	(Pay)	1.20%	Reference security within CDX Index	(589,805)
210,000,000	USD	12/20/2012	Morgan Stanley	Receive	0.71%	Reference security within CDX Index	2,312,467
10,000,000	USD	1/9/2013	Deutsche Bank AG	Receive	8.25%	Republic of Turkey	2,344,984
10,000,000	USD	3/20/2013	Lehman Brothers	(Pay)	2.52%	Gazprom OAO	(123,398)
10,000,000	USD	3/20/2013	Lehman Brothers	Receive	2.50%	Transneft OAO	(21,316)
20,000,000	USD	3/20/2013	Deutsche Bank AG	(Pay)	1.48%	United Mexican States	(427,572)
22,000,000	EUR	6/20/2013	Deutsche Bank AG	(Pay)	5.79%	Republic of Argentina	1,292,725
14,000,000	USD	6/20/2013	JP Morgan Chase Bank	Receive	3.72%	Russia AG Bank	453,300
257,483,491	RUB	6/21/2013	Deutsche Bank AG	Receive	2.35%	VTB Leasing	(376,290)
8,816,063	EUR	6/24/2013	JP Morgan Chase Bank	Receive	1.37%	VTB Leasing	(1,191,704)
11,959,871	EUR	6/24/2013	JP Morgan Chase Bank	Receive	1.37%	VTB Leasing	(1,616,666)
50,000,000	USD	8/20/2013	JP Morgan Chase Bank	(Pay)	1.20%	Republic of Peru	249,777
277,250,000	PEN	8/20/2013	JP Morgan Chase Bank	Receive	0.96%	Republic of Peru	(593,220)
130,000,000	USD	10/20/2013	Deutsche Bank AG	Receive	3.30%	Republic of Brazil	12,949,063

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
80,000,000	USD	10/20/2013	Deutsche Bank AG	Receive	4.05%	Republic of Brazil	$10,858,898
13,500,000,000	JPY	10/20/2013	Deutsche Bank AG	(Pay)	3.20%	Republic of Brazil	(12,155,532)
8,100,000,000	JPY	10/20/2013	Deutsche Bank AG	(Pay)	3.95%	Republic of Brazil	(9,937,881)
10,000,000	USD	12/20/2013	Deutsche Bank AG	Receive	10.50%	Republic of Ecuador	1,224,179
10,000,000	USD	12/24/2013	JP Morgan Chase Bank	Receive	3.80%	Republic of Turkey	552,285
10,000,000	USD	1/20/2014	Citigroup	Receive	4.94%	Republic of Colombia	1,604,749
5,000,000	USD	3/20/2014	JP Morgan Chase Bank	Receive	4.90%	Republic of Colombia	891,230
10,000,000	USD	5/14/2014	Deutsche Bank AG	Receive	6.64%	Republic of Turkey	2,023,378
5,000,000	USD	5/19/2014	Deutsche Bank AG	Receive	6.42%	Republic of Turkey	952,214
7,000,000	USD	5/20/2014	JP Morgan Chase Bank	Receive	6.25%	Republic of Turkey	1,271,715
10,000,000	USD	6/16/2014	Deutsche Bank AG	Receive	6.22%	Republic of Turkey	1,763,220
2,000,000	USD	8/24/2014	Deutsche	(Pay)	4.25%	Lebanese Republic
			Bank AG				20,766
600,000,000	EUR	3/20/2015	Deutsche Bank AG	(Pay)	3.72%	Bolivarian Republic of Venezuela	65,424,792
800,000,000	USD	3/20/2015	Deutsche Bank AG	Receive	3.80%	Bolivarian Republic of Venezuela	(60,678,508)
412,500,000	USD	4/20/2015	Deutsche Bank AG	Receive	4.40%	Bolivarian Republic of Venezuela	(21,474,236)
300,000,000	EUR	4/20/2015	Deutsche Bank AG	(Pay)	4.32%	Bolivarian Republic of Venezuela	22,440,232
10,000,000	USD	4/20/2015	JP Morgan Chase Bank	Receive	4.65%	Republic of Colombia	1,774,958
15,000,000	USD	5/20/2015	Deutsche Bank AG	Receive	3.85%	Republic of Turkey	832,935

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
56,950,000,000	COP	11/20/2015	Citigroup	Receive	1.81%	Republic of Colombia	$783,152
15,000,000	USD	2/20/2016	Citigroup	(Pay)	2.16%	Republic of Colombia	(314,821)
56,700,000,000	COP	2/20/2016	Citigroup	Receive	1.46%	Republic of Colombia	160,640
25,000,000	USD	4/20/2016	Citigroup	(Pay)	1.90%	Republic of Colombia	(267,271)
114,800,000,000	COP	4/20/2016	Citigroup	Receive	1.33%	Republic of Colombia	201,286
22,000,000	EUR	6/17/2016	Deutsche Bank AG	Receive	5.60%	Republic of Angola	196,747
22,000,000	USD	8/20/2016	JP Morgan Chase Bank	Receive	1.99%	Republic of Brazil	633,465
40,000,000	USD	8/20/2016	Lehman Brothers	Receive	1.98%	Republic of Brazil	1,138,824
20,000,000	USD	8/20/2016	Citigroup	(Pay)	2.15%	Republic of Colombia	(370,393)
97,680,000,000	COP	8/20/2016	Citigroup	Receive	1.51%	Republic of Colombia	361,460
20,000,000	USD	8/20/2016	Deutsche Bank AG	(Pay)	0.87%	United Mexican States	624,182
620,000,000	MXN	8/20/2016	Deutsche Bank AG	Receive	0.61%	United Mexican States	(801,733)
87,500,000	USD	2/20/2017	Deutsche Bank AG	Receive	2.43%	Bolivarian Republic of Venezuela	(16,006,759)
50,000,000	USD	3/20/2017	Lehman Brothers	Receive	1.41%	Republic of Brazil	(262,311)
2,500,000	USD	5/20/2017	Deutsche Bank AG	(Pay)	1.05%	Republic of Peru	93,385
32,000,000	PEN	5/20/2017	Deutsche Bank AG	Receive	0.79%	Republic of Peru	(361,581)
70,000,000	USD	7/20/2017	Lehman Brothers	Receive	3.15%	Bolivarian Republic of Venezuela	(11,471,815)
4,500,000	USD	7/20/2017	Bear Stearns	Receive	3.30%	Republic of Jamaica	(527,287)
15,000,000	USD	7/20/2017	Lehman Brothers	Receive	1.04%	Republic of Panama	(885,567)
70,000,000	USD	7/20/2017	Lehman Brothers	Receive	2.20%	Republic of Turkey	(4,732,419)
35,000,000	USD	7/20/2017	Lehman Brothers	Receive	2.26%	Republic of Turkey	(2,227,164)
35,000,000	USD	7/20/2017	UBS AG	Receive	2.26%	Republic of Turkey	(2,227,164)
8,000,000	USD	8/20/2017	JP Morgan Chase Bank	Receive	2.20%	Republic of Colombia	144,428
17,000,000	USD	9/20/2017	JP Morgan Chase Bank	Receive	1.74%	Republic of Philippines	(1,269,401)

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
30,000,000	USD	9/20/2017	JP Morgan Chase Bank	Receive	1.77%	Republic of Philippines	$(2,188,700)
21,000,000	USD	10/20/2017	Deutsche Bank AG	Receive	1.78%	Vneshtorg Bank Bond & Loan	(2,395,859)
4,000,000	USD	11/20/2017	JP Morgan Chase Bank	Receive	4.85%	Bolivarian Republic of Venezuela	(264,365)
4,000,000	USD	11/20/2017	JP Morgan Chase Bank	Receive	4.90%	Bolivarian Republic of Venezuela	(252,883)
200,000,000	USD	11/20/2017	Lehman Brothers	Receive	0.62%	United States of Mexico	(11,295,844)
25,000,000	USD	1/20/2018	Deutsche Bank AG	Receive	1.50%	Republic of Brazil	(189,529)
12,000,000	USD	4/20/2018	Lehman Brothers	Receive	6.85%	Republic of Ecuador	(81,256)
11,500,000	USD	4/20/2018	Lehman Brothers	Receive	6.80%	Republic of Ecuador	(114,369)
30,000,000	USD	8/15/2031	Goldman Sachs	(Pay)	1.84%	United Mexican States	(864,619)
20,000,000	USD	8/15/2031	Goldman Sachs	(Pay)	1.89%	United Mexican States	(695,629)
					Premiums to (Pay) Receive	$(525,211)	$(17,803,810)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
3,400,000,000	MXN	10/24/2008	JP Morgan Chase Bank	Receive	7.95%	28-day TIIE	$(353,826)
538,426	USD	12/1/2008	Citigroup	(Pay)	7.10%	6 month LIBOR	11,400
244,800,000	PEN	4/21/2009	JP Morgan Chase Bank	(Pay)	0.81%	6 month LIBOR	10,047,071
20,000,000	USD	1/4/2010	JP Morgan Chase Bank	(Pay)	5.11%	6 month LIBOR	(537,552)
20,000,000	USD	1/4/2010	JP Morgan Chase Bank	Receive	5.62%	Floating USD rate	1,749,548
230,000,000	PEN	2/19/2010	JP Morgan Chase Bank	(Pay)	3.15%	6 month LIBOR	3,784,065
90,000,000,000	KRW	5/29/2010	Merrill Lynch	(Pay)	4.79%	3 month KRW LIBOR	1,322,130

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
900,000,000	TWD	5/23/2011	JP Morgan Chase Bank	(Pay)	2.49%	90 Day TWD-BA-TELERATE	$(85,111)
2,500,000,000	TWD	6/12/2011	JP Morgan Chase Bank	(Pay)	2.35%	90 Day TWD-BA-TELERATE	76,281
3,000,000,000	TWD	7/5/2011	JP Morgan Chase Bank	(Pay)	2.32%	90 Day TWD-BA-TELERATE	177,656
2,500,000,000	TWD	8/1/2011	JP Morgan Chase Bank	(Pay)	2.29%	90 Day TWD-BA-TELERATE	222,884
4,500,000,000	TWD	9/26/2011	JP Morgan Chase Bank	(Pay)	2.09%	90 Day TWD-BA-TELERATE	1,322,094
2,796,036	USD	12/1/2011	Citigroup	(Pay)	6.32%	6 month LIBOR	(220,702)
51,000,000	BRL	1/2/2013	JP Morgan Chase Bank	Receive	13.80%	Floating Rate CDI	(45,181)
36,000,000,000	KRW	3/16/2014	Deutsche Bank AG	(Pay)	4.80%	Korean bond rate for 91 day certificates of deposit	441,291
36,000,000,000	KRW	3/16/2014	Deutsche Bank AG	(Pay)	5.03%	Korean bond rate for 91 day certificates of deposit	761,880
244,800,000	PEN	4/21/2014	JP Morgan Chase Bank	Receive	5.03%	6 month LIBOR	(12,912,364)
230,000,000	PEN	2/19/2015	JP Morgan Chase Bank	Receive	5.70%	6 month LIBOR	(5,603,868)
1,400,000,000	TWD	11/24/2016	JP Morgan Chase Bank	(Pay)	2.15%	90 Day TWD-BA-TELERATE	1,472,226
87,500,000	USD	2/14/2017	Deutsche Bank AG	Receive	5.31%	3 month LIBOR	5,919,237
100,000,000	USD	8/1/2017	JP Morgan Chase Bank	Receive	4.08%	3 month LIBOR	(2,496,311)
20,000,000	SGD	10/25/2017	JP Morgan Chase Bank	(Pay)	3.20%	6 month SOR	85,362
20,000,000	SGD	10/30/2017	JP Morgan Chase Bank	(Pay)	3.20%	6 month SOR	99,338
40,000,000	SGD	1/17/2018	JPMorgan Chase Bank	(Pay)	3.00%	6 month SOR	670,392

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
75,000,000	USD	5/8/2018	Deutsche	Receive Bank AG	4.44%	3 month LIBOR	$(178,332)
25,000,000	USD	12/2/2023	JP Morgan Chase Bank	Receive	5.34%	3 month LIBOR	1,946,067
70,000,000	EUR	9/4/2026	JP Morgan Chase Bank	(Pay)	4.28%	6 month EUR LIBOR	5,034,446
100,000,000	USD	7/20/2027	JP Morgan Chase Bank	Receive	5.87%	3 month LIBOR	13,916,452
					Premiums to (Pay) Receive	$(5,382,619)	$26,626,573

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Market Value
60,000,000	USD	1/7/2009	JP Morgan Chase Bank	3 month LIBOR - 0.45%	EMBI + Total Return	$506,754
100,000,000	USD	4/10/2009	JP Morgan Chase Bank	3 month LIBOR - 0.20%	EMBI + Total Return	(588,358)
27,967,218	USD	12/19/2011	JP Morgan Chase Bank	CER Index + 3.59%	3 month LIBOR	(3,029,547)
45,335,905	USD	12/19/2011	JP Morgan Chase Bank	CER Index + 1.24%	3 month LIBOR	(2,246,128)
27,967,218	USD	12/19/2011	JP Morgan Chase Bank	3 month LIBOR + 0.35%	Return on Prestamos Garatizados	496,192
45,797,706	USD	12/19/2011	JP Morgan Chase Bank	3 month LIBOR + 0.35%	Return on Prestamos Garatizados	(3,970,076)
300,000,000	RUB	3/26/2017	Morgan Stanley	3 month LIBOR + 0.25%	Return on Sukhoi	635,643
				Premiums to (Pay) Receive	$(1,780,589)	$(8,195,520)

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Variance Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Market Value
210,000	USD	11/13/2008	JP Morgan Chase Bank	Per Vega on USD/PEN the realized variance above 6.5%	Per Vega on USD/PEN the realized variance below 6.5%	$(829,226)
105,000	USD	11/19/2008	JP Morgan Chase Bank	Per Vega on USD/PEN the realized variance above 7.0%	Per Vega on USD/PEN the realized variance below 7.0%	(349,140)
105,000	USD	11/29/2008	JP Morgan Chase Bank	Per Vega on USD/PEN the realized variance above 7.5%	Per Vega on USD/PEN the realized variance below 7.5%	(296,953)
				Premiums to (Pay) Receive	$—	$(1,475,319)

As of August 31, 2008, for the swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BPI - Indemnification payment bonds

CBO - Collateralized Bond Obligation

CDI - Certificado de Depósito Interbancário

CDO - Collateralized Debt Obligation

CER- Coeficiente de Estabilización de Referencia

DCB - Debt Conversion Bond

EMBI - Emerging Markets Bond Index

EMTN - Euromarket Medium Term Note

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FLIRB - Front Loaded Interest Reduction Bond

GDP - Gross Domestic Product

GMTN - Global Medium Term Note

LIBOR - London Interbank Offered Rate

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

PDI - Past Due Interest

PIK - Payment In Kind

RMAC - Residential Mortgage Acceptance Corp.

SOR - Swap Offer Rate

TIIE - Interbank Equilibrium Interest Rate

Variable, step up and step down rates - The rates shown on variable, step up and step down rate notes are the current interest rates at August 31, 2008, which are subject to change based on the terms of the security, including varying reset dates.

VRRB - Variable Rate Reduction Bond

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

*  Non-performing. Borrower not currently paying interest.

* *  Non-income producing security.

(a)  Security is in default.

(b)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(c)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(d)  All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements (Note 2).

(e)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 2).

(f)  Past due maturity payment.

(g)  Underlying investment represents interests in defaulted securities.

(h)  Rate shown represents yield-to-maturity.

Currency Abbreviations:

ARS - Argentine Peso BRL - Brazilian Real CHF - Swiss Franc COP - Colombia Peso DEM - German Mark EUR - Euro FIM - Finnish Markka FRF - French Franc	GBP - British Pound JPY - Japanese Yen KRW - South Korean Won KZT - Kazakhstan Tenge MXN - Mexican Peso MYR - Malaysian Ringgit PEN - Peruvian Sol RUB - Russian Ruble	SGD - Singapore Dollar TRY - Turkish Lira TWD - Taiwan Dollar USD - United States Dollar ZAR - South African Rand

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $2,797,444,492) (Note 2)	$2,724,386,162
Investments in affiliated issuers, at value (cost $177,001,820) (Notes 2 and 8)	173,767,893
Foreign currency, at value (cost $1,443,524) (Note 2)	1,414,816
Receivable for investments sold	10,512,492
Dividends and interest receivable	42,406,992
Unrealized appreciation on open forward currency contracts (Note 2)	23,053,831
Receivable for open swap contracts (Note 2)	222,839,424
Total assets	3,198,381,610
Liabilities:
Payable for investments purchased	8,996,962
Payable for Fund shares repurchased	2,000,000
Written options outstanding, at value (premiums $590,625) (Note 2)	12,404,969
Payable to affiliate for (Note 3):
Management fee	802,981
Shareholder service fee	257,226
Trustees and Chief Compliance Officer of GMO Trust fees	5,584
Unrealized depreciation on open forward currency contracts (Note 2)	142,044
Payable for open swap contracts (Note 2)	223,687,500
Payable for reverse repurchase agreements (Note 2)	253,059,411
Accrued expenses	635,567
Total liabilities	501,992,244
Net assets	$2,696,389,366

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$2,710,302,099
Accumulated undistributed net investment income	27,312,455
Accumulated net realized gain	37,620,745
Net unrealized depreciation	(78,845,933)
$2,696,389,366
Net assets attributable to:
Class III shares	$650,846,391
Class IV shares	$2,045,542,975
Shares outstanding:
Class III	68,209,037
Class IV	214,348,822
Net asset value per share:
Class III	$9.54
Class IV	$9.54

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Interest	$92,069,142
Dividends from affiliated issuers (Note 8)	869,168
Dividends	270,989
Total investment income	93,209,299
Expenses:
Management fee (Note 3)	4,885,555
Shareholder service fee – Class III (Note 3)	516,941
Shareholder service fee – Class IV (Note 3)	1,051,246
Custodian, fund accounting agent and transfer agent fees	950,084
Audit and tax fees	68,908
Legal fees	86,020
Trustees fees and related expenses (Note 3)	35,373
Registration fees	6,992
Interest expense (Note 2)	4,304,515
Miscellaneous	17,205
Total expenses	11,922,839
Expense reductions (Note 2)	(198)
Net expenses	11,922,641
Net investment income (loss)	81,286,658
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	42,760,843
Investments in affiliated issuers	(5,142,976)
Realized gains distributions from affiliated issuers (Note 8)	48,484
Closed swap contracts	24,854,003
Written options	(14,328,957)
Foreign currency, forward contracts and foreign currency related transactions	(6,942,021)
Net realized gain (loss)	41,249,376
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(217,155,196)
Investments in affiliated issuers	3,875,796
Open swap contracts	(23,768,793)
Written options	9,557,939
Foreign currency, forward contracts and foreign currency related transactions	34,113,519
Net unrealized gain (loss)	(193,376,735)
Net realized and unrealized gain (loss)	(152,127,359)
Net increase (decrease) in net assets resulting from operations	$(70,840,701)

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$81,286,658	$189,122,789
Net realized gain (loss)	41,249,376	109,322,686
Change in net unrealized appreciation (depreciation)	(193,376,735)	(151,247,533)
Net increase (decrease) in net assets from operations	(70,840,701)	147,197,942
Distributions to shareholders from:
Net investment income
Class III	(3,648,155)	(60,758,567)
Class IV	(11,562,159)	(147,592,816)
Total distributions from net investment income	(15,210,314)	(208,351,383)
Net realized gains
Class III	(14,329,630)	(37,184,110)
Class IV	(44,349,438)	(85,627,144)
Total distributions from net realized gains	(58,679,068)	(122,811,254)
	(73,889,382)	(331,162,637)
Net share transactions (Note 7):
Class III	(48,298,173)	(87,026,767)
Class IV	40,100,205	246,523,243
Increase (decrease) in net assets resulting from net share transactions	(8,197,968)	159,496,476
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	175,818	614,140
Class IV	39,378	127,854
Increase in net assets resulting from purchase premiums and redemption fees	215,196	741,994
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(7,982,772)	160,238,470
Total increase (decrease) in net assets	(152,712,855)	(23,726,225)
Net assets:
Beginning of period	2,849,102,221	2,872,828,446
End of period (including accumulated undistributed net investment income of $27,312,455 and distributions in excess of net investment income of $38,763,889, respectively)	$2,696,389,366	$2,849,102,221

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Statement of Cash Flows For the Period Ended August 31, 2008 (Unaudited)

Cash flows from operating activities:
Net investment income	$81,286,658
Net amortization of discount and premium	(10,885,641)
70,401,017
Investments purchased	(489,796,340)
Proceeds from sale of investments	765,204,907
Short term investments, net	36,070,895
Other proceeds (cost):
Swaps	24,854,003
Written options	(15,798,957)
Foreign currency and forward contracts	(8,284,940)
312,249,568
Realized gain distributions from affiliated issuers	48,484
Changes in assets and liabilities:
(Increase) decrease in interest receivable	11,226,621
Increase (decrease) in payable to affiliate for:
Management fee	3,822
Trustees and Chief Compliance Officer of GMO Trust fees	2,235
Shareholder service fee	(1,603)
Increase (decrease) in accrued expenses	16,941
Net cash provided (used in) operating activities	393,947,085
Cash flows from financing activities*
Proceeds from shares sold	3,753,277
Shares repurchased	(83,552,296)
Cash distributions paid	(299,638)
Purchase premiums and redemption fees	215,196
Increase (decrease) in payable for reverse repurchase agreements	(313,871,176)
Net cash provided (used in) financing activities	(393,754,637)
Net increase in cash	192,448
Cash and cash equivalents, beginning of period	1,222,368
Cash and cash equivalents, end of period	$1,414,816
*Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions	$73,589,744

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004
Net asset value, beginning of period	$10.06		$10.73		$11.30	$11.09	$10.51	$9.51
Income (loss) from investment operations:
Net investment income (loss)†	0.29		0.68		0.86	0.88	0.89	1.01
Net realized and unrealized gain (loss)	(0.55)		(0.13)		0.30	1.14	1.16	1.81
Total from investment operations	(0.26)		0.55		1.16	2.02	2.05	2.82
Less distributions to shareholders:
From net investment income	(0.05)		(0.76)		(0.94)	(1.26)	(1.18)	(1.06)
From net realized gains	(0.21)		(0.46)		(0.79)	(0.55)	(0.29)	(0.76)
Total distributions	(0.26)		(1.22)		(1.73)	(1.81)	(1.47)	(1.82)
Net asset value, end of period	$9.54		$10.06		$10.73	$11.30	$11.09	$10.51
Total Return(a)	(2.52	)%**	5.07%		10.98%	19.50%	20.58%	30.46%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$650,846		$734,921		$876,598	$1,020,976	$1,088,609	$925,517
Net operating expenses to average daily net assets(b)	0.58	%(c)*	0.57	%(c)	0.57%	0.57%	0.57%	0.57%
Interest expense to average daily net assets(d)	0.31	%*	0.74%		0.48%	0.22%	0.08%	0.08%
Total net expenses to average daily net assets	0.89	%(c)*	1.31	%(c)	1.05%	0.79%	0.65%	0.65%
Net investment income to average daily net assets	5.80	%*	6.36%		7.91%	7.75%	8.22%	9.44%
Portfolio turnover rate	14	%**	53%		83%	144%	121%	119%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(e)	$0.01		$0.01	$0.01	$0.01	$0.03

(a)  Calculation excludes purchase premiums and redemption fees which are borne by shareholder and assumes the effect of reinvested distributions.

(b)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(c)  The net expense ratio does not include the effect of expense reductions.

(d)  Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(e)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004
Net asset value, beginning of period	$10.06		$10.73		$11.30	$11.09	$10.51	$9.52
Income (loss) from investment operations:
Net investment income (loss)†	0.29		0.69		0.87	0.88	0.90	1.06
Net realized and unrealized gain (loss)	(0.54)		(0.13)		0.29	1.15	1.16	1.75
Total from investment operations	(0.25)		0.56		1.16	2.03	2.06	2.81
Less distributions to shareholders:
From net investment income	(0.06)		(0.77)		(0.94)	(1.27)	(1.19)	(1.06)
From net realized gains	(0.21)		(0.46)		(0.79)	(0.55)	(0.29)	(0.76)
Total distributions	(0.27)		(1.23)		(1.73)	(1.82)	(1.48)	(1.82)
Net asset value, end of period	$9.54		$10.06		$10.73	$11.30	$11.09	$10.51
Total Return(a)	(2.51	)%**	5.13%		11.06%	19.57%	20.64%	30.38%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,045,543		$2,114,181		$1,996,230	$1,799,792	$1,550,402	$1,238,209
Net operating expenses to average daily net assets(b)	0.53	%(c)*	0.53	%(c)	0.52%	0.52%	0.52%	0.52%
Interest expense to average daily net assets(d)	0.31	%*	0.74%		0.48%	0.22%	0.08%	0.08%
Total net expenses to average daily net assets	0.84	%(c)*	1.27	%(c)	1.00%	0.74%	0.60%	0.60%
Net investment income to average daily net assets	5.83%		6.45%		7.97%	7.75%	8.29%	9.95%
Portfolio turnover rate	14	%**	53%		83%	144%	121%	119%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(e)	$0.00	(e)	$0.01	$0.00 (e)	$0.01	$0.04

(a)  Calculation excludes purchase premiums and redemption fees which are borne by shareholder and assumes the effect of reinvested distributions.

(b)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(c)  The net expense ratio does not include the effect of expense reductions.

(d)  Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(e)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Emerging Country Debt Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the JPMorgan Emerging Markets Bond Index Global. The Fund invests primarily in sovereign debt of emerging countries, although it may also make investments in entities related to, but not guaranteed by emerging countries, or in entities wholly unrelated to emerging countries.

Throughout the period ended August 31, 2008, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different level of shareholder service fees.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). Shares of GMO Short-Duration Collateral Fund, GMO Special Purpose Holding Fund and GMO World Opportunity Overlay Fund are not publicly available for direct purchase.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material.

Typically the Fund and the underlying funds value debt instruments based on prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates primary pricing sources on an ongoing basis and may change a pricing source should the Manager deem it appropriate. If it deems it appropriate, the Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source. The prices provided by primary pricing sources may differ from the value that would be realized if the securities were sold, and the differences could be material.

Certain securities held by the Fund and the underlying funds are valued on the basis of prices provided by a single source. The prices provided may differ from the value that would be realized if the securities were sold, and the differences could be material. As of August 31, 2008, the total value of these securities represented 33.27% of net assets.

The Fund directly and indirectly (through underlying funds) invests in securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate values, delinquencies and/or defaults, and may be adversely affected by changes in interest rates and shifts in the market's perception of the securities' market values.

GMO Special Purpose Holding Fund ("SPHF"), an investment of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF. For the period ended August 31, 2008, the Fund received $48,484 through SPHF in conjunction with settlement agreements related to the default of those securities.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$39,996,921	$1,414,816
Level 2 - Other Significant Observable Inputs	2,750,196,859	243,647,515
Level 3 - Significant Unobservable Inputs	107,960,275	2,245,740
Total	$2,898,154,055	$247,308,071

*  Other financial instruments include foreign currency, forward currency contracts and swap agreements.

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	(253,059,411)	(225,513,443)
Level 3 - Significant Unobservable Inputs	—	(10,721,070)
Total	$(253,059,411)	$(236,234,513)

**  Other financial instruments include forward currency contracts, swap agreements and written options.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments***
Balance as of February 29, 2008	$139,080,487	$(5,866,346)
Accrued discounts/premiums	725,287	—
Realized gain (loss)	(40,787)	—
Realized gain distributions received	37,043	—
Realized gain distributions paid	(48,484)
Change in unrealized appreciation/depreciation	(16,193,583)	(2,608,984)
Net purchases (sales)	(15,599,688)	—
Net transfers in and/or out of Level 3	—	—
Balance as of August 31, 2008	$107,960,275	$(8,475,330)

***  Other financial instruments include swap agreements.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Assets and Liabilities. They expose the Fund to risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of substantial losses if the price of the underlying instrument increases during the term of the option. Options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

For the period ended August 31, 2008, the Fund's investment activity in written options contracts was as follows:

	Puts		Calls
	Principal Amount of Contracts	Premiums	Principal Amount of Contracts	Premiums
Outstanding, beginning of period	$—	$—	$(115,000,000)	$(2,060,625)
Options written	—	—	—	—
Options exercised	—	—	70,000,000	1,470,000
Options expired	—	—	—	—
Options sold	—	—	—	—
Outstanding, end of period	$—	$—	$(45,000,000)	$(590,625)

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

The Fund values exchange traded options at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. The Fund values options traded over-the-counter using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in loans to corporate, governmental, or other borrowers. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation in the loan agreement and only upon receipt by the lender of payments from the borrower and (ii) the Fund generally has no right to enforce compliance by the borrower of the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that has sold the participation in the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

borrower on the loan. Loan agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Indexed securities

The Fund may invest in indexed securities. Indexed securities are securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which investing through conventional securities is difficult. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and brokers whereby the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements expose the Fund to risk that the market value of the securities the Fund has sold under the agreement may decline below the price at which the Fund is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. As of August 31, 2008, the Fund had entered into reverse repurchase agreements, plus accrued interest, amounting to $253,059,411, collateralized by securities with a market value, plus accrued interest, of $296,165,740. Reverse repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments. The Fund had no more than $159,776,727 in outstanding reverse repurchase agreements with any one counterparty.

Delayed delivery commitments

The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments. The Fund had no delayed delivery commitments outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2008, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,999,917,711	$224,792,847	$(326,556,503)	$(101,763,656)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund also incurs certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

As of August 31, 2008, the premium on cash purchases of Fund shares was 0.50% of the amount invested. In the case of cash redemptions, the fee is currently 0.25% of the amount redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the Manager may waive the purchase premium or redemption fee in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in-capital. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except for estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may charge a redemption fee based on estimated or known transaction costs. The Fund charges no premium for reinvested distributions.

Investment risks

Investments in emerging country debt present risks that are not inherent in many other securities. Many emerging countries are subject to political and/or economic instability, which may result in the Fund's inability to collect on a timely basis, or in full, principal and interest payments. Further, countries may impose various types of foreign currency regulations or controls that impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in some countries based on the Manager's expectations that conditions in those countries will improve. These factors may result in significant volatility in the values of its holdings. The markets for emerging country debt are typically less liquid than those of developed markets.

The Fund owns loans and bonds representing significant exposure to the risk of default in many countries. Its most sizable such positions are in Russia, Mexico and Brazil. The Fund's financial position would be substantially adversely affected in the case of a default by any of these countries on obligations held by the Fund, or on obligations issued by them generally. The Fund has purchased default protection in the form of credit default swap agreements with respect to debt associated with those countries and profits realized on those agreements would offset some of the losses the Fund would experience should those countries default on their bonds. However the Fund as of August 31, 2008, has sold more of such default protection

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

than it has purchased. In addition, it is important to note that (i) such protection would not cover losses due to defaults on loan assignments or participations, (ii) such protection will generally not be sufficient to cover all of the Fund's losses in the case of default, and (iii) due to the privately negotiated nature of such instruments, under some circumstances, the protection offered by such instruments may not be realized, even if the Fund incurs substantial losses due to weakening of the credit or virtual default by the countries.

Other matters

In July 2005, the Fund entered into litigation against the Government of Argentina ("Argentina") relating to Argentina's failure to make payments on sovereign debt held by the Fund. That debt, which continues to be valued according to the Fund's valuation policy, represented 1.76% of the net assets of the Fund as of August 31, 2008. The ultimate outcome of this litigation cannot be predicted. Costs associated with this action are being borne by the Fund.

Recently issued accounting pronouncements

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

In September 2008, the FASB issued Statement of Financial Accounting Standards No. 133-1 ("SFAS 133-1"), Accounting for Derivative Instruments and Hedging Activities, and Interpretation of Financial Accounting Standards No. 45-4, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others—an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 ("IFAS 45-1"). SFAS 133-1 and IFAS 45-4 are effective for interim periods ending after November 15, 2008. SFAS 133-1 and IFAS 45-4 require enhanced disclosures surrounding the Fund's selling of credit derivatives . The Manager is currently evaluating the impact the adoption of SFAS 133-1 and IFAS 45-4 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.35% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2008, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
< 0.001%	0.000%	0.000%	< 0.001%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and Chief Compliance Officer ("CCO") during the period ended August 31, 2008 was $34,085 and $7,728, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

For the period ended August 31, 2008, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$40,251,055	$28,152,968
Investments (non-U.S. Government securities)	365,576,780	698,653,321

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2008, 57.23% of the outstanding shares of the Fund were held by four shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008, 0.27% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and 13.04% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	210,785	$2,076,354	11,479,041	$123,985,827
Shares issued to shareholders in reinvestment of distributions	1,859,371	17,738,394	9,161,344	94,844,498
Shares repurchased	(6,878,923)	(68,112,921)	(29,333,184)	(305,857,092)
Purchase premiums	—	6,947	—	178,678
Redemption fees	—	168,871	—	435,462
Net increase (decrease)	(4,808,767)	$(48,122,355)	(8,692,799)	$(86,412,627)
	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class IV:	Shares	Amount	Shares	Amount
Shares sold	—	$—	7,884,742	$82,812,310
Shares issued to shareholders in reinvestment of distributions	5,854,439	55,851,350	22,455,867	232,182,559
Shares repurchased	(1,564,489)	(15,751,145)	(6,365,177)	(68,471,626)
Purchase premiums	—	—	—	39,052
Redemption fees	—	39,378	—	88,802
Net increase (decrease)	4,289,950	$40,139,583	23,975,432	$246,651,097

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2008 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Short-Duration Collateral Fund	$140,673,840	$53,669,168	$69,000,000	$869,168	$—	$122,617,335
GMO Special Purpose Holding Fund	26,976	—	—	—	48,484	15,629
GMO World Opportunity Overlay Fund	49,665,090	—	—	—	—	51,134,929
Totals	$190,365,906	$53,669,168	$69,000,000	$869,168	$48,484	$173,767,893

9.  Subsequent event

Effective October 8, 2008, the fee on cash redemptions was changed to 2.00% of the amount redeemed.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, and the reputation of the Fund's other service providers.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.89%	$1,000.00	$974.80	$4.43
2) Hypothetical	0.89%	$1,000.00	$1,020.72	$4.53
Class IV
1) Actual	0.84%	$1,000.00	$974.90	$4.18
2) Hypothetical	0.84%	$1,000.00	$1,020.97	$4.28

*  Expenses are calculated using each Class's annualized expense ratio (including interest expense and indirect expenses incurred) for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

Subsequent Event (continued) -

As described more fully below, and in light of current extraordinary market conditions:

•  The Fixed Income Funds will honor nearly all redemptions in-kind during this period.

•  The Fixed Income Funds will, if deemed prudent by GMO, take temporary defensive measures (until GMO has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with a Fund's normal investment strategies) and may not achieve their respective investment objectives during this period.

* * * * * * *

As described elsewhere in the Prospectus, each of the Fixed Income Funds makes extensive use of derivatives to achieve its exposures to the fixed income markets and to pursue strategies intended to obtain returns in excess of its performance benchmark. Each of those Funds also invests a substantial portion of its assets in the GMO Short-Duration Collateral Fund ("SDCF") and/or the GMO World Opportunity Overlay Fund ("WOOF"). The principal risks of pursuing the Fixed Income Funds' strategies in this manner, including the risks of using derivatives, are discussed in greater detail in the Prospectus under the heading "Description of Principal Risks."

Very recent changes in the credit markets have reduced the liquidity for all types of fixed income securities, including the asset-backed securities held by all of the Fixed Income Funds either directly or indirectly through SDCF and WOOF. Contemporaneously, each Fixed Income Fund has also had a greater need for cash to provide margin for large swings in the mark-to-market obligations arising under the derivatives used by the Funds. In order to deal equitably with the demands for liquidity, on October 23, 2008 and October 27, 2008, SDCF declared and paid to all shareholders (including the Fixed Income Funds) a dividend in an aggregate amount equal to substantially all of the cash on hand in SDCF. Substantially all subsequent cash flows into SDCF from portfolio investments (and proceeds of dispositions by SDCF) are likewise expected to be declared and paid as dividends as practicable. All redemptions from SDCF and WOOF by other Fixed Income Funds (and any other shareholders) will be honored in-kind until further notice, using for this purpose (and to the extent practicable) securities deemed by GMO to be representative of the portfolio of SDCF and/or WOOF.

Each of the Fixed Income Funds uses its cash balance to meet its derivative collateral obligations and for other purposes. There is no assurance that a Fund's cash balance will be sufficient to meet that Fund's collateral obligations and, if it is not, the Fund would be required to liquidate other positions. That may include redeeming shares of SDCF and/or WOOF, in which case, as noted above, the Fixed Income Fund would receive redemption proceeds in-kind from SDCF and/or WOOF and would then be required to dispose of those assets (mostly asset-backed securities) in the current adverse market conditions.

To manage each Fixed Income Fund's cash collateral needs in these extraordinary market conditions, GMO reserves the right to reduce or eliminate the Fund's derivative exposures, including those that are intended to cause a Fixed Income Fund to track its benchmark more closely. To the extent that a Fixed Income Fund reduces those exposures, it will tend to cause the performance of that Fund to track its benchmark less closely and make the Fund's performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.

To address in part the management issues described above, nearly all redemptions from the Fixed Income Funds are expected to be in-kind for the foreseeable future. If redeeming shareholders from a Fixed Income Fund choose to dispose of assets received in-kind immediately, those dispositions will occur in the current extraordinary market conditions. To the extent that the Fixed Income Funds honor redemptions in cash, redeeming shareholders will bear the redemption fees described in more detail below. The Manager may impose a new purchase premium and/or redemption fee for any Fund at any time. The Manager also may modify or eliminate an existing purchase premium or redemption fee for any Fund at any time.

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	93.7%
Short-Term Investments	4.4
Preferred Stocks	0.3
Forward Currency Contracts	0.2
Rights and Warrants	0.0
Futures	(0.2)
Other	1.6
100.0%
Country/Region Summary**	% of Investments
Euro Region***	30.9%
Japan	22.6
United Kingdom	21.0
Switzerland	8.8
Canada	4.8
Australia	3.9
Singapore	2.7
Hong Kong	2.3
Denmark	1.4
Sweden	1.0
Norway	0.6
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Portugal and Spain.

1

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
14,241,965	GMO International Growth Equity Fund, Class IV	342,804,096
13,323,545	GMO International Intrinsic Value Fund, Class IV	340,016,875
	TOTAL MUTUAL FUNDS (COST $871,642,014)	682,820,971
	SHORT-TERM INVESTMENTS — 0.0%
34,205	State Street Eurodollar Time Deposit, 1.00%, due 09/02/08	34,205
	TOTAL SHORT-TERM INVESTMENTS (COST $34,205)	34,205
	TOTAL INVESTMENTS — 100.0% (Cost $871,676,219)	682,855,176
	Other Assets and Liabilities (net) — (0.0%)	(36,057)
	TOTAL NET ASSETS — 100.0%	$682,819,119

Notes to Schedule of Investments:

As of August 31, 2008, 89.02% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by third party vendor (Note 2).

See accompanying notes to the financial statements.

2

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $34,205) (Note 2)	$34,205
Investments in affiliated issuers, at value (cost $871,642,014) (Notes 2 and 8)	682,820,971
Receivable for Fund shares sold	24,000,000
Receivable for expenses reimbursed by Manager (Note 3)	11,656
Total assets	706,866,832
Liabilities:
Payable for investments purchased	23,959,973
Payable for Fund shares repurchased	40,027
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	1,522
Accrued expenses	46,191
Total liabilities	24,047,713
Net assets	$682,819,119
Net assets consist of:
Paid-in capital	$839,997,549
Accumulated undistributed net investment income	12,619,722
Accumulated net realized gain	19,022,891
Net unrealized depreciation	(188,821,043)
$682,819,119
Net assets attributable to:
Class III shares	$682,819,119
Shares outstanding:
Class III	39,175,011
Net asset value per share:
Class III	$17.43

See accompanying notes to the financial statements.

3

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$12,616,773
Interest	222
Total investment income	12,616,995
Expenses:
Custodian, fund accounting agent and transfer agent fees	38,824
Audit and tax fees	16,008
Legal fees	8,280
Trustees fees and related expenses (Note 3)	4,059
Registration fees	920
Miscellaneous	4,600
Total expenses	72,691
Fees and expenses reimbursed by Manager (Note 3)	(66,608)
Expense reductions (Note 2)	(8,810)
Net expenses	(2,727)
Net investment income (loss)	12,619,722
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(22,242,352)
Realized gains distributions from affiliated issuers (Note 8)	41,343,170
Net realized gain (loss)	19,100,818
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(90,350,446)
Net realized and unrealized gain (loss)	(71,249,628)
Net increase (decrease) in net assets resulting from operations	$(58,629,906)

See accompanying notes to the financial statements.

4

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$12,619,722	$13,263,942
Net realized gain (loss)	19,100,818	98,425,498
Change in net unrealized appreciation (depreciation)	(90,350,446)	(103,922,554)
Net increase (decrease) in net assets from operations	(58,629,906)	7,766,886
Distributions to shareholders from:
Net investment income
Class III	—	(38,253,569)
Net realized gains
Class III	(55,106,296)	(36,477,386)
	(55,106,296)	(74,730,955)
Net share transactions (Note 7):
Class III	78,096,246	344,825,641
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	69,252	96,754
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	78,165,498	344,922,395
Total increase (decrease) in net assets	(35,570,704)	277,958,326
Net assets:
Beginning of period	718,389,823	440,431,497
End of period (including accumulated undistributed net investment income of $12,619,722 and $0, respectively)	$682,819,119	$718,389,823

See accompanying notes to the financial statements.

5

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007(a)
Net asset value, beginning of period	$20.63		$22.16		$20.00
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.36		0.47		0.53
Net realized and unrealized gain (loss)	(1.95)		0.52		2.45
Total from investment operations	(1.59)		0.99		2.98
Less distributions to shareholders:
From net investment income	—		(1.24)		(0.72)
From net realized gains	(1.61)		(1.28)		(0.10)
Total distributions	(1.61)		(2.52)		(0.82)
Net asset value, end of period	$17.43		$20.63		$22.16
Total Return(c)	(8.09	)%**	3.57%		14.93	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$682,819		$718,390		$440,431
Net expenses to average daily net assets(d)(e)	0.00	%(f)*	0.00	%(f)	0.00	%*
Net investment income to average daily net assets(b)	3.54	%*	2.04%		3.32	%*
Portfolio turnover rate	21	%**	4%		1	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%		0.03	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(g)	$0.00	(g)	$0.01

(a)  Period from June 5, 2006 (commencement of operations) through February 28, 2007.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)  Net expenses to average daily net assets were less than 0.01%.

(e)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(f)  The net expense ratio does not include the effect of expense reductions.

(g)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

6

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO International Opportunities Equity Allocation Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of the MSCI EAFE Index (Europe, Australasia, and Far East). The Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds (which may include one or more of the GMO Emerging Markets Funds). The Fund may also invest in shares of other GMO Funds, including the GMO Fixed Income Funds, GMO Alpha Only Fund, GMO Flexible Equities Fund, and GMO Alternative Asset Opportunity Fund.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Securities for which quotations are not

7

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities using fair value prices supplied by a third party vendor based on models to the extent that these fair value prices are available.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$682,855,176	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$682,855,176	$—

8

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

The Fund held no investments or other financial instruments at either February 29, 2008 or August 31, 2008, whose fair value was determined using Level 3 inputs.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment

9

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$885,792,811	$—	$(202,937,635)	$(202,937,635)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund also incurs certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

10

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

As of August 31, 2008, the premium on cash purchases of the Fund shares was 0.04% of the amount invested. In the case of cash redemptions, the fee is currently 0.02% of the amount redeemed. The Fund's purchase premium or redemption fee are approximately equal to the weighted average of the purchase premiums and redemptions fees, if any, of the underlying funds in which the Fund was invested as of June 30, 2008. The level of purchase premium and redemption fee for the Fund may be adjusted to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the Manager may waive the purchase premium or redemption fee in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except for estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may charge a redemption fee based on estimated or known transaction costs. The Fund charges no premium for reinvested distributions.

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risks associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

11

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not directly charge a management fee or shareholder service fee from the Fund, but receives management and shareholder service fees from the underlying funds in which the Fund invests.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 (excluding "Excluded Expenses", as defined below). Excluded Expenses include fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2008, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.524%	0.089%	0.613%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $3,507 and $2,024, respectively. The compensation and expenses of the

12

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2008 aggregated $224,151,747 and $147,127,067, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 12.61% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund by or on behalf of this large shareholder may have a material effect on the Fund.

As of August 31, 2008, less than 0.01% of the Fund's shares were held senior management of the Manager and GMO Trust officers, and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

13

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	6,437,809	$123,001,719	12,892,226	$299,095,066
Shares issued to shareholders in reinvestment of distributions	2,967,377	54,243,653	3,158,687	72,167,816
Shares repurchased	(5,051,692)	(99,149,126)	(1,108,147)	(26,437,241)
Purchase premiums	—	43,070	—	89,316
Redemption fees	—	26,182	—	7,438
Net increase (decrease)	4,353,494	$78,165,498	14,942,766	$344,922,395

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2008 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Markets Fund, Class IV	$—	$2,449,278	$1,921,371	$—	$299,278	$—
GMO Emerging Markets Opportunities Fund, Class IV	52,923,870	10,283,374	50,085,676	212,954	10,070,419	—
GMO International Growth Equity Fund, Class IV	336,900,951	102,305,901	49,835,259	6,932,253	11,980,329	342,804,096
GMO International Intrinsic Value Fund, Class IV	328,564,268	109,113,194	45,284,761	5,471,566	18,993,144	340,016,875
Totals	$718,389,089	$224,151,747	$147,127,067	$12,616,773	$41,343,170	$682,820,971

14

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

9.  Subsequent event

Effective September 30, 2008, the Fund no longer charged a premium on cash purchases or fee on cash redemptions of the amount invested or redeemed. Effective October 21, 2008, the premium on cash purchases and fee on cash redemptions were each changed to 0.04% of the amount invested or redeemed.

15

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears

16

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole; information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients with similar objectives.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

17

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

18

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.61%	$1,000.00	$919.10	$2.95
2) Hypothetical	0.61%	$1,000.00	$1,022.13	$3.11

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

19

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	96.5%
Short-Term Investments	3.1
Futures	0.0
Other	0.4
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
3,134,836	GMO U.S. Core Equity Fund, Class VI	36,897,014
1,913,679	GMO U.S. Quality Equity Fund, Class VI	38,618,048
81,891	GMO U.S. Small/Mid Cap Growth Fund, Class III	1,167,767
155,464	GMO U.S. Small/Mid Cap Value Fund, Class III	1,178,418
	TOTAL MUTUAL FUNDS (COST $88,006,231)	77,861,247
	SHORT-TERM INVESTMENTS — 0.0%
17,519	State Street Eurodollar Time Deposit, 1.00%, due 09/02/08	17,519
	TOTAL SHORT-TERM INVESTMENTS (COST $17,519)	17,519
	TOTAL INVESTMENTS — 100.0% (Cost $88,023,750)	77,878,766
	Other Assets and Liabilities (net) — (0.0%)	(16,342)
	TOTAL NET ASSETS — 100.0%	$77,862,424

See accompanying notes to the financial statements.

2

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $17,519) (Note 2)	$17,519
Investments in affiliated issuers, at value (cost $88,006,231) (Notes 2 and 8)	77,861,247
Receivable for expenses reimbursed by Manager (Note 3)	4,154
Total assets	77,882,920
Liabilities:
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	229
Accrued expenses	20,267
Total liabilities	20,496
Net assets	$77,862,424
Net assets consist of:
Paid-in capital	$91,989,865
Accumulated undistributed net investment income	734,217
Distributions in excess of net realized gain	(4,716,674)
Net unrealized depreciation	(10,144,984)
$77,862,424
Net assets attributable to:
Class III shares	$77,862,424
Shares outstanding:
Class III	15,669,172
Net asset value per share:
Class III	$4.97

See accompanying notes to the financial statements.

3

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$734,588
Interest	123
Total investment income	734,711
Expenses:
Custodian, fund accounting agent and transfer agent fees	5,428
Audit and tax fees	15,272
Legal fees	1,104
Trustees fees and related expenses (Note 3)	481
Registration fees	1,656
Miscellaneous	644
Total expenses	24,585
Fees and expenses reimbursed by Manager (Note 3)	(23,828)
Expense reductions (Note 2)	(263)
Net expenses	494
Net investment income (loss)	734,217
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(4,419,141)
Realized gains distributions from affiliated issuers (Note 8)	225,985
Net realized gain (loss)	(4,193,156)
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	2,416,388
Net realized and unrealized gain (loss)	(1,776,768)
Net increase (decrease) in net assets resulting from operations	$(1,042,551)

See accompanying notes to the financial statements.

4

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$734,217	$2,248,159
Net realized gain (loss)	(4,193,156)	11,547,121
Change in net unrealized appreciation (depreciation)	2,416,388	(18,144,547)
Net increase (decrease) in net assets from operations	(1,042,551)	(4,349,267)
Distributions to shareholders from:
Net investment income
Class III	—	(5,352,652)
Net realized gains
Class III	(1,644,462)	(11,494,628)
	(1,644,462)	(16,847,280)
Net share transactions (Note 7):
Class III	(14,520,512)	(33,069,596)
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	3,214	20,815
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(14,517,298)	(33,048,781)
Total increase (decrease) in net assets	(17,204,311)	(54,245,328)
Net assets:
Beginning of period	95,066,735	149,312,063
End of period (including accumulated undistributed net investment income of $734,217 and $0, respectively)	$77,862,424	$95,066,735

See accompanying notes to the financial statements.

5

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005		2004
Net asset value, beginning of period	$5.11		$6.38		$6.56	$6.41	$6.40		$4.53
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.04		0.11		0.10	0.10	0.11		0.08
Net realized and unrealized gain (loss)	(0.07)		(0.42)		0.28	0.31	0.34		1.89
Total from investment operations	(0.03)		(0.31)		0.38	0.41	0.45		1.97
Less distributions to shareholders:
From net investment income	—		(0.32)		(0.15)	(0.12)	(0.14)		(0.02)
From net realized gains	(0.11)		(0.64)		(0.41)	(0.14)	(0.30)		(0.08)
Total distributions	(0.11)		(0.96)		(0.56)	(0.26)	(0.44)		(0.10)
Net asset value, end of period	$4.97		$5.11		$6.38	$6.56	$6.41		$6.40
Total Return(b)(c)	(0.60	)%**	(6.43)%		6.48%	6.45%	7.18%		43.72%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$77,862		$95,067		$149,312	$173,146	$151,378		$73,342
Net expenses to average daily net assets(d)	0.00	%(e)(f)*	0.00	%(e)(f)	0.04%	0.01%	0.00	%(e)	0.00	%(e)
Net investment income to average daily net assets(a)	1.62	%*	1.78%		1.63%	1.52%	1.75%		1.43%
Portfolio turnover rate	10	%**	26%		35%	13%	16%		17%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.04%		0.18%	0.51%	0.54%		0.58%
Purchase premiums and redemption fees consisted of the following per share amounts:(g)†	$0.00		$0.00		$0.00	$0.00	$0.00		$0.00

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(c)  Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)  Net expenses exclude expenses incurred indirectly through investments in the underlying funds (See Note 3).

(e)  Net expenses were less than 0.01%.

(f)  The net expense ratio does not include the effect of expense reductions.

(g)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

6

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO U.S. Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of the Russell 3000 Index. The Fund is a fund of funds and invests primarily in shares of the GMO U.S. Equity Funds, and also may invest in shares of GMO Flexible Equities Fund (collectively, the "underlying Funds"). The Fund seeks exposure to U.S. equity securities in the Wilshire 5000 Stock Index through its investments in each of the underlying Funds.

The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security

7

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$77,878,766	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$77,878,766	$—
Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

The Fund held no investments or other financial instruments at either February 29, 2008 or August 31, 2008, whose fair value was determined using Level 3 inputs.

8

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of February 29, 2008, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/29/2012	$(136,192)
Total	$(136,192)

9

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$88,494,223	$—	$(10,615,457)	$(10,615,457)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund also incurs certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

10

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Purchases and redemptions of Fund shares

As of August 31, 2008, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.01% of the amount invested or redeemed. The redemption fee is only applicable to shares acquired on or after June 30, 2003. The Fund's purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying funds in which the Fund was invested as of June 30, 2008. The level of purchase premium and redemption fee for the Fund may be adjusted to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the Manager may waive the purchase premium or redemption fee in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except for estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may charge a redemption fee based on estimated or known transaction costs. The Fund charges no premium for reinvested distributions.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not directly charge an advisory fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 (excluding "Excluded Expenses", as defined below). Excluded Expenses include fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company

11

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2008, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.321%	0.057%	0.378%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $481 and $276, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2008 aggregated $9,019,378 and $24,220,527, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 61.34% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

12

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

As of August 31, 2008, less than 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
	Shares	Amount	Shares	Amount
Class III:
Shares sold	204,880	$1,062,341	1,644,319	$9,739,477
Shares issued to shareholders in reinvestment of distributions	339,764	1,644,462	2,858,946	16,847,279
Shares repurchased	(3,472,868)	(17,227,315)	(9,315,683)	(59,656,352)
Purchase premiums	—	319	—	2,918
Redemption fees	—	2,895	—	17,897
Net increase (decrease)	(2,928,224)	$(14,517,298)	(4,812,418)	$(33,048,781)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2008 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO U.S. Core Equity Fund, Class VI	$56,188,236	$359,970	$18,570,527	$359,970	$—	$36,897,014
GMO U.S. Quality Equity Fund, Class VI	36,390,514	8,652,073	5,400,000	367,283	225,985	38,618,048
GMO U.S. Small/Mid Cap Growth Fund, Class III	1,229,704	568	125,000	568	—	1,167,767
GMO U.S. Small/Mid Cap Value Fund, Class III	1,256,760	6,767	125,000	6,767	—	1,178,418
Totals	$95,065,214	$9,019,378	$24,220,527	$734,588	$225,985	$77,861,247

9.  Subsequent event

Effective September 30, 2008, the premium on cash purchases and fee on cash redemptions were each changed to 0.02% of the amount invested or redeemed.

13

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered so-called

14

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

"fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole; information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients with similar objectives.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

15

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

16

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.38%	$1,000.00	$994.00	$1.91
2) Hypothetical	0.38%	$1,000.00	$1,023.29	$1.94

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

17

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	95.3%
Short-Term Investments	3.6
Preferred Stocks	0.1
Forward Currency Contracts	0.1
Cash and Cash Equivalents	0.1
Rights and Warrants	0.0
Swaps	(0.0)
Futures	(0.1)
Other	0.9
100.0%
Country/Region Summary**	% of Investments
United States	55.7%
Euro Region***	13.7
Japan	10.1
United Kingdom	9.3
Switzerland	3.9
Canada	2.1
Australia	1.7
Singapore	1.2
Hong Kong	1.0
Denmark	0.6
Sweden	0.4
Norway	0.3
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds except for GMO Alpha Only Fund. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Portugal and Spain.

1

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
67,880	GMO Alpha Only Fund, Class IV	679,474
10,218,104	GMO International Growth Equity Fund, Class IV	245,949,764
9,610,658	GMO International Intrinsic Value Fund, Class IV	245,263,980
20,797,877	GMO U.S. Core Equity Fund, Class VI	244,791,008
17,935,746	GMO U.S. Quality Equity Fund, Class VI	361,943,350
	TOTAL MUTUAL FUNDS (COST $1,292,291,529)	1,098,627,576
	SHORT-TERM INVESTMENTS — 0.0%
30,841	State Street Eurodollar Time Deposit, 1.00%, due 09/02/08	30,841
	TOTAL SHORT-TERM INVESTMENTS (COST $30,841)	30,841
	TOTAL INVESTMENTS — 100.0% (Cost $1,292,322,370)	1,098,658,417
	Other Assets and Liabilities (net) — (0.0%)	(39,121)
	TOTAL NET ASSETS — 100.0%	$1,098,619,296

Notes to Schedule of Investments:

As of August 31, 2008, 39.83% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair values prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

2

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $30,841) (Note 2)	$30,841
Investments in affiliated issuers, at value (cost $1,292,291,529) (Notes 2 and 8)	1,098,627,576
Receivable for expenses reimbursed by Manager (Note 3)	9,982
Total assets	1,098,668,399
Liabilities:
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	2,230
Accrued expenses	46,873
Total liabilities	49,103
Net assets	$1,098,619,296
Net assets consist of:
Paid-in capital	$1,250,178,254
Accumulated undistributed net investment income	14,477,685
Accumulated net realized gain	27,627,310
Net unrealized depreciation	(193,663,953)
$1,098,619,296
Net assets attributable to:
Class III shares	$1,098,619,296
Shares outstanding:
Class III	55,345,596
Net asset value per share:
Class III	$19.85

See accompanying notes to the financial statements.

3

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$14,474,368
Interest	194
Total investment income	14,474,562
Expenses:
Custodian, fund accounting agent and transfer agent fees	23,552
Audit and tax fees	16,008
Legal fees	12,328
Trustees fees and related expenses (Note 3)	5,955
Registration fees	644
Miscellaneous	6,623
Total expenses	65,110
Fees and expenses reimbursed by Manager (Note 3)	(56,212)
Expense reductions (Note 2)	(12,021)
Net expenses	(3,123)
Net investment income (loss)	14,477,685
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(13,756,259)
Realized gains distributions from affiliated issuers (Note 8)	41,963,597
Net realized gain (loss)	28,207,338
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(93,914,380)
Net realized and unrealized gain (loss)	(65,707,042)
Net increase (decrease) in net assets resulting from operations	$(51,229,357)

See accompanying notes to the financial statements.

4

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$14,477,685	$16,856,249
Net realized gain (loss)	28,207,338	117,754,564
Change in net unrealized appreciation (depreciation)	(93,914,380)	(134,909,725)
Net increase (decrease) in net assets from operations	(51,229,357)	(298,912)
Distributions to shareholders from:
Net investment income
Class III	—	(44,014,224)
Net realized gains
Class III	(48,651,977)	(72,725,181)
	(48,651,977)	(116,739,405)
Net share transactions (Note 7):
Class III	254,021,894	159,046,461
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	104,310	42,292
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	254,126,204	159,088,753
Total increase (decrease) in net assets	154,244,870	42,050,436
Net assets:
Beginning of period	944,374,426	902,323,990
End of period (including accumulated undistributed net investment income of $14,477,685 and $0, respectively)	$1,098,619,296	$944,374,426

See accompanying notes to the financial statements.

5

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006(a)
Net asset value, beginning of period	$21.71		$24.25		$22.49	$20.00
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.28		0.43		0.40	0.37
Net realized and unrealized gain (loss)	(1.23)		0.01	(c)	2.93	2.78
Total from investment operations	(0.95)		0.44		3.33	3.15
Less distributions to shareholders:
From net investment income	—		(1.10)		(0.73)	(0.46)
From net realized gains	(0.91)		(1.88)		(0.84)	(0.20)
Total distributions	(0.91)		(2.98)		(1.57)	(0.66)
Net asset value, end of period	$19.85		$21.71		$24.25	$22.49
Total Return(d)	(4.42	)%**	0.72%		14.94%	15.90	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,098,619		$944,374		$902,324	$407,230
Net expenses to average daily net assets(e)(f)	0.00	%(g)*	0.00	%(g)	0.00%	0.00	%*
Net investment income to average daily net assets(b)	2.62	%*	1.72%		1.68%	2.42	%*
Portfolio turnover rate	11	%**	20%		12%	5	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%		0.02%	0.06	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(h)	$0.00	(h)	$0.01	$0.02

(a)  Period from June 16, 2005 (commencement of operations) through February 28, 2006.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(e)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(f)  Net expenses to average daily net assets were less than 0.01%.

(g)  The net expense ratio does not reflect the effect of expense reductions.

(h)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

6

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO World Opportunities Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of the MSCI World Index. The Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds (which may include one or more of the GMO Emerging Markets Funds) and the GMO U.S. Equity Funds. The Fund may also invest in shares of other GMO Funds, including the GMO Fixed Income Funds, GMO Alpha Only Fund, GMO Flexible Equities Fund, and GMO Alternative Asset Opportunity Fund.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Securities for which quotations are not

7

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities using fair value prices supplied by a third party vendor based on models to the extent that these fair value prices are available.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$1,098,658,417	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$1,098,658,417	$—

8

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

The Fund held no investments or other financial instruments at either February 29, 2008 or August 31, 2008, whose fair value was determined using Level 3 inputs.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized

9

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,296,203,521	$—	$(197,545,104)	$(197,545,104)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund also incurs certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. Credit balances or expense

10

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

As of August 31, 2008, the premium on cash purchases of Fund shares was 0.04% of the amount invested. In the case of cash redemptions, the fee is currently 0.03% of the amount redeemed. The Fund's purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying funds in which the Fund was invested as of June 30, 2008. The level of purchase premium and redemption fee for the Fund may be adjusted to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the Manager may waive the purchase premium or redemption fee in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except for estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may charge a redemption fee based on estimated or known transaction costs. The Fund charges no premium for reinvested distributions.

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risks associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced

11

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not directly charge a management fee or shareholder service fee, but receives management and shareholder service fees from the underlying funds in which the Fund invests.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 (excluding "Excluded Expenses", as defined below). Excluded Expenses include fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2008, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.430%	0.071%	0.501%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008, was $5,219 and $2,944, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2008 aggregated $381,409,766 and $119,475,160, respectively.

12

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 11.47% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund by or on behalf of this large shareholder may have a material effect on the Fund.

As of August 31, 2008, less than 0.01% of the Fund's shares were held senior management of the Manager and GMO Trust officers, and 7.42% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	10,827,842	$234,976,835	4,764,267	$122,806,681
Shares issued to shareholders in reinvestment of distributions	2,432,599	48,651,977	4,778,197	116,284,024
Shares repurchased	(1,417,609)	(29,606,918)	(3,254,416)	(80,044,244)
Purchase premiums	—	94,028	—	10,322
Redemption fees	—	10,282	—	31,970
Net increase (decrease)	11,842,832	$254,126,204	6,288,048	$159,088,753

13

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2008 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Alpha Only Fund, Class IV	$—	$738,869	$—	$6,749	$65,044	$679,474
GMO Emerging Markets Fund, Class VI	—	17,730,086	14,090,061	—	2,194,706	—
GMO Emerging Markets Opportunities Fund, Class VI	80,556,568	14,281,406	76,112,925	295,748	13,985,658	—
GMO International Growth Equity Fund, Class IV	224,920,412	65,370,947	8,059,640	5,355,524	9,255,424	245,949,764
GMO International Intrinsic Value Fund, Class IV	221,378,801	72,822,420	8,126,598	4,224,983	14,665,950	245,263,980
GMO U.S. Core Equity Fund, Class VI	224,789,300	35,454,775	10,680,000	2,054,775	—	244,791,008
GMO U.S. Quality Equity Fund, Class VI	192,718,528	175,011,263	2,405,936	2,536,589	1,796,815	361,943,350
Totals	$944,363,609	$381,409,766	$119,475,160	$14,474,368	$41,963,597	$1,098,627,576

9.  Subsequent event

Effective September 30, 2008, the Fund no longer charged a premium on cash purchases or fee on cash redemptions of the amount invested or redeemed. Effective October 21, 2008, the premium on cash purchases and fee on cash redemptions were each changed to 0.04% of the amount invested or redeemed.

14

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears

15

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole; information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients with similar objectives.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

16

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

17

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.50%	$1,000.00	$955.80	$2.46
2) Hypothetical	0.50%	$1,000.00	$1,022.68	$2.55

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

18

GMO Alpha Only Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Alpha Only Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	87.2%
Cash and Cash Equivalents	84.4
Short-Term Investments	7.8
Forward Currency Contracts	0.2
Preferred Stocks	0.1
Rights and Warrants	0.0
Futures	(38.6)
Swaps	(45.8)
Other	4.7
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds"). Swaps and futures concentrations assume the notional value of the respective contracts.

1

GMO Alpha Only Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 91.6%
	United States — 91.6%
	Affiliated Issuers
30,909,253	GMO International Growth Equity Fund, Class IV	743,985,719
29,310,034	GMO International Intrinsic Value Fund, Class IV	747,992,059
56,640,321	GMO U.S. Core Equity Fund, Class VI	666,656,582
50,296,087	GMO U.S. Quality Equity Fund, Class VI	1,014,975,038
		3,173,609,398
	TOTAL MUTUAL FUNDS (COST $3,535,657,795)	3,173,609,398
	SHORT-TERM INVESTMENTS — 4.5%
138,000,000	HBOS Treasury Services Time Deposit, 2.05%, due 09/02/08	138,000,000
15,800,000	Societe Generale Time Deposit, 2.35%, due 09/02/08	15,800,000
	TOTAL SHORT-TERM INVESTMENTS (COST $153,800,000)	153,800,000
	TOTAL INVESTMENTS — 96.1% (Cost $3,689,457,795)	3,327,409,398
	Other Assets and Liabilities (net) — 3.9%	136,520,829
	TOTAL NET ASSETS — 100.0%	$3,463,930,227

See accompanying notes to the financial statements.

2

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

A summary of outstanding financial instruments at August 31, 2008 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
11/21/08	EUR	7,291,000	$10,651,315	$33,432
11/21/08	JPY	219,990,000	2,030,659	19,910
11/21/08	JPY	1,471,856,000	13,586,246	114,003
			$26,268,220	$167,345
Sales
11/21/08	AUD	20,206,641	$17,186,563	$250,354
11/21/08	AUD	20,206,641	17,186,563	248,333
11/21/08	AUD	20,818,963	17,707,368	198,773
11/21/08	CHF	20,738,504	18,848,388	37,763
11/21/08	CHF	20,738,504	18,848,388	43,475
11/21/08	CHF	21,366,944	19,419,551	43,640
11/21/08	DKK	12,891,147	2,524,605	3,814
11/21/08	DKK	12,511,996	2,450,352	3,077
11/21/08	DKK	12,511,996	2,450,352	4,676
11/21/08	EUR	27,441,895	40,089,462	122,876
11/21/08	EUR	27,441,895	40,089,462	34,842
11/21/08	EUR	27,441,895	40,089,462	58,030
11/21/08	EUR	27,441,895	40,089,462	82,179
11/21/08	EUR	27,441,895	40,089,462	62,421
11/21/08	EUR	27,441,895	40,089,462	40,824
11/21/08	EUR	27,441,895	40,089,462	79,435
11/21/08	GBP	13,272,310	24,054,350	563,175
11/21/08	GBP	13,272,310	24,054,350	555,433
11/21/08	GBP	13,272,310	24,054,350	548,080
11/21/08	GBP	13,272,310	24,054,350	553,442
11/21/08	GBP	13,272,310	24,054,350	534,197
11/21/08	GBP	13,272,310	24,054,350	551,584
11/21/08	GBP	13,272,310	24,054,350	541,696
11/21/08	HKD	45,794,741	5,876,491	(4,611)
11/21/08	HKD	45,794,741	5,876,491	(4,813)
11/21/08	HKD	47,182,460	6,054,566	(5,533)

See accompanying notes to the financial statements.

3

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales
11/21/08	JPY	2,814,481,167	$25,979,603	$(317,591)
11/21/08	JPY	2,814,481,167	25,979,601	(320,164)
11/21/08	JPY	2,814,481,167	25,979,602	(310,101)
11/21/08	JPY	2,814,481,167	25,979,602	(294,640)
11/21/08	JPY	2,814,481,167	25,979,602	(319,931)
11/21/08	JPY	2,814,481,167	25,979,602	(328,536)
11/21/08	JPY	2,814,481,167	25,979,602	(316,560)
11/21/08	NOK	14,598,069	2,670,746	5,295
11/21/08	NOK	15,040,435	2,751,677	(1,653)
11/21/08	NOK	14,598,069	2,670,745	2,135
11/21/08	NZD	1,055,868	730,472	9,338
11/21/08	SEK	38,360,416	5,917,953	78,954
11/21/08	SEK	39,522,853	6,097,285	84,879
11/21/08	SEK	38,360,416	5,917,954	77,358
11/21/08	SGD	4,600,249	3,257,231	10,595
11/21/08	SGD	4,600,249	3,257,231	10,558
11/21/08	SGD	4,739,650	3,355,934	8,980
			$801,920,804	$3,226,078

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Sales
1,606	CAC 40	September 2008	$105,670,291	$488,935
371	DAX	September 2008	87,580,739	4,651,406
1,330	E-Mini MSCI EAFE	September 2008	120,032,500	(2,044,210)
2,050	FTSE 100	September 2008	211,075,549	5,584,431
155	Hang Seng	September 2008	21,111,268	(449,532)
228	IBEX 35	September 2008	39,223,665	629,970
1,597	OMXS 30	September 2008	21,544,782	477,653
6,544	S&P 500 E-Mini	September 2008	419,666,720	(7,882,979)
171	S&P/MIB	September 2008	36,166,032	2,166,192
571	SPI 200	September 2008	63,054,856	2,045,889
1,801	TOPIX	September 2008	207,779,049	19,752,231
			$1,332,905,451	$25,419,986

See accompanying notes to the financial statements.

4

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Swap Agreements

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Market Value
404,814,582	USD	8/7/2009	JPMorgan Chase	Custom Low Quality Equity Basket	3 month LIBOR -0.75%	$(8,652,870)
419,141,113	USD	8/10/2009	Citi Group	Custom Low Quality Equity Basket	3 month LIBOR -0.56%	(8,804,096)
183,000,002	USD	8/7/2009	BNP Paribas	AMEX Index	3 month LIBOR -0.35%	1,158,647
579,691,074	USD	6/16/2009	Deutsche Bank	MSCI EAFE Equity Index	1 month LIBOR -0.15%	(4,182,947)
				Premiums to (Pay) Receive	$—	$(20,481,266)

As of August 31, 2008, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

5

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Notes to Schedule of Investments:

LIBOR - London Interbank Offered Rate

As of August 31, 2008, 38.35% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor (Note 2).

Currency Abbreviations:

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See accompanying notes to the financial statements.

6

GMO Alpha Only Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $153,800,000) (Note 2)	$153,800,000
Investments in affiliated issuers, at value (cost $3,535,657,795) (Notes 2 and 8)	3,173,609,398
Cash	45,414
Receivable for Fund shares sold	6,000,000
Interest receivable	26,669
Unrealized appreciation on open forward currency contracts (Note 2)	5,617,556
Receivable for collateral on open futures contracts (Note 2)	141,871,000
Receivable for collateral open swap contracts (Note 2)	13,726,156
Receivable for open swap contracts (Note 2)	1,158,647
Receivable for expenses reimbursed by Manager (Note 3)	1,293,600
Total assets	3,497,148,440
Liabilities:
Payable for Fund shares repurchased	4,100,000
Payable for open swap contracts	21,639,913
Payable to affiliate for (Note 3):
Management fee	1,469,517
Shareholder service fee	305,244
Trustees and Chief Compliance Officer of GMO Trust fees	5,087
Unrealized depreciation on open forward currency contracts (Note 2)	2,224,133
Payable for variation margin on open futures contracts (Note 2)	3,330,341
Accrued expenses	143,978
Total liabilities	33,218,213
Net assets	$3,463,930,227

See accompanying notes to the financial statements.

7

GMO Alpha Only Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$3,614,798,228
Accumulated undistributed net investment income	1,427,750
Accumulated net realized gain	201,420,507
Net unrealized depreciation	(353,716,258)
$3,463,930,227
Net assets attributable to:
Class III shares	$267,357,498
Class IV shares	$3,196,572,729
Shares outstanding:
Class III	26,717,646
Class IV	319,482,736
Net asset value per share:
Class III	$10.01
Class IV	$10.01

See accompanying notes to the financial statements.

8

GMO Alpha Only Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$32,898,310
Interest	2,299,293
Total investment income	35,197,603
Expenses:
Management fee (Note 3)	7,251,050
Shareholder service fee – Class III (Note 3)	147,766
Shareholder service fee – Class IV (Note 3)	1,351,700
Custodian and fund accounting agent fees	128,984
Transfer agent fees	21,160
Audit and tax fees	34,408
Legal fees	35,420
Trustees fees and related expenses (Note 3)	14,477
Registration fees	3,220
Miscellaneous	16,467
Total expenses	9,004,652
Fees and expenses reimbursed by Manager (Note 3)	(227,516)
Expense reductions (Note 2)	(2,881)
Indirectly incurred fees waived or borne by Manager (Note 3)	(5,890,487)
Shareholder service fee waived (Note 3)	(946,690)
Net expenses	1,937,078
Net investment income (loss)	33,260,525
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(70,825,179)
Realized gains distributions from affiliated issuers (Note 8)	87,407,437
Closed futures contracts	109,346,272
Closed swap contracts	136,003,859
Foreign currency, forward contracts and foreign currency related transactions	15,063,053
Net realized gain (loss)	276,995,442
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(158,854,792)
Open futures contracts	(71,779,498)
Open swap contracts	(82,530,533)
Foreign currency, forward contracts and foreign currency related transactions	24,681,560
Net unrealized gain (loss)	(288,483,263)
Net realized and unrealized gain (loss)	(11,487,821)
Net increase (decrease) in net assets resulting from operations	$21,772,704

See accompanying notes to the financial statements.

9

GMO Alpha Only Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$33,260,525	$37,393,719
Net realized gain (loss)	276,995,442	269,696,616
Change in net unrealized appreciation (depreciation)	(288,483,263)	(146,534,773)
Net increase (decrease) in net assets from operations	21,772,704	160,555,562
Distributions to shareholders from:
Net investment income
Class III	(1,790,364)	(3,121,593)
Class IV	(25,800,055)	(37,623,319)
Total distributions from net investment income	(27,590,419)	(40,744,912)
Net realized gains
Class III	(17,412,547)	—
Class IV	(248,665,164)	—
Total distributions from net realized gains	(266,077,711)	—
	(293,668,130)	(40,744,912)
Net share transactions (Note 7):
Class III	108,837,206	(140,995)
Class IV	892,448,770	752,392,494
Increase (decrease) in net assets resulting from net share transactions	1,001,285,976	752,251,499
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	72,922	148,551
Class IV	430,233	1,407,214
Increase in net assets resulting from purchase premiums and redemption fees	503,155	1,555,765
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	1,001,789,131	753,807,264
Total increase (decrease) in net assets	729,893,705	873,617,914
Net assets:
Beginning of period	2,734,036,522	1,860,418,608
End of period (including accumulated undistributed net investment income of $1,427,750 and distributions in excess of net investment income of $4,242,356, respectively)	$3,463,930,227	$2,734,036,522

See accompanying notes to the financial statements.

10

GMO Alpha Only Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004
Net assets value, beginning of period	$11.11		$10.42		$10.36	$10.26	$9.99	$9.63
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.12		0.21		0.17	0.16	0.19	0.17
Net realized and unrealized gain (loss)	(0.04)		0.70		0.10	0.31	0.08	0.19
Total from investment operations	0.08		0.91		0.27	0.47	0.27	0.36
Less distributions to shareholders:
From net investment income	(0.11)		(0.22)		(0.21)	(0.37)	—	—
From net realized gains	(1.07)		—		—	—	—	—
Total distributions	(1.18)		(0.22)		(0.21)	(0.37)	—	—
Net asset value, end of period	$10.01		$11.11		$10.42	$10.36	$10.26	$9.99
Total Return(b)	0.68	%**	8.74%		2.64%	4.63%	2.70%	3.74%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$267,357		$176,067		$166,626	$1,460,161	$179,488	$74,841
Net expenses to average daily net assets(c)	0.18	%(d)*	0.16	%(d)	0.15%	0.10%	0.18%	0.26%
Net investment income to average daily net assets(a)	2.16	%*	1.91%		1.66%	1.52%	1.94%	1.72%
Portfolio turnover rate	15	%**	44%		22%	40%	19%	11%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.49	%*	0.51%		0.53%	0.59%	0.62%	0.72%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(e)	$0.01		$0.01	$0.02	$0.01	$0.01

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(d)  The net expense ratio does not include the effect of expense reductions.

(e)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

11

GMO Alpha Only Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007(a)
Net asset value, beginning of period	$11.11		$10.41		$10.37
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.12		0.21		0.20
Net realized and unrealized gain (loss)	(0.04)		0.71		0.06
Total from investment operations	0.08		0.92		0.26
Less distributions to shareholders:
From net investment income	(0.11)		(0.22)		(0.22)
From net realized gains	(1.07)		—		—
Total distributions	(1.18)		(0.22)		(0.22)
Net asset value, end of period	$10.01		$11.11		$10.41
Total Return(c)	0.68	%**	8.90%		2.54	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$3,196,573		$2,557,970		$1,693,793
Net expenses to average daily net assets(d)	0.13	%(e)*	0.11	%(e)	0.10	%*
Net investment income to average daily net assets(b)	2.30	%*	1.96%		1.93	%*
Portfolio turnover rate	15	%**	44%		22	%††
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.49	%*	0.51%		0.53	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.01		$0.00	(f)

(a)  Period from March 2, 2006 (commencement of operations) through February 28, 2007.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(e)  The net expense ratio does not include the effect of expense reductions.

(f)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

12

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Alpha Only Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks to outperform the Citigroup 3 Month Treasury Bill Index. The Fund invests primarily in shares of the GMO U.S. Equity Funds and the GMO International Equity Funds (which may include one or more of the GMO Emerging Markets Funds). The Fund also may invest in shares of GMO Emerging Country Debt Fund ("ECDF") and GMO Flexible Equities Fund. In addition, the Fund may invest directly in securities of the type in which the underlying funds invest. The Fund invests in sub-asset classes that it expects to outperform the relevant broader asset class and implements its strategy with either direct or indirect investments in a combination of U.S., foreign, and emerging country equities and emerging country debt. The Fund seeks to hedge some or all of the expected return (and foreign currency exposure) of the broader asset class. To the extent that the Fund's hedges are effective, the performance of the Fund's portfolio is expected to have a low correlation to the performance of the broader global asset classes in which the Fund directly or indirectly invests. Instead, the Fund is expected to produce returns more like a short-term fixed income fund, with variation in return (alpha) resulting from aggregate outperformance or underperformance of the underlying funds and/or securities as well as the sub-asset classes in which the Fund invests relative to the relevant broader asset classes.

Throughout the period ended August 31, 2008, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different level of shareholder service fees.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures

13

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities using fair value prices supplied by a third party vendor based on models to the extent that these fair value prices are available.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$3,327,409,398	$35,796,707
Level 2 - Other Significant Observable Inputs	—	6,776,203
Level 3 - Significant Unobservable Inputs	—	—
Total	$3,327,409,398	$42,572,910

*  Other financial instruments include forward currency contracts, futures contracts and swap agreements.

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$—	$(10,376,721)
Level 2 - Other Significant Observable Inputs	—	(23,864,046)
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$(34,240,767)

**  Other financial instruments include forward currency contracts, futures contracts and swap agreements.

The Fund held no investments or other financial instruments at either February 29, 2008 or August 31, 2008, whose fair value was determined using Level 3 inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency

15

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. They expose the Fund to risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the

16

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of substantial losses if the price of the underlying instrument increases during the term of the option. Options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund values exchange traded options at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. The Fund values options traded over-the-counter using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

17

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

18

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,694,850,550	$4,499,889	$(371,941,041)	$(367,441,152)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund also incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the

19

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Fund maintains with each agent. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

As of August 31, 2008, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.06% of the amount invested or redeemed. The redemption fee is only applicable to shares acquired on or after June 30, 2003. The Fund's purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying funds in which the Fund was invested as of June 30, 2008 and the estimated transaction costs of investing directly in securities. The level of purchase premium and redemption fee for the Fund may be adjusted to account for changes in the Fund's investments (i.e. changes in the percentage of Fund assets allocated to each underlying fund and direct investments). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the Manager may waive the purchase premium or redemption fee in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except for estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may charge a redemption fee based on estimated or known transaction costs. The Fund charges no premium for reinvested distributions.

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risks associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

20

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds 0.15% for Class III shares and 0.10% for Class IV shares; provided, however, that the amount of this waiver will not exceed the respective Class' shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 (excluding "Excluded Expenses", as defined below). Excluded Expenses include fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes) (collectively, "Excluded Fund Fees and Expenses"). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in underlying funds (excluding these Funds' Excluded Fund Fees and Expenses) exceeds 0.50% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.50% of the Fund's average daily net assets.

21

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2008, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.417%	0.065%	0.482%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $13,005 and $7,359, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2008 aggregated $1,421,220,200 and $381,175,938, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 80.20% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Two of the shareholders are other funds of the Trust. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008, 0.57% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and 99.24% of the Fund's shares were held by accounts for which the Manager has investment discretion.

22

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	9,915,891	$99,953,264	7,060,158	$77,385,165
Shares issued to shareholders in reinvestment of distributions	1,825,499	18,364,519	219,377	2,393,411
Shares repurchased	(870,003)	(9,480,577)	(7,426,248)	(79,919,571)
Purchase premiums	—	65,012	—	77,245
Redemption fees	—	7,910	—	71,306
Net increase (decrease)	10,871,387	$108,910,128	(146,713)	$7,556
	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class IV:	Shares	Amount	Shares	Amount
Shares sold	65,058,001	$652,186,013	111,659,135	$1,226,989,475
Shares issued to shareholders in reinvestment of distributions	27,282,825	274,465,219	3,451,680	37,623,319
Shares repurchased	(3,165,353)	(34,202,462)	(47,448,673)	(512,220,300)
Purchase premiums	—	404,094	—	1,070,665
Redemption fees	—	26,139	—	336,549
Net increase (decrease)	89,175,473	$892,879,003	67,662,142	$753,799,708

23

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2008 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Markets Fund, Class VI	$257,477,237	$67,225,875	$281,175,938	$—	$24,225,874	$—
GMO International Growth Equity Fund, Class IV	580,969,085	253,287,439	—	13,453,657	23,250,628	743,985,719
GMO International Intrinsic Value Fund, Class IV	580,446,151	269,053,001	—	10,698,991	37,138,814	747,992,059
GMO U.S. Core Equity Fund, Class VI	612,178,641	159,898,262	100,000,000	4,951,360	—	666,656,582
GMO U.S. Quality Equity Fund, Class VI	332,173,994	671,755,623	—	3,794,302	2,792,121	1,014,975,038
Totals	$2,363,245,108	$1,421,220,200	$381,175,938	$32,898,310	$87,407,437	$3,173,609,398

9.  Subsequent event

Effective September 30, 2008, the Fund no longer charged a premium on cash purchases or fee on cash redemptions of the amount invested or redeemed.

24

GMO Alpha Only Fund

(A Series of GMO Trust)

Board Review of Investments Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees observed that the usefulness of the comparative data provided by the third-party data services was limited because the peer groups they used for the Fund included funds with investment programs that were substantially different from that of the Fund. As a result, the Trustees gave more weight to the Fund's performance relative to its benchmark than to some of the additional comparative data. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

25

GMO Alpha Only Fund

(A Series of GMO Trust)

Board Review of Investments Management Agreement — (Continued)
August 31, 2008 (Unaudited)

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests, noting in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for advisory fees, shareholder fees and most other expenses that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the

26

GMO Alpha Only Fund

(A Series of GMO Trust)

Board Review of Investments Management Agreement — (Continued)
August 31, 2008 (Unaudited)

scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

27

GMO Alpha Only Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.66%	$1,000.00	$1,006.80	$3.34
2) Hypothetical	0.66%	$1,000.00	$1,021.88	$3.36
Class IV
1) Actual	0.61%	$1,000.00	$1,006.80	$3.09
2) Hypothetical	0.61%	$1,000.00	$1,022.13	$3.11

*  Expenses are calculated using each Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

28

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	95.5%
Short-Term Investments	5.1
Options Purchased	1.2
Swaps	0.5
Loan Participations	0.2
Loan Assignments	0.1
Futures	0.0
Rights and Warrants	0.0
Promissory Notes	0.0
Reverse Repurchase Agreements	(0.3)
Written Options	(0.5)
Forward Currency Contracts	(0.8)
Other	(1.0)
100.0%
Country / Region Summary**	% of Investments
United States	93.0%
Euro Region***	10.1
Switzerland	6.8
Emerging	2.8
Canada	0.5
Sweden	(0.1)
Japan	(1.5)
Australia	(3.8)
United Kingdom	(7.8)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds.
The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Portugal and Spain.

1

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value ($) / Principal Amount		Description	Value ($)
		DEBT OBLIGATIONS — 30.5%
		Corporate Debt — 11.5%
	13,850,000	JP Morgan & Co., Inc., Series A, MTN, Variable Rate, CPI + 4.00%, 3.57%, due 02/15/12	14,946,920
		U.S. Government — 19.0%
	4,698,630	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (a)	4,389,548
	4,395,463	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28 (a)	5,402,298
	14,892,670	U.S. Treasury Inflation Indexed Note, 1.63%, due 01/15/15 (a) (b)	15,078,829
		Total U.S. Government	24,870,675
		TOTAL DEBT OBLIGATIONS (COST $40,377,700)	39,817,595
		OPTIONS PURCHASED — 0.2%
		Currency Options — 0.2%
JPY	758,000,000	JPY Call/USD Put, Expires 07/21/09, Strike 100.50	152,904
JPY	750,000,000	JPY Call/USD Put, Expires 07/21/09, Strike 100.50	151,282
			304,186
		TOTAL OPTIONS PURCHASED (COST $460,078)	304,186

See accompanying notes to the financial statements.

2

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 69.1%
	Affiliated Issuers — 69.1%
472,648	GMO Emerging Country Debt Fund, Class III	4,509,058
2,522,998	GMO Short-Duration Collateral Fund	59,340,916
28,918	GMO Special Purpose Holding Fund (c) (d)	21,110
1,004,496	GMO World Opportunity Overlay Fund	26,558,868
	TOTAL MUTUAL FUNDS (COST $91,873,823)	90,429,952
	SHORT-TERM INVESTMENTS — 1.0%
	Money Market Funds — 1.0%
1,238,337	State Street Institutional Liquid Cash Reserves Fund-Institutional Class	1,238,337
	TOTAL SHORT-TERM INVESTMENTS (COST $1,238,337)	1,238,337
	TOTAL INVESTMENTS — 100.8% (Cost $133,949,938)	131,790,070
	Other Assets and Liabilities (net) — (0.8%)	(1,004,976)
	TOTAL NET ASSETS — 100.0%	$130,785,094

See accompanying notes to the financial statements.

3

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

A summary of outstanding financial instruments at August 31, 2008 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
9/09/08	AUD	7,100,000	$6,091,535	$(688,965)
9/16/08	CAD	1,600,000	1,506,564	(24,244)
10/07/08	CHF	1,500,000	1,362,761	(16,561)
10/07/08	CHF	1,500,000	1,362,761	(801)
10/21/08	EUR	8,400,000	12,291,699	(617,169)
10/21/08	EUR	1,600,000	2,341,276	(30,468)
9/23/08	GBP	2,100,000	3,822,149	(365,251)
10/28/08	JPY	200,000,000	1,843,525	13,163
10/14/08	NZD	2,400,000	1,669,278	(40,722)
			$32,291,548	$(1,771,018)
Sales
9/09/08	AUD	500,000	$428,981	$54,319
9/09/08	AUD	6,900,000	5,919,943	43,669
9/09/08	AUD	1,800,000	1,544,333	17,329
9/16/08	CAD	6,300,000	5,932,095	305,467
9/16/08	CAD	2,100,000	1,977,365	32,588
10/07/08	CHF	800,000	726,806	41,686
9/23/08	GBP	1,100,000	2,002,078	105,663
9/23/08	GBP	1,600,000	2,912,114	57,766
10/28/08	JPY	1,264,800,000	11,658,453	(16,332)
10/28/08	JPY	120,000,000	1,106,115	2,809
9/02/08	NOK	372,330	68,661	461
			$34,276,944	$645,425

See accompanying notes to the financial statements.

4

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
9/02/08	EUR	3,800,000	NOK	30,468,330	$43,823
9/30/08	EUR	8,500,000	SEK	79,999,098	(72,414)
11/04/08	EUR	3,800,000	NOK	30,180,360	(25,129)
9/02/08	NOK	30,096,000	EUR	3,800,000	24,838
					$(28,882)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
3	Canadian Government Bond 10 Yr.	December 2008	$337,521	$37
36	Euro BOBL	September 2008	5,713,925	34,801
76	Euro Bund	September 2008	12,728,361	149,014
28	U.S. Long Bond (CBT)	December 2008	3,284,750	(17,365)
27	U.S. Treasury Note 5 Yr. (CBT)	December 2008	3,022,312	(236)
			$25,086,869	$166,251
Sales
39	Australian Government Bond 10 Yr.	September 2008	$3,419,595	$(45,943)
43	Australian Government Bond 3 Yr.	September 2008	3,728,124	(18,164)
2	Japanese Government Bond 10 Yr. (TSE)	September 2008	2,542,982	(8,028)
11	U.S. Treasury Note 10 Yr.	December 2008	1,270,500	2,803
27	U.S. Treasury Note 2 Yr. (CBT)	December 2008	5,731,594	(1,347)
79	UK Gilt Long Bond	December 2008	16,118,496	(38,651)
			$32,811,291	$(109,330)

See accompanying notes to the financial statements.

5

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Written Options

A summary of open written option contracts for the Fund at August 31, 2008 is as follows:

Currency Options

Principal Amount		Expiration Date	Description	Premiums	Market Value
JPY	758,000,000	01/21/2009	JPY Call/USD Put Currency Option, Strike 95.00	$(72,998)	$(29,441)
JPY	750,000,000	01/21/2009	JPY Call/USD Put Currency Option, Strike 95.00	(68,118)	(29,122)
				$(141,116)	$(58,563)

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
2,000,000	SEK	9/17/2013	JP Morgan Chase Bank	Receive	4.40%	3 month
						SEK STIBOR	$(8,145)
6,800,000	CHF	9/17/2013	Deutsche Bank AG	Receive	2.90%	6 month CHF LIBOR	(62,090)
9,900,000	CHF	9/17/2013	JP Morgan Chase Bank	Receive	2.90%	6 month CHF LIBOR	(90,396)
1,400,000	AUD	3/19/2018	JP Morgan Chase Bank	Receive	7.07%	6 month AUD BBSW	252,132
					Premiums to (Pay) Receive	$131,808	$91,501

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Market Value
92,472,136	USD	11/14/2008	Barclays	2.32% to	Barclays
			Bank PLC	maturity	TIPS Index
					Total Return	$373,266
				Premiums to (Pay) Receive	$—	$373,266

As of August 31, 2008, for the futures and/or swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

6

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Notes to Schedule of Investments:

BBSW - Bank Bill Swap Reference Rate

CPI - Consumer Price Index

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

STIBOR - Stockholm Interbank Offered Rate

TIPS - Treasury Inflation Protected Securities

Variable rate - The rates shown on variable rate notes are the current interest rates at August 31, 2008, which are subject to change based on the terms of the security.

(a)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(b)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 2).

(c)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(d)  Underlying investment represents interests in defaulted securities.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

See accompanying notes to the financial statements.

7

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $42,076,115) (Note 2)	$41,360,118
Investments in affiliated issuers, at value (cost $91,873,823) (Notes 2 and 8)	90,429,952
Interest receivable	141,766
Unrealized appreciation on open forward currency contracts (Note 2)	743,581
Receivable for variation margin on open futures contracts (Note 2)	293,506
Receivable for open swap contracts (Note 2)	625,398
Receivable for expenses reimbursed by Manager (Note 3)	14,358
Total assets	133,608,679
Liabilities:
Written options outstanding, at value (premiums $141,116) (Note 2)	58,563
Payable to broker for closed futures contracts	325,504
Payable to affiliate for (Note 3):
Management fee	27,976
Shareholder service fee	11,070
Trustees and Chief Compliance Officer of GMO Trust fees	287
Unrealized depreciation on open forward currency contracts (Note 2)	1,898,056
Interest payable for open swap contracts	222,277
Payable for open swap contracts (Note 2)	160,631
Accrued expenses	119,221
Total liabilities	2,823,585
Net assets	$130,785,094

See accompanying notes to the financial statements.

8

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$416,184,378
Distributions in excess of net investment income	(132,203,141)
Accumulated net realized loss	(150,631,775)
Net unrealized depreciation	(2,564,368)
$130,785,094
Net assets attributable to:
Class III shares	$60,471,122
Class VI shares	$70,313,972
Shares outstanding:
Class III	2,669,874
Class VI	3,103,552
Net asset value per share:
Class III	$22.65
Class VI	$22.66

See accompanying notes to the financial statements.

9

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Interest	$1,875,653
Dividends from affiliated issuers (Note 8)	421,629
Dividends	38,509
Total investment income	2,335,791
Expenses:
Management fee (Note 3)	173,936
Shareholder service fee – Class III (Note 3)	49,780
Shareholder service fee – Class VI (Note 3)	20,013
Custodian, fund accounting agent and transfer agent fees	44,988
Audit and tax fees	32,568
Legal fees	4,416
Trustees fees and related expenses (Note 3)	2,806
Registration fees	1,748
Miscellaneous	1,474
Total expenses	331,729
Fees and expenses reimbursed by Manager (Note 3)	(82,156)
Expense reductions (Note 2)	(3,411)
Indirectly incurred fees waived or borne by Manager (Note 3)	(10,072)
Shareholder service fee waived (Note 3)	(3,550)
Net expenses	232,540
Net investment income (loss)	2,103,251
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	548,873
Investments in affiliated issuers	(1,440,274)
Realized gains distributions from affiliated issuers (Note 8)	163,196
Closed futures contracts	1,197,675
Closed swap contracts	3,284,770
Foreign currency, forward contracts and foreign currency related transactions	(1,001,452)
Net realized gain (loss)	2,752,788
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(2,266,084)
Investments in affiliated issuers	246,584
Open futures contracts	500,328
Open swap contracts	(3,825,028)
Written options	82,553
Foreign currency, forward contracts and foreign currency related transactions	515,879
Net unrealized gain (loss)	(4,745,768)
Net realized and unrealized gain (loss)	(1,992,980)
Net increase (decrease) in net assets resulting from operations	$110,271

See accompanying notes to the financial statements.

10

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,103,251	$150,978,933
Net realized gain (loss)	2,752,788	(10,341,661)
Change in net unrealized appreciation (depreciation)	(4,745,768)	(30,465,632)
Net increase (decrease) in net assets from operations	110,271	110,171,640
Distributions to shareholders from:
Net investment income
Class III	(4,824,310)	(26,975,972)
Class IV	—	(14,948,171)
Class VI	(3,176,389)	(347,623,757)
Total distributions from net investment income	(8,000,699)	(389,547,900)
Net realized gains
Class III	—	(643,125)
Class IV	—	(654,425)
Class VI	—	(7,445,282)
Total distributions from net realized gains	—	(8,742,832)
	(8,000,699)	(398,290,732)
Net share transactions (Note 7):
Class III	(72,352,664)	(103,779,537)
Class IV	—	(83,542,832)
Class VI	(16,823,611)	(1,526,536,264)
Increase (decrease) in net assets resulting from net share transactions	(89,176,275)	(1,713,858,633)
Total increase (decrease) in net assets	(97,066,703)	(2,001,977,725)
Net assets:
Beginning of period	227,851,797	2,229,829,522
End of period (including distributions in excess of net investment income of $132,203,141 and $126,305,693, respectively)	$130,785,094	$227,851,797

See accompanying notes to the financial statements.

11

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007(a)
Net asset value, beginning of period	$23.52		$25.47		$24.96
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.33		1.13		0.75
Net realized and unrealized gain (loss)	(0.37)		(0.21)		0.68
Total from investment operations	(0.04)		0.92		1.43
Less distributions to shareholders:
From net investment income	(0.83)		(2.81)		(0.87)
From net realized gains	—		(0.06)		(0.05)
Total distributions	(0.83)		(2.87)		(0.92)
Net asset value, end of period	$22.65		$23.52		$25.47
Total Return(c)	(0.21	)%**	3.95%		5.79	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$60,471		$137,492		$260,205
Net operating expenses to average daily net assets(d)	0.39	%(e)*	0.37	%(e)	0.39	%*
Interest expense to average daily net assets	—		0.07%		—
Total net expenses to average daily net assets	0.39	%(e)*	0.44	%(e)	0.39	%*
Net investment income to average daily net assets(b)	2.91	%*	4.51%		4.37	%*
Portfolio turnover rate	9	%**	131%		37	%††
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.14	%*	0.06%		0.06	%*

(a)  Period from June 29, 2006 (commencement of operations) through February 28, 2007.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(d)  Net expenses exclude expenses incurred indirectly through investment in underlying funds (See Note 3).

(e)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the period from May 31, 2006 (commencement of operations) through February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

12

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007(a)
Net asset value, beginning of period	$23.51		$25.48		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.36		1.38		0.83
Net realized and unrealized gain (loss)	(0.38)		(0.45)		0.60
Total from investment operations	(0.02)		0.93		1.43
Less distributions to shareholders:
From net investment income	(0.83)		(2.84)		(0.90)
From net realized gains	—		(0.06)		(0.05)
Total distributions	(0.83)		(2.90)		(0.95)
Net asset value, end of period	$22.66		$23.51		$25.48
Total Return(c)	(0.12	)%**	4.00%		5.75	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$70,314		$90,360		$1,874,841
Net operating expenses to average daily net assets(d)	0.29	%(e)*	0.29	%(e)	0.29	%*
Interest expense to average daily net assets	—		0.07%		—
Total net expenses to average daily net assets	0.29	%(e)*	0.36	%(e)	0.29	%*
Net investment income to average daily net assets(b)	3.12	%*	5.48%		4.33	%*
Portfolio turnover rate	9	%**	131%		37	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.14	%*	0.06%		0.06	%*

(a)  Period from May 31, 2006 (commencement of operations) through February 28, 2007.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(d)  Net expenses exclude expenses incurred indirectly through investment in underlying funds (See Note 3).

(e)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

13

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Inflation Indexed Plus Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of the Lehman Brothers U.S. Treasury Inflation Notes Index. The Fund primarily makes investments that are indexed or otherwise "linked" to general measures of inflation in the country of issue. The Fund seeks additional returns by seeking to exploit differences in global interest rates and currency and emerging country debt markets. The Fund may invest a substantial portion of its assets in shares of GMO Short-Duration Collateral Fund; in inflation indexed bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), including Inflation-Protected Securities issued by the U.S. Treasury (TIPS), and inflation indexed bonds issued by corporations; in shares of GMO World Opportunity Overlay Fund; in futures contracts, swap contracts, currency forwards, currency options and other types of derivatives; up to 5% of the Fund's total assets in sovereign debt of emerging countries (including below investment grade securities (also known as "junk bonds")), primarily through investment in shares of GMO Emerging Country Debt Fund; and in non-inflation indexed (or nominal) fixed income securities issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. Government) and by corporations (to gain direct exposure to such securities and/or for use as part of a synthetic position).

As of August 31, 2008, the Fund had two classes of shares outstanding: Class III and Class VI. Each class of shares bears a different level of shareholder service fees.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). Shares of GMO Short-Duration Collateral Fund, GMO Special Purpose Holding Fund and GMO World Opportunity Overlay Fund are not publicly available.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in

14

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material.

Typically the Fund and the underlying funds value debt instruments based on prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates primary pricing sources on an ongoing basis and may change a pricing source should the Manager deem it appropriate. If it deems it appropriate, the Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source. The prices provided by primary pricing sources may differ from the value that would be realized if the securities were sold, and the differences could be material.

Certain securities held by the Fund and the underlying funds are valued on the basis of prices provided by a single source. The prices provided may differ from the value that would be realized if the securities were sold, and the differences could be material. As of August 31, 2008, the total value of these securities represented 11.43% of net assets.

The Fund directly and indirectly (through underlying funds) invests in securities with contractual cash flows, such as asset backed-securities, collateralized mortgage obligations and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate values, delinquencies and/or defaults, and may be adversely affected by changes in interest rates and shifts in the market's perception of the securities' market values.

GMO Special Purpose Holding Fund ("SPHF"), an investment of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF. For the

15

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

period ended August 31, 2008, the Fund received $65,489 through SPHF in conjunction with settlement agreements related to the default of those securities.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$4,509,058	$186,655
Level 2 - Other Significant Observable Inputs	127,259,902	1,368,979
Level 3 - Significant Unobservable Inputs	21,110	—
Total	$131,790,070	$1,555,634

*  Other financial instruments include forward currency contracts, futures contracts and swap agreements.

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$—	$(129,734)
Level 2 - Other Significant Observable Inputs	—	(2,117,250)
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$(2,246,984)

**  Other financial instruments include foreign currency, forward currency contracts, futures contracts, swap agreements and written options.

16

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of February 29, 2008	$36,437	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Realized gain distributions received	50,020	—
Realized gain distributions paid	(65,489)	—
Change in unrealized appreciation/depreciation	142	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	—	—
Balance as of August 31, 2008	$21,110	$—

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. They expose the Fund to risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the

17

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

terms of the contracts. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of substantial losses if the price of the underlying instrument increases during the term of the option. Options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

18

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

For the period ended August 31, 2008, the Fund's investment activity in written options contracts was as follows:

	Puts		Calls
	Principal Amount of Contracts	Premiums	Principal Amount of Contracts		Premiums
Outstanding, beginning of period	$—	$—		—	$—
Options written	—	—	JPY	(1,508,000,000)	(141,116)
Options exercised	—	—		—	—
Options expired	—	—		—	—
Options sold	—	—		—	—
Outstanding, end of period	$—	$—	JPY	(1,508,000,000)	$(141,116)

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

The Fund values exchange traded options at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. The Fund values options traded over-the-counter using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in loans to corporate, governmental, or other borrowers. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation in the loan agreement and only upon receipt by the lender of payments from the borrower and (ii) the Fund generally has no right to enforce compliance by the borrower of the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that has sold the participation in the loan

19

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. The Fund had no loan agreements outstanding at the end of the period.

Indexed securities

The Fund may invest in indexed securities. Indexed securities are securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which investing through conventional securities is difficult. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the

20

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and brokers whereby the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements expose the Fund to risk that the market value of the securities the Fund has sold under the agreement may decline below the price at which the Fund is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is

21

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2008, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund has adopted a tax year-end of December 31. Unless otherwise indicated, all applicable tax disclosures reflect tax adjusted balances as of December 31, 2007. The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of December 31, 2007, the Fund elected to defer to January 1, 2008 post-October capital and currency losses of $11,560,236 and $27,059,368, respectively.

As of December 31, 2007, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

12/31/2015	$(33,561,953)
Total	$(33,561,953)

22

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$139,701,321	$781,630	$(8,692,881)	$(7,911,251)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund also incurs certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

23

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Recently issues accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds 0.15% for Class III shares and 0.055% for Class VI shares; provided, however, that the amount of this waiver will not exceed the respective Class' shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.25% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Expenses) and

24

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

(b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's Exluded Expenses), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in underlying funds. For the period ended August 31, 2008, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.016%	0.005%	0.011%	0.032%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $2,714 and $460, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

For the period ended August 31, 2008, cost of purchases and proceeds from sales of investments, other than short-term obligations and class exchanges, were as follows:

	Purchases	Sales
U.S. Government securities	$2,324,635	$15,762,741
Investments (non-U.S. Government securities)	9,979,415	84,325,000

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

25

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2008, 95.10% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008, 0.17% of the Fund's shares were held by senior management of the Manager and GMO Trust officers.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	3,103	$70,984	7,753,239	$195,318,795
Shares issued to shareholders in reinvestment of distributions	208,927	4,759,352	1,015,942	24,078,255
Shares repurchased	(3,388,161)	(77,183,000)	(13,137,888)	(323,176,587)
Net increase (decrease)	(3,176,131)	$(72,352,664)	(4,368,707)	$(103,779,537)
	Six Months Ended August 31, 2008 (Unaudited)		Period Ended February 13, 2008*
Class IV:	Shares	Amount	Shares	Amount
Shares sold	—	$—	7,496,338	$190,386,804
Shares issued to shareholders in reinvestment of distributions	—	—	637,724	15,178,849
Shares repurchased	—	—	(11,854,634)	(289,108,485)
Net increase (decrease)	—	$—	(3,720,572)	$(83,542,832)

26

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class VI:	Shares	Amount	Shares	Amount
Shares sold	—	$—	81,536,209	$2,064,407,172
Shares issued to shareholders in reinvestment of distributions	139,498	3,176,389	14,977,254	355,069,039
Shares repurchased	(879,127)	(20,000,000)	(166,263,657)	(3,946,012,475)
Net increase (decrease)	(739,629)	$(16,823,611)	(69,750,194)	$(1,526,536,264)

*  Effective February 13, 2008, all shareholders redeemed or exchanged out of Class IV.

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the securities of affiliated issuers during the period ended August 31, 2008 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Country Debt Fund, Class III	$6,756,250	$122,582	$2,100,000	$24,875	$97,707	$4,509,058
GMO Short-Duration Collateral Fund	114,960,626	7,496,754	61,500,000	396,754	—	59,340,916
GMO Special Purpose Holding Fund	36,437	—	—	—	65,489	21,110
GMO World Opportunity Overlay Fund	44,675,992	1,900,000	20,725,000	—	—	26,558,868
Totals	$166,429,305	$9,519,336	$84,325,000	$421,629	$163,196	$90,429,952

9.  Subsequent event

Effective October 8, 2008, the Fund instituted a fee on cash redemptions of 0.67% of the amount redeemed. Effective October 9, 2008, the fee on cash redemptions was changed to 0.91% of the amount redeemed. Effective October 21, 2008, the fee on cash redemptions was changed to 2.00% of the amount redeemed. For a complete discussion of this fee please refer to the GMO Trust prospectus, which can be obtained at www.gmo.com.

27

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of

28

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests, noting in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for advisory fees, shareholder fees and most other expenses that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management

29

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

30

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.42%	$1,000.00	$997.90	$2.12
2) Hypothetical	0.42%	$1,000.00	$1,023.09	$2.14
Class VI
1) Actual	0.32%	$1,000.00	$998.80	$1.61
2) Hypothetical	0.32%	$1,000.00	$1,023.59	$1.63

*  Expenses are calculated using each Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

31

Subsequent Event (continued) -

As described more fully below, and in light of current extraordinary market conditions:

•  The Fixed Income Funds will honor nearly all redemptions in-kind during this period.

•  The Fixed Income Funds will, if deemed prudent by GMO, take temporary defensive measures (until GMO has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with a Fund's normal investment strategies) and may not achieve their respective investment objectives during this period.

* * * * * * *

As described elsewhere in the Prospectus, each of the Fixed Income Funds makes extensive use of derivatives to achieve its exposures to the fixed income markets and to pursue strategies intended to obtain returns in excess of its performance benchmark. Each of those Funds also invests a substantial portion of its assets in the GMO Short-Duration Collateral Fund ("SDCF") and/or the GMO World Opportunity Overlay Fund ("WOOF"). The principal risks of pursuing the Fixed Income Funds' strategies in this manner, including the risks of using derivatives, are discussed in greater detail in the Prospectus under the heading "Description of Principal Risks."

Very recent changes in the credit markets have reduced the liquidity for all types of fixed income securities, including the asset-backed securities held by all of the Fixed Income Funds either directly or indirectly through SDCF and WOOF. Contemporaneously, each Fixed Income Fund has also had a greater need for cash to provide margin for large swings in the mark-to-market obligations arising under the derivatives used by the Funds. In order to deal equitably with the demands for liquidity, on October 23, 2008 and October 27, 2008, SDCF declared and paid to all shareholders (including the Fixed Income Funds) a dividend in an aggregate amount equal to substantially all of the cash on hand in SDCF. Substantially all subsequent cash flows into SDCF from portfolio investments (and proceeds of dispositions by SDCF) are likewise expected to be declared and paid as dividends as practicable. All redemptions from SDCF and WOOF by other Fixed Income Funds (and any other shareholders) will be honored in-kind until further notice, using for this purpose (and to the extent practicable) securities deemed by GMO to be representative of the portfolio of SDCF and/or WOOF.

Each of the Fixed Income Funds uses its cash balance to meet its derivative collateral obligations and for other purposes. There is no assurance that a Fund's cash balance will be sufficient to meet that Fund's collateral obligations and, if it is not, the Fund would be required to liquidate other positions. That may include redeeming shares of SDCF and/or WOOF, in which case, as noted above, the Fixed Income Fund would receive redemption proceeds in-kind from SDCF and/or WOOF and would then be required to dispose of those assets (mostly asset-backed securities) in the current adverse market conditions.

To manage each Fixed Income Fund's cash collateral needs in these extraordinary market conditions, GMO reserves the right to reduce or eliminate the Fund's derivative exposures, including those that are intended to cause a Fixed Income Fund to track its benchmark more closely. To the extent that a Fixed Income Fund reduces those exposures, it will tend to cause the performance of that Fund to track its benchmark less closely and make the Fund's performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.

To address in part the management issues described above, nearly all redemptions from the Fixed Income Funds are expected to be in-kind for the foreseeable future. If redeeming shareholders from a Fixed Income Fund choose to dispose of assets received in-kind immediately, those dispositions will occur in the current extraordinary market conditions. To the extent that the Fixed Income Funds honor redemptions in cash, redeeming shareholders will bear the redemption fees described in more detail below. The Manager may impose a new purchase premium and/or redemption fee for any Fund at any time. The Manager also may modify or eliminate an existing purchase premium or redemption fee for any Fund at any time.

GMO International Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO International Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	97.8%
Short-Term Investments	6.5
Options Purchased	1.2
Futures	1.0
Swaps	0.3
Loan Participations	0.2
Loan Assignments	0.1
Rights and Warrants	0.0
Promissory Notes	0.0
Reverse Repurchase Agreements	(0.3)
Written Options	(0.5)
Forward Currency Contracts	(4.1)
Other	(2.2)
100.0%
Country / Region Summary**	% of Investments
Euro Region***	45.3%
Japan	28.8
United States	18.2
Switzerland	7.3
Emerging	2.7
Canada	2.3
Sweden	0.6
United Kingdom	(1.8)
Australia	(3.4)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Portugal and Spain.

1

GMO International Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Par Value / Principal Amount		Description	Value ($)
		DEBT OBLIGATIONS — 2.5%
		Australia — 0.1%
		Asset-Backed Securities
USD	409,787	Medallion Trust, Series 03-1G, Class A, Variable Rate, 3 mo. LIBOR + .19%, 2.99%, due 12/21/33	383,229
		Canada — 0.5%
		Foreign Government Obligations
CAD	2,000,000	Province of British Columbia, 7.88%, due 11/30/23	2,525,485
		United States — 1.9%
		U.S. Government
USD	4,000,000	U.S. Treasury Note, 3.13%, due 09/15/08 (a)	4,001,875
USD	5,000,000	U.S. Treasury Note, 2.38%, due 08/31/10	5,001,563
		Total United States	9,003,438
		TOTAL DEBT OBLIGATIONS (COST $10,951,653)	11,912,152
		OPTIONS PURCHASED — 0.3%
		Currency Options — 0.3%
JPY	2,867,000,000	JPY Call/USD Put, Expires 07/21/09, Strike 100.50	578,331
JPY	2,834,000,000	JPY Call/USD Put, Expires 07/21/09, Strike 100.50	571,646
		Total Currency Options	1,149,977
		TOTAL OPTIONS PURCHASED (COST $1,739,335)	1,149,977

See accompanying notes to the financial statements.

2

GMO International Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 101.0%
	United States — 101.0%
	Affiliated Issuers
1,605,435	GMO Emerging Country Debt Fund, Class III	15,315,849
15,411,425	GMO Short-Duration Collateral Fund	362,476,708
37,466	GMO Special Purpose Holding Fund (b) (c)	27,350
3,672,485	GMO World Opportunity Overlay Fund	97,100,515
	Total United States	474,920,422
	TOTAL MUTUAL FUNDS (COST $497,954,525)	474,920,422
	SHORT-TERM INVESTMENTS — 0.3%
	Money Market Funds — 0.3%
1,259,518	State Street Institutional Liquid Cash Reserves Fund - Institutional Class	1,259,518
	TOTAL SHORT-TERM INVESTMENTS (COST $1,259,518)	1,259,518
	TOTAL INVESTMENTS — 104.1% (Cost $511,905,031)	489,242,069
	Other Assets and Liabilities (net) — (4.1%)	(19,222,948)
	TOTAL NET ASSETS — 100.0%	$470,019,121

See accompanying notes to the financial statements.

3

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

A summary of outstanding financial instruments at August 31, 2008 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
9/09/08	AUD	29,400,000	$25,224,103	$(2,852,897)
9/16/08	CAD	3,900,000	3,672,249	(59,094)
10/07/08	CHF	6,400,000	5,814,449	(70,663)
10/07/08	CHF	5,300,000	4,815,090	(2,829)
10/21/08	EUR	187,400,000	274,221,951	(13,768,747)
10/21/08	EUR	6,200,000	9,072,444	(118,064)
9/23/08	GBP	27,800,000	50,597,976	(4,835,224)
10/28/08	JPY	16,296,200,000	150,212,276	210,435
10/28/08	JPY	620,000,000	5,714,928	40,806
10/14/08	NZD	9,500,000	6,607,558	(161,192)
			$535,953,024	$(21,617,469)
Sales
9/09/08	AUD	1,900,000	$1,630,129	$206,411
9/09/08	AUD	25,300,000	21,706,456	160,122
9/09/08	AUD	5,600,000	4,804,591	53,913
9/16/08	CAD	13,700,000	12,899,953	664,269
9/16/08	CAD	7,200,000	6,779,537	146,103
10/07/08	CHF	2,900,000	2,634,672	151,111
9/23/08	GBP	3,800,000	6,916,270	387,178
9/23/08	GBP	5,200,000	9,464,370	191,310
10/28/08	JPY	850,000,000	7,834,982	19,897
9/02/08	NOK	1,367,335	252,148	1,695
			$74,923,108	$1,982,009

See accompanying notes to the financial statements.

4

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
9/02/08	EUR	14,200,000	NOK	113,831,335	$159,331
9/30/08	EUR	34,400,000	SEK	323,996,417	(256,644)
9/02/08	NOK	112,464,000	EUR	14,200,000	92,817
11/04/08	EUR	14,200,000	NOK	112,779,240	(93,903)
					$(98,399)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
83	Canadian Government Bond 10 Yr.	December 2008	$9,338,086	$1,239
540	Euro BOBL	September 2008	85,708,875	657,341
1,069	Euro Bund	September 2008	179,034,440	2,496,768
1,800	Federal Fund 30 day	September 2008	734,946,291	(2,709)
134	Japanese Government Bond 10 Yr. (TSE)	September 2008	170,379,784	1,994,762
101	U.S. Long Bond (CBT)	December 2008	11,848,563	(62,638)
98	U.S. Treasury Note 5 Yr. (CBT)	December 2008	10,969,875	(856)
			$1,202,225,914	$5,083,907
Sales
159	Australian Government Bond 10 Yr.	September 2008	$13,941,424	$(206,950)
144	Australian Government Bond 3 Yr.	September 2008	12,484,881	(60,248)
31	U.S. Treasury Note 10 Yr.	December 2008	3,580,500	7,899
210	U.S. Treasury Note 2 Yr. (CBT)	December 2008	44,579,062	(10,473)
43	UK Gilt Long Bond	December 2008	8,773,359	(21,038)
			$83,359,226	$(290,810)

See accompanying notes to the financial statements.

5

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Written Options

A summary of open written option contracts for the Fund at August 31, 2008 is as follows:

Currency Options

Principal Amount		Expiration Date	Description	Premiums	Market Value
JPY	2,867,000,000	01/21/2009	JPY Call/USD Put Currency
			Option, Strike 95.00	$(276,101)	$(111,355)
JPY	2,834,000,000	01/21/2009	JPY Call/USD Put Currency Option, Strike 95.00	(257,396)	(110,044)
				$(533,497)	$(221,399)

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
37,500,000	SEK	9/17/2013	JP Morgan Chase Bank	Receive	4.40%	3 month
						SEK STIBOR	$(152,717)
34,700,000	CHF	9/17/2013	Deutsche Bank AG	Receive	2.90%	6 month CHF LIBOR	(316,841)
29,200,000	CHF	9/17/2013	JP Morgan Chase Bank	Receive	2.90%	6 month CHF LIBOR	(266,621)
8,300,000	AUD	3/19/2018	JP Morgan Chase Bank	Receive	7.07%	6 month AUD BBSW	224,948
5,000,000	EUR	3/21/2030	UBS Warburg	Receive	5.90%	3 month Floating Rate EUR LIBOR	1,138,255
					Premiums to (Pay) Receive	$894,725	$627,024

As of August 31, 2008, for the futures and/or swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

6

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Notes to Schedule of Investments:

BBSW - Bank Bill Swap Reference Rate

LIBOR - London Interbank Offered Rate

STIBOR - Stockholm Interbank Offered Rate

Variable rate - The rates shown on variable rate notes are the current interest rates at August 31, 2008, which are subject to change based on the terms of the security.

(a)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 2).

(b)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(c)  Underlying investment represents interests in defaulted securities.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

See accompanying notes to the financial statements.

7

GMO International Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $13,950,506) (Note 2)	$14,321,647
Investments in affiliated issuers, at value (cost $497,954,525) (Notes 2 and 8)	474,920,422
Foreign currency, at value (cost $43,125) (Note 2)	49,618
Receivable for investments sold	5,048,853
Interest receivable	176,563
Unrealized appreciation on open forward currency contracts (Note 2)	2,485,398
Interest receivable for open swap contracts	55,620
Receivable for open swap contracts (Note 2)	1,363,203
Receivable for expenses reimbursed by Manager (Note 3)	29,566
Other expense reimbursement from Manager (Note 2)	830,768
Total assets	499,281,658
Liabilities:
Payable for investments purchased	4,998,312
Written options outstanding, at value (premiums $533,497) (Note 2)	221,399
Payable to affiliate for (Note 3):
Management fee	101,660
Shareholder service fee	60,996
Trustees and Chief Compliance Officer of GMO Trust fees	994
Unrealized depreciation on open forward currency contracts (Note 2)	22,219,257
Payable for open swap contracts (Note 2)	736,179
Payable for variation margin on open futures contracts (Note 2)	5,152
Accrued expenses	918,588
Total liabilities	29,262,537
Net assets	$470,019,121
Net assets consist of:
Paid-in capital	$552,552,253
Distributions in excess of net investment income	(35,600,726)
Accumulated net realized loss	(11,176,255)
Net unrealized depreciation	(35,756,151)
$470,019,121
Net assets attributable to:
Class III shares	$470,019,121
Shares outstanding:
Class III	56,573,129
Net asset value per share:
Class III	$8.31

See accompanying notes to the financial statements.

8

GMO International Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$2,536,658
Interest	153,863
Dividends	22,924
Total investment income	2,713,445
Expenses:
Management fee (Note 3)	634,842
Shareholder service fee – Class III (Note 3)	380,905
Custodian, fund accounting agent and transfer agent fees	94,760
Audit and tax fees	32,568
Legal fees	6,992
Trustees fees and related expenses (Note 3)	2,607
Registration fees	1,656
Miscellaneous	3,129
Total expenses	1,157,459
Fees and expenses reimbursed by Manager (Note 3)	(136,436)
Indirectly incurred fees waived or borne by Manager (Note 3)	(33,372)
Shareholder service fee waived (Note 3)	(11,761)
Net expenses	975,890
Net investment income (loss)	1,737,555
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	706,950
Investments in affiliated issuers	(6,342,803)
Realized gains distributions from affiliated issuers (Note 8)	416,726
Closed futures contracts	(2,236,532)
Closed swap contracts	1,157,706
Foreign currency, forward contracts and foreign currency related transactions	18,796,789
Net realized gain (loss)	12,498,836
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,582,324)
Investments in affiliated issuers	1,183,177
Open futures contracts	(1,996,487)
Open swap contracts	14,654
Written options	312,098
Foreign currency, forward contracts and foreign currency related transactions	(41,068,721)
Net unrealized gain (loss)	(43,137,603)
Net realized and unrealized gain (loss)	(30,638,767)
Net increase (decrease) in net assets resulting from operations	$(28,901,212)

See accompanying notes to the financial statements.

9

GMO International Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,737,555	$21,814,702
Net realized gain (loss)	12,498,836	12,166,724
Change in net unrealized appreciation (depreciation)	(43,137,603)	4,962,721
Net increase (decrease) in net assets from operations	(28,901,212)	38,944,147
Distributions to shareholders from:
Net investment income
Class III	(37,537,522)	(48,502,819)
Net share transactions (Note 7):
Class III	21,887,356	74,650,906
Total increase (decrease) in net assets	(44,551,378)	65,092,234
Net assets:
Beginning of period	514,570,499	449,478,265
End of period (including distributions in excess of net investment income of $35,600,726 and accumulated undistributed net investment income of $199,241, respectively)	$470,019,121	$514,570,499

See accompanying notes to the financial statements.

10

GMO International Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004
Net asset value, beginning of period	$9.51		$9.73		$9.57	$10.61	$10.38	$9.94
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.03		0.41		0.41	0.21	0.17	0.20
Net realized and unrealized gain (loss)	(0.52)		0.31		0.38	(0.93)	1.02	1.94
Total from investment operations	(0.49)		0.72		0.79	(0.72)	1.19	2.14
Less distributions to shareholders:
From net investment income	(0.71)		(0.94)		(0.54)	(0.31)	(0.91)	(0.71)
From net realized gains	—		—		(0.09)	(0.01)	(0.05)	(0.99)
Total distributions	(0.71)		(0.94)		(0.63)	(0.32)	(0.96)	(1.70)
Net asset value, end of period	$8.31		$9.51		$9.73	$9.57	$10.61	$10.38
Total Return(b)	(5.70	)%**	8.09%		8.32%	(6.83)%	11.81%	23.17%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$470,019		$514,570		$449,478	$422,528	$438,365	$271,015
Net expenses to average daily net assets(c)	0.38	%*	0.38	%(d)	0.39%	0.39%	0.39%	0.39%
Net investment income to average daily net assets(a)	0.68	%*	4.26%		4.17%	2.13%	1.65%	1.98%
Portfolio turnover rate	22	%**	51%		32%	36%	51%	26%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.07	%*	0.07%		0.26%††	0.08%	0.09%	0.12%

(a)  Net investment income is affected by the timing of the declaration of the dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(d)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

††  Includes 0.19% non-recurring Internal Revenue Code Section 860 expense reimbursed by the Manager (Note 2).

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

11

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of the JPMorgan Non-U.S. Government Bond Index. The Fund typically invests in bonds included in the JPMorgan Non-U.S. Government Bond Index and in securities and instruments with similar characteristics. The Fund seeks additional returns by seeking to exploit differences in global interest rates and currency and emerging country debt markets. The Fund may invest a substantial portion of its total assets in shares of GMO Short-Duration Collateral Fund; in futures contracts, currency options, currency forwards, swap contracts, and other types of derivatives; in investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; in shares of GMO World Opportunity Overlay Fund; and up to 5% of the Fund's total assets in sovereign debt of emerging countries (including below investment grade securities (also known as "junk bonds")), primarily through investment in shares of GMO Emerging Country Debt Fund ("ECDF").

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, upon request, without charge by calling (617) 346-7646 (collect). Shares of the GMO Short-Duration Collateral Fund, the GMO World Opportunity Overlay Fund and the GMO Special Purpose Holding Fund are not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

12

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material.

Typically the Fund and the underlying funds value debt instruments based on prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates primary pricing sources on an ongoing basis and may change a pricing source should the Manager deem it appropriate. If it deems it appropriate, the Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source. The prices provided by primary pricing sources may differ from the value that would be realized if the securities were sold, and the differences could be material.

Certain securities held by the Fund and the underlying funds are valued on the basis of prices provided by a single source. The prices provided may differ from the value that would be realized if the securities were sold, and the differences could be material. As of August 31, 2008, the total value of these securities represented 36.39% of net assets.

The Fund directly and indirectly (through underlying funds) invests in securities with contractual cash flows, such as asset- backed securities, collateralized mortgage obligations and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate values, delinquencies and/or defaults, and may be adversely affected by changes in interest rates and shifts in the market's perception of the securities' market values.

GMO Special Purpose Holding Fund ("SPHF"), an investment of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF. For the period ended August 31, 2008, the Fund received $84,846 through SPHF in conjunction with settlement agreements related to the default of those securities.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it

13

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$24,319,287	$5,207,627
Level 2 - Other Significant Observable Inputs	464,895,432	3,848,601
Level 3 - Significant Unobservable Inputs	27,350	—
Total	$489,242,069	$9,056,228

*  Other financial instruments include foreign currency, forward currency contracts, futures contracts and swap agreements.

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$—	$(364,912)
Level 2 - Other Significant Observable Inputs	—	(23,176,835)
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$(23,541,747)

**  Other financial instruments include forward currency contracts, futures contracts, swap agreements and written options.

14

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of February 29, 2008	$47,207	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Realized gain distributions received	64,805
Realized gain distributions paid	(84,846)
Change in unrealized appreciation/depreciation	184	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	—	—
Balance as of August 31, 2008	$27,350	$—

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. They expose the Fund to risk of unfavorable

15

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of substantial losses if the price of the underlying instrument increases during the term of the option. Options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

16

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

For the period ended August 31, 2008, the Fund's investment activity in written option contracts was as follows:

	Puts		Calls
	Principal Amount of Contracts	Premiums	Principal Amount of Contracts	Premiums
Outstanding, beginning of period	$—	$—	$—	$—
Options written	—	—	(5,701,000,000)	(533,497)
Options exercised	—	—	—	—
Options expired	—	—	—	—
Options bought		—	—	—
Outstanding, end of period	$—	$—	$(5,701,000,000)	$(533,497)

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

The Fund values exchange traded options at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. The Fund values options traded over-the-counter using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities. Indexed securities are securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which investing through conventional securities is difficult. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. The Fund had no indexed securities outstanding at the end of the period.

17

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

18

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and brokers whereby the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements expose the Fund to risk that the market value of the securities the Fund has sold under the agreement may decline below the price at which the Fund is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2008, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after

19

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of February 29, 2008, the Fund elected to defer to March 1, 2008 post-October capital losses of $4,962,396.

As of February 29, 2008, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2015	$(23,687,952)
2/29/2016	(507,910)
Total	$(24,195,862)

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$531,880,258	$3,004,179	$(45,642,368)	$(42,638,189)

On October 12, 2006, the Fund paid a dividend under Code Section 860 of $0.09229 per share to shareholders of record as of October 11, 2006. It is anticipated the Fund will be required to make a

20

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

payment, estimated to be, $830,768 to the Internal Revenue Service ("IRS") related to such dividend, which has been included in accrued expenses on the Statement of Assets and Liabilities. The Manager will make a reimbursement payment to the Fund concurrent with the Fund's payment to the IRS.

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund also incurs certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

21

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.25% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for

22

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's Excluded Expenses), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2008, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.015%	0.005%	0.010%	0.030%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $2,423 and $1,380, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

For the period ended August 31, 2008, cost of purchases and proceeds from sales of investments, other than short-term obligations and class exchanges, were as follows:

	Purchases	Sales
U.S. Government securities	$19,097,344	$10,061,914
Investments (non-U.S. Government securities)	99,907,873	97,953,120

23

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 56.87% of the outstanding shares of the Fund were held by four shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008, 1.30% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and 57.98% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	232,529	$2,276,916	17,938,459	$170,818,174
Shares issued to shareholders in reinvestment of distributions	4,088,026	36,424,314	5,136,298	46,494,576
Shares repurchased	(1,829,596)	(16,813,874)	(15,192,711)	(142,661,844)
Net increase (decrease)	2,490,959	$21,887,356	7,882,046	$74,650,906

24

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the securities of affiliated issuers during the period ended August 31, 2008 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Country Debt Fund, Class III	$15,711,607	$416,373	$—	$84,493	$331,880	$15,315,849
GMO Short-Duration Collateral Fund	362,492,061	88,252,165	80,800,000	2,452,165	—	362,476,708
GMO Special Purpose Holding Fund	47,207	—	—	—	84,846	27,350
GMO World Opportunity Overlay Fund	99,460,635	9,500,000	15,000,000	—	—	97,100,515
Totals	$477,711,510	$98,168,538	$95,800,000	$2,536,658	$416,726	$474,920,422

9.  Subsequent events

Subsequent to August 31, 2008, the Fund received redemption requests in the amount of $175,258,906.

Effective October 8, 2008, the Fund instituted a fee on cash redemptions of 0.97% of the amount redeemed. Effective October 21, 2008, the fee on cash redemptions was changed to 2.00% of the amount redeemed. For a complete discussion of this fee please refer to the GMO Trust prospectus, which can be obtained at www.gmo.com.

25

GMO International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. In

26

GMO International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests, noting in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for advisory fees, shareholder fees and most other expenses that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

27

GMO International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

28

GMO International Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.41%	$1,000.00	$943.00	$2.01
2) Hypothetical	0.41%	$1,000.00	$1,023.14	$2.09

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

29

Subsequent Event (continued) -

As described more fully below, and in light of current extraordinary market conditions:

•  The Fixed Income Funds will honor nearly all redemptions in-kind during this period.

•  The Fixed Income Funds will, if deemed prudent by GMO, take temporary defensive measures (until GMO has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with a Fund's normal investment strategies) and may not achieve their respective investment objectives during this period.

* * * * * * *

As described elsewhere in the Prospectus, each of the Fixed Income Funds makes extensive use of derivatives to achieve its exposures to the fixed income markets and to pursue strategies intended to obtain returns in excess of its performance benchmark. Each of those Funds also invests a substantial portion of its assets in the GMO Short-Duration Collateral Fund ("SDCF") and/or the GMO World Opportunity Overlay Fund ("WOOF"). The principal risks of pursuing the Fixed Income Funds' strategies in this manner, including the risks of using derivatives, are discussed in greater detail in the Prospectus under the heading "Description of Principal Risks."

Very recent changes in the credit markets have reduced the liquidity for all types of fixed income securities, including the asset-backed securities held by all of the Fixed Income Funds either directly or indirectly through SDCF and WOOF. Contemporaneously, each Fixed Income Fund has also had a greater need for cash to provide margin for large swings in the mark-to-market obligations arising under the derivatives used by the Funds. In order to deal equitably with the demands for liquidity, on October 23, 2008 and October 27, 2008, SDCF declared and paid to all shareholders (including the Fixed Income Funds) a dividend in an aggregate amount equal to substantially all of the cash on hand in SDCF. Substantially all subsequent cash flows into SDCF from portfolio investments (and proceeds of dispositions by SDCF) are likewise expected to be declared and paid as dividends as practicable. All redemptions from SDCF and WOOF by other Fixed Income Funds (and any other shareholders) will be honored in-kind until further notice, using for this purpose (and to the extent practicable) securities deemed by GMO to be representative of the portfolio of SDCF and/or WOOF.

Each of the Fixed Income Funds uses its cash balance to meet its derivative collateral obligations and for other purposes. There is no assurance that a Fund's cash balance will be sufficient to meet that Fund's collateral obligations and, if it is not, the Fund would be required to liquidate other positions. That may include redeeming shares of SDCF and/or WOOF, in which case, as noted above, the Fixed Income Fund would receive redemption proceeds in-kind from SDCF and/or WOOF and would then be required to dispose of those assets (mostly asset-backed securities) in the current adverse market conditions.

To manage each Fixed Income Fund's cash collateral needs in these extraordinary market conditions, GMO reserves the right to reduce or eliminate the Fund's derivative exposures, including those that are intended to cause a Fixed Income Fund to track its benchmark more closely. To the extent that a Fixed Income Fund reduces those exposures, it will tend to cause the performance of that Fund to track its benchmark less closely and make the Fund's performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.

To address in part the management issues described above, nearly all redemptions from the Fixed Income Funds are expected to be in-kind for the foreseeable future. If redeeming shareholders from a Fixed Income Fund choose to dispose of assets received in-kind immediately, those dispositions will occur in the current extraordinary market conditions. To the extent that the Fixed Income Funds honor redemptions in cash, redeeming shareholders will bear the redemption fees described in more detail below. The Manager may impose a new purchase premium and/or redemption fee for any Fund at any time. The Manager also may modify or eliminate an existing purchase premium or redemption fee for any Fund at any time.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	56.2%
Debt Obligations	32.0
Cash and Cash Equivalents	30.7
Short-Term Investments	10.6
Options Purchased	0.3
Forward Currency Contracts	0.2
Loan Participations	0.1
Loan Assignments	0.0
Preferred Stocks	0.0
Rights and Warrants	0.0
Promissory Notes	0.0
Written Options	(0.1)
Reverse Repurchase Agreements	(0.2)
Futures	(14.0)
Swaps	(17.5)
Other	1.7
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2008 (Unaudited)

Country / Region Summary**	% of Investments
United States	111.7%
Brazil	0.3
Mexico	0.3
Russia	0.3
Turkey	0.3
Argentina	0.2
Canada	0.2
Colombia	0.2
Philippines	0.2
Switzerland	0.2
Ukraine	0.2
Uruguay	0.2
Venezuela	0.2
Hong Kong	(0.3)
Sweden	(0.5)
Australia	(1.1)
Japan	(3.4)
United Kingdom	(3.9)
Euro Region***	(5.3)
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds except for GMO Alpha Only Fund. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Portugal and Spain.

2

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
57,127,568	GMO Alpha Only Fund, Class IV	571,846,957
751,593	GMO Alternative Asset Opportunity Fund	22,983,724
3,367,241	GMO Emerging Country Debt Fund, Class IV	32,123,480
3,770,638	GMO Special Situations Fund, Class VI	81,898,266
20,414,349	GMO Strategic Fixed Income Fund, Class VI	463,814,020
235	GMO U.S. Core Equity Fund, Class VI	2,772
19,726,164	GMO U.S. Quality Equity Fund, Class VI	398,073,988
	TOTAL MUTUAL FUNDS (COST $1,637,684,423)	1,570,743,207
	SHORT-TERM INVESTMENTS — 0.0%
42,007	State Street Eurodollar Time Deposit, 1.00%, due 09/02/08	42,007
	TOTAL SHORT-TERM INVESTMENTS (COST $42,007)	42,007
	TOTAL INVESTMENTS — 100.0% (Cost $1,637,726,430)	1,570,785,214
	Other Assets and Liabilities (net) — (0.0%)	(47,986)
	TOTAL NET ASSETS — 100.0%	$1,570,737,228

Notes to Schedule of Investments:

As of August 31, 2008, 13.96% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

3

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $42,007) (Note 2)	$42,007
Investments in affiliated issuers, at value (cost $1,637,684,423) (Notes 2 and 8)	1,570,743,207
Receivable for investments sold	8,200,000
Receivable for expenses reimbursed by Manager (Note 3)	11,036
Total assets	1,578,996,250
Liabilities:
Payable for Fund shares repurchased	8,200,000
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	3,228
Accrued expenses	55,794
Total liabilities	8,259,022
Net assets	$1,570,737,228
Net assets consist of:
Paid-in capital	$1,625,456,398
Distributions in excess of net investment income	(6,420,985)
Accumulated net realized gain	18,643,031
Net unrealized depreciation	(66,941,216)
$1,570,737,228
Net assets attributable to:
Class III shares	$1,570,737,228
Shares outstanding:
Class III	65,304,233
Net asset value per share:
Class III	$24.05

See accompanying notes to the financial statements.

4

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$7,834,874
Interest	163
Total investment income	7,835,037
Expenses:
Custodian, fund accounting agent and transfer agent fees	24,472
Audit and tax fees	15,272
Legal fees	18,124
Chief Compliance Officer (Note 3)	4,416
Trustees fees and related expenses (Note 3)	8,657
Registration fees	736
Miscellaneous	5,428
Total expenses	77,105
Fees and expenses reimbursed by Manager (Note 3)	(64,032)
Expense reductions (Note 2)	(64)
Net expenses	13,009
Net investment income (loss)	7,822,028
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(55,363,761)
Realized gains distributions from affiliated issuers (Note 8)	69,832,323
Net realized gain (loss)	14,468,562
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(62,227,049)
Net realized and unrealized gain (loss)	(47,758,487)
Net increase (decrease) in net assets resulting from operations	$(39,936,459)

See accompanying notes to the financial statements.

5

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$7,822,028	$62,933,065
Net realized gain (loss)	14,468,562	145,547,623
Change in net unrealized appreciation (depreciation)	(62,227,049)	(101,039,835)
Net increase (decrease) in net assets from operations	(39,936,459)	107,440,853
Distributions to shareholders from:
Net investment income
Class III	(19,927,246)	(64,024,461)
Net realized gains
Class III	(19,690,626)	(155,574,713)
	(39,617,872)	(219,599,174)
Net share transactions (Note 7):
Class III	40,179,191	425,678,284
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	46,136	149,820
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	40,225,327	425,828,104
Total increase (decrease) in net assets	(39,329,004)	313,669,783
Net assets:
Beginning of period	1,610,066,232	1,296,396,449
End of period (including distributions in excess of net investment income of $6,420,985 and accumulated undistributed net investment income of $5,684,233, respectively)	$1,570,737,228	$1,610,066,232

See accompanying notes to the financial statements.

6

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004(a)
Net asset value, beginning of period	$25.30		$26.92		$27.76	$26.50	$24.28	$20.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.12	†	1.19	†	0.80 †	1.26 †	0.98 †	0.61
Net realized and unrealized gain (loss)	(0.75)		1.18		1.63	2.93	3.00	4.53
Total from investment operations	(0.63)		2.37		2.43	4.19	3.98	5.14
Less distributions to shareholders:
From net investment income	(0.31)		(1.12)		(1.16)	(1.51)	(0.99)	(0.75)
From net realized gains	(0.31)		(2.87)		(2.11)	(1.42)	(0.77)	(0.11)
Total distributions	(0.62)		(3.99)		(3.27)	(2.93)	(1.76)	(0.86)
Net asset value, end of period	$24.05		$25.30		$26.92	$27.76	$26.50	$24.28
Total Return(c)	(2.48	)%**	8.60%		9.31%	16.50%	16.74%	25.92	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,570,737		$1,610,066		$1,296,396	$1,207,625	$1,068,099	$287,490
Net expenses to average daily net assets(d)(e)	0.00	%(f)*	0.00	%(f)	0.00%	0.00%	0.00%	0.00	%*
Net investment income to average daily net assets(b)	0.97	%*	4.30%		2.94%	4.64%	3.92%	5.05	%*
Portfolio turnover rate	17	%**	57%		45%	47%	50%	24	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.01	%*	0.01%		0.01%	0.01%	0.02%	0.07	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(g)	$0.00	(g)	$0.00 (g)	$0.00 (g)	$0.07	$0.13

(a)  Period from July 23, 2003 (commencement of operations) through February 29, 2004.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(e)  Net expenses to average daily net assets were less than 0.01%.

(f)  The net expense ratio does not include the effect of expense reductions.

(g)  Purchase premiums and redemptions fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

7

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Benchmark-Free Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks a positive total return. The Fund does not seek to control risk relative to a particular securities market index or benchmark. In addition, the Fund does not seek to outperform a particular securities market index or blend of market indices (i.e., the Fund seeks positive return, not "relative" return). The Fund is a fund of funds and invests in shares of other GMO Funds ("underlying funds"), which may include the GMO International Equity Funds (including one or more of the GMO Emerging Markets Funds), the GMO U.S. Equity Funds, the GMO Fixed Income Funds, GMO Alpha Only Fund, GMO Alternative Asset Opportunity Fund, GMO Flexible Equities Fund, and GMO Special Situations Fund. The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially invested in underlying funds that primarily invest in a single asset class (e.g., Fixed Income Funds). In addition, the Fund is not restricted in its exposure to any particular market. While the Fund generally will have exposure to both emerging countries and developed countries, including the U.S., at times, it may have substantial exposure to a particular country or type of country (e.g., emerging countries).

The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect). Shares of GMO Special Situations Fund are not publicly available for direct purchase.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

8

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities using fair value prices supplied by a third party vendor based on models to the extent that these fair value prices are available.

Typically the Fund and the underlying funds value debt instruments based on prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates primary pricing sources on an ongoing basis and may change a pricing source should the Manager deem it appropriate. If it deems it appropriate, the Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source. The prices provided by primary pricing sources may differ from the value that would be realized if the securities were sold, and the differences could be material.

Certain securities held by the Fund and the underlying funds are valued on the basis of prices provided by a single source. The prices provided may differ from the value that would be realized if the securities were sold, and the differences could be material. As of August 31, 2008, the total value of these securities represented 10.32% of net assets.

The Fund indirectly (through underlying funds) invests in securities with contractual cash flows, such as asset-backed securities, collateralized mortgage obligations and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate values, delinquencies and/or defaults, and may be adversely affected by changes in interest rates and shifts in the market's perception of the securities' market values.

9

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$1,465,903,224	$—
Level 2 - Other Significant Observable Inputs	104,881,990	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$1,570,785,214	$—
Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

The Fund held no investments or other financial instruments at either February 29, 2008 or August 31, 2008, whose fair value was determined using Level 3 inputs.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an

10

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,647,866,872	$10,190,522	$(87,272,180)	$(77,081,658)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

11

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund also incurs certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Purchase and redemption of Fund shares

As of August 31, 2008, the premium on cash purchases of Fund shares was 0.13% of the amount invested. In the case of cash redemptions, the fee is currently 0.12% of the amount redeemed. The Fund's purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemptions fees, if any, of the underlying funds in which the Fund was invested as of June 30, 2008. The level of purchase premium and redemption fee for the Fund may be adjusted to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the Manager may waive the purchase premium or redemption fee in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. The Manager will waive the purchase premium relating to the in-kind portion of a

12

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

purchase transaction except for estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may charge a redemption fee based on estimated or known transaction costs. The Fund charges no premium for reinvested distributions.

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risks associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not directly charge the Fund an advisory fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 (excluding "Excluded Expenses", as defined below). Excluded Expenses include fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the

13

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2008, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.426%	0.070%	0.008%	0.504%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $7,737 and $4,416, respectively. The compensation and expenses of the CCO are included in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2008 aggregated $352,930,200 and $274,672,676, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 22.74% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

14

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

As of August 31, 2008, 1.15% of the Fund's shares were held senior management of the Manager and GMO Trust officers, and 97.15% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,055,943	$26,210,183	9,819,038	$279,628,825
Shares issued to shareholders in reinvestment of distributions	1,582,022	37,889,444	7,959,463	209,394,517
Shares repurchased	(971,040)	(23,920,436)	(2,301,160)	(63,345,058)
Purchase premiums	—	4,463	—	7,597
Redemption fees	—	41,673	—	142,223
Net increase (decrease)	1,666,925	$40,225,327	15,477,341	$425,828,104

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2008 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Alpha Only Fund, Class IV	$407,035,363	$207,727,027	$2,139,095	$4,177,325	$40,261,738	$571,846,957
GMO Alternative Asset Opportunity Fund	24,885,255	—	—	—	—	22,983,724
GMO Emerging Country Debt Fund, Class IV	32,949,175	877,444	—	181,450	695,994	32,123,480
GMO Emerging Markets Fund, Class VI	285,823,205	26,667,056	262,258,886	—	26,667,056	—

15

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Special Situations Fund, Class VI	$80,727,015	$—	$300,000	$—	$—	$81,898,266
GMO Strategic Fixed Income Fund, Class VI	488,748,982	250,442	7,586,629	111,129	—	463,814,020
GMO U.S. Core Equity Fund, Class VI	2,807	23	—	23	—	2,772
GMO U.S. Quality Equity Fund, Class VI	289,904,690	117,408,208	2,388,066	3,364,947	2,207,535	398,073,988
Totals	$1,610,076,492	$352,930,200	$274,672,676	$7,834,874	$69,832,323	$1,570,743,207

9.  Subsequent event

Effective September 30, 2008, the premium on cash purchases and fee on cash redemptions were each changed to 0.01% of the amount invested or redeemed. Effective October 8, 2008, the fee on cash redemptions was changed to 0.30% of the amount redeemed. Effective October 21, 2008, the premium on cash purchases was changed to 0.10% of the amount invested and the fee on cash redemptions was changed to 0.72% of the amount redeemed.

16

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees considered that the Fund seeks a positive total return and does not seek to outperform a particular securities market index or blend of market indices. The Trustees also considered the Fund's investment performance as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including a one-year period and for the life of the Fund, and information prepared by the third-party data services, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees observed that the usefulness of the comparative data provided by the third-party data services was limited because the peer groups they used for the Fund included funds with investment programs that were substantially different from that of the Fund. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears advisory

17

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole; information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients with similar objectives.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

18

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

19

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.51%	$1,000.00	$975.20	$2.54
2) Hypothetical	0.51%	$1,000.00	$1,022.63	$2.60

*  Expenses are calculated using the Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

20

Subsequent Event (continued) -

As described more fully below, and in light of current extraordinary market conditions:

•  The Fixed Income Funds will honor nearly all redemptions in-kind during this period.

•  The Fixed Income Funds will, if deemed prudent by GMO, take temporary defensive measures (until GMO has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with a Fund's normal investment strategies) and may not achieve their respective investment objectives during this period.

* * * * * * *

As described elsewhere in the Prospectus, each of the Fixed Income Funds makes extensive use of derivatives to achieve its exposures to the fixed income markets and to pursue strategies intended to obtain returns in excess of its performance benchmark. Each of those Funds also invests a substantial portion of its assets in the GMO Short-Duration Collateral Fund ("SDCF") and/or the GMO World Opportunity Overlay Fund ("WOOF"). The principal risks of pursuing the Fixed Income Funds' strategies in this manner, including the risks of using derivatives, are discussed in greater detail in the Prospectus under the heading "Description of Principal Risks."

Very recent changes in the credit markets have reduced the liquidity for all types of fixed income securities, including the asset-backed securities held by all of the Fixed Income Funds either directly or indirectly through SDCF and WOOF. Contemporaneously, each Fixed Income Fund has also had a greater need for cash to provide margin for large swings in the mark-to-market obligations arising under the derivatives used by the Funds. In order to deal equitably with the demands for liquidity, on October 23, 2008 and October 27, 2008, SDCF declared and paid to all shareholders (including the Fixed Income Funds) a dividend in an aggregate amount equal to substantially all of the cash on hand in SDCF. Substantially all subsequent cash flows into SDCF from portfolio investments (and proceeds of dispositions by SDCF) are likewise expected to be declared and paid as dividends as practicable. All redemptions from SDCF and WOOF by other Fixed Income Funds (and any other shareholders) will be honored in-kind until further notice, using for this purpose (and to the extent practicable) securities deemed by GMO to be representative of the portfolio of SDCF and/or WOOF.

Each of the Fixed Income Funds uses its cash balance to meet its derivative collateral obligations and for other purposes. There is no assurance that a Fund's cash balance will be sufficient to meet that Fund's collateral obligations and, if it is not, the Fund would be required to liquidate other positions. That may include redeeming shares of SDCF and/or WOOF, in which case, as noted above, the Fixed Income Fund would receive redemption proceeds in-kind from SDCF and/or WOOF and would then be required to dispose of those assets (mostly asset-backed securities) in the current adverse market conditions.

To manage each Fixed Income Fund's cash collateral needs in these extraordinary market conditions, GMO reserves the right to reduce or eliminate the Fund's derivative exposures, including those that are intended to cause a Fixed Income Fund to track its benchmark more closely. To the extent that a Fixed Income Fund reduces those exposures, it will tend to cause the performance of that Fund to track its benchmark less closely and make the Fund's performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.

To address in part the management issues described above, nearly all redemptions from the Fixed Income Funds are expected to be in-kind for the foreseeable future. If redeeming shareholders from a Fixed Income Fund choose to dispose of assets received in-kind immediately, those dispositions will occur in the current extraordinary market conditions. To the extent that the Fixed Income Funds honor redemptions in cash, redeeming shareholders will bear the redemption fees described in more detail below. The Manager may impose a new purchase premium and/or redemption fee for any Fund at any time. The Manager also may modify or eliminate an existing purchase premium or redemption fee for any Fund at any time.

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	61.2%
Debt Obligations	26.5
Cash and Cash Equivalents	17.1
Short-Term Investments	10.7
Preferred Stocks	0.8
Options Purchased	0.2
Forward Currency Contracts	0.1
Private Equity Securities	0.0
Loan Participations	0.0
Investment Funds	0.0
Loan Assignments	0.0
Rights and Warrants	0.0
Convertible Securities	0.0
Promissory Notes	0.0
Reverse Repurchase Agreements	(0.1)
Written Options	(0.1)
Futures	(7.9)
Swaps	(9.7)
Other	1.2
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2008 (Unaudited)

Country / Region Summary**	% of Investments
United States	74.2%
Euro Region***	6.5
Japan	4.4
United Kingdom	3.3
Switzerland	2.3
Brazil	1.3
Korea	1.2
Canada	0.9
Taiwan	0.7
Singapore	0.7
Russia	0.7
Turkey	0.5
Thailand	0.4
South Africa	0.4
China	0.4
Australia	0.4
Norway	0.3
Hong Kong	0.3
Denmark	0.3
Sweden	0.1
Poland	0.1
Philippines	0.1
Mexico	0.1
Malaysia	0.1
Israel	0.1
India	0.1
Hungary	0.1
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds except for GMO Alpha Only Fund. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Portugal and Spain.

2

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
64,626,953	GMO Alpha Only Fund, Class IV	646,915,795
4,139,018	GMO Core Plus Bond Fund, Class IV	36,878,654
36,563,558	GMO Domestic Bond Fund, Class VI	336,384,733
1,101,820	GMO Emerging Country Debt Fund, Class IV	10,511,359
11,534,436	GMO Emerging Markets Fund, Class VI	164,135,029
2,168,536	GMO International Bond Fund, Class III	18,020,535
10,021,423	GMO International Core Equity Fund, Class VI	336,719,824
5,853,228	GMO International Growth Equity Fund, Class IV	140,887,203
5,467,582	GMO International Intrinsic Value Fund, Class IV	139,532,693
360,006	GMO Short-Duration Investment Fund, Class III	3,013,254
8,704,655	GMO Special Situations Fund, Class VI	189,065,100
20,979,334	GMO Strategic Fixed Income Fund, Class VI	476,650,458
4,777,208	GMO U.S. Core Equity Fund, Class VI	56,227,741
31,621,144	GMO U.S. Quality Equity Fund, Class VI	638,114,682
	TOTAL MUTUAL FUNDS (COST $3,530,570,193)	3,193,057,060
	SHORT-TERM INVESTMENTS — 0.0%
22,292	State Street Eurodollar Time Deposit, 1.00%, due 09/02/08	22,292
	TOTAL SHORT-TERM INVESTMENTS (COST $22,292)	22,292
	TOTAL INVESTMENTS — 100.0% (Cost $3,530,592,485)	3,193,079,352
	Other Assets and Liabilities (net) — (0.0%)	(89,871)
	TOTAL NET ASSETS — 100.0%	$3,192,989,481

See accompanying notes to the financial statements.

3

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

Notes to Schedule of Investments:

As of August 31, 2008, 28.45% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair values prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

4

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $22,292) (Note 2)	$22,292
Investments in affiliated issuers, at value (cost $3,530,570,193) (Notes 2 and 8)	3,193,057,060
Receivable for investments sold	4,123,015
Receivable for Fund shares sold	987
Receivable for expenses reimbursed by Manager (Note 3)	14,632
Total assets	3,197,217,986
Liabilities:
Payable for Fund shares repurchased	4,124,000
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	7,100
Accrued expenses	97,405
Total liabilities	4,228,505
Net assets	$3,192,989,481
Net assets consist of:
Paid-in capital	$3,488,715,116
Accumulated undistributed net investment income	12,331,959
Accumulated net realized gain	29,455,539
Net unrealized depreciation	(337,513,133)
$3,192,989,481
Net assets attributable to:
Class III shares	$3,192,989,481
Shares outstanding:
Class III	304,841,991
Net asset value per share:
Class III	$10.47

See accompanying notes to the financial statements.

5

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$25,642,771
Interest	680
Total investment income	25,643,451
Expenses:
Custodian, fund accounting agent and transfer agent fees	24,288
Audit and tax fees	16,008
Legal fees	39,652
Chief Compliance Officer (Note 3)	9,660
Trustees fees and related expenses (Note 3)	19,025
Registration fees	1,840
Miscellaneous	11,684
Total expenses	122,157
Fees and expenses reimbursed by Manager (Note 3)	(93,472)
Expense reductions (Note 2)	(21,462)
Net expenses	7,223
Net investment income (loss)	25,636,228
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(87,634,871)
Realized gains distributions from affiliated issuers (Note 8)	122,577,351
Net realized gain (loss)	34,942,480
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(185,626,116)
Net realized and unrealized gain (loss)	(150,683,636)
Net increase (decrease) in net assets resulting from operations	$(125,047,408)

See accompanying notes to the financial statements.

6

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$25,636,228	$138,520,227
Net realized gain (loss)	34,942,480	256,198,017
Change in net unrealized appreciation (depreciation)	(185,626,116)	(284,868,880)
Net increase (decrease) in net assets from operations	(125,047,408)	109,849,364
Distributions to shareholders from:
Net investment income
Class III	(31,960,804)	(163,753,134)
Net realized gains
Class III	(107,528,647)	(185,650,495)
	(139,489,451)	(349,403,629)
Net share transactions (Note 7):
Class III	92,408,696	524,385,283
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	262,658	860,204
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	92,671,354	525,245,487
Total increase (decrease) in net assets	(171,865,505)	285,691,222
Net assets:
Beginning of period	3,364,854,986	3,079,163,764
End of period (including accumulated undistributed net investment income of $12,331,959 and $18,656,535, respectively)	$3,192,989,481	$3,364,854,986

See accompanying notes to the financial statements.

7

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004
Net asset value, beginning of period	$11.37		$12.01		$11.76	$11.33	$10.74	$8.13
Income (loss) from investment operations:
Net investment income (loss)(a)	0.09	†	0.48	†	0.39 †	0.36 †	0.27 †	0.18
Net realized and unrealized gain (loss)	(0.52)		0.05		0.66	0.86	0.90	2.68
Total from investment operations	(0.43)		0.53		1.05	1.22	1.17	2.86
Less distributions to shareholders:
From net investment income	(0.11)		(0.53)		(0.43)	(0.37)	(0.32)	(0.23)
From net realized gains	(0.36)		(0.64)		(0.37)	(0.42)	(0.26)	(0.02)
Total distributions	(0.47)		(1.17)		(0.80)	(0.79)	(0.58)	(0.25)
Net asset value, end of period	$10.47		$11.37		$12.01	$11.76	$11.33	$10.74
Total Return(b)(c)	(3.79	)%**	4.10%		9.22%	11.05%	11.07%	35.53%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$3,192,989		$3,364,855		$3,079,164	$1,812,191	$1,030,238	$453,807
Net expenses to average daily net assets(d)(e)	0.00	%(f)*	0.00	%(f)	0.00%	0.00%	0.00%	0.00%
Net investment income to average daily net assets(a)	1.54	%*	3.89%		3.28%	3.17%	2.53%	2.19%
Portfolio turnover rate	18	%**	76%		23%	16%	10%	59%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%		0.01%	0.01%	0.02%	0.03%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(g)	$0.00	(g)	$0.01	$0.01	$0.01	$0.01

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(c)  Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(e)  Net expenses to average daily net assets were less than 0.01%.

(f)  The net expense ratio does not include the effect of expense reductions.

(g)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

8

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Global Balanced Asset Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of the GMO Global Balanced Index. The GMO Global Balanced Index is a composite index computed by GMO consisting of: (i) the MSCI ACWI (All Country World Index) Index and (ii) the Lehman Brothers U.S. Aggregate Index in the following proportions: 65% (MSCI ACWI (All Country World Index) Index) and 35% (Lehman Brothers U.S. Aggregate Index). The Fund is a fund of funds and invests in shares of other GMO Funds, which may include the GMO International Equity Funds (including one or more of the GMO Emerging Markets Funds), GMO U.S. Equity Funds, GMO Fixed Income Funds, GMO Alpha Only Fund, GMO Alternative Asset Opportunity Fund, GMO Flexible Equities Fund, and GMO Special Situations Fund. The Fund typically exposes at least 25% of its assets to fixed income investments and at least 25% of its assets to equity investments.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). Shares of GMO Special Situations Fund are not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price

9

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities using fair value prices supplied by a third party vendor based on models to the extent that these fair value prices are available.

Typically the Fund and the underlying funds value debt instruments based on prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates primary pricing sources on an ongoing basis and may change a pricing source should the Manager deem it appropriate. If it deems it appropriate, the Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source. The prices provided by primary pricing sources may differ from the value that would be realized if the securities were sold, and the differences could be material.

Certain securities held by the Fund and the underlying funds are valued on the basis of prices provided by a single source. The prices provided may differ from the value that would be realized if the securities were sold, and the differences could be material. As of August 31, 2008, the total value of these securities represented 9.17% of net assets.

The Fund directly and indirectly (through underlying funds) invests in securities with contractual cash flows, such as asset-backed securities, collateralized mortgage obligations and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate values, delinquencies and/or defaults, and may be adversely affected by changes in interest rates and shifts in the market's perception of the securities' market values.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level

10

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$3,004,014,252	$—
Level 2 - Other Significant Observable Inputs	189,065,100	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$3,193,079,352	$—
Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

The Fund held no investments or other financial instruments at either February 29, 2008 or August 31, 2008, whose fair value was determined using Level 3 inputs.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for

11

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of February 29, 2008, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2010	$(1,276)
Total	$(1,276)

12

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,567,498,967	$16,850,553	$(391,270,168)	$(374,419,615)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund also incurs certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

13

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Purchases and redemptions of Fund shares

As of August 31, 2008, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.09% of the amount invested or redeemed. The redemption fee is only applicable to shares acquired on or after June 30, 2003. The Fund's purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying funds in which the Fund was invested as of June 30, 2008. The level of purchase premium and redemption fee for the Fund may be adjusted to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the Manager may waive the purchase premium or redemption fee in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except for estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may charge a redemption fee based on estimated or known transaction costs. The Fund charges no premium for reinvested distributions.

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risks associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

14

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

3.  Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not directly charge a management fee or shareholder service fee to the Fund, but it receives management and shareholder service fees from the underlying funds in which the Fund invests.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 (excluding "Excluded Expenses", as defined below). Excluded Expenses include fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2008, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.416%	0.068%	0.002%	0.486%

The Fund's portion of the fees paid by the Trust to Trust's independent Trustees and CCO during the period ended August 31, 2008 was $16,725 and $9,660, respectively. The compensation and expenses of the CCO are included in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2008 aggregated $705,553,515 and $603,976,779, respectively.

15

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

5.   Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 14.25% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Redemptions from (or investment into) the Fund by or on behalf of this large shareholder may have a material effect on the Fund.

As of August 31, 2008, 0.07% of the Fund's shares were held senior management of the Manager and GMO Trust officers, and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	12,184,192	$134,333,553	71,503,366	$884,679,303
Shares issued to shareholders in reinvestment of distributions	12,999,744	137,277,292	28,319,819	339,998,843
Shares repurchased	(16,230,001)	(179,202,149)	(60,342,225)	(700,292,863)
Purchase premiums	—	113,806	—	770,412
Redemption fees	—	148,852	—	89,792
Net increase (decrease)	8,953,935	$92,671,354	39,480,960	$525,245,487

16

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2008 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Alpha Only Fund, Class IV	$535,974,748	$174,004,783	$8,537,228	$5,528,877	$53,288,228	$646,915,795
GMO Core Plus Bond Fund, Class IV	49,187,750	1,622,218	11,598,063	1,622,218	—	36,878,654
GMO Domestic Bond Fund, Class VI	47,058,826	310,606,124	22,516,981	740,134	561,986	336,384,733
GMO Emerging Countries Fund, Class III	24,700,654	3,011,181	22,291,876	—	3,011,181	—
GMO Emerging Country Debt Fund, Class IV	10,781,541	287,115	—	59,374	227,741	10,511,359
GMO Emerging Markets Fund, Class VI	325,787,540	48,996,824	115,852,134	—	44,996,824	164,135,029
GMO International Bond Fund, Class III	19,794,069	1,445,618	682,000	1,445,618	—	18,020,535
GMO International Core Equity Fund, Class VI	353,485,226	27,328,965	8,250,777	4,753,341	2,825,624	336,719,824
GMO International Growth Equity Fund, Class IV	178,541,031	10,423,853	26,896,929	3,234,311	5,589,542	140,887,203
GMO International Intrinsic Value Fund, Class IV	177,101,792	12,836,303	26,692,834	2,513,015	8,723,288	139,532,693
GMO Short-Duration Investment Fund, Class III	3,034,068	7,940	—	7,940	—	3,013,254
GMO Special Situations Fund, Class VI	183,337,321	2,350,000	—	—	—	189,065,100
GMO Strategic Fixed Income Fund, Class VI	825,676,074	8,658,196	329,839,943	115,087	—	476,650,458
GMO U.S. Core Equity Fund, Class VI	83,499,236	1,784,237	28,174,197	599,717	—	56,227,741
GMO U.S. Quality Equity Fund, Class VI	546,781,435	102,190,158	2,643,817	5,023,139	3,352,937	638,114,682
Totals	$3,364,741,311	$705,553,515	$603,976,779	$25,642,771	$122,577,351	$3,193,057,060

17

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

9.  Subsequent event

Effective September 30, 2008, the premium on cash purchases and fee on cash redemptions were each changed to 0.04% of the amount invested or redeemed. Effective October 8, 2008, the premium on cash purchases was changed to 0.05% of the amount invested and the fee on cash redemptions was changed to 0.31% of the amount redeemed. Effective October 21, 2008, the premium on cash purchases was changed to 0.09% of the amount invested and the fee on cash redemptions was changed to 0.64% of the amount redeemed.

18

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees observed that the usefulness of the comparative data provided by the third-party data services was limited because the peer groups they used for the Fund included funds with investment programs that were substantially different from that of the Fund. As a result, the Trustees gave more weight to the Fund's performance relative to its benchmark than to some of the additional comparative data. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the

19

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole; information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients with similar objectives.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered

20

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

21

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.49%	$1,000.00	$962.10	$2.42
2) Hypothetical	0.49%	$1,000.00	$1,022.74	$2.50

*  Expenses are calculated using the Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

22

Subsequent Event (continued) -

As described more fully below, and in light of current extraordinary market conditions:

•  The Fixed Income Funds will honor nearly all redemptions in-kind during this period.

•  The Fixed Income Funds will, if deemed prudent by GMO, take temporary defensive measures (until GMO has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with a Fund's normal investment strategies) and may not achieve their respective investment objectives during this period.

* * * * * * *

As described elsewhere in the Prospectus, each of the Fixed Income Funds makes extensive use of derivatives to achieve its exposures to the fixed income markets and to pursue strategies intended to obtain returns in excess of its performance benchmark. Each of those Funds also invests a substantial portion of its assets in the GMO Short-Duration Collateral Fund ("SDCF") and/or the GMO World Opportunity Overlay Fund ("WOOF"). The principal risks of pursuing the Fixed Income Funds' strategies in this manner, including the risks of using derivatives, are discussed in greater detail in the Prospectus under the heading "Description of Principal Risks."

Very recent changes in the credit markets have reduced the liquidity for all types of fixed income securities, including the asset-backed securities held by all of the Fixed Income Funds either directly or indirectly through SDCF and WOOF. Contemporaneously, each Fixed Income Fund has also had a greater need for cash to provide margin for large swings in the mark-to-market obligations arising under the derivatives used by the Funds. In order to deal equitably with the demands for liquidity, on October 23, 2008 and October 27, 2008, SDCF declared and paid to all shareholders (including the Fixed Income Funds) a dividend in an aggregate amount equal to substantially all of the cash on hand in SDCF. Substantially all subsequent cash flows into SDCF from portfolio investments (and proceeds of dispositions by SDCF) are likewise expected to be declared and paid as dividends as practicable. All redemptions from SDCF and WOOF by other Fixed Income Funds (and any other shareholders) will be honored in-kind until further notice, using for this purpose (and to the extent practicable) securities deemed by GMO to be representative of the portfolio of SDCF and/or WOOF.

Each of the Fixed Income Funds uses its cash balance to meet its derivative collateral obligations and for other purposes. There is no assurance that a Fund's cash balance will be sufficient to meet that Fund's collateral obligations and, if it is not, the Fund would be required to liquidate other positions. That may include redeeming shares of SDCF and/or WOOF, in which case, as noted above, the Fixed Income Fund would receive redemption proceeds in-kind from SDCF and/or WOOF and would then be required to dispose of those assets (mostly asset-backed securities) in the current adverse market conditions.

To manage each Fixed Income Fund's cash collateral needs in these extraordinary market conditions, GMO reserves the right to reduce or eliminate the Fund's derivative exposures, including those that are intended to cause a Fixed Income Fund to track its benchmark more closely. To the extent that a Fixed Income Fund reduces those exposures, it will tend to cause the performance of that Fund to track its benchmark less closely and make the Fund's performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.

To address in part the management issues described above, nearly all redemptions from the Fixed Income Funds are expected to be in-kind for the foreseeable future. If redeeming shareholders from a Fixed Income Fund choose to dispose of assets received in-kind immediately, those dispositions will occur in the current extraordinary market conditions. To the extent that the Fixed Income Funds honor redemptions in cash, redeeming shareholders will bear the redemption fees described in more detail below. The Manager may impose a new purchase premium and/or redemption fee for any Fund at any time. The Manager also may modify or eliminate an existing purchase premium or redemption fee for any Fund at any time.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO International Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	91.6%
Short-Term Investments	4.5
Preferred Stocks	2.6
Forward Currency Contracts	0.2
Private Equity Securities	0.1
Investment Funds	0.1
Debt Obligations	0.0
Rights and Warrants	0.0
Convertible Securities	0.0
Futures	(0.2)
Other	1.1
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO International Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2008 (Unaudited)

Country / Region Summary**	% of Investments
Euro Region***	25.8%
Japan	18.8
United Kingdom	17.4
Switzerland	7.4
Canada	4.0
Brazil	3.5
Australia	3.2
Korea	3.1
Singapore	2.2
Hong Kong	2.0
Taiwan	2.0
Russia	1.7
Denmark	1.2
Turkey	1.2
China	1.1
Thailand	1.0
South Africa	0.9
Sweden	0.8
Hungary	0.5
Norway	0.5
Malaysia	0.4
India	0.3
Israel	0.2
Poland	0.2
Mexico	0.2
Philippines	0.2
Indonesia	0.1
Argentina	0.1
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Portugal and Spain.

2

GMO International Equity Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
8,857,587	GMO Emerging Markets Fund, Class VI	126,043,467
12,453,178	GMO International Growth Equity Fund, Class IV	299,747,983
11,710,401	GMO International Intrinsic Value Fund, Class IV	298,849,433
	TOTAL MUTUAL FUNDS (COST $830,982,830)	724,640,883
	SHORT-TERM INVESTMENTS — 0.0%
21,719	State Street Eurodollar Time Deposit, 1.00%, due 09/02/08	21,719
	TOTAL SHORT-TERM INVESTMENTS (COST $21,719)	21,719
	TOTAL INVESTMENTS — 100.0% (Cost $831,004,549)	724,662,602
	Other Assets and Liabilities (net) — (0.0%)	(34,661)
	TOTAL NET ASSETS — 100.0%	$724,627,941

Notes to Schedule of Investments:

As of August 31, 2008, 83.89% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

3

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $21,719) (Note 2)	$21,719
Investments in affiliated issuers, at value (cost $830,982,830) (Notes 2 and 8)	724,640,883
Receivable for Fund shares sold	314,900
Receivable for expenses reimbursed by Manager (Note 3)	9,548
Total assets	724,987,050
Liabilities:
Payable for investments purchased	314,900
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	1,641
Accrued expenses	42,568
Total liabilities	359,109
Net assets	$724,627,941
Net assets consist of:
Paid-in capital	$753,196,502
Accumulated undistributed net investment income	10,664,626
Accumulated net realized gain	67,108,760
Net unrealized depreciation	(106,341,947)
$724,627,941
Net assets attributable to:
Class III shares	$724,627,941
Shares outstanding:
Class III	56,272,248
Net asset value per share:
Class III	$12.88

See accompanying notes to the financial statements.

4

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$10,669,468
Interest	252
Total investment income	10,669,720
Expenses:
Custodian, fund accounting agent and transfer agent fees	23,460
Audit and tax fees	16,008
Legal fees	9,292
Trustees fees and related expenses (Note 3)	4,343
Registration fees	2,300
Miscellaneous	5,061
Total expenses	60,464
Fees and expenses reimbursed by Manager (Note 3)	(53,912)
Expense reductions (Note 2)	(1,458)
Net expenses	5,094
Net investment income (loss)	10,664,626
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	15,849,721
Realized gains distributions from affiliated issuers (Note 8)	51,269,324
Net realized gain (loss)	67,119,045
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(161,792,372)
Net realized and unrealized gain (loss)	(94,673,327)
Net increase (decrease) in net assets resulting from operations	$(84,008,701)

See accompanying notes to the financial statements.

5

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$10,664,626	$13,683,208
Net realized gain (loss)	67,119,045	164,601,980
Change in net unrealized appreciation (depreciation)	(161,792,372)	(115,404,606)
Net increase (decrease) in net assets from operations	(84,008,701)	62,880,582
Distributions to shareholders from:
Net investment income
Class III	—	(42,033,244)
Net realized gains
Class III	(97,263,754)	(90,134,712)
	(97,263,754)	(132,167,956)
Net share transactions (Note 7):
Class III	150,038,222	65,994,952
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	320,149	77,341
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	150,358,371	66,072,293
Total increase (decrease) in net assets	(30,914,084)	(3,215,081)
Net assets:
Beginning of period	755,542,025	758,757,106
End of period (including accumulated undistributed net investment income of $10,664,626 and $0, respectively)	$724,627,941	$755,542,025

See accompanying notes to the financial statements.

6

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008		2007	2006	2005	2004
Net asset value, beginning of period	$16.45		$17.96		$17.13	$15.19	$12.83	$8.23
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.21		0.31		0.33	0.18	0.29	0.25
Net realized and unrealized gain (loss)	(1.75)		1.32		2.85	2.90	2.65	4.60
Total from investment operations	(1.54)		1.63		3.18	3.08	2.94	4.85
Less distributions to shareholders:
From net investment income	—		(1.00)		(0.83)	(0.47)	(0.42)	(0.25)
From net realized gains	(2.03)		(2.14)		(1.52)	(0.67)	(0.16)	—
Total distributions	(2.03)		(3.14)		(2.35)	(1.14)	(0.58)	(0.25)
Net asset value, end of period	$12.88		$16.45		$17.96	$17.13	$15.19	$12.83
Total Return(b)(c)	(9.98	)%**	7.81%		19.33%	21.15%	23.25%	60.41%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$724,628		$755,542		$758,757	$659,520	$489,026	$256,277
Net expenses to average daily net assets(d)(e)	0.00	%(f)*	0.00	%(f)	0.00%	0.00%	0.00%	0.00%
Net investment income to average daily net assets(a)	2.68	%*	1.66%		1.87%	1.15%	2.18%	2.35%
Portfolio turnover rate	16	%**	9%		4%	7%	15%	43%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%		0.01%	0.02%	0.03%	0.05%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.00	(g)	$0.00 (g)	$0.00 (g)	$0.01	$0.02

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(e)  Net expenses to average daily net assets were less than 0.01%.

(f)  The net expense ratio does not include the effect of expense reductions.

(g)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

7

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO International Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of the MSCI ACWI (All Country World Index) ex-U.S. Index. The Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds (which may include one or more of the GMO Emerging Markets Funds). The Fund may also invest in shares of other GMO Funds, including the GMO Fixed Income Funds, GMO Alpha Only Fund, GMO Flexible Equities Fund, and GMO Alternative Asset Opportunity Fund.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Securities for which quotations are not

8

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities using fair value prices supplied by a third party vendor based on models to the extent that these fair value prices are available.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$724,662,602	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$724,662,602	$—

9

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

The Fund held no investments or other financial instruments at either February 29, 2008 or August 31, 2008, whose fair value was determined using Level 3 inputs.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and

10

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$831,089,703	$—	$(106,427,101)	$(106,427,101)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund also incurs certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

11

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

As of August 31, 2008, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.17% of the amount invested or redeemed. The redemption fee is only applicable to shares acquired on or after June 30, 2003. The Fund's purchase premium or redemption fee are approximately equal to the weighted average of the purchase premiums and redemptions fees, if any, of the underlying funds in which the Fund was invested as of June 30, 2008. The level of purchase premium and redemption fee for the Fund may be adjusted to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the Manager may waive the purchase premium or redemption fee in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except for estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may charge a redemption fee based on estimated or known transaction costs. The Fund charges no premium for reinvested distributions.

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risks associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

12

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among the designated underlying funds. The Manager does not directly charge a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 (excluding "Excluded Expenses", as defined below). Excluded Expenses include fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2008, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.617%	0.085%	0.702%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $3,883 and $2,208, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

13

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2008 aggregated $237,418,092 and $122,392,589, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 24.47% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008, 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	8,794,695	$138,387,813	25,844	$478,479
Shares issued to shareholders in reinvestment of distributions	6,891,903	93,523,131	6,819,633	126,019,627
Shares repurchased	(5,351,040)	(81,872,722)	(3,144,468)	(60,503,154)
Purchase premiums	—	223,845	—	742
Redemption fees	—	96,304	—	76,599
Net increase (decrease)	10,335,558	$150,358,371	3,701,009	$66,072,293

14

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2008 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Countries Fund, Class III	$24,331,147	$2,177,207	$22,240,591	$—	$2,177,207	$—
GMO Emerging Markets Fund, Class VI	165,596,573	45,799,351	33,830,911	—	22,440,568	126,043,467
GMO International Growth Equity Fund, Class IV	283,913,374	91,032,024	32,976,034	5,957,847	10,296,359	299,747,983
GMO International Intrinsic Value Fund, Class IV	281,716,937	98,409,510	33,345,053	4,711,621	16,355,190	298,849,433
Totals	$755,558,031	$237,418,092	$122,392,589	$10,669,468	$51,269,324	$724,640,883

9.  Subsequent event

Effective September 30, 2008, the premium on cash purchases and fee on cash redemptions were each changed to 0.14% of the amount invested or redeemed. Effective October 21, 2008, the premium on cash purchases and fee on cash redemptions were each changed to 0.18% of the amount invested or redeemed.

15

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears

16

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole; information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients with similar objectives.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

17

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

18

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.70%	$1,000.00	$900.20	$3.35
2) Hypothetical	0.70%	$1,000.00	$1,021.68	$3.57

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

19

GMO Real Estate Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Real Estate Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary	% of Total Net Assets
Real Estate Investments	96.5%
Short-Term Investments	3.6
Other	(0.1)
100.0%
Industry Sector Summary	% of REIT Investments
Shopping Centers	14.1%
Apartments	13.5
Health Care	11.7
Regional Malls	9.7
Industrial	8.8
Diversified	8.8
Office Suburban	8.4
Office Central Business District	8.2
Storage	6.9
Hotels	5.0
Triple Net	3.4
Manufactured Housing	1.0
Outlets	0.5
100.0%

1

GMO Real Estate Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	REAL ESTATE INVESTMENTS — 96.5%
	REAL ESTATE INVESTMENT TRUSTS — 96.5%
	Apartments — 13.0%
5,500	American Campus Communities, Inc.	166,760
2,774	Apartment Investment & Management Co.-Class A	98,308
5,300	Avalonbay Communities, Inc.	530,000
2,700	BRE Properties, Inc.-Class A	130,221
3,900	Camden Property Trust	190,359
4,500	Education Realty Trust, Inc.	49,320
16,500	Equity Residential Properties Trust	696,300
1,720	Essex Property Trust, Inc.	201,842
3,400	Home Properties of NY, Inc.	179,350
3,800	Investors Real Estate Trust	39,254
2,300	Mid-America Apartment Communities, Inc.	115,368
5,300	Post Properties, Inc.	166,685
5,300	UDR, Inc.	131,334
	Total Apartments	2,695,101
	Diversified — 8.4%
400	Alexander's, Inc. *	153,640
2,700	Colonial Properties Trust	51,057
1,300	DuPont Fabros Technology, Inc.	22,828
10,100	Franklin Street Properties Corp.	128,573
2,525	Gramercy Capital Corp.	16,892
1,000	Pennsylvania Real Estate Investment Trust	19,850
12,500	Vornado Realty Trust	1,243,250
3,000	Washington Real Estate Investment Trust	106,050
	Total Diversified	1,742,140
	Health Care — 11.3%
16,500	HCP, Inc.	597,630
7,900	Health Care, Inc.	409,773
1,200	LTC Properties, Inc.	32,244
5,000	Medical Properties Trust, Inc.	55,200

See accompanying notes to the financial statements.

2

GMO Real Estate Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Health Care — continued
2,200	National Health Investors, Inc.	71,940
8,100	Nationwide Health Properties	278,802
5,900	Omega Healthcare Investors, Inc.	105,256
9,500	Senior Housing Properties Trust	205,960
800	Universal Health Realty Income Trust	29,352
11,900	Ventas, Inc.	540,498
	Total Health Care	2,326,655
	Hotels — 4.9%
4,900	DiamondRock Hospitality Co.	45,129
8,500	Hospitality Properties Trust	192,780
49,400	Host Hotels & Resorts, Inc.	706,420
1,100	Lasalle Hotel Properties	28,677
2,300	Sunstone Hotel Investors, Inc.	32,614
	Total Hotels	1,005,620
	Industrial — 8.5%
9,600	AMB Property Corp.	435,744
2,500	DCT Industrial Trust, Inc.	18,650
3,800	Digital Realty Trust, Inc.	174,306
1,100	Eastgroup Properties, Inc.	48,906
25,138	ProLogis	1,082,442
	Total Industrial	1,760,048
	Manufactured Housing — 1.0%
2,900	Equity Lifestyle Properties, Inc.	144,072
2,900	Sun Communities, Inc.	55,999
	Total Manufactured Housing	200,071
	Office Central Business District — 7.9%
7,900	BioMed Realty Trust, Inc.	211,562
10,800	Boston Properties, Inc.	1,106,676
5,000	Douglas Emmett, Inc.	118,350

See accompanying notes to the financial statements.

3

GMO Real Estate Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Office Central Business District — continued
700	Maguire Properties, Inc.	7,924
2,223	SL Green Realty Corp.	191,178
	Total Office Central Business District	1,635,690
	Office Suburban — 8.1%
3,200	Alexandria Real Estate Equity, Inc.	344,672
1,389	Brandywine Realty Trust	24,169
800	Corporate Office Properties Trust	31,280
10,900	Duke Realty Investments	272,827
3,000	Highwoods Properties, Inc.	108,810
23,700	HRPT Properties Trust	179,646
2,000	Kilroy Realty Corp.	100,100
9,200	Liberty Property Trust	347,392
6,100	Mack-Cali Realty Corp.	246,562
400	PS Business Parks, Inc.	21,532
	Total Office Suburban	1,676,990
	Outlets — 0.5%
2,500	Tanger Factory Outlet Centers, Inc.	100,300
	Regional Malls — 9.3%
6,200	CBL & Associates Properties, Inc.	134,478
4,900	General Growth Properties	127,057
2,000	Macerich Co.	123,860
14,600	Simon Property Group, Inc.	1,385,248
3,100	Taubman Centers, Inc.	150,474
	Total Regional Malls	1,921,117
	Shopping Centers — 13.6%
2,200	Acadia Realty Trust	52,250
2,900	Cedar Shopping Centers, Inc.	37,990
10,800	Developers Diversified Realty Corp.	361,908
6,600	Equity One, Inc.	138,534
5,300	Federal Realty Investment Trust	402,164

See accompanying notes to the financial statements.

4

GMO Real Estate Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Shopping Centers — continued
5,700	Inland Real Estate Corp.	85,728
24,158	Kimco Realty Corp.	897,228
2,000	Kite Realty Group Trust	24,380
6,500	Regency Centers Corp.	402,805
1,800	Saul Centers, Inc.	82,296
3,200	Urstadt Biddle Properties, Inc.	54,496
8,300	Weingarten Realty Investors	274,315
	Total Shopping Centers	2,814,094
	Storage — 6.7%
4,100	Extra Space Storage, Inc.	64,575
14,114	Public Storage, Inc.	1,246,549
1,700	Sovran Self Storage	65,450
	Total Storage	1,376,574
	Triple Net — 3.3%
2,400	Entertainment Properties Trust	130,248
3,000	Getty Realty Corp.	62,790
5,500	Lexington Corporate Properties Trust	82,005
7,200	National Retail Properties, Inc.	163,368
9,500	Realty Income Corp.	243,960
	Total Triple Net	682,371
	TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $22,089,128)	19,936,771
	TOTAL REAL ESTATE INVESTMENTS (COST $22,089,128)	19,936,771

See accompanying notes to the financial statements.

5

GMO Real Estate Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 3.6%
	Money Market Funds — 1.7%
345,564	State Street Institutional Treasury Money Market Fund-Institutional Class	345,564
	Other Short-Term Investments — 1.9%
400,000	U.S. Treasury Bill, 1.70%, due 01/22/09 (a)	397,342
	TOTAL SHORT-TERM INVESTMENTS (COST $742,704)	742,906
	TOTAL INVESTMENTS — 100.1% (Cost $22,831,832)	20,679,677
	Other Assets and Liabilities (net) — (0.1%)	(28,961)
	TOTAL NET ASSETS — 100.0%	$20,650,716

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  Rate shown represents yield-to-maturity.

See accompanying notes to the financial statements.

6

GMO Real Estate Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments, at value (cost $22,831,832) (Note 2)	$20,679,677
Dividends and interest receivable	13,990
Receivable for expenses reimbursed by Manager (Note 3)	6,076
Total assets	20,699,743
Liabilities:
Payable for investments purchased	5,983
Payable to affiliate for (Note 3):
Management fee	5,765
Shareholder service fee	2,620
Trustees and Chief Compliance Officer of GMO Trust fees	59
Accrued expenses	34,600
Total liabilities	49,027
Net assets	$20,650,716
Net assets consist of:
Paid-in capital	$23,093,803
Accumulated undistributed net investment income	437,783
Distributions in excess of net realized gain	(728,715)
Net unrealized depreciation	(2,152,155)
$20,650,716
Net assets attributable to:
Class III shares	$20,650,716
Shares outstanding:
Class III	2,554,383
Net asset value per share:
Class III	$8.08

See accompanying notes to the financial statements.

7

GMO Real Estate Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends	$490,926
Interest	4,196
Total investment income	495,122
Expenses:
Management fee (Note 3)	34,871
Shareholder service fee – Class III (Note 3)	15,850
Custodian, fund accounting agent and transfer agent fees	5,612
Audit and tax fees	27,509
Legal fees	184
Trustees fees and related expenses (Note 3)	117
Registration fees	1,012
Miscellaneous	184
Total expenses	85,339
Fees and expenses reimbursed by Manager (Note 3)	(34,500)
Expense reductions (Note 2)	(6)
Net expenses	50,833
Net investment income (loss)	444,289
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(477,239)
Change in net unrealized appreciation (depreciation) on investments	1,329,043
Net realized and unrealized gain (loss)	851,804
Net increase (decrease) in net assets resulting from operations	$1,296,093

See accompanying notes to the financial statements.

8

GMO Real Estate Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$444,289	$1,085,345
Net realized gain (loss)	(477,239)	2,263,639
Change in net unrealized appreciation (depreciation)	1,329,043	(11,549,632)
Net increase (decrease) in net assets from operations	1,296,093	(8,200,648)
Distributions to shareholders from:
Net investment income
Class III	(325,570)	(360,012)
Net realized gains
Class III	(320,811)	(5,263,497)
	(646,381)	(5,623,509)
Net share transactions (Note 7):
Class III	535,719	(4,360,814)
Total increase (decrease) in net assets	1,185,431	(18,184,971)
Net assets:
Beginning of period	19,465,285	37,650,256
End of period (including accumulated undistributed net investment income of $437,783 and $319,064, respectively)	$20,650,716	$19,465,285

See accompanying notes to the financial statements.

9

GMO Real Estate Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008	2007	2006	2005	2004
Net asset value, beginning of period	$7.85		$12.87	$12.27	$14.54	$14.65	$10.49
Income (loss) from investment operations:
Net investment income (loss)†	0.18		0.40	0.38	0.61	0.59	0.58
Net realized and unrealized gain (loss)	0.31		(3.29)	2.72	3.24	1.55	4.01
Total from investment operations	0.49		(2.89)	3.10	3.85	2.14	4.59
Less distributions to shareholders:
From net investment income	(0.13)		(0.14)	(0.31)	(0.40)	(0.87)	(0.43)
From net realized gains	(0.13)		(1.99)	(2.19)	(5.72)	(1.38)	—
Total distributions	(0.26)		(2.13)	(2.50)	(6.12)	(2.25)	(0.43)
Net asset value, end of period	$8.08		$7.85	$12.87	$12.27	$14.54	$14.65
Total Return(a)	6.65	%**	(24.04)%	29.76%	28.89%	16.01%	44.56%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$20,651		$19,465	$37,650	$41,391	$235,837	$191,458
Net expenses to average daily net assets	0.48	%(b)*	0.48%	0.48%	0.48%	0.48%	0.52%
Net investment income to average daily net assets	4.20	%*	3.78%	3.24%	3.91%	4.13%	4.61%
Portfolio turnover rate	12	%**	49%	43%	52%	134%	56%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.33	%*	0.22%	0.28%	0.25%	0.25%	0.24%

(a)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

10

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO Real Estate Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming the MSCI U.S. REIT Index. The Fund typically makes equity investments in U.S. companies that issue stocks included in the MSCI U.S. REIT Index, and in companies with similar characteristics.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it

11

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$20,334,113	$—
Level 2 - Other Significant Observable Inputs	345,564	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$20,679,677	$—
Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

The Fund held no investments or other financial instruments at either February 29, 2008 or August 31, 2008, whose fair value was determined using Level 3 inputs.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and

12

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. The Fund had no futures contracts outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2008, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after

13

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of February 29, 2008, the Fund elected to defer to March 1, 2008 post-October capital losses of $98,433.

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$22,992,923	$847,378	$(3,160,624)	$(2,313,246)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

14

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions paid by real estate investment trusts ("REITs") in excess of their income are recorded as reductions of the cost of the related investments which increases/decreases the realized gains/losses as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Investment risks

There are certain additional risks involved in investing in REITs rather than a more diversified portfolio of investments. Since the Fund's investments are concentrated in real-estate related securities, the value of its shares can be expected to change in light of factors affecting the real estate industry, including local or regional economic conditions, changes in zoning laws, changes in real estate value and property taxes, and changes in interest rates. The value of the Fund's shares may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The

15

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.33% of the Fund's average daily net assets. Excluded Expenses include shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $117 and $0, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2008 aggregated $2,672,904 and $2,301,340, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there

16

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 86.30% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund by or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008, 0.50% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and 72.24% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	26,350	$200,000	12,826	$100,698
Shares issued to shareholders in reinvestment of distributions	51,098	364,841	514,775	4,830,216
Shares repurchased	(3,461)	(29,122)	(973,250)	(9,291,728)
Net increase (decrease)	73,987	$535,719	(445,649)	$(4,360,814)

17

GMO Real Estate Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout

18

GMO Real Estate Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

19

GMO Real Estate Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.48%	$1,000.00	$1,066.50	$2.50
2) Hypothetical	0.48%	$1,000.00	$1,022.79	$2.45

*  Expenses are calculated using the Class's annualized expense ratio for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

20

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2008

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2008 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.4%
Short-Term Investments	3.4
Futures	0.1
Rights and Warrants	0.0
Other	0.1
100.0%
Industry Sector Summary	% of Equity Investments
Energy	25.5%
Health Care	19.3
Financials	15.5
Consumer Staples	13.4
Information Technology	9.4
Consumer Discretionary	8.1
Industrials	7.1
Materials	0.9
Telecommunication Services	0.7
Utilities	0.1
100.0%

1

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.4%
	Consumer Discretionary — 7.8%
500	Abercrombie & Fitch Co.-Class A	26,225
300	Advance Auto Parts, Inc.	12,912
500	American Eagle Outfitters, Inc.	7,525
300	Apollo Group, Inc.-Class A *	19,104
2,400	AutoNation, Inc. *	27,240
200	AutoZone, Inc. *	27,446
1,500	Bed Bath & Beyond, Inc. *	45,990
300	Best Buy Co., Inc.	13,431
200	Black & Decker Corp.	12,650
400	BorgWarner, Inc.	16,540
700	Brunswick Corp.	9,653
1,000	Career Education Corp. *	18,750
900	Centex Corp.	14,598
900	Coach, Inc. *	26,091
1,700	D.R. Horton, Inc.	21,182
500	Discovery Holding Co.-Class A *	10,115
800	Dollar Tree, Inc. *	30,688
900	Family Dollar Stores, Inc.	22,428
3,000	Gannett Co., Inc.	53,370
2,200	Gap (The), Inc.	42,790
2,300	General Motors Corp.	23,000
600	Harley-Davidson, Inc.	23,868
21,900	Home Depot, Inc.	593,928
300	ITT Educational Services, Inc. *	26,673
1,100	Johnson Controls, Inc.	34,012
600	KB Home	12,480
1,400	Kohl's Corp. *	68,838
1,300	Lennar Corp.-Class A	17,095
1,100	Liz Claiborne, Inc.	17,831
11,200	Lowe's Cos., Inc.	275,968
700	McDonald's Corp.	43,435
431	MDC Holdings, Inc.	17,865

See accompanying notes to the financial statements.

2

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Consumer Discretionary — continued
200	Mohawk Industries, Inc. *	13,810
400	Nike, Inc.-Class B	24,244
800	Office Depot, Inc. *	5,632
1,000	O'Reilly Automotive, Inc.*	29,120
800	Penske Auto Group, Inc.	10,600
700	Pulte Homes, Inc.	10,157
4,300	Staples, Inc.	104,060
2,900	Target Corp.	153,758
900	Toll Brothers, Inc. *	22,392
	Total Consumer Discretionary	1,987,494
	Consumer Staples — 12.9%
400	Alberto-Culver Co.	10,464
9,600	Altria Group, Inc.	201,888
1,900	Archer-Daniels-Midland Co.	48,374
300	Avon Products, Inc.	12,849
300	BJ's Wholesale Club, Inc. *	11,409
9,700	Coca-Cola Co. (The)	505,079
1,500	Coca-Cola Enterprises, Inc.	25,605
900	Colgate-Palmolive Co.	68,427
1,200	Costco Wholesale Corp.	80,472
1,200	CVS Caremark Corp.	43,920
300	Energizer Holdings, Inc. *	25,482
300	Estee Lauder Cos. (The), Inc.-Class A	14,931
500	General Mills, Inc.	33,090
200	HJ Heinz Co.	10,064
200	Kellogg Co.	10,888
800	Kimberly-Clark Corp.	49,344
1,107	Kraft Foods, Inc.	34,882
300	Pepsi Bottling Group (The), Inc.	8,874
600	PepsiAmericas, Inc.	14,058
5,700	PepsiCo, Inc.	390,336
2,700	Philip Morris International, Inc.	144,990
6,900	Procter & Gamble Co. (The)	481,413

See accompanying notes to the financial statements.

3

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Consumer Staples — continued
875	Supervalu, Inc.	20,291
824	Tyson Foods, Inc.-Class A	11,964
200	UST, Inc.	10,718
4,800	Walgreen Co.	174,864
14,200	Wal-Mart Stores, Inc.	838,794
200	WM Wrigley Jr. Co.	15,896
	Total Consumer Staples	3,299,366
	Energy — 24.6%
1,900	Anadarko Petroleum Corp.	117,287
2,410	Apache Corp.	275,656
100	Baker Hughes, Inc.	8,001
1,400	BJ Services Co.	37,590
1,600	Chesapeake Energy Corp.	77,440
16,300	Chevron Corp.	1,407,016
300	Cimarex Energy Co.	16,662
12,229	ConocoPhillips	1,009,015
1,700	Devon Energy Corp.	173,485
200	Encore Acquisition Co. *	10,312
730	EOG Resources, Inc.	76,227
25,500	Exxon Mobil Corp.	2,040,255
300	Forest Oil Corp. *	17,076
300	Helix Energy Solutions Group, Inc. *	9,231
400	Helmerich & Payne, Inc.	22,848
1,000	Hess Corp.	104,710
700	Murphy Oil Corp.	54,971
900	Nabors Industries Ltd. *	32,067
200	Newfield Exploration Co. *	9,044
200	Noble Corp.	10,058
400	Noble Energy, Inc.	28,692
5,100	Occidental Petroleum Corp.	404,736
1,300	Patterson-UTI Energy, Inc.	36,946
200	Plains Exploration & Production Co. *	10,780
300	St. Mary Land & Exploration Co.	12,666

See accompanying notes to the financial statements.

4

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Energy — continued
500	Sunoco, Inc.	22,190
200	Transocean, Inc. *	25,440
300	Unit Corp. *	20,319
4,000	Valero Energy Corp.	139,040
200	W&T Offshore, Inc.	7,032
900	Weatherford International Ltd. *	34,722
100	Whiting Petroleum Corp. *	9,624
	Total Energy	6,261,138
	Financials — 15.0%
800	ACE Ltd.	42,088
1,200	Aflac, Inc.	68,040
7,500	Allstate Corp. (The)	338,475
400	American Financial Group, Inc.	11,412
13,700	American International Group, Inc.	294,413
1,500	Annaly Capital Management, Inc.	22,440
500	AON Corp.	23,745
200	Arch Capital Group Ltd. *	13,952
700	Associated Banc Corp.	12,250
400	Assurant, Inc.	23,372
300	Axis Capital Holdings Ltd.	10,029
16,267	Bank of America Corp.	506,554
2,800	BB&T Corp.	84,000
270	BlackRock, Inc.	58,658
200	Boston Properties, Inc. REIT	20,494
600	Capital One Financial Corp.	26,484
4,200	Chubb Corp.	201,642
25,500	Citigroup, Inc.	484,245
1,300	Comerica, Inc.	36,517
300	Endurance Specialty Holdings Ltd.	9,786
600	Equity Residential REIT	25,320
100	Essex Property Trust, Inc. REIT	11,735
300	Everest Re Group Ltd.	24,639
6,400	Fannie Mae	43,776

See accompanying notes to the financial statements.

5

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Financials — continued
1,000	Fifth Third Bancorp	15,780
800	First American Corp.	20,216
1,200	First Horizon National Corp.	13,476
600	Freddie Mac	2,706
100	Goldman Sachs Group, Inc.	16,397
1,500	Hartford Financial Services Group (The), Inc.	94,620
900	HCC Insurance Holdings, Inc.	22,662
300	HCP, Inc. REIT	10,866
300	Health Care REIT, Inc.	15,561
2,700	Hudson City Bancorp, Inc.	49,788
400	JPMorgan Chase & Co.	15,396
500	KeyCorp	6,005
700	Leucadia National Corp.	32,403
1,200	Marshall & Ilsley Corp.	18,480
1,600	MBIA, Inc.	25,952
500	MetLife, Inc.	27,100
900	MGIC Investment Corp.	7,569
800	Morgan Stanley	32,664
300	Nasdaq OMX Group (The), Inc. *	9,807
2,575	Old Republic International Corp.	28,145
200	PartnerRe Ltd.	13,782
1,600	Popular, Inc.	13,040
4,400	Progressive Corp. (The)	81,268
800	Protective Life Corp.	29,032
200	Public Storage	17,664
300	Reinsurance Group of America, Inc.	14,448
500	Safeco Corp.	33,800
600	SLM Corp. *	9,906
200	StanCorp Financial Group, Inc.	9,802
200	State Street Corp.	13,534
300	Suntrust Banks, Inc.	12,567
1,300	Synovus Financial Corp.	11,960
200	T. Rowe Price Group, Inc.	11,872
700	Torchmark Corp.	41,818

See accompanying notes to the financial statements.

6

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Financials — continued
7,000	Travelers Cos. (The), Inc.	309,120
600	UnionBanCal Corp.	44,208
800	Unum Group	20,328
4,300	US Bancorp	136,998
1,700	W.R. Berkley Corp.	40,052
2,100	Wachovia Corp.	33,369
4,500	Washington Mutual, Inc.	18,225
500	Wells Fargo & Co.	15,135
600	XL Capital Ltd.-Class A	12,060
400	Zions Bancorporation	10,736
	Total Financials	3,814,383
	Health Care — 18.6%
1,900	Abbott Laboratories	109,117
400	Aetna, Inc.	17,256
2,400	AmerisourceBergen Corp.	98,424
2,100	Amgen, Inc. *	131,985
300	Applied Biosystems, Inc.	10,947
1,900	Biogen Idec, Inc. *	96,767
100	Bristol-Myers Squibb Co.	2,134
2,400	Cardinal Health, Inc.	131,952
200	Charles River Laboratories International, Inc. *	13,122
2,100	Coventry Health Care, Inc. *	73,542
2,900	Eli Lilly & Co.	135,285
500	Endo Pharmaceuticals Holdings, Inc. *	11,360
1,100	Express Scripts, Inc. *	80,751
2,300	Forest Laboratories, Inc. *	82,087
600	Genzyme Corp. *	46,980
2,200	Gilead Sciences, Inc. *	115,896
500	Health Net, Inc. *	13,825
700	Invitrogen Corp. *	29,722
12,400	Johnson & Johnson	873,332
1,900	King Pharmaceuticals, Inc. *	21,736
400	Lincare Holdings, Inc. *	13,200

See accompanying notes to the financial statements.

7

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Health Care — continued
4,500	McKesson Corp.	260,010
600	Medco Health Solutions, Inc. *	28,110
1,900	Medtronic, Inc.	103,740
2,400	Merck & Co., Inc.	85,608
400	Patterson Cos., Inc. *	13,016
200	Pediatrix Medical Group, Inc. *	11,390
40,100	Pfizer, Inc.	766,311
600	Quest Diagnostics, Inc.	32,430
1,300	Stryker Corp.	87,347
21,167	UnitedHealth Group, Inc.	644,535
5,500	WellPoint, Inc. *	290,345
2,200	Wyeth	95,216
3,000	Zimmer Holdings, Inc. *	217,170
	Total Health Care	4,744,648
	Industrials — 6.8%
1,300	3M Co.	93,080
200	AGCO Corp. *	12,326
1,700	Avis Budget Group, Inc. *	12,954
320	Burlington Northern Santa Fe Corp.	34,368
500	CH Robinson Worldwide, Inc.	26,055
600	Copart, Inc. *	26,406
700	CSX Corp.	45,276
1,400	Danaher Corp.	114,198
2,000	Deere & Co.	141,140
200	Emerson Electric Co.	9,360
100	FedEx Corp.	8,282
100	Flowserve Corp.	13,212
2,400	General Dynamics Corp.	221,520
13,500	General Electric Co.	379,350
292	Ingersoll-Rand	10,784
400	Kennametal, Inc.	14,092
800	L-3 Communications Holdings, Inc.	83,152
200	Manpower, Inc.	9,612

See accompanying notes to the financial statements.

8

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Industrials — continued
1,200	Masco Corp.	22,872
200	Norfolk Southern Corp.	14,706
300	Northrop Grumman Corp.	20,655
700	Paccar, Inc.	30,142
1,050	Parker-Hannifin Corp.	67,274
500	Raytheon Co.	29,995
200	Rockwell Collins, Inc.	10,518
200	Ryder Systems, Inc.	12,904
100	SPX Corp.	11,925
2,175	Tyco International Ltd.	93,264
500	United Parcel Service, Inc.-Class B	32,060
1,800	United Technologies Corp.	118,062
200	URS Corp. *	9,592
700	YRC Worldwide, Inc. *	12,670
	Total Industrials	1,741,806
	Information Technology — 9.0%
200	Affiliated Computer Services, Inc.-Class A *	10,648
13,200	Cisco Systems, Inc. *	317,460
300	Citrix Systems, Inc. *	9,081
400	Cypress Semiconductor Corp. *	12,968
3,100	Dell, Inc. *	67,363
4,400	eBay, Inc. *	109,692
1,500	EMC Corp. *	22,920
200	Factset Research Systems, Inc.	12,542
900	Fiserv, Inc. *	46,674
300	Global Payments, Inc.	14,463
170	Google, Inc.-Class A *	78,759
300	Hewitt Associates, Inc.-Class A *	12,063
1,300	Hewlett-Packard Co.	60,996
1,700	Ingram Micro, Inc.-Class A *	32,147
1,200	Intel Corp.	27,444
910	International Business Machines Corp.	110,774
1,200	Juniper Networks, Inc. *	30,840

See accompanying notes to the financial statements.

9

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	Information Technology — continued
300	Lam Research Corp. *	11,028
800	Lexmark International, Inc. *	28,776
20,300	Microsoft Corp.	553,987
13,600	Oracle Corp. *	298,248
700	QLogic Corp. *	13,076
6,200	Qualcomm, Inc.	326,430
400	Sybase, Inc. *	13,764
700	Tech Data Corp. *	23,898
200	VeriSign, Inc. *	6,394
1,800	Western Digital Corp. *	49,068
	Total Information Technology	2,301,503
	Materials — 0.9%
300	Air Products & Chemicals, Inc.	27,555
600	Cabot Corp.	16,602
300	Commercial Metals Co.	7,809
600	Dow Chemical Co. (The)	20,478
400	FMC Corp.	29,416
600	Newmont Mining Corp.	27,060
1,100	Nucor Corp.	57,750
200	Reliance Steel & Aluminum Co.	11,402
400	Sigma-Aldrich Corp.	22,704
	Total Materials	220,776
	Telecommunication Services — 0.7%
2,258	AT&T, Inc.	72,233
2,952	Verizon Communications, Inc.	103,674
	Total Telecommunication Services	175,907
	Utilities — 0.1%
300	FirstEnergy Corp.	21,792
	TOTAL COMMON STOCKS (COST $28,343,789)	24,568,813

See accompanying notes to the financial statements.

10

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2008 (Unaudited)

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	Information Technology — 0.0%
800	Seagate Technology, Inc. Rights * (a)	8
	TOTAL RIGHTS AND WARRANTS (COST $0)	8
	SHORT-TERM INVESTMENTS — 3.4%
	Money Market Funds — 3.4%
870,626	State Street Institutional Treasury Money Market Fund-Institutional Class	870,626
	TOTAL SHORT-TERM INVESTMENTS (COST $870,626)	870,626
	TOTAL INVESTMENTS — 99.8% (Cost $29,214,415)	25,439,447
	Other Assets and Liabilities (net) — 0.2%	44,307
	TOTAL NET ASSETS — 100.0%	$25,483,754

See accompanying notes to the financial statements.

11

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2008 (Unaudited)

A summary of outstanding financial instruments at August 31, 2008 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
8	S&P 500 E-Mini	September 2008	$513,040	$11,823

As of August 31, 2008, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

See accompanying notes to the financial statements.

12

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets:
Investments, at value (cost $29,214,415) (Note 2)	$25,439,447
Dividends and interest receivable	67,835
Receivable for collateral on open futures contracts (Note 2)	28,800
Receivable for expenses reimbursed by Manager (Note 3)	7,378
Total assets	25,543,460
Liabilities:
Payable to affiliate for (Note 3):
Management fee	6,683
Shareholder service fee	3,233
Trustees and Chief Compliance Officer of GMO Trust fees	64
Payable for variation margin on open futures contracts (Note 2)	6,200
Accrued expenses	43,526
Total liabilities	59,706
Net assets	$25,483,754
Net assets consist of:
Paid-in capital	$32,172,889
Accumulated undistributed net investment income	71,950
Accumulated net realized loss	(2,997,940)
Net unrealized depreciation	(3,763,145)
$25,483,754
Net assets attributable to:
Class III shares	$25,483,754
Shares outstanding:
Class III	3,435,983
Net asset value per share:
Class III	$7.42

See accompanying notes to the financial statements.

13

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2008 (Unaudited)

Investment Income:
Dividends	$304,148
Interest	2,932
Total investment income	307,080
Expenses:
Management fee (Note 3)	42,761
Shareholder service fee – Class III (Note 3)	20,691
Custodian, fund accounting agent and transfer agent fees	15,548
Audit and tax fees	27,508
Legal fees	368
Trustees fees and related expenses (Note 3)	126
Miscellaneous	368
Total expenses	107,370
Fees and expenses reimbursed by Manager (Note 3)	(43,700)
Expense reductions (Note 2)	(95)
Net expenses	63,575
Net investment income (loss)	243,505
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(1,230,875)
Closed futures contracts	(69,522)
Net realized gain (loss)	(1,300,397)
Change in net unrealized appreciation (depreciation) on:
Investments	(277,528)
Open futures contracts	56,760
Net unrealized gain (loss)	(220,768)
Net realized and unrealized gain (loss)	(1,521,165)
Net increase (decrease) in net assets resulting from operations	$(1,277,660)

See accompanying notes to the financial statements.

14

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$243,505	$662,983
Net realized gain (loss)	(1,300,397)	606,964
Change in net unrealized appreciation (depreciation)	(220,768)	(5,075,041)
Net increase (decrease) in net assets from operations	(1,277,660)	(3,805,094)
Distributions to shareholders from:
Net investment income
Class III	(221,102)	(613,306)
Net realized gains
Class III	—	(2,010,274)
	(221,102)	(2,623,580)
Net share transactions (Note 7):
Class III	(2,375,502)	60,351
Total increase (decrease) in net assets	(3,874,264)	(6,368,323)
Net assets:
Beginning of period	29,358,018	35,726,341
End of period (including accumulated undistributed net investment income of $71,950 and $49,547, respectively)	$25,483,754	$29,358,018

See accompanying notes to the financial statements.

15

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28/29,
	(Unaudited)		2008	2007	2006	2005	2004
Net asset value, beginning of period	$7.86		$9.68	$10.78	$11.71	$11.36	$8.05
Income (loss) from investment operations:
Net investment income (loss)†	0.07		0.18	0.21	0.26	0.20	0.17
Net realized and unrealized gain (loss)	(0.45)		(1.23)	0.80	0.58	0.86	3.31
Total from investment operations	(0.38)		(1.05)	1.01	0.84	1.06	3.48
Less distributions to shareholders:
From net investment income	(0.06)		(0.18)	(0.23)	(0.28)	(0.19)	(0.17)
From net realized gains	—		(0.59)	(1.88)	(1.49)	(0.52)	—
Total distributions	(0.06)		(0.77)	(2.11)	(1.77)	(0.71)	(0.17)
Net asset value, end of period	$7.42		$7.86	$9.68	$10.78	$11.71	$11.36
Total Return(a)	(4.81	)%**	(11.88)%	9.80%	7.73%	9.59%	43.68%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$25,484		$29,358	$35,726	$95,605	$112,411	$71,931
Net expenses to average daily net assets	0.46	%(b)*	0.46%	0.46%	0.48%	0.48%	0.48%
Net investment income to average daily net assets	1.77	%*	1.93%	1.91%	2.31%	1.79%	1.77%
Portfolio turnover rate	27	%**	75%	72%	62%	60%	65%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.32	%*	0.23%	0.13%	0.12%	0.10%	0.14%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

16

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2008 (Unaudited)

1.  Organization

GMO U.S. Intrinsic Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks long-term capital growth. The Fund seeks to achieve its objective by outperforming the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index, and in companies with similar market capitalizations.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of investment funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and may not reflect the value that would be realized if the security were sold. The difference between a fair value price and the value realized upon a sale could be material.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for the Fund's current fiscal period. While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level

17

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Prices determined using other significant observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments at value:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$24,568,813	$11,823
Level 2 - Other Significant Observable Inputs	870,626	—
Level 3 - Significant Unobservable Inputs	8	—
Total	$25,439,447	$11,823

*  Other financial instruments include futures contracts.

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of February 29, 2008	$8	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	—	—
Balance as of August 31, 2008	$8	$—

18

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations, or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party to the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Variance swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the annualized realized variance of returns on the underlying price and a fixed quantity, also known as the variance strike, over a period of time. The Fund may segregate securities or cash in the name of the counterparty or the counterparty may post cash or securities to the Fund as collateral in accordance with the terms of the agreement.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of

19

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to them are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements exposes the Fund, to varying degrees, to elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. The Fund had no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and brokers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. The Fund had no repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to qualified brokers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2008, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after

20

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

As of February 29, 2008, the Fund elected to defer to March 1, 2008 post-October capital losses of $1,341,682.

As of August 31, 2008, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$29,701,806	$816,970	$(5,079,329)	$(4,262,359)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2008, nor were there any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination based on the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

21

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for on the trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or loss. Income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund determines the cost of securities on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. In addition, Goldman Sachs Agency Lending, the Fund's securities lending agent, has agreed to reimburse the Fund for certain transactional expenses related to securities lending activity. Credit balances or expense reimbursements used to reduce fees, if any, are reported as a reduction of expenses in the Statement of Operations.

Recently issued accounting pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund that is paid monthly at the annual rate of 0.31% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2009 to the extent the Fund's total annual operating expenses (excluding "Excluded Expenses", as defined below) exceed 0.31% of the Fund's average daily net assets. Excluded Expenses include shareholder

22

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2008 was $126 and $92, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2008 aggregated $7,071,548 and $9,333,781, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that in the future such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2008, 99.27% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Redemptions from (or investments into) the Fund or on behalf of these large shareholders may have a material effect on the Fund.

As of August 31, 2008, 0.09% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and 0.15% of the Fund's shares were held by accounts for which the Manager has investment discretion.

23

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2008 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008
Class III:	Shares	Amount	Shares	Amount
Shares sold	—	$—	183,699	$1,585,009
Shares issued to shareholders in reinvestment of distributions	28,529	213,467	279,714	2,550,763
Shares repurchased	(327,217)	(2,588,969)	(421,121)	(4,075,421)
Net increase (decrease)	(298,688)	$(2,375,502)	42,292	$60,351

24

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2008 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2008, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 15, 2008 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 16, 2008.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one- and five-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks

25

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2008 (Unaudited)

associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management, for example, by attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 16, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2008.

26

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2008 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2008.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 through August 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.46%	$1,000.00	$951.90	$2.26
2) Hypothetical	0.46%	$1,000.00	$1,022.89	$2.35

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2008, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

27

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.  Schedule of Investments.

The complete schedule of investments for each series of the registrant is included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)          The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as EX-99.CERT.

(a)(3)  Not applicable to this registrant.

(b)         Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) are attached hereto as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Scott E. Eston
Scott E. Eston, Chief Executive Officer

	Date:	November 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Scott E. Eston
Scott E. Eston, Principal Executive Officer

	Date:	November 3, 2008

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Principal Financial Officer

	Date:	November 3, 2008